UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.8% (t)
	Arizona — 90.8%
	Certificate of Participation/Lease — 11.2%
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/23	1,132
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,294
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,121
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,932
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,311
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,482
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,083

		11,355

	Education — 4.6%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,078
1,520	Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,573

		4,651

	General Obligation — 12.8%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,149
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,771
1,265	Maricopa County, Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,374
1,000	Maricopa County, Paradise Valley Unified School District No. 69, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,052
1,000	Maricopa County, Peoria Unified School District No.11, GO, 5.000%, 07/01/19	1,193
1,000	Maricopa County, Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,210
1,560	Pima County, Sunnyside Unified School District No. 12, GO, AGM, 5.000%, 07/01/14	1,638
1,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	1,133
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,494

		13,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Hospital — 1.3%
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,077
245	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 06/01/13 (p)	245

		1,322

	Other Revenue — 15.6%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Special Obligation, Series A, Rev., 5.250%, 10/01/17	2,951
2,500	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	2,941
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,147
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,081
1,000	Navajo County, Pollution Control Corp., Pollution Control, Arizona Public Service Co. Cholla Project, Series A, Rev., VAR, 1.250%, 05/30/14	1,005
1,000	Peoria Municipal Development Authority, Inc., Rev., 5.000%, 07/01/18	1,170
2,000	Phoenix Civic Improvement Corp., Airport, Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,249
1,000	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/24	1,163
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,145
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 3.500%, 06/01/18	1,000

		15,852

	Prerefunded — 6.3%
6,450	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/31/14 (p)	6,411

		6,411

	Special Tax — 10.5%
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,272
3,000	Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,278
3,000	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	3,503

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax –– Continued
2,500	Scottsdale Municipal Property Corp., Excise Tax, Water & Sewer Improvement Project, Series E, Rev., 5.000%, 07/01/14	2,629

		10,682

	Transportation — 4.1%
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/24	2,336
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,855

		4,191

	Utility — 8.8%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,614
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
3,600	Series A, Rev., 5.000%, 01/01/23	4,142
1,000	Series A, Rev., 5.000%, 12/01/28	1,166

		8,922

	Water & Sewer — 15.6%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,274
2,025	Series A, Rev., 5.000%, 10/01/24	2,360
2,020	Series A, Rev., 5.000%, 10/01/29	2,349
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,797
1,875	Rev., 5.250%, 07/01/23	2,382
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,345
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,413

		15,920

	Total Arizona	92,320

	Florida — 1.3%
	Other Revenue — 1.3%
1,135	Miami-Dade County Expressway Authority, Toll System, Series A, Rev., 5.000%, 07/01/22	1,347

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Minnesota — 1.1%
	Other Revenue — 1.1%
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,142

	Pennsylvania — 1.1%
	Other Revenue — 1.1%
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 01/01/23	1,106

	Texas — 2.0%
	General Obligation — 2.0%
1,700	Tarrant County, Eagle Mountain-Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,980

	Washington — 3.5%
	General Obligation — 1.2%
1,000	Washington State, Motor Vehicle Fuel Tax, Series B-1, GO, 5.000%, 08/01/24	1,192

	Other Revenue — 2.3%
1,000	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/18	1,178
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,199

		2,377

	Total Washington	3,569

	Total Municipal Bonds (Cost $93,747)	101,464

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.4%
	Investment Company — 0.4%
451	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003% (b) (l) (m) (Cost $451)	451

	Total Investments — 100.2% (Cost $94,198)	101,915

	Liabilities in Excess of Other Assets — (0.2)%	(207)

	NET ASSETS — 100.0%	$101,708

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	—	Filed for bankruptcy on November 8, 2010

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,739
Aggregate gross unrealized depreciation	(22)

Net unrealized appreciation/depreciation	$7,717

Federal income tax cost of investments	$94,198

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$451	$101,464	$–	$101,915

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.2%
10,746		ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	10,880
16,444		Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.993%, 12/27/22 (e)	16,634
		Ally Auto Receivables Trust,
732		Series 2010-3, Class A3, 1.110%, 10/15/14	733
5,804		Series 2010-3, Class A4, 1.550%, 08/17/15	5,843
727		Series 2010-4, Class A3, 0.910%, 11/17/14	727
1,015		Series 2011-1, Class A3, 1.380%, 01/15/15	1,017
9,057		Series 2012-1, Class A3, 0.930%, 02/16/16	9,093
2,222		Series 2012-1, Class A4, 1.210%, 07/15/16	2,245
12,813		Series 2012-2, Class A3, 0.740%, 04/15/16	12,844
–	(h)	Series 2012-3, Class A2, 0.700%, 01/15/15	—	(h)
9,709		Series 2012-3, Class A3, 0.850%, 08/15/16	9,744
		American Credit Acceptance Receivables Trust,
3,925		Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	3,949
13,365		Series 2012-2, Class A, 1.890%, 07/15/16 (e)	13,441
2,164		Series 2012-2, Class B, 2.750%, 02/15/18 (e)	2,193
10,701		Series 2012-3, Class A, 1.640%, 11/15/16 (e)	10,702
3,220		Series 2012-3, Class B, 2.280%, 09/17/18 (e)	3,215
12,108		Series 2013-1, Class A, 1.450%, 04/16/18 (e)	12,099
		AmeriCredit Automobile Receivables Trust,
1,326		Series 2010-3, Class A3, 1.140%, 04/08/15	1,327
530		Series 2010-4, Class A3, 1.270%, 04/08/15	530
1,468		Series 2011-1, Class A3, 1.390%, 09/08/15	1,471
322		Series 2011-4, Class A2, 0.920%, 03/09/15	323
11,311		Series 2011-4, Class A3, 1.170%, 05/09/16	11,356
12,349		Series 2011-5, Class A3, 1.550%, 07/08/16	12,461
3,874		Series 2012-1, Class A2, 0.910%, 10/08/15	3,880
2,353		Series 2012-1, Class A3, 1.230%, 09/08/16	2,370
2,824		Series 2012-2, Class A2, 0.760%, 10/08/15	2,827
2,533		Series 2012-2, Class A3, 1.050%, 10/11/16	2,547
5,427		Series 2012-3, Class A2, 0.710%, 12/08/15	5,433
3,857		Series 2012-3, Class A3, 0.960%, 01/09/17	3,876
3,871		Series 2012-4, Class A2, 0.490%, 04/08/16	3,872
555		Series 2012-5, Class A1, 0.270%, 12/09/13	555
12,825		Series 2012-5, Class A2, 0.510%, 01/08/16	12,826
3,289		Series 2012-5, Class A3, 0.620%, 06/08/17	3,287
11,770		Series 2013-1, Class A2, 0.490%, 06/08/16	11,770
1,324		Series 2013-1, Class A3, 0.610%, 10/10/17	1,323
221		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.962%, 01/25/34	220
7,382		Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	7,382
		Bank of America Auto Trust,
839		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	839
5,412		Series 2010-2, Class A4, 1.940%, 06/15/17	5,441
7,661		Series 2012-1, Class A3, 0.780%, 06/15/16	7,686

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Bayview Opportunity Master Fund IIa Trust,
7,015	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	7,086
29,431	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e) (i)	29,431
1,100	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.563%, 04/25/36	1,031
	BMW Vehicle Lease Trust,
7,779	Series 2012-1, Class A3, 0.750%, 02/20/15	7,796
3,333	Series 2013-1, Class A3, 0.540%, 09/21/15	3,331
9,366	BXG Receivables Note Trust, Series 2012- A, Class A, 2.660%, 12/02/27 (e)	9,333
7,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,701
17,408	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	17,399
12,730	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	12,733
	CarMax Auto Owner Trust,
4,934	Series 2011-1, Class A3, 1.290%, 09/15/15	4,951
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,334
1,811	Series 2013-1, Class A3, 0.600%, 10/16/17	1,806
	CarNow Auto Receivables Trust,
494	Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	495
2,782	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	2,782
4,374	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,373
	CFC LLC,
1,478	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	1,478
1,666	Series 2013-1A, Class B, 3.640%, 11/15/18 (e)	1,666
	Chase Funding Trust,
3,262	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,432
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	4,197
9,404	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	9,483
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,178
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,289
10,287	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.383%, 02/25/46 (e) (i)	9,583
1,194	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.573%, 12/25/33	1,093
	CNH Equipment Trust,
2,261	Series 2010-C, Class A3, 1.170%, 05/15/15	2,264
2,028	Series 2011-A, Class A3, 1.200%, 05/16/16	2,036
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,894
453	Series 2012-A, Class A2, 0.650%, 07/15/15	453
8,277	Series 2012-A, Class A3, 0.940%, 05/15/17	8,310
16,613	Series 2012-C, Class A2, 0.440%, 02/16/16	16,618
	Concord Funding Co. LLC,
30,000	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	30,000
14,000	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	13,987
15,444	Conix Mortgage Asset Trust, Series 2013- 1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	15,406
	Countrywide Asset-Backed Certificates,
809	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	714
11	Series 2004-1, Class 3A, VAR, 0.753%, 04/25/34	10
1,290	Series 2004-1, Class M1, VAR, 0.943%, 03/25/34	1,215
361	Series 2004-1, Class M2, VAR, 1.018%, 03/25/34	349
1,065	Series 2004-6, Class M1, VAR, 0.793%, 10/25/34	933

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	CPS Auto Receivables Trust,
2,469	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	2,538
8,670	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	8,998
4,574	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	4,660
19,815	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	20,102
13,109	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	13,094
	CPS Auto Trust,
14,047	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	14,150
7,964	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	7,985
	Credit Acceptance Auto Loan Trust,
9,207	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	9,330
4,711	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,775
10,891	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	10,947
289	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.503%, 11/25/35	286
2,400	Discover Card Execution Note Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,405
4,619	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	4,622
	Exeter Automobile Receivables Trust,
9,864	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	9,889
1,975	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,972
583	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.293%, 12/25/36	574
	First Investors Auto Owner Trust,
11,225	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	11,329
6,867	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	6,863
	Flagship Credit Auto Trust,
1,361	Series 2012-1, Class A, 1.860%, 01/15/15 (e)	1,362
14,627	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	14,719
14,025	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.840%, 08/15/16	14,078
11,142	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.579%, 01/15/18	11,154
	Freedom Trust,
1,367	Series 2011-1, Class A13, VAR, 0.373%, 11/30/37 (e) (i)	1,362
10,467	Series 2011-2, Class A11, VAR, 3.549%, 08/01/46 (e)	10,792
6,987	Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	7,231
10,877	Series 2012-2, Class A24, VAR, 2.339%, 10/26/42 (e) (i)	11,094
813	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	792
	GE Equipment Midticket LLC,
9,359	Series 2012-1, Class A2, 0.470%, 01/22/15	9,360
12,400	Series 2012-1, Class A3, 0.600%, 05/23/16	12,406
4,200	Series 2012-1, Class A4, 0.780%, 09/22/20	4,202
6,652	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	6,654
188	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.273%, 03/25/36	116
39	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	39
	HLSS Servicer Advance Receivables Backed Notes,
14,904	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	14,937
12,161	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	12,393
16,713	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	16,725
14,361	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	14,460
3,000	Series 2013-T1, Class C1, 1.644%, 01/15/44 (e)	3,009
1,700	Series 2013-T1, Class D1, 2.487%, 01/15/44 (e)	1,706
8,301	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	8,301

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,177		Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.393%, 03/25/36	970
		Honda Auto Receivables Owner Trust,
5,200		Series 2011-1, Class A4, 1.800%, 04/17/17	5,254
5,399		Series 2012-1, Class A3, 0.770%, 01/15/16	5,416
3,377		Series 2012-1, Class A4, 0.970%, 04/16/18	3,402
		HSBC Home Equity Loan Trust,
2,251		Series 2005-2, Class A1, VAR, 0.468%, 01/20/35	2,222
1,834		Series 2005-2, Class M2, VAR, 0.688%, 01/20/35	1,751
		HSBC Home Equity Loan Trust USA,
3,955		Series 2006-1, Class A1, VAR, 0.358%, 01/20/36	3,879
1,715		Series 2006-2, Class A1, VAR, 0.348%, 03/20/36	1,699
423		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	422
726		Series 2007-1, Class AS, VAR, 0.398%, 03/20/36	712
9,018		Series 2007-3, Class APT, VAR, 1.398%, 11/20/36	8,999
		Huntington Auto Trust,
6,608		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	6,634
8,600		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,704
6,432		Series 2012-1, Class A3, 0.810%, 09/15/16	6,453
10,303		Series 2012-2, Class A2, 0.380%, 09/15/15	10,305
		Hyundai Auto Receivables Trust,
1,131		Series 2010-B, Class A3, 0.970%, 04/15/15	1,133
6,300		Series 2010-B, Class A4, 1.630%, 03/15/17	6,392
2,376		Series 2011-A, Class A3, 1.160%, 04/15/15	2,381
4,680		Series 2011-A, Class A4, 1.780%, 12/15/15	4,739
5,798		Series 2011-B, Class A4, 1.650%, 02/15/17	5,885
8,655		Series 2012-A, Class A3, 0.720%, 03/15/16	8,673
		John Deere Owner Trust,
2,378		Series 2011-A, Class A3, 1.290%, 01/15/16	2,387
3,915		Series 2011-A, Class A4, 1.960%, 04/16/18	3,971
7,494		Series 2012-B, Class A2, 0.430%, 02/17/15	7,497
6,541		Series 2012-B, Class A4, 0.690%, 01/15/19	6,529
		KGS-Alpha Capital Markets LP,
84,802		Series 2012-3, 1.151%, 09/25/26	2,729
221,990		Series 2012-4, VAR, 0.885%, 09/25/37	12,071
100,000		Series 2013-2, VAR, 1.317%, 03/25/39	6,453
1,425		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	1,425
8,008		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.543%, 07/25/34 (e)	7,925
		Long Beach Mortgage Loan Trust,
5,600		Series 2004-1, Class M1, VAR, 0.943%, 02/25/34	5,268
1,500		Series 2004-3, Class M1, VAR, 1.048%, 07/25/34	1,426
–	(h)	Series 2006-8, Class 2A2, VAR, 0.283%, 09/25/36	—
1,317		Series 2006-WL2, Class 2A3, VAR, 0.393%, 01/25/36	1,236
25,000		Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	24,987
8,652		Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.443%, 03/25/32	8,689
		Mercedes-Benz Auto Receivables Trust,
360		Series 2010-1, Class A3, 1.420%, 08/15/14	360
1,869		Series 2011-1, Class A3, 0.850%, 03/16/15	1,872
11,572		Mid-State Capital Corp. Trust, Series 2006- 1, Class M1, 6.083%, 10/15/40 (e)	11,533
		Mid-State Capital Trust,
6,182		Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,375
11,126		Series 2010-1, Class M, 5.250%, 12/15/45 (e)	11,568

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
21,300	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	21,496
	Nationstar Agency Advance Funding Trust,
9,265	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	9,277
2,000	Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	2,004
3,694	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,693
8,299	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.548%, 12/07/20	8,323
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.069%, 11/25/33	4,080
3,250	Newcastle Investment Trust, Series 2011- MH1, Class A, 2.450%, 12/10/33 (e)	3,317
	Nissan Auto Receivables Owner Trust,
951	Series 2010-A, Class A3, 0.870%, 07/15/14	952
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,765
6,594	Series 2012-A, Class A3, 0.730%, 05/16/16	6,612
3,329	Series 2012-A, Class A4, 1.000%, 07/16/18	3,354
4,667	Series 2013-A, Class A2, 0.370%, 09/15/15	4,667
27,000	NYMT Residential LLC, Series 2012- RP1A, VAR, 4.250%, 12/25/17 (e) (i)	27,000
214	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.033%, 02/25/33	200
15,530	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.131%, 10/25/34	15,183
	PennyMac Loan Trust,
1,709	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	1,707
9,169	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	9,115
	RAMP Trust,
5,734	Series 2004-RS11, Class M1, VAR, 0.813%, 11/25/34	5,604
10,000	Series 2005-EFC5, Class A3, VAR, 0.533%, 10/25/35	9,792
26,339	Series 2006-RZ1, Class A3, VAR, 0.493%, 03/25/36	24,709
	RASC Trust,
64	Series 2002-KS4, Class AIIB, VAR, 0.693%, 07/25/32	53
82	Series 2003-KS5, Class AIIB, VAR, 0.773%, 07/25/33	67
100	Series 2003-KS9, Class A2B, VAR, 0.833%, 11/25/33	76
975	Series 2005-KS9, Class A3, VAR, 0.563%, 10/25/35	959
	Real Estate Asset Trust,
586	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	586
4,636	Series 2012-3A, Class A1, VAR, 2.734%, 11/25/42 (e) (i)	4,636
4,000	Series 2012-3A, Class A2, VAR, 5.926%, 11/25/42 (e) (i)	4,000
11,238	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	11,238
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000
99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	57
13,511	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	13,516
	Resort Finance Timeshare Receivables Trust,
17,125	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	17,125
15,275	Series 2012-2, 5.750%, 09/05/18 (i)	15,275
	RMAT,
13,909	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	14,578
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	4,193
940	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	926
	Santander Drive Auto Receivables Trust,
477	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	479
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,665

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
10,000		Series 2011-1, Class B, 2.350%, 11/16/15	10,114
1,567		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,573
1,907		Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	1,920
4,315		Series 2012-1, Class A2, 1.250%, 04/15/15	4,323
2,753		Series 2012-1, Class A3, 1.490%, 10/15/15	2,772
3,417		Series 2012-2, Class A2, 0.910%, 05/15/15	3,421
3,667		Series 2012-2, Class A3, 1.220%, 12/15/15	3,685
3,332		Series 2012-3, Class A2, 0.830%, 04/15/15	3,335
3,965		Series 2012-3, Class A3, 1.080%, 04/15/16	3,982
4,403		Series 2012-5, Class A2, 0.570%, 12/15/15	4,404
4,080		Series 2012-5, Class A3, 0.830%, 12/15/16	4,088
15,000		Series 2012-6, Class A2, 0.470%, 09/15/15	15,003
4,334		Series 2012-6, Class A3, 0.620%, 07/15/16	4,334
9,279		Series 2013-1, Class A2, 0.480%, 02/16/16	9,281
3,337		Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	3,392
884		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.933%, 01/25/36	601
		SNAAC Auto Receivables Trust,
2,810		Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	2,827
5,469		Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	5,465
41,250		SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e) (i)	41,432
61,500		Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	60,885
		Stanwich Mortgage Loan Co. LLC,
24,841		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	24,888
43,035		Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	43,103
30,865		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	30,885
20,000		Station Place Securitization Trust, Series 2013-1, VAR, 1.559%, 02/25/15	20,000
2,050		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.463%, 06/25/35	2,046
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,026		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,177
4,054		Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,075
3,243		Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,261
		Structured Asset Securities Corp. Pass-Through Certificates,
897		Series 2002-AL1, Class A2, 3.450%, 02/25/32	897
2,521		Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,499
		Toyota Auto Receivables Owner Trust,
340		Series 2010-C, Class A3, 0.770%, 04/15/14	340
3,825		Series 2011-A, Class A3, 0.980%, 10/15/14	3,830
4,585		Series 2011-A, Class A4, 1.560%, 05/15/15	4,627
24,890		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.599%, 10/15/15 (e)	25,372
308		Union Pacific Railroad Co. 2003 Pass- Through Trust, 4.698%, 01/02/24	334
5,206		United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	5,208
3,353		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	3,352
		Volkswagen Auto Lease Trust,
–	(h)	Series 2012-A, Class A2, 0.660%, 11/20/14	—	(h)
11,550		Series 2012-A, Class A3, 0.870%, 07/20/15	11,595
17,021		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	17,093
2,166		Volt LLC, Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	2,190

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		VOLT LLC,
17,989		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e) (i)	17,989
4,576		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	4,600
		Westgate Resorts LLC,
20,227		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	20,783
16,304		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	16,513
9,993		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	10,062
615		Westlake Automobile Receivables Trust, Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	615
3,815		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	3,838
		World Omni Automobile Lease Securitization Trust,
3,167		Series 2012-A, Class A2, 0.710%, 01/15/15	3,170
2,231		Series 2012-A, Class A3, 0.930%, 11/16/15	2,239

		Total Asset-Backed Securities (Cost $1,723,131)	1,740,565

Collateralized Mortgage Obligations — 28.3%
		Agency CMO — 19.7%
30,402		Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	30,454
5,648		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	6,031
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
381		Series 8, Class ZA, 7.000%, 03/25/23	429
239		Series 24, Class ZE, 6.250%, 11/25/23	267
1,745		Series 29, Class L, 7.500%, 04/25/24	2,006
		Federal Home Loan Mortgage Corp. Reference REMIC,
15,738		Series R006, Class ZA, 6.000%, 04/15/36	17,438
21,285		Series R007, Class ZA, 6.000%, 05/15/36	23,301
		Federal Home Loan Mortgage Corp. REMIC,
9		Series 46, Class B, 7.800%, 09/15/20	10
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
52		Series 114, Class H, 6.950%, 01/15/21	58
15		Series 1116, Class I, 5.500%, 08/15/21	16
34		Series 1206, Class IA, 7.000%, 03/15/22	38
43		Series 1250, Class J, 7.000%, 05/15/22	51
76		Series 1370, Class JA, VAR, 1.400%, 09/15/22	76
78		Series 1455, Class WB, IF, 4.550%, 12/15/22	81
120		Series 1491, Class I, 7.500%, 04/15/23	138
390		Series 1498, Class I, VAR, 1.400%, 04/15/23	390
553		Series 1502, Class PX, 7.000%, 04/15/23	619
74		Series 1505, Class Q, 7.000%, 05/15/23	82
54		Series 1541, Class M, HB, IF, 23.676%, 07/15/23	84
528		Series 1573, Class PZ, 7.000%, 09/15/23	598
2		Series 1607, Class SA, HB, IF, 21.214%, 10/15/13	2
661		Series 1642, Class PJ, 6.000%, 11/15/23	751
16		Series 1671, Class L, 7.000%, 02/15/24	18
303		Series 1700, Class GA, PO, 02/15/24	270
1,270		Series 1706, Class K, 7.000%, 03/15/24	1,443
21		Series 1709, Class FA, VAR, 0.880%, 03/15/24	22
853		Series 1720, Class PL, 7.500%, 04/15/24	987
831		Series 1737, Class L, 6.000%, 06/15/24	908
102		Series 1890, Class H, 7.500%, 09/15/26	119
640		Series 1927, Class PH, 7.500%, 01/15/27	746
547		Series 1927, Class ZA, 6.500%, 01/15/27	547
16		Series 1935, Class FL, VAR, 0.950%, 02/15/27	16

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
33	Series 1970, Class PG, 7.250%, 07/15/27	39
579	Series 1981, Class Z, 6.000%, 05/15/27	630
367	Series 1983, Class Z, 6.500%, 12/15/23	412
371	Series 2019, Class Z, 6.500%, 12/15/27	416
471	Series 2054, Class PV, 7.500%, 05/15/28	550
126	Series 2056, Class TD, 6.500%, 05/15/18	136
640	Series 2063, Class PG, 6.500%, 06/15/28	727
109	Series 2064, Class TE, 7.000%, 06/15/28	126
317	Series 2070, Class C, 6.000%, 07/15/28	342
1,412	Series 2075, Class PM, 6.250%, 08/15/28	1,447
1,252	Series 2095, Class PE, 6.000%, 11/15/28	1,405
2,067	Series 2106, Class ZD, 6.000%, 12/15/28	2,367
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,783
57	Series 2134, Class PI, IO, 6.500%, 03/15/19	7
2,774	Series 2169, Class TB, 7.000%, 06/15/29	3,220
1,014	Series 2172, Class QC, 7.000%, 07/15/29	1,159
618	Series 2176, Class OJ, 7.000%, 08/15/29	708
3	Series 2196, Class TL, 7.500%, 11/15/29	4
1,363	Series 2208, Class PG, 7.000%, 01/15/30	1,559
312	Series 2230, Class Z, 8.000%, 04/15/30	367
252	Series 2234, Class PZ, 7.500%, 05/15/30	295
75	Series 2262, Class Z, 7.500%, 10/15/30	88
537	Series 2325, Class PM, 7.000%, 06/15/31	582
1,134	Series 2332, Class ZH, 7.000%, 07/15/31	1,193
122	Series 2333, Class HC, 6.000%, 07/15/31	122
694	Series 2351, Class PZ, 6.500%, 08/15/31	774
548	Series 2367, Class ME, 6.500%, 10/15/31	589
582	Series 2388, Class FB, VAR, 0.799%, 01/15/29	587
633	Series 2399, Class OH, 6.500%, 01/15/32	690
1,190	Series 2410, Class NG, 6.500%, 02/15/32	1,305
1,329	Series 2412, Class SP, IF, 15.702%, 02/15/32	1,808
3,171	Series 2418, Class FO, VAR, 1.099%, 02/15/32	3,228
1,219	Series 2420, Class XK, 6.500%, 02/15/32	1,324
1,226	Series 2423, Class TB, 6.500%, 03/15/32	1,334
4,082	Series 2434, Class ZA, 6.500%, 04/15/32	4,644
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,015
412	Series 2441, Class GF, 6.500%, 04/15/32	471
1,480	Series 2455, Class GK, 6.500%, 05/15/32	1,692
1,147	Series 2458, Class ZM, 6.500%, 06/15/32	1,280
868	Series 2463, Class CE, 6.000%, 06/15/17	919
455	Series 2466, Class PG, 6.500%, 04/15/32	463
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,553
1,288	Series 2474, Class NR, 6.500%, 07/15/32	1,435
2,818	Series 2475, Class S, IF, IO, 7.801%, 02/15/32	497
1,953	Series 2484, Class LZ, 6.500%, 07/15/32	2,231
126	Series 2488, Class WS, IF, 16.282%, 08/15/17	152
2,808	Series 2500, Class MC, 6.000%, 09/15/32	3,120
332	Series 2508, Class AQ, 5.500%, 10/15/17	355
2,664	Series 2512, Class PG, 5.500%, 10/15/22	2,942
417	Series 2515, Class MG, 4.000%, 09/15/17	425
1,495	Series 2537, Class TE, 5.500%, 12/15/17	1,600
827	Series 2543, Class LX, 5.000%, 12/15/17	881

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,064	Series 2544, Class HC, 6.000%, 12/15/32	2,325
2,332	Series 2552, Class ME, 6.000%, 01/15/33	2,624
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,103
1,498	Series 2571, Class FY, VAR, 0.949%, 12/15/32	1,524
883	Series 2571, Class SY, IF, 18.122%, 12/15/32	1,385
8,043	Series 2575, Class ME, 6.000%, 02/15/33	9,050
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,623
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,615
1,513	Series 2596, Class QG, 6.000%, 03/15/33	1,684
722	Series 2629, Class BY, IO, 4.500%, 03/15/18	32
223	Series 2638, Class DS, IF, 8.401%, 07/15/23	246
149	Series 2642, Class SL, IF, 6.701%, 07/15/33	154
5,487	Series 2651, Class VZ, 4.500%, 07/15/18	5,800
8,330	Series 2653, Class PZ, 5.000%, 07/15/33	9,747
1,676	Series 2655, Class EO, PO, 02/15/33	1,671
114	Series 2696, Class CO, PO, 10/15/18	113
6,799	Series 2707, Class QE, 4.500%, 11/15/18	7,258
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,628
4,484	Series 2743, Class HE, 4.500%, 02/15/19	4,757
1,267	Series 2744, Class PE, 5.500%, 02/15/34	1,360
1,388	Series 2748, Class KO, PO, 10/15/23	1,369
2,194	Series 2758, Class AO, PO, 03/15/19	2,069
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,560
1,434	Series 2777, Class KO, PO, 02/15/33	1,429
534	Series 2780, Class SY, IF, 16.062%, 11/15/33	702
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,431
1,462	Series 2809, Class UC, 4.000%, 06/15/19	1,542
124	Series 2840, Class JO, PO, 06/15/23	119
2,743	Series 2903, Class Z, 5.000%, 12/15/24	2,969
1,336	Series 2929, Class MS, HB, IF, 27.284%, 02/15/35	2,134
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,484
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,123
4,104	Series 2968, Class MD, 5.500%, 12/15/33	4,333
2,373	Series 2981, Class FA, VAR, 0.599%, 05/15/35	2,380
2,234	Series 2988, Class AF, VAR, 0.499%, 06/15/35	2,242
1,295	Series 2990, Class GO, PO, 02/15/35	1,222
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,544
4,817	Series 2995, Class FK, VAR, 0.449%, 05/15/34	4,816
4,420	Series 2999, Class ND, 4.500%, 07/15/20	4,720
160	Series 3007, Class AI, IO, 5.500%, 07/15/24	7
140	Series 3014, Class OD, PO, 08/15/35	128
1,337	Series 3029, Class SO, PO, 09/15/35	1,265
3,051	Series 3042, Class PF, VAR, 0.449%, 08/15/35	3,054
784	Series 3051, Class DP, HB, IF, 27.152%, 10/15/25	1,191
1,242	Series 3064, Class SG, IF, 19.336%, 11/15/35	1,689
4,739	Series 3065, Class DF, VAR, 0.579%, 04/15/35	4,759
3,072	Series 3085, Class WF, VAR, 0.999%, 08/15/35	3,108
4,566	Series 3102, Class FB, VAR, 0.499%, 01/15/36	4,580
501	Series 3102, Class HS, HB, IF, 23.836%, 01/15/36	734
5,414	Series 3117, Class AO, PO, 02/15/36	5,096

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,108	Series 3122, Class OP, PO, 03/15/36	2,958
6,297	Series 3147, Class PO, PO, 04/15/36	5,797
913	Series 3164, Class MG, 6.000%, 06/15/36	1,026
4,283	Series 3181, Class AZ, 6.500%, 07/15/36	5,022
9,144	Series 3200, Class AY, 5.500%, 08/15/36	10,007
1,018	Series 3213, Class OA, PO, 09/15/36	969
689	Series 3218, Class AO, PO, 09/15/36	668
1,927	Series 3225, Class EO, PO, 10/15/36	1,778
604	Series 3233, Class OP, PO, 05/15/36	562
50	Series 3253, Class A, 5.000%, 08/15/20	51
856	Series 3256, Class PO, PO, 12/15/36	812
747	Series 3261, Class OA, PO, 01/15/37	704
8,796	Series 3266, Class D, 5.000%, 01/15/22	9,528
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,231
1,254	Series 3286, Class PO, PO, 03/15/37	1,189
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,366
2,026	Series 3305, Class MG, IF, 2.419%, 07/15/34	1,979
7,160	Series 3315, Class HZ, 6.000%, 05/15/37	8,104
2,012	Series 3316, Class PO, PO, 05/15/37	1,909
130	Series 3318, Class AO, PO, 05/15/37	124
783	Series 3326, Class JO, PO, 06/15/37	740
2,295	Series 3344, Class SL, IF, IO, 6.401%, 07/15/37	350
1,131	Series 3365, Class PO, PO, 09/15/37	1,076
428	Series 3369, Class VA, 6.000%, 07/15/18	428
7,912	Series 3383, Class SA, IF, IO, 6.251%, 11/15/37	1,244
2,662	Series 3398, Class PO, PO, 01/15/36	2,656
714	Series 3422, Class SE, IF, 16.952%, 02/15/38	937
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,189
5,893	Series 3424, Class PI, IF, IO, 6.601%, 04/15/38	1,008
353	Series 3443, Class SY, IF, 9.000%, 03/15/37	419
7,544	Series 3453, Class B, 5.500%, 05/15/38	8,287
4,797	Series 3455, Class SE, IF, IO, 6.001%, 06/15/38	781
8,053	Series 3461, Class Z, 6.000%, 06/15/38	9,277
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,142
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,007
1,935	Series 3510, Class OD, PO, 02/15/37	1,835
1,447	Series 3523, Class SD, IF, 19.115%, 06/15/36	1,903
5,383	Series 3607, Class OP, PO, 07/15/37	5,117
3,764	Series 3607, Class TO, PO, 10/15/39	3,556
8,801	Series 3608, Class SC, IF, IO, 6.051%, 12/15/39	1,223
3,093	Series 3645, Class KZ, 5.500%, 08/15/36	3,472
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,578
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,342
3,527	Series 3659, Class VE, 5.000%, 03/15/26	3,895
7,000	Series 3684, Class CY, 4.500%, 06/15/25	7,780
14,526	Series 3687, Class MA, 4.500%, 02/15/37	15,945
19,417	Series 3740, Class SB, IF, IO, 5.801%, 10/15/40	3,419
12,364	Series 3756, Class IP, IO, 4.000%, 08/15/35	476
14,803	Series 3760, Class NI, IO, 4.000%, 10/15/37	1,309
14,503	Series 3779, Class IH, IO, 4.000%, 11/15/34	1,239
2,747	Series 3798, Class BF, VAR, 0.499%, 06/15/24	2,753
7,705	Series 3800, Class AI, IO, 4.000%, 11/15/29	685

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
40,715		Series 3802, Class LS, IF, IO, 3.245%, 01/15/40	2,261
22,148		Series 3957, Class B, 4.000%, 11/15/41	23,884
		Federal Home Loan Mortgage Corp. REMIC,
41		Series 11, Class D, 9.500%, 07/15/19	43
18		Series 22, Class C, 9.500%, 04/15/20	19
27		Series 23, Class F, 9.600%, 04/15/20	30
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
5		Series 47, Class F, 10.000%, 06/15/20	6
16		Series 99, Class Z, 9.500%, 01/15/21	17
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	9
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
11		Series 1065, Class J, 9.000%, 04/15/21	13
5		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	9
11		Series 1084, Class F, VAR, 1.200%, 05/15/21	11
8		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	14
58		Series 1144, Class KB, 8.500%, 09/15/21	67
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	15
110		Series 1343, Class LA, 8.000%, 08/15/22	131
44		Series 1343, Class LB, 7.500%, 08/15/22	52
687		Series 1466, Class PZ, 7.500%, 02/15/23	786
10		Series 1470, Class F, VAR, 1.967%, 02/15/23	10
282		Series 1518, Class G, IF, 8.859%, 05/15/23	331
255		Series 1541, Class O, VAR, 1.000%, 07/15/23	263
15		Series 1570, Class F, VAR, 2.467%, 08/15/23	16
317		Series 1591, Class PV, 6.250%, 10/15/23	351
1		Series 1595, Class D, 7.000%, 10/15/13	1
9		Series 1596, Class D, 6.500%, 10/15/13	9
51		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	82
1,746		Series 1608, Class L, 6.500%, 09/15/23	1,956
409		Series 1609, Class LG, IF, 16.792%, 11/15/23	468
274		Series 1658, Class GZ, 7.000%, 01/15/24	317
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
24		Series 1686, Class SH, IF, 18.675%, 02/15/24	37
228		Series 1695, Class EB, 7.000%, 03/15/24	261
46		Series 1699, Class FC, VAR, 0.850%, 03/15/24	46
147		Series 1745, Class D, 7.500%, 08/15/24	170
637		Series 1798, Class F, 5.000%, 05/15/23	690
16		Series 1807, Class G, 9.000%, 10/15/20	17
139		Series 1829, Class ZB, 6.500%, 03/15/26	155
2		Series 1844, Class E, 6.500%, 10/15/13	2
874		Series 1863, Class Z, 6.500%, 07/15/26	979
58		Series 1865, Class D, PO, 02/15/24	47
250		Series 1899, Class ZE, 8.000%, 09/15/26	291
218		Series 1963, Class Z, 7.500%, 01/15/27	254
223		Series 1987, Class PE, 7.500%, 09/15/27	261
1,321		Series 2033, Class J, 5.600%, 06/15/23	1,445
150		Series 2033, Class SN, HB, IF, 27.088%, 03/15/24	99
398		Series 2038, Class PN, IO, 7.000%, 03/15/28	49
1,141		Series 2040, Class PE, 7.500%, 03/15/28	1,331
1,319		Series 2075, Class PH, 6.500%, 08/15/28	1,500
290		Series 2086, Class GB, 6.000%, 09/15/28	313

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
501	Series 2089, Class PJ, IO, 7.000%, 10/15/28	62
53	Series 2102, Class TC, 6.000%, 12/15/13	54
31	Series 2102, Class TU, 6.000%, 12/15/13	32
3,226	Series 2110, Class PG, 6.000%, 01/15/29	3,577
134	Series 2115, Class PE, 6.000%, 01/15/14	135
702	Series 2125, Class JZ, 6.000%, 02/15/29	778
93	Series 2132, Class SB, HB, IF, 29.691%, 03/15/29	161
4	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
51	Series 2141, Class IO, IO, 7.000%, 04/15/29	6
186	Series 2163, Class PC, IO, 7.500%, 06/15/29	27
545	Series 2201, Class C, 8.000%, 11/15/29	644
299	Series 2209, Class TC, 8.000%, 01/15/30	365
971	Series 2210, Class Z, 8.000%, 01/15/30	1,145
278	Series 2224, Class CB, 8.000%, 03/15/30	332
208	Series 2247, Class Z, 7.500%, 08/15/30	244
559	Series 2256, Class MC, 7.250%, 09/15/30	651
906	Series 2259, Class ZM, 7.000%, 10/15/30	1,054
14	Series 2261, Class ZY, 7.500%, 10/15/30	17
914	Series 2271, Class PC, 7.250%, 12/15/30	1,065
1,222	Series 2283, Class K, 6.500%, 12/15/23	1,360
443	Series 2296, Class PD, 7.000%, 03/15/31	517
43	Series 2301, Class PA, 6.000%, 10/15/13	44
169	Series 2306, Class K, PO, 05/15/24	161
404	Series 2306, Class SE, IF, IO, 8.870%, 05/15/24	74
280	Series 2313, Class LA, 6.500%, 05/15/31	318
829	Series 2344, Class QG, 6.000%, 08/15/16	875
6,154	Series 2344, Class ZD, 6.500%, 08/15/31	6,704
743	Series 2344, Class ZJ, 6.500%, 08/15/31	840
516	Series 2345, Class NE, 6.500%, 08/15/31	529
426	Series 2345, Class PQ, 6.500%, 08/15/16	437
198	Series 2347, Class VP, 6.500%, 03/15/20	198
1,134	Series 2353, Class TD, 6.000%, 09/15/16	1,201
382	Series 2355, Class BP, 6.000%, 09/15/16	403
125	Series 2359, Class PM, 6.000%, 09/15/16	132
1,188	Series 2359, Class ZB, 8.500%, 06/15/31	1,425
556	Series 2360, Class PG, 6.000%, 09/15/16	589
99	Series 2363, Class PF, 6.000%, 09/15/16	104
306	Series 2366, Class MD, 6.000%, 10/15/16	323
886	Series 2391, Class QR, 5.500%, 12/15/16	934
257	Series 2394, Class MC, 6.000%, 12/15/16	272
1,118	Series 2399, Class TH, 6.500%, 01/15/32	1,219
729	Series 2410, Class OE, 6.375%, 02/15/32	795
1,364	Series 2410, Class QS, IF, 18.982%, 02/15/32	1,714
475	Series 2410, Class QX, IF, IO, 8.451%, 02/15/32	120
850	Series 2423, Class MC, 7.000%, 03/15/32	992
1,136	Series 2423, Class MT, 7.000%, 03/15/32	1,259
264	Series 2425, Class OB, 6.000%, 03/15/17	281
1,650	Series 2430, Class WF, 6.500%, 03/15/32	1,886
2,095	Series 2434, Class TC, 7.000%, 04/15/32	2,375
769	Series 2436, Class MC, 7.000%, 04/15/32	877
1,018	Series 2444, Class ES, IF, IO, 7.751%, 03/15/32	239

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
871	Series 2450, Class GZ, 7.000%, 05/15/32	1,015
664	Series 2450, Class SW, IF, IO, 7.801%, 03/15/32	158
162	Series 2458, Class QE, 5.500%, 06/15/17	171
903	Series 2466, Class DH, 6.500%, 06/15/32	994
35	Series 2515, Class DE, 4.000%, 03/15/32	35
886	Series 2535, Class BK, 5.500%, 12/15/22	981
3,701	Series 2543, Class YX, 6.000%, 12/15/32	4,160
1,221	Series 2549, Class ZG, 5.000%, 01/15/18	1,257
9,050	Series 2568, Class KG, 5.500%, 02/15/23	9,916
219	Series 2571, Class SK, HB, IF, 33.641%, 09/15/23	403
1,026	Series 2574, Class HP, 5.000%, 02/15/18	1,095
905	Series 2586, Class WI, IO, 6.500%, 03/15/33	193
37	Series 2597, Class DS, IF, IO, 7.351%, 02/15/33	—	(h)
16	Series 2599, Class DS, IF, IO, 6.801%, 02/15/33	—	(h)
23	Series 2610, Class DS, IF, IO, 6.901%, 03/15/33	—	(h)
686	Series 2611, Class UH, 4.500%, 05/15/18	718
1,785	Series 2617, Class GR, 4.500%, 05/15/18	1,899
1,150	Series 2626, Class NS, IF, IO, 6.351%, 06/15/23	94
3,506	Series 2631, Class LC, 4.500%, 06/15/18	3,711
3,183	Series 2631, Class SA, IF, 14.485%, 06/15/33	3,650
5,781	Series 2636, Class Z, 4.500%, 06/15/18	6,100
859	Series 2637, Class SA, IF, IO, 5.901%, 06/15/18	78
231	Series 2640, Class UG, IO, 5.000%, 01/15/32	5
352	Series 2640, Class UP, IO, 5.000%, 01/15/32	2
417	Series 2650, Class PO, PO, 12/15/32	415
1,956	Series 2650, Class SO, PO, 12/15/32	1,953
983	Series 2671, Class S, IF, 14.393%, 09/15/33	1,124
1,615	Series 2672, Class ME, 5.000%, 11/15/22	1,678
5,933	Series 2675, Class CK, 4.000%, 09/15/18	6,250
7,085	Series 2677, Class LE, 4.500%, 09/15/18	7,608
7,035	Series 2684, Class PO, PO, 01/15/33	7,015
864	Series 2692, Class SC, IF, 12.888%, 07/15/33	975
773	Series 2702, Class PC, 5.000%, 01/15/23	809
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,224
1,195	Series 2715, Class OG, 5.000%, 01/15/23	1,236
2,181	Series 2716, Class UN, 4.500%, 12/15/23	2,380
1,017	Series 2720, Class PC, 5.000%, 12/15/23	1,084
5,000	Series 2722, Class PF, VAR, 0.799%, 12/15/33	5,025
10,505	Series 2733, Class SB, IF, 7.831%, 10/15/33	11,679
2,334	Series 2744, Class TU, 5.500%, 05/15/32	2,468
475	Series 2755, Class SA, IF, 13.802%, 05/15/30	502
93	Series 2780, Class JG, 4.500%, 04/15/19	96
69	Series 2812, Class AB, 4.500%, 10/15/18	69
1,180	Series 2827, Class QE, 5.500%, 03/15/33	1,199
1,290	Series 2835, Class BO, PO, 12/15/28	1,282
272	Series 2835, Class QO, PO, 12/15/32	241
840	Series 2864, Class GB, 4.000%, 09/15/19	891
1,414	Series 2921, Class MD, 5.000%, 06/15/33	1,430
3,665	Series 2922, Class JN, 4.500%, 02/15/20	3,796
7,680	Series 2934, Class EC, PO, 02/15/20	7,149

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
140	Series 2934, Class EN, PO, 02/15/18	139
2,288	Series 2934, Class HI, IO, 5.000%, 02/15/20	227
1,568	Series 2934, Class KI, IO, 5.000%, 02/15/20	149
822	Series 2945, Class SA, IF, 11.935%, 03/15/20	939
721	Series 2967, Class S, HB, IF, 32.729%, 04/15/25	1,177
171	Series 2989, Class PO, PO, 06/15/23	163
3,902	Series 2990, Class LK, VAR, 0.569%, 10/15/34	3,915
2,909	Series 2990, Class SL, HB, IF, 23.763%, 06/15/34	4,128
748	Series 2990, Class WP, IF, 16.514%, 06/15/35	910
6,157	Series 3013, Class AF, VAR, 0.449%, 05/15/35	6,164
439	Series 3022, Class SX, IF, 16.377%, 08/15/25	578
636	Series 3047, Class OB, 5.500%, 12/15/33	653
11,368	Series 3049, Class XF, VAR, 0.549%, 05/15/33	11,420
373	Series 3068, Class AO, PO, 01/15/35	370
2,433	Series 3077, Class TO, PO, 04/15/35	2,322
58	Series 3100, Class MA, VAR, 0.280%, 12/15/35	56
6,624	Series 3101, Class UZ, 6.000%, 01/15/36	7,412
1,135	Series 3117, Class EO, PO, 02/15/36	1,065
1,738	Series 3117, Class OG, PO, 02/15/36	1,596
975	Series 3117, Class OK, PO, 02/15/36	925
3,337	Series 3122, Class OH, PO, 03/15/36	3,168
17	Series 3122, Class ZB, 6.000%, 03/15/36	17
370	Series 3134, Class PO, PO, 03/15/36	351
3,203	Series 3137, Class XP, 6.000%, 04/15/36	3,583
1,909	Series 3138, Class PO, PO, 04/15/36	1,810
3,148	Series 3147, Class PF, VAR, 0.499%, 04/15/36	3,152
175	Series 3149, Class SO, PO, 05/15/36	159
1,101	Series 3151, Class PO, PO, 05/15/36	1,056
2,402	Series 3153, Class EO, PO, 05/15/36	2,298
4,919	Series 3171, Class MO, PO, 06/15/36	4,463
870	Series 3174, Class PX, 5.000%, 06/15/17	914
1,450	Series 3179, Class OA, PO, 07/15/36	1,369
2,498	Series 3184, Class OA, PO, 02/15/33	2,487
4,448	Series 3189, Class PC, 6.000%, 08/15/35	4,665
1,129	Series 3194, Class SA, IF, IO, 6.901%, 07/15/36	176
4,052	Series 3195, Class PD, 6.500%, 07/15/36	4,547
1,713	Series 3200, Class PO, PO, 08/15/36	1,647
20,972	Series 3202, Class HI, IF, IO, 6.451%, 08/15/36	3,056
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,494
4,575	Series 3219, Class DI, IO, 6.000%, 04/15/36	629
2,354	Series 3232, Class ST, IF, IO, 6.501%, 10/15/36	325
8,875	Series 3253, Class PO, PO, 12/15/21	8,391
1,379	Series 3260, Class CS, IF, IO, 5.941%, 01/15/37	210
5,296	Series 3274, Class B, 6.000%, 02/15/37	5,803
640	Series 3274, Class JO, PO, 02/15/37	605
2,576	Series 3275, Class FL, VAR, 0.639%, 02/15/37	2,590
2,881	Series 3290, Class SB, IF, IO, 6.251%, 03/15/37	504
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,459
1,151	Series 3331, Class PO, PO, 06/15/37	1,092
4,329	Series 3344, Class FT, VAR, 0.549%, 07/15/34	4,337
824	Series 3371, Class FA, VAR, 0.799%, 09/15/37	831
1,131	Series 3373, Class TO, PO, 04/15/37	1,056
13,221	Series 3387, Class SA, IF, IO, 6.221%, 11/15/37	1,829

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
964	Series 3389, Class DQ, 5.750%, 10/15/35	1,012
3,500	Series 3393, Class JO, PO, 09/15/32	3,210
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,393
13,722	Series 3404, Class SC, IF, IO, 5.801%, 01/15/38	1,809
1,242	Series 3461, Class LZ, 6.000%, 06/15/38	1,385
9,219	Series 3481, Class SJ, IF, IO, 5.651%, 08/15/38	1,314
6,036	Series 3505, Class SA, IF, IO, 5.801%, 01/15/39	763
5,845	Series 3511, Class SA, IF, IO, 5.801%, 02/15/39	742
851	Series 3515, Class PI, IO, 5.500%, 07/15/37	67
7,101	Series 3531, Class SA, IF, IO, 6.101%, 05/15/39	1,014
4,927	Series 3531, Class SM, IF, IO, 5.901%, 05/15/39	671
2,325	Series 3546, Class A, VAR, 2.719%, 02/15/39	2,364
5,118	Series 3549, Class FA, VAR, 1.399%, 07/15/39	5,208
2,928	Series 3564, Class JA, 4.000%, 01/15/18	3,078
3,920	Series 3607, Class AO, PO, 04/15/36	3,649
7,184	Series 3607, Class BO, PO, 04/15/36	6,688
2,230	Series 3607, Class EO, PO, 02/15/33	2,224
8,296	Series 3607, Class PO, PO, 05/15/37	7,152
5,703	Series 3611, Class PO, PO, 07/15/34	5,374
2,000	Series 3614, Class QB, 4.000%, 12/15/24	2,168
4,620	Series 3621, Class BO, PO, 01/15/40	4,416
4,600	Series 3632, Class BS, IF, 16.836%, 02/15/40	6,393
10,651	Series 3666, Class VA, 5.500%, 12/15/22	11,060
20,219	Series 3680, Class MA, 4.500%, 07/15/39	22,176
5,405	Series 3688, Class CU, VAR, 6.774%, 11/15/21	5,800
25,227	Series 3688, Class GT, VAR, 7.177%, 11/15/46	30,710
66,051	Series 3704, Class CT, 7.000%, 12/15/36	79,099
28,355	Series 3704, Class DT, 7.500%, 11/15/36	32,726
27,261	Series 3704, Class ET, 7.500%, 12/15/36	33,181
13,524	Series 3710, Class FL, VAR, 0.699%, 05/15/36	13,688
5,250	Series 3720, Class A, 4.500%, 09/15/25	5,639
18,526	Series 3740, Class SC, IF, IO, 5.801%, 10/15/40	4,693
40,514	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,069
28,121	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,591
18,976	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,820
12,492	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,657
20,489	Series 3804, Class FN, VAR, 0.649%, 03/15/39	20,604
34,154	Series 3819, Class ZQ, 6.000%, 04/15/36	37,613
8,788	Series 3852, Class QN, IF, 5.500%, 05/15/41	9,214
21,590	Series 3852, Class TP, IF, 5.500%, 05/15/41	23,044
9,085	Series 3860, Class PZ, 5.000%, 05/15/41	9,941
5,504	Series 3895, Class WA, VAR, 5.717%, 10/15/38	6,088
9,200	Series 3920, Class LP, 5.000%, 01/15/34	10,210
26,167	Series 3925, Class FL, VAR, 0.649%, 01/15/41	26,367
6,203	Series 3966, Class BF, VAR, 0.699%, 10/15/40	6,250
9,689	Series 3966, Class NA, 4.000%, 12/15/41	10,367
19,267	Series 3997, Class PF, VAR, 0.649%, 11/15/39	19,369
18,065	Series 3998, Class GF, VAR, 0.649%, 05/15/36	18,146
12,973	Series 4001, Class NF, VAR, 0.699%, 01/15/39	13,045

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
18,291	Series 4012, Class FN, VAR, 0.699%, 03/15/42	18,493
9,134	Series 4012, Class NF, VAR, 0.649%, 12/15/38	9,178
21,785	Series 4048, Class FB, VAR, 0.599%, 10/15/41	21,890
35,819	Series 4048, Class FJ, VAR, 0.598%, 07/15/37	35,743
5,743	Series 4073, Class MF, VAR, 0.649%, 08/15/39	5,780
9,686	Series 4077, Class FB, VAR, 0.699%, 07/15/42	9,783
17,056	Series 4087, Class FA, VAR, 0.649%, 05/15/39	17,147
11,684	Series 4095, Class FB, VAR, 0.599%, 04/15/39	11,728
	Federal Home Loan Mortgage Corp. STRIPS,
4	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
2,597	Series 197, Class PO, PO, 04/01/28	2,433
6,704	Series 233, Class 11, IO, 5.000%, 09/15/35	818
5,591	Series 233, Class 12, IO, 5.000%, 09/15/35	679
10,569	Series 233, Class 13, IO, 5.000%, 09/15/35	1,307
25,226	Series 239, Class S30, IF, IO, 7.501%, 08/15/36	4,123
3,229	Series 243, Class 16, IO, 4.500%, 11/15/20	264
2,079	Series 243, Class 17, IO, 4.500%, 12/15/20	171
113,330	Series 262, Class 35, 3.500%, 07/15/42	114,923
53,295	Series 264, Class F1, VAR, 0.749%, 07/15/42	53,371
65,721	Series 267, Class F5, VAR, 0.699%, 08/15/42	66,711
14,614	Series 270, Class F1, VAR, 0.699%, 08/15/42	14,840
12,713	Series 274, Class F1, VAR, 0.699%, 08/15/42	12,895
33,217	Series 279, Class F6, VAR, 0.649%, 09/15/42	33,359
16,126	Series 281, Class F1, VAR, 0.699%, 10/15/42	16,311
9,910	Series 299, Class 300, 3.000%, 01/15/43	9,897
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,112	Series T-41, Class 3A, VAR, 6.621%, 07/25/32	1,336
4,593	Series T-42, Class A5, 7.500%, 02/25/42	5,446
3,269	Series T-48, Class 1A, VAR, 7.057%, 07/25/33	3,774
692	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	846
4,315	Series T-54, Class 2A, 6.500%, 02/25/43	5,092
1,492	Series T-54, Class 3A, 7.000%, 02/25/43	1,779
10,388	Series T-56, Class A5, 5.231%, 05/25/43	11,454
1,134	Series T-57, Class 1A3, 7.500%, 07/25/43	1,325
447	Series T-57, Class 1AP, PO, 07/25/43	345
5,900	Series T-58, Class 4A, 7.500%, 09/25/43	6,885
549	Series T-58, Class APO, PO, 09/25/43	414
5,591	Series T-59, Class 1A2, 7.000%, 10/25/43	6,273
594	Series T-59, Class 1AP, PO, 10/25/43	450
8,676	Series T-62, Class 1A1, VAR, 1.373%, 10/25/44	8,493
28,132	Series T-76, Class 2A, VAR, 3.392%, 10/25/37	28,255
	Federal National Mortgage Association Grantor Trust,
1,947	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,192
2,214	Series 2001-T10, Class A2, 7.500%, 12/25/41	2,645
2,379	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,925
2,644	Series 2002-T16, Class A2, 7.000%, 07/25/42	3,083
767	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	901
5,394	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	6,414
3,318	Series 2004-T2, Class 2A, VAR, 3.392%, 07/25/43	3,553

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
7,378		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	8,478
3,067		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	3,580
760		Series 2004-T3, Class PT1, VAR, 8.713%, 01/25/44	933
		Federal National Mortgage Association REMIC,
27		Series 1989-83, Class H, 8.500%, 11/25/19	30
6		Series 1990-7, Class B, 8.500%, 01/25/20	7
12		Series 1990-63, Class H, 9.500%, 06/25/20	13
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
51		Series 1990-120, Class H, 9.000%, 10/25/20	58
15		Series 1991-24, Class Z, 5.000%, 03/25/21	16
15		Series 1991-42, Class S, IF, 17.292%, 05/25/21	20
444		Series 1992-117, Class MA, 8.000%, 07/25/22	508
74		Series 1992-136, Class PK, 6.000%, 08/25/22	82
78		Series 1992-143, Class MA, 5.500%, 09/25/22	85
520		Series 1992-150, Class M, 8.000%, 09/25/22	595
180		Series 1992-163, Class M, 7.750%, 09/25/22	206
116		Series 1993-21, Class KA, 7.700%, 03/25/23	133
46		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	60
714		Series 1993-37, Class PX, 7.000%, 03/25/23	809
1,341		Series 1993-99, Class Z, 7.000%, 07/25/23	1,496
67		Series 1993-122, Class M, 6.500%, 07/25/23	74
1,380		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,551
78		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	94
112		Series 1993-178, Class PK, 6.500%, 09/25/23	125
36		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	40
1,899		Series 1993-183, Class KA, 6.500%, 10/25/23	2,121
821		Series 1993-189, Class PL, 6.500%, 10/25/23	937
112		Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	112
157		Series 1993-225, Class UB, 6.500%, 12/25/23	171
148		Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	150
180		Series 1993-247, Class SA, HB, IF, 26.728%, 12/25/23	291
68		Series 1993-247, Class SU, IF, 11.983%, 12/25/23	86
12		Series 1994-9, Class E, PO, 11/25/23	10
2,758		Series 1994-40, Class Z, 6.500%, 03/25/24	3,063
4,558		Series 1994-62, Class PK, 7.000%, 04/25/24	5,180
2,069		Series 1994-63, Class PK, 7.000%, 04/25/24	2,353
40		Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	40
934		Series 1996-48, Class Z, 7.000%, 11/25/26	1,070
249		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	8
218		Series 1997-29, Class J, 7.500%, 04/20/27	259
583		Series 1997-32, Class PG, 6.500%, 04/25/27	671
828		Series 1997-39, Class PD, 7.500%, 05/20/27	983
33		Series 1997-42, Class EN, 7.250%, 07/18/27	34
58		Series 1997-42, Class ZC, 6.500%, 07/18/27	65
1,057		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,193
30		Series 1998-4, Class C, PO, 04/25/23	29
362		Series 1998-66, Class SB, IF, IO, 7.957%, 12/25/28	64

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
206	Series 1999-17, Class C, 6.350%, 04/25/29	234
1,116	Series 1999-18, Class Z, 5.500%, 04/18/29	1,240
285	Series 1999-38, Class SK, IF, IO, 7.857%, 08/25/23	39
100	Series 1999-52, Class NS, HB, IF, 22.839%, 10/25/23	160
1,477	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,723
459	Series 2000-20, Class SA, IF, IO, 8.907%, 07/25/30	106
160	Series 2001-7, Class PR, 6.000%, 03/25/16	163
131	Series 2001-10, Class PR, 6.000%, 04/25/16	133
585	Series 2001-30, Class PM, 7.000%, 07/25/31	680
1,321	Series 2001-44, Class MY, 7.000%, 09/25/31	1,536
3,134	Series 2001-48, Class Z, 6.500%, 09/25/21	3,507
292	Series 2001-49, Class Z, 6.500%, 09/25/31	334
169	Series 2001-52, Class KB, 6.500%, 10/25/31	193
2,297	Series 2001-60, Class PX, 6.000%, 11/25/31	2,594
782	Series 2001-60, Class QS, HB, IF, 23.824%, 09/25/31	1,286
433	Series 2001-71, Class MB, 6.000%, 12/25/16	459
88	Series 2001-81, Class LO, PO, 01/25/32	86
898	Series 2002-1, Class G, 7.000%, 07/25/23	1,024
637	Series 2002-2, Class UC, 6.000%, 02/25/17	676
1,576	Series 2002-3, Class OG, 6.000%, 02/25/17	1,665
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,176
285	Series 2002-7, Class OG, 6.000%, 03/25/17	301
847	Series 2002-7, Class TG, 6.000%, 03/25/17	893
5,059	Series 2002-15, Class ZA, 6.000%, 04/25/32	5,683
1,516	Series 2002-16, Class PG, 6.000%, 04/25/17	1,618
66	Series 2002-21, Class LO, PO, 04/25/32	65
964	Series 2002-21, Class PE, 6.500%, 04/25/32	1,064
1,179	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,263
2,000	Series 2002-28, Class PK, 6.500%, 05/25/32	2,283
595	Series 2002-31, Class S, IF, 18.856%, 05/25/17	739
3,180	Series 2002-38, Class QE, 6.000%, 06/25/17	3,356
2,249	Series 2002-48, Class GH, 6.500%, 08/25/32	2,571
3,657	Series 2002-54, Class PG, 6.000%, 09/25/22	4,052
1,336	Series 2002-57, Class AE, 5.500%, 09/25/17	1,417
455	Series 2002-71, Class AP, 5.000%, 11/25/32	496
6,732	Series 2002-78, Class Z, 5.500%, 12/25/32	7,460
1,170	Series 2002-83, Class CS, 6.881%, 08/25/23	1,326
1,191	Series 2002-90, Class A1, 6.500%, 06/25/42	1,392
2,942	Series 2002-94, Class BK, 5.500%, 01/25/18	3,122
735	Series 2003-9, Class NZ, 6.500%, 02/25/33	821
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,141
815	Series 2003-32, Class KC, 5.000%, 05/25/18	872
1,621	Series 2003-34, Class AX, 6.000%, 05/25/33	1,822
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,662
640	Series 2003-34, Class GB, 6.000%, 03/25/33	730
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,418
272	Series 2003-35, Class EA, PO, 05/25/33	256

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,195
573	Series 2003-42, Class GB, 4.000%, 05/25/33	616
623	Series 2003-56, Class AZ, 5.500%, 08/25/31	627
3,833	Series 2003-67, Class TJ, 4.750%, 07/25/18	4,081
1,658	Series 2003-71, Class DS, IF, 7.202%, 08/25/33	1,658
4,509	Series 2003-73, Class HC, 5.500%, 08/25/33	4,970
3,795	Series 2003-81, Class HC, 4.750%, 09/25/18	4,038
1,701	Series 2003-82, Class VB, 5.500%, 08/25/33	1,862
1,338	Series 2003-130, Class CS, IF, 13.713%, 12/25/33	1,598
4,587	Series 2004-3, Class BE, 4.000%, 02/25/19	4,832
7,633	Series 2004-36, Class FA, VAR, 0.593%, 05/25/34	7,675
1,923	Series 2004-36, Class PC, 5.500%, 02/25/34	2,084
191	Series 2004-61, Class SH, HB, IF, 23.215%, 11/25/32	291
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,565
11,337	Series 2004-72, Class CB, 4.000%, 09/25/19	11,978
601	Series 2004-74, Class SW, IF, 15.104%, 11/25/31	838
1,227	Series 2004-76, Class CL, 4.000%, 10/25/19	1,288
2,454	Series 2004-79, Class S, IF, 19.268%, 08/25/32	3,115
846	Series 2004-79, Class SP, IF, 19.268%, 11/25/34	1,158
1,001	Series 2004-81, Class AC, 4.000%, 11/25/19	1,056
9,492	Series 2004-81, Class JG, 5.000%, 11/25/24	10,470
319	Series 2004-89, Class EA, IF, 12.870%, 01/25/34	350
853	Series 2004-92, Class BX, 5.500%, 09/25/34	928
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,285
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	5,823
3,456	Series 2005-25, Class PF, VAR, 0.543%, 04/25/35	3,472
1,395	Series 2005-56, Class TP, IF, 17.570%, 08/25/33	1,836
769	Series 2005-57, Class CD, HB, IF, 24.400%, 01/25/35	1,066
193	Series 2005-57, Class DC, HB, IF, 21.147%, 12/25/34	239
1,000	Series 2005-59, Class SU, HB, IF, 24.534%, 06/25/35	1,551
5,599	Series 2005-67, Class EY, 5.500%, 08/25/25	6,204
1,604	Series 2005-68, Class UC, 5.000%, 06/25/35	1,745
3,387	Series 2005-72, Class SB, IF, 16.392%, 08/25/35	4,305
10,500	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,759
1,105	Series 2005-74, Class CP, HB, IF, 24.041%, 05/25/35	1,678
4,817	Series 2005-74, Class CS, IF, 19.488%, 05/25/35	6,606
634	Series 2005-75, Class SV, HB, IF, 23.427%, 09/25/35	922
3,929	Series 2005-93, Class MF, VAR, 0.443%, 08/25/34	3,927
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,129
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,600
3,350	Series 2005-121, Class DX, 5.500%, 01/25/26	3,722
7,443	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,402
635	Series 2006-11, Class PS, HB, IF, 23.858%, 03/25/36	880
7,443	Series 2006-12, Class BZ, 5.500%, 03/25/36	8,375
709	Series 2006-16, Class OA, PO, 03/25/36	682
2,571	Series 2006-23, Class FK, VAR, 0.443%, 04/25/36	2,569

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
700	Series 2006-33, Class LS, HB, IF, 29.280%, 05/25/36	1,078
2,445	Series 2006-43, Class DO, PO, 06/25/36	2,304
739	Series 2006-43, Class PO, PO, 06/25/36	697
1,675	Series 2006-46, Class FW, VAR, 0.593%, 06/25/36	1,678
268	Series 2006-46, Class SW, HB, IF, 23.491%, 06/25/36	382
4,265	Series 2006-56, Class PF, VAR, 0.543%, 07/25/36	4,289
3,782	Series 2006-58, Class IG, IF, IO, 6.327%, 07/25/36	569
710	Series 2006-60, Class AK, HB, IF, 28.027%, 07/25/36	1,165
711	Series 2006-62, Class PS, HB, IF, 38.740%, 07/25/36	1,374
17,311	Series 2006-71, Class ZL, 6.000%, 07/25/36	19,809
5,147	Series 2006-79, Class DF, VAR, 0.543%, 08/25/36	5,158
1,303	Series 2006-79, Class OP, PO, 08/25/36	1,232
1,549	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,767
1,066	Series 2006-95, Class SG, HB, IF, 25.427%, 10/25/36	1,543
385	Series 2006-109, Class PO, PO, 11/25/36	365
337	Series 2006-115, Class ES, HB, IF, 25.787%, 12/25/36	501
3,109	Series 2006-118, Class A1, VAR, 0.253%, 12/25/36	3,074
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,507
73	Series 2007-2, Class FA, VAR, 0.393%, 02/25/37	72
596	Series 2007-2, Class HF, VAR, 0.543%, 08/25/36	597
5,054	Series 2007-10, Class FD, VAR, 0.443%, 02/25/37	5,063
3,976	Series 2007-14, Class QD, 5.500%, 11/25/35	4,142
3,179	Series 2007-28, Class EO, PO, 04/25/37	3,010
2,823	Series 2007-29, Class SG, HB, IF, 22.022%, 04/25/37	3,906
8,132	Series 2007-35, Class SI, IF, IO, 5.907%, 04/25/37	1,382
1,142	Series 2007-42, Class AO, PO, 05/25/37	1,109
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,561
11,367	Series 2007-53, Class SH, IF, IO, 5.907%, 06/25/37	1,802
1,817	Series 2007-62, Class SE, IF, 16.017%, 07/25/37	2,316
3,387	Series 2007-67, Class PO, PO, 07/25/37	3,205
4,151	Series 2007-70, Class Z, 5.500%, 07/25/37	4,682
4,137	Series 2007-76, Class AZ, 5.500%, 08/25/37	4,521
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,261
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,613
3,734	Series 2007-84, Class PG, 6.000%, 12/25/36	3,979
839	Series 2007-85, Class SL, IF, 15.667%, 09/25/37	1,058
1,757	Series 2007-92, Class YA, 6.500%, 06/25/37	1,966
2,928	Series 2007-92, Class YS, IF, IO, 5.587%, 06/25/37	364
1,966	Series 2007-97, Class FC, VAR, 0.693%, 07/25/37	1,984
4,804	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	636
1,230	Series 2007-98, Class FB, VAR, 0.643%, 06/25/37	1,189
6,485	Series 2007-108, Class AN, VAR, 8.405%, 11/25/37	7,730
1,152	Series 2007-108, Class SA, IF, IO, 6.167%, 12/25/37	143
13,232	Series 2007-109, Class AI, IF, IO, 6.207%, 12/25/37	2,171
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,169
15,202	Series 2008-4, Class SD, IF, IO, 5.807%, 02/25/38	1,917
1,223	Series 2008-18, Class SP, IF, 13.613%, 03/25/38	1,498
1,696	Series 2008-28, Class QS, HB, IF, 20.120%, 04/25/38	2,323

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,232		Series 2008-42, Class AO, PO, 09/25/36	1,145
5,074		Series 2008-46, Class HI, IO, VAR, 1.792%, 06/25/38	381
2,619		Series 2008-53, Class CA, 5.000%, 07/25/23	2,831
12,922		Series 2008-55, Class S, IF, IO, 7.407%, 07/25/28	2,304
2,876		Series 2008-56, Class AC, 5.000%, 07/25/38	3,142
1,500		Series 2008-60, Class JC, 5.000%, 07/25/38	1,692
2,778		Series 2008-61, Class BH, 4.500%, 07/25/23	3,043
3,778		Series 2008-61, Class CB, 5.000%, 07/25/23	4,223
8,000		Series 2009-11, Class NB, 5.000%, 03/25/29	8,934
4,512		Series 2009-15, Class MI, IO, 5.000%, 03/25/24	356
1,853		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	164
4,000		Series 2009-19, Class PW, 4.500%, 10/25/36	4,421
10,000		Series 2009-59, Class HB, 5.000%, 08/25/39	11,116
14,134		Series 2009-65, Class MT, 5.000%, 09/25/39	15,328
6,046		Series 2009-69, Class WA, VAR, 6.027%, 09/25/39	6,729
4,265		Series 2009-70, Class CO, PO, 01/25/37	4,066
2,014		Series 2009-113, Class AO, PO, 01/25/40	1,807
5,720		Series 2010-14, Class FJ, VAR, 0.793%, 03/25/40	5,766
3,000		Series 2010-35, Class SJ, IF, 17.022%, 04/25/40	4,132
9,760		Series 2010-58, Class MB, 5.500%, 06/25/40	11,346
3,638		Series 2010-63, Class AP, PO, 06/25/40	3,427
2,000		Series 2010-102, Class PN, 5.000%, 09/25/40	2,310
2,579		Series 2011-17, Class EF, VAR, 0.493%, 07/25/25	2,586
8,501		Series 2011-101, Class FM, VAR, 0.743%, 01/25/41	8,561
5,307		Series 2011-111, Class DF, VAR, 0.593%, 12/25/38	5,304
13,266		Series 2012-14, Class FG, VAR, 0.593%, 07/25/40	13,315
13		Series G-14, Class L, 8.500%, 06/25/21	15
1		Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	13
57		Series G-18, Class Z, 8.750%, 06/25/21	66
11		Series G-22, Class G, 6.000%, 12/25/16	12
40		Series G-28, Class S, IF, 14.881%, 09/25/21	51
94		Series G-35, Class M, 8.750%, 10/25/21	107
17		Series G-51, Class SA, HB, IF, 26.829%, 12/25/21	26
427		Series G92-35, Class E, 7.500%, 07/25/22	477
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
418		Series G92-45, Class Z, 6.000%, 08/25/22	442
38		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	38
38		Series G92-59, Class F, VAR, 1.667%, 10/25/22	38
100		Series G93-5, Class Z, 6.500%, 02/25/23	114
72		Series G93-14, Class J, 6.500%, 03/25/23	82
165		Series G93-27, Class FD, VAR, 1.099%, 08/25/23	167
41		Series G93-37, Class H, PO, 09/25/23	35
123		Series G95-1, Class C, 8.800%, 01/25/25	143
		Federal National Mortgage Association REMIC Trust,
2,274		Series 2003-W1, Class 1A1, VAR, 6.083%, 12/25/42	2,589
558		Series 2003-W1, Class 2A, VAR, 6.849%, 12/25/42	654
432		Series 2003-W4, Class 2A, VAR, 6.463%, 10/25/42	471
6,800		Series 2004-W10, Class A6, 5.750%, 08/25/34	7,271
1,783		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,142

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,569		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,142
4,364		Series 2006-W3, Class 2A, 6.000%, 09/25/46	5,013
649		Series 2007-W10, Class 2A, VAR, 6.270%, 08/25/47	747
2,423		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,617
1,555		Series 2007-W5, Class PO, PO, 06/25/37	1,389
1,831		Series 2007-W7, Class 1A4, HB, IF, 38.020%, 07/25/37	3,108
22,236		Series 2009-W1, Class A, 6.000%, 12/25/49	25,727
		Federal National Mortgage Association REMIC,
12		Series 1988-7, Class Z, 9.250%, 04/25/18	13
58		Series 1989-70, Class G, 8.000%, 10/25/19	65
21		Series 1989-78, Class H, 9.400%, 11/25/19	24
23		Series 1989-89, Class H, 9.000%, 11/25/19	27
16		Series 1990-1, Class D, 8.800%, 01/25/20	18
7		Series 1990-60, Class K, 5.500%, 06/25/20	8
8		Series 1990-93, Class G, 5.500%, 08/25/20	9
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
64		Series 1990-102, Class J, 6.500%, 08/25/20	70
7		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	11
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
247		Series 1992-188, Class PZ, 7.500%, 10/25/22	282
282		Series 1993-25, Class J, 7.500%, 03/25/23	324
254		Series 1993-54, Class Z, 7.000%, 04/25/23	288
2,787		Series 1993-56, Class PZ, 7.000%, 05/25/23	3,153
122		Series 1993-62, Class SA, IF, 18.277%, 04/25/23	181
2,214		Series 1993-141, Class Z, 7.000%, 08/25/23	2,500
63		Series 1993-165, Class SD, IF, 12.805%, 09/25/23	80
54		Series 1993-179, Class SB, HB, IF, 25.519%, 10/25/23	85
100		Series 1993-205, Class H, PO, 09/25/23	89
18		Series 1993-220, Class SG, IF, 15.563%, 11/25/13	19
17		Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	18
44		Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	44
412		Series 1993-250, Class Z, 7.000%, 12/25/23	428
576		Series 1994-37, Class L, 6.500%, 03/25/24	660
99		Series 1995-2, Class Z, 8.500%, 01/25/25	114
373		Series 1995-19, Class Z, 6.500%, 11/25/23	434
1,063		Series 1996-14, Class SE, IF, IO, 9.020%, 08/25/23	192
105		Series 1996-59, Class J, 6.500%, 08/25/22	116
842		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	27
162		Series 1997-27, Class J, 7.500%, 04/18/27	180
264		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	32
459		Series 1998-36, Class ZB, 6.000%, 07/18/28	507
202		Series 1998-43, Class SA, IF, IO, 19.663%, 04/25/23	83
273		Series 1999-62, Class PB, 7.500%, 12/18/29	318
62		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	9

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
522	Series 2001-4, Class PC, 7.000%, 03/25/21	571
17	Series 2001-5, Class OW, 6.000%, 03/25/16	17
196	Series 2001-7, Class PF, 7.000%, 03/25/31	228
1,145	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	210
1,089	Series 2001-36, Class DE, 7.000%, 08/25/31	1,267
333	Series 2001-44, Class PD, 7.000%, 09/25/31	382
249	Series 2001-44, Class PU, 7.000%, 09/25/31	290
247	Series 2001-52, Class XN, 6.500%, 11/25/15	259
1,946	Series 2001-61, Class Z, 7.000%, 11/25/31	2,233
713	Series 2001-71, Class QE, 6.000%, 12/25/16	754
100	Series 2001-72, Class SX, IF, 17.016%, 12/25/31	144
2,427	Series 2001-74, Class MB, 6.000%, 12/25/16	2,572
442	Series 2002-1, Class HC, 6.500%, 02/25/22	495
311	Series 2002-1, Class SA, HB, IF, 24.559%, 02/25/32	507
148	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	230
269	Series 2002-11, Class QG, 5.500%, 03/25/17	282
1,924	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	92
31	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	34
515	Series 2002-18, Class PC, 5.500%, 04/25/17	520
278	Series 2002-19, Class PE, 6.000%, 04/25/17	293
793	Series 2002-37, Class Z, 6.500%, 06/25/32	865
464	Series 2002-42, Class C, 6.000%, 07/25/17	495
215	Series 2002-55, Class QE, 5.500%, 09/25/17	227
3,079	Series 2002-56, Class UC, 5.500%, 09/25/17	3,276
276	Series 2002-63, Class KC, 5.000%, 10/25/17	293
2,513	Series 2002-71, Class KM, 5.000%, 11/25/17	2,673
404	Series 2002-77, Class S, IF, 14.129%, 12/25/32	519
209	Series 2002-81, Class JO, PO, 04/25/32	209
999	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	140
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,690
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,882
3,444	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	530
360	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	56
2,226	Series 2003-41, Class PE, 5.500%, 05/25/23	2,459
212	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	7
2,360	Series 2003-47, Class PE, 5.750%, 06/25/33	2,550
610	Series 2003-52, Class SX, HB, IF, 22.370%, 10/25/31	971
880	Series 2003-64, Class SX, IF, 13.255%, 07/25/33	1,053
8,975	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,234
182	Series 2003-74, Class SH, IF, 9.822%, 08/25/33	196
1,229	Series 2003-76, Class SH, IF, 13.813%, 09/25/31	1,395
2,749	Series 2003-80, Class SY, IF, IO, 7.457%, 06/25/23	294
1,069	Series 2003-81, Class LC, 4.500%, 09/25/18	1,135
3,768	Series 2003-83, Class PG, 5.000%, 06/25/23	4,025
711	Series 2003-91, Class SD, IF, 12.178%, 09/25/33	837
20,396	Series 2003-105, Class AZ, 5.500%, 10/25/33	22,832

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,195	Series 2003-116, Class SB, IF, IO, 7.407%, 11/25/33	948
3,740	Series 2003-117, Class JB, 3.500%, 06/25/33	3,917
1,215	Series 2003-122, Class TE, 5.000%, 12/25/22	1,263
69	Series 2003-128, Class KE, 4.500%, 01/25/14	70
2,337	Series 2003-128, Class NG, 4.000%, 01/25/19	2,462
398	Series 2003-130, Class SX, IF, 11.230%, 01/25/34	465
640	Series 2003-131, Class SK, IF, 15.813%, 01/25/34	848
302	Series 2003-132, Class OA, PO, 08/25/33	283
2,875	Series 2004-4, Class QI, IF, IO, 6.907%, 06/25/33	508
2,138	Series 2004-4, Class QM, IF, 13.813%, 06/25/33	2,607
1,869	Series 2004-10, Class SC, HB, IF, 27.827%, 02/25/34	2,664
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	5,050
848	Series 2004-21, Class AE, 4.000%, 04/25/19	893
2,843	Series 2004-25, Class PC, 5.500%, 01/25/34	3,080
2,671	Series 2004-25, Class SA, IF, 18.993%, 04/25/34	3,687
7,503	Series 2004-27, Class HB, 4.000%, 05/25/19	7,944
4,454	Series 2004-28, Class PF, VAR, 0.593%, 03/25/34	4,467
3,264	Series 2004-36, Class SA, IF, 18.993%, 05/25/34	4,515
988	Series 2004-36, Class SN, IF, 13.813%, 07/25/33	1,181
4,856	Series 2004-46, Class EP, PO, 03/25/34	4,751
773	Series 2004-46, Class QB, HB, IF, 23.227%, 05/25/34	1,122
628	Series 2004-46, Class SK, IF, 15.968%, 05/25/34	794
9,787	Series 2004-50, Class VZ, 5.500%, 07/25/34	11,050
630	Series 2004-51, Class SY, IF, 13.853%, 07/25/34	809
683	Series 2004-53, Class NC, 5.500%, 07/25/24	754
491	Series 2004-59, Class BG, PO, 12/25/32	435
8,773	Series 2004-61, Class FH, VAR, 0.993%, 11/25/32	8,884
574	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	597
5,547	Series 2004-87, Class F, VAR, 0.943%, 01/25/34	5,606
26	Series 2004-92, Class JO, PO, 12/25/34	26
101	Series 2005-14, Class BA, 4.500%, 04/25/19	102
541	Series 2005-42, Class PS, IF, 16.517%, 05/25/35	709
148	Series 2005-52, Class PA, 6.500%, 06/25/35	160
2,766	Series 2005-56, Class S, IF, IO, 6.517%, 07/25/35	458
4,329	Series 2005-57, Class EG, VAR, 0.493%, 03/25/35	4,333
882	Series 2005-66, Class SG, IF, 16.892%, 07/25/35	1,221
963	Series 2005-68, Class BC, 5.250%, 06/25/35	1,055
4,177	Series 2005-68, Class PG, 5.500%, 08/25/35	4,686
1,297	Series 2005-73, Class PS, IF, 16.217%, 08/25/35	1,698
3,311	Series 2005-74, Class SK, IF, 19.598%, 05/25/35	4,553
4,754	Series 2005-84, Class XM, 5.750%, 10/25/35	5,323
1,653	Series 2005-90, Class ES, IF, 16.392%, 10/25/35	2,184
860	Series 2005-90, Class PO, PO, 09/25/35	775
8,687	Series 2005-106, Class US, HB, IF, 23.858%, 11/25/35	13,049
349	Series 2005-109, Class PB, 6.000%, 01/25/34	350
620	Series 2005-110, Class GJ, 5.500%, 11/25/30	620
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	18,363

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
368	Series 2005-110, Class MJ, 5.500%, 01/25/33	370
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,097
659	Series 2005-116, Class PB, 6.000%, 04/25/34	703
3,236	Series 2005-118, Class PN, 6.000%, 01/25/32	3,263
19,934	Series 2006-8, Class WN, IF, IO, 6.507%, 03/25/36	4,106
5,437	Series 2006-8, Class WQ, PO, 03/25/36	5,150
835	Series 2006-15, Class OT, PO, 01/25/36	778
2,986	Series 2006-16, Class FC, VAR, 0.493%, 03/25/36	2,996
6,518	Series 2006-16, Class HZ, 5.500%, 03/25/36	6,995
1,828	Series 2006-22, Class AO, PO, 04/25/36	1,736
1,226	Series 2006-23, Class KO, PO, 04/25/36	1,154
3,145	Series 2006-27, Class OH, PO, 04/25/36	3,009
8,889	Series 2006-35, Class GD, 6.000%, 12/25/34	9,211
1,965	Series 2006-39, Class WC, 5.500%, 01/25/36	2,129
1,058	Series 2006-42, Class CF, VAR, 0.643%, 06/25/36	1,067
7,458	Series 2006-44, Class FP, VAR, 0.593%, 06/25/36	7,501
1,441	Series 2006-44, Class GO, PO, 06/25/36	1,292
3,520	Series 2006-44, Class P, PO, 12/25/33	3,318
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,204
4,639	Series 2006-50, Class JO, PO, 06/25/36	4,381
5,965	Series 2006-50, Class PS, PO, 06/25/36	5,614
5,907	Series 2006-53, Class US, IF, IO, 6.387%, 06/25/36	844
11,779	Series 2006-56, Class FC, VAR, 0.483%, 07/25/36	11,794
556	Series 2006-58, Class AP, PO, 07/25/36	519
1,401	Series 2006-58, Class FL, VAR, 0.653%, 07/25/36	1,412
866	Series 2006-58, Class PO, PO, 07/25/36	823
1,846	Series 2006-59, Class QO, PO, 01/25/33	1,839
3,817	Series 2006-60, Class DO, PO, 04/25/35	3,585
10,960	Series 2006-63, Class ZH, 6.500%, 07/25/36	12,438
1,675	Series 2006-65, Class QO, PO, 07/25/36	1,603
2,883	Series 2006-72, Class GO, PO, 08/25/36	2,553
765	Series 2006-72, Class TO, PO, 08/25/36	723
7,005	Series 2006-77, Class PC, 6.500%, 08/25/36	7,959
2,660	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,939
1,219	Series 2006-79, Class DO, PO, 08/25/36	1,092
1,478	Series 2006-86, Class OB, PO, 09/25/36	1,412
1,402	Series 2006-90, Class AO, PO, 09/25/36	1,281
712	Series 2006-94, Class GK, HB, IF, 32.284%, 10/25/26	1,162
3,431	Series 2006-102, Class MD, 6.000%, 01/25/35	3,546
3,031	Series 2006-110, Class PO, PO, 11/25/36	2,856
1,078	Series 2006-111, Class EO, PO, 11/25/36	1,036
1,850	Series 2006-113, Class PO, PO, 07/25/36	1,799
1,199	Series 2006-115, Class OK, PO, 12/25/36	1,134
7,128	Series 2006-117, Class GS, IF, IO, 6.457%, 12/25/36	1,209
11,231	Series 2006-118, Class A2, VAR, 0.255%, 12/25/36	10,612
874	Series 2006-119, Class PO, PO, 12/25/36	842
1,045	Series 2006-128, Class PO, PO, 01/25/37	996
3,825	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	607
429	Series 2007-1, Class SD, HB, IF, 37.840%, 02/25/37	541
2,333	Series 2007-7, Class SG, IF, IO, 6.307%, 08/25/36	504
13,313	Series 2007-14, Class ES, IF, IO, 6.247%, 03/25/37	2,099

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,399	Series 2007-14, Class OP, PO, 03/25/37	1,328
1,218	Series 2007-15, Class NO, PO, 03/25/22	1,188
6,680	Series 2007-16, Class FC, VAR, 0.943%, 03/25/37	6,634
2,907	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,366
821	Series 2007-22, Class SC, IF, IO, 5.887%, 03/25/37	117
1,024	Series 2007-24, Class GW, 5.500%, 03/25/29	1,047
2,771	Series 2007-43, Class FL, VAR, 0.493%, 05/25/37	2,775
17,497	Series 2007-54, Class FA, VAR, 0.593%, 06/25/37	17,594
4,756	Series 2007-54, Class PF, VAR, 0.413%, 06/25/37	4,755
2,670	Series 2007-54, Class WI, IF, IO, 5.907%, 06/25/37	366
26,235	Series 2007-60, Class AX, IF, IO, 6.957%, 07/25/37	5,850
2,845	Series 2007-64, Class FB, VAR, 0.563%, 07/25/37	2,862
13,285	Series 2007-65, Class KI, IF, IO, 6.427%, 07/25/37	1,620
21,892	Series 2007-72, Class EK, IF, IO, 6.207%, 07/25/37	3,381
334	Series 2007-75, Class EO, PO, 01/25/36	332
4,253	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,875
3,713	Series 2007-77, Class FG, VAR, 0.693%, 03/25/37	3,746
1,375	Series 2007-78, Class CB, 6.000%, 08/25/37	1,480
2,441	Series 2007-79, Class SB, HB, IF, 23.308%, 08/25/37	3,499
7,348	Series 2007-88, Class VI, IF, IO, 6.347%, 09/25/37	1,175
7,256	Series 2007-91, Class ES, IF, IO, 6.267%, 10/25/37	1,210
10,248	Series 2007-100, Class SM, IF, IO, 6.257%, 10/25/37	1,174
40,416	Series 2007-101, Class A2, VAR, 0.443%, 06/27/36	40,090
3,442	Series 2007-106, Class A7, VAR, 5.991%, 10/25/37	3,846
7,929	Series 2007-112, Class SA, IF, IO, 6.257%, 12/25/37	951
44,000	Series 2007-114, Class A6, VAR, 0.393%, 10/27/37	44,009
13,877	Series 2007-116, Class HI, IO, VAR, 1.622%, 01/25/38	1,031
199	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	14
12,374	Series 2008-1, Class BI, IF, IO, 5.717%, 02/25/38	1,535
3,569	Series 2008-10, Class XI, IF, IO, 6.037%, 03/25/38	518
4,541	Series 2008-16, Class IS, IF, IO, 6.007%, 03/25/38	545
2,866	Series 2008-18, Class FA, VAR, 1.093%, 03/25/38	2,900
4,782	Series 2008-20, Class SA, IF, IO, 6.797%, 03/25/38	956
12,992	Series 2008-24, Class PF, VAR, 0.843%, 02/25/38	13,139
4,853	Series 2008-27, Class SN, IF, IO, 6.707%, 04/25/38	720
5,358	Series 2008-32, Class SA, IF, IO, 6.657%, 04/25/38	819
13,361	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	116
167	Series 2008-44, Class PO, PO, 05/25/38	158
2,456	Series 2008-47, Class SI, IF, IO, 6.307%, 06/25/23	299
3,130	Series 2008-53, Class CI, IF, IO, 7.007%, 07/25/38	507
3,588	Series 2008-76, Class GF, VAR, 0.843%, 09/25/23	3,629
9,803	Series 2008-80, Class SA, IF, IO, 5.657%, 09/25/38	1,171
5,003	Series 2008-81, Class SB, IF, IO, 5.657%, 09/25/38	836
728	Series 2009-4, Class BD, 4.500%, 02/25/39	768
6,838	Series 2009-6, Class GS, IF, IO, 6.357%, 02/25/39	957
3,731	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	367
6,710	Series 2009-17, Class QS, IF, IO, 6.457%, 03/25/39	955

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
423	Series 2009-47, Class MT, 7.000%, 07/25/39	464
4,241	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	448
17,322	Series 2009-60, Class HT, 6.000%, 08/25/39	19,928
503	Series 2009-63, Class P, 5.000%, 03/25/37	555
6,942	Series 2009-84, Class WS, IF, IO, 5.707%, 10/25/39	887
13,247	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,627
21,072	Series 2009-86, Class OT, PO, 10/25/37	19,730
12,942	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	518
7,192	Series 2009-99, Class SC, IF, IO, 5.987%, 12/25/39	812
7,431	Series 2009-99, Class WA, VAR, 6.311%, 12/25/39	8,366
9,739	Series 2009-103, Class MB, VAR, 2.934%, 12/25/39	10,415
9,388	Series 2009-112, Class ST, IF, IO, 6.057%, 01/25/40	1,042
2,164	Series 2010-1, Class WA, VAR, 6.171%, 02/25/40	2,378
5,913	Series 2010-16, Class WA, VAR, 6.448%, 03/25/40	6,723
5,519	Series 2010-16, Class WB, VAR, 6.214%, 03/25/40	6,437
8,318	Series 2010-35, Class SB, IF, IO, 6.227%, 04/25/40	1,170
1,017	Series 2010-39, Class OT, PO, 10/25/35	903
4,733	Series 2010-40, Class FJ, VAR, 0.793%, 04/25/40	4,775
6,332	Series 2010-42, Class S, IF, IO, 6.207%, 05/25/40	632
3,829	Series 2010-43, Class FD, VAR, 0.793%, 05/25/40	3,868
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,208
2,313	Series 2010-47, Class AV, 5.000%, 05/25/21	2,441
12,435	Series 2010-49, Class SC, IF, 12.273%, 03/25/40	14,951
39,624	Series 2010-64, Class DM, 5.000%, 06/25/40	43,790
14,942	Series 2010-71, Class HJ, 5.500%, 07/25/40	17,011
5,677	Series 2010-103, Class SB, IF, IO, 5.907%, 11/25/49	771
44,479	Series 2010-111, Class AE, 5.500%, 04/25/38	48,487
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	22,765
30,412	Series 2010-125, Class SA, IF, IO, 4.247%, 11/25/40	3,231
35,917	Series 2010-133, Class A, 5.500%, 05/25/38	38,770
18,543	Series 2010-147, Class SA, IF, IO, 6.337%, 01/25/41	4,241
11,306	Series 2010-148, Class MA, 4.000%, 02/25/39	11,657
6,728	Series 2011-2, Class WA, VAR, 5.800%, 02/25/51	7,312
14,523	Series 2011-19, Class ZY, 6.500%, 07/25/36	16,335
2,193	Series 2011-22, Class MA, 6.500%, 04/25/38	2,480
47,249	Series 2011-30, Class LS, IO, VAR, 3.071%, 04/25/41	3,969
15,126	Series 2011-39, Class ZA, 6.000%, 11/25/32	16,979
11,160	Series 2011-47, Class ZA, 5.500%, 07/25/38	12,474
1,701	Series 2011-58, Class WA, VAR, 5.407%, 07/25/51	1,768
8,347	Series 2011-75, Class FA, VAR, 0.743%, 08/25/41	8,426
41,014	Series 2011-118, Class LB, 7.000%, 11/25/41	47,813
56,915	Series 2011-118, Class MT, 7.000%, 11/25/41	69,049
53,776	Series 2011-118, Class NT, 7.000%, 11/25/41	62,668
16,428	Series 2011-124, Class JF, VAR, 0.593%, 02/25/41	16,504
2,621	Series 2011-149, Class EF, VAR, 0.693%, 07/25/41	2,640
9,240	Series 2011-149, Class MF, VAR, 0.693%, 11/25/41	9,308
17,823	Series 2012-3, Class PF, VAR, 0.593%, 04/25/40	17,898

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
9,633		Series 2012-14, Class FB, VAR, 0.643%, 08/25/37	9,680
4,596		Series 2012-14, Class FL, VAR, 0.643%, 12/25/40	4,626
83,601		Series 2012-47, Class HF, VAR, 0.593%, 05/25/27	84,274
9,379		Series 2012-66, Class HF, VAR, 0.493%, 03/25/41	9,395
11,998		Series 2012-87, Class KF, VAR, 0.643%, 09/25/37	12,065
8,653		Series 2012-89, Class FD, VAR, 0.643%, 04/25/39	8,702
14,145		Series 2012-97, Class FB, VAR, 0.693%, 09/25/42	14,270
11,217		Series 2012-101, Class FC, VAR, 0.693%, 09/25/42	11,329
15,603		Series 2012-108, Class F, VAR, 0.693%, 10/25/42	15,759
35,801		Series 2012-112, Class FD, VAR, 0.693%, 10/25/42	36,162
28,665		Series 2012-137, Class CF, VAR, 0.493%, 08/25/41	28,721
8,886		Series 2013-4, Class AJ, 3.500%, 02/25/43	9,372
–	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	33
39		Series G92-42, Class Z, 7.000%, 07/25/22	43
946		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,044
475		Series G92-54, Class ZQ, 7.500%, 09/25/22	532
74		Series G92-61, Class Z, 7.000%, 10/25/22	87
53		Series G92-62, Class B, PO, 10/25/22	46
263		Series G93-1, Class KA, 7.900%, 01/25/23	301
179		Series G93-17, Class SI, IF, 6.000%, 04/25/23	190
		Federal National Mortgage Association STRIPS,
4		Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
3		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
36		Series 218, Class 2, IO, 7.500%, 04/01/23	6
24		Series 265, Class 2, 9.000%, 03/01/24	28
3,100		Series 300, Class 1, PO, 09/01/24	2,968
438		Series 329, Class 1, PO, 01/01/33	416
1,452		Series 339, Class 18, IO, 4.500%, 07/01/18	99
2,006		Series 339, Class 21, IO, 4.500%, 08/25/18	141
1,164		Series 339, Class 28, IO, 5.500%, 07/01/18	96
492		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	60
2,598		Series 365, Class 8, IO, 5.500%, 05/01/36	414
290		Series 368, Class 3, IO, 4.500%, 11/01/20	22
1,687		Series 374, Class 5, IO, 5.500%, 08/01/36	199
2,138		Series 383, Class 33, IO, 6.000%, 01/01/38	292
588		Series 393, Class 6, IO, 5.500%, 04/25/37	81
42,704		Series 411, Class F1, VAR, 0.743%, 08/25/42	42,760
14,405		Series 412, Class F2, VAR, 0.693%, 08/25/42	14,307
		Federal National Mortgage Association Trust,
1,993		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,350
1,191		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,370
8,225		Series 2003-W6, Class 2A4, 5.204%, 09/25/42	9,309
3,477		Series 2003-W6, Class 3A, 6.500%, 09/25/42	3,962
4,119		Series 2003-W8, Class 2A, 7.000%, 10/25/42	4,769
807		Series 2003-W8, Class 3F1, VAR, 0.593%, 05/25/42	801
8,543		Series 2004-W1, Class 1A6, 5.040%, 11/25/43	8,925
5,718		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	6,691

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,259	Series 2004-W15, Class 2AF, VAR, 0.443%, 08/25/44	5,225
1,778	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,087
1,775	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,186
39,531	Series 2005-W3, Class 2AF, VAR, 0.413%, 03/25/45	39,213
2,280	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,613
18,366	Series 2006-W2, Class 1AF1, VAR, 0.413%, 02/25/36	18,249
4,568	Series 2006-W2, Class 2A, VAR, 2.249%, 11/25/35	4,538
38,061	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.453%, 11/25/46	38,065
	Government National Mortgage Association,
3,657	Series 1994-7, Class PQ, 6.500%, 10/16/24	4,236
261	Series 1995-3, Class DQ, 8.050%, 06/16/25	300
60	Series 1995-7, Class CQ, 7.500%, 09/16/25	69
458	Series 1998-26, Class K, 7.500%, 09/17/25	524
3,192	Series 1999-4, Class ZB, 6.000%, 02/20/29	3,626
3,162	Series 1999-10, Class ZC, 6.500%, 04/20/29	3,685
329	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	73
25	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	27
354	Series 1999-40, Class ZW, 7.500%, 11/20/29	418
641	Series 1999-41, Class Z, 8.000%, 11/16/29	766
314	Series 1999-44, Class PC, 7.500%, 12/20/29	361
3,638	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,414
601	Series 1999-44, Class ZG, 8.000%, 12/20/29	738
304	Series 2000-9, Class Z, 8.000%, 06/20/30	370
3,557	Series 2000-9, Class ZJ, 8.500%, 02/16/30	4,163
414	Series 2000-12, Class ST, HB, IF, 38.509%, 02/16/30	806
251	Series 2000-16, Class ZN, 7.500%, 02/16/30	261
3,263	Series 2000-21, Class Z, 9.000%, 03/16/30	3,819
26	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	33
473	Series 2000-31, Class Z, 9.000%, 10/20/30	555
276	Series 2000-35, Class ZA, 9.000%, 11/20/30	300
46	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
231	Series 2001-4, Class SJ, IF, IO, 7.952%, 01/19/30	51
206	Series 2001-6, Class SD, IF, IO, 8.352%, 03/16/31	49
756	Series 2001-7, Class PK, 6.500%, 03/20/31	798
1,702	Series 2001-22, Class PS, HB, IF, 20.493%, 03/17/31	2,690
44	Series 2001-32, Class WA, IF, 19.629%, 07/20/31	72
337	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	76
276	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	61
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,446
2,226	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,615
372	Series 2002-3, Class SP, IF, IO, 7.192%, 01/16/32	93
624	Series 2002-7, Class PG, 6.500%, 01/20/32	731
1,469	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	393
128	Series 2002-24, Class SB, IF, 11.628%, 04/16/32	165
184	Series 2002-31, Class S, IF, IO, 8.502%, 01/16/31	45
3,270	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	733

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,477	Series 2002-40, Class UK, 6.500%, 06/20/32	1,716
52	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	55
5,761	Series 2002-45, Class QE, 6.500%, 06/20/32	6,699
1,700	Series 2002-47, Class PG, 6.500%, 07/16/32	1,972
647	Series 2002-47, Class PY, 6.000%, 07/20/32	737
2,893	Series 2002-47, Class ZA, 6.500%, 07/20/32	3,364
118	Series 2002-51, Class SG, HB, IF, 31.641%, 04/20/31	222
1,971	Series 2002-52, Class GH, 6.500%, 07/20/32	2,244
630	Series 2002-69, Class PO, PO, 02/20/32	628
1,173	Series 2002-70, Class PS, IF, IO, 7.502%, 08/20/32	130
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,710
96	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	—	(h)
246	Series 2003-4, Class NY, 5.500%, 12/20/13	248
104	Series 2003-8, Class PO, PO, 01/16/32	104
1,625	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	374
663	Series 2003-12, Class SP, IF, IO, 7.502%, 02/20/33	177
255	Series 2003-24, Class PO, PO, 03/16/33	227
6,087	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,904
49	Series 2003-34, Class TO, PO, 02/16/32	49
53	Series 2003-40, Class TC, 7.500%, 03/20/33	53
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,793
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,357
1,882	Series 2003-46, Class TC, 6.500%, 03/20/33	2,156
1,071	Series 2003-52, Class AP, PO, 06/16/33	975
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,694
4,285	Series 2003-75, Class ZX, 6.000%, 09/16/33	4,848
418	Series 2003-76, Class LS, IF, IO, 7.002%, 09/20/31	13
178	Series 2003-90, Class PO, PO, 10/20/33	156
2,557	Series 2003-97, Class SA, IF, IO, 6.352%, 11/16/33	493
2,172	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	388
11,971	Series 2003-112, Class TS, IF, IO, 6.752%, 10/20/32	1,044
555	Series 2003-114, Class SH, IF, 14.340%, 11/17/32	655
6,494	Series 2004-11, Class SW, IF, IO, 5.302%, 02/20/34	873
1,784	Series 2004-15, Class SA, IF, 19.118%, 12/20/32	2,050
891	Series 2004-28, Class S, IF, 19.118%, 04/16/34	1,243
125	Series 2004-34, Class JO, PO, 02/20/34	125
2,334	Series 2004-46, Class PO, PO, 06/20/34	2,107
6,137	Series 2004-49, Class Z, 6.000%, 06/20/34	7,028
682	Series 2004-68, Class PO, PO, 05/20/31	680
1,141	Series 2004-71, Class SB, HB, IF, 28.491%, 09/20/34	1,771
1,141	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,141
1,185	Series 2004-73, Class AE, IF, 14.446%, 08/17/34	1,470
7,078	Series 2004-73, Class JL, IF, IO, 6.352%, 09/16/34	1,135
556	Series 2004-83, Class AP, IF, 13.828%, 10/16/34	669
238	Series 2004-85, Class PO, PO, 01/17/33	236
589	Series 2004-87, Class SB, IF, 7.444%, 03/17/33	637
742	Series 2004-89, Class LS, HB, IF, 23.657%, 10/16/34	1,086
13,588	Series 2004-90, Class SI, IF, IO, 5.902%, 10/20/34	1,968

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,447	Series 2004-96, Class SC, IF, IO, 5.882%, 11/20/34	948
6,445	Series 2005-3, Class SB, IF, IO, 5.902%, 01/20/35	951
9,672	Series 2005-3, Class SK, IF, IO, 6.552%, 01/20/35	1,537
761	Series 2005-6, Class GS, IF, 13.104%, 12/20/32	818
2,209	Series 2005-7, Class JM, IF, 16.284%, 05/18/34	2,610
10,008	Series 2005-17, Class SL, IF, IO, 6.502%, 07/20/34	1,860
1,602	Series 2005-35, Class FL, VAR, 0.548%, 03/20/32	1,608
851	Series 2005-44, Class SP, IF, 11.804%, 10/20/34	991
1,036	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	153
69	Series 2005-65, Class SA, HB, IF, 21.981%, 08/20/35	85
417	Series 2005-66, Class SP, HB, IF, 20.173%, 08/16/35	575
4,871	Series 2005-68, Class DP, IF, 15.956%, 06/17/35	6,537
21,172	Series 2005-68, Class KI, IF, IO, 6.102%, 09/20/35	3,306
4,718	Series 2005-69, Class SY, IF, IO, 6.552%, 11/20/33	585
3,046	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,562
1,030	Series 2005-82, Class PO, PO, 10/20/35	937
1,857	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	277
1,815	Series 2006-16, Class OP, PO, 03/20/36	1,644
2,044	Series 2006-20, Class QA, 5.750%, 02/20/36	2,269
2,600	Series 2006-22, Class AO, PO, 05/20/36	2,394
6,229	Series 2006-33, Class Z, 6.500%, 07/20/36	7,371
393	Series 2006-34, Class PO, PO, 07/20/36	355
507	Series 2006-38, Class SW, IF, IO, 6.302%, 06/20/36	62
6,506	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,772
2,162	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,547
3,401	Series 2006-59, Class SD, IF, IO, 6.502%, 10/20/36	510
6,276	Series 2006-65, Class SA, IF, IO, 6.602%, 11/20/36	1,075
5,073	Series 2007-9, Class CI, IF, IO, 6.002%, 03/20/37	764
8,458	Series 2007-9, Class DI, IF, IO, 6.312%, 03/20/37	1,250
12,918	Series 2007-17, Class AF, VAR, 0.398%, 04/16/37	12,957
7,517	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	1,313
2,916	Series 2007-17, Class JO, PO, 04/16/37	2,645
3,490	Series 2007-19, Class SD, IF, IO, 6.002%, 04/20/37	508
2,124	Series 2007-25, Class FN, VAR, 0.498%, 05/16/37	2,127
7,870	Series 2007-26, Class SC, IF, IO, 6.002%, 05/20/37	1,127
17,823	Series 2007-26, Class SW, IF, IO, 6.002%, 05/20/37	2,597
6,074	Series 2007-27, Class SD, IF, IO, 6.002%, 05/20/37	902
619	Series 2007-28, Class BO, PO, 05/20/37	557
7,983	Series 2007-35, Class PO, PO, 06/16/37	7,265
1,153	Series 2007-36, Class HO, PO, 06/16/37	1,041
4,941	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	741
6,056	Series 2007-36, Class SJ, IF, IO, 6.052%, 06/20/37	906
5,244	Series 2007-40, Class SD, IF, IO, 6.552%, 07/20/37	810
8,406	Series 2007-40, Class SN, IF, IO, 6.482%, 07/20/37	1,247
12,803	Series 2007-42, Class SC, IF, IO, 6.552%, 07/20/37	1,973
7,601	Series 2007-45, Class QA, IF, IO, 6.442%, 07/20/37	1,129
363	Series 2007-49, Class NO, PO, 12/20/35	362
2,352	Series 2007-50, Class AI, IF, IO, 6.577%, 08/20/37	355

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,800	Series 2007-53, Class ES, IF, IO, 6.352%, 09/20/37	705
1,654	Series 2007-53, Class SW, IF, 19.610%, 09/20/37	2,228
7,527	Series 2007-57, Class PO, PO, 03/20/37	6,947
6,553	Series 2007-57, Class QA, IF, IO, 6.302%, 10/20/37	943
6,691	Series 2007-67, Class SI, IF, IO, 6.312%, 11/20/37	950
1,898	Series 2007-70, Class TA, 5.750%, 08/20/36	1,948
4,774	Series 2007-71, Class SB, IF, IO, 6.502%, 07/20/36	511
5,699	Series 2007-72, Class US, IF, IO, 6.352%, 11/20/37	826
6,256	Series 2007-73, Class MI, IF, IO, 5.802%, 11/20/37	850
4,584	Series 2007-74, Class SL, IF, IO, 6.342%, 11/16/37	752
12,185	Series 2007-76, Class SB, IF, IO, 6.302%, 11/20/37	1,728
9,395	Series 2007-79, Class SY, IF, IO, 6.352%, 12/20/37	1,380
7,183	Series 2007-82, Class SA, IF, IO, 6.332%, 12/20/37	1,047
458	Series 2008-1, Class PO, PO, 01/20/38	411
672	Series 2008-7, Class SK, IF, 19.355%, 11/20/37	904
933	Series 2008-7, Class SP, IF, 13.004%, 10/20/37	1,134
1,684	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	240
1,751	Series 2008-20, Class PO, PO, 09/20/37	1,648
607	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	39
4,388	Series 2008-25, Class SB, IF, IO, 6.702%, 03/20/38	761
1,699	Series 2008-29, Class PO, PO, 02/17/33	1,603
9,995	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	1,250
2,807	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	372
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,859
8,355	Series 2008-36, Class SH, IF, IO, 6.102%, 04/20/38	1,277
19,626	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	3,444
6,660	Series 2008-41, Class SA, IF, IO, 6.142%, 05/20/38	995
721	Series 2008-43, Class NA, 5.500%, 11/20/37	769
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	3,973
2,399	Series 2008-55, Class SA, IF, IO, 6.002%, 06/20/38	346
9,132	Series 2008-60, Class CS, IF, IO, 5.952%, 07/20/38	1,298
1,668	Series 2008-60, Class PO, PO, 01/20/38	1,650
1,067	Series 2008-64, Class ED, 6.500%, 04/20/28	1,158
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	10,596
10,346	Series 2008-69, Class QD, 5.750%, 07/20/38	11,417
3,415	Series 2008-71, Class SC, IF, IO, 5.802%, 08/20/38	462
9,852	Series 2008-76, Class US, IF, IO, 5.702%, 09/20/38	1,340
5,482	Series 2008-79, Class CS, IF, 6.602%, 06/20/35	5,738
18,853	Series 2008-81, Class S, IF, IO, 6.002%, 09/20/38	2,758
9,102	Series 2008-93, Class AS, IF, IO, 5.502%, 12/20/38	1,222
18,180	Series 2008-95, Class DS, IF, IO, 7.102%, 12/20/38	2,748
5,408	Series 2008-96, Class SL, IF, IO, 5.802%, 12/20/38	758
6,445	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	1,009
5,341	Series 2009-6, Class SH, IF, IO, 5.842%, 02/20/39	726
8,632	Series 2009-10, Class SA, IF, IO, 5.752%, 02/20/39	1,193
3,417	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	341
6,957	Series 2009-11, Class SC, IF, IO, 5.952%, 02/16/39	1,073

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,558	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	451
5,285	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	945
16,029	Series 2009-22, Class SA, IF, IO, 6.072%, 04/20/39	2,247
6,970	Series 2009-24, Class DS, IF, IO, 6.102%, 03/20/39	815
4,323	Series 2009-25, Class SE, IF, IO, 7.402%, 09/20/38	823
8,186	Series 2009-31, Class ST, IF, IO, 6.152%, 03/20/39	1,133
9,854	Series 2009-31, Class TS, IF, IO, 6.102%, 03/20/39	1,350
2,157	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	314
2,544	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	419
5,435	Series 2009-35, Class SN, IF, IO, 6.202%, 12/16/38	638
12,480	Series 2009-42, Class SC, IF, IO, 5.882%, 06/20/39	1,834
8,687	Series 2009-43, Class SA, IF, IO, 5.752%, 06/20/39	1,183
9,006	Series 2009-44, Class MV, 6.000%, 04/20/20	9,770
3,233	Series 2009-44, Class VA, 5.500%, 05/16/20	3,367
16,281	Series 2009-64, Class SN, IF, IO, 5.902%, 07/16/39	2,154
3,346	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	467
11,807	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	1,719
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,573
9,577	Series 2009-79, Class OK, PO, 11/16/37	8,429
18,563	Series 2009-81, Class SB, IF, IO, 5.892%, 09/20/39	2,433
7,696	Series 2009-83, Class TS, IF, IO, 5.902%, 08/20/39	1,025
3,804	Series 2009-89, Class VA, 5.000%, 07/20/20	4,255
26,178	Series 2009-102, Class SM, IF, IO, 6.202%, 06/16/39	3,063
3,180	Series 2009-104, Class AB, 7.000%, 08/16/39	3,785
14,136	Series 2009-106, Class AS, IF, IO, 6.202%, 11/16/39	2,237
47,672	Series 2009-106, Class ST, IF, IO, 5.802%, 02/20/38	6,760
5,232	Series 2009-121, Class VA, 5.500%, 11/20/20	5,864
4,375	Series 2010-14, Class AO, PO, 12/20/32	4,156
1,807	Series 2010-14, Class BO, PO, 11/20/35	1,644
4,499	Series 2010-14, Class CO, PO, 08/20/35	3,907
240	Series 2010-14, Class EO, PO, 06/16/33	240
17,424	Series 2010-14, Class QP, 6.000%, 12/20/39	18,956
4,012	Series 2010-41, Class WA, VAR, 5.840%, 10/20/33	4,505
2,307	Series 2010-103, Class WA, VAR, 5.754%, 08/20/34	2,592
3,109	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	3,536
17,485	Series 2010-130, Class CP, 7.000%, 10/16/40	20,328
18,815	Series 2010-157, Class OP, PO, 12/20/40	15,719
25,983	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	29,977
4,081	Series 2011-17, Class FP, VAR, 0.598%, 09/20/40	4,108
1,482	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,655
6,194	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,108
13,212	Series 2011-75, Class SM, IF, IO, 6.402%, 05/20/41	1,799
5,177	Series 2011-97, Class WA, VAR, 6.079%, 11/20/38	5,902
7,446	Series 2011-137, Class WA, VAR, 5.523%, 07/20/40	8,455
19,119	Series 2011-163, Class WA, VAR, 5.792%, 12/20/38	21,142
9,674	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	10,618
28,294	Series 2012-61, Class FM, VAR, 0.598%, 05/16/42	28,349

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
10,789		Series 2012-141, Class WA, VAR, 4.542%, 11/16/41	12,123
6,708		Series 2012-141, Class WB, VAR, 3.973%, 09/16/42	7,173
9,335		Series 2012-141, Class WC, VAR, 3.777%, 01/20/42	10,138
94,922		Series 2012-H10, Class FA, VAR, 0.754%, 12/20/61	95,202
19,324		Series 2012-H15, Class FA, VAR, 0.654%, 05/20/62	19,306
4,126		Series 2012-H20, Class KA, 2.000%, 06/20/62	4,207
39,189		Series 2012-H21, Class CF, VAR, 0.904%, 05/20/61	39,396
39,967		Series 2012-H21, Class DF, VAR, 0.854%, 05/20/61	40,165
44,675		Series 2012-H22, Class FD, VAR, 0.674%, 01/20/61	44,644
19,601		Series 2012-H24, Class FA, VAR, 0.654%, 03/20/60	19,583
12,790		Series 2012-H24, Class FD, VAR, 0.794%, 09/20/62	12,833
5,618		Series 2012-H24, Class FE, VAR, 0.804%, 10/20/62	5,645
37,916		Series 2012-H24, Class FG, VAR, 0.634%, 04/20/60	37,859
19,450		Series 2012-H26, Class JA, VAR, 0.754%, 10/20/61	19,554
28,845		Series 2012-H26, Class MA, VAR, 0.754%, 07/20/62	28,990
14,844		Series 2012-H27, Class FB, VAR, 0.704%, 10/20/62	14,866
48,634		Series 2012-H28, Class FA, VAR, 0.784%, 09/20/62	48,771
14,730		Series 2012-H30, Class JA, VAR, 0.684%, 01/20/60	14,783
27,644		Series 2012-H30, Class PA, VAR, 0.654%, 11/20/59	27,673
41,203		Series 2012-H31, Class FD, VAR, 0.544%, 12/20/62	40,983
9,662		Series 2013-26, Class AK, VAR, 4.663%, 09/20/41	10,758
4,928		Series 2013-54, Class WA, VAR, 4.707%, 11/20/42	5,520
3,750		Series 2013-75, Class WA, VAR, 5.251%, 06/20/40	4,313
34,306		Series 2013-H01, Class FA, 1.650%, 01/20/63	34,047
16,921		Series 2013-H01, Class JA, VAR, 0.524%, 01/20/63	16,795
15,536		Series 2013-H01, Class TA, VAR, 0.704%, 01/20/63	15,586
5,788		Series 2013-H02, Class HF, VAR, 0.504%, 11/20/62	5,777
11,513		Series 2013-H03, Class FA, VAR, 0.504%, 08/20/60	11,489
44,673		Series 2013-H04, Class BA, 1.650%, 02/20/63	44,277
4,509		Series 2013-H04, Class SA, VAR, 0.624%, 02/20/63	4,500
4,912		Series 2013-H07, Class GA, VAR, 0.674%, 03/20/63	4,918
15,051		Series 2013-H07, Class HA, VAR, 0.614%, 03/20/63	15,015
11,000		Series 2013-H07, Class JA, 1.750%, 03/20/63	10,938
7,246		Series 2013-H07, Class MA, VAR, 0.754%, 04/20/62	7,273
21,910		Series 2013-H08, Class FC, VAR, 0.450%, 02/20/63	21,910
14,013		Series 2013-H09, Class HA, 1.650%, 04/20/63	13,871
64		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	70
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,276.200%, 04/20/21	9
		NCUA Guaranteed Notes Trust,
27,389		Series 2010-R3, Class 1A, VAR, 0.758%, 12/08/20	27,552
6,708		Series 2010-R3, Class 3A, 2.400%, 12/08/20	6,859
		Vendee Mortgage Trust,
9,370		Series 1993-1, Class ZB, 7.250%, 02/15/23	10,954
1,946		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	2,178
6,631		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	7,414
2,757		Series 1996-1, Class 1Z, 6.750%, 02/15/26	3,162
1,319		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,533

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,966	Series 1997-1, Class 2Z, 7.500%, 02/15/27	4,609
2,603	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,054

		5,502,112

	Non-Agency CMO — 8.6%
2,867	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	2,782
	AJAX Mortgage Loan Trust,
25,152	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	24,974
9,459	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	9,430
	Alternative Loan Trust,
1,238	Series 2002-8, Class A4, 6.500%, 07/25/32	1,282
238	Series 2002-12, Class PO, PO, 11/25/32	195
2,516	Series 2002-18, Class M, 6.000%, 02/25/33	2,430
408	Series 2003-6T2, Class A6, 5.500%, 06/25/33	389
12,129	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,956
1,284	Series 2004-14T2, Class A5, 5.500%, 08/25/34	1,289
3,350	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	3,420
5,792	Series 2005-1CB, Class 1A6, IF, IO, 6.907%, 03/25/35	1,124
15,370	Series 2005-20CB, Class 3A8, IF, IO, 4.557%, 07/25/35	2,185
14,310	Series 2005-22T1, Class A2, IF, IO, 4.877%, 06/25/35	2,283
6,763	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,647
193	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	164
49,773	Series 2005-37T1, Class A2, IF, IO, 4.857%, 09/25/35	7,965
7,775	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,292
30,694	Series 2005-54CB, Class 1A2, IF, IO, 4.657%, 11/25/35	4,817
94	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	99
2,918	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,758
10,694	Series 2005-J1, Class 1A4, IF, IO, 4.907%, 02/25/35	1,411
362	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	367
	American General Mortgage Loan Trust,
2,634	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	2,772
13,176	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	13,275
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	35,180
4,817	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	4,939
4,487	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,706
9,499	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	9,984
4,500	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,763
	ASG Resecuritization Trust,
4,211	Series 2009-1, Class A60, VAR, 2.333%, 06/26/37 (e)	4,151
8,097	Series 2009-2, Class A55, VAR, 4.750%, 05/24/36 (e)	8,302
5,300	Series 2009-2, Class G60, VAR, 4.750%, 05/24/36 (e)	5,588
27,844	Series 2009-3, Class A65, VAR, 2.293%, 03/26/37 (e)	27,973
11,634	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	12,047
3,186	Series 2009-5, Class A50, VAR, 4.215%, 02/28/37 (e)	3,235
4,450	Series 2010-1, Class A85, VAR, 0.593%, 02/27/36 (e)	4,350
10,434	Series 2010-2, Class A60, VAR, 2.096%, 01/28/37 (e)	10,259
4,225	Series 2010-3, Class 2A22, VAR, 0.451%, 10/28/36 (e)	4,199
1,585	Series 2010-4, Class 1A22, VAR, 0.647%, 07/28/36 (e) (i)	1,579
1,617	Series 2010-4, Class 2A20, VAR, 0.381%, 11/28/36 (e)	1,601
3,012	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	3,048

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,057	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	8,460
7,878	Series 2011-1, Class 3A50, VAR, 2.542%, 11/28/35 (e) (i)	7,750
1,337	Series 2011-2, Class A48S, HB, IF, 23.491%, 02/28/36 (e)	1,811
	Banc of America Alternative Loan Trust,
282	Series 2003-1, Class APO, PO, 02/25/33	233
6,232	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	6,342
3,778	Series 2003-7, Class 2A4, 5.000%, 09/25/18	3,861
3,957	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	4,066
6,733	Series 2003-11, Class 1A1, 6.000%, 01/25/34	7,007
5,427	Series 2003-11, Class 2A1, 6.000%, 01/25/34	5,666
700	Series 2003-11, Class PO, PO, 01/25/34	555
1,965	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,014
1,539	Series 2004-1, Class 5A1, 5.500%, 02/25/19	1,569
337	Series 2004-6, Class 15PO, PO, 07/25/19	333
363	Series 2004-6, Class 3A2, 6.000%, 07/25/34	365
2,441	Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,567
1,163	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,135
3,206	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	774
	Banc of America Funding Trust,
821	Series 2004-1, Class PO, PO, 03/25/34	740
1,141	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,202
2,611	Series 2004-C, Class 1A1, VAR, 5.061%, 12/20/34	2,643
1,271	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,299
1,052	Series 2005-7, Class 30PO, PO, 11/25/35	867
432	Series 2005-8, Class 30PO, PO, 01/25/36	331
2,610	Series 2005-E, Class 4A1, VAR, 2.687%, 03/20/35	2,645
1,041	Series 2006-1, Class XPO, PO, 01/25/36	887
11,498	Series 2010-R11A, Class 1A6, VAR, 5.342%, 08/26/35 (e)	12,227
958	Series 2010-R4, Class 5A1, VAR, 0.343%, 07/26/36 (e)	952
4,033	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	4,185
	Banc of America Mortgage Trust,
5,270	Series 2003-3, Class 1A7, 5.500%, 05/25/33	5,429
1,794	Series 2003-3, Class 2A1, VAR, 0.743%, 05/25/18	1,718
715	Series 2003-5, Class 3A1, 7.500%, 02/25/31	763
693	Series 2003-6, Class 2A1, VAR, 0.643%, 08/25/18	666
106	Series 2003-7, Class A2, 4.750%, 09/25/18	110
426	Series 2003-8, Class APO, PO, 11/25/33	361
1,002	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	1,030
3,168	Series 2003-E, Class 2A2, VAR, 2.973%, 06/25/33 (a)	3,212
180	Series 2004-1, Class APO, PO, 02/25/34	149
1,965	Series 2004-3, Class 15IO, IO, VAR, 0.267%, 04/25/19	8
11,367	Series 2004-3, Class 1A26, 5.500%, 04/25/34	11,645
139	Series 2004-4, Class APO, PO, 05/25/34	117
2,507	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,588
765	Series 2004-5, Class 4A1, 4.750%, 06/25/19	794
12,118	Series 2004-6, Class 1A3, 5.500%, 05/25/34	12,647
394	Series 2004-6, Class 2A7, 5.500%, 07/25/34	412
733	Series 2004-6, Class APO, PO, 07/25/34	667
62	Series 2004-8, Class 5PO, PO, 05/25/32	53
289	Series 2004-8, Class XPO, PO, 10/25/34	243

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,010	Series 2004-9, Class 3A1, 6.500%, 09/25/32	1,061
71	Series 2004-9, Class 3PO, PO, 09/25/32	60
2,199	Series 2004-J, Class 3A1, VAR, 3.231%, 11/25/34	2,212
2,509	Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,591
	BCAP LLC Trust,
6,417	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	6,632
9,828	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	9,700
6,912	Series 2009-RR14, Class 3A2, VAR, 2.775%, 08/26/35 (e)	6,860
1,318	Series 2009-RR14, Class 4A1, VAR, 2.664%, 03/26/36 (e)	1,318
5,905	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	6,142
1,917	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,953
6,388	Series 2010-RR12, Class 4A5, VAR, 3.095%, 10/26/36 (e)	6,481
1,999	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	2,010
606	Series 2010-RR4, Class 2A1, VAR, 0.943%, 06/26/37 (e)	602
8,725	Series 2010-RR5, Class 2A5, VAR, 5.284%, 04/26/37 (e)	8,821
4,778	Series 2010-RR6, Class 22A3, VAR, 4.754%, 06/26/36 (e)	5,003
1,480	Series 2010-RR6, Class 5A1, VAR, 3.817%, 11/26/37 (e)	1,477
3,477	Series 2010-RR7, Class 15A1, VAR, 0.995%, 01/26/36 (e)	3,432
6,682	Series 2010-RR7, Class 16A1, VAR, 0.873%, 02/26/47 (e)	6,479
6,648	Series 2010-RR7, Class 1A5, VAR, 5.002%, 04/26/35 (e)	6,534
21,711	Series 2010-RR7, Class 2A1, VAR, 2.478%, 07/26/45 (e)	21,065
4,061	Series 2010-RR8, Class 3A3, VAR, 5.058%, 05/26/35 (e)	4,198
10,000	Series 2010-RR8, Class 3A4, VAR, 5.058%, 05/26/35 (e)	9,536
5,670	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	5,718
6,667	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	6,825
18,700	Series 2011-RR10, Class 2A1, VAR, 1.122%, 09/26/37 (e)	16,824
3,665	Series 2011-RR2, Class 3A3, VAR, 2.942%, 11/21/35 (e)	3,678
14,424	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	14,197
16,551	Series 2011-RR5, Class 11A3, VAR, 0.343%, 05/28/36 (e)	15,258
6,981	Series 2011-RR5, Class 14A3, VAR, 2.838%, 07/26/36 (e) (i)	6,957
7,064	Series 2012-RR1, Class 5A1, VAR, 3.544%, 07/26/37 (e) (i)	7,386
8,664	Series 2012-RR10, Class 1A1, VAR, 0.423%, 02/26/37 (e) (i)	8,176
25,122	Series 2012-RR10, Class 3A1, VAR, 0.383%, 05/26/36 (e) (i)	23,379
16,387	Series 2012-RR2, Class 1A1, VAR, 0.363%, 08/26/36 (e) (i)	15,773
27,170	Series 2012-RR3, Class 2A5, VAR, 2.184%, 05/26/37 (e)	26,896
13,626	Series 2012-RR4, Class 8A3, VAR, 0.428%, 06/26/47 (e)	12,903
5,386	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.693%, 03/25/35	5,298
	Bear Stearns ARM Trust,
3,388	Series 2003-2, Class A5, VAR, 2.490%, 01/25/33 (e)	3,345
300	Series 2003-7, Class 3A, VAR, 2.596%, 10/25/33	303
3,541	Series 2004-2, Class 14A, VAR, 5.075%, 05/25/34	3,596
11,123	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	11,494
8,944	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	8,813
9,829	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	9,804
511	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	476
189	Cendant Mortgage Capital LLC CDMC Mortagage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	164

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Chase Mortgage Finance Trust,
1,985	Series 2007-A1, Class 1A3, VAR, 2.950%, 02/25/37	2,008
4,276	Series 2007-A1, Class 2A1, VAR, 2.889%, 02/25/37	4,367
674	Series 2007-A1, Class 7A1, VAR, 2.852%, 02/25/37	676
2,018	Series 2007-A1, Class 9A1, VAR, 2.928%, 02/25/37	2,053
1,712	Series 2007-A2, Class 1A1, VAR, 2.849%, 07/25/37	1,725
2,538	Series 2007-A2, Class 2A1, VAR, 3.020%, 07/25/37	2,576
	CHL Mortgage Pass-Through Trust,
258	Series 2002-18, Class PO, PO, 11/25/32	220
1,278	Series 2002-22, Class A20, 6.250%, 10/25/32	1,333
2,506	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,502
852	Series 2003-29, Class A1, 5.500%, 08/25/33	886
6,427	Series 2003-39, Class A6, 5.000%, 10/25/33	6,647
409	Series 2003-44, Class A9, PO, 10/25/33	397
5,829	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	6,020
128	Series 2003-J13, Class PO, PO, 01/25/34	108
778	Series 2003-J7, Class 4A3, IF, 9.523%, 08/25/18	818
1,345	Series 2004-3, Class A26, 5.500%, 04/25/34	1,382
914	Series 2004-3, Class A4, 5.750%, 04/25/34	945
5,845	Series 2004-5, Class 1A4, 5.500%, 06/25/34	6,077
298	Series 2004-7, Class 2A1, VAR, 2.709%, 06/25/34	296
3,466	Series 2004-8, Class 2A1, 4.500%, 06/25/19	3,580
550	Series 2004-HYB1, Class 2A, VAR, 2.814%, 05/20/34	530
2,295	Series 2004-HYB3, Class 2A, VAR, 2.608%, 06/20/34	2,175
1,399	Series 2004-HYB6, Class A3, VAR, 2.908%, 11/20/34	1,322
160	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	160
284	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	291
825	Series 2005-14, Class A2, 5.500%, 07/25/35	844
569	Series 2005-16, Class A23, 5.500%, 09/25/35	575
5,471	Series 2005-22, Class 2A1, VAR, 2.997%, 11/25/35	4,643
	Citicorp Mortgage Securities Trust,
630	Series 2006-1, Class 2A1, 5.000%, 02/25/21	658
2,838	Series 2006-4, Class 1A2, 6.000%, 08/25/36	2,946
	Citicorp Mortgage Securities, Inc.,
1,227	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,244
4,920	Series 2004-4, Class A4, 5.500%, 06/25/34	5,144
342	Series 2004-5, Class 2A5, 4.500%, 08/25/34	353
	Citigroup Mortgage Loan Trust,
3,923	2.110%, 01/12/18	3,997
16,600	Series 2008-AR4, Class 1A1A, VAR, 2.935%, 11/25/38 (e)	16,924
3,935	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,155
3,288	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	3,522
10,408	Series 2009-10, Class 1A1, VAR, 2.429%, 09/25/33 (e)	10,601
7,810	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	8,258
10,168	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	10,760
2,196	Series 2010-3, Class 4A1, VAR, 2.430%, 02/25/36 (e)	2,208
3,676	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	3,761
56,794	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	58,823
57,551	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	60,721
4,397	Series 2010-10, Class 2A1, VAR, 2.567%, 02/25/36 (e)	4,434

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,381	Series 2011-3, Class 1A1, VAR, 0.273%, 02/25/47 (e)	1,376
4,525	Series 2011-10, Class 4A1, VAR, 0.394%, 02/25/46 (e) (i)	4,334
	Citigroup Mortgage Loan Trust, Inc.,
2,012	Series 2003-1, Class 2A5, 5.250%, 10/25/33	2,057
316	Series 2003-1, Class 2A6, PO, 10/25/33	287
295	Series 2003-1, Class PO2, PO, 10/25/33	271
218	Series 2003-1, Class PO3, PO, 09/25/33	187
1	Series 2003-1, Class WPO1, PO, 06/25/16	1
307	Series 2003-UP3, Class A3, 7.000%, 09/25/33	318
792	Series 2003-UST1, Class A1, 5.500%, 12/25/18	828
146	Series 2003-UST1, Class PO1, PO, 12/25/18	133
103	Series 2003-UST1, Class PO3, PO, 12/25/18	95
959	Series 2004-UST1, Class A6, VAR, 4.434%, 08/25/34	969
564	Series 2005-1, Class 2A1A, VAR, 2.833%, 04/25/35	461
3,226	Series 2005-2, Class 2A11, 5.500%, 05/25/35	3,367
1,483	Series 2005-5, Class 1A2, VAR, 2.557%, 08/25/35	1,029
13,900	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	13,761
	Credit Suisse First Boston Mortgage Securities Corp.,
44	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	45
1,806	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,882
2,902	Series 2003-21, Class 1A4, 5.250%, 09/25/33	3,024
1,679	Series 2003-23, Class 1P, PO, 10/25/33	1,544
1,115	Series 2003-23, Class 2A5, 5.000%, 10/25/18	1,158
270	Series 2003-25, Class 2A1, 4.500%, 10/25/18	279
4,281	Series 2003-27, Class 5A3, 5.250%, 11/25/33	4,465
1,449	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,491
1,162	Series 2003-AR15, Class 3A1, VAR, 2.801%, 06/25/33	1,157
2,641	Series 2004-4, Class 2A4, 5.500%, 09/25/34	2,820
2,089	Series 2004-5, Class 3A1, 5.250%, 08/25/19	2,149
55	Series 2004-5, Class 5P, PO, 08/25/19	51
3,910	Series 2004-8, Class 1A4, 5.500%, 12/25/34	4,101
279	Series 2004-8, Class 3A5, 5.500%, 12/25/34	279
577	Series 2005-9, Class AP, PO, 10/25/35	377
6,310	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,348
322	Series 2005-10, Class AP, PO, 11/25/35	193
6,842	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	7,204
	CSMC,
7,500	Series 2010-16, Class A3, VAR, 4.067%, 06/25/50 (e)	7,328
3,148	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	3,070
2,102	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	2,099
3,434	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	3,572
83,029	Series 2010-11R, Class A6, VAR, 1.204%, 06/28/47 (e)	78,425
3,664	Series 2010-12R, Class 14A1, VAR, 2.808%, 09/26/46 (e)	3,658
2,920	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	2,940
2,642	Series 2010-15R, Class 7A2, VAR, 1.352%, 10/26/37 (e)	2,613
5,382	Series 2010-17R, Class 1A1, VAR, 2.611%, 06/26/36 (e)	5,579
2,268	Series 2010-17R, Class 5A1, VAR, 2.832%, 07/26/36 (e)	2,274
25,583	Series 2011-1R, Class A1, VAR, 1.193%, 02/27/47 (e)	25,466
5,291	Series 2011-6R, Class 3A1, VAR, 2.832%, 07/28/36 (e)	5,155

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
19,138	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	19,049
35,286	Series 2011-9R, Class A1, VAR, 2.193%, 03/27/46 (e)	35,462
20,557	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	20,987
6,412	Series 2012-2R, Class 2A1, VAR, 2.766%, 03/27/47 (e) (i)	6,156
18,617	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	18,694
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,709	Series 2005-1, Class 2A1, VAR, 5.645%, 02/25/20	1,775
2,130	Series 2005-3, Class 1A1, VAR, 5.321%, 06/25/20	2,179
1,987	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.334%, 04/26/37 (e)	1,947
114	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	114
	First Boston Mortgage Securities Corp. 1987 STRIPS,
24	Series C, Class IO, IO, 10.965%, 04/25/17	2
13	Series C, Class PO, PO, 04/25/17	13
	First Horizon Alternative Mortgage Securities Trust,
3,010	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,865
20,698	Series 2007-FA4, Class 1A2, IF, IO, 5.457%, 08/25/37	3,806
	First Horizon Mortgage Pass-Through Trust,
100	Series 2003-7, Class 2A1, 4.500%, 09/25/18	102
1,023	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,052
3,086	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,200
1,675	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	1,682
782	Series 2004-AR7, Class 2A2, VAR, 2.557%, 02/25/35	791
4,962	Series 2005-AR1, Class 2A2, VAR, 2.657%, 04/25/35	5,016
	Freedom Trust,
636	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	641
8,105	Series 2011-4, Class A18, VAR, 4.362%, 03/25/37 (e)	8,188
	GMACM Mortgage Loan Trust,
9,666	Series 2003-AR1, Class A4, VAR, 3.388%, 10/19/33	9,951
6,504	Series 2003-AR2, Class 2A4, VAR, 3.477%, 12/19/33	6,571
584	Series 2003-J7, Class A10, 5.500%, 11/25/33	602
6,785	Series 2003-J7, Class A7, 5.000%, 11/25/33	6,904
361	Series 2003-J8, Class A, 5.250%, 12/25/33	375
4,635	Series 2004-J5, Class A7, 6.500%, 01/25/35	4,918
1,977	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	2,038
61	Series 2005-AR3, Class 3A3, VAR, 3.353%, 06/19/35	60
5,000	Series 2005-AR3, Class 3A4, VAR, 3.353%, 06/19/35	4,837
	GSMPS Mortgage Loan Trust,
1,104	Series 2004-4, Class 1AF, VAR, 0.593%, 06/25/34 (e)	991
2,030	Series 2005-RP2, Class 1AF, VAR, 0.543%, 03/25/35 (e)	1,726
12,248	Series 2005-RP3, Class 1AF, VAR, 0.543%, 09/25/35 (e)	10,528
9,028	Series 2005-RP3, Class 1AS, IO, VAR, 4.916%, 09/25/35 (e)	1,498
	GSR Mortgage Loan Trust,
1,205	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,273
475	Series 2003-6F, Class A2, VAR, 0.593%, 09/25/32	450
4,534	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	4,796
2,070	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	2,224
1,114	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,101

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
37	Series 2004-15F, Class AP, PO, 12/25/34	34
2,052	Series 2005-5F, Class 8A3, VAR, 0.693%, 06/25/35	1,921
6,799	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	6,909
397	Series 2005-AR6, Class 3A1, VAR, 2.654%, 09/25/35	395
3,632	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,626
11,353	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	11,198
11,179	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	11,407
17,995	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	17,737
3,644	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.493%, 05/25/35	3,646
	Impac Secured Assets CMN Owner Trust,
1,705	Series 2003-2, Class A1, 5.500%, 08/25/33	1,791
88	Series 2004-3, Class 1A4, VAR, 0.993%, 11/25/34	84
	Impac Secured Assets Trust,
8,738	Series 2006-1, Class 2A1, VAR, 0.543%, 05/25/36	8,570
17,127	Series 2006-2, Class 2A1, VAR, 0.543%, 08/25/36	16,846
24,197	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	4
6,513	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	6,806
	JP Morgan Mortgage Trust,
1,269	Series 2004-A3, Class 4A1, VAR, 2.911%, 07/25/34	1,303
2,041	Series 2004-A4, Class 1A1, VAR, 3.006%, 09/25/34	2,098
1,268	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	1,308
5,042	Series 2005-A1, Class 3A4, VAR, 4.619%, 02/25/35	5,143
28,768	Series 2006-A2, Class 4A1, VAR, 2.956%, 08/25/34	28,673
16,629	Series 2006-A2, Class 5A3, VAR, 2.898%, 11/25/33	16,990
3,805	Series 2006-A3, Class 6A1, VAR, 2.956%, 08/25/34	3,802
2,840	Series 2007-A1, Class 5A1, VAR, 3.002%, 07/25/35	2,850
1,136	Series 2007-A1, Class 5A2, VAR, 3.002%, 07/25/35	1,167
	JP Morgan Resecuritization Trust,
4,617	Series 2009-6, Class 4A1, VAR, 5.001%, 09/26/36 (e)	4,692
4,202	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	4,176
	Lehman Mortgage Trust,
1,653	Series 2006-2, Class 1A1, VAR, 6.352%, 04/25/36	1,573
1,482	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,314
8,181	Series 2008-2, Class 1A6, 6.000%, 03/25/38	8,249
	LVII Resecuritization Trust,
12,557	Series 2009-2, Class M3, VAR, 5.319%, 09/27/37 (e)	13,228
8,000	Series 2009-3, Class M3, VAR, 5.085%, 11/27/37 (e)	8,508
10,000	Series 2009-3, Class M4, VAR, 5.085%, 11/27/37 (e)	10,609
	MASTR Adjustable Rate Mortgages Trust,
1,278	Series 2004-3, Class 4A2, VAR, 2.440%, 04/25/34	1,283
7,573	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	7,798
679	Series 2004-15, Class 3A1, VAR, 3.244%, 12/25/34	662
	MASTR Alternative Loan Trust,
2,537	Series 2003-9, Class 2A1, 6.000%, 12/25/33	2,681
524	Series 2003-9, Class 8A1, 6.000%, 01/25/34	536
1,433	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,462
4,242	Series 2004-3, Class 3A1, 6.000%, 04/25/34	4,363
845	Series 2004-6, Class 30PO, PO, 07/25/34	741

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
481	Series 2004-6, Class 7A1, 6.000%, 07/25/34	494
768	Series 2004-7, Class 30PO, PO, 08/25/34	566
1,961	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,057
545	Series 2004-10, Class 1A1, 4.500%, 09/25/19	557
1,946	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,957
	MASTR Asset Securitization Trust,
345	Series 2003-2, Class 1A1, 5.000%, 03/25/18	356
219	Series 2003-2, Class 2A1, 4.500%, 03/25/18	223
696	Series 2003-2, Class 2A10, 4.500%, 03/25/18	708
225	Series 2003-8, Class 1A1, 5.500%, 09/25/33	234
400	Series 2003-9, Class 15PO, PO, 10/25/18	370
369	Series 2003-9, Class 2A7, 5.500%, 10/25/33	376
216	Series 2003-11, Class 3A1, 4.500%, 12/25/18	221
242	Series 2003-12, Class 30PO, PO, 12/25/33	221
601	Series 2003-12, Class 6A1, 5.000%, 12/25/33	616
183	Series 2004-1, Class 30PO, PO, 02/25/34	152
3,874	Series 2004-4, Class 1A6, 5.250%, 12/26/33	3,940
51	Series 2004-4, Class 3A1, 4.500%, 04/25/19	53
224	Series 2004-6, Class 15PO, PO, 07/25/19	205
550	Series 2004-8, Class 1A1, 4.750%, 08/25/19	562
134	Series 2004-8, Class PO, PO, 08/25/19	124
665	Series 2004-9, Class 5A1, 5.250%, 09/25/19	687
2,410	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	2,536
	MASTR Reperforming Loan Trust,
16,583	Series 2005-2, Class 1A1F, VAR, 0.543%, 05/25/35 (e)	13,855
1,950	Series 2006-2, Class 1A1, VAR, 4.993%, 05/25/36 (e)	1,841
3,146	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,517
7,044	Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, VAR, 0.679%, 06/15/30	7,062
	Merrill Lynch Mortgage Investors Trust,
1,772	Series 2003-A5, Class 2A6, VAR, 2.554%, 08/25/33	1,807
2,558	Series 2003-E, Class A1, VAR, 0.813%, 10/25/28	2,548
4,631	Series 2003-F, Class A1, VAR, 0.833%, 10/25/28	4,622
3,271	Series 2004-1, Class 2A1, VAR, 2.289%, 12/25/34	3,319
3,126	Series 2004-A4, Class A2, VAR, 2.498%, 08/25/34	3,240
3,674	Series 2004-C, Class A2, VAR, 1.110%, 07/25/29	3,679
5,867	Series 2005-A2, Class A1, VAR, 2.523%, 02/25/35	5,830
5,205	Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.452%, 06/25/37	5,124
	Morgan Stanley Mortgage Loan Trust,
6,692	Series 2004-3, Class 4A, VAR, 5.677%, 04/25/34	6,998
1,905	Series 2004-9, Class 4A, VAR, 5.451%, 10/25/19	1,949
2,087	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.513%, 02/25/35	2,024
1,531	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, VAR, 0.639%, 12/15/30	1,504
1,154	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,182
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
610	Series 2003-A1, Class A1, 5.500%, 05/25/33	621

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
289	Series 2003-A1, Class A2, 6.000%, 05/25/33	303
141	Series 2003-A1, Class A5, 7.000%, 04/25/33	148
12	Series 2003-A1, Class A7, 5.000%, 04/25/18	12
2,584	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,607
	PaineWebber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
13	Series P, Class 4, 8.500%, 08/01/19	15
3,068	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	3,367
1,521	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.746%, 05/25/35	1,554
	RALI Trust,
829	Series 2001-QS19, Class A2, 6.000%, 12/25/16	843
387	Series 2002-QS16, Class A3, IF, 16.219%, 10/25/17	409
1,583	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,618
3,137	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,239
1,710	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,758
380	Series 2003-QS1, Class A6, 4.250%, 01/25/33	384
1,206	Series 2003-QS12, Class A2A, IF, IO, 7.407%, 06/25/18	137
367	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	29
8,886	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,404
2,894	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,954
8,537	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,790
944	Series 2003-QS18, Class A1, 5.000%, 09/25/18	971
9,246	Series 2003-QS19, Class A1, 5.750%, 10/25/33	9,871
834	Series 2003-QS3, Class A2, IF, 16.075%, 02/25/18	917
629	Series 2003-QS3, Class A8, IF, IO, 7.407%, 02/25/18	37
2,249	Series 2003-QS9, Class A3, IF, IO, 7.357%, 05/25/18	280
12,496	Series 2004-QS7, Class A4, 5.500%, 05/25/34	12,696
2,778	Series 2005-QA6, Class A32, VAR, 3.731%, 05/25/35	1,952
416	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	355
	RBSSP Resecuritization Trust,
6,330	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	6,871
2,386	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	2,525
1,961	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,007
4,316	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	4,465
13,671	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	14,625
6,059	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	6,392
17,893	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	18,402
1,550	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,570
14,084	Series 2012-3, Class 3A1, VAR, 0.343%, 09/26/36 (e) (i)	13,316
215	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	174
	Residential Asset Securitization Trust,
741	Series 2003-A13, Class A3, 5.500%, 01/25/34	763
72	Series 2003-A14, Class A1, 4.750%, 02/25/19	74
1,473	Series 2003-A8, Class A5, 4.250%, 10/25/18	1,510
17,503	Series 2005-A2, Class A4, IF, IO, 4.857%, 03/25/35	3,206
1,900	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,793
	RFMSI Trust,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,689
247	Series 2003-S14, Class A4, PO, 07/25/18	236

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
705	Series 2003-S16, Class A3, 5.000%, 09/25/18	725
1,230	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,257
27	Series 2004-S5, Class 1A9, 5.500%, 05/25/22	27
450	Series 2004-S6, Class 2A6, PO, 06/25/34	388
718	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	738
1,668	Series 2005-SA4, Class 1A1, VAR, 3.112%, 09/25/35	1,392
49	RFSC Trust, Series 2003-RM2, Class AP- 3, PO, 05/25/33	39
15,796	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	16,719
	Salomon Brothers Mortgage Securities VII, Inc.,
5,303	Series 2003-HYB1, Class A, VAR, 3.096%, 09/25/33	5,393
130	Series 2003-UP2, Class PO1, PO, 12/25/18	117
	Sequoia Mortgage Trust,
2,715	Series 2004-8, Class A1, VAR, 0.548%, 09/20/34	2,680
4,148	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	4,096
1,266	Series 2004-10, Class A1A, VAR, 0.508%, 11/20/34	1,261
4,218	Series 2004-11, Class A1, VAR, 0.498%, 12/20/34	4,098
4,923	Series 2004-12, Class A3, VAR, 0.829%, 01/20/35	4,181
	Springleaf Mortgage Loan Trust,
13,380	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	13,828
14,225	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	14,930
7,470	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	7,619
18,150	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	19,191
28,944	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	29,960
16,750	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	17,231
35,573	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	35,746
9,652	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	9,793
5,656	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,766
4,807	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,998
2,138	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	2,223
24,601	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	24,645
10,866	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	10,885
7,920	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,944
6,662	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,682
4,145	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.897%, 06/25/34	4,211
	Structured Asset Mortgage Investments II Trust,
3,407	Series 2004-AR5, Class 1A1, VAR, 0.858%, 10/19/34	3,425
15,187	Series 2005-AR5, Class A3, VAR, 0.448%, 07/19/35	15,125
	Structured Asset Securities Corp.,
5,107	Series 2003-37A, Class 2A, VAR, 4.708%, 12/25/33	5,161
4,778	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,056
1,606	Series 2005-RF3, Class 1A, VAR, 0.543%, 06/25/35 (e)	1,294
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
574	Series 2002-17, Class B1, VAR, 6.076%, 09/25/32	572
86	Series 2002-10H, Class 1AP, PO, 05/25/32	73
293	Series 2003-8, Class 1A2, 5.000%, 04/25/18	299
2,229	Series 2003-16, Class A3, VAR, 0.693%, 06/25/33	2,168
2,046	Series 2003-29, Class 1A1, 4.750%, 09/25/18	2,096

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
739	Series 2003-30, Class 1A1, 5.500%, 10/25/33	766
584	Series 2003-32, Class 1A1, VAR, 5.488%, 11/25/33	622
5,535	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	5,590
1,705	Series 2003-34A, Class 3A3, VAR, 2.584%, 11/25/33	1,725
11,675	Series 2004-5H, Class A4, 5.540%, 12/25/33	12,068
1,561	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,582
	Thornburg Mortgage Securities Trust,
2,700	Series 2003-4, Class A1, VAR, 0.833%, 09/25/43	2,622
1,071	Series 2004-4, Class 3A, VAR, 2.247%, 12/25/44	1,078
	Vericrest Opportunity Loan Transferee,
16,097	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	16,128
1,982	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e) (i)	2,030
31,263	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	31,470
19,375	Vericrest Opportunity Loan Trust, Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e) (i)	19,375
	WaMu Mortgage Pass-Through Certificates,
8,472	Series 2003-AR11, Class A6, VAR, 2.465%, 10/25/33	8,673
3,000	Series 2003-AR7, Class A7, VAR, 2.320%, 08/25/33	3,040
15,400	Series 2003-AR9, Class 1A6, VAR, 2.429%, 09/25/33	15,774
3,214	Series 2003-AR9, Class 2A, VAR, 2.462%, 09/25/33	3,287
2,796	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,898
344	Series 2003-S10, Class A2, 5.000%, 10/25/18	355
870	Series 2003-S13, Class 23A1, VAR, 0.743%, 12/25/18	847
869	Series 2003-S4, Class 2A10, IF, 16.931%, 06/25/33	1,057
12	Series 2003-S8, Class A4, 4.500%, 09/25/18	12
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,996
616	Series 2003-S8, Class A6, 4.500%, 09/25/18	624
12,135	Series 2003-S9, Class A8, 5.250%, 10/25/33	12,716
269	Series 2003-S9, Class P, PO, 10/25/33	246
4,008	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	4,079
5,151	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	5,242
1,870	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,925
2,048	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	2,130
1,573	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,570
245	Series 2004-S1, Class 1A3, VAR, 0.593%, 03/25/34	242
10,382	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	10,804
3,068	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	3,158
384	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	239
1,691	Series 2006-AR8, Class 1A2, VAR, 2.674%, 08/25/46	1,489
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
4,344	Series 2005-1, Class 1A1, 5.500%, 03/25/35	4,402
329	Series 2005-1, Class CP, PO, 03/25/35	208
19,477	Series 2005-2, Class 1A4, IF, IO, 4.857%, 04/25/35	3,474
4,847	Series 2005-2, Class 2A3, IF, IO, 4.807%, 04/25/35	789
6,617	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,420
6,582	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,682
1,521	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,444
617	Series 2006-1, Class 3A2, 5.750%, 02/25/36	540

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Washington Mutual MSC Mortgage Pass-Through Certificates,
344	Series 2003-MS5, Class 1A4, VAR, 0.693%, 03/25/18	338
44	Series 2003-MS7, Class P, PO, 03/25/33	38
	Wells Fargo Alternative Loan Trust,
277	Series 2003-1, Class APO, PO, 09/25/33	254
864	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	804
12,112	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	12,263
	Wells Fargo Mortgage-Backed Securities Trust,
30	Series 2003-J, Class 2A5, VAR, 4.422%, 10/25/33	30
6,480	Series 2003-K, Class 1A1, VAR, 4.468%, 11/25/33	6,622
248	Series 2003-K, Class 1A2, VAR, 4.468%, 11/25/33	256
1,080	Series 2003-L, Class 2A1, VAR, 4.518%, 11/25/33	1,072
1,396	Series 2004-4, Class A9, 5.500%, 05/25/34	1,449
1,972	Series 2004-B, Class A1, VAR, 4.947%, 02/25/34	2,009
1,058	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	1,070
5,511	Series 2004-EE, Class 2A1, VAR, 2.624%, 12/25/34	5,708
3,749	Series 2004-EE, Class 2A2, VAR, 2.624%, 12/25/34	3,882
5,485	Series 2004-EE, Class 3A1, VAR, 2.960%, 12/25/34	5,595
1,791	Series 2004-EE, Class 3A2, VAR, 2.960%, 12/25/34	1,834
7,758	Series 2004-I, Class 1A1, VAR, 2.776%, 07/25/34	7,931
23,291	Series 2004-P, Class 2A1, VAR, 2.617%, 09/25/34	23,930
3,881	Series 2004-V, Class 1A1, VAR, 2.654%, 10/25/34	4,036
4,979	Series 2004-V, Class 1A2, VAR, 2.654%, 10/25/34	5,135
2,837	Series 2005-1, Class 2A1, 5.000%, 01/25/20	2,933
1,769	Series 2005-13, Class A1, 5.000%, 11/25/20	1,816
2,533	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,729
700	Series 2005-14, Class 2APO, PO, 12/25/35	525
5,109	Series 2005-AR8, Class 2A1, VAR, 2.726%, 06/25/35	5,254
1,280	Series 2007-7, Class A7, 6.000%, 06/25/37	1,288
7,773	Series 2007-9, Class 1A8, 5.500%, 07/25/37	8,092
6,844	Series 2007-11, Class A14, 6.000%, 08/25/37	6,906

		2,417,827

	Total Collateralized Mortgage Obligations (Cost $7,574,522)	7,919,939

Commercial Mortgage-Backed Securities — 4.7%
	A10 Securitization LLC,
19,086	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	19,307
12,263	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	12,181
7,835	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,713
	Banc of America Commercial Mortgage Trust,
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,134
17,655	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	19,752
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,750
9,400	Series 2006-5, Class A4, 5.414%, 09/10/47	10,458
244,977	Series 2006-5, Class XC, IO, VAR, 0.283%, 09/10/47 (e)	4,159
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.231%, 11/10/42	5,288
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,328
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	11,235

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,709
564,093	Series 2005-5, Class XC, IO, VAR, 0.091%, 10/10/45 (e)	1,624
4,586	Series 2005-6, Class ASB, VAR, 5.186%, 09/10/47	4,657
9,500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.609%, 06/24/50 (e)	10,629
	BB-UBS Trust,
13,900	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	13,605
28,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	28,035
	Bear Stearns Commercial Mortgage Securities Trust,
7,601	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	7,848
1,469	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,498
8,560	Series 2006-PW11, Class A4, VAR, 5.447%, 03/11/39	9,414
247,153	Series 2006-PW14, Class X1, IO, VAR, 0.207%, 12/11/38 (e)	3,402
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	3,031
672,571	Series 2007-T26, Class X1, IO, VAR, 0.062%, 01/12/45 (e)	3,920
	CD Commercial Mortgage Trust,
6,000	Series 2005-CD1, Class AJ, VAR, 5.218%, 07/15/44	6,423
250,877	Series 2007-CD4, Class XC, IO, VAR, 0.157%, 12/11/49 (e)	1,929
145,537	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.112%, 10/15/48 (e)	2,244
7,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,605
	COBALT CMBS Commercial Mortgage Trust,
6,005	Series 2006-C1, Class A4, 5.223%, 08/15/48	6,622
5,600	Series 2006-C1, Class AM, 5.254%, 08/15/48	6,033
228,842	Series 2006-C1, Class IO, IO, VAR, 0.752%, 08/15/48	4,574
	COMM Mortgage Trust,
6,300	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,703
10,000	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	10,338
33,663	Series 2012-CR2, Class XA, IO, VAR, 1.960%, 08/15/45	4,153
6,858	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,644
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,821
	Commercial Mortgage Pass-Through Certificates,
7,150	Series 2006-C2, Class A3, VAR, 5.674%, 03/15/39	7,885
242,399	Series 2007-C2, Class AX, IO, VAR, 0.071%, 01/15/49 (e)	1,039
5,669	Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	5,744
	Commercial Mortgage Trust,
3,500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,659
3,000	Series 2006-GG7, Class AM, VAR, 5.860%, 07/10/38	3,331
1,700	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,801
	DBRR Trust,
5,603	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	5,616
21,990	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	21,999
43,922	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.427%, 07/10/44 (e)	2,887
14,089	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	14,089
21,220	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	22,082
	Federal National Mortgage Association - ACES,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	23,824
8,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	8,811
6,815	Series 2010-M7, Class A2, 3.655%, 11/25/20	7,265

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
10,000	Series 2011-M1, Class A3, 3.763%, 06/25/21	10,609
8,664	Series 2011-M2, Class A2, 3.645%, 07/25/21	9,331
58,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	62,055
32,200	Series 2011-M4, Class A2, 3.726%, 06/25/21	34,548
6,845	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,948
7,576	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	7,632
7,200	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	7,219
33,681	Series 2012-M11, Class FA, VAR, 0.703%, 08/25/19	33,760
13,148	Series 2013-M7, Class A2, 2.280%, 12/27/22	12,643
20,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	20,672
	GE Capital Commercial Mortgage Corp.,
11,500	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	12,019
10,800	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	11,167
14,000	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,046
13,975	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	14,170
11,100	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,463
	GS Mortgage Securities Corp. Trust,
75,518	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	5,513
4,889	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,960
	GS Mortgage Securities Trust,
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	8,026
149,669	Series 2006-GG8, Class X, IO, VAR, 0.594%, 11/10/39 (e)	2,564
5,500	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	6,140
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,106	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,255
5,884	Series 2004-CB9, Class A4, VAR, 5.570%, 06/12/41	6,128
5,150	Series 2005-CB11, Class AJ, VAR, 5.363%, 08/12/37	5,483
601,661	Series 2005-CB11, Class X1, IO, VAR, 0.125%, 08/12/37 (e)	1,407
604,895	Series 2005-LDP5, Class X1, IO, VAR, 0.127%, 12/15/44 (e)	1,406
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,218
414,235	Series 2006-CB15, Class X1, IO, VAR, 0.103%, 06/12/43	2,796
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,457
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,787
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.354%, 05/15/47	5,984
4,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	4,103
1,500	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,701
404,870	Series 2007-LD12, Class X, IO, VAR, 0.082%, 02/15/51	1,234
96,776	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.622%, 05/25/39 (e)	2,525
9,951	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,864
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	11,769
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,457
1,470	Series 2006-C4, Class A4, VAR, 5.865%, 06/15/38	1,646
4,750	Series 2007-C1, Class AM, 5.455%, 02/15/40	5,278
7,400	Series 2007-C2, Class A3, 5.430%, 02/15/40	8,235

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
180,146	Series 2007-C2, Class XW, IO, VAR, 0.499%, 02/15/40	3,040
	Merrill Lynch Mortgage Trust,
2,437	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,650
3,325	Series 2005-LC1, Class AJ, VAR, 5.365%, 01/12/44	3,609
2,268	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,265
2,200	Series 2006-C1, Class A4, VAR, 5.683%, 05/12/39	2,451
	ML-CFC Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.478%, 02/12/39	5,450
406,901	Series 2006-4, Class XC, IO, VAR, 0.182%, 12/12/49 (e)	5,028
6,190	Series 2007-9, Class A4, 5.700%, 09/12/49	7,050
	Morgan Stanley Capital I Trust,
3,625	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,740
216,438	Series 2006-IQ12, Class X1, IO, VAR, 0.152%, 12/15/43 (e)	2,951
406,098	Series 2007-HQ11, Class X, IO, VAR, 0.226%, 02/12/44 (e)	2,253
107,071	Series 2007-HQ13, Class X1, IO, VAR, 0.395%, 12/15/44 (e)	1,593
330,265	Series 2007-IQ13, Class X, IO, VAR, 0.421%, 03/15/44 (e)	4,380
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,663
8,000	Series 2012-C4, Class A3, 2.991%, 03/15/45	8,265
	Morgan Stanley Re-REMIC Trust,
9,483	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	9,542
14,000	Series 2009-IO, Class B, PO, 07/17/56 (e)	13,580
902	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	901
25,343	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	26,029
14,259	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	14,389
23,281	Series 2012-IO, Class AXA, 1.000%, 03/27/51	23,012
59,519	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	60,263
10,650	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,866
893	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	898
68,816	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	71,957
20,823	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	20,807
4,962	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,811
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	6,226
17,322	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	17,293
23,072	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.536%, 08/15/39	24,100
19,747	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.352%, 05/10/45 (e)	2,893
17,314	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	17,516
	UBS-Barclays Commercial Mortgage Trust,
10,400	Series 2012-C2, Class A4, 3.525%, 05/10/63	10,754
75,615	Series 2012-C2, Class XA, IO, VAR, 1.813%, 05/10/63 (e)	7,648
2,628	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,636
12,431	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	12,183
	Wachovia Bank Commercial Mortgage Trust,
10,613	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	10,949
8,000	Series 2005-C22, Class A4, VAR, 5.290%, 12/15/44	8,713
945,154	Series 2006-C24, Class XC, IO, VAR, 0.103%, 03/15/45 (e)	3,565
5,957	Wachovia Commercial Mortgage Securities, Inc., Pass-Through Certificates, Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	6,022
15,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	14,889

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
33,844	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	33,865
	WFRBS Commercial Mortgage Trust,
10,265	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	11,322
2,608	Series 2012-C6, Class A1, 1.081%, 04/15/45	2,622
10,400	Series 2012-C6, Class A4, 3.440%, 04/15/45	10,791

	Total Commercial Mortgage-Backed Securities (Cost $1,273,076)	1,306,446

Corporate Bonds — 17.9%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,778
3,335	4.250%, 03/01/21	3,595
7,000	5.250%, 12/01/41	7,511

		15,884

	Automobiles — 0.1%
	Daimler Finance North America LLC,
11,520	1.650%, 04/10/15 (e)	11,659
4,190	1.875%, 01/11/18 (e)	4,172
5,248	2.625%, 09/15/16 (e)	5,435
9,800	2.950%, 01/11/17 (e)	10,213
1,500	8.500%, 01/18/31	2,264
7,043	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	7,009
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,006

		42,758

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,275

	Media — 1.0%
	CBS Corp.,
1,500	4.300%, 02/15/21	1,611
750	5.500%, 05/15/33	788
1,426	5.750%, 04/15/20	1,651
650	5.900%, 10/15/40	711
1,250	7.875%, 09/01/23	1,611
6,025	7.875%, 07/30/30	7,959
1,750	8.875%, 05/15/19	2,310
5,250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	7,794
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,206
1,000	8.875%, 05/01/17	1,278
1,800	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,541
	Comcast Corp.,
11,691	4.250%, 01/15/33	11,669
1,300	5.900%, 03/15/16	1,475
3,000	6.450%, 03/15/37	3,775
1,000	6.500%, 01/15/17	1,180
13,000	6.500%, 11/15/35	16,447
	COX Communications, Inc.,
3,375	3.250%, 12/15/22 (e)	3,318
832	5.450%, 12/15/14	892
1,300	8.375%, 03/01/39 (e)	1,888
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,356
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,000	3.800%, 03/15/22	6,085
5,600	4.600%, 02/15/21	6,039
4,322	5.000%, 03/01/21	4,780
12,465	6.000%, 08/15/40	13,312
3,190	6.375%, 03/01/41	3,558
	Discovery Communications LLC,
6,674	4.375%, 06/15/21	7,235
2,530	4.950%, 05/15/42	2,544
610	5.050%, 06/01/20	695

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,792
	NBCUniversal Media LLC,
4,000	4.375%, 04/01/21	4,464
2,780	5.150%, 04/30/20	3,283
5,102	5.950%, 04/01/41	6,145
3,605	6.400%, 04/30/40	4,545
	News America, Inc.,
2,500	6.200%, 12/15/34	2,891
3,000	6.650%, 11/15/37	3,634
1,500	6.900%, 08/15/39	1,869
1,965	7.250%, 05/18/18	2,448
4,400	7.300%, 04/30/28	5,391
3,000	7.625%, 11/30/28	3,834
1,100	8.000%, 10/17/16	1,336
1,050	8.875%, 04/26/23	1,417
1,700	9.500%, 07/15/24	2,373
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,757
426	8.750%, 08/01/15	497
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	9,630
3,028	4.500%, 05/23/43	2,841
2,150	4.700%, 10/15/19	2,435
1,125	5.950%, 07/15/13	1,132
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	3,792
1,700	5.850%, 05/01/17	1,957
4,600	5.875%, 11/15/40	4,887
2,595	6.550%, 05/01/37	2,984
4,550	6.750%, 07/01/18	5,513
2,000	6.750%, 06/15/39	2,330
2,450	7.300%, 07/01/38	3,033
1,590	8.250%, 02/14/14	1,671
2,150	8.250%, 04/01/19	2,769
1,785	8.750%, 02/14/19	2,342
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,694
6,500	8.375%, 07/15/33	8,821
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,331
1,754	5.375%, 10/15/41	1,863
3,125	6.200%, 03/15/40	3,607
1,644	6.250%, 03/29/41	1,925
2,495	6.500%, 11/15/36	2,956
3,825	7.625%, 04/15/31	5,176
1,255	7.700%, 05/01/32	1,701
	Viacom, Inc.,
1,672	1.250%, 02/27/15	1,681
2,175	3.125%, 06/15/22	2,136
668	3.250%, 03/15/23	654
5,627	3.875%, 12/15/21	5,883
6,961	4.375%, 03/15/43 (e)	6,286
600	4.500%, 03/01/21	657
2,022	4.500%, 02/27/42	1,867
2,808	Walt Disney Co. (The), 0.450%, 12/01/15	2,802

		273,740

	Multiline Retail — 0.1%
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	2,897
1,000	6.250%, 12/15/17	1,167
	Macy’s Retail Holdings, Inc.,
4,083	2.875%, 02/15/23	3,904
978	5.125%, 01/15/42	997

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multiline Retail — Continued
1,300	7.450%, 07/15/17	1,579
3,856	Nordstrom, Inc., 4.000%, 10/15/21	4,190
	Target Corp.,
2,100	6.000%, 01/15/18	2,513
636	7.000%, 01/15/38	869

		18,116

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	4,398
	Home Depot, Inc. (The),
750	4.400%, 04/01/21	850
4,600	5.400%, 03/01/16	5,168
	Lowe’s Cos., Inc.,
4,350	4.650%, 04/15/42	4,472
2,305	5.125%, 11/15/41	2,513
3,500	7.110%, 05/15/37	4,604

		22,005

	Total Consumer Discretionary	375,778

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,169
1,100	5.750%, 04/01/36	1,305
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,657
7,050	7.750%, 01/15/19	9,137
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,589
1,550	4.875%, 03/15/19	1,796
	Diageo Capital plc, (United Kingdom),
3,929	1.500%, 05/11/17	3,945
2,780	4.828%, 07/15/20	3,205
2,150	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,380
5,000	Diageo Investment Corp., 8.000%, 09/15/22	6,884
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,292
2,900	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,863
	PepsiCo, Inc.,
935	0.800%, 08/25/14	939
11,385	1.250%, 08/13/17	11,331
2,503	3.000%, 08/25/21	2,560
231	7.900%, 11/01/18	302
2,863	VAR, 0.483%, 02/26/16	2,868
	SABMiller Holdings, Inc.,
3,784	1.850%, 01/15/15 (e)	3,845
4,660	3.750%, 01/15/22 (e)	4,898
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	1,919
4,600	5.700%, 01/15/14 (e)	4,743
850	6.500%, 07/01/16 (e)	981

		76,608

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	7,999
2,000	6.125%, 09/15/39	2,464
7,002	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	8,150
	Kroger Co. (The),
3,867	2.200%, 01/15/17	3,939
13,900	5.000%, 04/15/42	14,297
924	5.400%, 07/15/40	978
2,000	6.150%, 01/15/20	2,393
600	6.400%, 08/15/17	705
2,225	7.500%, 01/15/14	2,317
12,320	7.500%, 04/01/31	15,495
8,438	Walgreen Co., 3.100%, 09/15/22	8,330

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Wal-Mart Stores, Inc.,
1,200	5.250%, 09/01/35	1,367
1,050	6.200%, 04/15/38	1,341
700	7.550%, 02/15/30	988

		70,763

	Food Products — 0.3%
2,200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,613
7,760	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	9,932
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	676
	Cargill, Inc.,
7,750	3.300%, 03/01/22 (e)	7,859
2,724	4.307%, 05/14/21 (e)	2,964
1,550	6.000%, 11/27/17 (e)	1,837
2,850	7.350%, 03/06/19 (e)	3,606
	ConAgra Foods, Inc.,
2,277	1.300%, 01/25/16	2,291
2,307	2.100%, 03/15/18	2,320
	Kellogg Co.,
2,540	1.750%, 05/17/17	2,566
4,239	3.125%, 05/17/22	4,277
2,270	3.250%, 05/21/18	2,421
	Kraft Foods Group, Inc.,
5,701	3.500%, 06/06/22	5,861
4,897	5.000%, 06/04/42	5,133
3,083	5.375%, 02/10/20	3,590
5,143	6.125%, 08/23/18	6,150
3,000	6.500%, 02/09/40	3,787
10,166	6.875%, 01/26/39	13,341
	Mondelez International, Inc.,
2,805	5.375%, 02/10/20	3,253
1,107	6.125%, 02/01/18	1,303
9,705	6.500%, 08/11/17	11,507

		97,287

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,360	2.400%, 03/01/22	1,333
500	7.500%, 11/01/18	650
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,213

		3,196

	Personal Products — 0.0% (g)
1,963	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	2,574

	Total Consumer Staples	250,428

	Energy — 1.4%
	Energy Equipment & Services — 0.2%
1,711	Cameron International Corp., 1.600%, 04/30/15	1,727
	Halliburton Co.,
750	6.150%, 09/15/19	929
5,050	7.450%, 09/15/39	7,267
2,500	7.600%, 08/15/96 (e)	3,628
3,375	Nabors Industries, Inc., 9.250%, 01/15/19	4,266
1,573	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,560
	Noble Holding International Ltd., (Cayman Islands),
871	3.950%, 03/15/22	885
621	5.250%, 03/15/42	605
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,417
	Transocean, Inc., (Cayman Islands),
2,778	3.800%, 10/15/22	2,733
1,888	6.375%, 12/15/21	2,203
6,750	6.500%, 11/15/20	7,836
1,487	7.350%, 12/15/41	1,835
500	7.500%, 04/15/31	604

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
	Weatherford International Ltd., (Bermuda),
2,411	4.500%, 04/15/22	2,480
941	5.950%, 04/15/42	968
1,100	6.500%, 08/01/36	1,185
2,665	9.875%, 03/01/39	3,833

		47,961

	Oil, Gas & Consumable Fuels — 1.2%
2,655	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,292
2,000	Anadarko Finance Co., (Canada), 7.500%, 05/01/31	2,637
1,650	Anadarko Holding Co., 7.150%, 05/15/28	1,987
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	425
8,500	7.625%, 03/15/14	8,960
3,597	8.700%, 03/15/19	4,763
3,270	ANR Pipeline Co., 9.625%, 11/01/21	4,811
	Apache Corp.,
5,155	2.625%, 01/15/23	4,932
1,314	3.250%, 04/15/22	1,333
4,027	4.750%, 04/15/43	4,018
2,500	6.900%, 09/15/18	3,108
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,692
	BP Capital Markets plc, (United Kingdom),
2,216	1.375%, 11/06/17	2,190
6,680	1.846%, 05/05/17	6,766
2,541	2.750%, 05/10/23	2,421
2,535	3.245%, 05/06/22	2,553
5,500	3.875%, 03/10/15	5,800
6,200	4.742%, 03/11/21	6,984
9,100	5.250%, 11/07/13	9,289
2,000	Burlington Resources, Inc., 8.200%, 03/15/25	2,778
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	470
4,630	6.250%, 03/15/38	5,466
1,450	6.450%, 06/30/33	1,713
2,000	6.750%, 02/01/39	2,491
400	7.200%, 01/15/32	509
	Cenovus Energy, Inc., (Canada),
1,783	3.000%, 08/15/22	1,754
4,135	4.450%, 09/15/42	3,956
3,400	6.750%, 11/15/39	4,330
5,100	Chevron Corp., 4.950%, 03/03/19	5,974
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,441
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,742
2,000	5.750%, 02/01/19	2,402
1,450	6.000%, 01/15/20	1,775
1,450	6.500%, 02/01/39	1,898
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,407
	Devon Energy Corp.,
1,500	1.875%, 05/15/17	1,504
5,776	3.250%, 05/15/22	5,767
3,130	4.750%, 05/15/42	3,046
1,930	6.300%, 01/15/19	2,287
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,830
1,145	6.500%, 08/15/34	1,332
5,400	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,441
	EOG Resources, Inc.,
2,413	2.625%, 03/15/23	2,325
5,300	4.100%, 02/01/21	5,868

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,800	6.875%, 10/01/18	2,247
1,680	Hess Corp., 7.875%, 10/01/29	2,196
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,376
	Kerr-McGee Corp.,
1,230	6.950%, 07/01/24	1,516
10,090	7.875%, 09/15/31	13,017
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,303
2,800	6.000%, 10/01/17	3,273
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,462
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,216
5,551	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	5,349
	Petrobras International Finance Co. - Pifco, (Cayman Islands),
7,202	5.375%, 01/27/21	7,615
1,100	6.750%, 01/27/41	1,165
2,000	7.875%, 03/15/19	2,415
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	3,022
3,200	6.800%, 05/15/38	4,014
	Phillips 66,
2,340	2.950%, 05/01/17	2,449
1,317	4.300%, 04/01/22	1,420
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,299
	Shell International Finance B.V., (Netherlands),
4,885	1.125%, 08/21/17	4,861
994	3.100%, 06/28/15	1,047
2,330	4.000%, 03/21/14	2,397
3,000	4.300%, 09/22/19	3,426
8,580	4.375%, 03/25/20	9,776
6,000	6.375%, 12/15/38	8,004
	Spectra Energy Capital LLC,
4,521	3.300%, 03/15/23	4,406
2,900	5.500%, 03/01/14	2,999
350	5.668%, 08/15/14	369
2,490	7.500%, 09/15/38	3,358
4,990	8.000%, 10/01/19	6,468
	Statoil ASA, (Norway),
2,138	1.200%, 01/17/18	2,116
2,710	2.450%, 01/17/23	2,586
6,428	2.650%, 01/15/24	6,140
2,950	3.125%, 08/17/17	3,157
2,301	3.150%, 01/23/22	2,371
1,866	4.250%, 11/23/41	1,880
3,700	5.250%, 04/15/19	4,388
	Suncor Energy, Inc., (Canada),
2,400	5.950%, 12/01/34	2,731
1,900	6.100%, 06/01/18	2,260
900	6.850%, 06/01/39	1,142
	Talisman Energy, Inc., (Canada),
8,330	5.500%, 05/15/42	8,545
1,660	5.850%, 02/01/37	1,777
1,590	6.250%, 02/01/38	1,795
5,355	7.750%, 06/01/19	6,678
	Tosco Corp.,
3,800	7.800%, 01/01/27	5,315
3,500	8.125%, 02/15/30	5,049
1,682	Total Capital Canada Ltd., (Canada), VAR, 0.657%, 01/15/16	1,690
	Total Capital International S.A., (France),
2,483	0.750%, 01/25/16	2,481
2,112	1.500%, 02/17/17	2,122

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
5,625	1.550%, 06/28/17	5,641
1,400	2.875%, 02/17/22	1,402
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,384
2,218	4.125%, 01/28/21	2,451
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,517
1,500	6.200%, 10/15/37	1,843
1,900	6.500%, 08/15/18	2,334
2,650	7.125%, 01/15/19	3,325
2,100	7.250%, 08/15/38	2,861
2,800	XTO Energy, Inc., 5.750%, 12/15/13	2,879

		354,792

	Total Energy	402,753

	Financials — 8.6%
	Capital Markets — 1.6%
	Bank of New York Mellon Corp. (The),
2,857	1.200%, 02/20/15	2,886
9,791	2.400%, 01/17/17	10,146
8,000	2.950%, 06/18/15	8,363
2,500	3.100%, 01/15/15	2,606
3,444	3.550%, 09/23/21	3,651
3,750	4.600%, 01/15/20	4,247
1,000	5.125%, 08/27/13	1,011
	BlackRock, Inc.,
8,700	3.375%, 06/01/22	8,997
3,245	3.500%, 12/10/14	3,390
9,294	Series 2, 5.000%, 12/10/19	10,886
14,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	16,329
3,000	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	3,393
1,600	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,611
4,995	Credit Suisse, (Switzerland), 5.500%, 05/01/14	5,221
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,279
3,353	5.125%, 08/15/15	3,668
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	8,227
3,520	3.875%, 08/18/14	3,655
3,300	6.000%, 09/01/17	3,870
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,998
	Goldman Sachs Group, Inc. (The),
6,668	1.600%, 11/23/15	6,742
3,755	3.300%, 05/03/15	3,905
6,465	3.625%, 02/07/16	6,838
2,550	3.625%, 01/22/23	2,514
4,020	3.700%, 08/01/15	4,232
2,694	4.750%, 07/15/13	2,706
12,876	5.150%, 01/15/14	13,233
6,727	5.250%, 07/27/21	7,494
9,757	5.375%, 03/15/20	11,091
5,300	5.750%, 01/24/22	6,067
12,900	5.950%, 01/18/18	14,875
14,670	6.000%, 06/15/20	17,176
2,200	6.150%, 04/01/18	2,558
7,470	6.250%, 09/01/17	8,676
1,600	6.750%, 10/01/37	1,745
32,760	7.500%, 02/15/19	40,604
	Jefferies Group LLC,
3,075	3.875%, 11/09/15	3,229
2,750	5.125%, 04/13/18	3,006
5,600	6.450%, 06/08/27	6,216
4,060	6.500%, 01/20/43	4,331

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
9,250	8.500%, 07/15/19	11,701
	Macquarie Group Ltd., (Australia),
4,600	6.000%, 01/14/20 (e)	5,023
10,015	6.250%, 01/14/21 (e)	11,079
6,992	7.300%, 08/01/14 (e)	7,439
745	7.625%, 08/13/19 (e)	896
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	741
3,723	5.450%, 07/15/14	3,897
21,186	6.400%, 08/28/17	24,634
6,348	6.875%, 04/25/18	7,562
	Morgan Stanley,
1,643	1.750%, 02/25/16	1,646
6,626	4.000%, 07/24/15	6,973
4,263	4.200%, 11/20/14	4,441
5,200	5.450%, 01/09/17	5,774
7,503	5.500%, 07/24/20	8,468
3,600	5.500%, 07/28/21	4,060
14,220	5.625%, 09/23/19	16,107
3,245	5.750%, 01/25/21	3,698
1,070	5.950%, 12/28/17	1,228
5,800	6.000%, 05/13/14	6,075
3,294	6.000%, 04/28/15	3,573
4,425	6.625%, 04/01/18	5,208
8,400	7.300%, 05/13/19	10,292
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,848
2,828	5.000%, 03/04/15	3,017
2,910	6.700%, 03/04/20	3,434
887	Northern Trust Corp., 5.500%, 08/15/13	896
	State Street Corp.,
3,112	3.100%, 05/15/23	3,026
1,250	4.300%, 05/30/14	1,298
	UBS AG, (Switzerland),
1,701	2.250%, 08/12/13	1,706
7,583	3.875%, 01/15/15	7,962
976	4.875%, 08/04/20	1,107
1,833	5.750%, 04/25/18	2,159
596	5.875%, 12/20/17	699

		458,339

	Commercial Banks — 2.9%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,765
2,930	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	3,064
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	10,421
6,200	3.250%, 03/01/16 (e)	6,584
2,867	4.875%, 01/12/21 (e)	3,281
7,420	Bank of America N.A., 5.300%, 03/15/17	8,230
	Bank of Montreal, (Canada),
7,402	1.300%, 10/31/14 (e)	7,492
13,717	1.400%, 09/11/17	13,623
8,510	2.550%, 11/06/22	8,191
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,406
8,400	2.550%, 01/12/17	8,718
7,071	3.400%, 01/22/15	7,385
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
9,498	2.350%, 02/23/17 (e)	9,759
4,367	3.850%, 01/22/15 (e)	4,577
	Barclays Bank plc, (United Kingdom),
2,667	2.250%, 05/10/17 (e)	2,773

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
8,375	2.500%, 09/21/15 (e)	8,698
11,558	2.750%, 02/23/15	11,913
1,100	5.000%, 09/22/16	1,231
9,300	5.200%, 07/10/14	9,755
3,700	6.050%, 12/04/17 (e)	4,144
	BB&T Corp.,
3,718	1.600%, 08/15/17	3,723
4,855	3.375%, 09/25/13	4,900
6,250	3.950%, 04/29/16	6,759
2,750	4.900%, 06/30/17	3,057
7,358	5.700%, 04/30/14	7,703
1,650	6.850%, 04/30/19	2,070
4,650	Branch Banking & Trust Co., 5.625%, 09/15/16	5,287
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (i)	1,507
	Canadian Imperial Bank of Commerce, (Canada),
2,483	0.900%, 10/01/15	2,489
37,250	2.600%, 07/02/15 (e)	38,807
1,250	Comerica Bank, 5.200%, 08/22/17	1,423
1,960	Comerica, Inc., 3.000%, 09/16/15	2,055
8,100	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	8,426
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,340	2.125%, 10/13/15	2,410
12,700	3.200%, 03/11/15 (e)	13,224
2,501	3.375%, 01/19/17	2,660
5,921	3.875%, 02/08/22	6,149
6,900	4.500%, 01/11/21	7,584
3,500	5.800%, 09/30/10 (e)	3,858
14,418	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	14,881
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,612
	HSBC Bank plc, (United Kingdom),
16,761	1.625%, 07/07/14 (e)	16,970
9,146	3.100%, 05/24/16 (e)	9,670
4,624	3.500%, 06/28/15 (e)	4,871
5,961	4.125%, 08/12/20 (e)	6,488
10,000	4.750%, 01/19/21 (e)	11,279
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,029
	HSBC Holdings plc, (United Kingdom),
9,802	4.000%, 03/30/22	10,392
7,200	4.875%, 01/14/22	8,066
4,669	5.100%, 04/05/21	5,321
7,200	6.100%, 01/14/42	8,930
	ING Bank N.V., (Netherlands),
5,000	1.375%, 03/07/16 (e)	4,979
2,481	2.000%, 09/25/15 (e)	2,518
11,028	3.750%, 03/07/17 (e)	11,716
26,349	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	28,930
4,500	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	5,415
	National Australia Bank Ltd., (Australia),
20,000	2.000%, 06/20/17 (e)	20,554
7,800	2.750%, 09/28/15 (e)	8,146
7,000	3.000%, 07/27/16 (e)	7,399
3,455	3.750%, 03/02/15 (e)	3,633
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,747
4,000	National City Bank, 5.800%, 06/07/17	4,620
	Nordea Bank AB, (Sweden),
2,500	1.625%, 05/15/18 (e)	2,476
5,000	1.750%, 10/04/13 (e)	5,024
15,350	3.125%, 03/20/17 (e)	16,203
6,198	4.875%, 05/13/21 (e)	6,668

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
6,571	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	6,656
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,420
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,348
1,015	3.000%, 05/19/14	1,039
5,575	3.300%, 03/08/22	5,642
4,534	4.375%, 08/11/20	5,039
5,700	5.125%, 02/08/20	6,573
1,200	5.250%, 11/15/15	1,321
1,230	5.625%, 02/01/17	1,387
4,100	6.700%, 06/10/19	5,117
	Royal Bank of Canada, (Canada),
7,042	1.200%, 09/19/17	7,005
8,400	2.300%, 07/20/16	8,726
2,893	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,881
2,450	SouthTrust Bank, 7.690%, 05/15/25	3,022
11,823	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	11,500
	SunTrust Banks, Inc.,
1,000	6.000%, 09/11/17	1,163
505	7.250%, 03/15/18	619
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	7,098
	Toronto-Dominion Bank (The), (Canada),
14,000	1.500%, 03/13/17 (e)	14,249
9,045	2.200%, 07/29/15 (e)	9,359
5,384	2.500%, 07/14/16	5,621
	U.S. Bancorp,
5,615	1.650%, 05/15/17	5,685
4,680	2.450%, 07/27/15	4,854
4,299	2.875%, 11/20/14	4,440
3,667	3.000%, 03/15/22	3,712
3,558	4.125%, 05/24/21	3,914
1,400	7.500%, 06/01/26	1,861
690	U.S. Bank N.A., 6.300%, 02/04/14	717
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,106
15,190	6.000%, 11/15/17	17,877
2,700	6.600%, 01/15/38	3,456
4,430	VAR, 0.610%, 03/15/16	4,397
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,193
3,050	5.750%, 06/15/17	3,524
18,075	5.750%, 02/01/18	21,244
	Wells Fargo & Co.,
15,339	2.625%, 12/15/16	16,061
9,000	3.500%, 03/08/22	9,330
8,500	4.600%, 04/01/21	9,530
9,185	5.625%, 12/11/17	10,700
16,700	SUB, 3.676%, 06/15/16	17,937
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,182
2,000	5.750%, 05/16/16	2,262
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,863
4,800	4.200%, 02/27/15	5,097
10,711	4.875%, 11/19/19	12,380

		796,745

	Consumer Finance — 0.9%
2,750	American Express Co., 7.000%, 03/19/18	3,383
	American Express Credit Corp.,
2,777	2.375%, 03/24/17	2,875
8,055	2.800%, 09/19/16	8,475
4,500	5.125%, 08/25/14	4,749

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
5,650	Series C, 7.300%, 08/20/13	5,731
	American Honda Finance Corp.,
8,000	1.450%, 02/27/15 (e)	8,092
3,407	1.500%, 09/11/17 (e)	3,403
2,928	1.600%, 02/16/18 (e)	2,914
4,121	2.125%, 02/28/17 (e)	4,216
11,476	2.600%, 09/20/16 (e)	11,998
1,335	7.625%, 10/01/18 (e)	1,714
20,968	Capital One Bank USA N.A., 3.375%, 02/15/23	20,686
	Capital One Financial Corp.,
2,047	1.000%, 11/06/15	2,034
2,535	2.150%, 03/23/15	2,585
2,502	4.750%, 07/15/21	2,792
8,300	6.750%, 09/15/17	9,993
6,075	7.375%, 05/23/14	6,461
	Caterpillar Financial Services Corp.,
4,319	2.850%, 06/01/22	4,309
1,900	4.900%, 08/15/13	1,918
1,000	5.450%, 04/15/18	1,176
900	5.500%, 03/15/16	1,009
4,800	6.200%, 09/30/13	4,892
3,500	7.050%, 10/01/18	4,421
600	7.150%, 02/15/19	762
	Ford Motor Credit Co. LLC,
8,765	3.000%, 06/12/17	8,994
12,102	3.984%, 06/15/16	12,841
3,346	4.207%, 04/15/16	3,565
3,843	4.250%, 09/20/22	3,950
3,213	VAR, 1.525%, 05/09/16	3,227
	HSBC Finance Corp.,
311	4.750%, 07/15/13	312
6,500	5.000%, 06/30/15	6,996
1,600	5.250%, 01/15/14	1,644
200	5.500%, 01/19/16	221
308	7.350%, 11/27/32	381
1,700	VAR, 0.527%, 01/15/14	1,699
	HSBC USA, Inc.,
7,450	1.625%, 01/16/18	7,390
10,000	2.375%, 02/13/15	10,264
	John Deere Capital Corp.,
5,429	1.200%, 10/10/17	5,384
1,196	1.700%, 01/15/20	1,156
3,250	2.250%, 04/17/19	3,321
3,610	2.800%, 01/27/23	3,565
2,491	3.150%, 10/15/21	2,569
3,943	PACCAR Financial Corp., 1.600%, 03/15/17	3,959
	Toyota Motor Credit Corp.,
8,000	1.000%, 02/17/15	8,068
5,000	1.750%, 05/22/17	5,062
15,500	2.000%, 09/15/16	15,980
3,900	2.050%, 01/12/17	3,997
5,538	3.200%, 06/17/15	5,816

		240,949

	Diversified Financial Services — 1.8%
8,271	Associates Corp. of North America, 6.950%, 11/01/18	10,039
	Bank of America Corp.,
7,100	2.000%, 01/11/18	7,036
5,263	3.300%, 01/11/23	5,098
2,385	3.625%, 03/17/16	2,520
12,895	5.000%, 05/13/21	14,282
6,500	5.625%, 10/14/16	7,321
17,700	5.625%, 07/01/20	20,445

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
7,980	5.650%, 05/01/18	9,139
4,635	5.750%, 12/01/17	5,308
3,300	5.875%, 01/05/21	3,856
5,000	6.500%, 08/01/16	5,717
5,785	7.375%, 05/15/14	6,139
3,500	7.625%, 06/01/19	4,409
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,339
	Citigroup, Inc.,
5,500	1.250%, 01/15/16	5,492
13,000	2.250%, 08/07/15	13,306
1,231	3.375%, 03/01/23	1,211
8,500	4.450%, 01/10/17	9,295
1,666	4.500%, 01/14/22	1,804
11,602	4.587%, 12/15/15	12,578
1,500	4.700%, 05/29/15	1,604
11,320	4.750%, 05/19/15	12,106
5,286	5.000%, 09/15/14	5,530
8,570	5.375%, 08/09/20	9,863
1,000	5.500%, 02/15/17	1,111
2,054	5.875%, 01/30/42	2,394
1,280	6.000%, 12/13/13	1,316
13,500	6.000%, 08/15/17	15,635
7,525	6.010%, 01/15/15	8,101
5,350	6.125%, 11/21/17	6,258
3,675	6.375%, 08/12/14	3,907
2,400	6.500%, 08/19/13	2,429
3,750	6.625%, 01/15/28	4,547
700	6.875%, 03/05/38	896
2,850	8.125%, 07/15/39	4,042
14,375	8.500%, 05/22/19	18,832
	CME Group, Inc.,
11,000	3.000%, 09/15/22	10,772
4,050	5.400%, 08/01/13	4,081
3,850	5.750%, 02/15/14	3,987
3,643	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,493
	General Electric Capital Corp.,
2,500	1.000%, 12/11/15	2,511
3,182	1.600%, 11/20/17	3,176
11,500	1.625%, 07/02/15	11,685
1,470	2.100%, 12/11/19	1,465
4,131	2.250%, 11/09/15	4,266
7,653	2.300%, 04/27/17	7,876
18,750	3.150%, 09/07/22	18,307
14,400	4.375%, 09/16/20	15,745
6,050	4.625%, 01/07/21	6,683
13,000	4.650%, 10/17/21	14,364
1,787	5.300%, 02/11/21	2,016
1,500	5.400%, 02/15/17	1,703
2,000	5.500%, 06/04/14	2,102
10,250	5.500%, 01/08/20	11,972
7,400	5.625%, 09/15/17	8,558
32,425	5.625%, 05/01/18	37,963
1,900	5.875%, 01/14/38	2,168
4,700	5.900%, 05/13/14	4,944
5,300	6.000%, 08/07/19	6,359
9,241	6.750%, 03/15/32	11,514
900	6.875%, 01/10/39	1,149
3,500	VAR, 0.445%, 02/15/17	3,459
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	2,154

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
4,357	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	4,165
	MassMutual Global Funding II,
16,000	2.000%, 04/05/17 (e)	16,227
3,732	2.500%, 10/17/22 (e)	3,548
1,628	2.875%, 04/21/14 (e)	1,663
2,715	3.125%, 04/14/16 (e)	2,869
3,200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	3,373
2,500	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,725
	National Rural Utilities Cooperative Finance Corp.,
3,550	4.750%, 03/01/14	3,664
2,155	10.375%, 11/01/18	3,066
1,600	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,716
9,398	Private Export Funding Corp., 4.375%, 03/15/19	10,869

		508,262

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,798
2,000	5.600%, 05/15/15	2,186
	Aflac, Inc.,
2,077	2.650%, 02/15/17	2,163
2,371	4.000%, 02/15/22	2,508
2,118	6.450%, 08/15/40	2,607
1,500	8.500%, 05/15/19	1,997
9,250	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,777
2,800	American International Group, Inc., 5.450%, 05/18/17	3,158
	Aon Corp.,
2,483	3.125%, 05/27/16	2,618
2,012	3.500%, 09/30/15	2,122
1,668	6.250%, 09/30/40	2,074
	Berkshire Hathaway Finance Corp.,
970	1.300%, 05/15/18	959
3,000	2.450%, 12/15/15	3,137
2,594	3.000%, 05/15/22	2,576
3,117	4.300%, 05/15/43	2,969
14,765	4.400%, 05/15/42	14,308
750	5.000%, 08/15/13	757
11,700	5.400%, 05/15/18	13,759
1,300	5.750%, 01/15/40	1,514
	Berkshire Hathaway, Inc.,
11,564	3.400%, 01/31/22	11,967
5,859	3.750%, 08/15/21	6,255
1,130	Chubb Corp. (The), 5.750%, 05/15/18	1,350
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,267
5,063	5.875%, 08/15/20	5,930
3,000	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	3,244
3,400	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,701
	Lincoln National Corp.,
2,569	4.200%, 03/15/22	2,750
1,625	4.850%, 06/24/21	1,807
1,970	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,213
7,358	MetLife Institutional Funding II, VAR, 1.182%, 04/04/14 (e)	7,410
815	MetLife, Inc., 6.817%, 08/15/18	1,011
	Metropolitan Life Global Funding I,
4,616	1.500%, 01/10/18 (e)	4,574
8,875	1.700%, 06/29/15 (e)	9,035
2,500	2.000%, 01/10/14 (e)	2,523
10,000	2.500%, 09/29/15 (e)	10,373
3,235	3.125%, 01/11/16 (e)	3,396

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
13,300	3.650%, 06/14/18 (e)	14,440
14,338	3.875%, 04/11/22 (e)	15,158
590	5.125%, 06/10/14 (e)	617
2,497	5.200%, 09/18/13 (e)	2,532
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	1,030
12,430	9.375%, 08/15/39 (e)	18,166
	New York Life Global Funding,
5,635	0.750%, 07/24/15 (e)	5,659
1,500	0.800%, 02/12/16 (e)	1,494
6,200	1.300%, 01/12/15 (e)	6,274
6,300	3.000%, 05/04/15 (e)	6,587
5,914	5.375%, 09/15/13 (e)	5,996
4,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	4,199
5,100	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,319
	Pricoa Global Funding I,
1,343	1.600%, 05/29/18 (e)	1,330
6,400	5.450%, 06/11/14 (e)	6,720
1,439	Principal Financial Group, Inc., 1.850%, 11/15/17	1,443
1,777	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,781
5,900	Principal Life Income Funding Trusts, 5.100%, 04/15/14	6,134
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	15,448
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,280

		285,400

	Real Estate Investment Trusts (REITs) — 0.3%
3,835	American Tower Trust I, 1.551%, 03/15/18 (e)	3,813
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,419
3,890	6.650%, 01/15/18	4,311
4,209	ERP Operating LP, 4.625%, 12/15/21	4,633
	HCP, Inc.,
3,154	2.625%, 02/01/20	3,013
1,445	3.750%, 02/01/19	1,542
6,185	5.375%, 02/01/21	7,106
	Simon Property Group LP,
9,167	2.150%, 09/15/17	9,375
4,280	4.125%, 12/01/21	4,668
450	4.200%, 02/01/15	472
2,400	4.375%, 03/01/21	2,658
1,775	5.625%, 08/15/14	1,879
1,100	5.650%, 02/01/20	1,310
2,120	6.100%, 05/01/16	2,400
3,675	6.125%, 05/30/18	4,433
1,645	6.750%, 05/15/14	1,714
2,600	WEA Finance LLC, 7.125%, 04/15/18 (e)	3,182
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
4,052	3.375%, 10/03/22 (e)	4,073
10,077	6.750%, 09/02/19 (e)	12,363

		80,364

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	9,552
	Stadshypotek AB, (Sweden),
24,170	1.450%, 09/30/13 (e)	24,265
6,621	1.875%, 10/02/19 (e)	6,527

		40,344

	Total Financials	2,410,403

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	7,479
1,188	4.500%, 03/15/20	1,329

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Biotechnology — Continued
4,500	4.950%, 10/01/41	4,615
14,500	5.150%, 11/15/41	15,382
2,348	5.650%, 06/15/42	2,639
1,975	5.700%, 02/01/19	2,331
3,541	5.750%, 03/15/40	4,048
9,885	Celgene Corp., 3.250%, 08/15/22	9,862

		47,685

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,179
500	4.625%, 03/15/15	534
700	Becton Dickinson and Co., 5.000%, 05/15/19	807

		2,520

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,982	4.500%, 05/15/42	1,962
3,300	6.750%, 12/15/37	4,259
1,397	McKesson Corp., 0.950%, 12/04/15	1,401
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,239
	UnitedHealth Group, Inc.,
1,801	2.750%, 02/15/23	1,740
3,000	2.875%, 03/15/23	2,921
6,640	3.375%, 11/15/21	6,873
5,450	6.625%, 11/15/37	6,924
	WellPoint, Inc.,
4,694	3.125%, 05/15/22	4,631
2,625	3.300%, 01/15/23	2,606
3,877	4.625%, 05/15/42	3,847
3,785	4.650%, 01/15/43	3,758
492	5.875%, 06/15/17	570
340	7.000%, 02/15/19	418

		44,149

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
8,392	1.750%, 11/06/17 (e)	8,365
5,565	2.900%, 11/06/22 (e)	5,412
2,625	Actavis, Inc., 3.250%, 10/01/22	2,579
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,352
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,034
3,100	5.650%, 05/15/18	3,686
2,100	6.375%, 05/15/38	2,696
	Merck & Co., Inc.,
3,644	2.400%, 09/15/22	3,497
3,500	2.800%, 05/18/23	3,428
1,040	6.000%, 09/15/17	1,237
4,350	Pfizer, Inc., 3.000%, 06/15/23	4,339
790	Wyeth LLC, 6.450%, 02/01/24	1,021
	Zoetis, Inc.,
1,869	1.875%, 02/01/18 (e)	1,871
1,115	4.700%, 02/01/43 (e)	1,111

		43,628

	Total Health Care	137,982

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
2,350	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,777
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	6,037
	Boeing Co. (The),
250	3.500%, 02/15/15	262
500	4.875%, 02/15/20	581
1,200	7.950%, 08/15/24	1,701
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,755
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,173

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
4,472	4.070%, 12/15/42	4,088
1,000	4.250%, 11/15/19	1,117
1,750	4.850%, 09/15/41	1,790
2,000	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,744
2,365	Precision Castparts Corp., 0.700%, 12/20/15	2,366
	United Technologies Corp.,
1,982	1.800%, 06/01/17	2,021
5,076	3.100%, 06/01/22	5,188
6,715	4.500%, 06/01/42	6,932
8,400	6.125%, 02/01/19	10,256

		52,788

	Air Freight & Logistics — 0.0% (g)
1,807	United Parcel Service, Inc., 2.450%, 10/01/22	1,757

	Airlines — 0.1%
3,858	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,949
5,335	American Airlines 2011-2 Class A Pass- Through Trust, 8.625%, 10/15/21	5,629
1,516	American Airlines, 2011-1 Class A Pass- Through Trust, 5.250%, 01/31/21	1,650
494	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	554
3,816	Continental Airlines, 2007-1 Class A Pass- Through Trust, 5.983%, 04/19/22	4,331
2,126	Continental Airlines, 2012-2 Class A Pass- Through Trust, 4.000%, 10/29/24	2,227
3,788	Delta Air Lines 2012-1 Class A Pass- Through Trust, 4.750%, 05/07/20	4,129
3,737	Delta Air Lines, 2010-2 Class A Pass- Through Trust, 4.950%, 05/23/19	4,092
1,223	Delta Air Lines, 2011-1 Class A Pass- Through Trust, 5.300%, 04/15/19	1,367

		27,928

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
3,788	3.500%, 07/15/22	3,636
2,098	4.125%, 06/15/23	2,096
3,132	4.875%, 07/15/42	2,877
1,700	Pitney Bowes, Inc., 5.600%, 03/15/18	1,876
4,805	Republic Services, Inc., 3.550%, 06/01/22	4,894
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,109
1,365	7.375%, 03/11/19	1,691
800	7.750%, 05/15/32	1,107

		20,286

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,677	1.625%, 05/08/17	1,683
2,333	2.875%, 05/08/22	2,326
1,035	4.375%, 05/08/42	1,049
5,475	Fluor Corp., 3.375%, 09/15/21	5,653

		10,711

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,581	1.500%, 11/02/17 (e)	1,564
1,390	4.000%, 11/02/32 (e)	1,358
2,650	5.600%, 05/15/18	3,068
2,000	7.625%, 04/01/24	2,544

		8,534

	Industrial Conglomerates — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	4,087
3,393	General Electric Co., 2.700%, 10/09/22	3,335
775	Ingersoll-Rand Co., 6.391%, 11/15/27	897
	Koninklijke Philips N.V., (Netherlands),
8,372	3.750%, 03/15/22	8,781
1,666	5.750%, 03/11/18	1,965
550	7.200%, 06/01/26	699
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,553

		21,317

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — 0.1%
	Caterpillar, Inc.,
1,869	1.500%, 06/26/17	1,879
2,133	2.600%, 06/26/22	2,101
	Deere & Co.,
6,001	2.600%, 06/08/22	5,934
2,661	3.900%, 06/09/42	2,518
17,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	15,916
775	Parker Hannifin Corp., 5.500%, 05/15/18	907

		29,255

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
2,000	3.000%, 03/15/23	1,973
4,261	3.050%, 03/15/22	4,296
2,080	3.450%, 09/15/21	2,164
1,418	3.600%, 09/01/20	1,505
4,480	4.375%, 09/01/42	4,358
5,250	5.400%, 06/01/41	5,851
3,660	5.650%, 05/01/17	4,218
1,675	5.750%, 03/15/18	1,976
3,617	5.750%, 05/01/40	4,222
600	6.700%, 08/01/28	757
1,300	7.000%, 02/01/14	1,354
1,300	7.290%, 06/01/36	1,742
1,500	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,928
	CSX Corp.,
1,691	4.100%, 03/15/44	1,562
1,986	4.250%, 06/01/21	2,186
3,900	5.500%, 04/15/41	4,353
1,700	6.250%, 04/01/15	1,868
700	7.375%, 02/01/19	883
4,000	7.900%, 05/01/17	4,893
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,753
2,663	2.750%, 03/15/17 (e)	2,764
3,874	4.500%, 08/16/21 (e)	4,188
3,461	5.625%, 03/15/42 (e)	3,770
400	6.375%, 10/15/17 (e)	475
4,925	6.700%, 06/01/34 (e)	5,866
2,263	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,727
	Norfolk Southern Corp.,
2,852	2.903%, 02/15/23	2,775
5,527	3.250%, 12/01/21	5,680
3,220	3.950%, 10/01/42	2,936
57	5.590%, 05/17/25	67
3,400	6.000%, 03/15/05	3,983
12,345	6.000%, 05/23/11	14,468
135	7.700%, 05/15/17	166
4,175	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	4,299
	Ryder System, Inc.,
3,197	2.500%, 03/01/17	3,255
2,690	3.600%, 03/01/16	2,833
	Union Pacific Corp.,
1,446	2.950%, 01/15/23	1,442
4,388	4.163%, 07/15/22	4,808
1,600	4.300%, 06/15/42	1,583
175	4.875%, 01/15/15	186
1,484	5.650%, 05/01/17	1,702
1,000	5.780%, 07/15/40	1,206
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,174

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
800	SUB, 8.375%, 04/01/30	1,175

		130,370

	Total Industrials	302,946

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,688
4,660	5.500%, 01/15/40	5,488
4,990	5.900%, 02/15/39	6,131

		13,307

	Computers & Peripherals — 0.3%
	Apple, Inc.,
17,045	2.400%, 05/03/23	16,259
7,656	VAR, 0.523%, 05/03/18	7,678
1,900	Dell, Inc., 7.100%, 04/15/28	1,987
	Hewlett-Packard Co.,
7,503	2.600%, 09/15/17	7,629
7,667	4.300%, 06/01/21	7,713
4,687	4.375%, 09/15/21	4,724
6,079	4.650%, 12/09/21	6,260
1,900	4.750%, 06/02/14	1,972
2,525	5.400%, 03/01/17	2,792
20,000	6.000%, 09/15/41	20,178
5,400	6.125%, 03/01/14	5,601

		82,793

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,909	3.000%, 03/01/18	1,940
3,260	3.375%, 11/01/15	3,376
1,778	4.500%, 03/01/23	1,793
4,635	6.000%, 04/01/20	5,151
2,700	6.875%, 06/01/18	3,177
9,617	7.500%, 01/15/27	11,483

		26,920

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,289	2.600%, 07/15/22	2,211
2,064	4.000%, 07/15/42	1,829

		4,040

	IT Services — 0.2%
	HP Enterprise Services LLC,
2,950	Series B, 6.000%, 08/01/13	2,974
2,420	7.450%, 10/15/29	2,840
	International Business Machines Corp.,
5,532	1.250%, 02/06/17	5,537
17,376	1.625%, 05/15/20	16,783
8,500	1.875%, 05/15/19	8,566
5,151	1.950%, 07/22/16	5,318
762	4.000%, 06/20/42	741
3,950	5.700%, 09/14/17	4,648
660	6.220%, 08/01/27	852
4,500	7.625%, 10/15/18	5,851

		54,110

	Office Electronics — 0.1%
	Xerox Corp.,
1,961	2.950%, 03/15/17	2,011
1,770	4.500%, 05/15/21	1,876
5,050	5.625%, 12/15/19	5,729
3,200	6.750%, 02/01/17	3,698
310	8.250%, 05/15/14	331

		13,645

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,883	3.300%, 10/01/21	5,056
5,768	4.000%, 12/15/32	5,567

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
8,285	National Semiconductor Corp., 6.600%, 06/15/17	9,907
	Texas Instruments, Inc.,
5,000	1.375%, 05/15/14	5,046
4,203	1.650%, 08/03/19	4,150

		29,726

	Software — 0.2%
3,480	Intuit, Inc., 5.750%, 03/15/17	3,927
	Microsoft Corp.,
2,307	0.875%, 11/15/17	2,272
7,590	1.625%, 09/25/15	7,786
3,387	2.125%, 11/15/22	3,209
6,351	2.375%, 05/01/23	6,108
1,214	4.500%, 10/01/40	1,278
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,209
2,320	5.250%, 01/15/16	2,587
3,400	5.750%, 04/15/18	4,049
2,565	6.125%, 07/08/39	3,251
1,950	6.500%, 04/15/38	2,560

		43,236

	Total Information Technology	267,777

	Materials — 0.4%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
4,340	3.000%, 11/15/22	4,208
3,156	4.125%, 11/15/21	3,356
4,831	4.250%, 11/15/20	5,295
1,926	5.250%, 11/15/41	2,060
1,345	7.375%, 11/01/29	1,754
2,044	8.550%, 05/15/19	2,720
	E.I. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,811
500	4.875%, 04/30/14	520
2,150	4.900%, 01/15/41	2,374
1,500	5.600%, 12/15/36	1,788
5,000	6.000%, 07/15/18	6,052
	Ecolab, Inc.,
4,095	1.450%, 12/08/17	4,036
1,000	5.500%, 12/08/41	1,143
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,282
501	4.875%, 11/15/41	508
3,800	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	4,661
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,293
6,250	6.650%, 03/15/18	7,575
2,100	9.000%, 05/01/21	2,892
	Praxair, Inc.,
850	4.375%, 03/31/14	877
1,900	4.625%, 03/30/15	2,036
480	5.200%, 03/15/17	547
1,295	5.250%, 11/15/14	1,383
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,352
6,600	7.750%, 10/01/96	7,763

		78,286

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,890

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
1,877	1.000%, 02/24/15	1,892
1,600	5.400%, 03/29/17	1,834
1,150	5.500%, 04/01/14	1,198

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
2,750	6.500%, 04/01/19	3,426
	Freeport-McMoRan Copper & Gold, Inc.,
9,702	2.150%, 03/01/17	9,805
6,004	3.100%, 03/15/20 (e)	5,874
2,610	5.450%, 03/15/43 (e)	2,508
1,970	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,043
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,322
3,755	3.750%, 09/20/21	3,874
1,585	8.950%, 05/01/14	1,702
2,000	9.000%, 05/01/19	2,705
4,468	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,448

		42,631

	Total Materials	122,807

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
2,343	0.800%, 12/01/15	2,340
2,068	0.900%, 02/12/16	2,064
1,300	3.875%, 08/15/21	1,392
10,870	4.300%, 12/15/42 (e)	10,156
4,950	4.350%, 06/15/45 (e)	4,592
7,000	4.450%, 05/15/21	7,812
1,120	5.100%, 09/15/14	1,183
10,603	5.350%, 09/01/40	11,342
2,925	5.500%, 02/01/18	3,424
2,295	5.625%, 06/15/16	2,596
7,200	6.300%, 01/15/38	8,581
500	6.800%, 05/15/36	625
	BellSouth Corp.,
5,850	5.200%, 09/15/14	6,186
203	6.875%, 10/15/31	239
	BellSouth Telecommunications, Inc.,
909	6.300%, 12/15/15	944
1,200	6.375%, 06/01/28	1,445
1,200	7.000%, 10/01/25	1,473
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,855
2,800	5.950%, 01/15/18	3,287
980	9.625%, 12/15/30	1,518
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,474
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	10,082
6,000	7.600%, 09/15/39	6,000
	Deutsche Telekom International Finance B.V., (Netherlands),
2,555	2.250%, 03/06/17 (e)	2,607
4,200	4.875%, 07/08/14	4,388
2,327	4.875%, 03/06/42 (e)	2,360
785	5.250%, 07/22/13	790
2,025	6.000%, 07/08/19	2,444
5,800	8.750%, 06/15/30	8,372
	France Telecom S.A., (France),
4,236	2.750%, 09/14/16	4,403
6,350	8.500%, 03/01/31	9,083
	GTE Corp.,
18,000	6.840%, 04/15/18	21,843
3,400	6.940%, 04/15/28	4,308
1,000	8.750%, 11/01/21	1,344
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	11,113
2,300	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,293
8,149	Qwest Corp., 6.750%, 12/01/21	9,363

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,541
2,300	5.250%, 11/15/13	2,340
2,650	6.175%, 06/18/14	2,767
2,125	6.999%, 06/04/18	2,466
	Telefonica Emisiones S.A.U., (Spain),
2,137	3.192%, 04/27/18	2,147
2,258	5.462%, 02/16/21	2,434
1,500	5.877%, 07/15/19	1,674
3,250	6.221%, 07/03/17	3,658
2,400	6.421%, 06/20/16	2,685
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,527
250	5.550%, 02/15/16	279
1,443	5.850%, 09/15/35	1,635
1,100	6.400%, 02/15/38	1,327
4,400	7.350%, 04/01/39	5,910
17,610	7.750%, 12/01/30	23,727
974	8.750%, 11/01/18	1,298
	Verizon Maryland LLC,
1,000	Series B, 5.125%, 06/15/33	997
3,100	7.150%, 05/01/23	3,107
	Verizon New England, Inc.,
900	4.750%, 10/01/13	913
2,700	7.875%, 11/15/29	3,448
880	Verizon New York, Inc., 7.375%, 04/01/32	1,109
	Verizon Pennsylvania LLC,
4,250	6.000%, 12/01/28	4,628
5,232	8.350%, 12/15/30	6,864

		261,802

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
4,274	2.375%, 09/08/16	4,390
3,624	3.125%, 07/16/22	3,470
2,740	6.125%, 03/30/40	3,131
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,546
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,877
	Vodafone Group plc, (United Kingdom),
7,600	1.500%, 02/19/18	7,509
8,300	1.625%, 03/20/17	8,312
5,125	5.000%, 09/15/15	5,603
753	5.450%, 06/10/19	884

		37,722

	Total Telecommunication Services	299,524

	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
858	6.000%, 03/01/39	1,063
2,123	6.125%, 05/15/38	2,658
2,380	American Electric Power Co., Inc., 1.650%, 12/15/17	2,365
4,170	Appalachian Power Co., 6.700%, 08/15/37	5,279
	Arizona Public Service Co.,
2,144	4.500%, 04/01/42	2,191
1,110	4.650%, 05/15/15	1,190
3,385	5.050%, 09/01/41	3,760
4,928	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,857
3,602	Carolina Power & Light Co., 3.000%, 09/15/21	3,714
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,246
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,843
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,093
1,881	DTE Electric Co., 2.650%, 06/15/22	1,865

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Duke Energy Carolinas LLC,
1,369	4.250%, 12/15/41	1,346
1,991	4.300%, 06/15/20	2,243
1,400	5.100%, 04/15/18	1,629
1,558	6.000%, 01/15/38	1,932
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,386
2,966	3.550%, 09/15/21	3,093
1,875	3.950%, 09/15/14	1,951
	Duke Energy Florida, Inc.,
1,125	5.650%, 06/15/18	1,332
700	6.400%, 06/15/38	899
	Duke Energy Indiana, Inc.,
3,860	3.750%, 07/15/20	4,175
3,100	6.350%, 08/15/38	3,973
	Duke Energy Progress, Inc.,
3,246	2.800%, 05/15/22	3,251
2,103	4.100%, 05/15/42	2,029
1,750	4.100%, 03/15/43	1,688
2,177	5.125%, 09/15/13	2,206
2,000	5.300%, 01/15/19	2,372
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	6,527
1,000	6.000%, 10/07/39 (e)	992
	Florida Power & Light Co.,
550	5.625%, 04/01/34	667
3,900	5.950%, 10/01/33	4,923
1,000	5.950%, 02/01/38	1,263
	Georgia Power Co.,
400	5.950%, 02/01/39	486
1,100	6.000%, 11/01/13	1,124
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,647
	Hydro-Quebec, (Canada),
2,500	8.050%, 07/07/24	3,564
8,000	8.400%, 01/15/22	11,219
1,800	9.400%, 02/01/21	2,596
	Indiana Michigan Power Co.,
9,600	3.200%, 03/15/23	9,512
1,085	7.000%, 03/15/19	1,340
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	373
4,657	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	5,078
	Kansas City Power & Light Co.,
3,630	3.150%, 03/15/23	3,597
10,000	5.300%, 10/01/41	10,779
55	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	55
700	MidAmerican Energy Co., 5.300%, 03/15/18	817
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,927
	Nevada Power Co.,
367	5.375%, 09/15/40	427
3,740	5.450%, 05/15/41	4,406
2,250	6.500%, 08/01/18	2,770
700	6.650%, 04/01/36	916
1,825	7.125%, 03/15/19	2,311
	NextEra Energy Capital Holdings, Inc.,
1,627	1.200%, 06/01/15	1,637
900	5.350%, 06/15/13	902
1,200	6.000%, 03/01/19	1,417
1,600	7.875%, 12/15/15	1,870
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,848
	Nisource Finance Corp.,
2,740	3.850%, 02/15/23	2,792

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,800	4.450%, 12/01/21	1,936
7,500	5.800%, 02/01/42	8,299
2,500	Northern States Power Co., 6.250%, 06/01/36	3,262
	Ohio Power Co.,
625	5.375%, 10/01/21	738
2,400	5.750%, 09/01/13	2,429
1,550	6.050%, 05/01/18	1,840
	Oncor Electric Delivery Co. LLC,
6,150	6.800%, 09/01/18	7,588
1,200	7.000%, 09/01/22	1,548
	Pacific Gas & Electric Co.,
5,628	2.450%, 08/15/22	5,442
1,411	3.250%, 09/15/21	1,462
1,875	4.450%, 04/15/42	1,883
7,260	4.500%, 12/15/41	7,384
1,980	5.625%, 11/30/17	2,333
445	6.050%, 03/01/34	553
750	8.250%, 10/15/18	988
	PacifiCorp,
1,000	3.850%, 06/15/21	1,091
250	5.500%, 01/15/19	298
2,850	5.650%, 07/15/18	3,401
	Peco Energy Co.,
5,600	2.375%, 09/15/22	5,416
900	5.350%, 03/01/18	1,057
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,045
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,758
1,721	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,678
	Progress Energy, Inc.,
3,769	3.150%, 04/01/22	3,760
3,778	4.400%, 01/15/21	4,174
730	6.050%, 03/15/14	760
1,480	7.750%, 03/01/31	2,005
	Public Service Co. of Colorado,
2,031	2.250%, 09/15/22	1,947
1,160	3.200%, 11/15/20	1,226
275	5.800%, 08/01/18	331
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,156
1,385	5.150%, 12/01/19	1,584
4,350	Series G, 6.625%, 11/15/37	5,526
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	967
1,138	5.375%, 11/01/39	1,364
5,300	6.330%, 11/01/13	5,423
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,089
3,800	3.900%, 12/01/41	3,646
1,200	4.150%, 09/15/14	1,255
1,400	5.500%, 08/15/18	1,676
1,650	5.750%, 03/15/14	1,716
645	5.950%, 02/01/38	812
2,450	6.050%, 03/15/39	3,121
	Southern Co. (The),
2,973	1.950%, 09/01/16	3,054
580	4.150%, 05/15/14	600
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,466
2,336	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,300
	Virginia Electric and Power Co.,
776	2.950%, 01/15/22	797

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
4,600	5.400%, 04/30/18	5,424
800	5.950%, 09/15/17	951
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	269
1,400	6.000%, 04/01/14	1,463
1,295	6.250%, 12/01/15	1,469
	Xcel Energy, Inc.,
270	0.750%, 05/09/16	269
601	4.700%, 05/15/20	685
924	4.800%, 09/15/41	987
3,400	6.500%, 07/01/36	4,432

		303,544

	Gas Utilities — 0.2%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,411
1,552	4.400%, 06/01/43	1,523
11,728	5.875%, 03/15/41	13,988
6,700	6.375%, 07/15/16	7,732
	Atmos Energy Corp.,
8,045	4.150%, 01/15/43	7,773
690	8.500%, 03/15/19	917
2,454	Boston Gas Co., 4.487%, 02/15/42 (e)	2,511
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,117
530	6.125%, 11/01/17	627
6,923	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,711

		48,310

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	6,267
1,857	5.750%, 10/01/41	2,003
9,500	PPL Energy Supply LLC, 4.600%, 12/15/21	10,042
	PSEG Power LLC,
800	4.150%, 09/15/21	845
2,411	5.125%, 04/15/20	2,701
2,190	5.500%, 12/01/15	2,422
1,255	8.625%, 04/15/31	1,818
1,417	Southern Power Co., 5.150%, 09/15/41	1,534

		27,632

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,564
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,795
	Consumers Energy Co.,
1,498	2.850%, 05/15/22	1,512
1,400	5.650%, 04/15/20	1,692
1,648	Delmarva Power & Light Co., 4.000%, 06/01/42	1,608
	Dominion Resources, Inc.,
2,052	Series C, 4.900%, 08/01/41	2,201
5,650	Series F, 5.250%, 08/01/33	6,333
590	6.000%, 11/30/17	697
1,200	7.000%, 06/15/38	1,638
1,600	8.875%, 01/15/19	2,147
1,550	PG&E Corp., 5.750%, 04/01/14	1,613
	San Diego Gas & Electric Co.,
3,000	3.950%, 11/15/41	2,953
2,065	6.000%, 06/01/26	2,645
	Sempra Energy,
3,500	2.875%, 10/01/22	3,414
1,500	6.000%, 10/15/39	1,812
2,300	6.150%, 06/15/18	2,765
900	6.500%, 06/01/16	1,038

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
2,760	8.900%, 11/15/13	2,861
8,150	9.800%, 02/15/19	11,286

		56,574

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,430
3,740	6.593%, 10/15/37	4,836

		10,266

	Total Utilities	446,326

	Total Corporate Bonds (Cost $4,722,581)	5,016,724

Foreign Government Securities — 0.5%
	Israel Government AID Bond, (Israel),
1,316	Zero Coupon, 08/15/17	1,256
10,000	Zero Coupon, 03/15/18	9,428
4,589	Zero Coupon, 08/15/18	4,281
3,345	Zero Coupon, 11/01/19	2,994
8,010	Zero Coupon, 08/15/20	6,938
4,500	Zero Coupon, 02/15/22	3,633
4,000	Zero Coupon, 11/01/23	2,953
24,700	Zero Coupon, 11/01/24	17,203
2,500	Zero Coupon, 11/15/26	1,565
6,000	5.500%, 09/18/33	7,567
	Province of Ontario, (Canada),
16,000	0.950%, 05/26/15	16,144
12,742	1.650%, 09/27/19	12,504
5,500	2.700%, 06/16/15	5,742
12,250	2.950%, 02/05/15	12,756
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	777
10,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	9,952
	United Mexican States, (Mexico),
4,356	4.750%, 03/08/44	4,291
5,706	5.750%, 10/12/10	5,926
2,035	5.875%, 01/15/14	2,091
850	6.625%, 03/03/15	924
4,881	7.500%, 04/08/33	6,711
2,925	8.300%, 08/15/31	4,285

	Total Foreign Government Securities (Cost $135,283)	139,921

Mortgage Pass-Through Securities — 15.9%
	Federal Home Loan Mortgage Corp.,
682	ARM, 2.050%, 04/01/37	721
61	ARM, 2.088%, 07/01/19	65
2,035	ARM, 2.095%, 05/01/37	2,159
647	ARM, 2.125%, 08/01/36	685
597	ARM, 2.165%, 01/01/37	633
1,341	ARM, 2.216%, 07/01/36	1,426
5,031	ARM, 2.221%, 10/01/36	5,364
1,783	ARM, 2.222%, 08/01/36	1,896
3,038	ARM, 2.240%, 10/01/36	3,243
9,260	ARM, 2.247%, 08/01/36	9,847
57	ARM, 2.250%, 07/01/26	57
147	ARM, 2.263%, 01/01/27	157
1,911	ARM, 2.294%, 10/01/36	2,043
61	ARM, 2.328%, 04/01/30	65
675	ARM, 2.355%, 12/01/33	716
3,470	ARM, 2.370%, 05/01/36	3,709
1,207	ARM, 2.375%, 07/01/36	1,292
3,856	ARM, 2.406%, 05/01/33	4,101
1,495	ARM, 2.451%, 01/01/35	1,591
7,378	ARM, 2.456%, 03/01/37	7,923
2,924	ARM, 2.513%, 09/01/34	3,122
1,100	ARM, 2.519%, 05/01/37	1,180
3,234	ARM, 2.533%, 05/01/37	3,467

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
481		ARM, 2.535%, 10/01/36	502
1,981		ARM, 2.543%, 05/01/36	2,116
1,381		ARM, 2.559%, 04/01/34	1,465
501		ARM, 2.588%, 08/01/35	536
2,339		ARM, 2.590%, 10/01/36	2,489
4,516		ARM, 2.610%, 02/01/37	4,801
122		ARM, 2.614%, 09/01/32	130
7,209		ARM, 2.621%, 12/01/36	7,698
3,103		ARM, 2.640%, 11/01/36	3,308
656		ARM, 2.653%, 05/01/37	696
1,987		ARM, 2.655%, 12/01/35	2,108
745		ARM, 2.703%, 11/01/36	795
722		ARM, 2.707%, 02/01/36	768
1,605		ARM, 2.714%, 10/01/36	1,720
7,205		ARM, 2.723%, 12/01/36	7,733
274		ARM, 2.755%, 02/01/37	293
2,072		ARM, 2.758%, 05/01/38	2,222
3,967		ARM, 2.802%, 09/01/36	4,252
2,661		ARM, 2.814%, 02/01/37	2,860
1,651		ARM, 2.826%, 01/01/37	1,743
2,857		ARM, 2.846%, 09/01/36	3,039
5,393		ARM, 2.885%, 05/01/37	5,809
1,179		ARM, 2.901%, 07/01/37	1,250
1,856		ARM, 2.903%, 04/01/37	1,982
3,622		ARM, 2.915%, 03/01/36	3,893
3,024		ARM, 2.931%, 04/01/38	3,252
2,668		ARM, 2.957%, 05/01/37	2,851
3,978		ARM, 2.974%, 12/01/36	4,240
1,192		ARM, 3.054%, 03/01/37	1,276
559		ARM, 3.060%, 02/01/37	598
1,680		ARM, 3.091%, 11/01/36	1,785
828		ARM, 3.105%, 05/01/36	882
769		ARM, 3.149%, 03/01/37	821
2,379		ARM, 3.227%, 10/01/36	2,542
376		ARM, 3.268%, 12/01/36	402
5,091		ARM, 3.438%, 03/01/36	5,500
2,306		ARM, 3.546%, 06/01/36	2,473
8,703		ARM, 3.715%, 06/01/36	9,390
4,914		ARM, 3.995%, 07/01/40	5,237
4,027		ARM, 4.881%, 02/01/36	4,340
5,926		ARM, 5.018%, 01/01/35	6,400
1,920		ARM, 5.050%, 07/01/36	2,075
2,605		ARM, 5.557%, 06/01/37	2,815
310		ARM, 5.679%, 04/01/37	335
5,222		ARM, 6.117%, 11/01/36	5,552
804		ARM, 6.340%, 11/01/37	872
344		ARM, 6.365%, 02/01/37	370
207		ARM, 6.393%, 12/01/36	222
1,357		ARM, 6.425%, 11/01/36	1,437
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,531		4.000%, 06/01/18 - 05/01/19	1,614
1,530		4.500%, 08/01/18 - 10/01/18	1,609
6,929		5.000%, 10/01/17 - 12/01/18	7,338
32,782		5.500%, 06/01/17 - 02/01/24	35,356
15,806		6.000%, 04/01/17 - 03/01/22	16,737
2,436		6.500%, 07/01/16 - 03/01/22	2,577
26		7.000%, 04/01/17	28
–	(h)	7.500%, 10/01/14	—	(h)
4		8.500%, 11/01/15	4
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
21,795		3.500%, 01/01/32 - 03/01/32	22,750

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,890	5.500%, 01/01/23 - 11/01/23	3,115
233	6.000%, 12/01/22	253
1,968	6.500%, 12/01/13 - 01/01/28	2,186
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
60,447	4.500%, 05/01/41	64,151
83,758	5.000%, 01/01/34 - 08/01/40	91,343
18,494	5.500%, 01/01/33 - 03/01/40	19,998
2,095	6.000%, 10/01/29 - 12/01/36	2,307
12,636	6.500%, 08/01/29 - 03/01/38	14,375
3,434	7.000%, 04/01/26 - 02/01/37	4,001
6,002	7.500%, 08/01/25 - 09/01/38	7,301
35	8.000%, 07/01/20 - 11/01/24	40
95	8.500%, 07/01/28	111
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
12,413	7.500%, 01/01/32 - 12/01/36	14,467
6,576	10.000%, 10/01/30	7,696
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
87,239	3.500%, 02/01/33 - 05/01/43	90,698
49,437	4.000%, 06/01/42 - 10/01/42	52,627
7,180	5.500%, 04/01/18	7,613
6,892	6.000%, 02/01/33 - 11/01/36	7,485
30,974	6.500%, 12/01/35 - 06/01/37	34,492
281	7.000%, 07/01/29 - 08/01/47	315
1,314	10.000%, 03/17/26	1,425
9	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	9
	Federal National Mortgage Association,
652	ARM, 1.695%, 08/01/34	678
1,669	ARM, 1.828%, 07/01/37	1,782
41	ARM, 1.904%, 03/01/19	41
1,036	ARM, 1.913%, 09/01/33	1,093
4,610	ARM, 1.917%, 09/01/36	4,850
2,191	ARM, 1.949%, 02/01/37	2,299
1,474	ARM, 1.974%, 01/01/37	1,559
8,728	ARM, 2.023%, 01/01/35	9,252
584	ARM, 2.042%, 02/01/35	621
1,016	ARM, 2.100%, 09/01/36	1,060
1,121	ARM, 2.106%, 05/01/35	1,195
397	ARM, 2.128%, 11/01/34	422
3,576	ARM, 2.152%, 01/01/36	3,779
172	ARM, 2.170%, 07/01/34	183
1,563	ARM, 2.231%, 07/01/35	1,667
1,302	ARM, 2.242%, 08/01/36	1,401
10	ARM, 2.261%, 01/01/19	10
1,375	ARM, 2.302%, 11/01/37	1,459
464	ARM, 2.341%, 01/01/35	495
6,913	ARM, 2.370%, 12/01/37	7,351
5	ARM, 2.375%, 08/01/19	5
1,657	ARM, 2.378%, 04/01/35	1,763
1,516	ARM, 2.385%, 01/01/36	1,611
185	ARM, 2.397%, 05/01/35	195
706	ARM, 2.401%, 04/01/34	748
1,508	ARM, 2.420%, 06/01/34	1,608
190	ARM, 2.422%, 08/01/35	202
1,083	ARM, 2.460%, 03/01/35	1,150
868	ARM, 2.495%, 11/01/33	919
1,159	ARM, 2.528%, 10/01/34	1,232
2,131	ARM, 2.536%, 02/01/37	2,261
872	ARM, 2.565%, 08/01/33	926
4,375	ARM, 2.566%, 11/01/37	4,678
5,062	ARM, 2.567%, 06/01/36 - 04/01/37	5,396

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
591	ARM, 2.606%, 10/01/34	628
2,457	ARM, 2.607%, 10/01/35 - 05/01/36	2,617
271	ARM, 2.622%, 01/01/34	287
579	ARM, 2.623%, 11/01/34	615
404	ARM, 2.625%, 08/01/36	433
711	ARM, 2.669%, 09/01/35	761
1,917	ARM, 2.686%, 10/01/36	2,056
1,680	ARM, 2.697%, 01/01/38	1,791
157	ARM, 2.723%, 09/01/34	168
1,236	ARM, 2.752%, 09/01/36	1,318
458	ARM, 2.765%, 08/01/34	490
4,614	ARM, 2.782%, 06/01/36	4,943
999	ARM, 2.794%, 01/01/37	1,065
5,229	ARM, 2.816%, 12/01/36	5,628
6,798	ARM, 2.817%, 07/01/37	7,276
1,374	ARM, 2.818%, 06/01/36	1,476
193	ARM, 2.853%, 09/01/27	205
1,676	ARM, 2.869%, 07/01/37	1,783
335	ARM, 2.872%, 07/01/37	356
1,660	ARM, 2.877%, 07/01/36	1,769
1,373	ARM, 2.901%, 11/01/36	1,477
3,653	ARM, 2.912%, 08/01/36	3,901
2,622	ARM, 2.935%, 09/01/33 - 12/01/36	2,804
1,894	ARM, 2.945%, 09/01/36	2,028
627	ARM, 2.987%, 02/01/36	666
16,170	ARM, 3.018%, 03/01/36	17,198
142	ARM, 3.123%, 09/01/37	152
1,668	ARM, 3.176%, 11/01/36	1,781
2,154	ARM, 3.187%, 10/01/36	2,295
5,353	ARM, 3.192%, 10/01/36	5,719
141	ARM, 3.242%, 01/01/36	150
4,823	ARM, 3.635%, 08/01/37	5,184
159	ARM, 3.797%, 03/01/29	171
1,583	ARM, 3.926%, 09/01/37	1,701
292	ARM, 5.122%, 01/01/34	313
8,122	ARM, 5.409%, 01/01/23	8,911
1,406	ARM, 5.806%, 09/01/37	1,522
1,096	ARM, 5.944%, 09/01/37	1,197
3,617	ARM, 6.104%, 09/01/36	3,905
569	ARM, 6.136%, 09/01/37	618
2,776	ARM, 6.242%, 08/01/36	3,028
	Federal National Mortgage Association, 15 Year, Single Family,
535	3.500%, 04/01/19	564
2,597	4.000%, 07/01/18 - 12/01/20	2,764
16,615	4.500%, 05/01/18 - 12/01/19	17,829
20,921	5.000%, 12/01/16 - 08/01/24	22,488
20,016	5.500%, 02/01/18 - 07/01/20	21,607
40,762	6.000%, 06/01/16 - 07/01/24	44,102
5,396	6.500%, 09/01/13 - 02/01/24	5,971
549	7.000%, 03/01/17 - 11/01/17	580
11	7.500%, 03/01/17	12
4	8.000%, 11/01/15	4
	Federal National Mortgage Association, 20 Year, Single Family,
24,589	3.500%, 07/01/32 - 08/01/32	25,649
733	5.000%, 10/01/25	801
2,667	5.500%, 07/01/25	2,913
25,079	6.000%, 04/01/24 - 09/01/29	27,564
5,464	6.500%, 05/01/22 - 08/01/26	6,079
	Federal National Mortgage Association, 30 Year, FHA/VA,
223	6.000%, 09/01/33	249
392	6.500%, 03/01/29	464

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
69	7.000%, 02/01/33	81
81	8.000%, 06/01/28	93
57	8.500%, 02/01/30	66
93	9.000%, 05/01/18 - 12/01/30	97
29	9.500%, 12/01/18	32
	Federal National Mortgage Association, 30 Year, Single Family,
1,342	4.000%, 12/01/33	1,422
1,691	4.500%, 11/01/33 - 09/01/34	1,814
65,291	5.000%, 06/01/33 - 08/01/40	72,003
75,834	5.500%, 11/01/32 - 12/01/39	82,739
39,039	6.000%, 12/01/28 - 11/01/38	43,213
71,428	6.500%, 11/01/29 - 10/01/38	80,716
38,891	7.000%, 01/01/24 - 01/01/39	44,989
22,460	7.500%, 11/01/22 - 04/01/39	26,463
1,387	8.000%, 03/01/21 - 01/01/38	1,666
36	8.500%, 07/01/24 - 06/01/25	42
3	9.000%, 04/01/26	3
22	9.500%, 07/01/28	25
15	10.000%, 02/01/24	16
7	12.500%, 01/01/16	7
	Federal National Mortgage Association, Other,
13,000	VAR, 0.474%, 11/01/22	13,031
11,867	VAR, 0.494%, 11/01/22	11,896
82,000	VAR, 0.544%, 01/01/23	82,240
45,285	VAR, 0.554%, 01/01/23	45,466
23,940	VAR, 0.564%, 01/01/23	24,023
16,900	VAR, 0.584%, 11/01/21 - 02/01/23	17,007
33,569	VAR, 0.594%, 10/01/22 - 01/01/23	33,655
14,816	VAR, 0.634%, 10/01/22	14,867
12,000	VAR, 0.644%, 09/01/22	12,041
14,773	VAR, 0.754%, 08/01/22	14,824
7,000	VAR, 0.804%, 03/01/22	7,027
12,000	VAR, 0.814%, 04/01/22	12,029
15,895	VAR, 0.824%, 12/01/20	15,918
13,743	VAR, 0.944%, 01/01/19	13,802
18,012	VAR, 0.974%, 04/01/22	18,052
9,767	VAR, 1.004%, 03/01/22	9,912
502	VAR, 2.875%, 08/01/34	532
5,869	VAR, 6.070%, 11/01/18	6,361
30,175	06/01/23 - 04/20/43	30,353
4,000	07/01/23	3,920
18,000	1.400%, 07/01/17	18,185
8,376	1.470%, 12/01/19	8,272
8,294	1.500%, 01/01/20	8,189
14,894	1.580%, 01/01/20	14,775
10,000	1.690%, 12/01/19	9,898
7,848	1.800%, 12/01/19	7,879
22,718	1.940%, 01/01/17 - 07/01/19	23,063
10,000	1.990%, 01/01/17	10,095
15,000	2.000%, 12/01/20	14,724
90,000	2.010%, 06/01/20	88,988
47,701	2.030%, 08/01/19	48,354
7,000	2.100%, 06/01/19	7,174
20,000	2.140%, 04/01/19	20,579
5,000	2.150%, 01/01/23	4,855
9,844	2.190%, 05/01/19	10,138
7,402	2.200%, 07/01/19	7,612
10,500	2.280%, 12/01/22	10,297
3,968	2.320%, 12/01/22	3,908
17,213	2.330%, 01/01/23	16,935
38,342	2.340%, 12/01/22 - 01/01/23	37,722

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
41,389	2.370%, 07/01/19 - 01/01/23	41,614
13,927	2.380%, 11/01/22 - 12/01/22	13,764
17,653	2.390%, 10/01/22 - 12/01/22	17,465
45,339	2.400%, 12/01/22 - 02/01/23	44,810
6,197	2.410%, 11/01/22	6,114
12,000	2.420%, 12/01/22	11,889
18,720	2.440%, 11/01/22 - 01/01/23	18,527
49,612	2.450%, 06/01/19 - 02/01/23	49,668
8,952	2.470%, 09/01/22 - 11/01/22	8,847
4,665	2.490%, 10/01/17	4,888
14,000	2.500%, 04/01/23	13,653
9,200	2.510%, 01/01/23	9,101
42,000	2.520%, 10/01/22 - 05/01/23	41,045
3,000	2.540%, 05/01/23	2,922
17,059	2.550%, 11/01/22	17,073
6,000	2.570%, 10/01/22	6,023
16,804	2.600%, 06/01/22 - 01/01/23	16,921
5,800	2.620%, 10/01/17	6,103
6,625	2.635%, 10/01/22	6,686
3,621	2.640%, 04/01/23	3,626
10,000	2.650%, 08/01/22	9,999
18,362	2.670%, 07/01/22	18,558
13,960	2.690%, 10/01/17 - 07/01/22	14,329
23,525	2.700%, 04/01/22 - 04/01/23	23,913
11,771	2.740%, 05/01/22	12,027
9,808	2.750%, 03/01/22	10,125
15,550	2.760%, 06/01/22	15,904
11,321	2.820%, 07/01/22	11,613
14,759	2.860%, 05/01/22	15,188
9,840	2.900%, 05/01/22	10,153
10,822	2.940%, 05/01/22	11,198
33,538	2.970%, 11/01/18 - 03/01/22	35,113
2,929	2.990%, 02/01/22	3,046
47,129	3.000%, 02/01/22 - 02/01/43	47,001
6,795	3.020%, 05/01/22	7,066
19,015	3.030%, 12/01/21 - 01/01/22	19,868
12,000	3.040%, 12/01/18	12,815
8,360	3.060%, 02/01/22	8,676
14,210	3.080%, 03/01/22 - 04/01/22	14,823
24,918	3.090%, 01/01/22 - 02/01/22	26,092
7,791	3.100%, 05/01/22	8,143
21,843	3.120%, 01/01/22 - 05/01/22	22,892
27,939	3.140%, 02/01/22 - 03/01/22	29,198
8,000	3.200%, 01/01/22	8,433
3,000	3.210%, 03/01/22	3,142
5,951	3.230%, 11/01/20	6,321
7,835	3.270%, 11/01/20	8,323
8,000	3.290%, 10/01/20	8,529
3,918	3.310%, 12/01/21	4,158
6,500	3.350%, 11/01/20	6,944
8,000	3.360%, 10/01/20	8,561
10,000	3.380%, 01/01/18	10,818
2,655	3.390%, 08/01/17	2,857
3,561	3.400%, 10/01/21	3,803
19,607	3.430%, 09/01/20 - 11/01/21	21,010
8,500	3.480%, 12/01/20	9,141
133,620	3.500%, 09/01/20 - 06/01/43	139,551
28,727	3.505%, 09/01/20	30,993
6,377	3.520%, 01/01/18	6,920
9,925	3.521%, 12/01/20	10,741
24,066	3.540%, 01/01/18 - 10/01/20	26,002
25,150	3.590%, 10/01/20 - 10/01/21	27,182

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,929	3.600%, 09/01/20	2,090
3,000	3.630%, 01/01/18	3,264
12,717	3.640%, 06/01/18 - 01/01/25	13,691
3,607	3.680%, 09/01/20	3,926
3,845	3.700%, 12/01/20	4,187
19,687	3.730%, 06/01/18	21,775
18,672	3.740%, 07/01/20 - 08/01/20	20,402
38,927	3.770%, 01/01/21 - 09/01/21	42,609
7,415	3.780%, 09/01/21	8,107
15,815	3.800%, 03/01/18 - 08/01/20	17,307
14,321	3.820%, 06/01/17	15,546
24,156	3.830%, 12/01/20 - 12/01/21	26,457
26,021	3.850%, 09/01/20 - 09/01/21	28,592
9,737	3.860%, 07/01/21	10,704
11,400	3.870%, 01/01/21	12,539
17,562	3.880%, 09/01/21	19,404
35,154	3.890%, 08/01/20 - 09/01/21	38,727
6,992	3.915%, 10/01/20	7,715
6,642	3.920%, 09/01/21	7,329
18,832	3.930%, 07/01/20 - 01/01/21	20,806
10,000	3.940%, 07/01/21	11,048
15,000	3.950%, 07/01/20	16,575
9,899	3.960%, 08/01/20	10,955
6,361	3.970%, 06/01/21	7,038
10,000	3.980%, 11/01/16	10,404
5,441	3.990%, 07/01/21	6,033
30,860	4.000%, 04/01/20 - 07/01/42	32,919
6,700	4.020%, 06/01/21	7,429
6,770	4.050%, 01/01/21 - 08/01/21	7,528
9,667	4.060%, 07/01/21	10,762
31,628	4.066%, 07/01/20	35,310
18,000	4.070%, 10/01/21	20,048
6,887	4.100%, 06/01/21	7,679
23,418	4.130%, 11/01/19 - 08/01/21	26,124
17,445	4.160%, 03/01/21	19,526
18,977	4.180%, 12/01/19 - 09/01/23	21,042
5,500	4.190%, 06/01/21	6,168
20,697	4.240%, 11/01/19 - 06/01/21	23,272
17,600	4.250%, 04/01/21	19,798
31,360	4.260%, 12/01/19 - 07/01/21	35,272
19,013	4.281%, 01/01/20	21,336
9,824	4.291%, 06/01/21	11,127
7,805	4.300%, 08/01/20 - 04/01/21	8,794
8,744	4.301%, 01/01/21	9,827
9,767	4.317%, 07/01/21	11,073
12,293	4.330%, 02/01/21 - 04/01/21	13,880
18,000	4.340%, 06/01/21	20,350
14,808	4.350%, 04/01/20	16,724
2,829	4.355%, 03/01/20	3,186
15,000	4.360%, 05/01/21	16,974
34,467	4.369%, 02/01/20 - 04/01/20	39,050
24,259	4.380%, 01/01/21	27,455
7,600	4.390%, 05/01/21	8,613
61,500	4.399%, 02/01/20	69,743
2,800	4.400%, 02/01/20	3,166
4,271	4.450%, 01/01/21	4,850
9,000	4.480%, 06/01/21	10,254
27,500	4.500%, 08/01/21	31,371
21,240	4.530%, 12/01/19	24,483
3,350	4.540%, 01/01/20	3,811
11,405	4.552%, 08/01/26	12,771
12,676	4.640%, 01/01/21	14,506

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
11,680	4.665%, 12/01/26	13,271
10,753	4.762%, 08/01/26	12,348
6,843	4.766%, 08/01/26	7,858
3,420	5.000%, 04/01/31 - 12/01/32	3,841
8,890	5.240%, 05/01/17	9,845
7,697	5.500%, 03/01/17 - 06/01/39	8,187
9,967	6.000%, 02/01/36 - 11/01/48	10,730
5,051	6.500%, 04/01/36 - 05/01/37	5,760
3,532	7.000%, 02/01/36 - 01/01/38	3,996
191	7.500%, 10/01/37	219
941	8.000%, 11/01/37	1,086
117	10.890%, 04/15/19	129
	Government National Mortgage Association II, 30 Year, Single Family,
5,987	5.500%, 09/20/39	6,549
38,760	6.000%, 03/20/28 - 08/20/39	42,260
2,300	6.500%, 07/20/29	2,598
1,232	7.000%, 08/20/38	1,414
164	7.500%, 02/20/28 - 09/20/28	202
311	8.000%, 12/20/25 - 09/20/28	381
142	8.500%, 03/20/25 - 05/20/25	166
	Government National Mortgage Association II, Other,
4,982	4.462%, 05/20/63	5,621
439	6.000%, 11/20/38	472
	Government National Mortgage Association, 15 Year, Single Family,
120	6.000%, 10/15/17	126
116	6.500%, 06/15/17	124
144	8.000%, 01/15/16	149
	Government National Mortgage Association, 30 Year, Single Family,
7,325	5.500%, 04/15/33 - 09/15/34	8,210
259	6.000%, 11/15/28	291
5,462	6.500%, 01/15/24 - 12/15/35	6,277
9,822	7.000%, 08/15/23 - 04/15/37	11,826
1,972	7.500%, 11/15/22 - 10/15/37	2,270
53	8.000%, 05/15/22 - 08/15/28	57
20	8.500%, 03/15/17 - 11/15/17	21
44	9.000%, 08/15/16 - 11/15/24	48
2,553	9.500%, 09/15/18 - 12/15/25	2,916
9	12.000%, 11/15/19	9

	Total Mortgage Pass-Through Securities (Cost $4,327,788)	4,441,976

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,410	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	4,345
2,675	State of California, Build America Bonds, GO, 7.300%, 10/01/39	3,719

		8,064

	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	5,492

	New York — 0.2%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	3,023
12,225	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	14,683
24,205	Port Authority of New York & New Jersey, Taxable Consolidated 174, Rev., 4.458%, 10/01/62	23,845

		41,551

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	17,306
10,678	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	10,880

		28,186

	Total Municipal Bonds (Cost $75,682)	83,293

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
Supranational — 0.2%
26,360	African Development Bank, 8.800%, 09/01/19	35,181
9,103	Corp. Andina de Fomento, 3.750%, 01/15/16	9,661
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,248

	Total Supranational (Cost $53,177)	54,090

U.S. Government Agency Securities — 2.4%
6,455	Federal Farm Credit Bank, 5.125%, 11/15/18	7,702
11,000	Federal Home Loan Bank, 5.500%, 07/15/36	14,258
	Federal Home Loan Mortgage Corp.,
4,000	5.125%, 11/17/17	4,708
14,650	5.500%, 08/23/17	17,385
	Federal National Mortgage Association,
10,000	Zero Coupon, 07/05/14	9,935
26,500	Zero Coupon, 06/01/17	25,282
9,700	5.375%, 06/12/17	11,417
	Federal National Mortgage Association STRIPS,
11,500	11/15/21	9,246
9,000	05/15/30	4,765
	Financing Corp. Fico,
3,910	Zero Coupon, 11/30/17	3,691
1,882	Zero Coupon, 04/06/18	1,783
59,540	05/11/18	56,312
6,281	Zero Coupon, 08/03/18	5,874
2,000	Zero Coupon, 03/07/19	1,824
26,800	Zero Coupon, 04/05/19	24,091
30,760	Zero Coupon, 09/26/19	27,366
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,355
5,741	Zero Coupon, 04/01/16	5,516
13,319	Zero Coupon, 04/01/19	12,041
	Residual Funding Corp. STRIPS,
90,650	Zero Coupon, 10/15/19	81,261
241,750	Zero Coupon, 07/15/20	211,523
56,600	Zero Coupon, 10/15/20	49,021
22,000	Zero Coupon, 01/15/21	18,852
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,106
9,195	5.250%, 09/15/39	11,148
9,500	5.500%, 07/18/17	11,181
550	5.500%, 06/15/38	687
7,000	5.880%, 04/01/36	9,114
	Tennessee Valley Authority STRIPS,
4,138	12/15/17	3,838
7,506	01/15/19	6,848
12,000	Zero Coupon, 05/01/19	10,697
17,900	Zero Coupon, 11/01/25	11,648
2,500	Zero Coupon, 06/15/35	1,013

	Total U.S. Government Agency Securities (Cost $668,970)	677,488

U.S. Treasury Obligations — 23.0%
	U.S. Treasury Bonds,
87,600	4.500%, 02/15/36	107,981
7,650	4.500%, 05/15/38	9,444
2,000	4.500%, 08/15/39	2,475
38,325	4.750%, 02/15/37	48,918
23,500	5.000%, 05/15/37	31,027
650	5.250%, 11/15/28	854
4,000	5.250%, 02/15/29	5,263
6,900	5.375%, 02/15/31	9,292
14,350	5.500%, 08/15/28	19,301
4,300	6.000%, 02/15/26	5,955

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
4,550	6.125%, 11/15/27	6,447
2,500	6.125%, 08/15/29	3,595
7,650	6.250%, 05/15/30	11,199
4,750	6.375%, 08/15/27	6,865
7,550	6.500%, 11/15/26	10,952
7,300	6.625%, 02/15/27	10,726
7,800	6.750%, 08/15/26	11,517
6,620	7.125%, 02/15/23	9,607
16,490	7.250%, 08/15/22 (m)	23,907
56,392	7.500%, 11/15/16 (m)	69,556
8,717	7.875%, 02/15/21 (m)	12,657
8,000	8.000%, 11/15/21	11,897
16,650	8.125%, 05/15/21	24,641
48,180	8.500%, 02/15/20	70,076
25,150	8.750%, 05/15/20	37,275
73,089	8.750%, 08/15/20	109,194
141,750	8.875%, 08/15/17 (m)	188,970
30,200	11.250%, 02/15/15	35,801
	U.S. Treasury Bonds STRIPS,
8,855	02/15/14 (m)	8,846
44,062	08/15/14 (m)	43,947
33,961	11/15/14	33,833
23,209	02/15/15 (m)	23,085
5,535	02/15/15	5,507
9,895	05/15/15	9,831
27	08/15/15	27
38,361	11/15/15	37,961
7,010	11/15/15	6,938
94,812	02/15/16 (m)	93,571
42,950	05/15/16	42,267
68,427	08/15/16	67,104
55,981	11/15/16	54,683
118,866	02/15/17	115,572
40,461	08/15/17	38,998
90,980	11/15/17	87,277
35,450	02/15/18	33,813
29,500	05/15/18	27,979
56,581	08/15/18	53,365
11,897	02/15/19	11,072
85,365	05/15/19 (m)	78,879
182,720	08/15/19	167,626
18,000	02/15/20	16,241
453,096	05/15/20 (m)	405,228
4,550	05/15/20	4,076
196,150	08/15/20 (m)	173,965
13,125	11/15/20	11,538
39,925	02/15/21	34,730
107,200	05/15/21	92,422
46,300	08/15/21	39,538
106,325	11/15/21	89,853
42,408	02/15/22	35,501
6,000	05/15/22	4,974
7,869	02/15/23	6,323
22,000	05/15/23	17,499
1,200	02/15/24	924
7,000	05/15/24	5,331
12,925	08/15/24	9,731
20,400	11/15/24	15,185
5,800	02/15/25	4,270
2,700	05/15/25	1,965
13,100	02/15/26	9,222
22,300	05/15/26	15,527

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
16,289	08/15/26	11,201
99,050	11/15/26	67,323
173,600	02/15/27	116,661
22,925	05/15/27	15,240
41,800	08/15/27	27,446
75,650	11/15/27	49,131
75,284	02/15/28	48,350
11,300	05/15/28	7,175
8,900	08/15/28	5,594
34,300	11/15/28	21,325
41,115	02/15/29	25,278
3,200	05/15/29	1,947
21,200	08/15/29	12,764
16,120	11/15/29	9,612
102,900	02/15/30	60,687
44,000	05/15/30	25,681
33,550	08/15/30	19,378
20,000	11/15/30	11,428
12,100	02/15/31	6,837
27,375	05/15/31	15,313
14,125	08/15/31	7,817
15,400	11/15/31	8,437
20,925	02/15/32	11,340
7,750	05/15/32	4,166
1,700	08/15/32	904
42,750	11/15/32	22,534
49,850	05/15/33	25,744
23,375	08/15/33	11,950
43,275	11/15/33	21,891
28,675	02/15/34	14,357
14,050	05/15/34	6,975
28,050	08/15/34	13,780
24,100	11/15/34	11,732
42,000	02/15/35	20,223
18,600	05/15/35	8,873
1,700	08/15/35	803
1,175	05/15/36	539
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	5,669
10,109	3.625%, 04/15/28 (m)	21,337
	U.S. Treasury Inflation Indexed Notes,
4,000	0.125%, 04/15/16	4,363
25,000	0.500%, 04/15/15	27,616
4,750	1.125%, 01/15/21	5,658
23,000	1.250%, 04/15/14	25,683
18,000	2.000%, 01/15/14	22,993
	U.S. Treasury Notes,
2,373	0.875%, 01/31/18	2,361
23,180	1.000%, 11/30/19	22,566
25,000	1.250%, 02/15/14	25,197
25,000	1.250%, 04/15/14	25,236
189,040	1.375%, 11/30/18	191,093
7,000	1.375%, 12/31/18	7,069
44,200	1.500%, 08/31/18	45,084
45,500	1.750%, 03/31/14	46,103
18,700	1.750%, 10/31/18	19,292
44,000	1.875%, 02/28/14	44,569
24,000	1.875%, 04/30/14	24,375
25,000	2.000%, 04/30/16	26,072
24,520	2.125%, 12/31/15	25,591
10,000	2.125%, 08/15/21	10,223
7,290	2.250%, 01/31/15	7,530

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)
	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
2,000	2.250%, 11/30/17	2,117
20,000	2.375%, 10/31/14	20,602
46,000	2.375%, 02/28/15	47,669
1,710	2.500%, 03/31/15	1,779
69,900	2.625%, 07/31/14	71,877
111,500	2.625%, 12/31/14	115,677
37,520	2.625%, 04/30/16	39,806
26,000	2.625%, 01/31/18	27,974
89,700	2.625%, 08/15/20	96,028
30,000	2.625%, 11/15/20	32,046
20,500	2.750%, 10/31/13	20,722
2,500	2.750%, 11/30/16	2,680
113,675	2.750%, 05/31/17 (m)	122,485
24,140	2.750%, 12/31/17	26,096
30,610	2.875%, 03/31/18	33,312
154,500	3.125%, 10/31/16	167,488
20,000	3.125%, 01/31/17	21,752
143,855	3.125%, 04/30/17	156,937
206,292	3.125%, 05/15/19	228,323
44,500	3.125%, 05/15/21	49,009
241,850	3.250%, 12/31/16 (m)	263,843
77,000	3.250%, 03/31/17	84,291
3,000	3.375%, 07/31/13	3,016
17,150	3.375%, 11/15/19	19,276
29,000	3.500%, 02/15/18	32,387
73,000	3.500%, 05/15/20	82,627
2,100	3.625%, 02/15/20	2,395
19,000	3.625%, 02/15/21	21,653
22,000	4.000%, 02/15/15	23,386
9,400	4.250%, 08/15/13	9,479
72,800	4.250%, 11/15/17	83,424
5,400	4.500%, 11/15/15	5,938
3,000	4.500%, 02/15/16	3,325
55,060	4.500%, 05/15/17	63,039
9,500	4.625%, 02/15/17	10,854
113,640	4.750%, 08/15/17	132,036

	Total U.S. Treasury Obligations (Cost $6,017,221)	6,443,080

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Investment Trusts (REITs) — 0.2%
	Invitation Homes,
12,970	VAR, 0.500%, 03/15/15 (i)	12,905
45,030	VAR, 3.750%, 03/15/15	44,805
	Total Loan Assignments (Cost $58,000)	57,710

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
371,496	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $371,496)	371,496

	Total Investments — 100.9% (Cost $27,000,927)	28,252,728
	Liabilities in Excess of Other Assets — (0.9)%	(262,105)

	NET ASSETS — 100.0%	$27,990,623

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ARM	—	Adjustable Rate Mortgage.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation.
ESOP	—	Employee Stock Ownership Program.
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation.
HB	—	High Coupon Bonds (a.k.a. “Ioettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The principal shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit.
Rev.	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,380,975
Aggregate gross unrealized depreciation	(129,174)

Net unrealized appreciation/depreciation	$1,251,801

Federal income tax cost of investments	$27,000,927

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,089,860	$650,705		$1,740,565
Collateralized Mortgage Obligations
Agency CMO	—	5,353,251	148,861		5,502,112
Non-Agency CMO	—	1,915,698	502,129		2,417,827

Total Collateralized Mortgage Obligations	—	7,268,949	650,990		7,919,939

Commercial Mortgage-Backed Securities	—	1,027,334	279,112		1,306,446
Corporate Bonds
Consumer Discretionary	—	375,778	—		375,778
Consumer Staples	—	250,428	—		250,428
Energy	—	402,753	—		402,753
Financials	—	2,408,896	1,507		2,410,403
Health Care	—	137,982	—		137,982
Industrials	—	276,383	26,563		302,946
Information Technology	—	267,777	—		267,777
Materials	—	122,807	—		122,807
Telecommunication Services	—	299,524	—		299,524
Utilities	—	446,326	—		446,326

Total Corporate Bonds	—	4,988,654	28,070		5,016,724

Foreign Government Securities	—	139,921	—		139,921
Mortgage Pass-Through Securities	—	4,436,355	5,621		4,441,976
Municipal Bonds	—	83,293	—		83,293
Supranational	—	54,090	—		54,090
U.S. Government Agency Securities	—	677,488	—		677,488
U.S. Treasury Obligations	—	6,443,080	—		6,443,080
Loan Assignment Financials	—	44,805	12,905		57,710
Short-Term Investment
Investment Company	371,496	—	—		371,496

Total Investments in Securities	$371,496	$26,253,829	$1,627,403	*	$28,252,728

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $1,627,403,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund

	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$606,519	$(588)	$(91,946)	$1,034	$79,704	$(92,032)	$148,014	$—	$650,705
Collateralized Mortgage Obligations
Agency CMO	290,526	—	(159,063)	(10)	4,480	(8,370)	21,298	—	148,861
Non-Agency CMO	509,663	(24)	(98,568)	(3)	66,032	(33,600)	58,629	—	502,129
Commercial Mortgage-Backed Securities	341,188	—	(43,715)	(5)	220	(24,845)	6,269	—	279,112
Corporate Bonds-Financials	1,523	—	(16)	—	—	—	—	—	1,507
Corporate Bonds-Industrials	27,323	—	(4,125)	(3)	3,858	(490)	—	—	26,563
Corporate Bonds-Telecommunication Services	11,389	—	(11,389)	—	—	—	—	—	—
Mortgage Pass-Through Securities	33,207	—	(33,277)	— (a)	5,691	—	—	—	5,621
Loan Assignment-Financials	—	—	(65)	—	12,970	—	—	—	12,905

Total	$1,821,338	$(612)	$(442,164)	$1,013	$172,955	$(159,337)	$234,210	$—	$1,627,403

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3) was approximately $(442,164,000).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.4%
2,183	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.993%, 12/27/22 (e)	2,208
	Accredited Mortgage Loan Trust,
1,337	Series 2006-1, Class A3, VAR, 0.373%, 04/25/36	1,299
1,134	Series 2006-2, Class A3, VAR, 0.343%, 09/25/36	1,110
	Ally Auto Receivables Trust,
565	Series 2010-3, Class A4, 1.550%, 08/17/15	569
88	Series 2011-1, Class A3, 1.380%, 01/15/15	88
444	Series 2012-1, Class A4, 1.210%, 07/15/16	448
6,242	Series 2012-3, Class A3, 0.850%, 08/15/16	6,265
7,016	Series 2012-4, Class A3, 0.590%, 01/17/17	7,016
	American Credit Acceptance Receivables Trust,
2,675	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	2,690
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	959
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,703
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	2,993
	AmeriCredit Automobile Receivables Trust,
353	Series 2012-1, Class A3, 1.230%, 09/08/16	356
1,244	Series 2012-3, Class A3, 0.960%, 01/09/17	1,250
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,189
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
779	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	779
216	Series 2003-13, Class AF6, SUB, 4.962%, 01/25/34	215
10	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	10
3,925	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e) (i)	3,925
	Bear Stearns Asset-Backed Securities Trust,
733	Series 2003-SD2, Class 2A, VAR, 2.959%, 06/25/43	748
962	Series 2006-SD1, Class A, VAR, 0.563%, 04/25/36	902
1,409	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,404
4,145	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	4,143
	CarNow Auto Receivables Trust,
62	Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	62
4,006	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,005
	Centex Home Equity Loan Trust,
319	Series 2001-B, Class A6, 6.360%, 07/25/32	321
431	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	447
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	134
859	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	896
1,667	CFC LLC, Series 2013-1A, Class B, 3.640%, 11/15/18 (e)	1,667
	Chase Funding Trust,
277	Series 2003-5, Class 1A4, 4.396%, 02/25/30	277
341	Series 2003-6, Class 1A4, 4.499%, 11/25/34	345
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,701
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	947
	CNH Equipment Trust,
754	Series 2011-B, Class A3, 0.910%, 08/15/16	756
2,232	Series 2012-B, Class A3, 0.860%, 09/15/17	2,241
1,896	Series 2012-C, Class A3, 0.570%, 12/15/17	1,892
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	4,995
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,825
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.753%, 04/25/34	289
590	Series 2004-1, Class M1, VAR, 0.943%, 03/25/34	556
164	Series 2004-1, Class M2, VAR, 1.018%, 03/25/34	158

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
1,539		Series 2004-6, Class M1, VAR, 0.793%, 10/25/34	1,348
132		Series 2004-13, Class MV8, VAR, 1.893%, 01/25/35 (i)	1
463		Series 2006-20, Class 2A2, VAR, 0.313%, 04/25/47	461
160		Series 2006-23, Class 2A2, VAR, 0.303%, 05/25/37	160
		CPS Auto Receivables Trust,
402		Series 2012-A, Class A, 2.780%, 06/17/19 (e)	410
4,803		Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,873
1,166		Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,164
		CPS Auto Trust,
1,586		Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,604
962		Series 2012-D, Class A, 1.480%, 03/16/20 (e)	965
		Credit Acceptance Auto Loan Trust,
565		Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	573
3,708		Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,735
91		Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	101
635		Discover Card Execution Note Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	636
368		Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (i)	523
951		DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	951
672		Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	678
		Exeter Automobile Receivables Trust,
2,090		Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,111
2,510		Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	2,506
		Federal National Mortgage Association REMIC Trust,
32		Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	33
70		Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	70
305		First Frankin Mortgage Loan Trust, Series 2005-FF9, Class A3, VAR, 0.473%, 10/25/35	305
3,000		First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,979
3,500		Flagship Credit Auto Trust, Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,536
500		Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	505
1,087		GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,117
		HLSS Servicer Advance Receivables Backed Notes,
3,000		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,057
1,296		Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	1,300
1,296		Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,321
1,250		Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,297
1,000		Series 2012-T2, Class D1, 3.960%, 10/15/43 (e)	1,008
505		Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	512
449		Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	455
750		Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	750
397		Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	405
84		Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	85
		HSBC Home Equity Loan Trust,
–	(h)	Series 2005-2, Class A1, VAR, 0.468%, 01/20/35	—	(h)
667		Series 2005-2, Class M1, VAR, 0.658%, 01/20/35	659
667		Series 2005-2, Class M2, VAR, 0.688%, 01/20/35	637
		HSBC Home Equity Loan Trust USA,
250		Series 2006-1, Class A1, VAR, 0.358%, 01/20/36	245
588		Series 2006-2, Class A1, VAR, 0.348%, 03/20/36	582
574		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	578
12		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	12
1,455		Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,513
736		Series 2007-3, Class APT, VAR, 1.398%, 11/20/36	735
582		Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	584

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Hyundai Auto Receivables Trust,
272	Series 2012-A, Class A4, 0.950%, 12/15/16	274
3,051	Series 2012-B, Class A3, 0.620%, 09/15/16	3,055
6,365	John Deere Owner Trust, Series 2012-B, Class A3, 0.530%, 07/15/16	6,363
	KGS-Alpha Capital Markets LP,
48,078	VAR, 0.739%, 08/25/38	2,133
47,455	Series 2012-4, VAR, 0.885%, 09/25/37	2,580
29,559	Series 2013-2, VAR, 1.317%, 03/25/39	1,908
667	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.543%, 07/25/34 (e)	660
	Long Beach Mortgage Loan Trust,
131	Series 2004-1, Class M3, VAR, 1.243%, 02/25/34	122
45	Series 2004-5, Class M6, VAR, 2.693%, 09/25/34 (i)	4
	Mid-State Capital Corp. Trust,
209	Series 2005-1, Class A, 5.745%, 01/15/40	234
2,068	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,192
2,896	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,886
1,157	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,174
662	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.443%, 03/25/33	471
1,547	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,551
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.069%, 11/25/33	1,020
610	Series 2005-1, Class M1, VAR, 0.643%, 03/25/35	591
2,176	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 0.873%, 09/25/34	2,142
1,321	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,313
1,121	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.623%, 09/25/35	1,118
	Resort Finance Timeshare Receivables Trust,
1,297	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	1,297
2,728	Series 2012-2, 5.750%, 09/05/18 (i)	2,728
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,620
659	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	649
1,113	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.660%, 08/15/16 (e)	1,118
	Santander Drive Auto Receivables Trust,
260	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	261
263	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	265
411	Series 2012-1, Class A3, 1.490%, 10/15/15	414
533	Series 2012-2, Class A3, 1.220%, 12/15/15	536
536	Series 2012-3, Class A3, 1.080%, 04/15/16	538
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,502
1,911	Series 2012-5, Class A3, 0.830%, 12/15/16	1,915
288	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.933%, 01/25/36	195
1,171	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	1,178
2,100	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.273%, 06/25/37	1,843
6,150	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e) (i)	6,177
2,250	Springleaf Funding Trust, Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,228
	Stanwich Mortgage Loan Co. LLC,
2,608	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	2,613
3,416	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	3,421
5,612	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	5,616
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.559%, 02/25/15	5,000
615	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.463%, 06/25/35	614
27	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.283%, 06/25/37	25

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
1,341		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.599%, 10/15/15 (e)	1,367
193		Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	209
1,500		Unipac IX LLC, 13.000%, 04/11/13 (i)	1,494
		United Auto Credit Securitization Trust,
983		Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	983
2,500		Series 2012-1, Class B, 1.870%, 09/15/15 (e)	2,501
1,560		USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	1,557
3,300		Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	3,313
1,000		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A4, 1.150%, 07/20/18	1,010
		VOLT LLC
1,203		Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	1,217
1,000		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	1,005
		Westgate Resorts LLC,
769		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	790
3,020		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,058
2,633		World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,637
1,508		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,514

		Total Asset-Backed Securities (Cost $215,624)	218,062

Collateralized Mortgage Obligations — 16.5%
		Agency CMO — 10.6%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
147		Series 23, Class KZ, 6.500%, 11/25/23	168
1,007		Series 24, Class J, 6.250%, 11/25/23	1,047
182		Series 31, Class Z, 8.000%, 04/25/24	209
		Federal Home Loan Mortgage Corp. REMIC,
14		Series 11, Class D, 9.500%, 07/15/19	15
11		Series 38, Class D, 9.500%, 05/15/20	13
5		Series 81, Class A, 8.125%, 11/15/20	6
14		Series 84, Class F, 9.200%, 10/15/20	16
7		Series 109, Class I, 9.100%, 01/15/21	7
2		Series 198, Class Z, 8.500%, 09/15/22	2
97		Series 1316, Class Z, 8.000%, 06/15/22	111
32		Series 1343, Class LB, 7.500%, 08/15/22	37
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	17
70		Series 1456, Class Z, 7.500%, 01/15/23	79
458		Series 1543, Class VN, 7.000%, 07/15/23	522
–	(h)	Series 1556, Class H, 6.500%, 08/15/13	—	(h)
338		Series 1577, Class PV, 6.500%, 09/15/23	352
2		Series 1595, Class D, 7.000%, 10/15/13	2
809		Series 1608, Class L, 6.500%, 09/15/23	906
769		Series 1611, Class Z, 6.500%, 11/15/23	881
745		Series 1628, Class LZ, 6.500%, 12/15/23	829
334		Series 1630, Class PK, 6.000%, 11/15/23	372
1,000		Series 1671, Class I, 7.000%, 02/15/24	1,128
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	18
67		Series 1695, Class G, HB, IF , 27.088%, 03/15/24	108
44		Series 1710, Class GB, HB, IF, 40.811%, 04/15/24	88
169		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	42
85		Series 2022, Class PE, 6.500%, 01/15/28	97
649		Series 2033, Class K, 6.050%, 08/15/23	709
531		Series 2036, Class PG, 6.500%, 01/15/28	597
84		Series 2089, Class PJ, IO, 7.000%, 10/15/28	11
1,618		Series 2091, Class PG, 6.000%, 11/15/28	1,815
1,150		Series 2113, Class MW, 6.500%, 01/15/29	1,293
359		Series 2116, Class ZA, 6.000%, 01/15/29	403
109		Series 2148, Class ZA, 6.000%, 04/15/29	123
248		Series 2201, Class C, 8.000%, 11/15/29	293
46		Series 2261, Class ZY, 7.500%, 10/15/30	54
568		Series 2293, Class ZA, 6.000%, 03/15/31	637
22		Series 2297, Class NB, 6.000%, 03/15/16	23
89		Series 2310, Class Z, 6.000%, 04/15/31	97
37		Series 2313, Class LA, 6.500%, 05/15/31	43
333		Series 2325, Class JO, PO, 06/15/31	322
885		Series 2330, Class PE, 6.500%, 06/15/31	910

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
172	Series 2344, Class QG, 6.000%, 08/15/16	181
212	Series 2345, Class PQ, 6.500%, 08/15/16	218
148	Series 2368, Class TG, 6.000%, 10/15/16	156
336	Series 2394, Class MC, 6.000%, 12/15/16	356
128	Series 2399, Class PG, 6.000%, 01/15/17	135
300	Series 2410, Class QB, 6.250%, 02/15/32	333
3,066	Series 2427, Class GE, 6.000%, 03/15/32	3,452
2,126	Series 2430, Class WF, 6.500%, 03/15/32	2,431
453	Series 2466, Class DH, 6.500%, 06/15/32	498
1,442	Series 2530, Class SK, IF, IO, 7.901%, 06/15/29	300
159	Series 2534, Class SI, HB, IF , 20.542%, 02/15/32	233
1,355	Series 2543, Class YX, 6.000%, 12/15/32	1,523
709	Series 2557, Class HL, 5.300%, 01/15/33	774
1,171	Series 2586, Class IO, IO, 6.500%, 03/15/33	269
344	Series 2594, Class IV, IO, 7.000%, 03/15/32	46
36	Series 2602, Class BX, 3.500%, 12/15/22	37
934	Series 2610, Class UI, IO, 6.500%, 05/15/33	153
1,211	Series 2613, Class H, 4.500%, 05/15/18	1,278
931	Series 2617, Class GR, 4.500%, 05/15/18	990
1,745	Series 2636, Class Z, 4.500%, 06/15/18	1,841
760	Series 2641, Class SK, IF, IO, 6.951%, 01/15/18	29
84	Series 2643, Class SA, HB, IF , 44.205%, 03/15/32	179
97	Series 2650, Class PO, PO, 12/15/32	97
98	Series 2650, Class SO, PO, 12/15/32	98
375	Series 2656, Class AC, 6.000%, 08/15/33	419
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,461
1,238	Series 2699, Class W, 5.500%, 11/15/33	1,336
716	Series 2707, Class KA, 4.500%, 11/15/18	749
114	Series 2707, Class KJ, 5.000%, 11/15/18	119
2,538	Series 2708, Class N, 4.000%, 11/15/18	2,647
705	Series 2733, Class SB, IF, 7.831%, 10/15/33	784
71	Series 2736, Class PD, 5.000%, 03/15/32	72
57	Series 2755, Class SA, IF, 13.802%, 05/15/30	61
664	Series 2756, Class NA, 5.000%, 02/15/24	717
1,992	Series 2764, Class OE, 4.500%, 03/15/19	2,137
175	Series 2764, Class S, IF, 13.252%, 07/15/33	212
135	Series 2779, Class SM, IF, IO, 6.951%, 10/15/18	6
1,039	Series 2801, Class JN, 5.000%, 06/15/33	1,082
1,745	Series 2843, Class BC, 5.000%, 08/15/19	1,891
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,108
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,711
1,413	Series 2864, Class NS, IF, IO, 6.901%, 09/15/34	139
12	Series 2888, Class IN, IO, 5.000%, 10/15/18	—	(h)
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,828
425	Series 2934, Class CI, 5.000%, 01/15/34	438
1,167	Series 2980, Class QA, 6.000%, 05/15/35	1,307
100	Series 2980, Class QB, 6.500%, 05/15/35	114
1,084	Series 2989, Class TG, 5.000%, 06/15/25	1,183
218	Series 2990, Class SL, HB, IF , 23.763%, 06/15/34	310
2,561	Series 2994, Class SC, IF, IO, 5.401%, 02/15/33	239
462	Series 2995, Class FT, VAR, 0.449%, 05/15/29	461
1,943	Series 3005, Class ED, 5.000%, 07/15/25	2,147
158	Series 3005, Class PV, IF, 12.416%, 10/15/33	185
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,352
403	Series 3031, Class BN, HB, IF , 21.098%, 08/15/35	488
982	Series 3059, Class B, 5.000%, 02/15/35	1,070
989	Series 3062, Class HE, 5.000%, 01/15/34	1,020

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
707	Series 3064, Class OG, 5.500%, 06/15/34	737
62	Series 3068, Class AO, PO, 01/15/35	62
568	Series 3117, Class EO, PO, 02/15/36	533
228	Series 3134, Class PO, PO, 03/15/36	216
251	Series 3138, Class PO, PO, 04/15/36	238
439	Series 3151, Class PD, 6.000%, 11/15/34	449
874	Series 3152, Class MO, PO, 03/15/36	827
830	Series 3184, Class YO, PO, 03/15/36	737
5,344	Series 3187, Class Z, 5.000%, 07/15/36	5,816
1,097	Series 3189, Class PC, 6.000%, 08/15/35	1,150
2,900	Series 3201, Class IN, IF, IO, 6.051%, 08/15/36	277
3,932	Series 3202, Class HI, IF, IO, 6.451%, 08/15/36	573
213	Series 3219, Class OD, 6.000%, 06/15/33	215
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,699
1,292	Series 3274, Class B, 6.000%, 02/15/37	1,415
462	Series 3292, Class DO, PO, 03/15/37	438
2,486	Series 3305, Class IW, IF, IO, 6.251%, 04/15/37	460
81	Series 3306, Class TB, IF, 2.949%, 04/15/37	80
71	Series 3306, Class TC, IF, 2.409%, 04/15/37	70
288	Series 3331, Class PO, PO, 06/15/37	273
14	Series 3336, Class GD, 5.000%, 04/15/36	14
501	Series 3383, Class OP, PO, 11/15/37	478
985	Series 3531, Class SM, IF, IO, 5.901%, 05/15/39	134
183	Series 3542, Class TN, IF, 6.000%, 07/15/36	195
317	Series 3546, Class A, VAR, 2.719%, 02/15/39	322
867	Series 3572, Class JS, IF, IO, 6.601%, 09/15/39	137
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,277
2,147	Series 3609, Class SA, IF, IO, 6.141%, 12/15/39	364
792	Series 3610, Class CA, 4.500%, 12/15/39	850
381	Series 3611, Class PO, PO, 07/15/34	359
132	Series 3620, Class TV, 5.500%, 12/15/20	132
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,728
791	Series 3653, Class HJ, 5.000%, 04/15/40	849
1,810	Series 3662, Class PJ, 5.000%, 04/15/40	2,032
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,956
786	Series 3688, Class GT, VAR, 7.177%, 11/15/46	957
1,420	Series 3737, Class DG, 5.000%, 10/15/30	1,558
2,162	Series 3747, Class HI, IO, 4.500%, 07/15/37	164
1,452	Series 3819, Class ZQ, 6.000%, 04/15/36	1,599
1,480	Series 3827, Class BD, 4.000%, 08/15/39	1,556
1,049	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,120
1,009	Series 3855, Class AM, 6.500%, 11/15/36	1,148
1,051	Series 3890, Class ET, 5.500%, 11/15/23	1,159
1,633	Series 3895, Class PW, 4.500%, 07/15/41	1,803
6,992	Series 4030, Class IL, IO, 3.500%, 04/15/27	832
11,230	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,764
	Federal Home Loan Mortgage Corp. STRIPS,
491	Series 186, Class PO, PO, 08/01/27	444
9,686	Series 262, Class 35, 3.500%, 07/15/42	9,822
4,142	Series 279, Class 35, 3.500%, 09/15/42	4,408
745	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.392%, 10/25/37	749
	Federal National Mortgage Association Grantor Trust,
38,909	Series 2001-T12, Class IO, IO, VAR, 0.544%, 08/25/41	385
1,293	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,507
1,022	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,223
799	Series 2002-T4, Class A2, 7.000%, 12/25/41	914
1,547	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,855
74,775	Series 2002-T4, Class IO, IO, VAR, 0.427%, 12/25/41	570
785	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	902
521	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	608

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
613	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	728
9,746	Series 2004-T3, Class 1IO4, IO, VAR, 0.593%, 02/25/44	146
	Federal National Mortgage Association REMIC Trust,
742	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	864
7,764	Series 2002-W10, Class IO, IO, VAR, 0.953%, 08/25/42	75
14,158	Series 2002-W7, Class IO1, IO, VAR, 0.925%, 06/25/29	154
306	Series 2003-W4, Class 2A, VAR, 6.463%, 10/25/42	334
29,842	Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	352
1,170	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,276
7,024	Series 2009-W1, Class A, 6.000%, 12/25/49	8,126
	Federal National Mortgage Association REMIC,
9	Series 1988-13, Class C, 9.300%, 05/25/18	10
80	Series 1989-72, Class E, 9.350%, 10/25/19	91
4	Series 1989-98, Class H, 11.500%, 12/25/19	4
6	Series 1990-1, Class D, 8.800%, 01/25/20	6
7	Series 1990-110, Class H, 8.750%, 09/25/20	8
5	Series 1990-117, Class E, 8.950%, 10/25/20	5
54	Series 1991-141, Class PZ, 8.000%, 10/25/21	61
26	Series 1992-31, Class M, 7.750%, 03/25/22	29
29	Series 1992-79, Class Z, 9.000%, 06/25/22	33
18	Series 1992-101, Class J, 7.500%, 06/25/22	20
268	Series 1992-188, Class PZ, 7.500%, 10/25/22	306
298	Series 1992-200, Class SK, HB, IF , 23.199%, 11/25/22	465
23	Series 1993-23, Class PZ, 7.500%, 03/25/23	26
176	Series 1993-56, Class PZ, 7.000%, 05/25/23	199
101	Series 1993-60, Class Z, 7.000%, 05/25/23	113
201	Series 1993-79, Class PL, 7.000%, 06/25/23	228
332	Series 1993-141, Class Z, 7.000%, 08/25/23	375
155	Series 1993-149, Class M, 7.000%, 08/25/23	179
518	Series 1993-160, Class ZA, 6.500%, 09/25/23	577
56	Series 1993-165, Class SA, IF, 19.321%, 09/25/23	83
6	Series 1993-205, Class H, PO, 09/25/23	5
53	Series 1993-247, Class SM, HB, IF , 26.560%, 12/25/23	85
58	Series 1993-255, Class E, 7.100%, 12/25/23	65
21	Series 1994-1, Class L, 6.500%, 01/25/14	21
334	Series 1994-23, Class PX, 6.000%, 08/25/23	338
579	Series 1994-29, Class Z, 6.500%, 02/25/24	667
83	Series 1994-65, Class PK, PO, 04/25/24	75
382	Series 1995-4, Class Z, 7.500%, 10/25/22	438
649	Series 1995-19, Class Z, 6.500%, 11/25/23	755
93	Series 1997-11, Class E, 7.000%, 03/18/27	109
363	Series 1997-20, Class D, 7.000%, 03/17/27	414
38	Series 1997-27, Class J, 7.500%, 04/18/27	42
1,017	Series 1997-37, Class SM, IF, IO, 7.781%, 12/25/22	197
500	Series 1997-42, Class EG, 8.000%, 07/18/27	593
486	Series 1997-63, Class ZA, 6.500%, 09/18/27	546
518	Series 1998-66, Class FB, VAR, 0.543%, 12/25/28	519
957	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,151
299	Series 2000-8, Class Z, 7.500%, 02/20/30	350
390	Series 2001-4, Class PC, 7.000%, 03/25/21	426
7	Series 2001-5, Class OW, 6.000%, 03/25/16	7
471	Series 2001-14, Class Z, 6.000%, 05/25/31	529

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
616	Series 2001-16, Class Z, 6.000%, 05/25/31	690
473	Series 2001-36, Class ST, IF, IO, 8.307%, 11/25/30	105
1,358	Series 2001-72, Class SB, IF, IO, 7.307%, 12/25/31	305
2,536	Series 2001-81, Class HE, 6.500%, 01/25/32	2,849
209	Series 2002-11, Class QG, 5.500%, 03/25/17	219
152	Series 2002-19, Class SC, IF, 13.828%, 03/17/32	183
213	Series 2002-55, Class QE, 5.500%, 09/25/17	225
3,200	Series 2002-56, Class PE, 6.000%, 09/25/32	3,598
230	Series 2002-63, Class KC, 5.000%, 10/25/17	244
103	Series 2002-73, Class AN, 5.000%, 11/25/17	110
1,631	Series 2002-86, Class PG, 6.000%, 12/25/32	1,874
758	Series 2003-14, Class EH, IF, IO, 7.407%, 03/25/18	80
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,252
686	Series 2003-18, Class GT, 5.000%, 03/25/18	732
1,678	Series 2003-22, Class Z, 6.000%, 04/25/33	1,910
272	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	6
1,739	Series 2003-47, Class PE, 5.750%, 06/25/33	1,878
1,031	Series 2003-58, Class TB, 5.000%, 03/25/32	1,046
535	Series 2003-64, Class KS, IF, 9.388%, 07/25/18	594
118	Series 2003-64, Class SX, IF, 13.255%, 07/25/33	141
849	Series 2003-83, Class PG, 5.000%, 06/25/23	907
34	Series 2003-91, Class SD, IF, 12.178%, 09/25/33	40
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,046
869	Series 2003-106, Class WE, 4.500%, 11/25/22	893
139	Series 2003-109, Class TS, IF, IO, 6.907%, 08/25/22	1
28	Series 2003-128, Class KE, 4.500%, 01/25/14	28
6,548	Series 2003-128, Class NG, 4.000%, 01/25/19	6,899
555	Series 2004-8, Class GD, 4.500%, 10/25/32	569
848	Series 2004-21, Class AE, 4.000%, 04/25/19	893
488	Series 2004-53, Class NC, 5.500%, 07/25/24	538
456	Series 2004-72, Class F, VAR, 0.693%, 09/25/34	461
92	Series 2005-42, Class PS, IF, 16.517%, 05/25/35	120
301	Series 2005-51, Class MO, PO, 06/25/35	286
2,685	Series 2005-53, Class CS, IF, IO, 6.507%, 06/25/35	517
341	Series 2005-65, Class KO, PO, 08/25/35	306
4,364	Series 2005-68, Class BC, 5.250%, 06/25/35	4,785
2,963	Series 2005-72, Class WS, IF, IO, 6.557%, 08/25/35	390
792	Series 2005-84, Class XM, 5.750%, 10/25/35	887
1,723	Series 2005-87, Class PE, 5.000%, 12/25/33	1,765
269	Series 2005-90, Class ES, IF, 16.392%, 10/25/35	355
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,223
291	Series 2005-106, Class US, HB, IF, 23.858%, 11/25/35	436
264	Series 2005-116, Class PB, 6.000%, 04/25/34	281
1,451	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,598
1,408	Series 2006-20, Class IB, IF, IO, 6.397%, 04/25/36	196
508	Series 2006-22, Class AO, PO, 04/25/36	482
446	Series 2006-27, Class OH, PO, 04/25/36	426
510	Series 2006-59, Class QO, PO, 01/25/33	508
486	Series 2006-61, Class AP, 6.000%, 08/25/35	522
1,668	Series 2006-77, Class PC, 6.500%, 08/25/36	1,895
821	Series 2006-110, Class PO, PO, 11/25/36	773
103	Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	94
1,786	Series 2006-114, Class HD, 5.500%, 10/25/35	1,862
475	Series 2006-128, Class PO, PO, 01/25/37	452

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
841	Series 2007-10, Class Z, 6.000%, 02/25/37	939
986	Series 2007-22, Class SC, IF, IO, 5.887%, 03/25/37	140
17,857	Series 2007-54, Class IB, IF, IO, 6.217%, 06/25/37	3,081
372	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	51
1,069	Series 2007-71, Class GZ, 6.000%, 07/25/47	1,231
283	Series 2007-100, Class ND, 5.750%, 10/25/35	295
8,766	Series 2007-109, Class YI, IF, IO, 6.257%, 12/25/37	1,754
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,220
3,967	Series 2008-62, Class SM, IF, IO, 6.007%, 07/25/38	582
852	Series 2008-68, Class VK, 5.500%, 03/25/27	889
783	Series 2008-68, Class VN, 5.500%, 03/25/27	796
6,855	Series 2008-91, Class SI, IF, IO, 5.807%, 03/25/38	632
1,045	Series 2008-93, Class AM, 5.500%, 06/25/37	1,120
614	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	42
2,685	Series 2009-3, Class PA, 5.000%, 01/25/37	2,961
647	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	57
1,623	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	129
1,123	Series 2009-29, Class LA, VAR, 2.892%, 05/25/39	1,055
1,663	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	176
4,337	Series 2009-89, Class A1, 5.410%, 05/25/35	4,649
1,302	Series 2009-108, Class VN, 5.000%, 09/25/39	1,362
3,619	Series 2009-112, Class ST, IF, IO, 6.057%, 01/25/40	402
2,379	Series 2009-112, Class SW, IF, IO, 6.057%, 01/25/40	334
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,565
1,514	Series 2010-19, Class VA, 5.000%, 02/25/21	1,568
4,794	Series 2010-35, Class SB, IF, IO, 6.227%, 04/25/40	674
972	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	83
1,092	Series 2010-49, Class SC, IF, 12.273%, 03/25/40	1,313
671	Series 2010-64, Class DM, 5.000%, 06/25/40	741
5,113	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	858
1,336	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,521
1,039	Series 2010-111, Class AE, 5.500%, 04/25/38	1,133
1,533	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,724
1,447	Series 2011-22, Class MA, 6.500%, 04/25/38	1,637
8,773	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,204
2,571	Series 2012-132, Class US, IF, 11.751%, 12/25/42	2,633
13,515	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	2,143
24,679	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,690
25	Series G-29, Class O, 8.500%, 09/25/21	28
13	Series G92-30, Class Z, 7.000%, 06/25/22	14
29	Series G92-62, Class B, PO, 10/25/22	25
	Federal National Mortgage Association STRIPS,
2,792	Series 203, Class 2, IO, 8.000%, 02/01/23	354
467	Series 266, Class 2, IO, 7.500%, 08/01/24	74
2,745	Series 313, Class 1, PO, 06/01/31	2,650
727	Series 348, Class 30, IO, 5.500%, 12/01/18	68
685	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	66
609	Series 356, Class 42, IO, 5.500%, 12/01/19	64
1,126	Series 380, Class S36, IF, IO, 7.707%, 07/25/37	189
688	Series 383, Class 68, IO, 6.500%, 09/01/37	108
1,054	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	166
336	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	47

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association Trust,
30	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	33
402	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	434
909	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,013
83	Series 2004-W2, Class 1A3F, VAR, 0.543%, 02/25/44	83
239	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	281
597	Series 2004-W8, Class 3A, 7.500%, 06/25/44	735
972	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,114
981	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,125
	Government National Mortgage Association,
126	Series 1997-7, Class ZA, 9.000%, 05/16/27	147
29	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	35
403	Series 1999-44, Class ZG, 8.000%, 12/20/29	495
253	Series 2000-9, Class Z, 8.000%, 06/20/30	308
2,062	Series 2002-4, Class TD, 7.000%, 01/20/32	2,362
1,397	Series 2002-13, Class QA, IF, IO, 7.852%, 02/16/32	358
759	Series 2002-45, Class QE, 6.500%, 06/20/32	882
42	Series 2002-47, Class HM, 6.000%, 07/16/32	47
4,448	Series 2002-68, Class SC, IF, IO, 5.502%, 10/16/32	795
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,146
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,366
227	Series 2003-52, Class SB, IF, 11.203%, 06/16/33	244
795	Series 2003-79, Class PV, 5.500%, 10/20/23	859
3,837	Series 2003-101, Class SK, IF, IO, 6.362%, 10/17/33	734
240	Series 2004-2, Class SA, IF, 19.807%, 01/16/34	393
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,344
4,833	Series 2004-59, Class SG, IF, IO, 6.302%, 07/20/34	768
40	Series 2004-73, Class AE, IF, 14.446%, 08/17/34	50
2,357	Series 2004-86, Class SP, IF, IO, 5.902%, 09/20/34	310
1,631	Series 2004-90, Class SI, IF, IO, 5.902%, 10/20/34	236
3,241	Series 2004-105, Class SN, IF, IO, 5.902%, 12/20/34	484
74	Series 2005-3, Class SD, IF, IO, 5.902%, 01/20/31	—	(h)
1,314	Series 2005-48, Class CS, IF, IO, 6.102%, 04/20/33	45
278	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	41
4,420	Series 2006-23, Class S, IF, IO, 6.302%, 01/20/36	497
3,457	Series 2006-26, Class S, IF, IO, 6.302%, 06/20/36	497
690	Series 2006-33, Class PK, 6.000%, 07/20/36	785
442	Series 2006-59, Class PC, 5.500%, 04/20/35	455
4,780	Series 2007-7, Class EI, IF, IO, 6.002%, 02/20/37	709
2,173	Series 2007-9, Class CI, IF, IO, 6.002%, 03/20/37	327
3,518	Series 2007-16, Class KU, IF, IO, 6.452%, 04/20/37	511
272	Series 2007-17, Class JO, PO, 04/16/37	247
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,309
4,311	Series 2007-24, Class SA, IF, IO, 6.312%, 05/20/37	636
1,233	Series 2007-26, Class SC, IF, IO, 6.002%, 05/20/37	177
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,156
937	Series 2007-67, Class SI, IF, IO, 6.312%, 11/20/37	133
236	Series 2008-29, Class PO, PO, 02/17/33	223
226	Series 2008-34, Class OC, PO, 06/20/37	162
1,446	Series 2008-40, Class PS, IF, IO, 6.302%, 05/16/38	217
2,596	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	456
259	Series 2008-43, Class NA, 5.500%, 11/20/37	277
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,909

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,958	Series 2008-50, Class SA, IF, IO, 6.032%, 06/20/38	1,065
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,795
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	295
4,292	Series 2009-16, Class SJ, IF, IO, 6.602%, 05/20/37	746
2,063	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	300
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	86
3,081	Series 2009-77, Class CS, IF, IO, 6.802%, 06/16/38	460
698	Series 2009-79, Class OK, PO, 11/16/37	614
620	Series 2009-81, Class A, 5.750%, 09/20/36	693
1,237	Series 2009-83, Class TS, IF, IO, 5.902%, 08/20/39	165
2,226	Series 2009-106, Class XL, IF, IO, 6.552%, 06/20/37	299
3,189	Series 2010-4, Class SB, IF, IO, 6.302%, 08/16/39	376
322	Series 2010-14, Class DO, PO, 03/20/36	320
472	Series 2010-14, Class QP, 6.000%, 12/20/39	513
992	Series 2010-31, Class SK, IF, IO, 5.902%, 11/20/34	145
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,988
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,627
1,376	Series 2010-157, Class OP, PO, 12/20/40	1,149
5,095	Series 2013-H04, Class BA, 1.650%, 02/20/63	5,050
313	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	320
	Vendee Mortgage Trust,
951	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,105
2,417	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,835
334	Series 1999-1, Class 2Z, 6.500%, 01/15/29	391

		312,145

	Non-Agency CMO — 5.9%
434	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	442
236	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.423%, 09/25/35	229
1,898	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,885
	Alternative Loan Trust,
230	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	243
341	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	343
167	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	171
1,807	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,873
213	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	214
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	773
4,598	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,313
1,502	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,290
146	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	149
66	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	4
384	Series 2006-26CB, Class A9, 6.500%, 09/25/36	319
162	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	164
	American General Mortgage Loan Trust,
1,053	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,109
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,169
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	799
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	317
102	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.750%, 05/24/36 (e)	105
	Banc of America Alternative Loan Trust,
490	Series 2003-11, Class 2A1, 6.000%, 01/25/34	512
785	Series 2004-1, Class 1A1, 6.000%, 02/25/34	804
439	Series 2004-6, Class 4A1, 5.000%, 07/25/19	448

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,426
272	Series 2005-7, Class 30PO, PO, 11/25/35	224
1,476	Series 2005-E, Class 4A1, VAR, 2.687%, 03/20/35	1,496
	Banc of America Mortgage Trust,
1,070	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,102
483	Series 2003-4, Class 1B1, 5.500%, 06/25/33	455
190	Series 2003-7, Class A2, 4.750%, 09/25/18	196
188	Series 2004-2, Class 2A4, 5.500%, 03/25/34	179
1,116	Series 2004-3, Class 2A1, 5.500%, 04/25/34	1,145
530	Series 2004-5, Class 3A3, 5.000%, 06/25/19	547
197	Series 2004-5, Class 4A1, 4.750%, 06/25/19	204
293	Series 2004-7, Class 2A2, 5.750%, 08/25/34	300
126	Series 2004-8, Class XPO, PO, 10/25/34	106
2	Series 2004-11, Class 15PO, PO, 01/25/20	1
555	Series 2004-F, Class 1A1, VAR, 2.998%, 07/25/34	560
94	Series 2005-1, Class 15PO, PO, 02/25/20	83
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	473
615	Series 2005-1, Class 2A1, 5.000%, 02/25/20	635
549	Series 2005-8, Class A4, 5.500%, 09/25/35	553
80	Series 2005-10, Class 15PO, PO, 11/25/20	71
123	Series 2005-11, Class 15PO, PO, 12/25/20	106
	BCAP LLC Trust,
238	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	248
546	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	553
1,198	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,279
835	Series 2010-RR7, Class 16A1, VAR, 0.873%, 02/26/47 (e)	810
715	Series 2010-RR8, Class 3A3, VAR, 5.058%, 05/26/35 (e)	739
1,585	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	1,560
200	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.596%, 10/25/33	202
6	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.404%, 03/25/31	6
3,070	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	3,062
	Chase Mortgage Finance Trust,
289	Series 2003-S13, Class A2, 5.000%, 11/25/33	302
553	Series 2004-S1, Class M, VAR, 5.112%, 02/25/19	512
4,316	Series 2007-A2, Class 2A1, VAR, 3.020%, 07/25/37	4,381
	CHL Mortgage Pass-Through Trust,
165	Series 2002-22, Class A20, 6.250%, 10/25/32	173
417	Series 2003-40, Class A3, 4.500%, 10/25/18	427
535	Series 2003-50, Class A1, 5.000%, 11/25/18	550
100	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	96
739	Series 2004-3, Class A25, 5.750%, 04/25/34	712
1,341	Series 2004-4, Class A13, 5.250%, 05/25/34	1,360
918	Series 2004-5, Class 2A9, 5.250%, 05/25/34	940
928	Series 2004-8, Class 2A1, 4.500%, 06/25/19	958
646	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	662
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,131
1,071	Series 2005-22, Class 2A1, VAR, 2.997%, 11/25/35	909
280	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	293
	Citicorp Mortgage Securities, Inc.,
267	Series 2004-1, Class 3A1, 4.750%, 01/25/34	270
603	Series 2004-4, Class A4, 5.500%, 06/25/34	630
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,410

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
941	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	974
846	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	893
	Citigroup Mortgage Loan Trust, Inc.,
29	Series 2003-UST1, Class PO3, PO, 12/25/18	27
205	Series 2004-HYB4, Class AA, VAR, 0.523%, 12/25/34	198
502	Series 2004-UST1, Class A3, VAR, 2.525%, 08/25/34	510
1,616	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,600
	Credit Suisse First Boston Mortgage Securities Corp.,
236	Series 2003-29, Class 8A1, 6.000%, 11/25/18	245
2,255	Series 2004-4, Class 5A4, IF, IO, 7.357%, 08/25/34	323
862	Series 2005-1, Class 1A16, 5.500%, 02/25/35	871
223	Series 2005-7, Class 5A1, 4.750%, 08/25/20	232
397	Series 2005-10, Class 10A4, 6.000%, 11/25/35	289
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	823
475	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	500
	CSMC,
1,500	Series 2010-16, Class A3, VAR, 4.067%, 06/25/50 (e)	1,465
5,018	Series 2010-11R, Class A6, VAR, 1.204%, 06/28/47 (e)	4,740
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	930
701	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	698
110	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	75
623	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	630
1,084	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.314%, 09/25/34	1,085
	First Horizon Mortgage Pass-Through Trust,
73	Series 2003-8, Class 1A43, PO, 10/25/33	69
1,008	Series 2004-AR6, Class 2A1, VAR, 2.677%, 12/25/34	978
392	Series 2004-AR7, Class 2A2, VAR, 2.557%, 02/25/35	396
	GMACM Mortgage Loan Trust,
888	Series 2003-J10, Class A1, 4.750%, 01/25/19	915
389	Series 2004-J5, Class A7, 6.500%, 01/25/35	413
525	Series 2005-AR3, Class 3A4, VAR, 3.353%, 06/19/35	508
	GSR Mortgage Loan Trust,
509	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	507
826	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	873
578	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	621
605	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	633
1,813	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	1,821
212	Series 2005-5F, Class 8A1, VAR, 0.693%, 06/25/35	199
123	Series 2005-5F, Class 8A3, VAR, 0.693%, 06/25/35	115
672	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	680
4,999	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,927
	Impac CMB Trust,
1,327	Series 2004-10, Class 3A1, VAR, 0.893%, 03/25/35	1,306
814	Series 2004-10, Class 3A2, VAR, 0.993%, 03/25/35	610
21	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	22
	JP Morgan Mortgage Trust,
1,372	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,426
1,085	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,071
813	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	825
1,189	Series 2006-A2, Class 4A1, VAR, 2.956%, 08/25/34	1,185
905	Series 2006-A2, Class 5A3, VAR, 2.898%, 11/25/33	924
284	Series 2007-A1, Class 5A2, VAR, 3.002%, 07/25/35	292

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
507	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	504
282	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	290
	MASTR Alternative Loan Trust,
360	Series 2003-7, Class 4A3, 8.000%, 11/25/18	382
221	Series 2003-8, Class 3A1, 5.500%, 12/25/33	233
543	Series 2003-9, Class 5A1, 4.500%, 12/25/18	559
1,011	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,074
962	Series 2004-6, Class 7A1, 6.000%, 07/25/34	988
147	Series 2004-7, Class 30PO, PO, 08/25/34	109
86	Series 2004-7, Class 3A1, 6.500%, 08/25/34	88
588	Series 2004-8, Class 6A1, 5.500%, 09/25/19	617
764	Series 2004-10, Class 1A1, 4.500%, 09/25/19	780
255	Series 2004-11, Class 8A3, 5.500%, 10/25/19	261
46	Series 2005-1, Class 5A1, 5.500%, 01/25/20	46
	MASTR Asset Securitization Trust,
52	Series 2003-6, Class 8A1, 5.500%, 07/25/33	54
233	Series 2003-10, Class 3A1, 5.500%, 11/25/33	245
88	Series 2003-11, Class 10A1, 5.000%, 12/25/18	91
144	Series 2003-11, Class 3A1, 4.500%, 12/25/18	147
53	Series 2004-6, Class 15PO, PO, 07/25/19	48
462	Series 2004-6, Class 3A1, 5.250%, 07/25/19	474
200	Series 2004-6, Class 4A1, 5.000%, 07/25/19	208
68	Series 2004-8, Class PO, PO, 08/25/19	63
143	Series 2004-10, Class 1A1, 4.500%, 10/25/19	148
1,004	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,057
353	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	282
	Merrill Lynch Mortgage Investors Trust,
839	Series 2004-C, Class A2, VAR, 1.110%, 07/25/29	840
608	Series 2004-D, Class A3, VAR, 2.256%, 09/25/29	609
	Morgan Stanley Mortgage Loan Trust,
1,071	Series 2004-3, Class 4A, VAR, 5.677%, 04/25/34	1,120
457	Series 2004-7AR, Class 2A6, VAR, 2.624%, 09/25/34	464
369	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.513%, 02/25/35	358
285	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	292
917	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	920
	PaineWebber CMO Trust,
4	Series H, Class 4, 8.750%, 04/01/18	4
3	Series L, Class 4, 8.950%, 07/01/18	3
1,530	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,591
558	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	612
	RALI Trust,
508	Series 2003-QS14, Class A1, 5.000%, 07/25/18	518
1,610	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,713
962	Series 2004-QS3, Class CB, 5.000%, 03/25/19	1,002
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,707
	Residential Asset Securitization Trust,
862	Series 2003-A8, Class A1, 3.750%, 10/25/18	876
329	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	295
	RFMSI Trust,
357	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	370
417	Series 2005-SA4, Class 1A1, VAR, 3.112%, 09/25/35	348
3,531	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,411
140	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	144
1,403	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,485

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
65	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	68
1,410	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,392
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,574
498	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	508
2,799	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,898
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,881
712	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	715
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,315
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,262
3,057	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,062
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,102
	Structured Adjustable Rate Mortgage Loan Trust,
562	Series 2004-14, Class 1A, VAR, 2.635%, 10/25/34	557
437	Series 2005-5, Class A1, VAR, 0.423%, 05/25/35	438
204	Series 2005-5, Class A2, VAR, 0.423%, 05/25/35	203
	Structured Asset Securities Corp.,
2,246	Series 2003-37A, Class 1A, VAR, 2.788%, 12/25/33	2,240
416	Series 2003-37A, Class 2A, VAR, 4.708%, 12/25/33	420
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
5,256	Series 2003-26A, Class 3A5, VAR, 2.575%, 09/25/33	5,167
496	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	501
357	Series 2004-7, Class 2A1, VAR, 0.353%, 05/25/24	370
241	Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A1, 5.500%, 04/25/35	244
	Vericrest Opportunity Loan Transferee,
650	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	651
589	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e) (i)	603
2,672	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	2,690
	WaMu Mortgage Pass-Through Certificates,
138	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	142
640	Series 2003-AR8, Class A, VAR, 2.457%, 08/25/33	657
457	Series 2003-AR9, Class 1A6, VAR, 2.429%, 09/25/33	468
77	Series 2003-S4, Class 3A, 5.500%, 06/25/33	80
200	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	204
1,851	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	1,884
430	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	447
430	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	453
1,870	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,946
156	Series 2005-AR2, Class 2A21, VAR, 0.523%, 01/25/45	146
1,572	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,525
1,303	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,377
849	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	860
	Wells Fargo Mortgage-Backed Securities Trust,
382	Series 2003-17, Class 2A9, PO, 01/25/34	314
167	Series 2003-18, Class A1, 5.500%, 12/25/33	171
678	Series 2003-D, Class A1, VAR, 2.513%, 02/25/33	700
298	Series 2003-F, Class A1, VAR, 4.516%, 06/25/33	303
7	Series 2003-J, Class 2A5, VAR, 4.422%, 10/25/33	7
379	Series 2003-M, Class A1, VAR, 4.687%, 12/25/33	390
236	Series 2004-B, Class A1, VAR, 4.947%, 02/25/34	240
304	Series 2004-DD, Class 2A8, VAR, 2.617%, 01/25/35	266

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
298	Series 2004-EE, Class 3A1, VAR, 2.960%, 12/25/34	305
411	Series 2004-EE, Class 3A2, VAR, 2.960%, 12/25/34	422
892	Series 2004-K, Class 1A2, VAR, 2.615%, 07/25/34	901
92	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	93
335	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	325
1,039	Series 2004-U, Class A1, VAR, 2.801%, 10/25/34	1,052
202	Series 2005-1, Class 1A1, 4.750%, 01/25/20	211
619	Series 2005-1, Class B1, VAR, 4.933%, 01/25/20	592
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,233
273	Series 2005-13, Class A1, 5.000%, 11/25/20	280
1,168	Series 2005-AR16, Class 2A1, VAR, 2.715%, 02/25/34	1,194

		175,615

	Total Collateralized Mortgage Obligations (Cost $470,298)	487,760

Commercial Mortgage-Backed Securities — 8.6%
	A10 Securitization LLC,
1,272	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,287
2,561	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,544
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,975
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,939
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	533
3,175	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,552
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,114
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,967
4,000	Series 2007-2, Class AM, VAR, 5.635%, 04/10/49	4,504
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.231%, 11/10/42	1,830
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,119
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,057
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,138
946	Series 2005-6, Class ASB, VAR, 5.186%, 09/10/47	960
500	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.609%, 06/24/50 (e)	559
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,032
	Bear Stearns Commercial Mortgage Securities Trust,
1,376	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,420
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	679
2,570	Series 2006-PW11, Class A4, VAR, 5.447%, 03/11/39	2,827
75	Series 2006-PW12, Class A4, VAR, 5.716%, 09/11/38	83
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	281
4,000	Series 2007-PW16, Class AM, VAR, 5.714%, 06/11/40	4,532
5,700	Series 2007-PW17, Class AMFL, VAR, 0.889%, 06/11/50 (e)	5,489
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.218%, 07/15/44	8,248
500	Series 2005-CD1, Class AM, VAR, 5.218%, 07/15/44	541
89,602	Series 2007-CD4, Class XC, IO, VAR, 0.157%, 12/11/49 (e)	689
1,973	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	2,084
	COBALT CMBS Commercial Mortgage Trust,
3,680	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,058
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,816
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,643

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
2,030	Series 2012-CR2, Class XA, IO, VAR, 1.960%, 08/15/45	250
	Commercial Mortgage Pass-Through Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.674%, 03/15/39	1,654
128,470	Series 2007-C2, Class AX, IO, VAR, 0.071%, 01/15/49 (e)	551
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,436
7,402	Series 2006-GG7, Class AM, VAR, 5.860%, 07/10/38	8,219
	Credit Suisse First Boston Mortgage Securities Corp.,
3,000	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	3,146
2,000	Series 2003-C4, Class D, VAR, 5.353%, 08/15/36	2,005
2,480	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	2,530
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,459
	DBRR Trust,
1,932	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,937
4,931	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	4,932
20,197	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.427%, 07/10/44 (e)	1,327
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,445
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,803
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	640
3,505	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	3,531
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,134
2,442	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,474
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,618
29,504	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 0.969%, 05/15/35	852
645	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	693
2,150	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,220
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,460
465	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	511
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	885
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.363%, 08/12/37	2,662
192,972	Series 2005-CB11, Class X1, IO, VAR, 0.125%, 08/12/37 (e)	451
2,000	Series 2005-CB13, Class A4, VAR, 5.294%, 01/12/43	2,177
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	213
261,007	Series 2005-LDP5, Class X1, IO, VAR, 0.127%, 12/15/44 (e)	607
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,092
82,847	Series 2006-CB15, Class X1, IO, VAR, 0.103%, 06/12/43	559
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,306
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,429
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	657
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	1,013
1,160	Series 2006-LDP7, Class A4, VAR, 5.861%, 04/15/45	1,299
24,332	Series 2006-LDP8, Class X, IO, VAR, 0.537%, 05/15/45	349
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,051
11,402	Series 2010-C2, Class XA, IO, VAR, 1.934%, 11/15/43 (e)	966
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,237

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,064
5,000	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,305
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	442
1,060	Series 2006-C4, Class A4, VAR, 5.865%, 06/15/38	1,187
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	627
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,367
5,600	Series 2007-C2, Class A3, 5.430%, 02/15/40	6,232
3,735	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	4,201
3,696	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,190
	Merrill Lynch Mortgage Trust,
579	Series 2005-CKI1, Class A6, VAR, 5.281%, 11/12/37	624
1,425	Series 2005-CKI1, Class AM, VAR, 5.281%, 11/12/37	1,544
1,706	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,855
1,750	Series 2005-LC1, Class AJ, VAR, 5.365%, 01/12/44	1,899
2,000	Series 2005-LC1, Class AM, VAR, 5.306%, 01/12/44	2,183
1,755	Series 2006-C1, Class A4, VAR, 5.683%, 05/12/39	1,956
	ML-CFC Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.478%, 02/12/39	1,899
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	277
110,076	Series 2006-4, Class XC, IO, VAR, 0.182%, 12/12/49 (e)	1,361
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,665
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,974
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,274
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	701
1,575	Series 2006-T23, Class AM, VAR, 5.818%, 08/12/41	1,764
85,710	Series 2007-HQ11, Class X, IO, VAR, 0.226%, 02/12/44 (e)	476
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	763
	Morgan Stanley Re-REMIC Trust,
2,924	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,003
205	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	207
4,020	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,974
1,490	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,508
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,249
3,587	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	3,751
1,833	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	1,832
2,505	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,500
1,065	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.536%, 08/15/39	1,112
9,251	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.352%, 05/10/45 (e)	1,355
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,217
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,613
17,746	Series 2012-C2, Class XA, IO, VAR, 1.813%, 05/10/63 (e)	1,795
5,291	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,185
	Wachovia Bank Commercial Mortgage Trust,
923	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	952
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	202
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	180
250	Series 2006-C25, Class A4, VAR, 5.733%, 05/15/43	278
3,630	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,968
1,754	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,756

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
2,500	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,757

	Total Commercial Mortgage-Backed Securities (Cost $248,106)	252,504

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
194	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
311	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	731

	Total Convertible Bonds (Cost $505)	731

Corporate Bonds — 35.9%
	Consumer Discretionary — 4.4%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	51
890	Johnson Controls, Inc., 5.700%, 03/01/41	998
640	Lear Corp., 8.125%, 03/15/20	710
300	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/21 (e)	295

		2,054

	Automobiles — 0.3%
	Daimler Finance North America LLC,
1,721	1.300%, 07/31/15 (e)	1,731
560	8.500%, 01/18/31	846
400	Ford Motor Co., 9.215%, 09/15/21	519
150	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	153
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	3,982
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	663

		7,894

	Distributors — 0.1%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
315	6.750%, 05/20/20	343
405	7.000%, 05/20/22	440
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	316
290	HD Supply, Inc., 8.125%, 04/15/19	322
48	INTCOMEX, Inc., 13.250%, 12/15/14 (i)	48
462	LKQ Corp., 4.750%, 05/15/23 (e)	461

		1,930

	Diversified Consumer Services — 0.1%
947	Coinstar, Inc., 6.000%, 03/15/19 (e)	966
	Service Corp. International,
1,323	7.625%, 10/01/18	1,561
795	8.000%, 11/15/21	978
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	661

		4,166

	Hotels, Restaurants & Leisure — 0.5%
390	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	390
595	Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20 (e)	573
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	1,193
1,116	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17	1,217
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	925
	MGM Resorts International,
675	10.000%, 11/01/16	816
825	11.375%, 03/01/18	1,068
	Real Mex Restaurants, Inc.,
230	11.000%, 03/15/14 (i)	230
444	19.000%, 03/21/16 (i)	267
1,400	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,508
2,700	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	2,707
1,750	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,864
1,160	Vail Resorts, Inc., 6.500%, 05/01/19	1,241
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
860	5.375%, 03/15/22	905
575	7.875%, 05/01/20	646

		15,550

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — 0.4%
427	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	457
	D.R. Horton, Inc.,
1,873	4.375%, 09/15/22	1,882
1,570	5.625%, 01/15/16	1,692
292	KB Home, 7.500%, 09/15/22	331
	Lennar Corp.,
160	4.750%, 12/15/17	170
1,150	6.950%, 06/01/18	1,323
315	Series B, 12.250%, 06/01/17	415
95	Libbey Glass, Inc., 6.875%, 05/15/20	103
210	M/I Homes, Inc., 8.625%, 11/15/18	232
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	458
	PulteGroup, Inc.,
400	7.625%, 10/15/17	465
577	7.875%, 06/15/32	649
	Standard Pacific Corp.,
835	8.375%, 05/15/18	984
166	10.750%, 09/15/16	205
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
430	5.250%, 04/15/21 (e)	436
210	7.750%, 04/15/20 (e)	234
	Toll Brothers Finance Corp.,
670	4.375%, 04/15/23	676
719	5.875%, 02/15/22	801
750	6.750%, 11/01/19	870

		12,383

	Internet & Catalog Retail — 0.2%
429	Netflix, Inc., 5.375%, 02/01/21 (e)	436
	QVC, Inc.,
1,351	4.375%, 03/15/23 (e)	1,358
170	5.125%, 07/02/22	181
75	7.375%, 10/15/20 (e)	83
3,012	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,259

		4,317

	Leisure Equipment & Products — 0.1%
2,618	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	2,304

	Media — 2.2%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15
	Cablevision Systems Corp.,
710	5.875%, 09/15/22	703
300	7.750%, 04/15/18	339
480	8.000%, 04/15/20	543
	CBS Corp.,
200	7.875%, 07/30/30	264
160	8.875%, 05/15/19	211
	CCO Holdings LLC/CCO Holdings Capital Corp.,
880	5.125%, 02/15/23	863
1,075	5.250%, 03/15/21 (e)	1,091
1,750	5.250%, 09/30/22	1,750
1,162	5.750%, 01/15/24	1,174
2,575	6.500%, 04/30/21	2,768
165	7.000%, 01/15/19	176
1,300	7.375%, 06/01/20	1,451
330	8.125%, 04/30/20	369
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
175	5.125%, 12/15/21 (e)	172
306	8.625%, 11/15/17 (e)	326
713	Cinemark USA, Inc., 8.625%, 06/15/19	800
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19 (e)	341
1,500	9.000%, 03/01/21	1,489
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22 (e)	227
1,534	6.500%, 11/15/22 (e)	1,618
833	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	831
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	356
	Comcast Corp.,
850	5.900%, 03/15/16	964
240	6.300%, 11/15/17	289
435	6.500%, 11/15/35	550
177	6.550%, 07/01/39	228
1,500	CSC Holdings LLC, 8.625%, 02/15/19	1,789
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	586
580	6.000%, 08/15/40	620
281	Discovery Communications LLC, 4.950%, 05/15/42	283

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
	DISH DBS Corp.,
433	4.625%, 07/15/17	433
109	5.000%, 05/15/17 (e)	109
1,400	5.000%, 03/15/23	1,323
2,738	5.125%, 05/01/20 (e)	2,670
1,420	5.875%, 07/15/22	1,423
268	6.250%, 05/15/23 (e)	268
1,010	6.750%, 06/01/21	1,068
1,475	7.875%, 09/01/19	1,654
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,424
775	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	814
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	323
225	8.500%, 11/01/19	247
1,258	Lamar Media Corp., 5.000%, 05/01/23	1,274
470	Liberty Interactive LLC, 8.250%, 02/01/30	517
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	2,077
	Mediacom LLC/Mediacom Capital Corp.,
50	7.250%, 02/15/22	54
872	9.125%, 08/15/19	964
630	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	680
810	NBCUniversal Media LLC, 5.950%, 04/01/41	976
	News America, Inc.,
600	6.750%, 01/09/38	700
800	7.750%, 01/20/24	1,001
200	7.850%, 03/01/39	271
147	8.875%, 04/26/23	199
2,805	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20 (e)	2,812
2,091	Radio One, Inc., 12.500%, 05/24/16	2,128
	Sirius XM Radio, Inc.,
193	4.250%, 05/15/20 (e)	189
193	4.625%, 05/15/23 (e)	185
3,430	5.250%, 08/15/22 (e)	3,525
1,265	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,284
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,086
280	4.700%, 10/15/19	317
410	5.950%, 07/15/13	412
200	6.500%, 07/15/18	242
335	Time Warner Cable, Inc., 7.300%, 07/01/38	415
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	553
1,445	8.375%, 07/15/33	1,961
182	Time Warner, Inc., 5.375%, 10/15/41	193
1,136	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	1,159
500	Univision Communications, Inc., 7.875%, 11/01/20 (e)	548
852	Valassis Communications, Inc., 6.625%, 02/01/21	878
70	Viacom, Inc., 4.375%, 03/15/43 (e)	63
401	Virgin Media Finance LLC, (United Kingdom), 8.375%, 10/15/19 (i)	—
	Walt Disney Co. (The),
646	0.450%, 12/01/15	644
500	Series E, 0.875%, 12/01/14	504
500	5.875%, 12/15/17	596
	WMG Acquisition Corp.,
1,045	6.000%, 01/15/21 (e)	1,102
50	11.500%, 10/01/18	59

		65,510

	Multiline Retail — 0.0% (g)
200	Kohl’s Corp., 4.000%, 11/01/21	207
104	Target Corp., 7.000%, 01/15/38	142

		349

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	240
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,474
240	CST Brands, Inc., 5.000%, 05/01/23 (e)	242
	L Brands, Inc.,
400	5.625%, 02/15/22	428
1,600	8.500%, 06/15/19	1,966
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	127
951	7.110%, 05/15/37	1,251
651	Neebo, Inc., 15.000%, 06/30/16 (e)	667
1,571	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	1,653
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	1,031
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,853

		10,932

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Textiles, Apparel & Luxury Goods — 0.0% (g)
1,329	PVH Corp., 4.500%, 12/15/22	1,326

	Total Consumer Discretionary	128,715

	Consumer Staples — 2.0%
	Beverages — 0.6%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	380
550	5.750%, 04/01/36	653
280	7.550%, 10/01/30	382
4,900	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	4,893
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	522
275	7.750%, 01/15/19	356
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,034
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	105
216	4.250%, 05/01/23	212
440	6.000%, 05/01/22	494
1,340	7.250%, 09/01/16	1,545
375	7.250%, 05/15/17	438
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	637
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,405
365	8.000%, 09/15/22	503
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	668
	PepsiCo, Inc.,
1,235	1.250%, 08/13/17	1,229
572	3.000%, 08/25/21	585
800	3.750%, 03/01/14	819
70	7.900%, 11/01/18	92
70	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	81
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,247

		18,280

	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	128
555	6.125%, 09/15/39	684
	Ingles Markets, Inc.,
1,500	5.750%, 06/15/23 (e)	1,504
1,310	8.875%, 05/15/17	1,375
	Kroger Co. (The),
215	6.400%, 08/15/17	253
1,162	7.500%, 04/01/31	1,461
300	Series B, 7.700%, 06/01/29	383
	New Albertsons, Inc.,
2,908	7.450%, 08/01/29	2,370
2,254	8.000%, 05/01/31	1,871
500	8.700%, 05/01/30	435
	Rite Aid Corp.,
169	7.500%, 03/01/17	174
1,500	8.000%, 08/15/20	1,687
6,000	9.500%, 06/15/17	6,210
182	Walgreen Co., 1.800%, 09/15/17	183
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,015
300	2.550%, 04/11/23	288
1,500	3.625%, 07/08/20	1,622
160	5.250%, 09/01/35	182
1,000	6.200%, 04/15/38	1,277
260	7.550%, 02/15/30	367

		23,469

	Food Products — 0.4%
370	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	406
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	838
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	165
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	357
800	3.300%, 03/01/22 (e)	811
200	6.000%, 11/27/17 (e)	237
360	6.625%, 09/15/37 (e)	461
1,000	7.350%, 03/06/19 (e)	1,265
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	332
135	7.000%, 04/15/19	168
245	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	243
214	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (d) (i)	—
1,485	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	1,474
	JBS USA LLC/JBS USA Finance, Inc.,
425	7.250%, 06/01/21 (e)	455
746	8.250%, 02/01/20 (e)	819
737	Kellogg Co., 3.125%, 05/17/22	744
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	441
488	5.000%, 06/04/42	512
599	6.125%, 08/23/18	716

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food Products — Continued
575	6.875%, 01/26/39	755
	Mondelez International, Inc.,
211	6.125%, 02/01/18	249
335	6.500%, 08/11/17	397
500	Smithfield Foods, Inc., 7.750%, 07/01/17	581

		12,426

	Household Products — 0.2%
50	Armored Autogroup, Inc., 9.250%, 11/01/18	47
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	577
1,000	6.125%, 08/01/17	1,191
1,925	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	2,108

		3,923

	Personal Products — 0.0% (g)
701	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	919

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	263

	Total Consumer Staples	59,280

	Energy — 4.1%
	Energy Equipment & Services — 0.7%
720	Baker Hughes, Inc., 5.125%, 09/15/40	814
2,400	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.278%, 07/17/14	2,358
322	Cameron International Corp., 1.600%, 04/30/15	325
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	84
	Halliburton Co.,
250	7.450%, 09/15/39	360
275	7.600%, 08/15/96 (e)	399
700	8.750%, 02/15/21	965
1,287	Key Energy Services, Inc., 6.750%, 03/01/21	1,303
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	444
100	2.600%, 12/01/22	97
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	100
	Oil States International, Inc.,
795	5.125%, 01/15/23 (e)	857
1,400	6.500%, 06/01/19	1,508
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	721
	Precision Drilling Corp., (Canada),
1,097	6.500%, 12/15/21	1,177
360	6.625%, 11/15/20	385
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	229
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	706
200	Sea Trucks Group, (Nigeria), Reg. S., 9.000%, 03/26/18 (e)	203
	Seadrill Ltd., (Bermuda),
200	5.625%, 09/15/17 (e)	205
700	6.500%, 10/05/15	735
210	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	222
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,450
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	677
1,770	Unit Corp., 6.625%, 05/15/21	1,858

		19,182

	Oil, Gas & Consumable Fuels — 3.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
829	4.875%, 05/15/23	819
3,000	6.125%, 07/15/22	3,210
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	217
278	Anadarko Holding Co., 7.150%, 05/15/28	335
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	432
125	7.625%, 03/15/14	132
100	7.950%, 06/15/39	139
225	8.700%, 03/15/19	298
250	ANR Pipeline Co., 9.625%, 11/01/21	368
450	Antero Resources Finance Corp., 6.000%, 12/01/20	468
	Apache Corp.,
346	2.625%, 01/15/23	331
775	6.900%, 09/15/18	964
	Bill Barrett Corp.,
450	7.000%, 10/15/22	472
250	7.625%, 10/01/19	269
375	9.875%, 07/15/16	396
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	204
589	1.375%, 05/10/18	578
385	3.245%, 05/06/22	388
1,835	3.875%, 03/10/15	1,935

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
515	4.750%, 03/10/19	588
325	5.250%, 11/07/13	332
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,132
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	390
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	121
404	4.450%, 09/15/42	386
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	165
440	5.375%, 06/15/21	448
440	5.750%, 03/15/23	457
888	6.125%, 02/15/21	968
520	6.500%, 08/15/17	572
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	525
537	Chevron Corp., 1.104%, 12/05/17	533
1,190	Cimarex Energy Co., 5.875%, 05/01/22	1,270
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	508
	Concho Resources, Inc.,
450	5.500%, 10/01/22	465
545	6.500%, 01/15/22	588
1,460	7.000%, 01/15/21	1,588
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	589
	ConocoPhillips,
275	5.750%, 02/01/19	330
750	6.500%, 02/01/39	982
410	7.000%, 03/30/29	529
200	ConocoPhillips Co., 1.050%, 12/15/17	197
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	398
	CONSOL Energy, Inc.,
100	8.000%, 04/01/17	107
1,250	8.250%, 04/01/20	1,381
	Continental Resources, Inc.,
1,470	4.500%, 04/15/23 (e)	1,485
1,191	5.000%, 09/15/22	1,233
160	7.125%, 04/01/21	179
560	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	580
236	Devon Energy Corp., 3.250%, 05/15/22	236
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	363
	El Paso LLC,
1,900	6.875%, 06/15/14	2,004
150	7.000%, 06/15/17	171
	Encana Corp., (Canada),
150	6.500%, 05/15/19	182
215	6.625%, 08/15/37	256
1,210	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,219
	EOG Resources, Inc.,
472	2.625%, 03/15/23	455
1,700	4.100%, 02/01/21	1,882
200	6.875%, 10/01/18	250
853	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	967
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	275
164	7.750%, 09/01/22	183
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	353
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	242
1,370	8.000%, 02/15/20 (e)	1,514
400	HollyFrontier Corp., 9.875%, 06/15/17	420
675	KazMunaiGaz Finance Sub B.V., (Kazakhstan), Reg. S., 7.000%, 05/05/20	789
345	KazMunayGas National Co. JSC, (Kazakhstan), 6.375%, 04/09/21 (e)	388
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	214
410	Marathon Oil Corp., 6.000%, 10/01/17	479
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	712
3,000	5.500%, 02/15/23	3,135
324	6.250%, 06/15/22	350
415	6.750%, 11/01/20	452
186	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	191
	Newfield Exploration Co.,
988	5.625%, 07/01/24	1,037
625	5.750%, 01/30/22	669
750	6.875%, 02/01/20	802
890	7.125%, 05/15/18	917
504	Occidental Petroleum Corp., 2.700%, 02/15/23	487
472	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20	522

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Peabody Energy Corp.,
1,075	6.000%, 11/15/18	1,150
1,175	6.250%, 11/15/21	1,228
325	6.500%, 09/15/20	350
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	88
97	6.625%, 06/15/35	111
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	416
240	5.625%, 05/20/43 (e)	217
400	6.000%, 05/03/42 (e)	384
200	6.500%, 05/27/41 (e)	204
300	Reg. S., 6.000%, 05/03/42	288
80	Petrobras International Finance Co. - Pifco, (Cayman Islands), 6.875%, 01/20/40	88
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	501
335	7.875%, 06/15/26	457
	Petroleos de Venezuela S.A., (Venezuela),
569	4.900%, 10/28/14	548
541	Reg. S., 5.375%, 04/12/27	351
335	Reg. S., 8.500%, 11/02/17	317
40	Reg. S., 9.750%, 05/17/35	34
	Petroleos Mexicanos, (Mexico),
110	3.500%, 01/30/23 (e)	104
370	4.875%, 01/24/22	394
615	5.500%, 01/21/21	686
110	5.500%, 06/27/44	108
MXN 1,840	7.650%, 11/24/21 (e)	159
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	143
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	175
1,075	7.500%, 01/15/20	1,351
	Plains Exploration & Production Co.,
563	6.500%, 11/15/20	623
563	6.875%, 02/15/23	637
	QEP Resources, Inc.,
286	5.250%, 05/01/23	289
475	5.375%, 10/01/22	487
1,315	6.875%, 03/01/21	1,472
	Range Resources Corp.,
456	5.000%, 08/15/22	463
391	5.000%, 03/15/23 (e)	395
200	5.750%, 06/01/21	211
61	6.750%, 08/01/20	66
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23 (e)	165
2,635	5.500%, 04/15/23	2,767
770	6.500%, 07/15/21	834
1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,702
1,040	Samson Investment Co., 9.750%, 02/15/20 (e)	1,084
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	423
679	3.100%, 06/28/15	715
500	4.300%, 09/22/19	571
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	201
	SM Energy Co.,
424	5.000%, 01/15/24 (e)	428
350	6.500%, 11/15/21	382
515	6.500%, 01/01/23	567
1,790	6.625%, 02/15/19	1,920
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	196
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	251
2,179	2.650%, 01/15/24	2,081
417	3.150%, 01/23/22	430
435	7.150%, 11/15/25	600
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,034
1,000	Swift Energy Co., 7.125%, 06/01/17	1,020
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	769
125	5.850%, 02/01/37	134
125	6.250%, 02/01/38	141
120	7.750%, 06/01/19	150
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23 (e)	476
1,840	5.250%, 05/01/23 (e)	1,886
400	6.375%, 08/01/22	434
400	6.875%, 02/01/21	432
295	7.875%, 10/15/18	320
	Tesoro Corp.,
187	4.250%, 10/01/17	194
296	5.375%, 10/01/22	311
640	Tosco Corp., 8.125%, 02/15/30	923

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Total Capital International S.A., (France),
727	0.750%, 01/25/16	726
206	1.550%, 06/28/17	207
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,973
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	597
1,505	4.000%, 06/15/13	1,507
1,000	6.200%, 10/15/37	1,229
606	7.250%, 08/15/38	826
207	Western Refining, Inc., 6.250%, 04/01/21 (e)	214
	WPX Energy, Inc.,
475	5.250%, 01/15/17	505
2,207	6.000%, 01/15/22	2,378

		101,295

	Total Energy	120,477

	Financials — 10.7%
	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,071
440	2.500%, 01/15/16	458
525	2.950%, 06/18/15	549
530	4.600%, 01/15/20	600
	BlackRock, Inc.,
696	3.375%, 06/01/22	720
978	Series 2, 5.000%, 12/10/19	1,145
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,167
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	755
2,660	Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,780
	Deutsche Bank AG, (Germany),
1,475	3.250%, 01/11/16	1,556
375	3.875%, 08/18/14	389
	Goldman Sachs Group, Inc. (The),
1,276	3.300%, 05/03/15	1,327
920	3.625%, 02/07/16	973
326	3.700%, 08/01/15	343
2,780	5.150%, 01/15/14	2,857
1,191	5.250%, 07/27/21	1,327
819	5.375%, 03/15/20	931
450	5.750%, 10/01/16	510
2,100	5.950%, 01/18/18	2,422
102	6.000%, 06/15/20	119
115	6.250%, 09/01/17	134
965	6.750%, 10/01/37	1,052
205	7.500%, 02/15/19	254
	Jefferies Group LLC,
950	6.250%, 01/15/36	991
140	6.450%, 06/08/27	156
880	8.500%, 07/15/19	1,113
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	59
1,000	5.750%, 05/17/13 (d)	250
295	8.500%, 08/01/15 (d)	74
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	707
2,125	7.300%, 08/01/14 (e)	2,261
	Merrill Lynch & Co., Inc.,
500	6.400%, 08/28/17	581
1,710	6.875%, 04/25/18	2,037
	Morgan Stanley,
329	1.750%, 02/25/16	330
198	4.000%, 07/24/15	208
505	4.200%, 11/20/14	526
243	5.500%, 07/24/20	274
2,450	5.500%, 07/28/21	2,763
310	5.625%, 09/23/19	351
920	5.750%, 01/25/21	1,049
320	5.950%, 12/28/17	367
150	6.000%, 05/13/14	157
1,315	6.000%, 04/28/15	1,427
1,250	6.625%, 04/01/18	1,471
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	662
625	5.875%, 03/15/22 (e)	666
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	213
193	6.700%, 03/04/20	228
113	Northern Trust Corp., 5.500%, 08/15/13	114
	State Street Corp.,
459	3.100%, 05/15/23	446
200	4.300%, 05/30/14	208
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	306
378	3.875%, 01/15/15	397
440	5.750%, 04/25/18	518
262	5.875%, 12/20/17	307

		44,656

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — 3.1%
605	AmSouth Bancorp, 6.750%, 11/01/25	680
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	737
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	569
150	Banco de Reservas de la Republica Dominicana, (Dominican Republic), 7.000%, 02/01/23 (e)	154
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	200
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	208
	Bank of Montreal, (Canada),
1,037	1.300%, 10/31/14 (e)	1,050
1,278	1.400%, 09/11/17	1,269
	Bank of Nova Scotia, (Canada),
880	1.375%, 12/18/17	871
1,082	1.650%, 10/29/15 (e)	1,109
614	3.400%, 01/22/15	641
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	712
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	208
980	6.050%, 12/04/17 (e)	1,098
	BB&T Corp.,
783	1.600%, 08/15/17	784
225	3.375%, 09/25/13	227
1,250	3.950%, 04/29/16	1,352
500	4.900%, 06/30/17	556
150	6.850%, 04/30/19	188
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	142
300	3.500%, 11/07/22 (e)	278
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,344
2,500	Capital One N.A., VAR, 0.734%, 03/22/16	2,497
	CIT Group, Inc.,
1,004	5.000%, 05/15/17	1,069
125	5.250%, 03/15/18	134
1,058	5.375%, 05/15/20	1,140
155	6.625%, 04/01/18 (e)	175
1,045	Comerica Bank, 5.200%, 08/22/17	1,189
185	Comerica, Inc., 3.000%, 09/16/15	194
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,239
NOK 16,500	3.500%, 04/18/17	2,905
1,045	4.500%, 01/11/21	1,148
400	Countrywide Capital III, Series B, 8.050%, 06/15/27	501
200	Development Bank of Kazakhstan JSC, (Kazakhstan), 4.125%, 12/10/22 (e)	190
674	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	696
500	Fifth Third Bancorp, 5.450%, 01/15/17	556
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	467
728	1.625%, 07/07/14 (e)	737
927	4.125%, 08/12/20 (e)	1,009
650	4.750%, 01/19/21 (e)	733
395	HSBC Bank USA N.A., 6.000%, 08/09/17	457
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,454
415	4.875%, 01/14/22	465
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	808
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,092
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,504
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	899
255	3.750%, 03/02/15 (e)	268
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,432
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,900
886	4.875%, 05/13/21 (e)	953
740	Northern Trust Co. (The), 5.850%, 11/09/17	866
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,141
1,057	4.375%, 08/11/20	1,175
625	5.250%, 11/15/15	688
625	5.625%, 02/01/17	705
	Regions Bank,
2,250	6.450%, 06/26/37	2,481
1,965	7.500%, 05/15/18	2,384
30	Regions Financial Corp., 7.375%, 12/10/37	35
	Royal Bank of Canada, (Canada),
3,919	1.200%, 09/19/17	3,898
1,200	2.300%, 07/20/16	1,247
2,210	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,277
5,625	Royal Bank of Scotland N.V., (Netherlands), VAR, 0.981%, 03/09/15	5,448

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S., 9.000%, 06/11/14	320
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	893
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,503
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	239
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,907
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	580
2,500	2.200%, 07/29/15 (e)	2,587
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,658
500	UnionBanCal Corp., 5.250%, 12/16/13	511
	Wachovia Bank N.A.,
750	6.000%, 11/15/17	883
750	6.600%, 01/15/38	960
3,175	Wachovia Capital Trust III, VAR, 5.570%, 07/05/13 (x)	3,179
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,827
515	SUB, 7.574%, 08/01/26	696
	Wells Fargo & Co.,
1,665	5.625%, 12/11/17	1,940
1,025	SUB, 3.676%, 06/15/16	1,101
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	711
942	4.875%, 11/19/19	1,089

		91,117

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,651
2,255	7.500%, 09/15/20	2,633
2,025	8.000%, 11/01/31	2,612
475	American Express Co., 7.250%, 05/20/14	506
	American Express Credit Corp.,
1,300	1.750%, 06/12/15	1,325
405	2.375%, 03/24/17	419
861	2.800%, 09/19/16	906
1,115	5.125%, 08/25/14	1,177
1,100	Series C, 7.300%, 08/20/13	1,116
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	451
200	2.125%, 02/28/17 (e)	204
835	7.625%, 10/01/18 (e)	1,072
	Capital One Financial Corp.,
485	6.750%, 09/15/17	584
1,190	7.375%, 05/23/14	1,266
	Caterpillar Financial Services Corp.,
325	1.100%, 05/29/15	328
1,242	1.250%, 11/06/17	1,233
800	1.550%, 12/20/13	805
581	2.850%, 06/01/22	580
850	5.450%, 04/15/18	999
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	536
639	4.207%, 04/15/16	681
325	5.750%, 02/01/21	367
250	5.875%, 08/02/21	285
1,000	8.125%, 01/15/20	1,260
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16 (e)	431
200	3.250%, 05/15/18 (e)	198
340	4.250%, 05/15/23 (e)	332
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,076
400	7.350%, 11/27/32	494
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,321
250	2.375%, 02/13/15	257
1,400	ILFC E-Capital Trust I, VAR, 4.680%, 12/21/65 (e)	1,260
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	564
	John Deere Capital Corp.,
551	0.950%, 06/29/15	555
236	1.200%, 10/10/17	234
290	1.700%, 01/15/20	281
610	2.250%, 04/17/19	623
515	5.350%, 04/03/18	602
	PACCAR Financial Corp.,
700	1.550%, 09/29/14	710
555	1.600%, 03/15/17	557
	Toyota Motor Credit Corp.,
7,230	2.000%, 09/15/16	7,454
670	3.200%, 06/17/15	703

		41,648

	Diversified Financial Services — 2.4%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,453

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
726	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	726
	Bank of America Corp.,
143	3.300%, 01/11/23	138
700	3.625%, 03/17/16	740
1,540	5.000%, 05/13/21	1,706
3,105	5.625%, 07/01/20	3,587
695	5.650%, 05/01/18	796
1,825	6.500%, 08/01/16	2,086
1,500	6.975%, 03/07/37	1,787
1,005	7.375%, 05/15/14	1,067
500	7.800%, 09/15/16	587
4,325	Series K, VAR, 8.000%, 01/30/18(x)	4,930
500	Block Financial LLC, 5.125%, 10/30/14	527
15,277	Capmark Financial Group, Inc., Escrow 0.000%, 05/10/10 (d)	202
	Citigroup, Inc.,
1,300	2.250%, 08/07/15	1,331
629	3.375%, 03/01/23	619
1,117	4.587%, 12/15/15	1,211
480	4.750%, 05/19/15	513
291	5.375%, 08/09/20	335
1,550	5.500%, 02/15/17	1,723
415	6.000%, 12/13/13	427
24	6.000%, 08/15/17	28
865	6.010%, 01/15/15	931
260	6.375%, 08/12/14	276
838	6.625%, 01/15/28	1,016
645	6.875%, 06/01/25	799
1,115	7.000%, 12/01/25	1,367
1,064	8.500%, 05/22/19	1,394
581	VAR, 5.950%, 01/30/23(x)	607
	CME Group, Inc.,
950	3.000%, 09/15/22	930
845	5.400%, 08/01/13	852
855	5.750%, 02/15/14	885
	CNH Capital LLC,
655	3.625%, 04/15/18 (e)	660
950	6.250%, 11/01/16	1,045
589	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	565
RUB7,100	Federal Grid Co. OJS via Federal Grid Finance Ltd., (Ireland), Reg. S., 8.446%, 03/13/19	223
EUR1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,694
	General Electric Capital Corp.,
633	1.000%, 12/11/15	636
436	1.600%, 11/20/17	435
JPY 100,000	2.215%, 11/20/20	1,019
4,671	2.300%, 04/27/17	4,807
750	3.150%, 09/07/22	732
294	5.300%, 02/11/21	332
1,115	5.625%, 05/01/18	1,305
3,370	5.875%, 01/14/38	3,845
130	5.900%, 05/13/14	137
1,100	6.750%, 03/15/32	1,371
145	6.875%, 01/10/39	185
	Harland Clarke Holdings Corp.,
1,839	9.500%, 05/15/15	1,844
670	9.750%, 08/01/18 (e)	732
1,105	VAR, 6.000%, 05/15/15	1,091
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	434
257	3.250%, 11/08/22 (e)	246
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	1,982
382	3.125%, 04/14/16 (e)	404
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,688
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,090
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	397
170	10.375%, 11/01/18	242
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	161
100	7.390%, 12/02/24 (e)	132
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,603

		69,613

	Insurance — 1.3%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,432
	Aflac, Inc.,
199	2.650%, 02/15/17	207
78	4.000%, 02/15/22	83
558	6.450%, 08/15/40	687
190	Allstate Corp. (The), 7.450%, 05/16/19	247

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
2,850	American International Group, Inc., VAR, 8.175%, 05/15/58	3,734
	Aon Corp.,
191	3.500%, 09/30/15	202
240	6.250%, 09/30/40	298
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	490
475	3.000%, 05/15/22	472
1,000	5.400%, 05/15/18	1,176
500	5.750%, 01/15/40	582
1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	1,123
315	Chubb Corp. (The), 5.750%, 05/15/18	376
642	CNA Financial Corp., 5.875%, 08/15/20	752
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	794
1,896	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,247
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	438
1,535	7.800%, 03/15/37 (e)	1,834
2,201	VAR, 10.750%, 06/15/58 (e)	3,456
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	171
160	MetLife, Inc., 6.750%, 06/01/16	186
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	916
190	2.000%, 01/10/14 (e)	192
400	3.650%, 06/14/18 (e)	434
400	3.875%, 04/11/22 (e)	423
875	5.200%, 09/18/13 (e)	887
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,829
1,000	9.375%, 08/15/39 (e)	1,462
	New York Life Global Funding,
800	0.750%, 07/24/15 (e)	803
1,338	0.800%, 02/12/16 (e)	1,333
250	3.000%, 05/04/15 (e)	261
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	397
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	420
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,586
	Pricoa Global Funding I,
1,489	1.600%, 05/29/18 (e)	1,475
800	5.450%, 06/11/14 (e)	840
175	Principal Financial Group, Inc., 8.875%, 05/15/19	233
492	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	493
	Prudential Financial, Inc.,
205	7.375%, 06/15/19	261
551	VAR, 5.625%, 06/15/43	581
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	485
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	964

		37,262

	Real Estate Investment Trusts (REITs) — 0.8%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	719
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	352
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,974
300	6.650%, 01/15/18	332
394	Corrections Corp. of America, 4.125%, 04/01/20 (e)	396
820	DDR Corp., 7.875%, 09/01/20	1,044
1,135	DuPont Fabros Technology LP, 8.500%, 12/15/17	1,215
2,300	First Industrial LP, 6.420%, 06/01/14	2,398
	HCP, Inc.,
342	2.625%, 02/01/20	327
222	3.750%, 02/01/19	237
500	5.375%, 02/01/21	574
1,650	Potlatch Corp., 7.500%, 11/01/19	1,980
494	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	501
	Simon Property Group LP,
340	5.625%, 08/15/14	360
492	5.650%, 02/01/20	586
915	6.100%, 05/01/16	1,036
675	6.125%, 05/30/18	814
310	6.750%, 05/15/14	323
415	6.750%, 02/01/40	552
1,341	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	1,645
	Weyerhaeuser Co.,
500	6.950%, 10/01/27	604
399	7.125%, 07/15/23	496
525	7.375%, 10/01/19	655
1,779	7.375%, 03/15/32	2,353

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
838	8.500%, 01/15/25	1,147

		22,620

	Real Estate Management & Development — 0.0% (g)
405	CBRE Services, Inc., 6.625%, 10/15/20	437
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	368
CAD 920	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	885

		1,690

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	583
435	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	444
	Stadshypotek AB, (Sweden),
3,065	1.450%, 09/30/13 (e)	3,077
2,600	1.875%, 10/02/19 (e)	2,563

		6,667

	Total Financials	315,273

	Health Care — 1.8%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	684
325	5.150%, 11/15/41	345
400	5.375%, 05/15/43	438
289	5.650%, 06/15/42	325
150	5.700%, 02/01/19	177
618	5.750%, 03/15/40	707
300	6.375%, 06/01/37	365
130	6.900%, 06/01/38	168

		3,209

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
250	4.000%, 03/01/14	256
550	4.625%, 03/15/15	587
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	116
400	6.000%, 05/15/39	500
160	Hologic, Inc., 6.250%, 08/01/20	171
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18 (e)	243
900	4.750%, 04/15/23 (e)	912

		2,785

	Health Care Providers & Services — 1.2%
224	Aetna, Inc., 4.500%, 05/15/42	222
180	Amsurg Corp., 5.625%, 11/30/20 (e)	187
955	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	996
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	637
600	6.625%, 11/01/20	641
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	380
1,154	5.875%, 01/31/22 (e)	1,292
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	556
1,250	6.500%, 09/15/18 (e)	1,425
1,000	6.875%, 07/15/17	1,140
	HCA, Inc.,
730	4.750%, 05/01/23	728
3,600	5.875%, 03/15/22	3,951
2,260	6.500%, 02/15/20	2,548
750	7.250%, 09/15/20	825
200	8.500%, 04/15/19	218
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,221
	inVentiv Health, Inc.,
61	10.000%, 08/15/18 (e)	53
2,969	10.750%, 08/15/18 (e)	2,613
600	LifePoint Hospitals, Inc., 6.625%, 10/01/20	662
460	McKesson Corp., 0.950%, 12/04/15	461
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	317
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,359
3,600	Omnicare, Inc., 7.750%, 06/01/20	3,987
900	OnCure Holdings, Inc., 11.750%, 05/15/17 (d)	432
1,220	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	1,490
	Tenet Healthcare Corp.,
1,770	4.375%, 10/01/21 (e)	1,717
210	4.750%, 06/01/20 (e)	212
440	6.250%, 11/01/18	487
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	834
	WellPoint, Inc.,
577	3.125%, 05/15/22	569
1,505	3.300%, 01/15/23	1,494

		34,654

	Pharmaceuticals — 0.4%
1,523	AbbVie, Inc., 1.750%, 11/06/17 (e)	1,518

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
605	Elan Finance plc/Elan Finance Corp., (Ireland), 6.250%, 06/15/21 (e)	608
	Endo Health Solutions, Inc.,
450	7.000%, 07/15/19	484
700	7.000%, 12/15/20	754
600	7.250%, 01/15/22	647
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,181
	Merck & Co., Inc.,
562	2.800%, 05/18/23	550
1,000	6.550%, 09/15/37	1,342
	Novartis Capital Corp.,
435	4.125%, 02/10/14	446
335	4.400%, 04/24/20	379
	Pfizer, Inc.,
800	3.000%, 06/15/23	798
250	6.200%, 03/15/19	308
	Valeant Pharmaceuticals International,
135	6.375%, 10/15/20 (e)	142
950	6.500%, 07/15/16 (e)	983
200	6.750%, 08/15/21 (e)	213
	Wyeth LLC,
2,350	5.500%, 02/01/14	2,427
555	5.500%, 02/15/16	625

		13,405

	Total Health Care	54,053

	Industrials — 3.4%
	Aerospace & Defense — 0.4%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	434
	B/E Aerospace, Inc.,
1,786	5.250%, 04/01/22	1,866
725	6.875%, 10/01/20	796
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	919
145	6.375%, 06/01/19 (e)	171
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	682
571	6.125%, 01/15/23 (e)	597
221	DigitalGlobe, Inc., 5.250%, 02/01/21 (e)	223
250	Esterline Technologies Corp., 7.000%, 08/01/20	274
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	974
	Triumph Group, Inc.,
700	4.875%, 04/01/21 (e)	714
232	8.000%, 11/15/17	245
325	8.625%, 07/15/18	354
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,551
735	6.125%, 02/01/19	897

		11,697

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service, Inc.,
24	1.125%, 10/01/17	24
534	2.450%, 10/01/22	519

		543

	Airlines — 0.3%
997	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	1,021
574	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	606
1,812	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (i)	1,948
568	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	637
315	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	364
961	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,052
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (i)	171
61	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	68
57	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	60
308	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	352
289	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	315
362	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	388
1,110	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,243
1,236	UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	1,319
137	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	159

		9,703

	Building Products — 0.3%
	Building Materials Corp. of America,
2,335	6.750%, 05/01/21 (e)	2,528
750	6.875%, 08/15/18 (e)	800
700	7.000%, 02/15/20 (e)	749
25	7.500%, 03/15/20 (e)	27

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Building Products — Continued
1,000	Griffon Corp., 7.125%, 04/01/18	1,075
	Masco Corp.,
2,782	5.950%, 03/15/22	3,102
95	7.125%, 03/15/20	111

		8,392

	Commercial Services & Supplies — 0.3%
1,550	Cenveo Corp., 8.875%, 02/01/18	1,550
550	Clean Harbors, Inc., 5.125%, 06/01/21	567
1,730	Covanta Holding Corp., 6.375%, 10/01/22	1,866
	Deluxe Corp.,
764	6.000%, 11/15/20	814
1,000	7.000%, 03/15/19	1,087
251	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	269
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,775
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d) (i)	11
1,160	6.500%, 08/01/27 (d) (i)	12
265	9.750%, 01/15/15 (d) (i)	3
	R.R. Donnelley & Sons Co.,
875	7.625%, 06/15/20	925
375	7.875%, 03/15/21	397
348	Republic Services, Inc., 3.550%, 06/01/22	355

		9,631

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	302
326	4.375%, 05/08/42	331
1,930	Dycom Investments, Inc., 7.125%, 01/15/21	2,084
360	Fluor Corp., 3.375%, 09/15/21	372
725	MasTec, Inc., 4.875%, 03/15/23	716
	New Enterprise Stone & Lime Co., Inc.,
1,371	11.000%, 09/01/18	1,014
710	PIK, 13.000%, 03/15/18 (e)	790
3,275	Tutor Perini Corp., 7.625%, 11/01/18	3,455

		9,139

	Electrical Equipment — 0.0% (g)
415	Anixter, Inc., 5.625%, 05/01/19	441
550	Eaton Corp., 5.600%, 05/15/18	637
44	Wolverine Tube, Inc., 6.000%, 06/28/14(i)	44

		1,122

	Industrial Conglomerates — 0.3%
2,470	3M Co., 1.000%, 06/26/17	2,452
459	Danaher Corp., 3.900%, 06/23/21	501
	General Electric Co.,
425	0.850%, 10/09/15	426
501	2.700%, 10/09/22	492
195	Ingersoll-Rand Co., 7.200%, 06/01/25	226
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	346
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	273
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,105
300	6.125%, 08/17/26 (e)	377

		7,198

	Machinery — 0.4%
415	Actuant Corp., 5.625%, 06/15/22	427
2,725	AGCO Corp., 5.875%, 12/01/21	2,911
1,975	Briggs & Stratton Corp., 6.875%, 12/15/20	2,232
	Caterpillar, Inc.,
198	2.600%, 06/26/22	195
680	3.803%, 08/15/42	621
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,970
2,500	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,569
304	Ormat Funding Corp., 8.250%, 12/30/20	285
200	OSX 3 Leasing B.V., (Netherlands), Reg. S., 9.250%, 03/20/15 (e)	190
440	Parker Hannifin Corp., 6.250%, 05/15/38	569
750	Wabtec Corp., 6.875%, 07/31/13	756

		12,725

	Marine — 0.1%
	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc.,
1,360	9.250%, 04/15/19	1,479
168	9.250%, 04/15/19 (e)	183
750	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	763

		2,425

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
909	6.000%, 11/15/22 (e)	961
290	6.750%, 10/01/20	310

		1,271

	Road & Rail — 0.5%
578	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (e)	584
518	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, 7.908%, 01/15/20	601

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	160
510	4.375%, 09/01/42	496
220	5.650%, 05/01/17	254
1,150	6.700%, 08/01/28	1,450
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,238
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	207
280	9.450%, 08/01/21	397
1,075	CSX Corp., 7.375%, 02/01/19	1,356
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	197
250	6.375%, 10/15/17 (e)	296
800	6.700%, 06/01/34 (e)	953
200	Georgian Railway JSC, (Georgia), Reg. S., 7.750%, 07/11/22	232
101	Kansas City Southern de Mexico S.A. de C.V., (Mexico), 6.125%, 06/15/21	114
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S., 6.950%, 07/10/42	226
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	450
1,415	3.250%, 12/01/21	1,454
595	6.000%, 05/23/11	697
576	Ryder System, Inc., 3.600%, 03/01/16	607
	Union Pacific Corp.,
341	4.163%, 07/15/22	374
283	4.300%, 06/15/42	280
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	345
	United Rentals North America, Inc.,
715	5.750%, 07/15/18	763
650	9.250%, 12/15/19	732

		14,463

	Trading Companies & Distributors — 0.5%
	Aircastle Ltd., (Bermuda),
213	6.250%, 12/01/19	230
1,113	9.750%, 08/01/18	1,258
	International Lease Finance Corp.,
225	4.625%, 04/15/21	223
1,750	8.250%, 12/15/20	2,122
320	8.625%, 09/15/15	360
3,375	8.625%, 01/15/22	4,210
1,820	8.750%, 03/15/17	2,155
600	8.875%, 09/01/17	722
	Rexel S.A., (France),
913	5.250%, 06/15/20 (e)	931
1,162	6.125%, 12/15/19 (e)	1,226

		13,437

	Transportation Infrastructure — 0.0% (g)
MXN 2,140	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., (Mexico), 9.000%, 06/10/28 (e)	166

	Total Industrials	101,912

	Information Technology — 1.7%
	Communications Equipment — 0.2%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,023
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	589
375	5.900%, 02/15/39	461
	Nokia OYJ, (Finland),
255	5.375%, 05/15/19	250
759	6.625%, 05/15/39	677

		4,000

	Computers & Peripherals — 0.4%
	Apple, Inc.,
2,087	1.000%, 05/03/18	2,048
1,648	2.400%, 05/03/23	1,572
981	Dell, Inc., 3.100%, 04/01/16	997
	Hewlett-Packard Co.,
1,113	4.300%, 06/01/21	1,119
480	4.375%, 09/15/21	484
500	5.400%, 03/01/17	553
250	5.500%, 03/01/18	282
600	6.000%, 09/15/41	605
365	NCR Corp., 5.000%, 07/15/22	368
	Seagate HDD Cayman, (Cayman Islands),
630	6.875%, 05/01/20	674
2,000	7.750%, 12/15/18	2,230

		10,932

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	278
100	7.500%, 01/15/27	119
540	Brightstar Corp., 9.500%, 12/01/16 (e)	587

		984

	Internet Software & Services — 0.1%
991	eBay, Inc., 2.600%, 07/15/22	957
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,018

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Internet Software & Services — Continued
1,235	7.000%, 07/15/21	1,374

		3,349

	IT Services — 0.5%
860	Audatex North America, Inc., 6.750%, 06/15/18 (e)	915
852	Cardtronics, Inc., 8.250%, 09/01/18	922
	First Data Corp.,
900	6.750%, 11/01/20 (e)	940
600	8.875%, 08/15/20 (e)	663
4,168	11.250%, 01/15/21 (e)	4,262
180	12.625%, 01/15/21	197
900	HP Enterprise Services LLC, Series B, 6.000%, 08/01/13	907
	International Business Machines Corp.,
214	1.250%, 02/06/17	214
1,599	1.625%, 05/15/20	1,545
744	1.950%, 07/22/16	768
720	4.000%, 06/20/42	700
770	5.875%, 11/29/32	979
650	7.000%, 10/30/25	891
750	Lender Processing Services, Inc., 5.750%, 04/15/23	829
485	WEX, Inc., 4.750%, 02/01/23 (e)	484

		15,216

	Semiconductors & Semiconductor Equipment — 0.2%
	Amkor Technology, Inc.,
740	6.375%, 10/01/22 (e)	747
1,072	7.375%, 05/01/18	1,134
	Intel Corp.,
565	2.700%, 12/15/22	543
1,239	3.300%, 10/01/21	1,283
	National Semiconductor Corp.,
575	3.950%, 04/15/15	610
475	6.600%, 06/15/17	568
96	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 3.027%, 10/15/13	96
	Texas Instruments, Inc.,
462	1.650%, 08/03/19	456
1,400	2.375%, 05/16/16	1,464

		6,901

	Software — 0.3%
655	Intuit, Inc., 5.750%, 03/15/17	739
	Microsoft Corp.,
519	2.125%, 11/15/22	492
595	4.500%, 10/01/40	626
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,354
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,746
1,000	5.250%, 01/15/16	1,115
241	5.375%, 07/15/40	280
1,030	6.500%, 04/15/38	1,352

		7,704

	Total Information Technology	49,086

	Materials — 2.5%
	Chemicals — 0.8%
	Ashland, Inc.,
453	3.000%, 03/15/16 (e)	457
558	3.875%, 04/15/18 (e)	573
350	4.750%, 08/15/22 (e)	358
570	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	772
	Celanese US Holdings LLC,
1,220	4.625%, 11/15/22	1,253
310	6.625%, 10/15/18	335
885	Chemtura Corp., 7.875%, 09/01/18	969
242	Dow Chemical Co. (The), 4.250%, 11/15/20	265
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	741
168	2.800%, 02/15/23	166
410	3.250%, 01/15/15	428
1,175	4.900%, 01/15/41	1,298
130	5.000%, 07/15/13	131
625	6.500%, 01/15/28	804
363	Ecolab, Inc., 1.450%, 12/08/17	358
	LyondellBasell Industries N.V., (Netherlands),
830	5.000%, 04/15/19	937
410	5.750%, 04/15/24	477
1,350	6.000%, 11/15/21	1,596
	Mosaic Co. (The),
429	3.750%, 11/15/21	445
429	4.875%, 11/15/41	435
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	246
	PolyOne Corp.,
700	5.250%, 03/15/23 (e)	719
1,106	7.375%, 09/15/20	1,220
200	PPG Industries, Inc., 9.000%, 05/01/21	275
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,645
375	5.200%, 03/15/17	428

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
650	5.250%, 11/15/14	694
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	1,007
500	8.250%, 01/15/21 (e)	535
167	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	169
750	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	816
495	Tronox Finance LLC, 6.375%, 08/15/20 (e)	486
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,535

		22,573

	Construction Materials — 0.3%
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,680
1,687	Cemex Finance LLC, 8.660%, 09/15/17 (i)	1,686
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	533
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,105
400	Lafarge S.A., (France), 7.125%, 07/15/36	433
838	U.S. Concrete, Inc., 9.500%, 10/01/15	840
	Vulcan Materials Co.,
535	6.500%, 12/01/16	599
1,050	7.000%, 06/15/18	1,192
2,110	7.500%, 06/15/21	2,490

		10,558

	Containers & Packaging — 0.3%
300	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 4.875%, 11/15/22 (e)	299
	Ball Corp.,
400	4.000%, 11/15/23	383
950	5.000%, 03/15/22	983
865	5.750%, 05/15/21	919
1,500	6.750%, 09/15/20	1,620
125	7.375%, 09/01/19	136
753	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	113
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	792
935	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	914
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	582
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	773
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	306
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d)	4
1,154	8.250%, 05/01/14 (d)	3
2,656	8.375%, 07/01/12 (d)	6

		7,833

	Metals & Mining — 0.9%
750	AK Steel Corp., 8.750%, 12/01/18 (e)	823
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	448
	ArcelorMittal, (Luxembourg),
2,200	5.000%, 02/25/17	2,288
2,595	6.750%, 02/25/22	2,776
1,225	7.500%, 10/15/39	1,231
1,725	9.850%, 06/01/19	2,135
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	164
575	5.400%, 03/29/17	659
1,110	5.500%, 04/01/14	1,157
120	6.500%, 04/01/19	150
222	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	230
220	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	242
	Commercial Metals Co.,
170	4.875%, 05/15/23	162
1,285	6.500%, 07/15/17	1,407
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	286
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	143
1,075	6.875%, 02/01/18 (e)	1,094
1,500	7.000%, 11/01/15 (e)	1,545
40	8.250%, 11/01/19 (e)	42
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,021
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,035
1,510	Nucor Corp., 6.400%, 12/01/37	1,883
354	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	385
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	684
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	556

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
1,121	3.750%, 09/20/21	1,156
500	9.000%, 05/01/19	676
	Steel Dynamics, Inc.,
700	5.250%, 04/15/23 (e)	728
605	6.125%, 08/15/19 (e)	658
605	6.375%, 08/15/22 (e)	659
	United States Steel Corp.,
754	7.000%, 02/01/18	801
250	7.375%, 04/01/20	255
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	112

		27,591

	Paper & Forest Products — 0.2%
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 12/20/13 (d)	22
1,999	7.750%, 06/15/11 (d)	3
7,648	8.375%, 04/01/15 (d)	12
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	2
730	8.850%, 08/01/30 (d)	1
2,750	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,905
584	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	648
	Clearwater Paper Corp.,
960	4.500%, 02/01/23 (e)	948
12	7.125%, 11/01/18	13
667	PH Glatfelter Co., 5.375%, 10/15/20	707
250	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	272

		5,533

	Total Materials	74,088

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.7%
214	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	237
	AT&T, Inc.,
608	0.800%, 12/01/15	607
607	0.900%, 02/12/16	606
1,543	4.300%, 12/15/42 (e)	1,442
466	4.350%, 06/15/45 (e)	432
1,030	5.350%, 09/01/40	1,102
220	5.600%, 05/15/18	260
465	5.800%, 02/15/19	557
1,500	6.300%, 01/15/38	1,788
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,210
6	6.875%, 10/15/31	7
243	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	252
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	123
1,000	8.750%, 06/15/30	1,443
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	554
1,710	Embarq Corp., 7.995%, 06/01/36	1,853
	Frontier Communications Corp.,
785	7.125%, 03/15/19	856
168	7.625%, 04/15/24	176
455	8.125%, 10/01/18	523
215	8.500%, 04/15/20	246
145	8.750%, 04/15/22	163
1,215	9.000%, 08/15/31	1,258
1,650	9.250%, 07/01/21	1,922
	GTE Corp.,
800	6.840%, 04/15/18	971
590	6.940%, 04/15/28	747
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,327
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,352
578	Lynx I Corp., 5.375%, 04/15/21 (e)	601
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	761
1,140	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,188
1,013	Qwest Communications International, Inc., 7.125%, 04/01/18	1,051
330	Qwest Corp., 7.250%, 09/15/25	384
800	Sprint Capital Corp., 8.750%, 03/15/32	932
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	572
190	7.721%, 06/04/38	205
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	149
80	5.877%, 07/15/19	89
1,040	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,108
884	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	975
1,276	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,378

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	748
75	7.350%, 04/01/39	101
920	7.750%, 12/01/30	1,239
290	7.750%, 06/15/32	387
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,367
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,624
	Virgin Media Finance plc, (United Kingdom),
2,700	5.250%, 02/15/22	2,724
401	8.375%, 10/15/19 (i)	448
	Wind Acquisition Finance S.A., (Luxembourg),
470	6.500%, 04/30/20 (e)	483
208	7.250%, 02/15/18 (e)	216
2,500	7.250%, 02/15/18 (e)	2,606
1,175	11.750%, 07/15/17 (e)	1,237
100	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	105
	Windstream Corp.,
57	6.375%, 08/01/23	56
955	7.500%, 06/01/22	1,012
755	7.750%, 10/15/20	806
211	7.750%, 10/01/21	227
40	8.125%, 08/01/13	40
125	8.125%, 09/01/18	136
200	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	222

		51,191

	Wireless Telecommunication Services — 0.8%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	752
1,266	3.125%, 07/16/22	1,212
300	6.125%, 03/30/40	343
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,304
2,586	MetroPCS Wireless, Inc., 6.250%, 04/01/21 (e)	2,709
4,995	NII Capital Corp., 7.625%, 04/01/21	4,158
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	179
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	296
1,096	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	1,112
	Sprint Nextel Corp.,
1,050	7.000%, 03/01/20 (e)	1,181
1,823	7.000%, 08/15/20	1,978
125	8.375%, 08/15/17	144
1,544	9.000%, 11/15/18 (e)	1,872
177	11.500%, 11/15/21	245
1,650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,824
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	264
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,162
870	5.000%, 09/15/15	951

		21,686

	Total Telecommunication Services	72,877

	Utilities — 2.8%
	Electric Utilities — 1.6%
	AES Eastern Energy LP,
750	9.000%, 01/02/17 (d) (i)	—
1,612	9.000%, 01/02/29 (d) (i)	—
891	Alabama Power Co., 6.125%, 05/15/38	1,115
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,001
3,450	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,588
200	Centrais Eletricas Brasileiras S.A., (Brazil), Reg. S., 5.750%, 10/27/21	209
	DTE Electric Co.,
340	3.900%, 06/01/21	373
381	3.950%, 06/15/42	369
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	878
200	5.250%, 01/15/18	233
1,100	6.050%, 04/15/38	1,374
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	136
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	303
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	608
305	4.100%, 05/15/42	294
90	5.300%, 01/15/19	107
500	6.300%, 04/01/38	639
	Edison Mission Energy,
2,500	7.000%, 05/15/17 (d)	1,431
800	7.200%, 05/15/19 (d)	458

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,299
220	Eskom Holdings SOC Ltd., (South Africa), Reg. S., 5.750%, 01/26/21	233
168	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	129
182	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	155
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	624
140	5.950%, 02/01/39	170
723	Homer City Generation LP, PIK, 8.137%, 10/01/19	761
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	417
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,181
1,028	9.400%, 02/01/21	1,483
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S., 6.950%, 11/10/21	224
2,000	IPALCO Enterprises, Inc., 7.250%, 04/01/16 (e)	2,235
477	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	520
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,202
860	MidAmerican Energy Co., 5.300%, 03/15/18	1,004
	Nevada Power Co.,
446	5.375%, 09/15/40	519
600	7.125%, 03/15/19	760
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	270
275	5.350%, 06/15/13	275
265	7.875%, 12/15/15	310
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	341
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,746
150	6.800%, 01/15/19	181
	Northern States Power Co.,
173	5.350%, 11/01/39	207
765	6.250%, 06/01/36	998
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	193
267	4.500%, 12/15/41	271
1,010	5.625%, 11/30/17	1,190
	PacifiCorp,
700	3.850%, 06/15/21	764
880	5.750%, 04/01/37	1,073
250	7.240%, 08/16/23	315
	Peco Energy Co.,
880	2.375%, 09/15/22	851
1,880	5.350%, 03/01/18	2,208
360	Potomac Electric Power Co., 6.500%, 11/15/37	479
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	906
50	Progress Energy, Inc., 6.050%, 03/15/14	52
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	299
198	3.200%, 11/15/20	209
35	6.500%, 08/01/38	47
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,291
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	101
1,100	Series G, 6.625%, 11/15/37	1,397
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	364
155	5.300%, 05/01/18	182
416	5.375%, 11/01/39	498
	Southern California Edison Co.,
450	5.550%, 01/15/37	538
285	5.950%, 02/01/38	359
292	Southern Co. (The), 1.950%, 09/01/16	300
120	Union Electric Co., 8.450%, 03/15/39	195
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	894
235	6.350%, 11/30/37	310
670	8.875%, 11/15/38	1,109
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
36	Xcel Energy, Inc., 4.800%, 09/15/41	38

		46,868

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,407
649	6.500%, 05/20/21	691
369	Boston Gas Co., 4.487%, 02/15/42 (e)	377
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	739

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Gas Utilities — Continued
	150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	180
		Holly Energy Partners LP/Holly Energy Finance Corp.,
	337	6.500%, 03/01/20	358
	150	8.250%, 03/15/18	162
	396	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	414
	900	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	889
		Sabine Pass Liquefaction LLC,
	905	5.625%, 02/01/21 (e)	908
	984	5.625%, 04/15/23 (e)	984
	464	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	498
	1,881	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	1,961

			9,568

		Independent Power Producers & Energy Traders — 0.7%
		AES Corp.,
	240	4.875%, 05/15/23	236
	5,000	7.375%, 07/01/21	5,850
		Calpine Corp.,
	1,206	7.500%, 02/15/21 (e)	1,309
	3,493	7.875%, 01/15/23 (e)	3,842
		Dynegy Holdings LLC,
	105	7.625%, 10/15/26 (d) (i)	—	(h)
	4,770	7.750%, 06/01/19 (d) (i)	12
		NRG Energy, Inc.,
	4,143	6.625%, 03/15/23 (e)	4,381
	2,750	7.625%, 01/15/18	3,101
	1,121	PSEG Power LLC, 5.125%, 04/15/20	1,256

			19,987

		Multi-Utilities — 0.2%
	300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	357
	925	Consumers Energy Co., 6.700%, 09/15/19	1,181
		Dominion Resources, Inc.,
	46	Series C, 4.900%, 08/01/41	49
	785	Series F, 5.250%, 08/01/33	880
	400	7.000%, 06/15/38	546
	160	DTE Energy Co., 7.625%, 05/15/14	170
	362	Puget Energy, Inc., 5.625%, 07/15/22	397
		San Diego Gas & Electric Co.,
	249	4.500%, 08/15/40	268
	685	6.000%, 06/01/26	877
	500	6.000%, 06/01/39	652
		Sempra Energy,
	255	6.150%, 06/15/18	307
	75	6.500%, 06/01/16	86
	220	8.900%, 11/15/13	228
	589	9.800%, 02/15/19	816

			6,814

		Water Utilities — 0.0% (g)
	925	American Water Capital Corp., 6.085%, 10/15/17	1,086

		Total Utilities	84,323

		Total Corporate Bonds (Cost $998,707)	1,060,084

Foreign Government Securities — 1.7%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	227
		Brazil Notas do Tesouro Nacional Serie F, (Brazil),
BRL	410	10.000%, 01/01/15	202
BRL	480	10.000%, 01/01/17	236
	250	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/15/32; credit rating B+), (Kenya) (e)	254
	220	Citigroup, Inc., CLN, 13.300%, 10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 09/30/13; credit rating B), (Ghana) (e) (i)	156
	150	Citigroup, Inc., CLN, 16.390%, 01/31/22 (linked to Republic of Nigeria Treasury 10-Year Bond, 16.390%, 01/27/22; credit rating BB-), (Nigeria) (e) (i)	159
	150	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 5-Year Bond, 16.900%, 03/07/16; credit rating B), (Ghana) (e) (i)	142
	180	Egypt Government International Bond, (Egypt), Reg. S., 5.750%, 04/29/20	158
	200	Export Credit Bank of Turkey, (Turkey), Reg. S., 5.375%, 11/04/16	215
		Federal Republic of Brazil, (Brazil),
	230	5.625%, 01/07/41	255
	43	8.000%, 01/15/18	50
BRL	850	8.500%, 01/05/24	419
	380	11.000%, 08/17/40	457
	249	12.250%, 03/06/30	459
	400	Financing of Infrastrucural Projects State Enterprise, (Ukraine), Reg. S., 9.000%, 12/07/17	416

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	209
		Government of Dominican Republic, (Dominican Republic),
	200	Reg. S., 7.500%, 05/06/21	226
	289	Reg. S., 9.040%, 01/23/18	320
DOP	5,100	Reg. S., 16.950%, 02/04/22	158
DOP	1,800	18.500%, 02/04/28 (e)	57
	230	Government of Mongolia, (Mongolia), 5.125%, 12/05/22 (e)	213
		Israel Government AID Bond, (Israel),
	1,973	Zero Coupon, 08/15/17	1,884
	2,000	5.500%, 09/18/33	2,522
	160	Kingdom of Bahrain, (Bahrain), Reg. S., 5.500%, 03/31/20	174
		Kingdom of Morocco, (Morocco),
	200	Reg. S., 4.250%, 12/11/22	195
	200	Reg. S., 5.500%, 12/11/42	189
	249	Poland Government Bond, (Poland), 5.000%, 03/23/22	278
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	917
		Province of Ontario, (Canada),
	1,000	0.950%, 05/26/15	1,009
	3,683	1.650%, 09/27/19	3,614
	780	2.700%, 06/16/15	814
	1,635	2.950%, 02/05/15	1,703
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	394
	240	Provincia de Buenos Aires, (Argentina), Reg. S., 10.875%, 01/26/21	165
AUD	1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,487
	250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S., 7.000%, 08/16/19	268
		Republic of Argentina, (Argentina),
	1,001	SUB, 2.500%, 12/31/38	340
	317	8.280%, 12/31/33	187
	240	Republic of Belarus, (Belarus), Reg. S., 8.750%, 08/03/15	249
	38	Republic of Belize, (Belize), SUB, 5.000%, 02/20/38 (e)	26
CLP	100,000	Republic of Chile, (Chile), 6.000%, 01/01/22	216
		Republic of Colombia, (Colombia),
	200	2.625%, 03/15/23	186
	100	6.125%, 01/18/41	119
	100	7.375%, 01/27/17	118
	240	8.125%, 05/21/24	331
	270	10.375%, 01/28/33	446
	105	Republic of Costa Rica, (Costa Rica), Reg. S., 9.995%, 08/01/20	141
		Republic of Croatia, (Croatia),
	250	5.500%, 04/04/23 (e)	254
	200	Reg. S., 6.250%, 04/27/17	216
	200	6.375%, 03/24/21 (e)	217
	300	Republic of Ecuador, (Ecuador), Reg. S., 9.375%, 12/15/15	316
		Republic of El Salvador, (El Salvador),
	165	5.875%, 01/30/25 (e)	165
	130	Reg. S., 7.375%, 12/01/19	148
	185	Reg. S., 7.650%, 06/15/35	194
	59	Reg. S., 8.250%, 04/10/32	68
	200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	216
	200	Republic of Honduras, (Honduras), 7.500%, 03/15/24 (e)	196
		Republic of Hungary, (Hungary),
	60	4.125%, 02/19/18	59
	80	5.375%, 02/21/23	79
	481	6.250%, 01/29/20	517
	40	6.250%, 01/29/20	43
	240	6.375%, 03/29/21	258
	408	7.625%, 03/29/41	447
	240	Republic of Iceland, (Iceland), 5.875%, 05/11/22 (e)	271
		Republic of Indonesia, (Indonesia),
	410	Reg. S., 5.875%, 03/13/20	469
	200	Reg. S., 6.750%, 03/10/14	208
	100	Reg. S., 7.750%, 01/17/38	133
	320	Reg. S., 11.625%, 03/04/19	459
	840	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	737
	420	Republic of Ivory Coast, (Ivory Coast), Reg. S., SUB, 5.750%, 12/31/32	390
		Republic of Lebanon, (Lebanon),
	70	Reg. S., 8.250%, 04/12/21	78
	70	9.000%, 03/20/17	79
		Republic of Lithuania, (Lithuania),
	505	Reg. S., 5.125%, 09/14/17 (e)	553
	140	6.125%, 03/09/21 (e)	162
	200	Reg. S., 6.625%, 02/01/22	240
NGN	6,285	Republic of Nigeria, (Nigeria), Reg. S., 16.000%, 06/29/19	46
	290	Republic of Pakistan, (Pakistan), Reg. S., 6.875%, 06/01/17	275
		Republic of Panama, (Panama),
	240	6.700%, 01/26/36	309

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	220	9.375%, 04/01/29	348
	400	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	396
		Republic of Peru, (Peru),
	114	5.625%, 11/18/50	129
	200	7.125%, 03/30/19	250
	370	7.350%, 07/21/25	500
	60	8.375%, 05/03/16	71
	398	8.750%, 11/21/33	623
		Republic of Philippines, (Philippines),
	130	6.500%, 01/20/20	160
	390	7.750%, 01/14/31	550
	100	9.500%, 02/02/30	160
	210	10.625%, 03/16/25	346
		Republic of Romania, (Romania),
	110	4.375%, 08/22/23 (e)	109
RON	340	5.850%, 04/26/23	106
	370	6.750%, 02/07/22 (e)	437
	140	Reg. S., 6.750%, 02/07/22	165
		Republic of Serbia, (Serbia),
	300	5.250%, 11/21/17 (e)	306
	63	Reg. S., SUB, 6.750%, 11/01/24	64
	200	Reg. S., 7.250%, 09/28/21	221
		Republic of South Africa, (South Africa),
	390	4.665%, 01/17/24	406
	330	5.500%, 03/09/20	369
ZAR	13,700	7.250%, 01/15/20	1,397
	470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	485
		Republic of Turkey, (Turkey),
TRY	98	3.192%, 02/23/22	60
	200	4.875%, 04/16/43	200
	240	6.000%, 01/14/41	278
	200	6.250%, 09/26/22	245
	700	6.750%, 04/03/18	838
	115	6.875%, 03/17/36	146
	170	7.000%, 03/11/19	209
	90	7.000%, 06/05/20	112
	317	7.250%, 03/05/38	423
	100	7.500%, 07/14/17	121
TRY	104	9.500%, 01/12/22	65
TRY	125	10.500%, 01/15/20	81
		Republic of Ukraine, (Ukraine),
	200	Reg. S., 6.250%, 06/17/16	198
	735	Reg. S., 6.580%, 11/21/16 (e)	731
		Republic of Uruguay, (Uruguay),
UYU	584	5.642%, 06/26/37	55
UYU	3,000	6.799%, 04/05/27	295
	230	7.625%, 03/21/36	320
		Republic of Venezuela, (Venezuela),
	92	Reg. S., 5.750%, 02/26/16	85
	161	Reg. S., 6.000%, 12/09/20	129
	69	Reg. S., 7.000%, 03/31/38	51
	27	7.650%, 04/21/25	22
	75	Reg. S., 7.750%, 10/13/19	67
	195	Reg. S., 8.250%, 10/13/24	165
	42	Reg. S., 9.000%, 05/07/23	37
	75	9.250%, 09/15/27	68
	440	Republic of Vietnam, (Vietnam), Reg. S., 6.750%, 01/29/20	493
		Russian Federation, (Russia),
	400	3.250%, 04/04/17 (e)	416
	400	Reg. S., 5.625%, 04/04/42	439
	660	Reg. S., SUB, 7.500%, 03/31/30	802
	130	Reg. S., 12.750%, 06/24/28	245
AUD	1,400	South Australian Government Financing Authority, (Australia), Series 15, 5.750%, 04/20/15	1,411
EUR	1,430	Spain Government Bond, (Spain), 4.500%, 01/31/18	1,958
	200	State of Qatar, (Qatar), Reg. S., 5.750%, 01/20/42	233
		United Mexican States, (Mexico),
	290	3.625%, 03/15/22	299
	200	5.625%, 01/15/17	226
	228	5.750%, 10/12/10	237
	160	6.050%, 01/11/40	189
MXN	800	10.000%, 12/05/24	87

		Total Foreign Government Securities (Cost $50,442)	50,396

Mortgage Pass-Through Securities — 9.0%
		Federal Home Loan Mortgage Corp.,
	50	ARM, 2.125%, 08/01/36	53
	82	ARM, 2.407%, 05/01/37	88
	265	ARM, 2.646%, 10/01/36	285
	495	ARM, 2.889%, 10/01/37	530
	258	ARM, 2.915%, 03/01/36	277
	680	ARM, 3.438%, 03/01/36	735
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	5,522	4.000%, 08/01/18 - 02/01/26	5,832
	452	4.500%, 10/01/18	475
	51	5.000%, 05/01/18	54
	4,535	5.500%, 01/01/21 - 12/01/24	4,910
	368	6.000%, 11/01/21	396

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL
AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
112		6.500%, 07/01/14	115
47		7.500%, 01/01/17	50
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8,892		4.000%, 01/01/32	9,546
3,506		6.000%, 02/01/28	3,821
920		6.500%, 11/01/22 - 03/01/26	1,021
303		7.000%, 01/01/27	346
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
176		4.000%, 09/01/33	186
2,151		4.500%, 05/01/41	2,283
34		6.000%, 02/01/29	37
774		6.500%, 01/01/24 - 11/01/36	868
823		7.000%, 09/01/24 - 10/01/36 (m)	956
94		7.500%, 10/01/19 - 02/01/27	104
112		8.000%, 08/01/27 - 03/01/30	136
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,874		7.500%, 01/01/32 - 12/01/36	2,200
395		10.000%, 10/01/30	462
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
15,373		3.500%, 09/01/32 - 06/01/42	16,141
4,298		4.000%, 06/01/42 - 10/01/42	4,588
45		7.000%, 12/01/14 - 03/01/16	47
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		7.500%, 02/01/17	1
3		12.000%, 08/01/15 - 07/01/19	3
–	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
128		ARM, 1.828%, 07/01/37	137
240		ARM, 2.170%, 07/01/37	249
277		ARM, 2.397%, 05/01/35	292
94		ARM, 2.409%, 04/01/37	101
342		ARM, 2.610%, 03/01/37	364
482		ARM, 2.616%, 04/01/37	514
180		ARM, 2.622%, 01/01/34	192
23		ARM, 2.750%, 10/01/33	24
541		ARM, 5.409%, 01/01/23	594
		Federal National Mortgage Association, 15 Year, Single Family,
3,062		3.500%, 09/01/18 - 07/01/19	3,229
831		4.000%, 07/01/18 - 10/01/18	885
235		4.500%, 07/01/18	250
2,377		5.000%, 05/01/18 - 07/01/25	2,542
545		5.500%, 08/01/17 - 07/01/20	583
1,013		6.000%, 01/01/14 - 08/01/22	1,086
–	(h)	7.000%, 03/01/15	—	(h)
4		8.000%, 01/01/16	3
		Federal National Mortgage Association, 20 Year, Single Family,
1,051		3.500%, 12/01/30	1,090
647		6.000%, 04/01/24	705
517		6.500%, 11/01/18	554
215		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	236
		Federal National Mortgage Association, 30 Year, Single Family,
4,058		5.000%, 10/01/39 - 08/01/40	4,505
1,299		5.500%, 12/01/28 - 09/01/34	1,418
6,186		6.000%, 03/01/34 - 08/01/37	6,862
1,859		6.500%, 04/01/28 - 10/01/38	2,089
1,243		7.000%, 03/01/28 - 04/01/37	1,445
386		7.500%, 10/01/26 - 11/01/38	440
4,809		8.000%, 08/01/22 - 12/01/36	5,849
49		8.500%, 10/01/25 - 12/01/25	55
4		9.000%, 01/01/19 - 04/01/25	5
5		12.500%, 01/01/16	5
		Federal National Mortgage Association, Other,
3,972		VAR, 0.554%, 01/01/23	3,988
5,060		1.400%, 07/01/17	5,112
3,060		1.770%, 02/01/20	3,079
5,000		1.940%, 07/01/19	5,061
1,860		2.140%, 04/01/19	1,914
3,978		2.410%, 01/01/23	3,931
7,500		2.440%, 02/01/23	7,422
1,828		2.490%, 10/01/17	1,915
4,176		2.510%, 01/01/23	4,159
3,900		2.650%, 03/01/23	3,923
1,510		2.750%, 03/01/22	1,559
1,750		3.370%, 11/01/20	1,873
1,680		3.380%, 01/01/18	1,818
74,531		3.500%, 05/01/32 - 06/01/43	77,210
1,575		3.590%, 10/01/20	1,706
1,620		3.660%, 12/01/21	1,757
1,491		3.730%, 06/01/18	1,650
1,000		3.770%, 09/01/21	1,095
1,610		3.810%, 01/01/19	1,754
1,275		4.060%, 07/01/21	1,419
2,102		4.180%, 12/01/19	2,349
3,813		4.260%, 12/01/19	4,279
6,289		4.340%, 06/01/21	7,110

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL
AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
	2,407	4.369%, 02/01/20	2,726
	3,000	4.399%, 02/01/20	3,402
	775	4.500%, 01/01/20	826
	1,950	4.640%, 01/01/21	2,232
	693	5.000%, 12/01/32 - 08/01/33	737
	449	5.500%, 09/01/17	475
	216	6.500%, 04/01/36 - 07/01/36	242
		Government National Mortgage Association II, 30 Year, Single Family,
	6,129	6.000%, 11/20/32 - 09/20/38	6,803
	1,879	6.500%, 02/20/29 - 10/20/39	2,144
	4,298	7.000%, 06/20/32 - 01/20/39	5,022
	498	7.500%, 08/20/25 - 05/20/32	585
	877	8.000%, 08/20/26 - 09/20/31	1,070
	657	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	727
		Government National Mortgage Association, 30 Year, Single Family,
	321	6.500%, 02/15/28 - 10/15/29	376
	104	7.000%, 02/15/24 - 11/15/27	120
	94	7.250%, 07/15/21 - 01/15/28	110
	57	7.500%, 10/15/22 - 02/15/27	61
	5	7.750%, 02/15/27	5
	2	8.500%, 11/15/25	3
	79	9.000%, 04/15/16 - 01/15/25	84
	4	10.000%, 11/15/20	4
	1	13.000%, 01/15/15	1

		Total Mortgage Pass-Through Securities (Cost $265,626)	266,687

Municipal Bonds — 0.4% (t)
		California — 0.1%
	1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,275
	774	University of California, Rev., 4.858%, 05/15/12	748

			2,023

		Illinois — 0.1%
	1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,975

		New York — 0.1%
		New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
	560	Series H, Rev., 5.289%, 03/15/33	662
	1,165	Series H, Rev., 5.389%, 03/15/40	1,373
	1,450	Port Authority of New York & New Jersey, Taxable Consolidated 164, Rev., 5.647%, 11/01/40	1,741
	895	Port Authority of New York & New Jersey, Taxable Consolidated 174, Rev., 4.458%, 10/01/62	882

			4,658

		Ohio — 0.1%
	1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,376
	1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,593

			2,969

		Total Municipal Bonds (Cost $10,350)	11,625

Supranational — 0.1%
	1,000	African Development Bank, 8.800%, 09/01/19	1,335
	1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,337
NZD	1,500	International Finance Corp., 3.500%, 09/05/17	1,188

		Total Supranational (Cost $3,801)	3,860

U.S. Government Agency Securities — 1.4%
		Federal Home Loan Mortgage Corp.,
	915	1.350%, 04/29/14	925
	635	5.250%, 04/18/16	719
	385	6.750%, 09/15/29	558
		Federal National Mortgage Association,
	7,360	Zero Coupon, 06/01/17	7,022
	825	5.000%, 05/11/17	955
	1,500	5.625%, 07/15/37	2,022
	1,000	8.200%, 03/10/16	1,208
		Federal National Mortgage Association STRIPS,
	1,000	11/15/21	804
	1,275	05/15/30	675
		Financing Corp. Fico,
	3,100	Zero Coupon, 11/30/17	2,926
	1,000	05/11/18	946
	1,285	Zero Coupon, 04/05/19	1,155
	1,500	Zero Coupon, 09/26/19	1,335
	347	New Valley Generation II, 5.572%, 05/01/20	404
	595	New Valley Generation III, 4.929%, 01/15/21	677

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL
AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — Continued
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	9,778
2,770	Zero Coupon, 10/15/20	2,399
	Tennessee Valley Authority,
902	4.625%, 09/15/60	954
2,103	5.250%, 09/15/39	2,550
1,610	5.880%, 04/01/36	2,096
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	325

	Total U.S. Government Agency Securities (Cost $38,358)	40,433

U.S. Treasury Obligations — 15.4%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	90
555	4.375%, 02/15/38	672
8,400	4.500%, 02/15/36	10,354
3,890	4.500%, 05/15/38	4,802
5,000	5.000%, 05/15/37	6,602
2,500	5.250%, 02/15/29	3,289
1,000	5.500%, 08/15/28	1,345
2,340	6.000%, 02/15/26	3,241
5,000	6.250%, 08/15/23	6,902
4,250	6.375%, 08/15/27	6,143
7,600	7.125%, 02/15/23	11,029
7,200	7.250%, 08/15/22	10,438
17,000	7.500%, 11/15/16 (m)	20,968
4,800	7.500%, 11/15/24	7,329
2,625	7.875%, 02/15/21	3,811
13,600	8.125%, 05/15/21 (m)	20,127
10,000	8.125%, 08/15/21 (m)	14,894
5,000	8.500%, 02/15/20	7,272
6,000	8.750%, 08/15/20	8,964
22,210	8.875%, 08/15/17 (m)	29,609
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,111
	U.S. Treasury Inflation Indexed Notes,
4,900	1.250%, 04/15/14	5,472
9,000	2.000%, 01/15/14	11,496
	U.S. Treasury Notes,
50	0.125%, 09/30/13 (k)	50
3,559	0.875%, 01/31/18	3,541
24,750	0.875%, 07/31/19	24,048
4,750	1.125%, 05/31/19	4,701
6,750	1.250%, 04/30/19	6,739
2,665	1.375%, 11/30/18	2,694
2,000	1.375%, 01/31/20	1,988
4,765	1.500%, 08/31/18	4,860
2,000	1.750%, 10/31/18	2,063
100	2.000%, 04/30/16	104
2,000	2.125%, 08/15/21	2,045
11,000	2.250%, 11/30/17	11,645
2,780	2.625%, 02/29/16 (m)	2,943
130	2.625%, 04/30/16	138
12,940	2.750%, 05/31/17 (m)	13,943
7,115	2.875%, 03/31/18	7,743
1,000	3.125%, 10/31/16	1,084
2,000	3.125%, 01/31/17	2,175
10,654	3.125%, 05/15/19	11,792
2,250	3.250%, 03/31/17	2,463
2,565	3.625%, 02/15/21	2,923
8,000	4.250%, 11/15/17 (m)	9,168
7,860	4.750%, 08/15/17	9,132
	U.S. Treasury STRIPS,
2,000	11/15/14	1,992
2,425	11/15/15	2,400
6,980	05/15/16	6,869
6,916	02/15/17	6,724
12,239	08/15/17	11,796
19,170	11/15/17 (m)	18,390
6,000	02/15/18	5,723
1,606	08/15/18	1,515
185	08/15/19	170
9,201	05/15/20	8,229
3,390	11/15/20	2,980
1,795	02/15/21	1,561
15,000	05/15/21	12,932
22,000	11/15/21 (m)	18,592
5,000	08/15/22	4,103
5,000	11/15/22	4,062
4,000	08/15/24	3,011
5,000	11/15/24	3,722
2,900	02/15/25	2,135
6,315	02/15/27	4,244
8,000	11/15/27	5,196
2,615	02/15/28	1,679

	Total U.S. Treasury Obligations (Cost $419,688)	452,967

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
49		General Motors Co. (a)	1,662
18		Motors Liquidation Co. GUC Trust (a)	580

			2,242

		Hotels, Restaurants & Leisure — 0.0%
500		Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

		Leisure Equipment & Products — 0.0% (g)
31		New True Temper Holdings Corp., Inc. (a) (i)	20

		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e) (i)	31

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	242

		Total Consumer Discretionary	2,535

		Consumer Staples — 0.0%
		Food Products — 0.0%
40		Eurofresh, Inc., ADR (a) (i)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
211		Capmark Financial Group, Inc.	1,822
7		Somerset Cayuga Holding Co., Inc. (a) (i)	163

		Total Financials	1,985

		Industrials — 0.0% (g)
		Electrical Equipment — 0.0% (g)
8		Wolverine Tube, Inc., ADR (a) (i)	247

		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	16

		Total Industrials	263

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
1		Magnachip Semiconductor Corp., (South Korea) (a)	12

		Materials — 0.2%
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V., (Netherlands), Class A	2

		Construction Materials — 0.1%
264		U.S. Concrete, Inc. (a)	4,242

		Containers & Packaging — 0.0%
9		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
23		New Holdco (a) (i)	1,970

		Total Materials	6,214

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
–	(h)	Sprint Nextel Corp. (a)	—	(h)

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
70		Dynegy, Inc. (a)	1,706

		Total Common Stocks (Cost $12,273)	12,715

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
35		General Motors Co., Series B, 4.750%, 12/01/13	1,708

		Consumer Staples — 0.0%
		Food Products — 0.0%
–	(h)	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

		Financials — 0.3%
		Commercial Banks — 0.1%
10		CoBank ACB, Series C, 11.000%, 07/01/13 ($50 par value) @ (e)	517
15		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	835

			1,352

		Consumer Finance — 0.1%
4		Ally Financial, Inc., 7.000%, 07/03/13 ($1,000 par value) @ (e)	3,898

		Diversified Financial Services — 0.0% (g)
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40 ($25 par value)	405

		Insurance — 0.1%
11		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value)	337
2		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.397%, 10/29/49 ($1,000 par value)	1,684

			2,021

		Total Financials	7,676

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
17	Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value)	872

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (a) (i)	—

	Total Preferred Stocks (Cost $10,240)	10,256

PRINCIPAL AMOUNT
Loan Assignments — 1.0%
	Consumer Discretionary — 0.4%
	Automobiles — 0.0% (g)
660	Chrysler Corp., Term Loan B, VAR, 6.000%, 05/24/17	667

	Hotels, Restaurants & Leisure — 0.2%
1,717	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.443%, 01/28/18	1,532
1,176	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	1,183
1,400	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	1,446
500	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	496

		4,657

	Media — 0.2%
2,005	Clear Channel Communications, Inc., Term Loan B, VAR, 3.844%, 01/29/16	1,861
200	Kabel Deutschland Holding AG, Facility F1, VAR, 3.250%, 02/01/19	200
	MTL Publishing LLC, Term B Loan,
59	VAR, 4.250%, 06/29/18	59
16	VAR, 4.250%, 06/29/18	16
	R.H. Donnelley, Inc., Exit Term Loan,
1,929	VAR, 9.750%, 12/31/16 ^	1,496
1,945	VAR, 9.750%, 12/31/16 ^	1,509
857	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	876
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	157

		6,174

	Specialty Retail — 0.0% (g)
680	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	665

	Total Consumer Discretionary	12,163

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,196	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	1,192

	Food Products — 0.0% (g)
411	GFA Brands, Inc., Term Loan, VAR, 7.000%, 07/02/18	416
	High Liner Foods, Inc., Term Loan,
218	VAR, 4.750%, 12/19/17	219
5	VAR, 4.750%, 12/19/17	5

		640

	Total Consumer Staples	1,832

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
566	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	569

	Financials — 0.2%
	Diversified Financial Services — 0.0% (g)
	Aot Holdings International Ltd., 1st Lien Senior Secured Term Loan,
127	VAR, 5.000%, 10/01/19	128
92	VAR, 5.000%, 10/01/19	92
65	VAR, 5.000%, 10/01/19	65
12	VAR, 5.000%, 10/01/19	12
12	VAR, 5.000%, 10/01/19	12
11	VAR, 5.000%, 10/01/19	12
1	VAR, 5.000%, 10/01/19	1

		322

	Real Estate Investment Trusts (REITs) — 0.2%
	Invitation Homes,
1,118	VAR, 0.500%, 03/15/15 (i)	1,113
3,882	VAR, 3.750%, 03/15/15	3,862

		4,975

	Total Financials	5,297

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
124	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	126

	Health Care Providers & Services — 0.1%
847	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	836
199	U.S. Renal Care, Inc., 1st Lien Term Loan, VAR, 6.250%, 07/03/19	201

		1,037

	Pharmaceuticals — 0.0% (g)
569	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	571

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Pharmaceuticals — Continued
	Aptalis Pharma, Inc., Term Loan,
343	VAR, 5.500%, 02/10/17	344
37	VAR, 5.500%, 02/10/17	37

		952

	Total Health Care	2,115

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
427	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	432

	Building Products — 0.0% (g)
322	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	325

	Commercial Services & Supplies — 0.0% (g)
173	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	174

	Total Industrials	931

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
648	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	655

	IT Services — 0.0% (g)
135	First Data Corp., Term Loan, VAR, 4.199%, 09/24/18	134

	Total Information Technology	789

	Materials — 0.1%
	Chemicals — 0.1%
254	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	257
502	Dupont Performance Coatings, Inc., Term Loan, VAR, 4.750%, 02/01/20	506
189	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	190

		953

	Metals & Mining — 0.0% (g)
438	FMG Resources August 2006 Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	440
306	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	306

		746

	Total Materials	1,699

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
668	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	672

	Utilities — 0.1%
	Electric Utilities — 0.1%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
1,400	VAR, 4.699%, 10/10/17	1,013
21	VAR, 4.699%, 10/10/17	15
695	VAR, 4.775%, 10/10/17	503
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
1,400	VAR, 3.699%, 10/10/14	1,082
21	VAR, 3.699%, 10/10/14	16
696	VAR, 3.775%, 10/10/14	538

		3,167

	Gas Utilities — 0.0% (g)
752	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	759

	Total Utilities	3,926

	Total Loan Assignments (Cost $33,103)	29,993

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/2016 (Strike Price $10.00) (a)	1,633
67	expiring 7/10/2019 (Strike Price $18.33) (a)	1,121

		2,754

	Specialty Retail — 0.0%
	Neebo, Inc.,
13	expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	2,754

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost 2,389)	2,754

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.2%
	Investment Company — 2.2%
65,593	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $65,593)	65,593

	Total Investments — 100.5% (Cost $2,845,103)	2,966,420
	Liabilities in Excess of Other Assets — (0.5)%	(15,857)

	NET ASSETS — 100.0%	$2,950,563

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	10 Year U.S. Treasury Note	09/19/13	388	—	(h)
7	2 Year U.S. Treasury Note	09/30/13	1,541	—	(h)
	Short Futures Outstanding
(3)	30 Year U.S. Treasury Bond	09/19/13	(420)	1
(6)	5 Year U.S. Treasury Note	09/30/13	(735)	—	(h)

				1

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
170,000	EUR	Goldman Sachs International	06/28/13	219	221	2

400,000	TRY	Citibank, N.A.	06/28/13	217	213	(4)
400,000	TRY	Goldman Sachs International	06/28/13	217	213	(4)

				653	647	(6)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100,000	AUD	Union Bank of Switzerland AG	08/09/13	3,133	2,953	180

170,000	EUR	Goldman Sachs International	06/28/13	221	221	— (h)
3,000,000	EUR	Union Bank of Switzerland AG	08/09/13	3,930	3,901	29

54,600,000	JPY	HSBC Bank, N.A.	06/28/13	556	543	13
53,000,000	JPY	Royal Bank of Scotland	06/28/13	561	528	33

800,000	TRY	Goldman Sachs International	06/28/13	430	426	4
15,000,000	ZAR	Credit Suisse International	08/08/13	1,633	1,476	157

				10,464	10,048	416

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollars
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
DOP	—	Dominican Republic Peso
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NGN	—	Nigeria Naira
NZD	—	New Zealand Dollar
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RON	—	Romanian Leu
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2013.
^	—	All or a portion of the security is unsettled as of May 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
#	—	Security is distressed as of May 31, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	156,251
Aggregate gross unrealized depreciation	(34,934)

Net unrealized appreciation/depreciation	121,317

Federal income tax cost of investments	2,845,103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,242		$—	$293		$2,535
Consumer Staples	—		—	—	(a)	—	(a)
Financials	1,822		—	163		1,985
Industrials	—		—	263		263
Information Technology	12		—	—		12
Materials	4,244		—	1,970		6,214
Telecommunication Services	—	(b)	—	—		—	(b)
Utilities	1,706		—	—		1,706

Total Common Stocks	10,026		—	2,689		12,715

Preferred Stocks
Consumer Discretionary	1,708		—	—		1,708
Consumer Staples	—		—	—	(a)	—	(a)
Financials	742		6,934	—		7,676
Health Care	872		—	—		872
Materials	—		—	—	(a)	—	(a)

Total Preferred Stocks	3,322		6,934	—	(a)	10,256

Debt Securities
Asset-Backed Securities	—		138,504	79,558		218,062
Collateralized Mortgage Obligations
Agency CMO	—		301,363	10,782		312,145
Non-Agency CMO	—		143,610	32,005		175,615

Total Collateralized Mortgage Obligations	—		444,973	42,787		487,760

Commercial Mortgage-Backed Securities	—		214,641	37,863		252,504
Convertible Bonds
Consumer Discretionary	—		—	—	(a)	—	(a)
Financials	—		—	731		731

Total Convertible Bonds	—		—	731		731

Corporate Bonds
Consumer Discretionary	—		126,977	1,738		128,715
Consumer Staples	—		59,280	—	(a)	59,280
Energy	—		120,477	—		120,477
Financials	—		315,070	203		315,273
Health Care	—		54,053	—		54,053
Industrials	—		92,139	9,773		101,912
Information Technology	—		49,086	—		49,086

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Materials	$—	$72,289	$1,799		$74,088
Telecommunication Services	—	72,877	—		72,877
Utilities	—	84,311	12		84,323

Total Corporate Bonds	—	1,046,559	13,525		1,060,084

Foreign Government Securities	—	49,685	711		50,396
Mortgage Pass-Through Securities	—	266,687	—		266,687
Municipal Bonds	—	11,625	—		11,625
Supranational	—	3,860	—		3,860
U.S. Government Agency Securities	—	40,029	404		40,433
U.S. Treasury Obligations	—	452,967	—		452,967
Loan Assignments
Consumer Discretionary	—	12,006	157		12,163
Consumer Staples	—	1,832	—		1,832
Energy	—	569	—		569
Financials	—	4,184	1,113		5,297
Health Care	—	2,115	—		2,115
Industrials	—	931	—		931
Information Technology	—	789	—		789
Materials	—	1,699	—		1,699
Telecommunication Services	—	672	—		672
Utilities	—	3,926	—		3,926

Total Loan Assignments	—	28,723	1,270		29,993

Warrants
Consumer Discretionary	2,754	—	—	(a)	2,754
Industrials	—	—	—	(a)	—	(a)

Total Warrants	2,754	—	—	(a)	2,754

Short-Term Investment
Investment Company	65,593	—	—		65,593

Total Investments in Securities	$81,695	$2,705,187	$179,538	*	$2,966,420

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$418	$—		$418
Futures Contracts	1	—	—		1

Total Appreciation in Other Financial Instruments	$1	$418	$—		$419

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8)	$—		$(8)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $179,538,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

JPMorgan Core Plus Bond Fund

	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$69,320		$18	$(173)	$123	$12,889	$(12,199)	$27,429	$(17,849)	$79,558
Collateralized Mortgage Obligations
Agency CMO	28,695		—	(2,223)	(776)	36	(15)	891	(15,826)	10,782
Non-Agency CMO	26,591		27	214	(38)	12,366	(1,337)	3,291	(9,109)	32,005
Commercial Mortgage-Backed Securities	57,873		—	(198)	(598)	3,000	(546)	—	(21,668)	37,863
Common Stocks – Consumer Discretionary	114		14	160	—	31	(26)	—	—	293
Common Stocks – Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks – Financials	155		—	8	—	—	—	—	—	163
Common Stocks – Industrials	263		—	—	—	—	—	—	—	263
Common Stocks – Materials	1,970		—	—	—	—	—	—	—	1,970
Convertible Bonds – Consumer Discretionary	194		—	(194)	—	—	—	—	—	—	(a)
Convertible Bonds – Financials	311		—	420	—	—	—	—	—	731
Corporate Bonds – Consumer Discretionary	2,717		33	(908)	— (b)	1,942	(3)	50	(2,093)	1,738
Corporate Bonds – Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds – Financials	202		1	1	—	—	(1)	—	—	203
Corporate Bonds – Industrials	8,808		(3)	80	5	997	(139)	25	—	9,773
Corporate Bonds – Materials	1,798		—	(643)	2	753	—	—	(111)	1,799
Corporate Bonds – Telecommunication Services	2,411		—	—	—	—	—	—	(2,411)	—
Corporate Bonds – Utilities	12		—	—	—	—	—	—	—	12
Foreign Government Securities – Foreign Government Securities	414		—	(24)	—	400	—	—	(79)	711
Loan Assignments – Consumer Discretionary	913		845	(756)	—	—	(845)	—	—	157
Loan Assignments – Financials	—		—	(1,229)	—	2,342	—	—	—	1,113
Preferred Stocks – Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks – Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
U.S. Government Agency Securities – U.S. Government Agency Securities	1,121		—	— (b)	— (b)	—	(42)	—	(675)	404
Warrants – Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants – Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$203,882		$935	$(5,465)	$(1,282)	$34,756	$(15,153)	$31,686	$(69,821)	$179,538

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(5,465,000).

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 5/31/13		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
	$2,217,323		Market Comparable Companies	EBITDA Multiple (a)	5.00x-7.00x (5.22x)
				Discount for lack of marketability (b)	10%-30% (10.56%)
	30,875		Issuance Price	Percent of Par	100% (N/A)
	16,140		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	19,813		Mergers and Acquisitions	Discount for lack of marketability (b)	25% (N/A)
				Discount for potential outcome	20% (N/A)
	241,980		Consensus Broker Pricing	Median Offered quote	$6.00 (N/A)

Common Stock	2,526,131
	0		Discounted Cash Flow	Discount for lack of marketability (b)	17.50% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0
	609,563		Market Comparable Companies	EBITDA Multiple (a)	5.5x-6.8x (6.56x)
				Discount for lack of marketability (b)	20%-30% (20.93%)
	0		Terms of Plan of Reorganization	Probability of Default	100% (N/A)
	0		Terms of Consent Solicitation	Discount for lack of marketability (b)	100% (N/A)

Corporate Bond	609,563
	123,869,935		Discounted Cash Flow	Liquidity Discount	4.50%-10.00% (4.98%)
				Implied Spread to Index	2.00%-5.00% (2.26%)
				Prepayment Speed	0.00-904.00 (46.13)
				Constant Default Rate	0.00-18.00 (1.90)
				Yield (Discount Rate of Cash Flows)	(163.76%)-199.99% (2.87%)

Asset-backed securities	123,869,935
	0		Intrinsic Value	Issue Price vs. Strike Price	N/A

Warrants	0
Total	127,005,629

# The table above does not include level 3 securities that are valued by brokers and pricing services. At 5/31/13, the value of these securities was $52,657,880. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, probability of default, default rates, and yield may decrease (increase) the fair value measurement. A significant change in broker pricing information and prepayment speeds could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 43.3%
	Agency CMO — 43.3%
	Federal Home Loan Mortgage Corp. REMIC,
63	Series 1343, Class LA, 8.000%, 08/15/22	75
462	Series 1367, Class K, 5.500%, 09/15/22	506
87	Series 1591, Class E, 10.000%, 10/15/23	92
737	Series 1633, Class Z, 6.500%, 12/15/23	825
803	Series 1694, Class PK, 6.500%, 03/15/24	845
4,452	Series 1785, Class A, 6.000%, 10/15/23	4,453
249	Series 1999, Class PU, 7.000%, 10/15/27	286
383	Series 2031, Class PG, 7.000%, 02/15/28	437
1,165	Series 2035, Class PC, 6.950%, 03/15/28	1,346
891	Series 2064, Class PD, 6.500%, 06/15/28 (m)	890
738	Series 2095, Class PE, 6.000%, 11/15/28	829
307	Series 2152, Class BD, 6.500%, 05/15/29	332
1,629	Series 2162, Class TH, 6.000%, 06/15/29	1,827
97	Series 2345, Class PQ, 6.500%, 08/15/16	100
932	Series 2367, Class ME, 6.500%, 10/15/31	1,002
1,596	Series 2480, Class EJ, 6.000%, 08/15/32	1,798
3,367	Series 2562, Class PG, 5.000%, 01/15/18	3,589
3,294	Series 2611, Class QZ, 5.000%, 05/15/33	3,799
432	Series 2647, Class A, 3.250%, 04/15/32	450
1,624	Series 2651, Class VZ, 4.500%, 07/15/18	1,716
6,119	Series 2656, Class BG, 5.000%, 10/15/32	6,351
1,534	Series 2688, Class DG, 4.500%, 10/15/23	1,664
4,799	Series 2727, Class PE, 4.500%, 07/15/32	4,881
5,739	Series 2773, Class TB, 4.000%, 04/15/19	6,087
7,450	Series 2841, Class AT, 4.000%, 08/15/19	7,904
1,767	Series 2882, Class QD, 4.500%, 07/15/34	1,902
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,080
2,318	Series 2927, Class GA, 5.500%, 10/15/34	2,562
5,500	Series 2931, Class QD, 4.500%, 02/15/20	5,939
1,361	Series 2976, Class HP, 4.500%, 01/15/33	1,380
7,918	Series 3036, Class ND, 5.000%, 05/15/34 (m)	8,153
647	Series 3045, Class HN, 4.500%, 09/15/33	661
1,421	Series 3085, Class VS, HB, IF , 27.923%, 12/15/35	2,213
4,066	Series 3181, Class OP, PO, 07/15/36	3,865
4,500	Series 3188, Class GE, 6.000%, 07/15/26	4,942
18,531	Series 3325, Class JL, 5.500%, 06/15/37	20,136
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,921
6,324	Series 3413, Class B, 5.500%, 04/15/37	6,987
4,969	Series 3544, Class PC, 5.000%, 05/15/37	5,113
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,785
11,374	Series 3737, Class DG, 5.000%, 10/15/30	12,481
8,146	Series 3777, Class WA, 4.000%, 12/15/40	8,623
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,447
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,323
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,106
36,105	Series 3981, Class PA, 3.000%, 04/15/31	37,348
16,386	Series 4002, Class MV, 4.000%, 01/15/30	17,590
28,291	Series 4039, Class SA, IF, IO, 6.301%, 05/15/42	5,699
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,640
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,553
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,900
3,958	Series 4181, Class VA, 3.000%, 05/15/26	4,205
31,712	Series 4186, Class JE, 2.000%, 03/15/33	31,725
19,911	Series 4188, Class JG, 2.000%, 04/15/33	19,887
15,101	Series 4206, Class DA, 2.000%, 05/15/33	15,026
	Federal Home Loan Mortgage Corp. STRIPS,
65	Series 155, Class IO, IO, 7.000%, 11/01/23	10
24,225	Series 264, Class 30, 3.000%, 07/15/42	24,743
29,078	Series 267, Class 30, 3.000%, 08/15/42	29,590

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,231	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,584
2,491	Series T-54, Class 2A, 6.500%, 02/25/43	2,939
1,055	Series T-56, Class APO, PO, 05/25/43	910
944	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,109
	Federal National Mortgage Association REMIC Trust,
299	Series 1999-W4, Class A9, 6.250%, 02/25/29	339
2,368	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,730
1,116	Series 2003-W1, Class 1A1, VAR, 6.083%, 12/25/42	1,270
553	Series 2003-W1, Class 2A, VAR, 6.849%, 12/25/42	649
1,819	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,887
4,028	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,675
3,312	Series 2009-W1, Class A, 6.000%, 12/25/49	3,832
	Federal National Mortgage Association REMIC,
77	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	85
35	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	37
219	Series 1993-110, Class H, 6.500%, 05/25/23	253
168	Series 1993-146, Class E, PO, 05/25/23	146
2,757	Series 1993-155, Class PJ, 7.000%, 09/25/23	3,193
30	Series 1993-205, Class H, PO, 09/25/23	27
45	Series 1993-217, Class H, PO, 08/25/23	39
35	Series 1993-228, Class G, PO, 09/25/23	33
926	Series 1994-37, Class L, 6.500%, 03/25/24	1,061
3,379	Series 1994-51, Class PV, 6.000%, 03/25/24	3,765
1,656	Series 1998-58, Class PC, 6.500%, 10/25/28	1,882
399	Series 2000-8, Class Z, 7.500%, 02/20/30	466
894	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	164
301	Series 2002-2, Class UC, 6.000%, 02/25/17	320
452	Series 2002-3, Class PG, 5.500%, 02/25/17	473
2,419	Series 2002-73, Class OE, 5.000%, 11/25/17	2,611
1,121	Series 2002-92, Class FB, VAR, 0.843%, 04/25/30	1,130
7,923	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,637
345	Series 2003-67, Class SA, HB, IF , 44.244%, 10/25/31	751
2,936	Series 2003-74, Class VL, 5.500%, 11/25/22	2,979
10,940	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	11,385
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,229
5,539	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	6,010
12,405	Series 2004-7, Class JK, 4.000%, 02/25/19	13,064
2,362	Series 2004-46, Class QD, HB, IF , 23.227%, 03/25/34	3,329
2,626	Series 2004-54, Class FL, VAR, 0.593%, 07/25/34	2,637
4,894	Series 2004-60, Class PA, 5.500%, 04/25/34	5,338
10,122	Series 2004-97, Class B, 5.500%, 01/25/35	11,131
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,735
1,565	Series 2005-29, Class AK, 4.500%, 04/25/35	1,595
3,067	Series 2005-58, Class EP, 5.500%, 07/25/35	3,435
6,532	Series 2005-62, Class DX, 5.000%, 05/25/34	6,815
3,207	Series 2005-83, Class LA, 5.500%, 10/25/35	3,634
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	5,944
9,996	Series 2006-3, Class SB, IF, IO, 6.507%, 07/25/35	1,390
18,613	Series 2006-51, Class FP, VAR, 0.543%, 03/25/36	18,671
71	Series 2006-69, Class SP, IF, 14.612%, 05/25/30	72
242	Series 2006-81, Class FA, VAR, 0.543%, 09/25/36	242

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,526	Series 2006-110, Class PO, PO, 11/25/36	2,380
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,764
1,735	Series 2009-89, Class A1, 5.410%, 05/25/35	1,860
410	Series 2010-4, Class SL, IF, 11.153%, 02/25/40	436
4,709	Series 2010-11, Class CB, 4.500%, 02/25/40	4,958
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,768
8,561	Series 2010-68, Class EP, 4.500%, 12/25/39	9,382
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,608
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,178
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,019
23,509	Series 2012-47, Class QE, 4.000%, 05/25/38	25,103
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,005
16,624	Series 2012-60, Class EP, 3.000%, 04/25/42	17,244
24,941	Series 2012-63, Class VA, 4.000%, 08/25/23	27,240
24,010	Series 2012-93, Class ME, 2.500%, 01/25/42	24,299
20	Series G92-35, Class EB, 7.500%, 07/25/22	23
163	Series G92-44, Class ZQ, 8.000%, 07/25/22	179
	Federal National Mortgage Association STRIPS,
2,946	Series 278, Class 1, VAR, 0.951%, 08/01/25	2,959
1,072	Series 278, Class 3, VAR, 0.982%, 11/01/23	1,107
1,198	Series 343, Class 23, IO, 4.000%, 10/01/18	85
	Government National Mortgage Association,
578	Series 1998-22, Class PD, 6.500%, 09/20/28	624
330	Series 1999-17, Class L, 6.000%, 05/20/29	356
3,192	Series 2001-10, Class PE, 6.500%, 03/16/31	3,668
5,838	Series 2001-64, Class PB, 6.500%, 12/20/31	6,917
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,887
11,427	Series 2005-28, Class AJ, 5.500%, 04/20/35	12,557
2,349	Series 2008-15, Class NB, 4.500%, 02/20/38	2,521
8,608	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	1,510
28,693	Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	31,997
4,995	Series 2009-52, Class MA, 5.000%, 11/20/36	5,208
4,752	Series 2009-69, Class WM, 5.500%, 08/20/39	5,489
11,188	Series 2011-29, Class Z, 5.000%, 05/20/40	12,628

	Total Collateralized Mortgage Obligations (Cost $764,747)	792,210

Commercial Mortgage-Backed Security — 0.0% (g)
4,938	Government National Mortgage Association, Series 2003-59, Class XA, IO, VAR, 1.002%, 06/16/34 (Cost $2,829)	44

Foreign Government Security — 0.4%
7,527	Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,470)	6,769

Mortgage Pass-Through Securities — 5.5%
	Federal Home Loan Mortgage Corp.,
14	ARM, 2.249%, 02/01/19	15
180	ARM, 2.263%, 01/01/27	192
5	ARM, 2.315%, 07/01/30	5
22	ARM, 2.328%, 04/01/30	23
1,993	ARM, 2.448%, 03/01/37	2,123
68	ARM, 2.459%, 08/01/18	72
21	ARM, 2.501%, 03/01/18	21
32	ARM, 2.875%, 06/01/18	32
66	ARM, 2.898%, 01/01/21	66
2	ARM, 2.915%, 01/01/20	2
41	ARM, 3.019%, 11/01/18	44
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
280	5.000%, 12/01/13 - 12/01/16	297
62	6.000%, 04/01/14	63

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
139		6.500%, 06/01/14	141
–	(h)	7.000%, 12/01/14	—	(h)
639		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	691
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,975		4.000%, 04/01/42	6,284
2,063		4.500%, 10/01/40	2,224
948		5.500%, 11/01/33	1,036
192		6.000%, 02/01/32	213
851		6.500%, 01/01/24 - 07/01/29	962
1,080		7.000%, 08/01/25 - 09/01/29	1,275
192		7.000%, 04/01/26 (m)	225
68		7.500%, 09/01/24 - 08/01/25	76
73		8.000%, 11/01/24 - 09/01/25	80
159		8.500%, 05/01/24 - 07/01/28	185
4		9.000%, 10/01/17 - 11/01/21	4
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
162		ARM, 2.217%, 11/01/27 - 08/01/41	167
176		ARM, 2.250%, 09/01/17 - 08/01/30	184
28		ARM, 2.298%, 06/01/20	29
41		ARM, 2.300%, 06/01/29	42
16		ARM, 2.375%, 06/01/17	17
38		ARM, 2.485%, 09/01/14	38
75		ARM, 2.510%, 07/01/17	77
2		ARM, 2.738%, 10/01/16	2
114		ARM, 2.750%, 06/01/15 - 01/01/29	120
4		ARM, 3.000%, 07/01/27	4
90		ARM, 3.013%, 08/01/19	90
30		ARM, 3.200%, 08/01/19	30
68		ARM, 3.736%, 09/01/27	69
13		ARM, 5.994%, 04/01/19	14
15		ARM, 6.000%, 12/01/18	15
		Federal National Mortgage Association, 15 Year, Single Family,
6,838		4.000%, 04/01/19 - 09/01/25	7,262
1,877		4.500%, 03/01/19	2,025
1,012		5.500%, 11/01/16 - 03/01/18	1,078
16		6.000%, 08/01/14	16
		Federal National Mortgage Association, 20 Year, Single Family,
738		5.000%, 11/01/23	802
912		6.000%, 03/01/22	992
19		7.500%, 06/01/14 - 07/01/14	20
		Federal National Mortgage Association, 30 Year, Single Family,
4,310		3.500%, 05/01/42	4,506
9,477		4.000%, 02/01/42	9,994
1,060		4.500%, 03/01/38	1,133
2,899		5.000%, 11/01/33	3,249
16,684		5.500%, 02/01/29 - 05/01/36	18,502
2,928		5.500%, 05/01/33 (m)	3,204
2,995		6.000%, 07/01/36	3,368
625		6.500%, 06/01/26 - 04/01/32	709
4,129		7.000%, 02/01/24 - 03/01/35	4,750
208		7.500%, 03/01/30 - 04/01/30	229
115		10.000%, 10/01/16 - 11/01/21	126
		Federal National Mortgage Association, Other,
7,836		3.118%, 01/01/22	8,249
9,795		3.265%, 01/01/22	10,407
134		6.000%, 09/01/28	147
		Government National Mortgage Association II, 30 Year, Single Family,
287		8.000%, 11/20/26 - 11/20/27	354
		Government National Mortgage Association, 30 Year, Single Family,
28		6.000%, 10/15/23	32
273		6.500%, 06/15/23 - 02/15/24	303
433		6.500%, 02/15/24 (m)	495
350		7.000%, 12/15/22 - 06/15/28	404
373		7.500%, 02/15/22 - 02/15/28	418
186		8.000%, 07/15/22 - 08/15/26	213
417		9.000%, 06/15/16 - 11/15/24	472
14		9.500%, 08/15/16 - 12/15/20	15

		Total Mortgage Pass-Through Securities (Cost $95,450)	100,723

U.S. Government Agency Securities—18.0%
		Federal Farm Credit Banks,
10,000		5.750%, 05/11/26	12,942
12,824		5.750%, 12/07/28	16,598
		Federal National Mortgage Association,
30,000		Zero Coupon, 10/09/19	26,025
10,000		6.250%, 05/15/29	13,767
		Federal National Mortgage Association STRIPS,
34,750		11/15/20	29,440
8,000		05/15/23	5,998
9,200		05/29/26	5,902

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
10,000	05/15/30	5,294
26,153	Financing Corp. STRIPS, 12/06/18	23,903
	Residual Funding Corp. STRIPS,
34,520	10/15/19	30,945
90,500	07/15/20	79,184
10,000	01/15/30	5,629
5,000	04/15/30	2,789
	Resolution Funding Corp. STRIPS,
50,000	07/15/20	43,678
15,000	04/15/28	9,144
	Tennessee Valley Authority STRIPS,
4,500	07/15/16	4,357
14,740	12/15/17	13,671

	Total U.S. Government Agency Securities (Cost $261,252)	329,266

U.S. Treasury Obligations — 29.2%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	26,281
20,000	5.250%, 02/15/29	26,312
2,500	7.125%, 02/15/23	3,628
13,140	7.250%, 05/15/16	15,726
3,935	7.250%, 08/15/22	5,705
3,635	8.000%, 11/15/21	5,406
3,190	8.875%, 08/15/17	4,253
1,020	9.000%, 11/15/18	1,446
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	34,960
25,000	0.625%, 05/31/17	24,822
25,000	1.000%, 11/30/19	24,338
45,000	1.750%, 05/15/22	44,100
25,000	2.000%, 04/30/16	26,072
20,000	2.000%, 11/15/21	20,177
25,000	2.000%, 02/15/22	25,123
25,000	2.625%, 08/15/20	26,764
80,000	2.625%, 11/15/20	85,456
25,000	3.750%, 11/15/18	28,463
25,000	4.250%, 11/15/17	28,649
1,020	4.750%, 08/15/17	1,185
	U.S. Treasury STRIPS,
5,845	02/15/15	5,814
1,655	05/15/15	1,644
1,900	08/15/15	1,885
600	08/15/15	595
1,190	05/15/16	1,171
72,500	05/15/20	64,943

	Total U.S. Treasury Obligations (Cost $495,057)	534,918

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
67,665	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $67,665)	67,665

	Total Investments — 100.1% (Cost $1,693,470)	1,831,595
	Liabilities in Excess of Other Assets — (0.1)%	(1,597)

	NET ASSETS — 100.0%	$1,829,998

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,668
Aggregate gross unrealized depreciation	(11,543)

Net unrealized appreciation/depreciation	$138,125

Federal income tax cost of investments	$1,693,470

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations Agency CMO	$—	$792,036	$174		$792,210
Commercial Mortgage-Backed Security	—	44	—		44
Foreign Government Security	—	6,769	—		6,769
Mortgage Pass-Through Securities	—	100,723	—		100,723
U.S. Government Agency Securities	—	329,266	—		329,266
U.S. Treasury Obligations	—	534,918	—		534,918
Short-Term Investment
Investment Company	67,665	—	—		67,665

Total Investments in Securities	$67,665	$1,763,756	$174	*	$1,831,595

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

*	Level 3 securities are valued by brokers. At May 31, 2013, the value of these securities was approximately $174,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
265	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.893%, 01/25/35 (i)	1
188	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.273%, 03/25/36	116
90	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.693%, 09/25/34 (i)	9
7,000	Unipac IX LLC, 13.000%, 05/15/16 (i)	6,974

	Total Asset-Backed Securities (Cost $7,425)	7,100

Commercial Mortgage-Backed Security — 0.0% (g)
–(h)	Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, VAR, 2.499%, 11/15/15 (e) (Cost $–)	—	(h)

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
3,081	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.1%
	Diversified Financial Services — 0.1%
4,665	Somerset Cayuga Holding Co., Inc., HB, PIK, 20.000%, 06/15/17 (e) (i)	10,962

	Total Convertible Bonds (Cost $7,746)	10,962

Corporate Bonds — 84.6%
	Consumer Discretionary — 14.6%
	Auto Components — 0.3%
27,554	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	29,689
5,100	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/21 (e)	5,011

		34,700

	Automobiles — 0.5%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
6,944	8.000%, 06/15/19	7,691
33,010	8.250%, 06/15/21	37,301
4,015	Ford Motor Co., 7.750%, 06/15/43	4,618
4,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	4,090
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	1
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		53,701

	Distributors — 1.0%
2,942	American Builders & Contractors Supply Co., Inc., 5.625%, 04/15/21 (e)	2,979
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,923
9,005	7.000%, 05/20/22	9,771
	Ferrellgas LP/Ferrellgas Finance Corp.,
12,208	6.500%, 05/01/21	12,879
11,592	9.125%, 10/01/17	12,288
	HD Supply, Inc.,
21,575	7.500%, 07/15/20 (e)	22,869
10,076	8.125%, 04/15/19	11,184
10,521	10.500%, 01/15/21	10,916
6,431	INTCOMEX, Inc., 13.250%, 12/15/14 (i)	6,495
4,940	LKQ Corp., 4.750%, 05/15/23 (e)	4,928
	VWR Funding, Inc.,
10,255	7.250%, 09/15/17	10,922
2,286	10.750%, 06/30/17 (e)	2,366

		117,520

	Diversified Consumer Services — 0.3%
7,763	Coinstar, Inc., 6.000%, 03/15/19 (e)	7,918
	Service Corp. International,
430	4.500%, 11/15/20	433
6,630	7.000%, 05/15/19	7,160
7,650	8.000%, 11/15/21	9,410
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,693

		28,614

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — 2.5%
10,750	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	10,763
6,725	Burger King Corp., 9.875%, 10/15/18	7,599
15,000	Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.000%, 02/15/20 (e)	14,437
2,814	CCM Merger, Inc., 9.125%, 05/01/19 (e)	3,081
7,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21 (e)	7,193
23,765	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e) (i)	12,001
17,566	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17	19,147
5,000	DineEquity, Inc., 9.500%, 10/30/18	5,625
10,270	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	11,400
8,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	9,989
	Isle of Capri Casinos, Inc.,
5,850	5.875%, 03/15/21 (e)	5,821
5,485	8.875%, 06/15/20	6,006
	MGM Resorts International,
4,200	6.625%, 12/15/21	4,552
5,500	6.750%, 10/01/20 (e)	5,995
6,541	7.625%, 01/15/17	7,465
13,945	8.625%, 02/01/19	16,490
17,675	10.000%, 11/01/16	21,365
18,150	11.375%, 03/01/18	23,504
	Real Mex Restaurants, Inc.,
3,647	11.000%, 03/15/14 (i)	3,647
6,332	19.000%, 03/21/16 (i)	3,521
700	19.000%, 03/21/16 (i)	700
6,985	Sabre, Inc., 8.500%, 05/15/19 (e)	7,701
8,585	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	8,531
15,340	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	16,529
10,596	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	10,622
12,525	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	12,588
15,000	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	16,538
4,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	4,534
7,800	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	8,736

		286,080

	Household Durables — 1.6%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	3,342
14,427	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	15,437
7,930	D.R. Horton, Inc., 4.375%, 09/15/22	7,970
	K. Hovnanian Enterprises, Inc.,
5,095	7.250%, 10/15/20 (e)	5,643
2,587	9.125%, 11/15/20 (e)	2,917
12,100	11.875%, 10/15/15	13,945
	KB Home,
5,154	7.500%, 09/15/22	5,850
1,000	8.000%, 03/15/20	1,175
3,110	9.100%, 09/15/17	3,701
	Lennar Corp.,
8,610	4.750%, 11/15/22 (e)	8,610
10,478	6.950%, 06/01/18	12,050
2,430	Series B, 12.250%, 06/01/17	3,201
19,582	M/I Homes, Inc., 8.625%, 11/15/18	21,638
12,150	Meritage Homes Corp., 7.000%, 04/01/22	13,638
8,600	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	8,923
	Standard Pacific Corp.,
9,490	8.375%, 05/15/18	11,186
4,775	8.375%, 01/15/21	5,730
2,544	10.750%, 09/15/16	3,142
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
6,157	5.250%, 04/15/21 (e)	6,234
6,117	7.750%, 04/15/20 (e)	6,820
	Toll Brothers Finance Corp.,
4,720	4.375%, 04/15/23	4,767
11,848	5.875%, 02/15/22	13,196

		179,115

	Internet & Catalog Retail — 0.3%
8,809	Netflix, Inc., 5.375%, 02/01/21 (e)	8,941
	Sitel LLC/Sitel Finance Corp.,
12,285	11.000%, 08/01/17 (e)	13,207
21,000	11.500%, 04/01/18	15,750

		37,898

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Leisure Equipment & Products — 0.1%
11,167	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	9,827

	Media — 6.3%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	26
	Cablevision Systems Corp.,
5,747	5.875%, 09/15/22	5,690
4,122	7.750%, 04/15/18	4,658
23,927	8.000%, 04/15/20	27,097
	CCO Holdings LLC/CCO Holdings Capital Corp.,
3,305	5.125%, 02/15/23	3,239
23,450	5.250%, 03/15/21 (e)	23,802
5,295	5.250%, 09/30/22	5,295
13,400	5.750%, 01/15/24	13,534
27,054	6.500%, 04/30/21	29,083
3,280	7.375%, 06/01/20	3,661
12,776	8.125%, 04/30/20	14,277
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6,770	5.125%, 12/15/21 (e)	6,643
2,805	6.375%, 09/15/20 (e)	2,931
18,825	8.625%, 11/15/17 (e)	20,087
3,162	Cinemark USA, Inc., 5.125%, 12/15/22	3,209
	Clear Channel Communications, Inc.,
1,132	9.000%, 12/15/19 (e)	1,138
6,380	9.000%, 03/01/21	6,332
2,415	11.250%, 03/01/21 (e)	2,614
	Clear Channel Worldwide Holdings, Inc.,
9,855	6.500%, 11/15/22 (e)	10,348
33,170	6.500%, 11/15/22 (e)	34,994
2,650	Series A, 7.625%, 03/15/20	2,803
26,710	Series B, 7.625%, 03/15/20	28,379
5,642	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	5,628
2,360	CSC Holdings LLC, 6.750%, 11/15/21	2,643
	DISH DBS Corp.,
1,250	4.250%, 04/01/18 (e)	1,219
12,676	5.000%, 05/15/17 (e)	12,676
23,601	5.000%, 03/15/23	22,303
18,617	5.125%, 05/01/20 (e)	18,152
15,955	5.875%, 07/15/22	15,995
10,127	6.250%, 05/15/23 (e)	10,127
10,800	6.750%, 06/01/21	11,421
12,787	7.875%, 09/01/19	14,337
6,750	Gray Television, Inc., 7.500%, 10/01/20	7,222
6,360	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	7,075
	Intelsat Jackson Holdings S.A., (Luxembourg),
19,485	5.500%, 08/01/23 (e)	19,095
16,150	6.625%, 12/15/22 (e)	16,816
10,937	7.250%, 04/01/19	11,785
28,335	7.250%, 10/15/20	30,743
3,510	7.500%, 04/01/21	3,857
	Intelsat Luxembourg S.A., (Luxembourg),
33,858	7.750%, 06/01/21 (e)	35,593
18,580	8.125%, 06/01/23 (e)	19,881
4,019	11.250%, 02/04/17	4,252
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,567
5,977	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,209
18,425	Media General, Inc., 11.750%, 02/15/17	20,544
13,815	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	15,266
4,485	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	4,395
11,240	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	11,521
6,941	Radio One, Inc., 12.500%, 05/24/16	7,062
	Regal Entertainment Group,
7,725	5.750%, 06/15/23	7,735
1,804	5.750%, 02/01/25	1,799
	Sinclair Television Group, Inc.,
5,645	5.375%, 04/01/21 (e)	5,617
4,715	6.125%, 10/01/22 (e)	4,915
	Sirius XM Radio, Inc.,
4,001	4.250%, 05/15/20 (e)	3,921
4,001	4.625%, 05/15/23 (e)	3,841
4,865	5.250%, 08/15/22 (e)	4,999
11,930	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	12,169
	Univision Communications, Inc.,
7,635	5.125%, 05/15/23 (e)	7,482
31,053	6.750%, 09/15/22 (e)	33,382

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
4,828	7.875%, 11/01/20 (e)	5,287
12,840	8.500%, 05/15/21 (e)	13,899
5,844	Virgin Media Finance LLC, (United Kingdom), 8.375%, 10/15/19 (i)	—
2,485	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	2,622

		705,935

	Multiline Retail — 0.1%
12,000	Sears Holdings Corp., 6.625%, 10/15/18	11,715

	Specialty Retail — 1.5%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,811
	Claire’s Stores, Inc.,
5,111	7.750%, 06/01/20 (e)	5,175
34,091	8.875%, 03/15/19	36,563
43,000	9.000%, 03/15/19 (e)	48,375
7,337	CST Brands, Inc., 5.000%, 05/01/23 (e)	7,410
12,000	Gymboree Corp., 9.125%, 12/01/18	11,625
11,500	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	12,233
1,954	Neebo, Inc., 15.000%, 06/30/16 (e)	2,002
8,051	New Look Bondco I plc, (United Kingdom), 8.375%, 05/14/18 (e)	7,850
11,472	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	12,877
7,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	7,977
851	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	900
15,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	15,469

		171,267

	Textiles, Apparel & Luxury Goods — 0.1%
8,000	Quiksilver, Inc., 6.875%, 04/15/15 (m)	8,000

	Total Consumer Discretionary	1,644,372

	Consumer Staples — 4.5%
	Beverages — 0.2%
	Constellation Brands, Inc.,
4,259	3.750%, 05/01/21	4,153
8,555	4.250%, 05/01/23	8,405
5,300	6.000%, 05/01/22	5,949

		18,507

	Food & Staples Retailing — 1.8%
	American Stores Co.,
3,600	7.100%, 03/20/28	4,419
4,000	8.000%, 06/01/26	5,140
	Ingles Markets, Inc.,
11,455	5.750%, 06/15/23 (e)	11,484
5,270	8.875%, 05/15/17 (m)	5,533
	New Albertsons, Inc.,
15,490	7.450%, 08/01/29	12,624
14,050	8.000%, 05/01/31	11,662
1,214	8.700%, 05/01/30	1,056
	Rite Aid Corp.,
16,620	7.500%, 03/01/17	17,077
8,750	9.250%, 03/15/20	9,876
48,000	9.500%, 06/15/17	49,680
20,025	10.250%, 10/15/19	22,954
23,938	SUPERVALU, Inc., 8.000%, 05/01/16	26,451
14,995	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	16,495
4,795	Tops Holding II Corp., PIK, 9.500%, 06/15/18 (e)	4,831

		199,282

	Food Products — 1.0%
6,729	ARAMARK Corp., 5.750%, 03/15/20 (e)	6,965
8,982	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	9,858
	Dean Foods Co.,
6,495	7.000%, 06/01/16	7,331
4,240	9.750%, 12/15/18	4,887
3,128	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (d) (i)	—
30,975	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	30,743
	JBS USA LLC/JBS USA Finance, Inc.,
3,980	7.250%, 06/01/21 (e)	4,258
8,694	8.250%, 02/01/20 (e)	9,542
4,029	Michael Foods Group, Inc., 9.750%, 07/15/18	4,492
16,260	Pilgrim’s Pride Corp., 7.875%, 12/15/18	17,683
7,377	Smithfield Foods, Inc., 7.750%, 07/01/17	8,576
6,200	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	6,649

		110,984

	Household Products — 1.5%
6,923	American Achievement Corp., 10.875%, 04/15/16 (e)	7,027
4,564	Armored Autogroup, Inc., 9.250%, 11/01/18	4,342

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Household Products — Continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
33,000	5.750%, 10/15/20	33,495
15,600	6.875%, 02/15/21	16,653
7,633	7.125%, 04/15/19	8,129
27,331	7.875%, 08/15/19	29,928
10,525	8.500%, 05/15/18	11,051
11,125	9.000%, 04/15/19	11,681
24,814	9.875%, 08/15/19	27,047
4,242	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	4,581
10,199	Spectrum Brands, Inc., 6.750%, 03/15/20	10,964

		164,898

	Personal Products — 0.0% (g)
6,363	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	6,474

	Tobacco — 0.0% (g)
5,745	Alliance One International, Inc., 10.000%, 07/15/16	6,040

	Total Consumer Staples	506,185

	Energy — 12.8%
	Energy Equipment & Services — 2.4%
	Basic Energy Services, Inc.,
3,375	7.750%, 02/15/19	3,535
8,064	7.750%, 10/15/22	8,488
30,100	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.278%, 07/17/14	29,573
3,599	Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21 (e)	3,689
3,187	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	3,275
7,573	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	8,255
35,739	Key Energy Services, Inc., 6.750%, 03/01/21	36,186
5,100	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	5,406
	Oil States International, Inc.,
7,000	5.125%, 01/15/23 (e)	7,543
20,600	6.500%, 06/01/19	22,196
17,958	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	19,933
7,815	Pioneer Energy Services Corp., 9.875%, 03/15/18	8,518
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,952
11,195	6.625%, 11/15/20	11,979
11,200	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	11,368
	Seadrill Ltd., (Bermuda),
5,571	5.625%, 09/15/17 (e)	5,710
11,200	6.500%, 10/05/15	11,760
3,000	SESI LLC, 7.125%, 12/15/21	3,367
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,581
15,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	16,925
39,631	Unit Corp., 6.625%, 05/15/21	41,613

		274,852

	Oil, Gas & Consumable Fuels — 10.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
15,453	4.875%, 05/15/23	15,260
14,383	6.125%, 07/15/22	15,390
	Alpha Natural Resources, Inc.,
10,630	6.000%, 06/01/19	9,593
6,260	6.250%, 06/01/21	5,603
4,300	9.750%, 04/15/18	4,601
5,315	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	5,700
	Antero Resources Finance Corp.,
16,750	6.000%, 12/01/20	17,420
4,755	9.375%, 12/01/17	5,100
	Arch Coal, Inc.,
5,000	7.250%, 06/15/21	4,425
5,100	8.750%, 08/01/16	5,260
5,605	9.875%, 06/15/19 (e)	5,773
	Bill Barrett Corp.,
15,144	7.000%, 10/15/22	15,901
12,083	7.625%, 10/01/19	12,990
2,002	9.875%, 07/15/16 (m)	2,112
3,000	Bonanza Creek Energy, Inc., 6.750%, 04/15/21 (e)	3,135
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
2,131	9.375%, 05/01/19	2,370
7,976	9.625%, 08/01/20 (e)	9,053
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,080
10,400	5.375%, 06/15/21	10,582
10,400	5.750%, 03/15/23	10,816

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
16,166	6.125%, 02/15/21	17,621
2,100	6.625%, 08/15/20	2,336
8,120	6.875%, 11/15/20	9,135
3,000	7.250%, 12/15/18	3,458
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	14,437
21,255	Cimarex Energy Co., 5.875%, 05/01/22	22,690
13,087	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	14,788
	Comstock Resources, Inc.,
6,550	7.750%, 04/01/19	6,926
7,003	8.375%, 10/15/17	7,441
13,025	9.500%, 06/15/20	14,458
	Concho Resources, Inc.,
17,101	5.500%, 10/01/22	17,657
8,789	5.500%, 04/01/23	8,987
7,855	6.500%, 01/15/22	8,483
9,054	7.000%, 01/15/21	9,846
	CONSOL Energy, Inc.,
10,430	6.375%, 03/01/21	10,899
10,730	8.250%, 04/01/20	11,857
	Continental Resources, Inc.,
18,588	5.000%, 09/15/22	19,239
10,115	7.125%, 04/01/21	11,354
6,993	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	7,238
4,950	El Paso LLC, 6.500%, 09/15/20	5,588
2,064	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	2,291
40,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	45,407
	EP Energy LLC/Everest Acquisition Finance, Inc.,
7,655	6.875%, 05/01/19	8,267
6,302	7.750%, 09/01/22	7,027
12,303	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	13,133
11,038	Forest Oil Corp., 7.250%, 06/15/19 (m)	10,983
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21 (e)	12,419
14,220	7.875%, 12/15/18	15,464
	Hilcorp Energy I LP/Hilcorp Finance Co.,
24,065	7.625%, 04/15/21 (e)	26,471
10,990	8.000%, 02/15/20 (e)	12,144
7,050	Kodiak Oil & Gas Corp., (Canada), 5.500%, 01/15/21 (e)	7,314
6,145	Laredo Petroleum, Inc., 7.375%, 05/01/22	6,759
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,183
9,088	6.250%, 06/15/22	9,815
324	6.500%, 08/15/21	351
17,060	6.750%, 11/01/20	18,595
6,155	MEG Energy Corp., (Canada), 6.500%, 03/15/21 (e)	6,370
4,426	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	4,736
	Newfield Exploration Co.,
10,155	5.625%, 07/01/24	10,663
10,000	5.750%, 01/30/22	10,700
13,895	6.875%, 02/01/20	14,867
6,070	7.125%, 05/15/18	6,252
4,953	PBF Holding Co. LLC/PBF Finance Corp.,
	8.250%, 02/15/20	5,473
	Peabody Energy Corp.,
15,070	6.000%, 11/15/18	16,125
17,250	6.250%, 11/15/21	18,026
	Plains Exploration & Production Co.,
14,937	6.500%, 11/15/20	16,543
20,000	6.750%, 02/01/22	22,350
14,937	6.875%, 02/15/23	16,897
	QEP Resources, Inc.,
6,983	5.250%, 05/01/23	7,053
16,950	5.375%, 10/01/22	17,374
20,569	6.875%, 03/01/21	23,037
	Range Resources Corp.,
3,033	5.000%, 03/15/23 (e)	3,063
1,080	6.750%, 08/01/20	1,169
2,000	8.000%, 05/15/19	2,180
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23 (e)	4,126
8,000	5.500%, 04/15/23	8,400
12,345	6.500%, 07/15/21	13,364
4,200	Rosetta Resources, Inc., 5.625%, 05/01/21	4,211
21,041	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	21,830
40,415	Samson Investment Co., 9.750%, 02/15/20 (e)	42,133

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	SM Energy Co.,
9,600	5.000%, 01/15/24 (e)	9,696
13,315	6.500%, 11/15/21	14,546
19,280	6.500%, 01/01/23	21,208
22,659	6.625%, 02/15/19	24,302
13,108	Stone Energy Corp., 7.500%, 11/15/22	14,124
	Swift Energy Co.,
9,497	7.125%, 06/01/17	9,687
19,125	7.875%, 03/01/22	19,986
186	8.875%, 01/15/20	199
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,190
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23 (e)	10,250
4,800	6.375%, 08/01/22	5,208
11,585	6.875%, 02/01/21	12,512
9,090	7.875%, 10/15/18	9,840
6,065	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	6,490
29,400	W&T Offshore, Inc., 8.500%, 06/15/19	31,973
5,143	Western Refining, Inc., 6.250%, 04/01/21 (e)	5,323
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,173
48,315	6.000%, 01/15/22	52,059

		1,168,933

	Total Energy	1,443,785

	Financials — 9.7%
	Capital Markets — 0.3%
	E*TRADE Financial Corp.,
4,275	6.000%, 11/15/17	4,457
9,350	6.375%, 11/15/19	9,817
	Neuberger Berman Group LLC/Neuberger
	Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,182
3,889	5.875%, 03/15/22 (e)	4,142
5,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	6,019

		29,617

	Commercial Banks — 1.9%
	Barclays Bank plc, (United Kingdom),
8,390	7.625%, 11/21/22	8,432
6,900	10.179%, 06/12/21 (e)	9,175
	CIT Group, Inc.,
116	4.250%, 08/15/17	120
8,696	5.000%, 08/15/22	9,261
32,255	5.250%, 03/15/18	34,674
3,256	5.375%, 05/15/20	3,508
33,925	6.625%, 04/01/18 (e)	38,166
11,870	Regions Bank, 7.500%, 05/15/18	14,404
11,884	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	12,242
8,280	VAR, 7.648%, 09/30/31 (x)	8,694
12,566	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S., VAR, 9.500%, 03/16/22	14,828
55,853	Wachovia Capital Trust III, VAR, 5.570%, 12/31/49 (m) (x)	55,923
5,565	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18 (x)	6,518

		215,945

	Consumer Finance — 2.0%
	Ally Financial, Inc.,
37,488	7.500%, 09/15/20	43,767
5,765	8.000%, 03/15/20	6,861
70,504	8.000%, 11/01/31	90,950
3,879	Community Choice Financial, Inc., 10.750%, 05/01/19	3,821
	General Motors Financial Co., Inc.,
3,306	2.750%, 05/15/16	3,301
1,533	3.250%, 05/15/18 (e)	1,520
56,054	ILFC E-Capital Trust I, VAR, 4.680%, 12/21/65 (e)	50,448
25,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	24,422

		225,090

	Diversified Financial Services — 2.4%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	17,413
8,556	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	8,556
	Bank of America Corp.,
33,966	Series K, VAR, 8.000%, 01/30/18 (x)	38,721
32,885	Series M, VAR, 8.125%, 05/15/18 (x)	37,571
1,870	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	1,851
8,135	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	8,420

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
144,695	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d)	1,917
9,031	Citigroup, Inc., VAR, 5.950%, 01/30/23 (x)	9,437
28,906	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	28,761
8,084	CNH Capital LLC, 3.625%, 04/15/18 (e)	8,145
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	8,317
5,490	9.750%, 08/01/18 (e)	5,998
19,300	VAR, 6.000%, 05/15/15	19,059
9,806	Highland Ranch, 6.700%, 09/01/20 (i)	7,551
4,524	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	4,615
3,255	Interactive Data Corp., 10.250%, 08/01/18	3,658
6,226	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	6,257
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21 (e)	1,799
9,700	6.500%, 06/01/22	9,700
6,659	7.875%, 10/01/20 (e)	7,292
4,035	9.625%, 05/01/19 (e)	4,600
2,340	9.625%, 05/01/19 (e)	2,679
5,025	Rivers Pittsburgh Borrower LP/Rivers
	Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,528
7,550	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	8,758
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,573
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	6,217
1,505	TransUnion Holding Co., Inc., 9.625%, 06/15/18	1,622
7,880	PIK, 8.875%, 06/15/18 (e)	8,372

		276,387

	Insurance — 2.2%
40,405	American International Group, Inc., VAR, 8.175%, 05/15/58	52,931
4,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	4,997
26,200	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	27,379
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,439
9,705	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	11,500
13,089	Hub International Ltd., 8.125%, 10/15/18 (e)	14,071
15,724	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	18,790
56,948	VAR, 10.750%, 06/15/58 (e)	89,408
12,083	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	12,415
5,686	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	5,999

		242,929

	Real Estate Investment Trusts (REITs) — 0.5%
9,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	9,366
3,924	Corrections Corp. of America, 4.125%, 04/01/20 (e)	3,944
5,665	Felcor Lodging LP, 6.750%, 06/01/19	6,047
7,237	iStar Financial, Inc., 9.000%, 06/01/17	8,395
3,200	Potlatch Corp., 7.500%, 11/01/19	3,840
10,808	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21 (e)	10,970
	Weyerhaeuser Co.,
950	7.375%, 03/15/32	1,257
13,000	8.500%, 01/15/25	17,790

		61,609

	Real Estate Management & Development — 0.3%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,827
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	10,086
8,908	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	8,886

		29,799

	Thrifts & Mortgage Finance — 0.1%
10,045	Provident Funding Associates LP/PFG
	Finance Corp., 6.750%, 06/15/21 (e)	10,246

	Total Financials	1,091,622

	Health Care — 7.6%
	Health Care Equipment & Supplies — 0.7%
3,858	Alere, Inc., 6.500%, 06/15/20 (e)	3,877
	Biomet, Inc.,
23,070	6.500%, 08/01/20 (e)	24,281
16,365	6.500%, 10/01/20 (e)	16,570
6,767	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	7,748
12,350	Hologic, Inc., 6.250%, 08/01/20	13,199

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Equipment & Supplies — Continued
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18 (e)	2,090
7,758	4.750%, 04/15/23 (e)	7,868
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,700

		78,333

	Health Care Providers & Services — 5.9%
7,165	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	7,469
8,200	Amsurg Corp., 5.625%, 11/30/20 (e)	8,528
6,535	Capella Healthcare, Inc., 9.250%, 07/01/17	7,001
	CHS/Community Health Systems, Inc.,
10,595	5.125%, 08/15/18	11,045
10,612	7.125%, 07/15/20	11,647
18,320	8.000%, 11/15/19	20,152
	DaVita HealthCare Partners, Inc.,
10,500	5.750%, 08/15/22	11,182
14,110	6.375%, 11/01/18	14,992
8,800	6.625%, 11/01/20	9,394
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	9,088
19,829	5.875%, 01/31/22 (e)	22,209
	Fresenius Medical Care U.S. Finance, Inc.,
11,985	5.750%, 02/15/21 (e)	13,333
3,075	6.500%, 09/15/18 (e)	3,505
8,669	6.875%, 07/15/17	9,883
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,396
	HCA, Inc.,
11,945	4.750%, 05/01/23	11,915
2,776	5.750%, 03/15/14	2,852
32,425	5.875%, 03/15/22	35,586
11,800	Series 1, 5.875%, 05/01/23	12,479
8,053	6.375%, 01/15/15	8,576
41,293	6.500%, 02/15/20	46,558
8,825	7.250%, 09/15/20	9,708
39,048	7.500%, 02/15/22	45,491
1,580	7.875%, 02/15/20	1,722
22,600	8.000%, 10/01/18	26,612
8,556	8.500%, 04/15/19	9,326
	Health Management Associates, Inc.,
7,117	6.125%, 04/15/16	7,793
20,750	7.375%, 01/15/20	22,644
7,980	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	8,339
	inVentiv Health, Inc.,
8,500	9.000%, 01/15/18 (e)	9,053
5,777	10.000%, 08/15/18 (e)	5,084
25,546	10.750%, 08/15/18 (e)	22,480
6,450	LifePoint Hospitals, Inc., 6.625%, 10/01/20	7,111
20,073	MultiPlan, Inc., 9.875%, 09/01/18 (e)	22,482
15,760	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	17,139
11,293	Omnicare, Inc., 7.750%, 06/01/20	12,507
5,621	OnCure Holdings, Inc., 11.750%, 05/15/17 (d)	2,698
	Tenet Healthcare Corp.,
15,915	4.375%, 10/01/21 (e)	15,438
14,103	4.500%, 04/01/21 (e)	13,856
7,725	4.750%, 06/01/20 (e)	7,783
10,025	6.250%, 11/01/18	11,103
19,780	8.000%, 08/01/20	21,708
14,630	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,349
	Vanguard Health Holding Co. II
	LLC/Vanguard Holding Co. II, Inc.,
21,895	7.750%, 02/01/19	23,428
30,878	8.000%, 02/01/18	32,769

		662,413

	Pharmaceuticals — 1.0%
12,926	Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12 # (i)	388
8,060	Elan Finance plc/Elan Finance Corp., (Ireland), 6.250%, 06/15/21 (e)	8,100
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,698
9,000	7.000%, 12/15/20	9,697
7,090	7.250%, 01/15/22	7,639
2,296	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	2,440
	Valeant Pharmaceuticals International,
26,088	6.375%, 10/15/20 (e)	27,392
10,225	6.500%, 07/15/16 (e)	10,583
5,450	6.750%, 10/01/17 (e)	5,818
5,870	6.750%, 08/15/21 (e)	6,252
9,400	6.875%, 12/01/18 (e)	10,034
13,520	7.000%, 10/01/20 (e)	14,568
1,390	7.250%, 07/15/22 (e)	1,508

		110,117

	Total Health Care	850,863

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrials — 9.2%
	Aerospace & Defense — 0.8%
5,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	5,837
	B/E Aerospace, Inc.,
16,637	5.250%, 04/01/22	17,386
6,575	6.875%, 10/01/20	7,216
17,500	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e)	18,287
1,865	Esterline Technologies Corp., 7.000%, 08/01/20	2,042
6,184	GenCorp, Inc., 7.125%, 03/15/21 (e)	6,617
1,777	Moog, Inc., 7.250%, 06/15/18	1,839
10,140	TransDigm, Inc., 5.500%, 10/15/20 (e)	10,495
	Triumph Group, Inc.,
8,066	8.000%, 11/15/17	8,530
8,380	8.625%, 07/15/18	9,134

		87,383

	Airlines — 1.4%
32,778	Continental Airlines 2003-ERJ1 Pass- Through Trust, 7.875%, 07/02/18 (i)	35,237
1,671	Continental Airlines 2004-ERJ1 Pass- Through Trust, 9.558%, 09/01/19	1,871
16,322	Continental Airlines 2005-ERJ1 Pass- Through Trust, 9.798%, 04/01/21 (m)	18,852
4,545	Continental Airlines 2006-ERJ1 Pass- Through Trust, 9.318%, 11/01/19 (e)	4,976
9,050	Continental Airlines 2012-3 Class C Pass- Thru Certificates, 6.125%, 04/29/18	9,503
4,267	Delta Air Lines 2007-1 Class B Pass- Through Trust, 8.021%, 08/10/22	4,726
5,243	Delta Air Lines 2007-1 Class C Pass- Through Trust, 8.954%, 08/10/14	5,508
308	Delta Air Lines 2009-1 Series B Pass- Through Trust, 9.750%, 12/17/16	352
14,702	Delta Air Lines 2012-1 Class B Pass- Through Trust, 6.875%, 05/07/19 (e)	15,768
28,792	Northwest Airlines 2007-1 Class A Pass- Through Trust, 7.027%, 11/01/19	32,247
1,460	Northwest Airlines 2007-1 Class B Pass- Through Trust, 8.028%, 11/01/17	1,503
7,394	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	8,096
918	Series B, 7.336%, 07/02/19	980
2,119	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,448
1,113	United Airlines 2007-1 Class C Pass- Through Trust, VAR, 2.758%, 07/02/14	1,105
3,200	United Airlines, Inc., 6.750%, 09/15/15 (e)	3,340
4,375	US Airways 2012-2 Class A Pass-Through Trust, 4.625%, 06/03/25	4,495
5,797	US Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	5,884

		156,891

	Building Products — 0.8%
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	14,008
11,625	6.875%, 08/15/18 (e)	12,410
5,265	7.000%, 02/15/20 (e)	5,633
5,725	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	6,068
4,765	Griffon Corp., 7.125%, 04/01/18	5,122
	Masco Corp.,
4,592	5.950%, 03/15/22	5,119
1,075	7.125%, 03/15/20	1,258
15,305	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	16,989
9,905	Nortek, Inc., 8.500%, 04/15/21	10,846
11,000	Roofing Supply Group LLC/Roofing
	Supply Finance, Inc., 10.000%, 06/01/20 (e)	12,238

		89,691

	Commercial Services & Supplies — 1.3%
11,580	Casella Waste Systems, Inc., 7.750%, 02/15/19	11,117
11,528	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18 (e)	11,701
27,118	Cenveo Corp., 8.875%, 02/01/18	27,118
8,697	Ceridian Corp., 8.875%, 07/15/19 (e)	9,914
6,090	Clean Harbors, Inc., 5.125%, 06/01/21	6,273
	Deluxe Corp.,
8,234	6.000%, 11/15/20	8,769
4,513	7.000%, 03/15/19	4,908
10,985	Emergency Medical Services Corp., 8.125%, 06/01/19	11,974
19,527	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	20,943
	Iron Mountain, Inc.,
15,170	5.750%, 08/15/24	15,360
981	8.375%, 08/15/21	1,065
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d) (i)	84
6,815	6.500%, 08/01/27 (d) (i)	68
3,825	9.750%, 01/15/15 (d) (i)	38

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
	R.R. Donnelley & Sons Co.,
1,644	7.625%, 06/15/20	1,739
8,750	7.875%, 03/15/21	9,264
1,855	8.250%, 03/15/19	2,031
6,104	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18 (e)	6,134

		148,500

	Construction & Engineering — 0.5%
9,124	Dycom Investments, Inc., 7.125%, 01/15/21	9,854
5,800	MasTec, Inc., 4.875%, 03/15/23	5,727
1,655	New Enterprise Stone & Lime Co., Inc., 11.000%, 09/01/18	1,225
6,464	PIK, 13.000%, 03/15/18 (e)	7,191
26,705	Tutor Perini Corp., 7.625%, 11/01/18	28,174

		52,171

	Electrical Equipment — 0.1%
3,500	Anixter, Inc., 5.625%, 05/01/19	3,719
7,540	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	7,766
4,898	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,241
245	Wolverine Tube, Inc., 6.000%, 06/28/14 (i)	250

		16,976

	Industrial Conglomerates — 0.2%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,237
10,599	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	11,235

		20,472

	Machinery — 0.5%
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	10,170
4,405	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	4,790
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,522
2,094	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,152
11,344	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11,911
1,882	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,769
3,625	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	3,444
	Titan International, Inc.,
500	7.875%, 10/01/17	535
7,165	7.875%, 10/01/17 (e)	7,667
12,895	Victor Technologies Group, Inc., 9.000%, 12/15/17	14,056

		61,016

	Marine — 0.6%
9,131	Martin Midstream Partners LP/Martin
	Midstream Finance Corp., 7.250%, 02/15/21 (e)	9,542
7,400	Navigator Holdings Ltd., 9.000%, 12/18/17 (e)	7,651
	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc.,
14,123	9.250%, 04/15/19	15,359
5,071	9.250%, 04/15/19 (e)	5,515
	Ultrapetrol Bahamas Ltd., (Bahamas),
20,875	8.875%, 06/15/21 (e)	21,240
12,683	9.000%, 11/24/14	12,749

		72,056

	Professional Services — 0.1%
	FTI Consulting, Inc.,
4,246	6.000%, 11/15/22 (e)	4,490
2,500	6.750%, 10/01/20	2,675

		7,165

	Road & Rail — 1.4%
3,530	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	3,813
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,952	4.875%, 11/15/17 (e)	6,160
6,836	5.500%, 04/01/23 (e)	6,904
6,025	8.250%, 01/15/19	6,560
8,585	9.750%, 03/15/20	10,023
	Hertz Corp. (The),
5,343	4.250%, 04/01/18 (e)	5,490
2,463	5.875%, 10/15/20	2,599
7,459	6.750%, 04/15/19	8,102
6,925	7.375%, 01/15/21	7,652
8,531	7.500%, 10/15/18	9,277
3,300	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., PIK, 10.750%, 02/15/18 (e)	3,284
13,240	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	14,663
	United Rentals North America, Inc.,
5,176	5.750%, 07/15/18	5,525
7,315	6.125%, 06/15/23	7,662
9,595	7.375%, 05/15/20	10,531

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
15,994	7.625%, 04/15/22	17,713
13,750	8.375%, 09/15/20	14,988
12,250	9.250%, 12/15/19 (m)	13,797

		154,743

	Trading Companies & Distributors — 1.5%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,120
7,810	7.625%, 04/15/20	8,962
8,750	9.750%, 08/01/18	9,887
8,742	H&E Equipment Services, Inc., 7.000%, 09/01/22	9,441
	International Lease Finance Corp.,
10,899	4.625%, 04/15/21	10,817
6,965	5.875%, 04/01/19	7,470
17,400	5.875%, 08/15/22	18,575
24,055	6.250%, 05/15/19	26,280
33,482	8.250%, 12/15/20	40,597
19,140	8.625%, 01/15/22	23,877
	Rexel S.A., (France),
5,772	5.250%, 06/15/20 (e)	5,888
8,385	6.125%, 12/15/19 (e)	8,846

		173,760

	Total Industrials	1,040,824

	Information Technology — 3.8%
	Communications Equipment — 0.7%
7,461	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	5,987
	Avaya, Inc.,
22,985	7.000%, 04/01/19 (e)	21,434
1,955	9.000%, 04/01/19 (e)	1,916
12,597	10.500%, 03/01/21 (e)	10,581
5,875	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 (e)	6,272
6,375	GNET Escrow Corp., 12.125%, 07/01/18 (e)	6,694
13,140	Goodman Networks, Inc., 13.125%, 07/01/18 (e)	14,158
	Nokia OYJ, (Finland),
8,286	5.375%, 05/15/19	8,120
6,145	6.625%, 05/15/39	5,485

		80,647

	Computers & Peripherals — 0.3%
3,891	NCR Corp., 5.000%, 07/15/22	3,920
	Seagate HDD Cayman, (Cayman Islands),
7,328	4.750%, 06/01/23 (e)	7,108
350	6.875%, 05/01/20	375
580	7.000%, 11/01/21	639
13,570	7.750%, 12/15/18	15,131
3,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	3,431

		30,604

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,267	Brightstar Corp., 9.500%, 12/01/16 (e)	4,640

	Internet Software & Services — 0.0% (g)
2,085	Equinix, Inc., 7.000%, 07/15/21	2,319

	IT Services — 1.7%
4,010	Audatex North America, Inc., 6.750%, 06/15/18 (e)	4,266
4,495	Cardtronics, Inc., 8.250%, 09/01/18	4,866
	First Data Corp.,
28,595	6.750%, 11/01/20 (e)	29,882
4,340	7.375%, 06/15/19 (e)	4,579
33,545	8.250%, 01/15/21 (e)	35,558
1,080	8.875%, 08/15/20 (e)	1,193
8,500	10.625%, 06/15/21 (e)	8,542
7,806	11.250%, 01/15/21 (e)	7,982
6,797	11.750%, 08/15/21 (e)	6,576
27,676	12.625%, 01/15/21	30,236
16,121	PIK, 8.750%, 01/15/22 (e)	17,290
4,777	iGATE Corp., 9.000%, 05/01/16	5,135
10,295	Lender Processing Services, Inc., 5.750%, 04/15/23	11,376
	SunGard Data Systems, Inc.,
7,330	6.625%, 11/01/19 (e)	7,715
12,320	7.625%, 11/15/20	13,552
3,470	WEX, Inc., 4.750%, 02/01/23 (e)	3,461

		192,209

	Office Electronics — 0.1%
13,899	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	15,376

	Semiconductors & Semiconductor Equipment — 0.6%
	Advanced Micro Devices, Inc.,
3,000	7.750%, 08/01/20	2,947
2,080	8.125%, 12/15/17	2,153
	Amkor Technology, Inc.,
6,581	6.375%, 10/01/22 (e)	6,647
10,135	6.375%, 10/01/22	10,262

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
	Freescale Semiconductor, Inc.,
9,000	5.000%, 05/15/21 (e)	8,820
7,295	8.050%, 02/01/20	7,806
2,000	9.250%, 04/15/18 (e)	2,175
1,169	10.125%, 03/15/18 (e)	1,306
	NXP B.V./NXP Funding LLC, (Netherlands),
4,730	5.750%, 02/15/21 (e)	4,966
3,663	5.750%, 03/15/23 (e)	3,810
25	VAR, 3.027%, 10/15/13 (e)	25
715	VAR, 3.027%, 10/15/13	714
12,304	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	12,242
3,030	STATS ChipPAC Ltd., (Singapore), 4.500%, 03/20/18 (e)	3,015

		66,888

	Software — 0.4%
10,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	11,167
14,559	Infor U.S., Inc., 9.375%, 04/01/19	16,416
10,970	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	11,107

		38,690

	Total Information Technology	431,373

	Materials — 10.2%
	Chemicals — 2.4%
	Ashland, Inc.,
11,406	3.000%, 03/15/16 (e)	11,506
14,038	3.875%, 04/15/18 (e)	14,424
8,540	4.750%, 08/15/22 (e)	8,721
13,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	18,704
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	5,137
5,000	6.625%, 10/15/18	5,400
10,500	Chemtura Corp., 7.875%, 09/01/18	11,498
6,617	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	6,518
	LyondellBasell Industries N.V., (Netherlands),
19,930	5.000%, 04/15/19	22,496
29,050	6.000%, 11/15/21	34,342
6,709	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,877
8,200	Olin Corp., 5.500%, 08/15/22	8,692
4,000	OMNOVA Solutions, Inc., 7.875%, 11/01/18	4,280
8,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	8,186
	PolyOne Corp.,
18,137	5.250%, 03/15/23 (e)	18,636
16,903	7.375%, 09/15/20	18,635
	Rain CII Carbon LLC/CII Carbon Corp.,
11,845	8.000%, 12/01/18 (e)	12,556
13,300	8.250%, 01/15/21 (e)	14,231
4,085	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	4,136
20,117	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	20,042
13,010	Tronox Finance LLC, 6.375%, 08/15/20 (e)	12,782

		267,799

	Construction Materials — 1.8%
49,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	54,880
	Cemex Finance LLC,
4,540	8.660%, 09/15/17 (i)	4,539
8,910	9.375%, 10/12/22 (e)	9,979
30,895	9.500%, 12/14/16 (e)	32,749
	Cemex S.A.B. de C.V., (Mexico),
5,835	5.875%, 03/25/19 (e)	5,806
9,900	9.000%, 01/11/18 (e)	10,556
11,000	VAR, 5.284%, 09/30/15 (e)	11,289
10,481	Grupo Cementos de Chihuahua S.A.B de C.V., (Mexico), 8.125%, 02/08/20 (e)	11,267
7,820	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	8,641
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,157
2,317	U.S. Concrete, Inc., 9.500%, 10/01/15	2,323
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	12,337
33,460	7.500%, 06/15/21	39,483

		205,006

	Containers & Packaging — 1.7%
	Ardagh Packaging Finance plc, (Ireland),
15,874	7.375%, 10/15/17 (e)	17,263
7,948	9.125%, 10/15/20 (e)	8,743

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Containers & Packaging — Continued
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
4,660	4.875%, 11/15/22 (e)	4,648
9,600	7.000%, 11/15/20 (e)	9,840
3,000	7.375%, 10/15/17 (e)	3,259
14,015	9.125%, 10/15/20 (e)	15,346
	Ball Corp.,
8,143	4.000%, 11/15/23	7,787
5,195	5.000%, 03/15/22	5,377
7,450	5.750%, 05/15/21	7,916
4,125	6.750%, 09/15/20	4,455
1,650	7.375%, 09/01/19	1,794
	Berry Plastics Corp.,
15,243	9.500%, 05/15/18	16,691
12,120	9.750%, 01/15/21	13,999
	Constar International, Inc.,
1,853	8.198%, 05/31/15 (i)	1,853
4,845	11.000%, 12/31/17 (d) (i)	727
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,872
9,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	9,756
	Graphic Packaging International, Inc.,
10,175	4.750%, 04/15/21	10,277
5,200	7.875%, 10/01/18	5,707
3,275	9.500%, 06/15/17	3,436
3,500	Plastipak Holdings, Inc., 10.625%, 08/15/19 (e)	3,964
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,650
9,000	6.500%, 12/01/20 (e)	10,012
8,500	8.125%, 09/15/19 (e)	9,626
7,212	8.375%, 09/15/21 (e)	8,330
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d)	62
19,431	8.375%, 07/01/12 (d)	47

		192,437

	Metals & Mining — 3.6%
12,165	AK Steel Corp., 8.750%, 12/01/18 (e)	13,351
	APERAM, (Luxembourg),
6,618	7.375%, 04/01/16 (e)	6,668
10,421	7.750%, 04/01/18 (e)	10,369
	ArcelorMittal, (Luxembourg),
15,600	5.000%, 02/25/17	16,224
31,050	6.750%, 02/25/22	33,224
5,000	6.750%, 03/01/41	4,875
34,132	7.500%, 10/15/39	34,303
41,400	9.850%, 06/01/19	51,232
2,870	Bluescope Steel Ltd./Bluescope Steel Finance, (Australia), 7.125%, 05/01/18 (e)	2,978
3,288	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	3,617
6,467	Coeur Mining, Inc., 7.875%, 02/01/21 (e)	6,839
	Commercial Metals Co.,
3,040	4.875%, 05/15/23	2,896
7,500	6.500%, 07/15/17	8,212
4,945	7.350%, 08/15/18	5,563
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,239
13,188	6.375%, 02/01/16 (e)	13,452
9,537	6.875%, 02/01/18 (e)	9,704
20,636	6.875%, 04/01/22 (e)	20,842
15,267	7.000%, 11/01/15 (e)	15,725
11,421	Hecla Mining Co., 6.875%, 05/01/21 (e)	11,050
	Inmet Mining Corp., (Canada),
6,485	7.500%, 06/01/21 (e)	6,599
12,000	8.750%, 06/01/20 (e)	12,930
7,945	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	8,044
	New Gold, Inc., (Canada),
5,748	6.250%, 11/15/22 (e)	5,920
2,161	7.000%, 04/15/20 (e)	2,291
20,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,048
2,501	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.500%, 05/15/21 (e)	2,510
4,255	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,691
5,575	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	6,021
	Steel Dynamics, Inc.,
6,300	5.250%, 04/15/23 (e)	6,552
8,172	6.125%, 08/15/19 (e)	8,887
12,017	6.375%, 08/15/22 (e)	13,099
11,000	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	11,220
	United States Steel Corp.,
5,467	7.000%, 02/01/18	5,808

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
3,355	7.375%, 04/01/20	3,414
10,072	Walter Energy, Inc., 8.500%, 04/15/21 (e)	10,122

		406,519

	Paper & Forest Products — 0.7%
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 12/20/13 (d)	13
15,841	7.750%, 06/15/11 (d)	24
20,371	8.375%, 04/01/15 (d)	30
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	6
2,425	7.500%, 04/01/28 (d)	4
680	8.550%, 08/01/10 (d)	1
44,081	8.850%, 08/01/30 (d)	66
4,960	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	5,357
18,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	19,815
4,395	Boise Cascade Co., 6.375%, 11/01/20	4,714
8,250	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	9,157
4,535	Cascades, Inc., (Canada), 7.750%, 12/15/17	4,773
5,180	Clearwater Paper Corp., 4.500%, 02/01/23 (e)	5,115
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,378
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,390
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	2,031
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,561
2,125	8.375%, 06/15/19 (e)	2,343
6,875	Unifrax I LLC/Unifrax Holding Co.,
	7.500%, 02/15/19 (e)	7,150

		73,928

	Total Materials	1,145,689

	Telecommunication Services — 8.1%
	Diversified Telecommunication Services — 4.5%
4,264	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	4,717
2,430	Altice Finco S.A., (Luxembourg), 9.875%, 12/15/20 (e)	2,758
2,607	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	2,668
	Cincinnati Bell, Inc.,
625	8.250%, 10/15/17	658
4,901	8.375%, 10/15/20	5,207
5,280	8.750%, 03/15/18	5,412
	Clearwire Communications LLC/Clearwire Finance, Inc.,
29,805	12.000%, 12/01/15 (e)	31,856
3,740	12.000%, 12/01/17 (e)	4,338
18,565	14.750%, 12/01/16 (e)	25,527
18,433	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	20,415
15,090	Embarq Corp., 7.995%, 06/01/36	16,349
	Frontier Communications Corp.,
1,340	7.125%, 03/15/19	1,461
2,675	7.125%, 01/15/23	2,795
2,020	7.625%, 04/15/24	2,116
11	8.250%, 05/01/14	12
9,635	8.500%, 04/15/20	11,032
5,945	8.750%, 04/15/22	6,703
8,160	9.250%, 07/01/21	9,506
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	14,888
28,130	11.875%, 02/01/19	32,279
	Level 3 Financing, Inc.,
15,333	7.000%, 06/01/20	16,138
17,481	8.125%, 07/01/19	18,923
13,020	8.625%, 07/15/20	14,322
15,103	9.375%, 04/01/19	16,651
8,086	10.000%, 02/01/18	8,794
18,002	Lynx I Corp., 5.375%, 04/15/21 (e)	18,722
6,282	Lynx II Corp., 6.375%, 04/15/23 (e)	6,549
18,230	Qwest Capital Funding, Inc., 7.750%, 02/15/31	19,005
4,687	Qwest Communications International, Inc., 7.125%, 04/01/18	4,863
3,950	Qwest Corp., 7.250%, 09/15/25	4,595
	SBA Telecommunications, Inc.,
1,674	5.750%, 07/15/20 (e)	1,741
666	8.250%, 08/15/19	729
20,198	Sprint Capital Corp., 8.750%, 03/15/32	23,531
4,596	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	4,895
6,840	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	7,541

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
15,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	16,513
	Virgin Media Finance plc, (United Kingdom),
15,380	5.250%, 02/15/22	15,514
5,844	8.375%, 10/15/19	6,531
	Wind Acquisition Finance S.A., (Luxembourg),
7,465	6.500%, 04/30/20 (e)	7,670
4,934	7.250%, 02/15/18 (e)	5,119
12,350	7.250%, 02/15/18 (e)	12,875
20,875	11.750%, 07/15/17 (e)	21,971
8,566	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	9,037
	Windstream Corp.,
4,781	6.375%, 08/01/23	4,721
1,195	7.500%, 06/01/22	1,267
5,100	7.750%, 10/15/20	5,444
1,402	7.750%, 10/01/21	1,507
3,265	7.875%, 11/01/17	3,755
4,190	8.125%, 09/01/18	4,546
	Zayo Group LLC/Zayo Capital, Inc.,
4,265	8.125%, 01/01/20	4,734
18,641	10.125%, 07/01/20	21,670

		510,570

	Wireless Telecommunication Services — 3.6%
28,340	Cricket Communications, Inc., 7.750%, 10/15/20	28,269
11,125	Crown Castle International Corp., 5.250%, 01/15/23	11,264
	MetroPCS Wireless, Inc.,
23,100	6.250%, 04/01/21 (e)	24,197
26,636	6.625%, 11/15/20	28,501
	NII Capital Corp.,
27,088	7.625%, 04/01/21	22,551
23,045	8.875%, 12/15/19	20,740
12,873	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	14,257
16,522	Softbank Corp., (Japan), 4.500%, 04/15/20 (e)	16,765
	Sprint Nextel Corp.,
29,075	6.000%, 12/01/16 (m)	31,401
18,945	6.000%, 11/15/22	19,513
16,411	7.000%, 03/01/20 (e)	18,463
61,470	7.000%, 08/15/20	66,695
6,500	8.375%, 08/15/17	7,491
39,926	9.000%, 11/15/18 (e)	48,410
5,758	11.500%, 11/15/21	7,946
8,427	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	9,314
	VimpelCom Holdings B.V., (Netherlands),
6,570	5.200%, 02/13/19 (e)	6,578
2,903	5.950%, 02/13/23 (e)	2,839
3,950	6.255%, 03/01/17 (e)	4,177
11,900	7.504%, 03/01/22 (e)	12,882
1,300	VAR, 4.284%, 06/29/14 (e)	1,323

		403,576

	Total Telecommunication Services	914,146

	Utilities — 4.1%
	Electric Utilities — 1.3%
	AES Eastern Energy LP,
4,189	9.000%, 01/02/17 (d) (i)	—
28,331	9.000%, 01/02/29 (d) (i)	—
	Edison Mission Energy,
13,102	7.000%, 05/15/17 (d)	7,501
58,706	7.200%, 05/15/19 (d)	33,609
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10,000	10.000%, 12/01/20 (e)	11,338
59,500	10.000%, 12/01/20	67,756
12,450	11.750%, 03/01/22 (e)	14,177
462	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	392
9,623	Homer City Generation LP, PIK, 8.734%, 10/01/26	10,224

		144,997

	Gas Utilities — 1.1%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	10,834
2,990	6.500%, 05/20/21	3,184
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21 (e)	11,212
10,928	5.875%, 08/01/23 (e)	11,147
7,000	6.625%, 10/01/20 (e)	7,438
6,667	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.750%, 04/01/19 (e)	7,117

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Gas Utilities — Continued
12,356	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	13,221
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,760
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20	8,494
6,200	8.250%, 03/15/18	6,680
4,761	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	4,975
	Sabine Pass Liquefaction LLC,
15,253	5.625%, 02/01/21 (e)	15,310
8,266	5.625%, 04/15/23 (e)	8,266
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
4,634	7.375%, 08/01/21	4,993
5,000	7.500%, 10/01/18	5,369
5,810	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	6,057

		130,057

	Independent Power Producers & Energy Traders — 1.7%
5,190	AES Corp., 4.875%, 05/15/23	5,099
	Calpine Corp.,
47,025	7.500%, 02/15/21 (e)	51,022
27,045	7.875%, 01/15/23 (e)	29,750
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d) (i)	31
3,900	7.500%, 06/01/15 (d) (i)	10
48,825	7.750%, 06/01/19 (d) (i)	122
151	8.375%, 05/01/16 (d) (i)	—	(h)
10,908	Dynegy, Inc., 5.875%, 06/01/23 (e)	10,744
	GenOn Energy, Inc.,
13,600	7.875%, 06/15/17	15,300
21,373	9.875%, 10/15/20	24,152
	NRG Energy, Inc.,
22,199	6.625%, 03/15/23 (e)	23,475
2,000	7.625%, 05/15/19	2,125
25,000	7.875%, 05/15/21	27,875

		189,705

	Multi-Utilities — 0.0% (g)
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	728

	Total Utilities	465,487

	Total Corporate Bonds (Cost $8,896,102)	9,534,346

SHARES
Common Stocks — 0.8%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
316	General Motors Co. (a)	10,704

	Hotels, Restaurants & Leisure — 0.0%
7,940	Real Mex Restaurants, Inc., Class B, ADR (a) (i)	—

	Leisure Equipment & Products — 0.0% (g)
458	New True Temper Holdings Corp., Inc. (a) (i)	293

	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,142

	Specialty Retail — 0.0% (g)
116	Neebo, Inc. (a) (i)	693

	Total Consumer Discretionary	12,832

	Consumer Staples — 0.0%
	Food Products — 0.0%
585	Eurofresh, Inc., ADR (a) (i)	—

	Financials — 0.1%
	Diversified Financial Services — 0.1%
9,055	Adelphia Recovery Trust (i)	41
1,191	Capmark Financial Group, Inc.	10,305
106	Somerset Cayuga Holding Co., Inc. (a) (i)	2,434

	Total Financials	12,780

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
–(h)	Magellan Health Services, Inc. (a)	6

	Industrials — 0.0% (g)
	Electrical Equipment — 0.0% (g)
46	Wolverine Tube, Inc., ADR, (a) (i)	1,375

	Marine — 0.0% (g)
15	General Maritime Corp. (a) (i)	444

	Total Industrials	1,819

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment — 0.0% (g)
54	Magnachip Semiconductor Corp., (South Korea) (a)	990

	Software — 0.0%
173	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

	Total Information Technology	990

	Materials — 0.3%
	Construction Materials — 0.1%
399	U.S. Concrete, Inc. (a)	6,403

	Containers & Packaging — 0.0%
58	Constar International, Inc., Class A, ADR (a) (i)	—

	Paper & Forest Products — 0.2%
314	New Holdco (a) (i)	27,389

	Total Materials	33,792

	Utilities — 0.3%
	Independent Power Producers & Energy Traders — 0.3%
1,250	Dynegy, Inc. (a)	30,463

	Total Common Stocks (Cost $122,428)	92,682

Preferred Stocks — 1.3%
	Consumer Discretionary — 0.3%
	Automobiles — 0.3%
700	General Motors Co., Series B, 4.750%,
	12/01/13 ($50 par value)	34,155

	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	—	(h)
1	Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 04/01/13 ($1,000 par value) @ (i)	645

		645

	Total Consumer Discretionary	34,800

	Consumer Staples — 0.0%
	Food Products — 0.0%
1	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

	Financials — 1.0%
	Commercial Banks — 0.1%
95	CoBank ACB, Series C, 11.000%, 07/01/13 ($50 par value) @ (e)	4,907
161	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,955

		13,862

	Consumer Finance — 0.3%
29	Ally Financial, Inc., 7.000%, 04/01/13 ($1,000 par value) @ (e)	28,573
226	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	6,016

		34,589

	Diversified Financial Services — 0.2%
326	Citigroup Capital XIII, VAR, 7.875%, 10/30/40 ($25 par value)	9,168
12	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @ (e)	11,574

		20,742

	Insurance — 0.4%
423	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value)	12,950
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.397%, 10/29/49 ($,1000 par value)	29,130

		42,080

	Total Financials	111,273

	Information Technology — 0.0%
	Software — 0.0%
39	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0%
	Containers & Packaging — 0.0%
6	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $144,495)	146,073

PRINCIPAL AMOUNT($)
Loan Assignments — 9.7%
	Consumer Discretionary — 3.9%
	Auto Components — 0.2%
17,176	Remy International, Inc., Term Loan, VAR, 4.250%, 02/28/20	17,348
902	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	904

		18,252

	Automobiles — 0.2%
18,531	Chrysler Corp., Term Loan B, VAR, 6.000%, 05/24/17	18,740

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Hotels, Restaurants & Leisure — 1.1%
71,395	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.443%, 01/28/18	63,736
7,576	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	7,620
7,085	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	7,444
8,734	Hilton, Mezzanine B Loan, VAR, 3.572%, 11/12/15	8,647
	Intrawest, 1st Lien Term Loan,
3,272	VAR, 7.000%, 12/04/17	3,335
6,249	VAR, 7.000%, 12/04/17	6,369
5,176	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	5,202
10,850	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	11,203
3,425	Northfield Park Associates (Hard Rock), Closing Date Term Loan, VAR, 9.000%, 12/19/18	3,545
12,500	Scientific Games Corp., Term Loan B, VAR, 09/30/20 ^	12,411

		129,512

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.028%, 01/30/17 (i)	4,924

	Leisure Equipment & Products — 0.1%
11,479	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	11,507

	Media — 1.7%
	Barrington Broadcasting, Tranche 2 Term Loan,
922	VAR, 7.500%, 06/14/17	925
5,762	VAR, 7.500%, 06/14/17	5,781
2,529	Cengage Learning Acquisitions, Tranche B Term Loan Extended, VAR, 5.700%, 07/05/17	1,993
66,242	Clear Channel Communications, Inc., Term Loan B, VAR, 3.844%, 01/29/16 ^	61,481
2,396	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	2,409
6,876	McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	6,850
	R.H. Donnelley, Inc., Exit Term Loan,
7,617	VAR, 9.750%, 12/31/16 ^	5,907
7,646	VAR, 9.750%, 12/31/16 ^	5,930
21,934	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	22,414
	Univision Communications, Inc., 1st Lien Term Loan,
5,830	VAR, 05/22/20 ^	5,784
41,054	VAR, 4.500%, 03/01/20	40,944
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	885
19,603	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	19,069
10,025	WMG Acquisition Corp., 1st Lien Term Loan, VAR, 3.750%, 07/01/20 ^	10,075

		190,447

	Multiline Retail — 0.3%
30,000	J.C. Penney Corp., Inc., Term Loan, VAR, 05/21/18 ^	30,394

	Specialty Retail — 0.3%
38,546	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	37,696

	Total Consumer Discretionary	441,472

	Consumer Staples — 0.6%
	Food & Staples Retailing — 0.4%
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,466
41,942	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19 ^	41,785

		47,251

	Food Products — 0.1%
	High Liner Foods, Inc., Term Loan,
129	VAR, 4.750%, 12/19/17	129
5,624	VAR, 4.750%, 12/19/17	5,652

		5,781

	Household Products — 0.1%
	Reynolds Group Holdings, Inc., U.S. Term Loan,
2,920	VAR, 4.750%, 09/28/18	2,944
4,783	VAR, 4.750%, 09/28/18	4,821
5,572	VAR, 4.750%, 09/28/18	5,617

		13,382

	Total Consumer Staples	66,414

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
2,815	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/13/18	2,925
16,953	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	17,093
15,543	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	15,625

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Oil, Gas & Consumable Fuels — Continued
4,217	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	4,269
9,733	Sabine Oil & Gas LLC, Term Loan, VAR, 8.750%, 12/31/18	9,952

	Total Energy	49,864

	Financials — 0.7%
	Capital Markets — 0.1%
13,355	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	13,482

	Diversified Financial Services — 0.5%
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
42	VAR, 5.000%, 10/01/19	42
595	VAR, 5.000%, 10/01/19	599
637	VAR, 5.000%, 10/01/19	640
637	VAR, 5.000%, 10/01/19	641
3,363	VAR, 5.000%, 10/01/19	3,381
4,779	VAR, 5.000%, 10/01/19	4,804
6,599	VAR, 5.000%, 10/01/19	6,634
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
1,648	VAR, 5.444%, 06/30/17	1,625
2,172	VAR, 5.444%, 06/30/17	2,141
3,912	VAR, 5.444%, 06/30/17	3,856
6,082	VAR, 5.444%, 06/30/17	5,995
4,333	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	4,344
7,222	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	7,222
545	ROC Finance LLC, Incremental 18-Month Delayed Draw Term B Loans, VAR, 8.500%, 08/19/17	545
8,225	ROC Finance LLC, Term Loan, VAR, 5.750%, 05/22/19 ^	8,282

		50,751

	Insurance — 0.1%
10,037	USI, Inc., Term Loan, VAR, 5.250%, 12/27/19	10,103

	Real Estate Management & Development — 0.0% (g)
1,174	Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	1,184
116	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	115

		1,299

	Total Financials	75,635

	Health Care — 0.4%
	Health Care Providers & Services — 0.2%
402	Alliance Healthcare Services, Inc., Delayed Draw Term Loan, VAR, 05/30/19 ^	402
1,708	Alliance Healthcare Services, Inc., Term Loan, VAR, 05/30/19 ^	1,708
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.773%, 01/25/17	952
25	VAR, 3.784%, 01/25/17	25
982	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	985
3,833	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	3,785
9,587	National Mentor Holdings, Inc., Tranche B- 1 Term Loan, VAR, 6.500%, 02/09/17	9,712

		17,569

	Pharmaceuticals — 0.2%
11,736	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	11,771
	Aptalis Pharma, Inc., Term Loan,
1,186	VAR, 5.500%, 02/10/17	1,189
10,996	VAR, 5.500%, 02/10/17	11,028

		23,988

	Total Health Care	41,557

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
5,983	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	6,043

	Building Products — 0.0% (g)
	Roofing Supply Group, Term Loan,
1,171	VAR, 5.000%, 05/31/19	1,183
1,379	VAR, 5.000%, 05/31/19	1,394

		2,577

	Commercial Services & Supplies — 0.2%
5,000	Catalent Pharma Solutions, Inc., Unsecured Term Loan, VAR, 12/31/17 ^	5,056
11,793	Ceridian Corp., Extended U.S. Term Loan, VAR, 5.948%, 05/09/17	11,870
3,376	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	3,435

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Commercial Services & Supplies — Continued
5,533	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	5,540

		25,901

	Energy Equipment & Services — 0.1%
7,468	MRC Global, Inc., Term Loan, VAR, 6.000%, 11/08/19	7,557

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
771	VAR, 6.500%, 07/29/17	759
1,511	VAR, 6.500%, 07/29/17	1,489

		2,248

	Machinery — 0.2%
8,772	Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	8,827
15,708	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	15,787

		24,614

	Road & Rail — 0.0% (g)
2,154	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.750%, 05/22/19	2,140

	Total Industrials	71,080

	Information Technology — 1.5%
	Communications Equipment — 0.3%
15,335	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	15,485
1,008	ARRIS Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	1,007
15,260	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.773%, 10/26/17	13,688
5,994	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18 ^	5,722

		35,902

	Computers & Peripherals — 0.0% (g)
2,734	Oberthur Technologies, Facility B3, VAR, 6.286%, 11/30/18	2,732

	Electronic Equipment, Instruments & Components — 0.1%
6,005	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	6,125

	Internet Software & Services — 0.2%
20,934	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.250%, 12/17/18	21,007

	IT Services — 0.3%
10,000	CDW Corp., Term Loan, VAR, 3.500%, 04/29/20 ^	9,963
20,200	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.195%, 03/23/18	20,107
6,436	First Data Corp., Term Loan, VAR, 4.199%, 09/24/18	6,403
1,596	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	1,616

		38,089

	Semiconductors & Semiconductor Equipment — 0.2%
9,500	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	9,542
15,355	ON Semiconductor Corp., Term Loan, VAR, 2.034%, 01/02/18	15,163

		24,705

	Software — 0.4%
	Attachmate Corp., 1st Lien Term Loan,
159	VAR, 7.250%, 11/22/17	160
5,345	VAR, 7.250%, 11/22/17	5,402
	Infor (U.S.), Inc., Tranche B-2 Term Loan,
8,874	VAR, 5.250%, 04/05/18	8,958
877	VAR, 6.250%, 04/05/18	885
7,672	Magic Newco LLC, USD 1st Lien Term
	Loan, VAR, 7.250%, 12/12/18	7,768
18,064	RP Crown Parent LLC, 1st Lien Term
	Loan, VAR, 6.750%, 12/14/18	18,307

		41,480

	Total Information Technology	170,040

	Materials — 0.6%
	Chemicals — 0.3%
7,104	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	7,172
5,272	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 6.034%, 11/15/14	5,275
13,558	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	13,655
4,339	Road Infrastructure Investment LLC, 1st Lien Term Loan, VAR, 6.250%, 03/30/18	4,377
4,602	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	4,643

		35,122

	Containers & Packaging — 0.1%
	BWAY Holding Co., Term Loan,
579	VAR, 4.500%, 08/06/17	585
8,837	VAR, 4.500%, 08/06/17	8,931

		9,516

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Metals & Mining — 0.2%
10,945	FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	10,996
9,194	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19 ^	9,194

		20,190

	Total Materials	64,828

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
4,470	UPC Holdings B.V., Facility AH, VAR, 3.250%, 06/30/21	4,465

	Wireless Telecommunication Services — 0.3%
16,171	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	16,272
6,798	Syniverse Holdings, Inc., Add-On Term Loan, VAR, 4.000%, 04/23/19	6,821
	Syniverse Holdings, Inc., Initial Term Loan,
35	VAR, 5.000%, 04/23/19	35
13,662	VAR, 5.000%, 04/23/19	13,753

		36,881

	Total Telecommunication Services	41,346

	Utilities — 0.6%
	Electric Utilities — 0.6%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
479	VAR, 4.699%, 10/10/17	347
31,417	VAR, 4.699%, 10/10/17	22,720
15,599	VAR, 4.775%, 10/10/17	11,281
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
454	VAR, 3.699%, 10/10/14	351
30,428	VAR, 3.699%, 10/10/14	23,524
15,118	VAR, 3.775%, 10/10/14	11,688

	Total Utilities	69,911

	Total Loan Assignments (Cost $1,101,799)	1,092,147

NUMBER OF WARRANTS
Warrant — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
164	Neebo, Inc., expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
	Industrials — 0.0%
	Marine — 0.0%
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost 2)	—

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
388,557	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $388,557)	388,557

	Total Investments — 100.0% (Cost $10,668,554)	11,271,867
	Liabilities in Excess of Other Assets — 0.0% (g)	(2,475)

	NET ASSETS — 100.0%	$11,269,392

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
FGIC	—	Insured by Financial Guaranty Insurance Co.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2013.
^	—	All or a portion of the security is unsettled as of May 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
#	—	Security is distressed as of May 31, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$773,732
Aggregate gross unrealized depreciation	(170,419)

Net unrealized appreciation/depreciation	$603,313

Federal income tax cost of investments	$10,668,554

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

A. Valuation of Investments— Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,704	$—		$2,128		$12,832
Consumer Staples	—	—		—	(a)	—	(a)
Financials	10,305	—		2,475		12,780
Health Care	6	—		—		6
Industrials	—	—		1,819		1,819
Information Technology	990	—		—	(a)	990
Materials	6,403	—		27,389		33,792
Utilities	30,463	—		—		30,463

Total Common Stocks	58,871	—		33,811		92,682

Preferred Stocks
Consumer Discretionary	34,155	—		645		34,800
Consumer Staples	—	—		—	(a)	—	(a)
Financials	28,134	83,139		—		111,273
Information Technology	—	—		—	(a)	—	(a)
Materials	—	—		—	(a)	—	(a)

Total Preferred Stocks	62,289	83,139		645		146,073

Debt Securities
Asset-Backed Securities	—	—		7,100		7,100
Commercial Mortgage-Backed Securities	—	—	(b)	—		—	(b)
Convertible Bonds
Consumer Discretionary	—	—		—	(a)	—	(a)
Financials	—	—		10,962		10,962

Total Convertible Bonds	—	—		10,962		10,962

Corporate Bonds
Consumer Discretionary	—	1,618,007		26,365		1,644,372
Consumer Staples	—	506,185		—		506,185
Energy	—	1,443,785		—		1,443,785
Financials	—	1,082,154		9,468		1,091,622
Health Care	—	850,475		388		850,863
Industrials	—	886,833		153,991		1,040,824
Information Technology	—	431,373		—		431,373
Materials	—	1,138,570		7,119		1,145,689
Telecommunication Services	—	914,146		—		914,146
Utilities	—	464,596		891		465,487

Total Corporate Bonds	—	9,336,124		198,222		9,534,346

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$435,663	$5,809		$441,472
Consumer Staples	—	66,414	—		66,414
Energy	—	49,864	—		49,864
Financials	—	75,635	—		75,635
Health Care	—	41,557	—		41,557
Industrials	—	71,080	—		71,080
Information Technology	—	170,040	—		170,040
Materials	—	64,828	—		64,828
Telecommunication Services	—	41,346	—		41,346
Utilities	—	69,911	—		69,911

Total Loan Assignments	—	1,086,338	5,809		1,092,147

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	388,557	—	—		388,557

Total Investments in Securities	$509,717	$10,505,601	$256,549		$11,271,867

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan High Yield Fund

	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$6,986		$—	$191	$7	$—	$(193)	$109	$—	$7,100
Common Stocks - Consumer Discretionary	984		63	99	—	1,142	(118)	—	(42)	2,128
Common Stocks - Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - Financials	2,328		—	106	—	—	—	41	—	2,475
Common Stocks - Industrials	1,819		—	—	—	—	—	—	—	1,819
Common Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - Materials	27,389		—	133	—	—	(133)	—	—	27,389
Convertible Bonds - Consumer Discretionary	3,081		—	(3,081)	—	—	—	—	—	—	(a)
Convertible Bonds - Financials	4,665		—	6,297	—	—	—	—	—	10,962
Corporate Bonds - Consumer Discretionary	24,102		330	(10,307)	11	19,835	(46)	6,640	(14,200)	26,365
Corporate Bonds - Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds - Financials	9,885		—	108	4	—	(520)	—	(9)	9,468
Corporate Bonds - Health Care	388		—	—	—	—	—	—	—	388
Corporate Bonds - Industrials	155,779		291	1,615	162	11,204	(9,209)	—	(5,851)	153,991
Corporate Bonds - Materials	7,108		—	(4,124)	6	4,845	—	—	(716)	7,119
Corporate Bonds - Utilities	881		—	—	—	—	—	10	—	891
Loan Assignments - Consumer Discretionary	10,065		4,759	(4,264)	8	—	(4,759)	—	—	5,809
Preferred Stocks - Consumer Discretionary	599		—	46	—	—	—	—	—	645
Preferred Stocks - Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$256,059		$5,443	$(13,181)	$198	$37,026	$(14,978)	$6,800	$(20,818)	$256,549

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(13,181,000).

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 5/31/13		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
	$28,763,168		Market Comparable Companies	EBITDA Multiple (a)	5.00x-6.80x (5.10x)
				Discount for lack of marketability (b)	10%-30% (10.24%)
	1,142,375		Issuance Price	Percent of Par	100% (N/A)
	444,240		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	293,260		Mergers and Acquisitions	Discount for lack of marketability (b)	25% (N/A)
				Discount for potential outcome	20% (N/A)
	693,060		Consensus Broker Pricing	Median Offered quote	$6.00 (N/A)

Common Stock	31,336,103
	0		Discounted Cash Flow	Discount for lack of marketability (b)	17.50% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.40x-5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0
	10,835,675		Market Comparable Companies	EBITDA Multiple (a)	5.5x-6.80x (6.48x)
				Discount for lack of marketability (b)	20%-30% (21.37%)
				Probability of Default	97% (N/A)
	0		Terms of Plan of Reorganization	Probability of Default	100% (N/A)
	0		Terms of Consent Solicitation	Discount for lack of marketability (b)	100% (N/A)

Corporate Bond	10,835,675
	0		Intrinsic Value	Issue Price vs. Strike Price	N/A

Warrants	0
	7,099,717		Discounted Cash Flow	Liquidity Discount	4.50% (N/A)
				Implied Spread to Index	2.00% (N/A)
				Prepayment Speed	1.00-3.00 (1.09)
				Constant Default Rate	8.00-14.78 (9.91)
				Yield (Discount Rate of Cash Flows)	(1.69%)-13.96% (2.97%)

Asset-backed securities	7,099,717
Total	49,271,495

# The table above does not include level 3 securities that are valued by brokers and pricing services. At 5/31/13, the value of these securities was $207,277,693. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, discount for potential outcome, probability of default, default rate, and yield may decrease (increase) the fair value measurement. A significant change in broker pricing information and prepayment speeds could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 15.9%
2,424	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,311
	Ally Auto Receivables Trust,
5,000	Series 2010-4, Class A4, 1.350%, 12/15/15	5,031
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,049
884	American Credit Acceptance Receivables Trust, Series 2012-2, Class A, 1.890%, 07/15/16 (e)	889
	AmeriCredit Automobile Receivables Trust,
1,204	Series 2011-1, Class A3, 1.390%, 09/08/15	1,207
1,655	Series 2011-3, Class A3, 1.170%, 01/08/16	1,659
1,397	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.468%, 08/25/33	1,366
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.773%, 07/25/32	85
977	Series 2002-BC6, Class M1, VAR, 1.318%, 08/25/32	849
3,515	Series 2002-BC9, Class M1, VAR, 1.843%, 12/25/32	2,957
	Amresco Residential Securities Corp. Mortgage Loan Trust,
207	Series 1997-2, Class M1A, VAR, 0.748%, 06/25/27	201
1,022	Series 1998-1, Class M1A, VAR, 0.838%, 01/25/28	959
1,177	Series 1998-3, Class M1A, VAR, 0.823%, 09/25/28	1,045
517	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.824%, 12/15/33	495
	Bear Stearns Asset-Backed Securities I Trust,
9,348	Series 2005-CL1, Class M1, VAR, 0.823%, 09/25/34	1,300
2,735	Series 2005-HE1, Class M2, VAR, 1.438%, 01/25/35	2,393
1,584	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 0.643%, 12/25/33	1,556
730	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.293%, 05/25/37	712
4,859	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	4,884
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.043%, 01/25/32	256
	Countrywide Asset-Backed Certificates,
153	Series 2002-1, Class A, VAR, 0.753%, 08/25/32	125
173	Series 2002-BC1, Class A, VAR, 0.853%, 04/25/32	120
203	Series 2002-BC2, Class A, VAR, 0.733%, 04/25/32	130
61	Series 2003-BC2, Class 2A1, VAR, 0.793%, 06/25/33	54
1,965	Series 2003-BC5, Class M1, VAR, 1.243%, 09/25/33	1,603
503	Series 2004-2, Class M4, VAR, 1.693%, 03/25/34	322
377	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	377
927	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.419%, 04/15/30	833
	CWABS Revolving Home Equity Loan Trust,
675	Series 2005-E, Class 2A, VAR, 0.419%, 11/15/35	564
3,079	Series 2005-M, Class A1, VAR, 0.439%, 02/15/36	2,316
409	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	409
	First Franklin Mortgage Loan Trust,
167	Series 2002-FF1, Class M1, VAR, 1.243%, 04/25/32	122
1,094	Series 2002-FF4, Class M1, VAR, 1.768%, 02/25/33	325
537	Series 2003-FFH1, Class M2, VAR, 2.818%, 09/25/33	289
703	Series 2004-FF8, Class M4, VAR, 1.799%, 10/25/34	75
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.673%, 09/25/35	822
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.683%, 07/25/35	2,879
372	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.379%, 09/15/30	294
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,372

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,159	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,162
5,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	5,073
318	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.833%, 12/25/24	251
29	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	29
295	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.243%, 02/25/34	274
	Morgan Stanley ABS Capital I, Inc. Trust,
2,062	Series 2003-NC6, Class M1, VAR, 1.393%, 06/25/33	2,017
7,500	Series 2005-WMC4, Class M5, VAR, 1.168%, 04/25/35	6,751
309	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.593%, 11/25/33	241
	Nissan Auto Receivables Owner Trust,
5,000	Series 2010-A, Class A4, 1.310%, 09/15/16	5,027
2,750	Series 2011-A, Class A4, 1.940%, 09/15/17	2,802
1,057	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002- 4, Class M1, VAR, 1.093%, 07/25/32	994
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
2,797	Series 2004-WHQ2, Class M2, VAR, 0.823%, 02/25/35	2,792
2,500	Series 2005-WHQ3, Class M2, VAR, 0.643%, 06/25/35	2,389
343	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.873%, 03/25/33	297
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	250
	Residential Funding Mortgage Securities II Home Loan Trust,
341	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	327
405	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	386
91	Series 2003-HS1, Class AII, VAR, 0.483%, 12/25/32	83
	Santander Drive Auto Receivables Trust,
1,107	Series 2010-1, Class A3, 1.840%, 11/17/14	1,112
1,546	Series 2013-1, Class A2, 0.480%, 02/16/16	1,546
1,993	Stanwich Mortgage Loan Trust, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,993
168	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.893%, 04/25/33	161
136	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002- HF1, Class A, VAR, 0.773%, 01/25/33	125

	Total Asset-Backed Securities (Cost $99,448)	85,317

Collateralized Mortgage Obligations — 52.3%
	Agency CMO — 38.7%
600	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	107
	Federal Home Loan Mortgage Corp. REMIC,
15	Series 1071, Class F, VAR, 1.200%, 04/15/21	15
23	Series 1343, Class LA, 8.000%, 08/15/22	27
19	Series 1370, Class JA, VAR, 1.400%, 09/15/22	19
18	Series 1379, Class W, VAR, 1.050%, 10/15/22	18
5	Series 1508, Class KA, VAR, 1.567%, 05/15/23	5
2	Series 1607, Class SA, HB, IF, 21.214%, 10/15/13	2
310	Series 1689, Class M, PO, 03/15/24	295
137	Series 1771, Class PK, 8.000%, 02/15/25	158
239	Series 1974, Class ZA, 7.000%, 07/15/27	271
42	Series 1981, Class Z, 6.000%, 05/15/27	46
166	Series 2033, Class PR, PO, 03/15/24	158
19	Series 2261, Class ZY, 7.500%, 10/15/30	22
4	Series 2289, Class NA, VAR, 10.968%, 05/15/20	4
85	Series 2338, Class FN, VAR, 0.699%, 08/15/28	86
164	Series 2416, Class SA, IF, 15.209%, 02/15/32	227
134	Series 2416, Class SH, IF, 15.604%, 02/17/32	187

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
34		Series 2477, Class FZ, VAR, 0.749%, 06/15/31	34
299		Series 2649, Class FK, VAR, 0.749%, 07/15/33 (m)	296
462		Series 2661, Class FG, VAR, 0.649%, 03/15/17	463
974		Series 3085, Class VS, HB, IF, 27.923%, 12/15/35	1,516
1,355		Series 3300, Class FA, VAR, 0.499%, 08/15/35 (m)	1,355
3,791		Series 3737, Class DG, 5.000%, 10/15/30	4,160
7,262		Series 3832, Class PL, 5.000%, 08/15/39	7,983
4,355		Series 3841, Class JF, VAR, 0.599%, 10/15/38 (m)	4,365
15,897		Series 3860, Class FP, VAR, 0.599%, 06/15/40 (m)	15,961
3,552		Series 3952, Class MA, 3.000%, 11/15/21	3,737
17,047		Series 4074, Class FE, VAR, 0.599%, 07/15/42	17,141
16,755		Series 4111, Class FA, VAR, 0.549%, 08/15/39	16,805
19,620		Series 4150, Class F, VAR, 0.569%, 01/15/43	19,665
2,207		Series 4150, Class GE, 2.000%, 01/15/33	2,204
14,853		Series 4161, Class YF, VAR, 0.569%, 02/15/43	14,888
8,054		Series 4206, Class DA, 2.000%, 05/15/33	8,014
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
95		Series T-51, Class 1APO, PO, 09/25/42	66
1,271		Series T-54, Class 4A, VAR, 3.078%, 02/25/43	1,336
		Federal National Mortgage Association Grantor Trust,
614		Series 2001-T8, Class A1, 7.500%, 07/25/41	756
1,783		Series 2002-T6, Class A4, VAR, 3.193%, 03/25/41	1,827
		Federal National Mortgage Association REMIC,
22		Series 1988-15, Class B, VAR, 0.769%, 06/25/18	22
4		Series 1989-77, Class J, 8.750%, 11/25/19	4
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
56		Series 1990-64, Class Z, 10.000%, 06/25/20	64
166		Series 1990-145, Class A, VAR, 1.114%, 12/25/20 (m)	169
102		Series 1991-142, Class PL, 8.000%, 10/25/21	116
104		Series 1991-156, Class F, VAR, 1.519%, 11/25/21	106
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,291.250%, 05/25/22	58
208		Series 1992-112, Class GB, 7.000%, 07/25/22	235
6		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
80		Series 1992-200, Class FK, VAR, 2.267%, 11/25/22	82
92		Series 1993-27, Class S, IF, 9.423%, 02/25/23	105
188		Series 1993-110, Class H, 6.500%, 05/25/23	217
20		Series 1993-119, Class H, 6.500%, 07/25/23	23
182		Series 1993-146, Class E, PO, 05/25/23	158
80		Series 1993-165, Class FH, VAR, 1.369%, 09/25/23	82
397		Series 1993-179, Class FM, VAR, 2.217%, 10/25/23	406
57		Series 1997-74, Class E, 7.500%, 10/20/27	67
953		Series 2001-9, Class F, VAR, 0.448%, 02/17/31	952
192		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	35
824		Series 2002-77, Class FY, VAR, 0.593%, 12/25/17	829
1,372		Series 2003-17, Class FN, VAR, 0.493%, 03/25/18 (m)	1,378
75		Series 2003-21, Class FK, VAR, 0.593%, 03/25/33	75
1,551		Series 2004-17, Class BF, VAR, 0.543%, 01/25/34	1,553
2,856		Series 2006-3, Class SB, IF, IO, 6.507%, 07/25/35	397
9,395		Series 2006-124, Class FC, VAR, 0.543%, 01/25/37	9,425
341		Series 2007-2, Class FA, VAR, 0.393%, 02/25/37	340

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,283	Series 2010-42, Class PD, 4.500%, 07/25/39	7,517
5,233	Series 2012-114, Class VE, 3.500%, 10/25/25	5,732
21,442	Series 2012-119, Class FB, VAR, 0.543%, 11/25/42	21,529
2,258	Series 2013-6, Class FL, VAR, 0.593%, 02/25/43	2,265
49	Series G92-44, Class ZQ, 8.000%, 07/25/22	54
1,040	Series G94-9, Class PJ, 6.500%, 08/17/24	1,170
	Federal National Mortgage Association REMIC Trust,
396	Series 2003-W1, Class 2A, VAR, 6.849%, 12/25/42 (m)	465
2,316	Series 2003-W15, Class 3A, VAR, 3.844%, 12/25/42	2,475
2,039	Series 2003-W4, Class 5A, VAR, 3.176%, 10/25/42 (m)	2,180
1,734	Series 2009-W1, Class A, 6.000%, 12/25/49	2,006
	Federal National Mortgage Association STRIPS,
1,180	Series 343, Class 23, IO, 4.000%, 10/01/18	84
1,727	Series 343, Class 27, IO, 4.500%, 01/01/19	128
	Federal National Mortgage Association Trust,
140	Series 2004-W2, Class 1A3F, VAR, 0.543%, 02/25/44	139
973	Series 2004-W2, Class 4A, VAR, 2.933%, 02/25/44	1,008
	Government National Mortgage Association,
722	Series 1999-27, Class ZA, 7.500%, 04/17/29	824
18	Series 2000-35, Class F, VAR, 0.748%, 12/16/25	19
477	Series 2002-31, Class FC, VAR, 0.443%, 09/26/21	477
550	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	13
3,446	Series 2003-59, Class XA, IO, VAR, 1.002%, 06/16/34	30
7,920	Series 2010-166, Class GP, 3.000%, 04/20/39	8,341
8,842	Series 2012-61, Class FM, VAR, 0.598%, 05/16/42 (m)	8,859
683	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	693

		207,127

	Non-Agency CMO — 13.6%
	Alternative Loan Trust,
1,091	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,116
1,395	Series 2004-33, Class 3A3, VAR, 2.852%, 12/25/34	765
214	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	220
1,347	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,416
	Banc of America Funding Trust,
1,025	Series 2005-E, Class 5A1, VAR, 2.859%, 05/20/35	1,033
1,526	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,576
	Banc of America Mortgage Trust,
17	Series 2003-5, Class 2A8, VAR, 0.643%, 07/25/18	16
1,768	Series 2004-D, Class 2A2, VAR, 2.868%, 05/25/34	1,747
430	Series 2005-10, Class 1A13, 5.500%, 11/25/35	432
1,055	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35	1,004
722	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 0.863%, 11/25/34	400
	CHL Mortgage Pass-Through Trust,
405	Series 2002-38, Class A1, 5.000%, 02/25/18	405
722	Series 2003-21, Class A1, VAR, 2.875%, 05/25/33	738
542	Series 2004-HYB8, Class 1A1, VAR, 0.548%, 01/20/35	462
581	Series 2005-1, Class 1A2, VAR, 0.543%, 03/25/35	80
19	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	18
	Credit Suisse First Boston Mortgage Securities Corp.,
1,886	Series 2003-AR24, Class 2A4, VAR, 2.665%, 10/25/33	1,910
1,538	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,580

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
596	Series 2004-AR3, Class 6M1, VAR, 1.293%, 04/25/34	559
392	Series 2005-5, Class 1A1, 5.000%, 07/25/20	393
1,068	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.645%, 02/25/20	1,109
869	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	891
	First Horizon Mortgage Pass-Through Trust,
1,684	Series 2004-AR6, Class 2A1, VAR, 2.677%, 12/25/34	1,633
92	Series 2005-6, Class 1A1, 5.500%, 11/25/35	92
109	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.693%, 06/25/30	84
519	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.699%, 11/15/30	527
2,410	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	2,494
1,457	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,485
	Impac CMB Trust,
495	Series 2004-3, Class 3A, VAR, 0.833%, 03/25/34	496
501	Series 2004-6, Class 1A2, VAR, 0.973%, 10/25/34	487
2,040	Series 2005-5, Class A1, VAR, 0.833%, 08/25/35	1,821
1,659	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.057%, 03/25/37	1,445
	JP Morgan Mortgage Trust,
329	Series 2003-A1, Class 1A1, VAR, 2.144%, 10/25/33	338
29	Series 2005-A2, Class 5A1, VAR, 4.151%, 04/25/35	29
	MASTR Adjustable Rate Mortgages Trust,
1,721	Series 2003-5, Class 5A1, VAR, 2.331%, 10/25/33	1,750
905	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	932
3,067	Series 2004-13, Class 3A7B, VAR, 2.150%, 11/21/34	3,160
260	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.593%, 02/25/33	236
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
784	Series 2001-TBC1, Class B1, VAR, 1.079%, 11/15/31	633
178	Series 2002-TBC1, Class B1, VAR, 1.199%, 09/15/30	140
89	Series 2002-TBC1, Class B2, VAR, 1.599%, 09/15/30	68
436	Series 2002-TBC2, Class B1, VAR, 1.049%, 08/15/32	333
	Merrill Lynch Mortgage Investors Trust,
805	Series 2004-1, Class 2A3, VAR, 2.289%, 12/25/34	813
1,561	Series 2004-D, Class A1, VAR, 0.853%, 09/25/29	1,556
109	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	120
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
595	Series 2003-HYB1, Class A4, VAR, 1.815%, 03/25/33	558
413	Series 2003-HYB1, Class B1, VAR, 1.815%, 03/25/33	239
	Morgan Stanley Mortgage Loan Trust,
654	Series 2004-5AR, Class 3A3, VAR, 2.516%, 07/25/34	494
3,683	Series 2004-5AR, Class 3A5, VAR, 2.516%, 07/25/34	3,688
1,740	Series 2004-11AR, Class 1A2A, VAR, 0.503%, 01/25/35	1,694
1,866	NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class AF, VAR, 0.643%, 02/25/35 (e)	1,451
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
290	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	299
56	Series 2004-AR1, Class 5A1, VAR, 0.953%, 08/25/34	56
6	Series 2005-AR1, Class 2A1, VAR, 0.473%, 02/25/35	6
1,399	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.000%, 10/25/32	1,502
726	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	744

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RFMSI Trust,
1,346	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,390
4,500	Series 2005-SA2, Class 2A2, VAR, 3.051%, 06/25/35	4,167
1,155	Series 2006-SA4, Class 2A1, VAR, 3.828%, 11/25/36	988
3	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	3
	Sequoia Mortgage Trust,
129	Series 11, Class A, VAR, 1.098%, 12/20/32	128
308	Series 2003-3, Class A2, VAR, 1.209%, 07/20/33	302
2,960	Series 2004-11, Class A2, VAR, 0.740%, 12/20/34	2,781
2,000	Springleaf Mortgage Loan Trust, Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,104
240	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.898%, 03/19/34	240
1,575	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.948%, 07/19/32	1,431
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
271	Series 2003-8, Class 2A9, VAR, 0.693%, 04/25/33	266
1,700	Series 2003-40A, Class 4A, VAR, 2.626%, 01/25/34	1,671
	WaMu Mortgage Pass-Through Certificates,
2,870	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	2,921
1,341	Series 2004-AR11, Class A, VAR, 2.440%, 10/25/34	1,348
	Wells Fargo Mortgage-Backed Securities Trust,
279	Series 2003-F, Class A1, VAR, 4.516%, 06/25/33	284
802	Series 2003-K, Class 1A2, VAR, 4.468%, 11/25/33	826
510	Series 2005-16, Class A16, 5.750%, 01/25/36	515
1,028	Series 2005-AR16, Class 3A2, VAR, 2.682%, 03/25/35	1,059
409	Series 2006-17, Class A1, 5.500%, 11/25/21	414
737	Series 2007-3, Class 3A1, 5.500%, 04/25/22	760

		72,871

	Total Collateralized Mortgage Obligations (Cost $282,728)	279,998

Commercial Mortgage-Backed Securities — 2.6%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,127
	Bayview Commercial Asset Trust,
629	Series 2004-3, Class A2, VAR, 0.613%, 01/25/35 (e)	499
2,198	Series 2005-2A, Class A2, VAR, 0.543%, 08/25/35 (e)	1,764
439	Series 2005-2A, Class M1, VAR, 0.623%, 08/25/35 (e)	277
1,459	Series 2007-2A, Class A2, VAR, 0.513%, 07/25/37 (e)	696
726	Series 2007-2A, Class M4, VAR, 0.843%, 07/25/37 (e)	33
2,033	Series 2007-3, Class A2, VAR, 0.483%, 07/25/37 (e)	1,299
2,499	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	2,497
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,168
1,743	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.239%, 10/15/44	1,886
1,774	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,806

	Total Commercial Mortgage-Backed Securities (Cost $16,969)	14,052

Corporate Bonds — 0.9%
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
1,500	Petrobras Global Finance B.V., (Netherlands), VAR, 1.894%, 05/20/16	1,504

	Financials — 0.3%
	Commercial Banks — 0.3%
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,345

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Information Technology — 0.3%
	Computers & Peripherals — 0.3%
1,793	Apple, Inc., VAR, 0.523%, 05/03/18	1,798

	Total Corporate Bonds (Cost $4,616)	4,647

Mortgage Pass-Through Securities — 7.7%
	Federal Home Loan Mortgage Corp.,
17	ARM, 1.470%, 12/01/21	17
79	ARM, 2.088%, 07/01/19	83
525	ARM, 2.223%, 01/01/23	561
14	ARM, 2.250%, 06/01/26 (m)	15
77	ARM, 2.263%, 01/01/27	82
24	ARM, 2.274%, 06/01/22	25
59	ARM, 2.320%, 12/01/26	63
47	ARM, 2.328%, 04/01/30	50
889	ARM, 2.343%, 04/01/32	947
84	ARM, 2.348%, 07/01/28	90
202	ARM, 2.350%, 12/01/27 (m)	214
370	ARM, 2.362%, 07/01/30 (m)	397
45	ARM, 2.388%, 01/01/30	48
28	ARM, 2.389%, 10/01/29	28
309	ARM, 2.405%, 08/01/27 - 11/01/27	328
243	ARM, 2.417%, 12/01/26	259
94	ARM, 2.437%, 02/01/23	96
24	ARM, 2.445%, 12/01/29	25
31	ARM, 2.452%, 05/01/18	33
334	ARM, 2.585%, 01/01/23 (m)	357
53	ARM, 2.602%, 04/01/24	56
14	ARM, 2.755%, 06/01/25	15
15	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	17
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	12
36	8.500%, 07/01/28	42
18	9.000%, 02/01/25	21
	Federal National Mortgage Association,
11	ARM, 1.625%, 03/01/17	11
21	ARM, 1.700%, 04/01/24	22
12	ARM, 1.880%, 06/01/18	12
50	ARM, 1.891%, 12/01/20	53
200	ARM, 1.900%, 11/01/18	209
38	ARM, 1.933%, 04/01/21	40
94	ARM, 1.991%, 07/01/20 (m)	97
36	ARM, 2.025%, 05/01/30	36
33	ARM, 2.113%, 05/01/18	34
820	ARM, 2.150%, 05/01/33	869
56	ARM, 2.222%, 11/01/23	56
41	ARM, 2.273%, 06/01/26	44
11	ARM, 2.274%, 05/01/29	12
15	ARM, 2.288%, 11/01/21	16
67	ARM, 2.314%, 01/01/31 (m)	71
48	ARM, 2.325%, 05/01/31	48
11	ARM, 2.355%, 07/01/25	12
125	ARM, 2.364%, 12/01/28	128
291	ARM, 2.370%, 09/01/33	311
23	ARM, 2.434%, 03/01/38	24
23	ARM, 2.470%, 12/01/26	24
637	ARM, 2.473%, 01/01/25	679
168	ARM, 2.514%, 08/01/26	180
51	ARM, 2.591%, 03/01/29	55
79	ARM, 2.702%, 11/01/30	82
118	ARM, 2.790%, 09/01/19	124
30	ARM, 2.927%, 03/01/15	31
63	ARM, 2.936%, 07/01/27	68
226	ARM, 3.355%, 02/01/34	241
5	ARM, 4.340%, 05/01/20	5
49	ARM, 6.000%, 01/01/20	51
	Federal National Mortgage Association, 15 Year, Single Family,
7,510	4.000%, 02/01/25	7,975
2	6.000%, 08/01/14	1
73	7.000%, 03/01/16 (m)	76
6,020	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	6,549
	Federal National Mortgage Association, 30 Year, FHA/VA,
25	7.000%, 03/01/27	29
19	8.000%, 11/01/27	22
24	8.500%, 10/01/24	24
9	9.000%, 08/01/25	9
	Federal National Mortgage Association, 30 Year, Single Family,
4,634	5.000%, 12/01/39	5,215
4,884	5.500%, 08/01/40	5,314
2,352	6.000%, 04/01/39	2,612
27	7.250%, 09/01/22	31
150	7.500%, 06/01/23 - 10/01/30	168
5	8.500%, 08/01/17	5

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, Other,
16	6.500%, 04/01/16	17
59	12.000%, 11/01/30	66
	Government National Mortgage Association II, 30 Year, Single Family,
50	7.250%, 08/20/22 - 11/20/22	58
46	7.400%, 10/20/21 - 03/20/22	53
18	7.500%, 10/20/23	20
21	7.850%, 12/20/21	21
66	8.000%, 07/20/25 - 08/20/26	82
4,480	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	4,836
	Government National Mortgage Association, 30 Year, Single Family,
53	7.000%, 06/15/24	61
22	8.000%, 10/15/27	26
21	9.000%, 11/15/24	23
146	9.500%, 07/15/25	171

	Total Mortgage Pass-Through Securities (Cost $39,320)	40,990

U.S. Treasury Obligation — 1.9%
10,000	U.S. Treasury Notes, 0.250%, 10/31/14 (Cost $9,993)	10,005

SHARES
Short-Term Investment — 17.4%
	Investment Company — 17.4%
93,068	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $93,068)	93,068

	Total Investments — 98.7% (Cost $546,142)	528,077
	Other Assets in Excess of Liabilities — 1.3%	6,850

	NET ASSETS — 100.0%	$534,927

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,138
Aggregate gross unrealized depreciation	(25,203)

Net unrealized appreciation/depreciation	$(18,065)

Federal income tax cost of investments	$546,142

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$42,563	$42,754		$85,317
Collateralized Mortgage Obligations
Agency CMO	—	207,091	36		207,127
Non-Agency CMO	—	68,292	4,579		72,871

Total Collateralized Mortgage Obligations	—	275,383	4,615		279,998

Commercial Mortgage-Backed Securities	—	13,742	310		14,052
Corporate Bonds
Energy	—	1,504	—		1,504
Financials	—	1,345	—		1,345
Information Technology	—	1,798	—		1,798

Total Corporate Bonds	—	4,647	—		4,647

Mortgage Pass-Through Securities	—	40,990	—		40,990
U.S. Treasury Obligations	—	10,005	—		10,005
Short-Term Investment
Investment Company	93,068	—	—		93,068

Total Investments in Securities	$93,068	$387,330	$47,679	*	$528,077

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $47,679,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Limited Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$32,171	$—	$2,997	$14	$1,993	$(1,396)	$6,975	$—	$42,754
Collateralized Mortgage Obligations - Agency CMO	35,850	—	(3)	—	—	(3)	—	(35,808)	36
Collateralized Mortgage Obligations - Non-Agency CMO	4,601	1	145	1	—	(188)	19	—	4,579
Commercial Mortgage-Backed Securities	331	—	14	—	—	(35)	—	—	310

Total	$72,953	$1	$3,153	$15	$1,993	$(1,622)	$6,994	$(35,808)	$47,679

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $3,153,000.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 32.3%
	ABN Amro Bank N.V.,
30,000	0.315%, 08/08/13	29,982
53,000	0.320%, 06/19/13	53,000
31,000	0.330%, 08/07/13	30,981
	Banco Del Estado De Chile,
15,000	0.220%, 08/29/13	15,000
15,000	0.220%, 08/30/13	15,000
10,000	0.230%, 06/03/13	10,000
	Bank of Nova Scotia,
80,000	0.253%, 06/27/13	80,000
50,000	0.268%, 06/16/13	50,000
30,000	0.268%, 06/08/13	30,000
75,000	0.272%, 06/21/13	75,000
55,000	0.299%, 06/09/13	55,000
53,000	0.318%, 06/30/13	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
112,000	0.250%, 10/02/13	112,000
66,000	0.260%, 09/11/13	66,000
80,000	0.280%, 08/02/13	80,000
30,000	0.285%, 08/14/13	29,983
44,000	0.285%, 08/06/13	44,000
34,000	0.300%, 07/30/13	33,983
13,000	0.410%, 10/22/13	12,979
72,000	Banque Federative du Credit Mutuel, 0.240%,06/07/13	72,000
	BNP Paribas,
46,000	0.270%, 10/02/13	46,000
100,000	0.280%, 09/13/13	100,000
33,000	0.360%, 06/03/13	33,000
25,000	Branch Banking & Trust Co., 0.200%, 07/24/13	25,000
84,000	Credit Industriel et Commercial, 0.230%, 07/18/13	84,001
	Credit Suisse,
25,000	0.230%, 09/25/13	25,000
62,100	0.240%, 08/01/13	62,100
85,000	0.283%, 06/26/13	85,000
	Deutsche Bank AG,
63,000	0.253%, 06/30/13	63,000
83,000	0.260%, 06/18/13	83,000
21,000	0.290%, 07/10/13	21,000
40,000	0.290%, 08/19/13	40,000
75,000	0.326%, 07/19/13	75,000
	DNB Bank ASA,
84,000	0.223%, 06/28/13	83,998
55,000	0.225%, 06/03/13	55,000
65,000	0.240%, 11/27/13	64,922
	DZ Bank AG,
18,000	0.233%, 10/02/13	17,986
45,000	0.240%, 08/08/13	44,980
28,000	0.250%, 06/03/13	27,999
	HSBC Bank plc,
24,000	0.300%, 01/10/14	24,000
30,000	0.320%, 11/29/13	30,000
29,000	0.325%, 10/31/13	29,001
28,000	0.350%, 10/18/13	28,000
23,000	0.390%, 04/29/14	23,000
32,000	0.390%, 05/22/14	32,000
60,000	Landesbank Hessen-Thueringen Girozentrale, 0.170%, 06/12/13	60,000
	Mitsubishi UFJ Trust & Banking Corp.,
12,000	0.260%, 10/18/13	11,988
24,000	0.265%, 09/09/13	24,000
36,000	0.270%, 10/01/13	36,000
5,000	0.270%, 11/20/13	5,000
15,000	0.270%, 11/22/13	15,000
10,000	0.280%, 09/03/13	10,000
40,000	0.280%, 10/10/13	40,000
22,000	0.290%, 08/22/13	22,000
	Mizuho Corporate Bank Ltd.,
115,000	0.240%, 07/12/13	115,000
16,000	0.260%, 08/22/13	15,991
10,000	0.275%, 08/30/13	9,993
12,000	0.280%, 07/11/13	11,996
12,000	0.280%, 07/18/13	12,000
	Natixis,
66,000	0.210%, 08/02/13	66,000
35,000	0.250%, 06/03/13	35,000
	Nordea Bank Finland plc,
54,000	0.260%, 09/19/13	53,957
32,100	0.290%, 11/25/13	32,099
	Norinchukin Bank,
15,000	0.240%, 07/19/13	14,995
26,000	0.240%, 07/26/13	26,000
53,000	0.240%, 08/12/13	53,000
20,000	0.240%, 08/14/13	20,000
63,000	0.240%, 08/20/13	63,000
18,000	0.245%, 07/16/13	17,994
14,000	0.250%, 07/11/13	14,000
30,000	0.250%, 07/12/13	30,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — Continued
10,000	Oversea-Chinese Banking Corp., Ltd., 0.270%,10/09/13	9,990
	Rabobank Nederland N.V.,
65,000	0.279%, 06/17/13	65,000
36,000	0.290%, 07/08/13	36,000
54,000	0.296%, 07/22/13	54,000
60,300	0.298%, 07/17/13	60,300
98,000	0.310%, 06/17/13	97,987
13,000	0.313%, 08/30/13	13,000
30,000	0.315%, 06/02/13	30,000
32,000	0.324%, 08/24/13	32,000
29,000	0.360%, 05/20/14	28,898
80,000	Royal Bank of Canada, 0.303%, 06/29/13	80,000
85,400	Shizuoka Bank, 0.270%, 06/03/13	85,400
	Skandinaviska Enskilda Banken AB,
50,000	0.205%, 06/14/13	50,000
77,000	0.210%, 08/16/13	77,000
	Societe Generale,
89,000	0.240%, 08/01/13	89,000
28,000	0.245%, 06/12/13	28,000
	Sumitomo Mitsui Banking Corp.,
32,000	0.260%, 10/08/13	32,000
29,000	0.260%, 10/15/13	29,000
30,000	0.260%, 10/25/13	30,000
18,000	0.270%, 07/29/13	18,000
55,000	0.270%, 08/06/13	55,000
30,000	0.270%, 08/12/13	30,000
24,000	0.270%, 08/19/13	24,000
11,000	0.270%, 09/03/13	11,000
16,000	0.270%, 09/10/13	16,000
32,000	0.270%, 09/20/13	32,000
20,000	0.270%, 09/25/13	20,000
30,000	0.270%, 11/26/13	30,000
100,000	0.310%, 07/12/13	100,000
	Sumitomo Mitsui Trust Bank Ltd.,
30,000	0.220%, 09/03/13	29,984
13,000	0.225%, 08/23/13	13,000
15,000	0.230%, 07/11/13	15,000
20,000	0.240%, 07/15/13	20,000
25,000	0.255%, 06/28/13	24,995
10,000	0.260%, 07/09/13	10,000
30,000	Svenska Handelsbanken AB, 0.260%, 06/28/13	30,000
52,000	Swedbank AB, 0.180%, 06/26/13	52,000
	Toronto-Dominion Bank,
44,000	0.250%, 10/03/13	44,000
38,000	0.253%, 06/25/13	38,000
14,000	UBS AG, 0.220%, 06/18/13	14,000
15,000	Westpac Banking Corp., 0.248%, 06/03/13	15,000

	Total Certificates of Deposit (Cost $4,535,462)	4,535,462

Commercial Paper — 34.7% (n)
	ABN Amro Funding USA LLC,
34,800	0.240%, 07/16/13 (e) (m)	34,790
72,000	0.270%, 08/14/13 (e)	71,960
40,000	0.300%, 06/12/13 (e) (m)	39,996
11,000	Antalis U.S. Funding Corp., 0.230%, 06/18/13 (e)	10,999
20,000	ANZ New Zealand International Ltd., 0.229%, 06/15/13 (e)	20,000
15,000	ASB Finance Ltd., 0.240%, 11/04/13 (e)	14,984
	Aspen Funding Corp.,
10,000	0.250%, 08/12/13 (e)	9,995
40,000	0.300%, 07/08/13 (e)	39,988
	Atlantis One Funding Corp.,
48,100	0.210%, 06/19/13 (e)	48,095
13,000	0.210%, 06/25/13 (e)	12,998
250,000	Australia & New Zealand Banking Group Ltd., 0.314%, 06/02/13 (e)	250,000
100,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.220%, 07/22/13	99,969
	Banque et Caisse d’Epargne de L’Etat,
10,000	0.250%, 11/21/13	9,988
65,000	0.260%, 10/24/13	64,932
	Barclays Bank plc,
25,000	0.340%, 06/17/13 (e)	24,996
15,000	0.340%, 06/20/13 (e)	14,998
98,000	Barclays U.S. Funding Corp., 0.210%, 08/01/13	97,965
30,000	Bedford Row Funding Corp., 0.301%, 01/13/14 (e)	29,943
127,000	BNP Paribas Finance, Inc., 0.300%, 09/05/13	126,898
98,000	BPCE S.A., 0.250%, 06/06/13 (e)	97,997
250,000	Caisse d’Amortissement de la Dette Sociale, 0.310%, 11/04/13 (e)	249,664
	Caisse des Depots et Consignations,
100,000	0.230%, 07/24/13 (e)	99,966
50,000	0.285%, 08/28/13 (e)	49,965
10,000	Cancara Asset Securitisation LLC, 0.170%, 06/24/13 (e)	9,999
	Commonwealth Bank of Australia,
31,000	0.245%, 10/02/13 (e)	30,974

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
28,200	0.248%, 06/03/13 (e)	28,200
24,000	0.248%, 06/05/13 (e)	24,000
15,000	0.248%, 06/07/13 (e)	15,000
70,000	0.283%, 08/23/13 (e)	70,000
34,000	0.285%, 06/03/13 (e)	34,000
78,000	0.286%, 07/29/13 (e)	78,000
115,000	Credit Agricole North America, Inc., 0.232%, 06/28/13	114,980
60,000	Credit Suisse, 0.230%, 09/25/13	59,956
	DBS Bank Ltd.,
25,000	0.240%, 11/25/13 (e)	24,971
10,000	0.250%, 08/26/13 (e)	9,994
10,000	0.250%, 09/12/13 (e)	9,993
5,000	0.260%, 10/04/13 (e)	4,995
	DNB Bank ASA,
33,000	0.230%, 06/06/13 (e)	32,999
15,000	0.240%, 11/18/13 (e)	14,983
25,000	Electricite de France S.A., 0.250%, 06/05/13 (e)	24,999
32,000	Erste Abwicklungsanstalt, 0.502%, 06/11/13 (e)	31,996
	General Electric Capital Corp.,
20,000	0.240%, 11/13/13	19,978
31,000	0.240%, 11/18/13	30,965
31,000	0.250%, 09/24/13	30,975
25,000	Govco LLC, 0.170%, 06/25/13 (e)	24,997
33,000	HSBC Bank plc, 0.315%, 08/15/13 (e)	33,000
	ING U.S. Funding LLC,
36,000	0.240%, 09/13/13	35,975
20,000	0.260%, 08/30/13	19,987
100,000	0.270%, 08/15/13	99,944
27,000	0.280%, 06/12/13	26,997
	Kells Funding LLC,
50,000	0.240%, 10/23/13	49,952
30,000	0.249%, 06/17/13 (e)	30,000
15,000	0.250%, 09/04/13	14,990
7,000	0.250%, 09/05/13	6,996
10,000	0.280%, 07/22/13	9,996
35,000	0.300%, 07/08/13	34,989
33,000	0.300%, 07/18/13	32,987
15,000	0.348%, 06/03/13 (e)	15,000
67,000	0.507%, 06/21/13	66,981
100,000	LMA Americas LLC, 0.230%, 07/09/13 (e)	99,976
	Macquarie Bank Ltd.,
66,750	0.240%, 06/24/13 (e)	66,740
11,000	0.250%, 07/11/13 (e)	10,997
27,500	0.255%, 08/01/13 (e)	27,488
13,500	0.255%, 08/12/13 (e)	13,493
70,000	0.256%, 08/21/13 (e)	69,960
50,000	0.260%, 08/26/13 (e)	49,969
4,750	Matchpoint Master Trust, 0.290%, 06/14/13 (e)	4,750
	MetLife Short Term Funding LLC,
15,000	0.200%, 07/25/13 (e)	14,995
30,000	0.270%, 10/15/13 (e)	29,969
100,000	0.270%, 10/21/13 (e)	99,894
15,000	Mont Blanc Capital Corp., 0.290%, 07/05/13 (e)	14,996
18,000	Nederlandse Waterschapsbank N.V., 0.210%, 07/09/13 (e)	17,996
19,000	Nordea Bank AB, 0.235%, 11/22/13 (e)	18,978
	Nordea North America, Inc.,
27,000	0.270%, 07/17/13	26,991
40,000	0.310%, 06/03/13	39,999
13,000	Northern Pines Funding LLC, 0.310%, 08/05/13 (e)	12,993
	NRW Bank,
108,000	0.200%, 06/03/13 (e)	107,999
150,000	0.200%, 07/25/13 (e)	149,955
30,000	Old Line Funding LLC, 0.300%, 06/20/13 (e)	29,995
	Oversea-Chinese Banking Corp., Ltd.,
10,000	0.220%, 06/26/13	9,998
25,000	0.220%, 06/27/13	24,996
15,000	Private Export Funding Corp., 0.240%, 09/05/13 (e)	14,990
100,000	Queensland Treasury Corp., 0.210%, 09/27/13	99,931
	Rabobank USA Financial Corp.,
12,000	0.290%, 07/08/13	11,996
42,000	0.311%, 11/01/13	41,945
11,500	Royal Park Investments Funding Corp., 0.300%, 07/16/13 (e)	11,496
	Scaldis Capital LLC,
25,000	0.180%, 06/20/13 (e)	24,997
25,000	0.240%, 07/25/13 (e)	24,991
50,000	0.250%, 07/18/13 (e)	49,984
25,000	Sheffield Receivables Corp., 0.230%, 07/19/13 (e)	24,992
40,000	Skandinaviska Enskilda Banken AB, 0.210%, 08/08/13 (e)	39,984
	Societe Generale North America, Inc.,
20,000	0.245%, 06/04/13	20,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
27,000	0.245%, 06/12/13	26,998
	Sumitomo Mitsui Banking Corp.,
28,000	0.265%, 08/05/13 (e)	27,987
26,000	0.270%, 08/01/13 (e)	25,988
28,000	0.270%, 08/26/13 (e)	27,982
40,000	0.270%, 09/06/13 (e)	39,971
	Svenska Handelsbanken, Inc.,
40,000	0.250%, 09/23/13 (e)	39,968
25,000	0.250%, 10/07/13 (e)	24,978
117,000	Swedbank AB, 0.210%, 06/06/13	116,997
25,000	Toronto-Dominion Holdings USA, Inc., 0.250%, 10/04/13 (e)	24,978
	UBS Finance Delaware LLC,
110,000	0.190%, 08/30/13	109,948
65,000	0.210%, 08/16/13	64,971
	Versailles Commercial Paper LLC,
34,000	0.250%, 06/12/13 (e)	33,998
22,000	0.250%, 07/22/13 (e)	21,992
	Westpac Banking Corp.,
65,000	0.248%, 06/04/13 (e)	65,000
22,000	0.248%, 06/07/13 (e)	22,000
19,000	0.273%, 06/30/13 (e)	19,000
19,000	0.273%, 06/30/13 (e)	19,000
39,000	0.285%, 08/10/13 (e)	39,000
25,000	0.286%, 07/29/13 (e)	25,000
50,000	0.286%, 07/30/13 (e)	50,000

	Total Commercial Paper (Cost $4,860,023)	4,860,023

Corporate Notes — 3.2%
Financials — 3.2%
	Commercial Banks — 2.6%
200,000	Bank of America N.A., 0.200%, 06/18/13	200,000
36,000	Credit Suisse, VAR, 0.263%, 06/07/13	36,000
83,000	ING Bank N.V., VAR, 0.244%, 06/28/13 (e)	83,000
46,000	Svenska Handelsbanken AB, VAR, 0.283%, 06/22/13 (e)	46,000

		365,000

	Insurance — 0.6%
	Metropolitan Life Global Funding I
35,000	VAR, 0.479%, 07/07/13 (e)	35,000
47,000	VAR, 0.480%, 06/10/13 (e)	47,000

		82,000

	Total Corporate Notes (Cost $447,000)	447,000

Foreign Government Securities — 0.0%
5,000	Export Development Canada, VAR, 0.110%, 06/03/13 (e) (Cost $4,998)	4,998

Repurchase Agreements — 5.0%
10,000	BNP Paribas Securities Corp., 0.280%, dated 05/31/13, due 06/20/13, repurchase price $10,002, collateralized by Corporate Notes and Bonds, 0.000% - 9.875%, due 03/28/14 - 06/01/41, with a value of $10,500. (i)	10,000
30,000	BNP Paribas Securities Corp., 0.290%, dated 05/31/13, due 07/02/13, repurchase price $30,008, collateralized by Corporate Notes and Bonds, 0.450% - 9.875%, due 05/16/14 - 07/24/42, with a value of $31,500. (i)	30,000
110,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/20/13, repurchase price $110,168, collateralized by Corporate Notes and Bonds, 0.363% - 15.363%, due 11/27/21 - 08/27/47, with a value of $115,500. (i)	110,000
50,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/23/13, repurchase price $50,079, collateralized by Corporate Notes and Bonds, 0.418% - 6.250%, due 09/16/19 - 07/25/57, with a value of $52,500. (i)	50,000
16,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 07/15/13, repurchase price $16,014, collateralized by Corporate Notes and Bonds, 0.000% - 7.330%, due 10/25/22 - 07/25/57, with a value of $16,803. (i)	16,000
35,000	Credit Suisse First Boston USA, Inc., 0.680%, dated 05/31/13, due 08/13/13, repurchase price $35,049, collateralized by Corporate Notes and Bonds, 0.743% - 10.333%, due 10/25/22 - 02/28/41, with a value of $36,750. (i)	35,000
148,000	Deutsche Bank Securities Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $148,001, collateralized by Federal National Mortgage Association, 4.000% - 32.034%, due 05/25/31 - 02/25/43, and U.S. Treasury Securities, 1.375%, due 05/31/20, with a value of $151,927.	148,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/13, due 08/19/13, repurchase price $32,525, collateralized by Corporate Notes and Bonds, 0.000% - 11.125%, due 11/12/14 - 06/25/50, and Municipal Debt Securities, 0.000%, due 01/01/22, with a value of $34,125. (i)	32,500
32,500	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/13, due 08/04/13, repurchase price $32,520, collateralized by Corporate Notes and Bonds, 0.000% - 11.125%, due 08/01/16 - 08/12/48, with a value of $34,125. (i)	32,500
82,000	Merrill Lynch PFS, Inc., 0.580%, dated 05/31/13, due 06/03/13, repurchase price $82,004, collateralized by Corporate Notes and Bonds, 0.000% - 11.125%, due 08/21/13 - 07/02/56, with a value of $86,100.	82,000
30,000	Merrill Lynch PFS, Inc., 0.730%, dated 05/31/13, due 07/05/13, repurchase price $30,021, collateralized by Corporate Notes and Bonds, 0.000% - 5.118%, due 09/27/15 - 11/25/51, with a value of $31,505. (i)	30,000
44,000	RBS Securities, Inc., 0.380%, dated 05/31/13, due 06/03/13, repurchase price $44,001, collateralized by Government National Mortgage Association, 3.000% - 3.500%, due 07/20/42 - 10/20/42, with a value of $44,882.	44,000
50,000	Royal Bank of Scotland, 0.930%, dated 05/31/13, due 07/04/13, repurchase price $50,044, collateralized by Corporate Notes and Bonds, 0.423% - 4.539%, due 08/01/16 - 11/25/36, with a value of $53,502. (i)	50,000
30,000	Royal Bank of Scotland, 0.930%, dated 05/31/13, due 07/04/13, repurchase price $30,026, collateralized by Corporate Notes and Bonds, 0.000% - 1.170%, due 12/17/43 - 09/25/47, with a value of $32,101. (i)	30,000

	Total Repurchase Agreements (Cost $700,000)	700,000

Time Deposits — 19.6%
128,000	Citibank N.A., 0.140%, 06/05/13	128,000
400,000	Credit Agricole S.A., 0.120%, 06/03/13	400,000
450,000	Credit Industriel et Commercial, 0.130%, 06/03/13	450,000
	ING Bank N.V.,
300,000	0.120%, 06/03/13	300,000
65,000	0.150%, 06/06/13	65,000
450,000	Landesbank Hessen-Thueringen Girozentrale, 0.130%, 06/03/13	450,000
125,000	Lloyds TSB Bank plc, 0.090%, 06/03/13	125,000
350,000	Natixis, 0.130%, 06/03/13	350,000
359,946	Skandinaviska Enskilda Banken AB, 0.090%, 06/03/13	359,946
120,000	Societe Generale S.A., 0.245%, 06/03/13	120,000

	Total Time Deposits (Cost $2,747,946)	2,747,946

U.S. Government Agency Securities — 1.7%
27,200	Federal Home Loan Bank, VAR, 0.195%, 08/04/13	27,197
157,000	Federal Home Loan Mortgage Corp., VAR, 0.300%, 06/03/13	156,991
	Federal National Mortgage Association,
25,000	VAR, 0.158%, 06/03/13	24,997
33,200	VAR, 0.179%, 06/11/13	33,191

	Total U.S. Government Agency Securities (Cost $242,376)	242,376

U.S. Treasury Obligations — 5.3%
	U.S. Treasury Notes — 5.3%
38,000	0.125%, 08/31/13	37,994
100,900	0.125%, 09/30/13	100,875
75,700	0.250%, 10/31/13	75,711
55,000	0.250%, 11/30/13	55,008
5,000	0.375%, 07/31/13	5,002
16,000	0.750%, 09/15/13	16,026
39,000	1.000%, 07/15/13	39,038
12,000	1.125%, 06/15/13	12,004
26,000	1.250%, 03/15/14	26,216
69,000	1.250%, 04/15/14	69,650
125,000	1.875%, 02/28/14	126,567
75,800	2.000%, 11/30/13	76,476
21,000	2.750%, 10/31/13	21,222
16,300	3.125%, 09/30/13	16,457
32,000	3.375%, 06/30/13	32,079
33,000	4.250%, 08/15/13	33,275

	Total U.S. Treasury Obligations (Cost $743,600)	743,600

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Note — 0.6%
	New York — 0.6%
77,815	New York City Housing Development Corp., 0.170%, 06/07/13 (Cost $77,815)	77,815

	Total Investments — 102.4% (Cost $14,359,220 )*	14,359,220
	Liabilities in Excess of Other Assets — (2.4)%	(340,729)

	NET ASSETS — 100.0%	$14,018,491

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,359,220	$—	$14,359,220

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 100.1% (t)
	Arizona — 2.5%
	Other Revenue — 1.3%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,158

	Utility — 1.2%
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	1,151

	Total Arizona	2,309

	California — 1.3%
	Water & Sewer — 1.3%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,225

	Indiana — 1.2%
	Other Revenue — 1.2%
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,155

	Michigan — 89.9%
	Certificate of Participation/Lease — 1.8%
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., AGC, 5.250%, 10/15/20	1,721

	Education — 3.0%
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/14 (p)	1,748
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,018

		2,766

	General Obligation — 33.5%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,418
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,787
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,137
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,506
2,060	GO, AGM, Zero Coupon, 06/01/18	1,742
1,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,119
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,086
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,555
	Healthsource Saginaw, Inc.,
1,000	GO, 5.000%, 05/01/22	1,179
1,515	GO, NATL-RE, 5.000%, 05/01/15 (p)	1,647
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,468
1,345	Jackson Public Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/14 (p)	1,403
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14 (m)	4,973
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,377
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,299
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,989
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/21 (p)	2,104
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,622

		31,411

	Hospital — 6.7%
785	Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.000%, 01/01/33 (w)	863
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,120
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Rev., 2.000%, 05/30/18	1,552
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,170
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,588

		6,293

	Housing — 2.6%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
455	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	479
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,946

		2,425

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 18.0%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,191
	Lansing Board of Water & Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,145
1,000	Series A, Rev., 5.500%, 07/01/41	1,149
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,177
	Michigan Finance Authority, Unemployment Obligation Assessment,
1,000	Series A, Rev., 5.000%, 01/01/19	1,201
1,000	Series B, Rev., 5.000%, 07/01/21	1,175
1,500	Series B, Rev., 5.000%, 07/01/22	1,689
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,090
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,513
2,920	Michigan University, Rev., 5.000%, 04/01/17	3,388
	Saginaw Valley State University,
500	Series A, Rev., 5.000%, 07/01/21 (w)	591
500	Series A, Rev., 5.000%, 07/01/23 (w)	591

		16,900

	Special Tax — 6.6%
	Michigan State Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,723
2,000	Rev., AGM, 5.250%, 05/15/21	2,423

		6,146

	Transportation — 1.3%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,238

	Utility — 1.6%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,511

	Water & Sewer — 14.8%
1,500	City of Detroit, Sewer Disposal System, Capital Appreciation, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	1,499
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,233
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,014
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	6,063
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,116

		13,925

	Total Michigan	84,336

	New York — 1.8%
	Industrial Development Revenue/Pollution Control Revenue — 1.8%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,683

	Texas — 1.7%
	Water & Sewer — 1.7%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,632

	Washington — 1.7%
	Water & Sewer — 1.7%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,648

	Total Municipal Bonds (Cost $87,804)	93,988

Weekly Demand Note — 1.1%
	Michigan — 1.1%
1,000	University of Michigan, Series E, Rev., 0.320%, 06/07/13 (Cost $1,000)	1,000

	Total Investments — 101.2% (Cost $88,804)	94,988
	Liabilities in Excess of Other Assets — (1.2)%	(1,138)

	NET ASSETS — 100.0%	$93,850

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COLL	—	Collateral
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,301
Aggregate gross unrealized depreciation	(117)

Net unrealized appreciation/depreciation	$6,184

Federal income tax cost of investments	$88,804

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”)(amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$94,988	$—	$94,988

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 17.2%
	Michigan — 16.1%
11,180	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.180%, 06/03/13	11,180
	Michigan State Housing Development Authority, Rental Housing,
4,175	Series A, Rev., VRDO, AMT, AGM, LIQ: Fortis Bank S.A., 0.310%, 06/03/13	4,175
2,130	Series C, Rev., VRDO, AMT, AGM, LIQ: Fortis Bank S.A., 0.310%, 06/03/13	2,130
4,075	University of Michigan, General, Series B, Rev., VRDO, 0.050%, 06/03/13	4,075

		21,560

	Tennessee — 1.1%
1,445	Montgomery County Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/03/13	1,445

	Total Daily Demand Notes (Cost $23,005)	23,005

Municipal Bonds — 8.8%
	Michigan — 8.8%
5,000	Michigan Finance Authority, State Aid Notes, Series B-1, Rev., 2.000%, 08/20/13	5,017
6,805	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.270%, 06/13/13 (e)	6,805

	Total Municipal Bonds (Cost $11,822)	11,822

Weekly Demand Notes — 73.9%
	Massachusetts — 1.0%
1,275	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.140%, 06/07/13	1,275

	Michigan — 61.5%
1,275	Austin Trust, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.190%, 06/07/13 (e) (m)	1,275
1,000	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SLBF, LIQ: Bank of America N.A., 0.170%, 06/07/13 (e)	1,000
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/07/13	1,000
	Detroit City School District,
2,200	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.190%, 06/07/13 (e)	2,200
3,685	Series ROCS-RR-II-R-11784, GO, VRDO, FSA, Q-SBLF, LIQ: Citibank N.A., 0.270%, 06/07/13 (e)	3,685
1,405	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/07/13	1,405
2,825	Kent Hospital Finance Authority, Spectrum Health System, Series B, Rev., VRDO, 0.130%, 06/07/13	2,825
1,455	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/07/13	1,455
	Michigan Higher Education Facilities Authority, Law School Project,
3,000	Rev., VRDO, LOC: Comerica Bank, 0.130%, 06/07/13	3,000
1,990	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/07/13	1,990
4,900	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/07/13 (e)	4,900
6,100	Michigan State Hospital Finance Authority, Ascension Health Senior Credit, Series F-8, Rev., VRDO, 0.210%, 06/07/13 (i)	6,100
410	Michigan State Housing Development Authority, Series A, VRDO, AMT, 0.140%, 06/07/13	410
1,275	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.130%, 06/07/13	1,275
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods, VRDO, LOC: Citibank N.A., 0.150%, 06/07/13	1,285
4,090	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	4,090

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/07/13	300
950	Michigan State Housing Development Authority, Non AMT, Non ACE, Series D, Rev., VRDO, LOC: FNMA, 0.130%, 06/07/13	950
	Michigan State Housing Development Authority, Single Family Housing,
4,445	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.140%, 06/07/13	4,445
600	Series D, Rev., VRDO, AMT, 0.140%, 06/07/13	600
	Michigan State Housing Development Authority, Single Family Mortgage,
2,000	Series E, Rev., VRDO, AMT, 0.130%, 06/07/13	2,000
7,000	Series F, Rev., VRDO, AMT, FHA/VA GTD, 0.140%, 06/07/13	7,000
715	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.330%, 06/07/13	715
1,200	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/07/13	1,200
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 06/07/13	1,000
870	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 06/07/13	870
895	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/07/13	895
1,555	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 06/07/13	1,555
2,100	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/07/13	2,100
500	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/07/13	500
4,380	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/07/13	4,380
1,520	Oakland County Economic Development Corp., A&M Label Project, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 06/07/13	1,520
2,170	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/07/13	2,170
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.170%, 06/07/13	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.170%, 06/07/13	5,950
2,000	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.170%, 06/07/13	2,000

		82,465

	Puerto Rico — 11.4%
6,000	Commonwealth of Puerto Rico, Public Improvement, Series C-5-2, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.120%, 06/07/13	6,000
9,320	Puerto Rico Electric Power Authority, Trust Receipts, Class A, Rev., VRDO, AGM, LIQ: Societe Generale, LOC: Societe Generale, 0.280%, 06/07/13	9,320

		15,320

	Total Weekly Demand Notes (Cost $99,060 )	99,060

	Total Investments — 99.9% (Cost $133,887)*	133,887
	Other Assets in Excess of Liabilities — 0.1%	104

	NET ASSETS — 100.0%	$133,991

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
GTD	—	Guaranteed
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$133,887	$—	$133,887

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.3%
	ABFC Trust,
1,592	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,612
1,733	Series 2005-WF1, Class A2C, VAR, 0.503%, 12/25/34	1,692
823	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.373%, 04/25/36	799
	Bayview Opportunity Master Fund IIa Trust,
1,403	Series 2012-4NPL, Class A, VAR, 3.475%, 07/28/32 (e)	1,417
5,494	Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e) (i)	5,494
275	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.563%, 04/25/36	258
2,253	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,245
	Chase Funding Trust,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,231
1,243	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,307
1,101	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,110
1,589	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.383%, 02/25/46 (e) (i)	1,480
	Citigroup Mortgage Loan Trust, Inc.,
212	Series 2003-HE3, Class A, VAR, 0.573%, 12/25/33	194
1,296	Series 2004-HE1, Class A, VAR, 0.523%, 09/25/33 (e)	1,218
2,896	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	2,889
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	763
282	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	304
83	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.293%, 12/25/36	82
	Freedom Trust,
164	Series 2011-1, Class A13, VAR, 0.373%, 11/30/37 (e) (i)	164
1,799	Series 2011-2, Class A11, VAR, 3.549%, 08/01/46 (e)	1,855
9,856	Series 2012-3, Class A22, VAR, 2.211%, 09/25/41 (e) (i)	10,035
	HLSS Servicer Advance Receivables Backed Notes,
4,635	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	4,645
4,464	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	4,549
2,204	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	2,210
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,718
3,857	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	3,860
3,291	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	3,314
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	512
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	457
1,329	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,329
274	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.393%, 03/25/36	226
333	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.468%, 01/20/35	329
	HSBC Home Equity Loan Trust USA,
445	Series 2006-1, Class A1, VAR, 0.358%, 01/20/36	436
318	Series 2006-2, Class A1, VAR, 0.348%, 03/20/36	315
484	Series 2007-1, Class AS, VAR, 0.398%, 03/20/36	475
1,288	Series 2007-3, Class APT, VAR, 1.398%, 11/20/36	1,286
	KGS-Alpha Capital Markets LP,
19,974	Series 2012-3, 1.151%, 09/25/26	643
47,047	Series 2012-4, VAR, 0.885%, 09/25/37	2,558
1,935	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.543%, 07/25/34 (e)	1,915
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.943%, 02/25/34	2,069
470	Series 2006-WL2, Class 2A3, VAR, 0.393%, 01/25/36	442
	Madison Avenue Manufactured Housing Contract,
158,224	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,791
1,681	Series 2002-A, Class M2, VAR, 2.443%, 03/25/32	1,689

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
2,893	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,883
	Mid-State Capital Trust,
1,546	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,594
2,383	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,477
	Nationstar Agency Advance Funding Trust,
2,056	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,059
701	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	703
727	Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	731
783	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	783
998	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.548%, 12/07/20	1,001
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.069%, 11/25/33	714
437	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	446
5,100	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	5,100
2,330	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.131%, 10/25/34	2,277
	PennyMac Loan Trust,
247	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	246
2,907	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	2,890
	RAMP Trust,
131	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	131
154	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	156
2,493	Series 2004-RS11, Class M1, VAR, 0.813%, 11/25/34	2,437
1,200	Series 2005-EFC5, Class A3, VAR, 0.533%, 10/25/35	1,175
4,000	Series 2006-RZ1, Class A3, VAR, 0.493%, 03/25/36	3,752
585	RASC Trust, Series 2005-KS9, Class A3, VAR, 0.563%, 10/25/35	576
	Real Estate Asset Trust,
57	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	57
1,236	Series 2012-3A, Class A1, VAR, 2.734%, 11/25/42 (e) (i)	1,236
1,000	Series 2012-3A, Class A2, VAR, 5.926%, 11/25/42 (e) (i)	1,000
2,810	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	2,810
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,000
496	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	287
1,921	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,922
	Resort Finance Timeshare Receivables Trust,
3,373	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	3,373
3,273	Series 2012-2, 5.750%, 09/05/18 (i)	3,273
	RMAT,
2,926	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	3,067
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	1,048
188	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	185
834	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	848
115	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.933%, 01/25/36	78
6,600	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e) (i)	6,629
	Stanwich Mortgage Loan Co. LLC,
7,449	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	7,463
12,057	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	12,076
	Stanwich Mortgage Loan Trust,
5,612	Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	5,616
1,595	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,595
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.559%, 02/25/15	5,000
410	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.463%, 06/25/35	409
579	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	622

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		Structured Asset Securities Corp. Pass-Through Certificates,
534		Series 2002-AL1, Class A2, 3.450%, 02/25/32	534
1,681		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,666
		VOLT LLC,
4,997		Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e) (i)	4,997
602		Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	608
575		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	578
		Westgate Resorts LLC,
3,623		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,670
3,053		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	3,074

		Total Asset-Backed Securities (Cost $178,320)	180,769

Collateralized Mortgage Obligations — 54.3%
		Agency CMO — 39.8%
		Federal Home Loan Mortgage Corp. Reference REMICS,
221		Series R004, Class VG, 6.000%, 08/15/21	221
7,640		Series R006, Class ZA, 6.000%, 04/15/36	8,465
6,538		Series R007, Class ZA, 6.000%, 05/15/36	7,157
		Federal Home Loan Mortgage Corp. REMICS,
15		Series 11, Class D, 9.500%, 07/15/19	15
11		Series 22, Class C, 9.500%, 04/15/20	12
16		Series 23, Class F, 9.600%, 04/15/20	17
9		Series 30, Class D, 9.500%, 02/15/20	9
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
5		Series 47, Class F, 10.000%, 06/15/20	5
50		Series 77, Class H, 8.500%, 09/15/20	54
2		Series 81, Class A, 8.125%, 11/15/20	2
5		Series 84, Class F, 9.200%, 10/15/20	6
4		Series 99, Class Z, 9.500%, 01/15/21	5
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF , 1,838.732%, 05/15/23	5
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
4		Series 1065, Class J, 9.000%, 04/15/21	4
6		Series 1079, Class S, HB, IF , 33.150%, 05/15/21	11
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
3		Series 1084, Class F, VAR, 1.200%, 05/15/21	3
2		Series 1084, Class S, HB, IF , 44.100%, 05/15/21	4
5		Series 1133, Class H, 7.000%, 09/15/21	6
15		Series 1144, Class KB, 8.500%, 09/15/21	18
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF , 1,169.001%, 01/15/22	4
33		Series 1343, Class LA, 8.000%, 08/15/22	39
16		Series 1343, Class LB, 7.500%, 08/15/22	19
57		Series 1374, Class Z, 7.000%, 10/15/22	65
16		Series 1395, Class G, 6.000%, 10/15/22	18
145		Series 1401, Class J, 7.000%, 10/15/22	161
198		Series 1466, Class PZ, 7.500%, 02/15/23	227
5		Series 1470, Class F, VAR, 1.967%, 02/15/23	6
6		Series 1505, Class QB, HB, IF , 20.183%, 05/15/23	10
58		Series 1518, Class G, IF, 8.859%, 05/15/23	68
44		Series 1526, Class L, 6.500%, 06/15/23	45
–	(h)	Series 1540, Class IA, 7.000%, 06/15/13	—	(h)
64		Series 1541, Class O, VAR, 1.000%, 07/15/23	66
600		Series 1552, Class IA, IF, 18.243%, 08/15/23	833
16		Series 1570, Class F, VAR, 2.467%, 08/15/23	16
40		Series 1570, Class SA, HB, IF , 23.004%, 08/15/23	63
162		Series 1578, Class K, 6.900%, 09/15/23	184
18		Series 1578, Class V, IO, 7.000%, 09/15/23	3
366		Series 1591, Class PV, 6.250%, 10/15/23	406
8		Series 1596, Class D, 6.500%, 10/15/13	8
15		Series 1602, Class SA, HB, IF , 21.937%, 10/15/23	24
64		Series 1609, Class LG, IF, 16.792%, 11/15/23	73

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
469	Series 1628, Class LZ, 6.500%, 12/15/23	522
437	Series 1638, Class H, 6.500%, 12/15/23	492
481	Series 1644, Class K, 6.750%, 12/15/23	536
549	Series 1658, Class GZ, 7.000%, 01/15/24	633
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	7
241	Series 1677, Class Z, 7.500%, 07/15/23	278
10	Series 1686, Class SH, IF, 18.675%, 02/15/24	15
4	Series 1688, Class W, 7.250%, 03/15/14	4
211	Series 1695, Class EB, 7.000%, 03/15/24	241
28	Series 1699, Class FC, VAR, 0.850%, 03/15/24	28
46	Series 1745, Class D, 7.500%, 08/15/24	53
777	Series 1760, Class ZD, VAR, 1.230%, 02/15/24	822
87	Series 1798, Class F, 5.000%, 05/15/23	94
6	Series 1807, Class G, 9.000%, 10/15/20	6
744	Series 1813, Class I, PO, 11/15/23	653
2,875	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	413
160	Series 1829, Class ZB, 6.500%, 03/15/26	180
1	Series 1844, Class E, 6.500%, 10/15/13	1
280	Series 1863, Class Z, 6.500%, 07/15/26	313
6	Series 1865, Class D, PO, 02/15/24	5
86	Series 1899, Class ZE, 8.000%, 09/15/26	101
81	Series 1963, Class Z, 7.500%, 01/15/27	94
28	Series 1985, Class PR, IO, 8.000%, 07/15/27	4
36	Series 1987, Class PE, 7.500%, 09/15/27	42
330	Series 2033, Class J, 5.600%, 06/15/23	361
17	Series 2033, Class SN, HB, IF , 27.088%, 03/15/24	12
23	Series 2038, Class PN, IO, 7.000%, 03/15/28	3
199	Series 2040, Class PE, 7.500%, 03/15/28	232
22	Series 2042, Class T, 7.000%, 03/15/28	26
77	Series 2060, Class Z, 6.500%, 05/15/28	88
194	Series 2061, Class DC, IO, 6.500%, 06/15/28	39
16,495	Series 2065, Class PX, IO, 0.750%, 08/17/27	368
490	Series 2075, Class PH, 6.500%, 08/15/28	557
89	Series 2086, Class GB, 6.000%, 09/15/28	97
36	Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
36	Series 2102, Class TC, 6.000%, 12/15/13 (m)	37
25	Series 2102, Class TU, 6.000%, 12/15/13 (m)	25
344	Series 2110, Class PG, 6.000%, 01/15/29	382
401	Series 2111, Class SB, IF, IO, 7.301%, 01/15/29	89
24	Series 2115, Class PE, 6.000%, 01/15/14	25
126	Series 2125, Class JZ, 6.000%, 02/15/29	140
274	Series 2130, Class QS, 6.000%, 03/15/29	307
55	Series 2132, Class SB, HB, IF , 29.691%, 03/15/29	94
82	Series 2132, Class ZL, 6.500%, 03/15/29	87
1	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
12	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
31	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
66	Series 2178, Class PB, 7.000%, 08/15/29	76
103	Series 2201, Class C, 8.000%, 11/15/29	121
344	Series 2209, Class TC, 8.000%, 01/15/30	420
178	Series 2210, Class Z, 8.000%, 01/15/30	210
69	Series 2224, Class CB, 8.000%, 03/15/30	83
39	Series 2247, Class Z, 7.500%, 08/15/30	45
262	Series 2254, Class Z, 9.000%, 09/15/30	309
191	Series 2256, Class MC, 7.250%, 09/15/30	222
279	Series 2259, Class ZM, 7.000%, 10/15/30	325
322	Series 2271, Class PC, 7.250%, 12/15/30	376
212	Series 2283, Class K, 6.500%, 12/15/23	236
86	Series 2296, Class PD, 7.000%, 03/15/31	100
2	Series 2301, Class PA, 6.000%, 10/15/13	2
1,270	Series 2303, Class ZD, 7.000%, 04/15/31	1,491
677	Series 2303, Class ZN, 8.500%, 04/15/29	717
40	Series 2306, Class K, PO, 05/15/24	38
100	Series 2306, Class SE, IF, IO, 8.870%, 05/15/24	18
237	Series 2344, Class QG, 6.000%, 08/15/16	251
643	Series 2344, Class ZD, 6.500%, 08/15/31	700
79	Series 2344, Class ZJ, 6.500%, 08/15/31	89
46	Series 2345, Class NE, 6.500%, 08/15/31	48
129	Series 2347, Class VP, 6.500%, 03/15/20	129

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
96	Series 2353, Class TD, 6.000%, 09/15/16	102
100	Series 2355, Class BP, 6.000%, 09/15/16	105
78	Series 2358, Class PD, 6.000%, 09/15/16	83
173	Series 2359, Class PM, 6.000%, 09/15/16	183
263	Series 2359, Class ZB, 8.500%, 06/15/31	315
165	Series 2360, Class PG, 6.000%, 09/15/16	175
48	Series 2363, Class PF, 6.000%, 09/15/16	50
90	Series 2366, Class MD, 6.000%, 10/15/16	95
1,139	Series 2367, Class ZK, 6.000%, 10/15/31	1,282
27	Series 2368, Class AS, HB, IF , 20.412%, 10/15/31	43
61	Series 2368, Class TG, 6.000%, 10/15/16	65
50	Series 2372, Class F, VAR, 0.699%, 10/15/31	50
55	Series 2383, Class FD, VAR, 0.699%, 11/15/31	55
88	Series 2388, Class UZ, 8.500%, 06/15/31	104
408	Series 2391, Class QR, 5.500%, 12/15/16	430
44	Series 2394, Class MC, 6.000%, 12/15/16	46
882	Series 2399, Class TH, 6.500%, 01/15/32	962
170	Series 2410, Class OE, 6.375%, 02/15/32	186
176	Series 2410, Class QS, IF, 18.982%, 02/15/32	221
118	Series 2410, Class QX, IF, IO, 8.451%, 02/15/32	30
171	Series 2423, Class MC, 7.000%, 03/15/32	199
221	Series 2423, Class MT, 7.000%, 03/15/32	245
122	Series 2425, Class OB, 6.000%, 03/15/17	130
2,542	Series 2431, Class F, VAR, 0.699%, 03/15/32	2,561
401	Series 2433, Class SA, HB, IF , 20.412%, 02/15/32	615
249	Series 2434, Class TC, 7.000%, 04/15/32	283
413	Series 2436, Class MC, 7.000%, 04/15/32	471
147	Series 2444, Class ES, IF, IO, 7.751%, 03/15/32	34
157	Series 2450, Class GZ, 7.000%, 05/15/32	183
166	Series 2450, Class SW, IF, IO, 7.801%, 03/15/32	39
197	Series 2458, Class QE, 5.500%, 06/15/17	207
374	Series 2462, Class NB, 6.500%, 06/15/22	414
690	Series 2464, Class FE, VAR, 1.199%, 03/15/32	706
49	Series 2470, Class SL, IF, 9.000%, 01/15/27	51
127	Series 2474, Class SJ, IF, IO, 7.451%, 07/15/17	9
2,032	Series 2494, Class SX, IF, IO, 6.801%, 02/15/32	367
627	Series 2513, Class ZC, 5.500%, 10/15/32	698
7	Series 2515, Class DE, 4.000%, 03/15/32	7
648	Series 2517, Class Z, 5.500%, 10/15/32	720
400	Series 2533, Class HB, 5.500%, 12/15/17	429
198	Series 2535, Class BK, 5.500%, 12/15/22	219
488	Series 2549, Class ZG, 5.000%, 01/15/18	503
4,746	Series 2552, Class FP, VAR, 1.199%, 01/15/33	4,829
2,021	Series 2557, Class HL, 5.300%, 01/15/33	2,209
6,033	Series 2568, Class KG, 5.500%, 02/15/23	6,611
101	Series 2571, Class SK, HB, IF , 33.641%, 09/15/23	185
609	Series 2574, Class HP, 5.000%, 02/15/18	650
651	Series 2586, Class WI, IO, 6.500%, 03/15/33	139
704	Series 2591, Class QO, 4.500%, 03/15/18	742
4	Series 2597, Class DS, IF, IO, 7.351%, 02/15/33	—	(h)
2	Series 2599, Class DS, IF, IO, 6.801%, 02/15/33	—	(h)
2	Series 2610, Class DS, IF, IO, 6.901%, 03/15/33	—	(h)
2,160	Series 2610, Class DZ, 5.500%, 05/15/33	2,307
138	Series 2611, Class SQ, IF, 12.602%, 05/15/33	154
423	Series 2611, Class UH, 4.500%, 05/15/18	443

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,084	Series 2617, Class GR, 4.500%, 05/15/18	1,154
638	Series 2626, Class NS, IF, IO, 6.351%, 06/15/23	52
1,428	Series 2627, Class GY, 4.500%, 06/15/18	1,507
849	Series 2631, Class LC, 4.500%, 06/15/18	898
115	Series 2631, Class SA, IF, 14.485%, 06/15/33	132
519	Series 2637, Class SA, IF, IO, 5.901%, 06/15/18	47
92	Series 2640, Class UG, IO, 5.000%, 01/15/32	2
88	Series 2640, Class UP, IO, 5.000%, 01/15/32	1
1,250	Series 2641, Class WI, IO, 5.000%, 01/15/33	108
161	Series 2649, Class IG, IO, 5.000%, 11/15/31	2
621	Series 2650, Class PO, PO, 12/15/32	618
1,053	Series 2650, Class SO, PO, 12/15/32	1,051
210	Series 2671, Class S, IF, 14.393%, 09/15/33	240
465	Series 2672, Class ME, 5.000%, 11/15/22	483
3,521	Series 2675, Class CK, 4.000%, 09/15/18 (m)	3,709
6,199	Series 2677, Class LE, 4.500%, 09/15/18	6,657
4,519	Series 2684, Class PO, PO, 01/15/33	4,506
324	Series 2692, Class SC, IF, 12.888%, 07/15/33	366
117	Series 2694, Class BA, 4.000%, 06/15/31	124
671	Series 2702, Class PC, 5.000%, 01/15/23	702
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,224
1,382	Series 2715, Class OG, 5.000%, 01/15/23	1,429
1,791	Series 2716, Class UN, 4.500%, 12/15/23	1,955
940	Series 2720, Class PC, 5.000%, 12/15/23	1,003
3,221	Series 2722, Class PF, VAR, 0.799%, 12/15/33	3,237
400	Series 2725, Class SC, IF, 8.778%, 11/15/33	430
753	Series 2744, Class TU, 5.500%, 05/15/32	796
104	Series 2755, Class SA, IF, 13.802%, 05/15/30	110
258	Series 2756, Class NA, 5.000%, 02/15/24	279
682	Series 2764, Class OE, 4.500%, 03/15/19	732
1,973	Series 2780, Class BE, 4.500%, 04/15/19	2,084
151	Series 2780, Class JG, 4.500%, 04/15/19	155
1,392	Series 2780, Class YC, 5.000%, 04/15/19	1,482
472	Series 2802, Class ZY, 6.000%, 05/15/34	476
34	Series 2812, Class AB, 4.500%, 10/15/18	35
557	Series 2827, Class QE, 5.500%, 03/15/33	566
279	Series 2835, Class BO, PO, 12/15/28	277
272	Series 2835, Class QO, PO, 12/15/32	241
575	Series 2864, Class GB, 4.000%, 09/15/19	611
158	Series 2877, Class KO, PO, 03/15/19	157
359	Series 2921, Class MD, 5.000%, 06/15/33	363
733	Series 2922, Class JN, 4.500%, 02/15/20	759
626	Series 2930, Class AN, 4.500%, 06/15/19	637
1,634	Series 2934, Class EC, PO, 02/15/20	1,521
46	Series 2934, Class EN, PO, 02/15/18	46
1,699	Series 2934, Class HI, IO, 5.000%, 02/15/20	169
1,098	Series 2934, Class KI, IO, 5.000%, 02/15/20	104
411	Series 2945, Class SA, IF, 11.935%, 03/15/20	470
12,523	Series 2949, Class YZ, 5.500%, 03/15/35	13,762
472	Series 2967, Class JI, IO, 5.000%, 04/15/20	47
170	Series 2967, Class S, HB, IF , 32.729%, 04/15/25	278
327	Series 2971, Class GC, 5.000%, 07/15/18	333
814	Series 2979, Class BC, 5.000%, 04/15/20	882
94	Series 2989, Class PO, PO, 06/15/23	90
390	Series 2990, Class LK, VAR, 0.569%, 10/15/34	392
364	Series 2990, Class SL, HB, IF , 23.763%, 06/15/34	516
107	Series 2990, Class WP, IF, 16.514%, 06/15/35	130
1,281	Series 2994, Class FC, VAR, 0.599%, 02/15/33	1,279
71	Series 2996, Class FD, VAR, 0.449%, 06/15/35	71

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,239	Series 3013, Class AF, VAR, 0.449%, 05/15/35	2,241
308	Series 3022, Class SX, IF, 16.377%, 08/15/25	405
2,189	Series 3035, Class Z, 5.850%, 09/15/35	2,392
348	Series 3047, Class OB, 5.500%, 12/15/33	358
917	Series 3049, Class XF, VAR, 0.549%, 05/15/33	921
406	Series 3054, Class MI, IO, 5.500%, 05/15/34	20
966	Series 3068, Class QB, 4.500%, 06/15/20	1,004
811	Series 3077, Class TO, PO, 04/15/35	774
28	Series 3100, Class MA, VAR, 0.280%, 12/15/35	27
3,613	Series 3101, Class UZ, 6.000%, 01/15/36	4,043
583	Series 3117, Class EO, PO, 02/15/36	547
834	Series 3117, Class OG, PO, 02/15/36	766
584	Series 3117, Class OK, PO, 02/15/36	554
2,663	Series 3117, Class PL, 5.000%, 08/15/34	2,743
179	Series 3122, Class OH, PO, 03/15/36	170
11	Series 3122, Class ZB, 6.000%, 03/15/36	11
1,444	Series 3130, Class KZ, 5.500%, 12/15/34	1,590
114	Series 3134, Class PO, PO, 03/15/36	108
3,203	Series 3137, Class XP, 6.000%, 04/15/36	3,583
458	Series 3138, Class PO, PO, 04/15/36	434
1,354	Series 3143, Class BC, 5.500%, 02/15/36	1,495
1,977	Series 3147, Class PF, VAR, 0.499%, 04/15/36	1,980
77	Series 3149, Class SO, PO, 05/15/36	70
583	Series 3151, Class PD, 6.000%, 11/15/34	597
688	Series 3151, Class PO, PO, 05/15/36	660
874	Series 3152, Class MO, PO, 03/15/36	827
583	Series 3153, Class EO, PO, 05/15/36	558
3,874	Series 3156, Class AZ, 5.500%, 05/15/36	4,280
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,058
627	Series 3171, Class MO, PO, 06/15/36	569
565	Series 3174, Class PX, 5.000%, 06/15/17	593
586	Series 3179, Class OA, PO, 07/15/36	553
156	Series 3184, Class OA, PO, 02/15/33	155
627	Series 3194, Class SA, IF, IO, 6.901%, 07/15/36	98
853	Series 3195, Class PD, 6.500%, 07/15/36	957
806	Series 3200, Class PO, PO, 08/15/36	775
1,254	Series 3210, Class PO, PO, 05/15/36	1,232
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,141
851	Series 3219, Class DI, IO, 6.000%, 04/15/36	117
741	Series 3232, Class ST, IF, IO, 6.501%, 10/15/36	102
1,113	Series 3237, Class AO, PO, 11/15/36	1,019
790	Series 3253, Class PO, PO, 12/15/21	747
470	Series 3260, Class CS, IF, IO, 5.941%, 01/15/37	71
529	Series 3262, Class SG, IF, IO, 6.201%, 01/15/37	56
400	Series 3274, Class JO, PO, 02/15/37	378
437	Series 3274, Class MO, PO, 02/15/37	414
258	Series 3275, Class FL, VAR, 0.639%, 02/15/37	259
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,979
176	Series 3288, Class GS, IF, 0.860%, 03/15/37	172
1,551	Series 3290, Class SB, IF, IO, 6.251%, 03/15/37	271
369	Series 3305, Class MB, IF, 2.679%, 07/15/34	363
408	Series 3316, Class JO, PO, 05/15/37	373
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,729
3,613	Series 3342, Class VG, 6.000%, 11/15/23	3,691
2,164	Series 3344, Class FT, VAR, 0.549%, 07/15/34	2,169
275	Series 3371, Class FA, VAR, 0.799%, 09/15/37	277
738	Series 3373, Class TO, PO, 04/15/37	689
1,428	Series 3385, Class SN, IF, IO, 5.801%, 11/15/37	187
1,247	Series 3387, Class SA, IF, IO, 6.221%, 11/15/37	173
603	Series 3389, Class DQ, 5.750%, 10/15/35	633
583	Series 3393, Class JO, PO, 09/15/32	535
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,196
1,509	Series 3404, Class SC, IF, IO, 5.801%, 01/15/38	199
3,565	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	36
720	Series 3422, Class LI, IO, 5.000%, 02/15/23	61
1,002	Series 3451, Class SA, IF, IO, 5.851%, 05/15/38	139

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,091	Series 3461, Class LZ, 6.000%, 06/15/38	1,216
1,921	Series 3481, Class SJ, IF, IO, 5.651%, 08/15/38	274
1,400	Series 3505, Class SA, IF, IO, 5.801%, 01/15/39	177
1,008	Series 3511, Class IO, IO, 5.000%, 12/15/21	84
713	Series 3511, Class SA, IF, IO, 5.801%, 02/15/39	91
1,101	Series 3515, Class PI, IO, 5.500%, 07/15/37	87
2,185	Series 3531, Class SA, IF, IO, 6.101%, 05/15/39	312
2,602	Series 3537, Class MI, IO, 5.000%, 06/15/38	312
211	Series 3546, Class A, VAR, 2.719%, 02/15/39	215
948	Series 3549, Class FA, VAR, 1.399%, 07/15/39	964
1,281	Series 3564, Class JA, 4.000%, 01/15/18	1,347
2,259	Series 3572, Class JS, IF, IO, 6.601%, 09/15/39	357
883	Series 3604, Class PO, PO, 05/15/36	852
1,091	Series 3607, Class AO, PO, 04/15/36	1,015
1,091	Series 3607, Class BO, PO, 04/15/36	1,015
558	Series 3607, Class EO, PO, 02/15/33	556
1,711	Series 3607, Class PO, PO, 05/15/37	1,475
1,173	Series 3611, Class PO, PO, 07/15/34	1,105
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,842
1,046	Series 3621, Class BO, PO, 01/15/40	1,000
1,196	Series 3621, Class PO, PO, 01/15/40	1,129
1,408	Series 3623, Class LO, PO, 01/15/40	1,334
1,343	Series 3632, Class BS, IF, 16.836%, 02/15/40	1,866
2,655	Series 3653, Class HJ, 5.000%, 04/15/40	2,851
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,837
2,458	Series 3666, Class VA, 5.500%, 12/15/22	2,552
6,099	Series 3680, Class MA, 4.500%, 07/15/39	6,690
1,298	Series 3688, Class CU, VAR, 6.774%, 11/15/21	1,392
3,578	Series 3688, Class GT, VAR, 7.177%, 11/15/46	4,356
5,956	Series 3688, Class NI, IO, 5.000%, 04/15/32	781
8,616	Series 3704, Class CT, 7.000%, 12/15/36	10,318
5,435	Series 3704, Class DT, 7.500%, 11/15/36	6,273
4,515	Series 3704, Class ET, 7.500%, 12/15/36	5,495
14,877	Series 3710, Class FL, VAR, 0.699%, 05/15/36	15,057
6,910	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,141
2,625	Series 3720, Class A, 4.500%, 09/15/25	2,820
5,180	Series 3739, Class LI, IO, 4.000%, 03/15/34	332
3,992	Series 3740, Class SC, IF, IO, 5.801%, 10/15/40	1,011
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,590
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,608
5,223	Series 3759, Class HI, IO, 4.000%, 08/15/37	481
3,253	Series 3760, Class GI, IO, 4.000%, 10/15/37	312
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,737
3,904	Series 3795, Class EI, IO, 5.000%, 10/15/39	518
4,098	Series 3804, Class FN, VAR, 0.649%, 03/15/39	4,121
10,873	Series 3819, Class ZQ, 6.000%, 04/15/36	11,974
536	Series 3852, Class QN, IF, 5.500%, 05/15/41	562
864	Series 3852, Class TP, IF, 5.500%, 05/15/41	922
4,596	Series 3855, Class HJ, 3.000%, 02/15/26	4,731
2,210	Series 3860, Class PZ, 5.000%, 05/15/41	2,418
1,554	Series 3895, Class WA, VAR, 5.717%, 10/15/38	1,719
1,467	Series 3898, Class AF, VAR, 0.769%, 06/15/41	1,478
5,000	Series 3920, Class LP, 5.000%, 01/15/34	5,549
5,233	Series 3925, Class FL, VAR, 0.649%, 01/15/41	5,273
3,544	Series 3960, Class JF, VAR, 0.649%, 04/15/41	3,572
4,431	Series 3966, Class BF, VAR, 0.699%, 10/15/40	4,464
6,166	Series 3966, Class NA, 4.000%, 12/15/41	6,597
2,627	Series 3997, Class PF, VAR, 0.649%, 11/15/39	2,641
4,131	Series 3998, Class GF, VAR, 0.649%, 05/15/36	4,149
4,474	Series 4001, Class NF, VAR, 0.699%, 01/15/39	4,498

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,573	Series 4012, Class FN, VAR, 0.699%, 03/15/42	4,623
1,955	Series 4012, Class NF, VAR, 0.649%, 12/15/38	1,964
6,643	Series 4013, Class QF, VAR, 0.749%, 03/15/41	6,692
4,538	Series 4048, Class FB, VAR, 0.599%, 10/15/41	4,560
6,368	Series 4048, Class FJ, VAR, 0.598%, 07/15/37	6,354
2,871	Series 4073, Class MF, VAR, 0.649%, 08/15/39	2,890
7,749	Series 4077, Class FB, VAR, 0.699%, 07/15/42	7,826
4,798	Series 4087, Class FA, VAR, 0.649%, 05/15/39	4,823
4,868	Series 4095, Class FB, VAR, 0.599%, 04/15/39	4,887
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
9	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,833	Series 191, Class IO, IO, 8.000%, 01/01/28	257
1,039	Series 197, Class PO, PO, 04/01/28	973
1,564	Series 233, Class 11, IO, 5.000%, 09/15/35	191
895	Series 233, Class 12, IO, 5.000%, 09/15/35	109
2,114	Series 233, Class 13, IO, 5.000%, 09/15/35	261
3,800	Series 239, Class S30, IF, IO, 7.501%, 08/15/36	621
755	Series 243, Class 16, IO, 4.500%, 11/15/20	62
1,247	Series 243, Class 17, IO, 4.500%, 12/15/20	103
33,418	Series 262, Class 35, 3.500%, 07/15/42 (m)	33,888
14,535	Series 264, Class F1, VAR, 0.749%, 07/15/42	14,556
24,162	Series 267, Class F5, VAR, 0.699%, 08/15/42	24,526
4,871	Series 270, Class F1, VAR, 0.699%, 08/15/42	4,947
4,890	Series 274, Class F1, VAR, 0.699%, 08/15/42	4,959
6,106	Series 279, Class F6, VAR, 0.649%, 09/15/42	6,132
6,842	Series 281, Class F1, VAR, 0.699%, 10/15/42	6,920
1,982	Series 299, Class 300, 3.000%, 01/15/43	1,979
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
394	Series T-41, Class 3A, VAR, 6.621%, 07/25/32 (m)	474
1,426	Series T-42, Class A5, 7.500%, 02/25/42	1,691
87	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	101
100	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	122
2,299	Series T-54, Class 2A, 6.500%, 02/25/43	2,712
1,140	Series T-54, Class 3A, 7.000%, 02/25/43	1,359
2,078	Series T-56, Class A5, 5.231%, 05/25/43	2,291
211	Series T-58, Class APO, PO, 09/25/43	159
198	Series T-59, Class 1AP, PO, 10/25/43	150
2,892	Series T-62, Class 1A1, VAR, 1.373%, 10/25/44	2,831
5,626	Series T-76, Class 2A, VAR, 3.392%, 10/25/37	5,651
	Federal National Mortgage Association Grantor Trust,
37	Series 2001-T10, Class PO, PO, 12/25/41	35
722	Series 2001-T12, Class A2, 7.500%, 08/25/41	839
979	Series 2001-T7, Class A1, 7.500%, 02/25/41	1,103
317	Series 2002-T16, Class A2, 7.000%, 07/25/42	370
565	Series 2002-T19, Class A2, 7.000%, 07/25/42	679
360	Series 2002-T4, Class A2, 7.000%, 12/25/41	411
964	Series 2002-T4, Class A3, 7.500%, 12/25/41	1,107
819	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	941
615	Series 2004-T3, Class PT1, VAR, 8.713%, 01/25/44	755
	Federal National Mortgage Association REMIC Trust,
1,565	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,823
5,471	Series 2002-W10, Class IO, IO, VAR, 0.953%, 08/25/42	53
485	Series 2003-W1, Class 1A1, VAR, 6.083%, 12/25/42	553
287	Series 2003-W1, Class 2A, VAR, 6.849%, 12/25/42	336

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
289		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	300
90		Series 2003-W4, Class 2A, VAR, 6.463%, 10/25/42	98
1,070		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,285
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,499
624		Series 2006-W3, Class 1AF1, VAR, 0.433%, 10/25/46	621
752		Series 2006-W3, Class 2A, 6.000%, 09/25/46	864
1,887		Series 2007-W2, Class 1A1, VAR, 0.513%, 03/25/37	1,888
1,137		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,228
195		Series 2007-W7, Class 1A4, HB, IF , 38.020%, 07/25/37	332
4,731		Series 2009-W1, Class A, 6.000%, 12/25/49	5,474
		Federal National Mortgage Association REMICS,
42		Series 1988-7, Class Z, 9.250%, 04/25/18	47
2		Series 1988-11, Class D, PO, 05/25/18	2
247		Series 1988-21, Class G, 9.500%, 08/25/18	281
2		Series 1988-29, Class B, 9.500%, 12/25/18	2
3		Series 1989-21, Class G, 10.450%, 04/25/19	3
12		Series 1989-27, Class Y, 6.900%, 06/25/19	13
11		Series 1989-70, Class G, 8.000%, 10/25/19	12
5		Series 1989-78, Class H, 9.400%, 11/25/19	6
4		Series 1989-89, Class H, 9.000%, 11/25/19	5
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
28		Series 1990-102, Class J, 6.500%, 08/25/20	30
4		Series 1990-134, Class SC, HB, IF , 21.272%, 11/25/20	6
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
172		Series 1991-44, Class G, 8.500%, 05/25/21	193
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
6		Series 1992-101, Class J, 7.500%, 06/25/22	7
173		Series 1992-188, Class PZ, 7.500%, 10/25/22	198
183		Series 1993-25, Class J, 7.500%, 03/25/23	210
86		Series 1993-27, Class S, IF, 9.423%, 02/25/23	98
38		Series 1993-31, Class K, 7.500%, 03/25/23	44
360		Series 1993-54, Class Z, 7.000%, 04/25/23	408
19		Series 1993-62, Class SA, IF, 18.277%, 04/25/23	28
19		Series 1993-97, Class FA, VAR, 1.469%, 05/25/23	20
3		Series 1993-108, Class D, PO, 02/25/23	3
46		Series 1993-162, Class F, VAR, 1.169%, 08/25/23	47
7		Series 1993-165, Class SD, IF, 12.805%, 09/25/23	9
72		Series 1993-179, Class SB, HB, IF , 25.519%, 10/25/23	113
13		Series 1993-220, Class SG, IF, 15.563%, 11/25/13	14
5		Series 1993-225, Class SG, HB, IF , 26.596%, 12/25/13	5
14		Series 1993-228, Class G, PO, 09/25/23	14
11		Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	11
157		Series 1993-250, Class Z, 7.000%, 12/25/23	163
973		Series 1994-26, Class J, PO, 01/25/24	928
107		Series 1994-37, Class L, 6.500%, 03/25/24	122
31		Series 1995-2, Class Z, 8.500%, 01/25/25	36
227		Series 1996-14, Class SE, IF, IO, 9.020%, 08/25/23	41
10		Series 1996-59, Class J, 6.500%, 08/25/22	12
79		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
23		Series 1997-24, Class Z, 8.000%, 04/18/27	26

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19	Series 1997-27, Class J, 7.500%, 04/18/27	22
437	Series 1997-46, Class Z, 7.500%, 06/17/27	505
18	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
1,083	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,232
23	Series 1998-36, Class J, 6.000%, 07/18/28	23
234	Series 1998-36, Class ZB, 6.000%, 07/18/28	258
135	Series 1998-43, Class SA, IF, IO, 19.663%, 04/25/23	55
112	Series 1999-57, Class Z, 7.500%, 12/25/19	127
126	Series 1999-62, Class PB, 7.500%, 12/18/29	147
440	Series 2000-18, Class EC, PO, 10/25/23	420
18	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3
976	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,115
3	Series 2001-5, Class OW, 6.000%, 03/25/16	3
93	Series 2001-7, Class PF, 7.000%, 03/25/31	108
139	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	25
190	Series 2001-36, Class DE, 7.000%, 08/25/31	221
520	Series 2001-38, Class FB, VAR, 0.693%, 08/25/31	522
98	Series 2001-44, Class PD, 7.000%, 09/25/31	113
184	Series 2001-44, Class PU, 7.000%, 09/25/31	215
261	Series 2001-49, Class LZ, 8.500%, 07/25/31	296
57	Series 2001-52, Class XN, 6.500%, 11/25/15	60
752	Series 2001-53, Class FX, VAR, 0.543%, 10/25/31	752
514	Series 2001-61, Class Z, 7.000%, 11/25/31	590
156	Series 2001-71, Class QE, 6.000%, 12/25/16	165
92	Series 2001-72, Class SX, IF, 17.016%, 12/25/31	133
86	Series 2001-74, Class MB, 6.000%, 12/25/16	91
112	Series 2002-1, Class HC, 6.500%, 02/25/22	126
61	Series 2002-1, Class SA, HB, IF , 24.559%, 02/25/32	99
109	Series 2002-1, Class UD, HB, IF , 23.734%, 12/25/23	170
156	Series 2002-3, Class PG, 5.500%, 02/25/17	163
398	Series 2002-7, Class FD, VAR, 0.893%, 04/25/29	403
65	Series 2002-9, Class ST, IF, 18.856%, 03/25/17	80
432	Series 2002-11, Class QG, 5.500%, 03/25/17	453
665	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	32
41	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	45
162	Series 2002-18, Class PC, 5.500%, 04/25/17	164
154	Series 2002-19, Class PE, 6.000%, 04/25/17	163
1,062	Series 2002-30, Class Z, 6.000%, 05/25/32	1,193
63	Series 2002-37, Class Z, 6.500%, 06/25/32	68
1,242	Series 2002-42, Class C, 6.000%, 07/25/17	1,327
2,159	Series 2002-50, Class ZA, 6.000%, 05/25/31	2,423
331	Series 2002-55, Class QE, 5.500%, 09/25/17	350
1,028	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	1,093
1,308	Series 2002-60, Class FA, VAR, 0.943%, 02/25/31	1,324
1,308	Series 2002-60, Class FB, VAR, 0.943%, 02/25/31	1,324
470	Series 2002-62, Class ZE, 5.500%, 11/25/17	502
184	Series 2002-63, Class KC, 5.000%, 10/25/17	195
194	Series 2002-63, Class LB, 5.500%, 10/25/17	207
661	Series 2002-71, Class KM, 5.000%, 11/25/17	703
174	Series 2002-77, Class S, IF, 14.129%, 12/25/32	224
35	Series 2002-81, Class JO, PO, 04/25/32	35
402	Series 2002-95, Class XD, 5.000%, 01/25/18	434

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,978	Series 2003-2, Class F, VAR, 0.943%, 02/25/33	3,012
516	Series 2003-7, Class A1, 6.500%, 12/25/42	596
1,532	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	215
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,112
991	Series 2003-26, Class XS, IF, IO, 6.857%, 03/25/23	116
2,191	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	337
100	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	16
1,914	Series 2003-41, Class PE, 5.500%, 05/25/23	2,115
2,359	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	307
146	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	5
66	Series 2003-52, Class SX, HB, IF , 22.370%, 10/25/31	106
411	Series 2003-55, Class CD, 5.000%, 06/25/23	450
1,026	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	48
1,056	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	145
55	Series 2003-74, Class SH, IF, 9.822%, 08/25/33	59
768	Series 2003-76, Class SH, IF, 13.813%, 09/25/31	872
934	Series 2003-80, Class SY, IF, IO, 7.457%, 06/25/23	100
701	Series 2003-81, Class LC, 4.500%, 09/25/18	744
1,274	Series 2003-83, Class PG, 5.000%, 06/25/23	1,361
1,000	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,103
661	Series 2003-88, Class TH, 4.500%, 09/25/18	700
177	Series 2003-91, Class SD, IF, 12.178%, 09/25/33	209
4,249	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,757
97	Series 2003-106, Class PO, PO, 08/25/17	92
1,732	Series 2003-106, Class WE, 4.500%, 11/25/22	1,779
1,087	Series 2003-116, Class SB, IF, IO, 7.407%, 11/25/33	246
1,255	Series 2003-117, Class JB, 3.500%, 06/25/33	1,315
2,191	Series 2003-120, Class BL, 3.500%, 12/25/18	2,300
422	Series 2003-122, Class TE, 5.000%, 12/25/22	438
29	Series 2003-128, Class KE, 4.500%, 01/25/14	29
179	Series 2003-130, Class SX, IF, 11.230%, 01/25/34	209
192	Series 2003-131, Class SK, IF, 15.813%, 01/25/34	254
173	Series 2003-132, Class OA, PO, 08/25/33	162
490	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	67
967	Series 2004-4, Class QI, IF, IO, 6.907%, 06/25/33	171
242	Series 2004-4, Class QM, IF, 13.813%, 06/25/33	295
544	Series 2004-10, Class SC, HB, IF , 27.827%, 02/25/34	776
887	Series 2004-17, Class H, 5.500%, 04/25/34	1,010
675	Series 2004-25, Class PC, 5.500%, 01/25/34	731
631	Series 2004-25, Class SA, IF, 18.993%, 04/25/34	871
1,269	Series 2004-27, Class HB, 4.000%, 05/25/19	1,344
2,205	Series 2004-28, Class PF, VAR, 0.593%, 03/25/34	2,211
614	Series 2004-36, Class SA, IF, 18.993%, 05/25/34	849
171	Series 2004-36, Class SN, IF, 13.813%, 07/25/33	205
883	Series 2004-46, Class EP, PO, 03/25/34	864
322	Series 2004-46, Class QB, HB, IF , 23.227%, 05/25/34	467
242	Series 2004-46, Class SK, IF, 15.968%, 05/25/34	305
4,894	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,525
106	Series 2004-51, Class SY, IF, 13.853%, 07/25/34	136
758	Series 2004-53, Class NC, 5.500%, 07/25/24	837
368	Series 2004-59, Class BG, PO, 12/25/32	326
4,577	Series 2004-61, Class FH, VAR, 0.993%, 11/25/32	4,635
183	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	190

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
951	Series 2004-87, Class F, VAR, 0.943%, 01/25/34	961
17	Series 2004-92, Class JO, PO, 12/25/34	17
1,843	Series 2005-7, Class LO, PO, 02/25/35	1,645
373	Series 2005-13, Class FL, VAR, 0.593%, 03/25/35	375
25	Series 2005-14, Class BA, 4.500%, 04/25/19	25
200	Series 2005-15, Class MO, PO, 03/25/35	181
3,797	Series 2005-47, Class AK, 5.000%, 06/25/20	4,057
162	Series 2005-52, Class PA, 6.500%, 06/25/35	175
1,383	Series 2005-56, Class S, IF, IO, 6.517%, 07/25/35	229
1,407	Series 2005-57, Class EG, VAR, 0.493%, 03/25/35	1,408
65	Series 2005-58, Class PO, PO, 07/25/35	65
382	Series 2005-66, Class SG, IF, 16.892%, 07/25/35	529
2,321	Series 2005-66, Class SV, IF, IO, 6.557%, 07/25/35	339
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,328
659	Series 2005-68, Class BC, 5.250%, 06/25/35	723
1,430	Series 2005-68, Class PG, 5.500%, 08/25/35	1,605
324	Series 2005-73, Class PS, IF, 16.217%, 08/25/35	425
1,242	Series 2005-74, Class SK, IF, 19.598%, 05/25/35	1,707
1,085	Series 2005-84, Class XM, 5.750%, 10/25/35	1,215
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,198
430	Series 2005-90, Class AO, PO, 10/25/35	388
1,377	Series 2005-90, Class ES, IF, 16.392%, 10/25/35	1,820
860	Series 2005-90, Class PO, PO, 09/25/35	775
3,547	Series 2005-92, Class UF, VAR, 0.543%, 10/25/25	3,555
609	Series 2005-103, Class SC, IF, 10.915%, 07/25/35	808
968	Series 2005-106, Class US, HB, IF , 23.858%, 11/25/35	1,455
87	Series 2005-109, Class PB, 6.000%, 01/25/34	87
107	Series 2005-110, Class GJ, 5.500%, 11/25/30	107
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	2,874
196	Series 2005-110, Class MJ, 5.500%, 01/25/33	197
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,614
542	Series 2005-116, Class PB, 6.000%, 04/25/34	577
882	Series 2005-118, Class PN, 6.000%, 01/25/32	890
5,921	Series 2006-8, Class WN, IF, IO, 6.507%, 03/25/36	1,219
1,615	Series 2006-8, Class WQ, PO, 03/25/36	1,530
245	Series 2006-15, Class OT, PO, 01/25/36	228
703	Series 2006-16, Class FC, VAR, 0.493%, 03/25/36	705
1,955	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,098
460	Series 2006-23, Class KO, PO, 04/25/36	433
1,293	Series 2006-27, Class OH, PO, 04/25/36	1,237
1,241	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,339
1,307	Series 2006-35, Class GD, 6.000%, 12/25/34	1,355
2,018	Series 2006-39, Class WC, 5.500%, 01/25/36	2,186
353	Series 2006-42, Class CF, VAR, 0.643%, 06/25/36	356
466	Series 2006-44, Class FP, VAR, 0.593%, 06/25/36	469
987	Series 2006-44, Class GO, PO, 06/25/36	885
2,249	Series 2006-44, Class P, PO, 12/25/33	2,121
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,887
530	Series 2006-50, Class JO, PO, 06/25/36	501
805	Series 2006-50, Class PS, PO, 06/25/36	758
1,494	Series 2006-53, Class US, IF, IO, 6.387%, 06/25/36	213
1,071	Series 2006-56, Class FC, VAR, 0.483%, 07/25/36	1,072
1,323	Series 2006-56, Class FT, VAR, 0.943%, 07/25/36	1,274
423	Series 2006-58, Class AP, PO, 07/25/36	395
467	Series 2006-58, Class FL, VAR, 0.653%, 07/25/36	471
989	Series 2006-58, Class PO, PO, 07/25/36	939
1,054	Series 2006-59, Class QO, PO, 01/25/33	1,050
572	Series 2006-60, Class DO, PO, 04/25/35	538
1,566	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,777

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
404	Series 2006-65, Class QO, PO, 07/25/36	387
686	Series 2006-72, Class GO, PO, 08/25/36	608
396	Series 2006-72, Class HO, PO, 08/25/26	377
612	Series 2006-72, Class TO, PO, 08/25/36	578
4,569	Series 2006-77, Class PC, 6.500%, 08/25/36	5,191
1,767	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,953
648	Series 2006-79, Class DO, PO, 08/25/36	581
739	Series 2006-86, Class OB, PO, 09/25/36	706
701	Series 2006-90, Class AO, PO, 09/25/36	640
4,097	Series 2006-94, Class GI, IF, IO, 6.457%, 10/25/26	603
171	Series 2006-94, Class GK, HB, IF , 32.284%, 10/25/26	280
730	Series 2006-102, Class MD, 6.000%, 01/25/35	755
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,380
580	Series 2006-110, Class PO, PO, 11/25/36	546
259	Series 2006-111, Class EO, PO, 11/25/36	249
793	Series 2006-113, Class PO, PO, 07/25/36	771
857	Series 2006-115, Class OK, PO, 12/25/36	810
1,316	Series 2006-117, Class GS, IF, IO, 6.457%, 12/25/36	223
518	Series 2006-118, Class A2, VAR, 0.255%, 12/25/36	490
437	Series 2006-119, Class PO, PO, 12/25/36	421
1,409	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	251
1,355	Series 2006-120, Class PF, VAR, 0.443%, 12/25/36	1,356
1,394	Series 2006-126, Class AO, PO, 01/25/37	1,318
1,487	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	236
172	Series 2007-1, Class SD, HB, IF , 37.840%, 02/25/37	216
656	Series 2007-7, Class SG, IF, IO, 6.307%, 08/25/36	142
3,170	Series 2007-14, Class ES, IF, IO, 6.247%, 03/25/37	500
699	Series 2007-14, Class OP, PO, 03/25/37	664
292	Series 2007-15, Class NO, PO, 03/25/22	285
868	Series 2007-16, Class FC, VAR, 0.943%, 03/25/37	862
1,621	Series 2007-16, Class FM, VAR, 0.423%, 03/25/37	1,618
2,687	Series 2007-18, Class BD, 5.750%, 05/25/36	2,887
1,872	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,168
821	Series 2007-22, Class SC, IF, IO, 5.887%, 03/25/37	117
877	Series 2007-24, Class GW, 5.500%, 03/25/29	898
185	Series 2007-39, Class EF, VAR, 0.443%, 05/25/37	184
308	Series 2007-43, Class FL, VAR, 0.493%, 05/25/37	308
1,226	Series 2007-54, Class FA, VAR, 0.593%, 06/25/37	1,233
2,642	Series 2007-54, Class PF, VAR, 0.413%, 06/25/37	2,642
2,670	Series 2007-54, Class WI, IF, IO, 5.907%, 06/25/37	366
1,660	Series 2007-60, Class AX, IF, IO, 6.957%, 07/25/37	370
1,512	Series 2007-61, Class PC, 5.500%, 07/25/34	1,544
2,008	Series 2007-63, Class PC, 5.500%, 07/25/36	2,091
1,138	Series 2007-64, Class FB, VAR, 0.563%, 07/25/37	1,145
2,415	Series 2007-65, Class KI, IF, IO, 6.427%, 07/25/37	295
6,503	Series 2007-72, Class EK, IF, IO, 6.207%, 07/25/37	1,004
437	Series 2007-75, Class EO, PO, 01/25/36	434
2,836	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,250
1,308	Series 2007-77, Class FG, VAR, 0.693%, 03/25/37	1,320
1,031	Series 2007-78, Class CB, 6.000%, 08/25/37	1,110
183	Series 2007-79, Class SB, HB, IF , 23.308%, 08/25/37	262
653	Series 2007-88, Class VI, IF, IO, 6.347%, 09/25/37	104
1,979	Series 2007-91, Class ES, IF, IO, 6.267%, 10/25/37	330
2,827	Series 2007-100, Class SM, IF, IO, 6.257%, 10/25/37	324
3,205	Series 2007-101, Class A2, VAR, 0.443%, 06/27/36	3,180
478	Series 2007-106, Class A7, VAR, 5.991%, 10/25/37	534

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	7,948
4,137	Series 2007-112, Class SA, IF, IO, 6.257%, 12/25/37	496
8,000	Series 2007-114, Class A6, VAR, 0.393%, 10/27/37	8,002
3,573	Series 2007-116, Class HI, IO, VAR, 1.622%, 01/25/38	266
100	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	7
2,426	Series 2008-1, Class BI, IF, IO, 5.717%, 02/25/38	301
988	Series 2008-10, Class XI, IF, IO, 6.037%, 03/25/38	143
501	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	24
1,730	Series 2008-16, Class IS, IF, IO, 6.007%, 03/25/38	208
2,627	Series 2008-18, Class FA, VAR, 1.093%, 03/25/38	2,658
1,173	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	92
1,626	Series 2008-20, Class SA, IF, IO, 6.797%, 03/25/38	325
3,638	Series 2008-24, Class PF, VAR, 0.843%, 02/25/38	3,679
674	Series 2008-27, Class SN, IF, IO, 6.707%, 04/25/38	100
714	Series 2008-32, Class SA, IF, IO, 6.657%, 04/25/38	109
1,777	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	15
1,457	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	72
167	Series 2008-44, Class PO, PO, 05/25/38	158
1,445	Series 2008-47, Class SI, IF, IO, 6.307%, 06/25/23	176
4,427	Series 2008-51, Class BC, 4.500%, 06/25/23	4,684
953	Series 2008-53, Class CI, IF, IO, 7.007%, 07/25/38	154
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,145
1,055	Series 2008-76, Class GF, VAR, 0.843%, 09/25/23	1,067
3,526	Series 2008-77, Class DG, 5.000%, 09/25/23	3,803
300	Series 2008-80, Class GP, 6.250%, 09/25/38	336
1,615	Series 2008-80, Class SA, IF, IO, 5.657%, 09/25/38	193
739	Series 2008-81, Class SB, IF, IO, 5.657%, 09/25/38	124
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,263
375	Series 2009-4, Class BD, 4.500%, 02/25/39	396
804	Series 2009-6, Class GS, IF, IO, 6.357%, 02/25/39	113
1,632	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	160
1,279	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	96
147	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	2
420	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	8
2,237	Series 2009-17, Class QS, IF, IO, 6.457%, 03/25/39	318
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	586
423	Series 2009-47, Class MT, 7.000%, 07/25/39	464
1,944	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	205
6,843	Series 2009-60, Class HT, 6.000%, 08/25/39	7,872
1,329	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,455
302	Series 2009-63, Class P, 5.000%, 03/25/37	333
611	Series 2009-69, Class PO, PO, 09/25/39	580
295	Series 2009-79, Class UA, 7.000%, 03/25/38	340
1,760	Series 2009-84, Class WS, IF, IO, 5.707%, 10/25/39	225
1,697	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	208
2,373	Series 2009-86, Class OT, PO, 10/25/37	2,222
3,290	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	132
1,285	Series 2009-92, Class AD, 6.000%, 11/25/39	1,458
1,111	Series 2009-99, Class SC, IF, IO, 5.987%, 12/25/39	125
1,292	Series 2009-99, Class WA, VAR, 6.311%, 12/25/39	1,455
4,132	Series 2009-103, Class MB, VAR, 2.934%, 12/25/39	4,419
2,122	Series 2009-112, Class ST, IF, IO, 6.057%, 01/25/40	235
1,504	Series 2009-113, Class FB, VAR, 0.743%, 01/25/40	1,520

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,314	Series 2009-113, Class LB, VAR, 9.469%, 01/25/40	4,095
3,895	Series 2010-1, Class WA, VAR, 6.171%, 02/25/40 (m)	4,280
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,880
2,407	Series 2010-16, Class WA, VAR, 6.448%, 03/25/40	2,737
4,790	Series 2010-16, Class WB, VAR, 6.214%, 03/25/40	5,587
1,897	Series 2010-23, Class KS, IF, IO, 6.907%, 02/25/40	280
2,163	Series 2010-35, Class SB, IF, IO, 6.227%, 04/25/40	304
782	Series 2010-39, Class OT, PO, 10/25/35	695
1,775	Series 2010-40, Class FJ, VAR, 0.793%, 04/25/40	1,791
1,173	Series 2010-42, Class S, IF, IO, 6.207%, 05/25/40	117
2,298	Series 2010-43, Class FD, VAR, 0.793%, 05/25/40	2,321
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,070
1,927	Series 2010-47, Class AV, 5.000%, 05/25/21	2,034
1,931	Series 2010-49, Class SC, IF, 12.273%, 03/25/40	2,321
1,186	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,343
7,204	Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	7,962
6,260	Series 2010-68, Class SA, IF, IO, 4.807%, 07/25/40	964
1,494	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,701
5,397	Series 2010-103, Class SB, IF, IO, 5.907%, 11/25/49	733
8,908	Series 2010-111, Class AE, 5.500%, 04/25/38	9,710
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,335
6,051	Series 2010-111, Class WA, VAR, 6.046%, 10/25/40	7,005
814	Series 2010-123, Class FL, VAR, 0.623%, 11/25/40	818
6,087	Series 2010-125, Class SA, IF, IO, 4.247%, 11/25/40	647
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,051
4,398	Series 2010-133, Class A, 5.500%, 05/25/38	4,747
2,486	Series 2010-141, Class FA, VAR, 0.693%, 12/25/40	2,495
7,417	Series 2010-147, Class SA, IF, IO, 6.337%, 01/25/41	1,696
2,025	Series 2010-148, Class MA, 4.000%, 02/25/39	2,088
1,325	Series 2011-2, Class WA, VAR, 5.800%, 02/25/51	1,440
1,761	Series 2011-18, Class VN, 4.000%, 10/25/25	1,886
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	1,937
9,381	Series 2011-21, Class CV, 4.500%, 09/25/26	10,180
1,532	Series 2011-28, Class MA, 4.500%, 07/25/38	1,575
5,119	Series 2011-30, Class LS, IO, VAR, 3.071%, 04/25/41	430
6,051	Series 2011-39, Class ZA, 6.000%, 11/25/32	6,792
1,715	Series 2011-43, Class WA, VAR, 5.876%, 05/25/51	1,906
3,348	Series 2011-47, Class ZA, 5.500%, 07/25/38	3,742
3,421	Series 2011-56, Class VA, 5.000%, 09/25/40	3,750
3,289	Series 2011-58, Class WA, VAR, 5.407%, 07/25/51	3,419
853	Series 2011-75, Class FA, VAR, 0.743%, 08/25/41	862
4,283	Series 2011-118, Class LB, 7.000%, 11/25/41	4,993
7,962	Series 2011-118, Class MT, 7.000%, 11/25/41	9,660
8,604	Series 2011-118, Class NT, 7.000%, 11/25/41	10,027
8,041	Series 2011-124, Class JF, VAR, 0.593%, 02/25/41	8,078
2,327	Series 2011-149, Class EF, VAR, 0.693%, 07/25/41	2,343
3,360	Series 2011-149, Class MF, VAR, 0.693%, 11/25/41	3,385
3,232	Series 2012-3, Class PF, VAR, 0.593%, 04/25/40	3,246
2,627	Series 2012-14, Class FB, VAR, 0.643%, 08/25/37	2,640
6,159	Series 2012-14, Class FL, VAR, 0.643%, 12/25/40	6,199
5,786	Series 2012-21, Class WA, VAR, 5.622%, 03/25/52	6,224
16,720	Series 2012-47, Class HF, VAR, 0.593%, 05/25/27	16,855

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,272		Series 2012-58, Class FA, VAR, 0.693%, 03/25/39	4,310
9,262		Series 2012-66, Class HF, VAR, 0.493%, 03/25/41	9,278
3,389		Series 2012-72, Class QF, VAR, 0.643%, 01/25/38	3,405
1,900		Series 2012-87, Class KF, VAR, 0.643%, 09/25/37	1,911
14,878		Series 2012-89, Class FD, VAR, 0.643%, 04/25/39	14,962
3,219		Series 2012-97, Class FB, VAR, 0.693%, 09/25/42	3,248
19,509		Series 2012-101, Class FC, VAR, 0.693%, 09/25/42	19,703
9,752		Series 2012-108, Class F, VAR, 0.693%, 10/25/42	9,849
8,018		Series 2012-112, Class FD, VAR, 0.693%, 10/25/42	8,098
5,869		Series 2012-137, Class CF, VAR, 0.493%, 08/25/41	5,880
7,898		Series 2013-4, Class AJ, 3.500%, 02/25/43	8,330
75		Series G92-7, Class JQ, 8.500%, 01/25/22	86
12		Series G92-12, Class B, 7.700%, 02/25/22	14
18		Series G92-14, Class Z, 7.000%, 02/25/22	20
–	(h)	Series G92-27, Class SQ, HB, IF , 1,777.270%, 05/25/22	10
16		Series G92-42, Class Z, 7.000%, 07/25/22	18
351		Series G92-44, Class ZQ, 8.000%, 07/25/22	387
78		Series G92-54, Class ZQ, 7.500%, 09/25/22	87
146		Series G92-61, Class Z, 7.000%, 10/25/22	169
15		Series G92-62, Class B, PO, 10/25/22	13
99		Series G93-1, Class KA, 7.900%, 01/25/23	114
66		Series G93-17, Class SI, IF, 6.000%, 04/25/23	70
519		Series G94-7, Class PJ, 7.500%, 05/17/24	606
90		Series G97-2, Class ZA, 8.500%, 02/17/27	104
		Federal National Mortgage Association STRIPS,
6		Series 23, Class 2, IO, 10.000%, 09/01/17	1
4		Series 59, Class 2, IO, 9.500%, 07/01/17	—	(h)
334		Series 213, Class 2, IO, 8.000%, 03/01/23	44
12		Series 265, Class 2, 9.000%, 03/01/24	14
25		Series 285, Class 1, PO, 02/01/27	23
646		Series 293, Class 1, PO, 12/01/24	600
599		Series 300, Class 1, PO, 09/01/24	574
603		Series 331, Class 13, IO, 7.000%, 11/01/32	75
1,059		Series 339, Class 18, IO, 4.500%, 07/01/18	72
1,043		Series 339, Class 21, IO, 4.500%, 08/25/18	73
1,008		Series 339, Class 28, IO, 5.500%, 07/01/18	83
1,889		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	147
328		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	40
815		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	102
1,064		Series 356, Class 3, IO, 5.000%, 01/01/35	137
1,853		Series 356, Class 39, IO, 5.000%, 01/01/20	177
1,599		Series 365, Class 8, IO, 5.500%, 05/01/36	255
290		Series 368, Class 3, IO, 4.500%, 11/01/20	22
562		Series 374, Class 5, IO, 5.500%, 08/01/36	66
1,691		Series 383, Class 32, IO, 6.000%, 01/01/38	231
216		Series 393, Class 6, IO, 5.500%, 04/25/37	30
12,425		Series 411, Class F1, VAR, 0.743%, 08/25/42	12,441
3,387		Series 412, Class F2, VAR, 0.693%, 08/25/42	3,364
		Federal National Mortgage Association Trust,
492		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	580
458		Series 2003-W8, Class 2A, 7.000%, 10/25/42	530
484		Series 2003-W8, Class 3F1, VAR, 0.593%, 05/25/42	480
715		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	836
859		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,007
1,708		Series 2005-W3, Class 2AF, VAR, 0.413%, 03/25/45	1,695

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
684	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	784
3,273	Series 2005-W4, Class 3A, VAR, 2.293%, 06/25/35	3,378
918	Series 2006-W2, Class 1AF1, VAR, 0.413%, 02/25/36	912
8,944	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.453%, 11/25/46 (m)	8,945
	Government National Mortgage Association,
987	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,143
62	Series 1998-26, Class K, 7.500%, 09/17/25	71
324	Series 1999-4, Class ZB, 6.000%, 02/20/29	369
104	Series 1999-41, Class Z, 8.000%, 11/16/29	124
12	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	14
68	Series 1999-44, Class PC, 7.500%, 12/20/29	78
334	Series 1999-44, Class ZG, 8.000%, 12/20/29	410
302	Series 2000-7, Class ST, HB, IF , 38.509%, 01/16/30	638
140	Series 2000-9, Class Z, 8.000%, 06/20/30	171
720	Series 2000-9, Class ZJ, 8.500%, 02/16/30	843
514	Series 2000-10, Class ZP, 7.500%, 02/16/30	556
286	Series 2000-12, Class ST, HB, IF , 38.509%, 02/16/30	558
66	Series 2000-16, Class ZN, 7.500%, 02/16/30	69
660	Series 2000-21, Class Z, 9.000%, 03/16/30	772
43	Series 2000-36, Class HC, 7.330%, 11/20/30	50
26	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
1,129	Series 2001-21, Class PE, 6.500%, 05/16/31	1,302
197	Series 2001-31, Class SJ, HB, IF , 27.306%, 02/20/31	365
15	Series 2001-32, Class WA, IF, 19.629%, 07/20/31	24
134	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	30
128	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	28
437	Series 2001-53, Class SR, IF, IO, 7.952%, 10/20/31	40
44	Series 2001-55, Class SF, HB, IF , 25.583%, 11/20/31	77
580	Series 2002-4, Class TD, 7.000%, 01/20/32	665
135	Series 2002-7, Class PG, 6.500%, 01/20/32	158
556	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	149
143	Series 2002-24, Class SB, IF, 11.628%, 04/16/32	183
440	Series 2002-24, Class Z, 8.500%, 04/16/32	508
1,051	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	235
42	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	51
340	Series 2002-40, Class UK, 6.500%, 06/20/32	394
97	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	102
197	Series 2002-45, Class QE, 6.500%, 06/20/32	229
237	Series 2002-47, Class PG, 6.500%, 07/16/32	275
34	Series 2002-51, Class SG, HB, IF , 31.641%, 04/20/31	63
74	Series 2002-69, Class PO, PO, 02/20/32	74
217	Series 2002-70, Class PS, IF, IO, 7.502%, 08/20/32	24
26	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	—	(h)
66	Series 2003-4, Class NY, 5.500%, 12/20/13	67
70	Series 2003-8, Class PO, PO, 01/16/32	70
1,202	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	277
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	303
30	Series 2003-24, Class PO, PO, 03/16/33	27
36	Series 2003-34, Class TO, PO, 02/16/32	36
1,040	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	155
1,206	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	89
1,960	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,304
131	Series 2003-76, Class LS, IF, IO, 7.002%, 09/20/31	4

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
70	Series 2003-90, Class PO, PO, 10/20/33	62
1,004	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	179
3,591	Series 2003-112, Class TS, IF, IO, 6.752%, 10/20/32	313
2,899	Series 2004-11, Class SW, IF, IO, 5.302%, 02/20/34	390
110	Series 2004-15, Class SA, IF, 19.118%, 12/20/32	127
211	Series 2004-28, Class S, IF, 19.118%, 04/16/34	295
37	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	37
392	Series 2004-46, Class AO, PO, 06/20/34	353
2,212	Series 2004-59, Class SG, IF, IO, 6.302%, 07/20/34	351
315	Series 2004-68, Class PO, PO, 05/20/31	314
114	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	114
196	Series 2004-73, Class AE, IF, 14.446%, 08/17/34	243
3,187	Series 2004-73, Class JL, IF, IO, 6.352%, 09/16/34	511
351	Series 2004-85, Class PO, PO, 01/17/33	348
1,332	Series 2004-90, Class SI, IF, IO, 5.902%, 10/20/34	193
1,074	Series 2005-3, Class SB, IF, IO, 5.902%, 01/20/35	159
2,184	Series 2005-17, Class SL, IF, IO, 6.502%, 07/20/34	406
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	108
200	Series 2005-35, Class FL, VAR, 0.548%, 03/20/32	201
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	662
590	Series 2005-68, Class DP, IF, 15.956%, 06/17/35	792
2,781	Series 2005-68, Class KI, IF, IO, 6.102%, 09/20/35	434
820	Series 2005-69, Class SY, IF, IO, 6.552%, 11/20/33	102
1,523	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,781
1,138	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	166
518	Series 2006-16, Class OP, PO, 03/20/36	470
362	Series 2006-22, Class AO, PO, 05/20/36	334
334	Series 2006-34, Class PO, PO, 07/20/36	302
1,894	Series 2006-38, Class SG, IF, IO, 6.452%, 09/20/33	122
1,351	Series 2006-38, Class SW, IF, IO, 6.302%, 06/20/36	166
453	Series 2006-59, Class SD, IF, IO, 6.502%, 10/20/36	68
1,531	Series 2007-9, Class DI, IF, IO, 6.312%, 03/20/37	226
621	Series 2007-17, Class AF, VAR, 0.398%, 04/16/37	623
2,472	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	432
340	Series 2007-17, Class JO, PO, 04/16/37	308
265	Series 2007-25, Class FN, VAR, 0.498%, 05/16/37	266
1,731	Series 2007-26, Class SC, IF, IO, 6.002%, 05/20/37	248
4,347	Series 2007-26, Class SW, IF, IO, 6.002%, 05/20/37	633
551	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	47
82	Series 2007-28, Class BO, PO, 05/20/37	74
1,801	Series 2007-31, Class AO, PO, 05/16/37	1,632
82	Series 2007-36, Class HO, PO, 06/16/37	74
1,647	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	247
2,390	Series 2007-36, Class SG, IF, IO, 6.272%, 06/20/37	345
1,498	Series 2007-40, Class SD, IF, IO, 6.552%, 07/20/37	231
1,506	Series 2007-42, Class SB, IF, IO, 6.552%, 07/20/37	232
608	Series 2007-45, Class QA, IF, IO, 6.442%, 07/20/37	90
1,238	Series 2007-50, Class AI, IF, IO, 6.577%, 08/20/37	187
248	Series 2007-53, Class SW, IF, 19.610%, 09/20/37	334
1,626	Series 2007-57, Class PO, PO, 03/20/37	1,501
1,311	Series 2007-57, Class QA, IF, IO, 6.302%, 10/20/37	189
633	Series 2007-70, Class TA, 5.750%, 08/20/36	649
1,675	Series 2007-71, Class SB, IF, IO, 6.502%, 07/20/36	179
3,056	Series 2007-74, Class SL, IF, IO, 6.342%, 11/16/37	502
1,253	Series 2007-76, Class SA, IF, IO, 6.332%, 11/20/37	183
1,957	Series 2007-79, Class SY, IF, IO, 6.352%, 12/20/37	287
666	Series 2007-81, Class SP, IF, IO, 6.452%, 12/20/37	99

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
522	Series 2007-82, Class SA, IF, IO, 6.332%, 12/20/37	76
261	Series 2008-1, Class PO, PO, 01/20/38	235
912	Series 2008-2, Class MS, IF, IO, 6.962%, 01/16/38	153
679	Series 2008-10, Class S, IF, IO, 5.632%, 02/20/38	94
2,523	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	364
570	Series 2008-20, Class PO, PO, 09/20/37	536
405	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	26
1,416	Series 2008-25, Class SB, IF, IO, 6.702%, 03/20/38	246
518	Series 2008-29, Class PO, PO, 02/17/33	489
1,509	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	189
561	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	74
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,715
1,519	Series 2008-36, Class SH, IF, IO, 6.102%, 04/20/38	232
4,132	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	725
1,522	Series 2008-41, Class SA, IF, IO, 6.142%, 05/20/38	227
621	Series 2008-47, Class V, 5.500%, 05/16/19	699
889	Series 2008-55, Class SA, IF, IO, 6.002%, 06/20/38	128
715	Series 2008-60, Class PO, PO, 01/20/38	707
4,313	Series 2008-62, Class SA, IF, IO, 5.952%, 07/20/38	635
1,779	Series 2008-64, Class ED, 6.500%, 04/20/28	1,931
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,179
376	Series 2008-71, Class SC, IF, IO, 5.802%, 08/20/38	51
1,158	Series 2008-93, Class AS, IF, IO, 5.502%, 12/20/38	155
3,367	Series 2008-95, Class DS, IF, IO, 7.102%, 12/20/38	509
901	Series 2008-96, Class SL, IF, IO, 5.802%, 12/20/38	126
1,535	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	240
1,984	Series 2009-10, Class SA, IF, IO, 5.752%, 02/20/39	274
1,709	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	171
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	745
1,151	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	203
1,258	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	225
1,331	Series 2009-24, Class DS, IF, IO, 6.102%, 03/20/39	156
839	Series 2009-25, Class SE, IF, IO, 7.402%, 09/20/38	160
539	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	79
1,074	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	177
420	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	16
2,627	Series 2009-42, Class SC, IF, IO, 5.882%, 06/20/39	386
1,354	Series 2009-43, Class SA, IF, IO, 5.752%, 06/20/39	184
707	Series 2009-44, Class VA, 5.500%, 05/16/20	736
2,502	Series 2009-57, Class PQ, 3.500%, 02/20/37	2,593
2,669	Series 2009-64, Class SN, IF, IO, 5.902%, 07/16/39	353
583	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	81
2,324	Series 2009-67, Class SA, IF, IO, 5.852%, 08/16/39	325
3,121	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	454
548	Series 2009-79, Class OK, PO, 11/16/37	482
2,749	Series 2009-83, Class TS, IF, IO, 5.902%, 08/20/39	366
5,236	Series 2009-102, Class SM, IF, IO, 6.202%, 06/16/39	613
1,363	Series 2009-104, Class AB, 7.000%, 08/16/39	1,622
3,213	Series 2009-106, Class AS, IF, IO, 6.202%, 11/16/39	508
3,696	Series 2009-106, Class ST, IF, IO, 5.802%, 02/20/38	524
2,333	Series 2009-121, Class VA, 5.500%, 11/20/20	2,615
437	Series 2010-14, Class AO, PO, 12/20/32	416
491	Series 2010-14, Class BO, PO, 11/20/35	447
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,171
2,904	Series 2010-14, Class QP, 6.000%, 12/20/39	3,159
3,086	Series 2010-41, Class WA, VAR, 5.840%, 10/20/33	3,465

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,730	Series 2010-103, Class WA, VAR, 5.754%, 08/20/34	1,944
1,865	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	2,122
1,943	Series 2010-130, Class CP, 7.000%, 10/16/40	2,259
4,599	Series 2010-157, Class OP, PO, 12/20/40	3,842
28,870	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	33,308
2,449	Series 2011-17, Class FP, VAR, 0.598%, 09/20/40	2,465
4,446	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	4,966
5,437	Series 2011-97, Class WA, VAR, 6.079%, 11/20/38	6,198
7,446	Series 2011-137, Class WA, VAR, 5.523%, 07/20/40	8,455
5,799	Series 2011-163, Class WA, VAR, 5.792%, 12/20/38	6,413
8,974	Series 2012-24, Class WA, VAR, 5.613%, 07/20/41	10,083
10,017	Series 2012-52, Class WA, VAR, 6.129%, 04/20/38	11,156
2,861	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	3,140
9,726	Series 2012-61, Class FM, VAR, 0.598%, 05/16/42	9,745
13,146	Series 2012-138, Class PT, VAR, 3.942%, 11/16/42	14,379
14,713	Series 2012-141, Class WA, VAR, 4.542%, 11/16/41	16,532
12,458	Series 2012-141, Class WB, VAR, 3.973%, 09/16/42	13,322
7,468	Series 2012-141, Class WC, VAR, 3.777%, 01/20/42	8,110
24,650	Series 2012-H10, Class FA, VAR, 0.754%, 12/20/61	24,723
9,662	Series 2012-H15, Class FA, VAR, 0.654%, 05/20/62	9,653
5,894	Series 2012-H20, Class KA, 2.000%, 06/20/62	6,010
19,035	Series 2012-H21, Class CF, VAR, 0.904%, 05/20/61	19,135
19,984	Series 2012-H21, Class DF, VAR, 0.854%, 05/20/61	20,082
9,928	Series 2012-H22, Class FD, VAR, 0.674%, 01/20/61	9,921
15,682	Series 2012-H24, Class FA, VAR, 0.654%, 03/20/60	15,667
9,838	Series 2012-H24, Class FD, VAR, 0.794%, 09/20/62	9,872
20,430	Series 2012-H24, Class FE, VAR, 0.804%, 10/20/62	20,529
7,809	Series 2012-H24, Class FG, VAR, 0.634%, 04/20/60	7,797
8,020	Series 2012-H26, Class JA, VAR, 0.754%, 10/20/61	8,063
14,920	Series 2012-H26, Class MA, VAR, 0.754%, 07/20/62	14,995
8,907	Series 2012-H27, Class FB, VAR, 0.704%, 10/20/62	8,920
11,671	Series 2012-H28, Class FA, VAR, 0.784%, 09/20/62	11,704
5,080	Series 2012-H30, Class JA, VAR, 0.684%, 01/20/60	5,098
5,529	Series 2012-H30, Class PA, VAR, 0.654%, 11/20/59	5,534
11,772	Series 2012-H31, Class FD, VAR, 0.544%, 12/20/62	11,709
4,831	Series 2013-26, Class AK, VAR, 4.663%, 09/20/41	5,379
5,913	Series 2013-54, Class WA, VAR, 4.707%, 11/20/42	6,624
2,000	Series 2013-75, Class WA, VAR, 5.251%, 06/20/40	2,300
11,956	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,866
5,972	Series 2013-H01, Class JA, VAR, 0.524%, 01/20/63	5,928
6,971	Series 2013-H01, Class TA, VAR, 0.704%, 01/20/63	6,994
1,929	Series 2013-H02, Class HF, VAR, 0.504%, 11/20/62	1,926
7,675	Series 2013-H03, Class FA, VAR, 0.504%, 08/20/60	7,660
15,560	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,422
4,959	Series 2013-H04, Class SA, VAR, 0.624%, 02/20/63	4,950
1,992	Series 2013-H05, Class FB, VAR, 0.604%, 02/20/62	1,988
2,947	Series 2013-H07, Class GA, VAR, 0.674%, 03/20/63	2,950
7,527	Series 2013-H07, Class HA, VAR, 0.614%, 03/20/63	7,509
13,499	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,423
5,014	Series 2013-H07, Class MA, VAR, 0.754%, 04/20/62	5,032
5,974	Series 2013-H08, Class FC, VAR, 0.450%, 02/20/63	5,974
6,005	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,944

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	NCUA Guaranteed Notes Trust,
3,222	Series 2010-R3, Class 1A, VAR, 0.758%, 12/08/20	3,241
950	Series 2010-R3, Class 3A, 2.400%, 12/08/20	972
	Vendee Mortgage Trust,
4,737	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	5,295
631	Series 1996-1, Class 1Z, 6.750%, 02/15/26	724
361	Series 1996-2, Class 1Z, 6.750%, 06/15/26	420
719	Series 1997-1, Class 2Z, 7.500%, 02/15/27	836
522	Series 1998-1, Class 2E, 7.000%, 03/15/28	612

		1,678,212

	Non-Agency CMO — 14.5%
	AJAX Mortgage Loan Trust,
5,695	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	5,654
3,311	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	3,301
	Alternative Loan Trust,
157	Series 2002-8, Class A4, 6.500%, 07/25/32	163
825	Series 2002-11, Class M, 6.500%, 10/25/32	795
245	Series 2003-6T2, Class A6, 5.500%, 06/25/33	234
181	Series 2003-J1, Class PO, PO, 10/25/33	155
1,754	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,729
904	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	923
98	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	100
1,655	Series 2005-1CB, Class 1A6, IF, IO, 6.907%, 03/25/35	321
6,986	Series 2005-20CB, Class 3A8, IF, IO, 4.557%, 07/25/35	993
4,900	Series 2005-22T1, Class A2, IF, IO, 4.877%, 06/25/35	782
210	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	178
9,161	Series 2005-37T1, Class A2, IF, IO, 4.857%, 09/25/35	1,466
1,717	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,611
10,231	Series 2005-54CB, Class 1A2, IF, IO, 4.657%, 11/25/35	1,606
47	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	49
1,199	Series 2005-57CB, Class 3A2, IF, IO, 4.907%, 12/25/35	214
784	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	741
936	Series 2005-86CB, Class A11, 5.500%, 02/25/36	804
3,597	Series 2005-J1, Class 1A4, IF, IO, 4.907%, 02/25/35	475
22,956	Series 2006-7CB, Class 1A2, IF, IO, 5.107%, 05/25/36	4,359
996	Series 2006-26CB, Class A9, 6.500%, 09/25/36	826
137	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	139
	American General Mortgage Loan Trust,
1,053	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,109
2,412	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,430
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,599
1,020	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,046
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,412
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,997
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	952
	ASG Resecuritization Trust,
765	Series 2009-1, Class A60, VAR, 2.333%, 06/26/37 (e)	754
693	Series 2009-2, Class A55, VAR, 4.750%, 05/24/36 (e)	711
1,288	Series 2009-2, Class G60, VAR, 4.750%, 05/24/36 (e)	1,358
3,033	Series 2009-3, Class A65, VAR, 2.293%, 03/26/37 (e)	3,047
2,394	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,479
1,526	Series 2010-1, Class A85, VAR, 0.593%, 02/27/36 (e)	1,491
5,217	Series 2010-2, Class A60, VAR, 2.096%, 01/28/37 (e)	5,130
684	Series 2010-3, Class 2A22, VAR, 0.451%, 10/28/36 (e)	680
234	Series 2010-4, Class 2A20, VAR, 0.381%, 11/28/36 (e)	232

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
887	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	931
2,092	Series 2011-1, Class 3A50, VAR, 2.542%, 11/28/35 (e) (i)	2,058
1,031	Series 2011-2, Class A48S, HB, IF , 23.491%, 02/28/36 (e)	1,397
	Banc of America Alternative Loan Trust,
238	Series 2003-3, Class APO, PO, 05/25/33	184
966	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	983
1,175	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,201
421	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	432
607	Series 2003-11, Class 2A1, 6.000%, 01/25/34	633
299	Series 2003-11, Class PO, PO, 01/25/34	237
830	Series 2004-1, Class 1A1, 6.000%, 02/25/34	851
215	Series 2004-1, Class 5A1, 5.500%, 02/25/19	220
259	Series 2004-6, Class 3A2, 6.000%, 07/25/34	261
3,189	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	712
2,680	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	615
7,496	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	7,509
	Banc of America Funding Trust,
219	Series 2004-1, Class PO, PO, 03/25/34	198
1,196	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,225
1,055	Series 2004-C, Class 1A1, VAR, 5.061%, 12/20/34	1,068
1,309	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	199
262	Series 2005-4, Class 30PO, PO, 08/25/35	209
737	Series 2005-6, Class 2A7, 5.500%, 10/25/35	754
90	Series 2005-7, Class 30PO, PO, 11/25/35	74
422	Series 2005-8, Class 30PO, PO, 01/25/36	323
2,330	Series 2005-E, Class 4A1, VAR, 2.687%, 03/20/35	2,361
2,242	Series 2010-R11A, Class 1A6, VAR, 5.342%, 08/26/35 (e)	2,384
180	Series 2010-R4, Class 5A1, VAR, 0.343%, 07/26/36 (e)	179
1,344	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,395
	Banc of America Mortgage Trust,
1,054	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,086
196	Series 2003-3, Class 2A1, VAR, 0.743%, 05/25/18	187
462	Series 2003-6, Class 2A1, VAR, 0.643%, 08/25/18	444
410	Series 2003-8, Class 2A5, 5.000%, 11/25/18	424
163	Series 2003-8, Class APO, PO, 11/25/33	139
173	Series 2003-9, Class 1A2, PO, 12/25/33	148
950	Series 2003-A, Class 4A1, VAR, 2.964%, 02/25/33	954
676	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	695
1,462	Series 2003-E, Class 2A2, VAR, 2.973%, 06/25/33	1,482
1,299	Series 2003-J, Class 3A2, VAR, 3.123%, 11/25/33	1,314
1,364	Series 2004-3, Class 15IO, IO, VAR, 0.267%, 04/25/19	6
2,067	Series 2004-3, Class 1A26, 5.500%, 04/25/34	2,117
165	Series 2004-4, Class APO, PO, 05/25/34	139
13,598	Series 2004-5, Class 15IO, IO, VAR, 0.224%, 06/25/19	47
1,818	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,897
153	Series 2004-6, Class APO, PO, 07/25/34	139
78	Series 2004-9, Class 3A1, 6.500%, 09/25/32	82
1,010	Series 2004-C, Class 2A2, VAR, 2.907%, 04/25/34	1,028
1,049	Series 2004-J, Class 3A1, VAR, 3.231%, 11/25/34	1,056
	BCAP LLC Trust,
588	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	607
1,147	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,132
2,000	Series 2009-RR14, Class 3A2, VAR, 2.775%, 08/26/35 (e)	1,985
573	Series 2009-RR14, Class 4A1, VAR, 2.664%, 03/26/36 (e)	573
1,096	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,140
620	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	632

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,082	Series 2010-RR12, Class 4A5, VAR, 3.095%, 10/26/36 (e)	1,098
520	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	523
182	Series 2010-RR4, Class 2A1, VAR, 0.943%, 06/26/37 (e)	180
2,402	Series 2010-RR5, Class 2A5, VAR, 5.284%, 04/26/37 (e)	2,429
444	Series 2010-RR6, Class 5A1, VAR, 3.817%, 11/26/37 (e)	443
993	Series 2010-RR7, Class 15A1, VAR, 0.995%, 01/26/36 (e)	981
1,044	Series 2010-RR7, Class 16A1, VAR, 0.873%, 02/26/47 (e)	1,012
1,662	Series 2010-RR7, Class 1A5, VAR, 5.002%, 04/26/35 (e)	1,633
5,185	Series 2010-RR7, Class 2A1, VAR, 2.478%, 07/26/45 (e)	5,031
715	Series 2010-RR8, Class 3A3, VAR, 5.058%, 05/26/35 (e)	739
1,500	Series 2010-RR8, Class 3A4, VAR, 5.058%, 05/26/35 (e)	1,430
1,297	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,308
1,657	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,696
2,682	Series 2011-RR10, Class 2A1, VAR, 1.122%, 09/26/37 (e)	2,413
1,902	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	1,872
2,424	Series 2011-RR5, Class 11A3, VAR, 0.343%, 05/28/36 (e)	2,234
997	Series 2011-RR5, Class 14A3, VAR, 2.838%, 07/26/36 (e) (i)	994
1,589	Series 2012-RR1, Class 5A1, VAR, 3.544%, 07/26/37 (e) (i)	1,662
6,069	Series 2012-RR10, Class 1A1, VAR, 0.423%, 02/26/37 (e) (i)	5,727
5,024	Series 2012-RR10, Class 3A1, VAR, 0.383%, 05/26/36 (e) (i)	4,676
3,665	Series 2012-RR2, Class 1A1, VAR, 0.363%, 08/26/36 (e) (i)	3,527
4,501	Series 2012-RR3, Class 2A5, VAR, 2.184%, 05/26/37 (e)	4,455
2,680	Series 2012-RR4, Class 8A3, VAR, 0.428%, 06/26/47 (e)	2,538
769	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.693%, 03/25/35	757
	Bear Stearns ARM Trust,
585	Series 2003-4, Class 3A1, VAR, 3.433%, 07/25/33	588
229	Series 2003-7, Class 3A, VAR, 2.596%, 10/25/33	231
739	Series 2004-1, Class 12A1, VAR, 2.895%, 04/25/34	738
708	Series 2004-2, Class 14A, VAR, 5.075%, 05/25/34	719
1,724	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	1,782
2,450	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	2,414
1,163	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,228
3,686	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	3,676
208	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	176
	Chase Mortgage Finance Trust,
374	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	390
5,359	Series 2007-A1, Class 1A3, VAR, 2.950%, 02/25/37	5,421
500	Series 2007-A1, Class 2A1, VAR, 2.889%, 02/25/37	511
655	Series 2007-A1, Class 7A1, VAR, 2.852%, 02/25/37	656
1,174	Series 2007-A1, Class 9A1, VAR, 2.928%, 02/25/37	1,194
1,269	Series 2007-A2, Class 2A1, VAR, 3.020%, 07/25/37	1,288
	CHL Mortgage Pass-Through Trust,
802	Series 2002-36, Class A22, 6.000%, 01/25/33	821
119	Series 2003-18, Class A12, 5.500%, 07/25/33	116
483	Series 2003-26, Class 1A6, 3.500%, 08/25/33	482
2,142	Series 2003-39, Class A6, 5.000%, 10/25/33	2,216
77	Series 2003-44, Class A9, PO, 10/25/33	75
55	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	56
1,457	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,505
196	Series 2003-J7, Class 4A3, IF, 9.523%, 08/25/18	206
761	Series 2004-3, Class A26, 5.500%, 04/25/34	782
164	Series 2004-3, Class PO, PO, 04/25/34	151
2,046	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,127

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
204	Series 2004-7, Class 2A1, VAR, 2.709%, 06/25/34	203
1,105	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,151
307	Series 2004-HYB1, Class 2A, VAR, 2.814%, 05/20/34	296
1,201	Series 2004-HYB3, Class 2A, VAR, 2.608%, 06/20/34	1,139
777	Series 2004-HYB6, Class A3, VAR, 2.908%, 11/20/34	734
222	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	228
664	Series 2005-16, Class A23, 5.500%, 09/25/35	670
2,141	Series 2005-22, Class 2A1, VAR, 2.997%, 11/25/35	1,817
6,294	Series 2007-4, Class 1A52, IF, IO, 5.207%, 05/25/37	1,122
170	Citicorp Mortgage Securities REMICS Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	145
	Citicorp Mortgage Securities, Inc.,
454	Series 2004-1, Class 3A1, 4.750%, 01/25/34	461
1,042	Series 2004-4, Class A4, 5.500%, 06/25/34	1,090
546	Series 2004-5, Class 2A5, 4.500%, 08/25/34	564
139	Citicorp Mortgage Securities, Inc. REMICS Pass-Through Certificates Trust, Series 2003-8, Class APO, PO, 08/25/33	125
	Citigroup Mortgage Loan Trust,
1,962	2.110%, 01/12/18	1,999
2,665	Series 2008-AR4, Class 1A1A, VAR, 2.935%, 11/25/38 (e)	2,717
1,909	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,045
1,510	Series 2009-10, Class 1A1, VAR, 2.429%, 09/25/33 (e)	1,538
1,464	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,548
2,230	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,360
665	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	681
10,018	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	10,376
9,733	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	10,269
284	Series 2011-3, Class 1A1, VAR, 0.273%, 02/25/47 (e)	283
1,131	Series 2011-10, Class 4A1, VAR, 0.394%, 02/25/46 (e) (i)	1,083
	Citigroup Mortgage Loan Trust, Inc.,
435	Series 2003-1, Class 2A5, 5.250%, 10/25/33	445
171	Series 2003-1, Class PO3, PO, 09/25/33	147
29	Series 2003-1, Class WA2, 6.500%, 06/25/31	30
34	Series 2003-1, Class WPO2, PO, 06/25/31	31
71	Series 2003-UP3, Class A3, 7.000%, 09/25/33	74
202	Series 2003-UST1, Class A1, 5.500%, 12/25/18	212
29	Series 2003-UST1, Class PO1, PO, 12/25/18	27
48	Series 2003-UST1, Class PO2, PO, 12/25/18	43
16	Series 2003-UST1, Class PO3, PO, 12/25/18	15
563	Series 2004-UST1, Class A3, VAR, 2.525%, 08/25/34	572
333	Series 2004-UST1, Class A6, VAR, 4.434%, 08/25/34	337
338	Series 2005-1, Class 2A1A, VAR, 2.833%, 04/25/35	276
968	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,010
899	Series 2005-5, Class 1A2, VAR, 2.557%, 08/25/35	624
2,622	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,596
	Credit Suisse First Boston Mortgage Securities Corp.,
1,174	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,223
667	Series 2003-21, Class 1A4, 5.250%, 09/25/33	695
2,379	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,480
983	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,011
719	Series 2003-29, Class 1A1, 6.500%, 12/25/33	772
488	Series 2003-29, Class 5A1, 7.000%, 12/25/33	524
1,162	Series 2003-AR15, Class 3A1, VAR, 2.801%, 06/25/33	1,157
1,056	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,128
731	Series 2004-5, Class 3A1, 5.250%, 08/25/19	752

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,117	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,172
170	Series 2004-8, Class 3A5, 5.500%, 12/25/34	171
2,487	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	566
1,893	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	404
1,901	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,001
	CSMC,
1,150	Series 2010-16, Class A3, VAR, 4.067%, 06/25/50 (e)	1,124
2,250	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	2,194
475	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	474
572	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	595
18,248	Series 2010-11R, Class A6, VAR, 1.204%, 06/28/47 (e)	17,236
305	Series 2010-12R, Class 14A1, VAR, 2.808%, 09/26/46 (e)	305
584	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	588
439	Series 2010-15R, Class 7A2, VAR, 1.352%, 10/26/37 (e)	434
3,255	Series 2011-1R, Class A1, VAR, 1.193%, 02/27/47 (e)	3,240
1,126	Series 2011-6R, Class 3A1, VAR, 2.832%, 07/28/36 (e)	1,097
2,962	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	2,948
5,122	Series 2011-9R, Class A1, VAR, 2.193%, 03/27/46 (e)	5,148
3,981	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	4,064
1,846	Series 2012-2R, Class 2A1, VAR, 2.766%, 03/27/47 (e) (i)	1,772
4,654	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	4,674
641	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.645%, 02/25/20	665
325	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.334%, 04/26/37 (e)	318
	First Horizon Alternative Mortgage Securities Trust,
1,394	Series 2004-AA4, Class A1, VAR, 2.354%, 10/25/34	1,386
386	Series 2005-AA5, Class 1A2, VAR, 2.452%, 07/25/35	53
825	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	785
9,856	Series 2007-FA4, Class 1A2, IF, IO, 5.457%, 08/25/37	1,812
	First Horizon Mortgage Pass-Through Trust,
101	Series 2003-7, Class 2A1, 4.500%, 09/25/18	104
128	Series 2003-8, Class 2A1, 4.500%, 09/25/18	131
2,013	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,088
457	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	459
671	Series 2004-AR7, Class 2A2, VAR, 2.557%, 02/25/35	679
1,160	Series 2005-AR1, Class 2A2, VAR, 2.657%, 04/25/35	1,173
	Freedom Trust,
142	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	143
1,689	Series 2011-4, Class A18, VAR, 4.362%, 03/25/37 (e)	1,706
	GMACM Mortgage Loan Trust,
690	Series 2003-AR1, Class A4, VAR, 3.388%, 10/19/33	711
2,085	Series 2003-AR2, Class 2A4, VAR, 3.477%, 12/19/33	2,106
106	Series 2003-J7, Class A10, 5.500%, 11/25/33	110
754	Series 2003-J7, Class A7, 5.000%, 11/25/33	767
120	Series 2003-J8, Class A, 5.250%, 12/25/33	125
982	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,040
2,318	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,459
701	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	723
23	Series 2005-AR3, Class 3A3, VAR, 3.353%, 06/19/35	22
3,424	Series 2005-AR3, Class 3A4, VAR, 3.353%, 06/19/35	3,313

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	GSMPS Mortgage Loan Trust,
608	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	639
294	Series 2004-4, Class 1AF, VAR, 0.593%, 06/25/34 (e)	264
585	Series 2005-RP2, Class 1AF, VAR, 0.543%, 03/25/35 (e)	497
3,464	Series 2005-RP3, Class 1AF, VAR, 0.543%, 09/25/35 (e)	2,978
1,575	Series 2005-RP3, Class 1AS, IO, VAR, 4.916%, 09/25/35 (e)	261
3,279	Series 2006-RP2, Class 1AS2, IF, IO, 4.977%, 04/25/36 (e)	504
	GSR Mortgage Loan Trust,
282	Series 2003-13, Class 1A1, VAR, 4.422%, 10/25/33	289
119	Series 2003-6F, Class A2, VAR, 0.593%, 09/25/32	113
1,355	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,349
109	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	110
2,173	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,299
3,281	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,430
349	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	345
513	Series 2005-5F, Class 8A3, VAR, 0.693%, 06/25/35	480
3,706	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,766
584	Series 2006-1F, Class 1AP, PO, 02/25/36	454
7,947	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,839
2,666	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,720
5,998	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	5,912
341	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.713%, 04/25/35	215
1,067	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	1,086
	Impac Secured Assets Trust,
1,150	Series 2006-1, Class 2A1, VAR, 0.543%, 05/25/36	1,128
2,238	Series 2006-2, Class 2A1, VAR, 0.543%, 08/25/36	2,201
	Indymac Index Mortgage Loan Trust,
7,856	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	1
280	Series 2006-AR3, Class 2A1A, VAR, 2.664%, 03/25/36	210
	JP Morgan Mortgage Trust,
546	Series 2004-A3, Class 4A1, VAR, 2.911%, 07/25/34	560
444	Series 2004-A4, Class 1A1, VAR, 3.006%, 09/25/34	456
244	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	252
1,336	Series 2005-A1, Class 3A4, VAR, 4.619%, 02/25/35	1,363
2,014	Series 2006-A2, Class 4A1, VAR, 2.956%, 08/25/34	2,007
1,662	Series 2006-A2, Class 5A2, VAR, 2.898%, 11/25/33	1,640
3,006	Series 2006-A2, Class 5A3, VAR, 2.898%, 11/25/33	3,072
666	Series 2006-A3, Class 6A1, VAR, 2.956%, 08/25/34	665
710	Series 2007-A1, Class 5A2, VAR, 3.002%, 07/25/35	729
654	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	650
33	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	32
	Lehman Mortgage Trust,
827	Series 2006-2, Class 1A1, VAR, 6.352%, 04/25/36	786
593	Series 2007-6, Class 1A8, 6.000%, 07/25/37	526
1,227	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,237
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.319%, 09/27/37 (e)	3,160
1,200	Series 2009-3, Class M3, VAR, 5.085%, 11/27/37 (e)	1,276
1,377	Series 2009-3, Class M4, VAR, 5.085%, 11/27/37 (e)	1,461
	MASTR Adjustable Rate Mortgages Trust,
197	Series 2004-3, Class 4A2, VAR, 2.440%, 04/25/34	197
53	Series 2004-4, Class 2A1, VAR, 2.015%, 05/25/34	48
545	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	561
2,857	Series 2004-13, Class 3A7, VAR, 2.632%, 11/21/34	2,971

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
281		Series 2004-15, Class 3A1, VAR, 3.244%, 12/25/34	274
		MASTR Alternative Loan Trust,
342		Series 2003-4, Class 2A1, 6.250%, 06/25/33	357
343		Series 2003-8, Class 3A1, 5.500%, 12/25/33	362
681		Series 2003-8, Class 5A1, 5.000%, 11/25/18	720
170		Series 2003-9, Class 8A1, 6.000%, 01/25/34	174
126		Series 2004-1, Class 30PO, PO, 02/25/34	99
637		Series 2004-3, Class 2A1, 6.250%, 04/25/34	650
271		Series 2004-3, Class 30PO, PO, 04/25/34	209
298		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	47
363		Series 2004-5, Class 30PO, PO, 06/25/34	325
168		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	32
170		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	34
1,648		Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,692
153		Series 2004-7, Class 30PO, PO, 08/25/34	112
586		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	125
353		Series 2004-10, Class 1A1, 4.500%, 09/25/19	361
2,816		Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	735
		MASTR Asset Securitization Trust,
276		Series 2003-2, Class 1A1, 5.000%, 03/25/18	285
109		Series 2003-2, Class 2A1, 4.500%, 03/25/18	111
570		Series 2003-3, Class 3A18, 5.500%, 04/25/33	588
84		Series 2003-4, Class 3A2, 5.000%, 05/25/18	87
154		Series 2003-4, Class 5A1, 5.500%, 05/25/33	164
180		Series 2003-8, Class 1A1, 5.500%, 09/25/33	187
191		Series 2003-9, Class 15PO, PO, 10/25/18	176
25		Series 2003-10, Class 15PO, PO, 11/25/18	24
23		Series 2003-11, Class 15PO, PO, 12/25/18	22
301		Series 2003-12, Class 6A1, 5.000%, 12/25/33	308
85		Series 2004-1, Class 30PO, PO, 02/25/34	70
87		Series 2004-3, Class PO, PO, 03/25/34	73
129		Series 2004-4, Class 3A1, 4.500%, 04/25/19	132
79		Series 2004-8, Class 1A1, 4.750%, 08/25/19	80
105		Series 2004-8, Class PO, PO, 08/25/19	98
67		Series 2004-9, Class 5A1, 5.250%, 09/25/19	69
1,205		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,268
3,109		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.543%, 05/25/35 (e)	2,598
1,575		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,260
		Merrill Lynch Mortgage Investors Trust,
790		Series 2003-A, Class 2A2, VAR, 1.281%, 03/25/28	791
246		Series 2003-A4, Class 2A, VAR, 2.727%, 07/25/33	254
886		Series 2003-A5, Class 2A6, VAR, 2.554%, 08/25/33	904
800		Series 2003-E, Class A1, VAR, 0.813%, 10/25/28	796
3,801		Series 2003-F, Class A1, VAR, 0.833%, 10/25/28	3,794
1,022		Series 2004-1, Class 2A1, VAR, 2.289%, 12/25/34	1,037
1,251		Series 2004-A4, Class A2, VAR, 2.498%, 08/25/34	1,296
1,352		Series 2004-D, Class A2, VAR, 1.181%, 09/25/29	1,363
911		Series 2004-E, Class A2A, VAR, 1.117%, 11/25/29	891
170		Series 2005-A1, Class 3A, VAR, 3.012%, 12/25/34	171
–	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
30		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	33
1,338		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.677%, 04/25/34	1,400
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF , 5,276.200%, 04/20/21	4

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MortgageIT Trust,
687	Series 2005-1, Class 1A1, VAR, 0.513%, 02/25/35	666
270	Series 2005-5, Class A1, VAR, 0.453%, 12/25/35	253
639	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	655
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
152	Series 2003-A1, Class A1, 5.500%, 05/25/33	155
52	Series 2003-A1, Class A2, 6.000%, 05/25/33	55
42	Series 2003-A1, Class A5, 7.000%, 04/25/33	44
14	Series 2003-A1, Class A7, 5.000%, 04/25/18	14
2,584	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	2,607
	Prime Mortgage Trust,
107	Series 2004-1, Class 2A3, 5.250%, 08/25/34	111
1,227	Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,347
571	Series 2005-4, Class 2PO, PO, 10/25/35	171
913	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.746%, 05/25/35	932
	RALI Trust,
163	Series 2001-QS19, Class A2, 6.000%, 12/25/16	165
46	Series 2002-QS16, Class A3, IF, 16.219%, 10/25/17	48
1,074	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,109
234	Series 2003-QR24, Class A5, 4.000%, 07/25/33	240
158	Series 2003-QS1, Class A6, 4.250%, 01/25/33	160
485	Series 2003-QS12, Class A2A, IF, IO, 7.407%, 06/25/18	55
212	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	17
2,962	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,802
905	Series 2003-QS13, Class A5, VAR, 0.843%, 07/25/33	853
5,375	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	122
759	Series 2003-QS14, Class A1, 5.000%, 07/25/18	775
582	Series 2003-QS18, Class A1, 5.000%, 09/25/18	599
711	Series 2003-QS19, Class A1, 5.750%, 10/25/33	759
161	Series 2003-QS3, Class A2, IF, 16.075%, 02/25/18	177
225	Series 2003-QS3, Class A8, IF, IO, 7.407%, 02/25/18	13
394	Series 2003-QS9, Class A3, IF, IO, 7.357%, 05/25/18	49
894	Series 2004-QA4, Class NB3, VAR, 4.110%, 09/25/34	865
354	Series 2004-QA6, Class NB2, VAR, 3.212%, 12/26/34	320
313	Series 2004-QS10, Class A6, 6.000%, 07/25/34	318
1,639	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,665
284	Series 2005-QA10, Class A31, VAR, 3.771%, 09/25/35	240
1,852	Series 2005-QA6, Class A32, VAR, 3.731%, 05/25/35	1,301
527	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	449
	RBSSP Resecuritization Trust,
1,106	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,200
398	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	421
588	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	602
832	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	861
1,466	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,569
1,756	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,805
2,414	Series 2012-3, Class 3A1, VAR, 0.343%, 09/26/36 (e) (i)	2,283
12,007	Series 2012-6, Class 2A1, VAR, 0.353%, 10/26/36 (e) (i)	11,196
20	Resecuritization Pass-Through Trust, Series 2004-28R, Class A1, 5.500%, 08/25/33	20
	Residential Asset Securitization Trust,
49	Series 2002-A13, Class A4, 5.250%, 12/25/17	51
274	Series 2003-A13, Class A3, 5.500%, 01/25/34	282
74	Series 2003-A14, Class A1, 4.750%, 02/25/19	76

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
457	Series 2003-A5, Class A1, 5.500%, 06/25/33	478
791	Series 2004-IP2, Class 1A1, VAR, 2.638%, 12/25/34	801
2,944	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	753
5,834	Series 2005-A2, Class A4, IF, IO, 4.857%, 03/25/35	1,069
1,004	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	948
658	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	590
	RFMSI Trust,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,562
130	Series 2003-S14, Class A4, PO, 07/25/18	123
352	Series 2003-S16, Class A3, 5.000%, 09/25/18	363
410	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	419
918	Series 2003-S4, Class A4, 5.750%, 03/25/33	929
16	Series 2004-S5, Class 1A9, 5.500%, 05/25/22	16
385	Series 2004-S6, Class 2A6, PO, 06/25/34	333
714	Series 2005-SA4, Class 1A1, VAR, 3.112%, 09/25/35	596
	RFSC Trust,
7	Series 2002-RM1, Class API, PO, 12/25/17	7
34	Series 2003-RM2, Class AP-3, PO, 05/25/33	27
3,508	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	3,713
	Salomon Brothers Mortgage Securities VII, Inc.,
1,077	Series 2003-HYB1, Class A, VAR, 3.096%, 09/25/33	1,096
49	Series 2003-UP2, Class PO1, PO, 12/25/18	44
	Sequoia Mortgage Trust,
1,553	Series 2003-1, Class 1A, VAR, 0.958%, 04/20/33	1,540
1,629	Series 2004-8, Class A1, VAR, 0.548%, 09/20/34	1,608
1,659	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,638
4,704	Series 2004-9, Class A1, VAR, 0.538%, 10/20/34	4,596
1,393	Series 2004-10, Class A1A, VAR, 0.508%, 11/20/34	1,388
	Springleaf Mortgage Loan Trust,
2,623	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,711
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,781
1,329	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,355
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,643
5,947	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	6,156
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,586
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,115
8,894	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	8,937
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,126
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,441
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	981
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	454
7,995	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	8,010
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,649
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,805
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,272
2,896	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.897%, 06/25/34	2,942
	Structured Asset Mortgage Investments II Trust,
1,804	Series 2004-AR5, Class 1A1, VAR, 0.858%, 10/19/34	1,814
3,725	Series 2005-AR5, Class A3, VAR, 0.448%, 07/19/35	3,710
3,090	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.708%, 12/25/33	3,123
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
48	Series 2002-10H, Class 1AP, PO, 05/25/32	41

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
97	Series 2003-8, Class 1A2, 5.000%, 04/25/18	99
241	Series 2003-16, Class A3, VAR, 0.693%, 06/25/33	234
381	Series 2003-32, Class 1A1, VAR, 5.488%, 11/25/33	406
863	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	871
421	Series 2003-33H, Class 1APO, PO, 10/25/33	358
955	Series 2003-34A, Class 3A3, VAR, 2.584%, 11/25/33	966
2,201	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,276
426	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	431
	Thornburg Mortgage Securities Trust,
199	Series 2003-4, Class A1, VAR, 0.833%, 09/25/43	193
211	Series 2004-1, Class II2A, VAR, 1.793%, 03/25/44	213
	Vericrest Opportunity Loan Transferee,
3,577	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	3,584
429	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e) (i)	439
8,016	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	8,070
6,248	Vericrest Opportunity Loan Trust, Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e) (i)	6,248
	WaMu Mortgage Pass-Through Certificates,
57	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	59
2,142	Series 2003-AR11, Class A6, VAR, 2.465%, 10/25/33	2,193
1,125	Series 2003-AR7, Class A7, VAR, 2.320%, 08/25/33	1,140
809	Series 2003-AR8, Class A, VAR, 2.457%, 08/25/33	831
3,065	Series 2003-AR9, Class 1A6, VAR, 2.429%, 09/25/33	3,139
820	Series 2003-AR9, Class 2A, VAR, 2.462%, 09/25/33	839
979	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,014
249	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	260
107	Series 2003-S7, Class A1, 4.500%, 08/25/18	108
4	Series 2003-S8, Class A4, 4.500%, 09/25/18	4
427	Series 2003-S8, Class A6, 4.500%, 09/25/18	433
2,600	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,725
83	Series 2003-S9, Class P, PO, 10/25/33	76
200	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	204
1,358	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	1,382
1,084	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,115
298	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	310
513	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	540
220	Series 2004-S1, Class 1A3, VAR, 0.593%, 03/25/34	218
3,664	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,813
263	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	164
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
326	Series 2005-1, Class 1A1, 5.500%, 03/25/35	330
9,908	Series 2005-2, Class 1A4, IF, IO, 4.857%, 04/25/35	1,768
1,232	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,195
186	Series 2005-4, Class DP, PO, 06/25/20	183
1,250	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,186
13,372	Series 2005-11, Class A4, IF, IO, 4.757%, 01/25/36	2,082
	Washington Mutual MSC Mortgage Pass-Through Certificates,
771	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	855
76	Series 2004-RA4, Class 1P, PO, 04/25/19	71
2,231	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,259
	Wells Fargo Mortgage-Backed Securities Trust,
379	Series 2003-17, Class APO, PO, 01/25/34	347
1,859	Series 2003-G, Class A1, VAR, 4.100%, 06/25/33	1,882

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
414	Series 2003-K, Class 1A1, VAR, 4.468%, 11/25/33	423
113	Series 2003-K, Class 1A2, VAR, 4.468%, 11/25/33	117
260	Series 2004-1, Class A11, PO, 02/25/34	233
211	Series 2004-B, Class A1, VAR, 4.947%, 02/25/34	215
364	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	368
1,500	Series 2004-EE, Class 2A1, VAR, 2.624%, 12/25/34	1,553
187	Series 2004-EE, Class 2A2, VAR, 2.624%, 12/25/34	194
791	Series 2004-EE, Class 3A1, VAR, 2.960%, 12/25/34	807
2,021	Series 2004-I, Class 1A1, VAR, 2.776%, 07/25/34	2,066
4,381	Series 2004-P, Class 2A1, VAR, 2.617%, 09/25/34	4,501
131	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	134
2,410	Series 2004-U, Class A1, VAR, 2.801%, 10/25/34	2,440
1,118	Series 2004-V, Class 1A1, VAR, 2.654%, 10/25/34	1,162
399	Series 2005-1, Class 2A1, 5.000%, 01/25/20	412
283	Series 2005-9, Class 1APO, PO, 10/25/35	238
442	Series 2005-13, Class A1, 5.000%, 11/25/20	454
530	Series 2005-AR16, Class 2A1, VAR, 2.715%, 02/25/34	542
1,052	Series 2005-AR8, Class 2A1, VAR, 2.726%, 06/25/35	1,082
1,816	Series 2007-7, Class A7, 6.000%, 06/25/37	1,829
1,141	Series 2007-11, Class A14, 6.000%, 08/25/37	1,151

		613,089

	Total Collateralized Mortgage Obligations (Cost $2,206,620)	2,291,301

Commercial Mortgage-Backed Securities — 5.0%
	A10 Securitization LLC,
3,181	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	3,218
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,685
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,103
	Banc of America Commercial Mortgage Trust,
2,555	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,859
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,217
755	Series 2006-5, Class A4, 5.414%, 09/10/47	840
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	746
800	Series 2005-3, Class AM, 4.727%, 07/10/43	846
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	542
	BB-UBS Trust,
3,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	2,936
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,919
	Bear Stearns Commercial Mortgage Securities Trust,
831	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	858
500	Series 2006-PW11, Class A4, VAR, 5.447%, 03/11/39	550
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.218%, 07/15/44	1,178
	COBALT CMBS Commercial Mortgage Trust,
2,196	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,421
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,232
	COMM Mortgage Trust,
6,091	Series 2012-CR2, Class XA, IO, VAR, 1.960%, 08/15/45	751
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,208
1,650	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,693
1,668	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	1,690
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.860%, 07/10/38	777
	DBRR Trust,
1,656	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,660

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
4,931	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	4,932
2,652	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,760
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,432
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,507
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,803
9,480	Series 2011-M2, Class A3, 3.764%, 07/25/21	10,056
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,365
5,051	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	5,088
4,800	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	4,813
8,734	Series 2012-M11, Class FA, VAR, 0.703%, 08/25/19	8,754
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,408
3,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	3,451
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,034
3,038	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	3,080
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,460
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,479
24,695	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.594%, 11/10/39 (e)	423
890	JP Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	891
1,172	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,193
	JP Morgan Chase Commercial Mortgage Securities Trust,
95,274	Series 2006-CB15, Class X1, IO, VAR, 0.103%, 06/12/43	643
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	615
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,134
28,038	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.622%, 05/25/39 (e)	732
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,663
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,743
61,491	Series 2006-C1, Class XCL, IO, VAR, 0.359%, 02/15/41 (e)	543
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,139
1,000	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,113
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.683%, 05/12/39	557
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,054
	Morgan Stanley Capital I Trust,
2,450	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,527
250	Series 2007-T27, Class A4, VAR, 5.647%, 06/11/42	287
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,324
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,550
	Morgan Stanley Re-REMIC Trust,
1,832	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,843
3,000	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,910
87	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	87
4,386	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,505
1,699	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	1,715
7,761	Series 2012-IO, Class AXA, 1.000%, 03/27/51	7,671
10,534	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	10,666
1,700	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,415
	NCUA Guaranteed Notes Trust,
2,460	Series 2010-C1, Class A2, 2.900%, 10/29/20	2,592

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
8,195		Series 2010-C1, Class APT, 2.650%, 10/29/20	8,569
4,165		NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	4,162
2,123		RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,059
3,173		RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	3,167
7,899		UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.352%, 05/10/45 (e)	1,157
3,175		UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,212
		UBS-Barclays Commercial Mortgage Trust,
1,300		Series 2012-C2, Class A4, 3.525%, 05/10/63	1,344
15,428		Series 2012-C2, Class XA, IO, VAR, 1.813%, 05/10/63 (e)	1,560
857		Series 2013-C6, Class A4, 3.244%, 04/10/46	860
2,991		VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,932
		Wachovia Bank Commercial Mortgage Trust,
1,107		Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,142
2,500		Series 2005-C22, Class A4, VAR, 5.290%, 12/15/44	2,723
130,868		Series 2006-C24, Class XC, IO, VAR, 0.103%, 03/15/45 (e)	493
3,000		Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,978
6,984		Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	6,988
		WFRBS Commercial Mortgage Trust,
1,250		Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,379
652		Series 2012-C6, Class A1, 1.081%, 04/15/45	655
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,245

		Total Commercial Mortgage-Backed Securities (Cost $207,304)	209,511

Mortgage Pass-Through Securities — 35.1%
		Federal Home Loan Mortgage Corp.,
204		ARM, 2.095%, 05/01/37	216
234		ARM, 2.221%, 10/01/36	250
297		ARM, 2.222%, 08/01/36	316
506		ARM, 2.240%, 10/01/36	541
213		ARM, 2.355%, 12/01/33	226
311		ARM, 2.370%, 05/01/36	333
29		ARM, 2.388%, 01/01/30	31
908		ARM, 2.456%, 03/01/37	975
161		ARM, 2.459%, 03/01/35	171
128		ARM, 2.554%, 10/01/37	136
284		ARM, 2.559%, 04/01/34	301
465		ARM, 2.640%, 11/01/36	496
373		ARM, 2.655%, 12/01/35	395
327		ARM, 2.703%, 11/01/36	349
299		ARM, 2.718%, 03/01/36	319
274		ARM, 2.755%, 02/01/37	293
245		ARM, 2.758%, 05/01/38	263
248		ARM, 2.846%, 09/01/36	264
174		ARM, 2.914%, 09/01/37	187
356		ARM, 2.931%, 04/01/38	383
213		ARM, 2.974%, 12/01/36	227
134		ARM, 2.978%, 07/01/37	142
178		ARM, 3.014%, 02/01/37	191
120		ARM, 3.060%, 02/01/37	128
1,145		ARM, 3.227%, 10/01/36	1,223
608		ARM, 3.438%, 03/01/36	657
669		ARM, 3.715%, 06/01/36	722
423		ARM, 5.018%, 01/01/35	457
80		ARM, 5.947%, 10/01/36	85
746		ARM, 6.117%, 11/01/36	793
86		ARM, 6.365%, 02/01/37	93
271		ARM, 6.425%, 11/01/36	288
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
151		3.500%, 05/01/19	159
2,132		4.000%, 07/01/18 - 05/01/19 (m)	2,247
430		4.500%, 10/01/18	452
182		5.000%, 12/01/18	193
9,608		5.500%, 06/01/17 - 01/01/24	10,388
1,856		6.000%, 06/01/17 - 03/01/22	1,966
469		6.500%, 02/01/17 - 03/01/22	507
198		7.000%, 03/01/17 - 07/01/17	213
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
35,974		3.500%, 01/01/32 - 09/01/32 (m)	37,556
3,499		4.000%, 02/01/32	3,714
2,911		5.500%, 04/01/27 - 03/01/28	3,187
646		6.000%, 01/01/14 - 02/01/24	702
1,421		6.500%, 05/01/22 - 01/01/28	1,577

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
267	4.000%, 10/01/33	281
16,500	4.500%, 09/01/40 - 05/01/41	17,567
18,083	5.000%, 05/01/36 - 08/01/40	19,704
5,049	5.500%, 01/01/33 - 03/01/40	5,459
787	6.000%, 11/01/28 - 12/01/33	877
5,039	6.500%, 05/01/24 - 03/01/38 (m)	5,737
1,117	7.000%, 07/01/29 - 10/01/36	1,297
116	7.500%, 09/01/38	141
32	8.500%, 08/01/30	33
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,269	7.500%, 01/01/32 - 12/01/36	1,492
793	10.000%, 10/01/30	929
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
30,009	3.500%, 10/01/32 - 06/01/42	31,407
16,594	4.000%, 09/01/32 - 10/01/42	17,578
5,132	5.500%, 02/01/18 - 12/01/35	5,468
5,663	6.000%, 02/01/33 - 04/01/36	6,137
6,045	6.500%, 11/01/36 - 10/17/38	6,732
155	7.000%, 12/01/14 - 08/01/47	168
72	10.500%, 07/20/21	78
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7	7.500%, 03/01/17 - 05/01/17	7
4	8.750%, 06/01/17	4
3	10.500%, 05/01/19	4
4	12.000%, 08/01/15 - 07/01/19	4
	Federal National Mortgage Association,
5,964	VAR, 0.654%, 01/01/23	5,979
615	ARM, 1.695%, 08/01/34	640
13	ARM, 1.904%, 03/01/19	13
256	ARM, 1.909%, 01/01/33	268
3,364	ARM, 2.023%, 01/01/35 (m)	3,566
519	ARM, 2.024%, 02/01/35	547
292	ARM, 2.042%, 02/01/35	310
508	ARM, 2.100%, 09/01/36	530
875	ARM, 2.106%, 05/01/35	933
251	ARM, 2.152%, 01/01/36	265
206	ARM, 2.217%, 04/01/34	216
107	ARM, 2.277%, 11/01/33	112
300	ARM, 2.294%, 08/01/34	319
614	ARM, 2.325%, 07/01/33	656
333	ARM, 2.330%, 06/01/34	349
390	ARM, 2.345%, 05/01/34	417
914	ARM, 2.367%, 04/01/35	974
556	ARM, 2.370%, 12/01/37	592
617	ARM, 2.378%, 04/01/35	657
197	ARM, 2.387%, 04/01/34	211
161	ARM, 2.397%, 05/01/35	170
319	ARM, 2.417%, 10/01/34	340
434	ARM, 2.495%, 11/01/33	460
117	ARM, 2.513%, 05/01/35	124
263	ARM, 2.521%, 06/01/35	279
579	ARM, 2.528%, 10/01/34	616
541	ARM, 2.555%, 10/01/34	574
350	ARM, 2.566%, 11/01/37	374
124	ARM, 2.622%, 01/01/34	131
302	ARM, 2.625%, 10/01/34	322
410	ARM, 2.665%, 02/01/34	435
446	ARM, 2.666%, 10/01/34	476
219	ARM, 2.669%, 09/01/35	234
328	ARM, 2.686%, 10/01/36	352
165	ARM, 2.697%, 01/01/38	176
314	ARM, 2.723%, 09/01/34	336
617	ARM, 2.782%, 06/01/36	661
390	ARM, 2.816%, 12/01/36	420
772	ARM, 2.817%, 07/01/37	827
23	ARM, 2.853%, 09/01/27	24
140	ARM, 2.869%, 07/01/37	149
333	ARM, 2.877%, 07/01/36	355
275	ARM, 2.901%, 11/01/36	295
336	ARM, 2.912%, 08/01/36	359
558	ARM, 2.935%, 09/01/33 - 12/01/36	596
6,109	ARM, 3.018%, 03/01/36	6,497
212	ARM, 3.187%, 10/01/36	226
73	ARM, 3.797%, 03/01/29	78
519	ARM, 4.914%, 07/01/33	556
1,624	ARM, 5.409%, 01/01/23	1,782
	Federal National Mortgage Association, 15 Year, Single Family,
605	3.500%, 08/01/18	638
1,035	4.000%, 07/01/18 - 12/01/18	1,101
2,563	4.500%, 07/01/18 - 09/01/20	2,775
2,182	5.000%, 12/01/16 - 08/01/24	2,348
4,522	5.500%, 11/01/18 - 11/01/23	4,882
7,735	6.000%, 06/01/16 - 07/01/24	8,407
1,575	6.500%, 09/01/13 - 02/01/24	1,734
859	7.000%, 12/01/16 - 08/01/21	926
48	7.500%, 03/01/17 - 10/01/17	52
23	8.000%, 06/01/15 - 01/01/16	24

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 20 Year, Single Family,
78,678	3.500%, 12/01/30 - 08/01/32 (m)	82,067
1,573	4.500%, 04/01/30	1,684
1,630	5.000%, 10/01/25	1,779
818	5.500%, 02/01/23 - 08/01/23	890
5,908	6.000%, 04/01/24 - 09/01/29	6,490
1,732	6.500%, 06/01/16 - 12/01/27	1,927
41	7.500%, 09/01/21	46
	Federal National Mortgage Association, 30 Year, FHA/VA,
66	6.000%, 09/01/33	74
4,710	6.500%, 02/01/29 - 08/01/39	5,448
223	7.000%, 10/01/28 - 02/01/33	264
57	8.000%, 06/01/28	66
16	8.500%, 03/01/30 - 06/01/30	19
229	9.000%, 05/01/18 - 06/01/31	262
11	10.000%, 07/01/19	11
11	10.500%, 11/01/18	11
22	11.000%, 04/01/19	23
	Federal National Mortgage Association, 30 Year, Single Family,
5,972	3.500%, 03/01/43	6,197
3,069	4.000%, 08/01/33 - 04/01/34	3,284
1,608	4.500%, 05/01/29 - 09/01/34	1,727
18,099	5.000%, 05/01/33 - 08/01/40	19,915
22,485	5.500%, 11/01/32 - 05/01/40	24,604
6,189	6.000%, 12/01/28 - 11/01/38	6,893
11,382	6.500%, 11/01/29 - 10/01/38	12,714
6,218	7.000%, 04/01/20 - 01/01/39	7,247
3,817	7.500%, 08/01/36 - 04/01/39	4,574
888	8.000%, 03/01/27 - 10/01/36	1,071
91	8.500%, 12/01/27 - 02/01/30	103
1	9.000%, 04/01/26	1
8	9.500%, 07/01/28	9
7	10.000%, 02/01/24	8
3	12.500%, 01/01/16	3
	Federal National Mortgage Association, Other,
5,000	VAR, 0.474%, 11/01/22	5,012
5,934	VAR, 0.494%, 11/01/22	5,948
15,200	VAR, 0.544%, 01/01/23	15,244
6,952	VAR, 0.554%, 01/01/23	6,979
4,967	VAR, 0.564%, 01/01/23	4,984
4,000	VAR, 0.584%, 02/01/23	4,021
5,959	VAR, 0.594%, 01/01/23	5,972
13,199	VAR, 0.634%, 10/01/22	13,245
3,000	VAR, 0.644%, 09/01/22	3,010
3,349	VAR, 0.754%, 08/01/22	3,360
2,300	VAR, 0.804%, 03/01/22	2,309
4,000	VAR, 0.814%, 04/01/22	4,010
5,000	VAR, 0.824%, 12/01/20	5,007
3,043	VAR, 0.944%, 01/01/19	3,056
4,000	VAR, 0.974%, 04/01/22	4,009
3,907	VAR, 1.004%, 03/01/22	3,965
418	VAR, 2.875%, 08/01/34	444
2,442	VAR, 6.070%, 11/01/18	2,646
9,000	06/01/20 - 06/01/63	9,710
5,500	1.400%, 07/01/17	5,556
1,983	1.470%, 12/01/19	1,958
3,972	1.580%, 01/01/20	3,940
2,000	1.690%, 12/01/19	1,980
8,359	1.940%, 01/01/17 - 07/01/19	8,495
5,000	1.990%, 01/01/17	5,047
2,830	2.000%, 12/01/20	2,778
25,500	2.010%, 07/01/19 - 06/01/20	25,385
10,152	2.030%, 08/01/19	10,291
4,600	2.100%, 06/01/19	4,715
8,212	2.140%, 04/01/19	8,450
4,262	2.150%, 01/01/23	4,138
6,874	2.190%, 05/01/19	7,079
4,441	2.200%, 07/01/19	4,567
8,405	2.340%, 12/01/22 - 01/01/23	8,270
2,510	2.360%, 06/01/19	2,592
17,559	2.370%, 07/01/19 - 12/01/22	17,550
1,984	2.380%, 11/01/22	1,960
6,000	2.400%, 12/01/22 - 02/01/23	5,931
5,949	2.410%, 11/01/22	5,869
3,425	2.420%, 12/01/22	3,393
2,000	2.450%, 06/01/19	2,083
6,253	2.460%, 02/01/23	6,214
2,982	2.470%, 09/01/22 - 11/01/22	2,950
1,428	2.490%, 10/01/17	1,496
5,500	2.500%, 04/01/23	5,363
4,181	2.510%, 10/01/22	4,179
14,000	2.520%, 10/01/22 - 05/01/23	13,824
11,897	2.530%, 10/01/22 - 12/01/22	11,878
10,897	2.600%, 06/01/22 - 10/01/22	10,990
5,000	2.620%, 10/01/17	5,261
1,998	2.640%, 04/01/23	2,000
10,320	2.650%, 08/01/22 - 03/01/23	10,331
8,910	2.670%, 07/01/22	9,004
8,820	2.690%, 10/01/17 - 07/01/22	9,070
2,943	2.740%, 05/01/22	3,007
6,869	2.750%, 03/01/22 - 07/01/22	7,072

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
7,000	2.760%, 06/01/22	7,159
10,995	2.790%, 06/01/22 - 07/01/22	11,259
5,269	2.800%, 03/01/18	5,584
5,250	2.830%, 07/01/22	5,387
8,381	2.860%, 05/01/22 - 08/01/22	8,615
9,067	2.900%, 05/01/22 - 09/01/22	9,349
3,934	2.940%, 05/01/22	4,071
6,923	2.965%, 09/01/17	7,351
2,394	2.970%, 11/01/18	2,541
3,000	2.980%, 06/01/22	3,086
2,524	2.990%, 02/01/22	2,632
7,969	3.000%, 05/01/22 - 02/01/43	8,048
4,927	3.020%, 05/01/22	5,123
12,904	3.030%, 12/01/21 - 01/01/22	13,480
3,500	3.040%, 12/01/18	3,738
2,460	3.080%, 05/01/22	2,569
7,968	3.090%, 01/01/22	8,362
2,000	3.100%, 05/01/22	2,090
13,500	3.110%, 07/01/18	14,477
8,740	3.120%, 01/01/22 - 05/01/22	9,161
1,956	3.130%, 01/01/22	2,054
9,438	3.140%, 02/01/22	9,866
3,854	3.200%, 02/01/22	4,052
2,628	3.230%, 11/01/20	2,792
5,146	3.240%, 01/01/22	5,436
1,989	3.270%, 11/01/20	2,112
2,972	3.280%, 10/01/20	3,163
2,000	3.290%, 10/01/20	2,132
4,100	3.350%, 11/01/20	4,380
3,692	3.360%, 10/01/20	3,951
3,600	3.370%, 11/01/20	3,853
2,830	3.380%, 01/01/18	3,061
966	3.383%, 10/01/20	1,038
2,000	3.390%, 08/01/17	2,152
8,288	3.430%, 09/01/20 - 11/01/21	8,887
2,500	3.480%, 12/01/20	2,689
24,394	3.500%, 02/01/33 - 06/01/43	25,292
6,703	3.505%, 09/01/20	7,232
4,963	3.521%, 12/01/20	5,371
9,910	3.540%, 01/01/18 - 10/01/20	10,697
1,970	3.590%, 12/01/20 - 10/01/21	2,125
2,893	3.600%, 09/01/20	3,134
13,251	3.620%, 09/01/20 (m)	14,381
1,500	3.630%, 01/01/18	1,632
2,967	3.680%, 09/01/20	3,229
14,766	3.730%, 06/01/18 (m)	16,332
6,366	3.740%, 07/01/20 - 08/01/20	6,956
26,985	3.770%, 01/01/21 - 09/01/21	29,538
2,600	3.800%, 08/01/20	2,843
2,417	3.810%, 01/01/19	2,633
7,638	3.820%, 06/01/17	8,291
6,200	3.830%, 12/01/21	6,783
1,918	3.840%, 09/01/20	2,086
2,434	3.860%, 07/01/21	2,676
3,000	3.870%, 01/01/21	3,300
5,000	3.890%, 09/01/21	5,507
3,582	3.930%, 07/01/20 - 01/01/21	3,958
4,000	3.940%, 07/01/21	4,419
20,175	3.950%, 07/01/20 - 07/01/21 (m)	22,305
2,970	3.960%, 08/01/20	3,286
5,859	3.970%, 06/01/21 - 07/01/21	6,482
2,000	3.980%, 11/01/16	2,081
2,332	3.990%, 07/01/21	2,586
27,652	4.000%, 11/01/33 - 07/01/42	29,545
3,000	4.020%, 06/01/21	3,326
1,600	4.040%, 10/01/20	1,778
3,911	4.050%, 08/01/21	4,348
8,000	4.060%, 07/01/21	8,906
7,907	4.066%, 07/01/20	8,828
2,300	4.070%, 10/01/21	2,562
11,170	4.080%, 11/01/26	11,592
1,926	4.120%, 04/01/20	2,146
2,401	4.130%, 07/01/20	2,678
4,619	4.150%, 08/01/21	5,169
8,616	4.160%, 03/01/21 - 07/01/21	9,646
5,707	4.180%, 12/01/19	6,378
4,458	4.230%, 03/01/20	4,998
4,500	4.240%, 06/01/21	5,057
2,000	4.250%, 04/01/21	2,250
23,766	4.281%, 01/01/20 (m)	26,670
4,000	4.290%, 06/01/20	4,503
4,859	4.300%, 08/01/20 - 04/01/21	5,474
972	4.301%, 01/01/21	1,092
7,794	4.310%, 06/01/21	8,799
2,443	4.320%, 06/01/21	2,760
2,700	4.330%, 02/01/21 - 07/01/21	3,050
9,000	4.340%, 06/01/21	10,175
5,980	4.350%, 04/01/20 - 02/01/21	6,754
8,665	4.369%, 02/01/20 - 04/01/20	9,815
4,026	4.380%, 01/01/21 - 04/01/21	4,556
7,286	4.399%, 02/01/20	8,263
5,800	4.400%, 02/01/20	6,559
5,947	4.480%, 02/01/21 - 06/01/21	6,770
153	4.500%, 08/01/33	163

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4,816	4.530%, 12/01/19	5,552
4,403	4.540%, 01/01/20	5,009
3,643	4.552%, 08/01/26	4,080
4,875	4.640%, 01/01/21	5,579
2,933	4.762%, 08/01/26	3,368
4,091	4.970%, 02/01/31	4,495
2,013	5.000%, 04/01/22 - 01/01/36	2,251
2,587	5.500%, 03/01/17 - 04/01/38	2,747
4,512	6.000%, 02/01/36 - 11/01/39	4,803
502	6.500%, 10/01/35 - 06/01/36	566
3,405	7.000%, 12/01/36 - 10/01/46	3,734
17	10.195%, 06/15/21	17
4	11.000%, 08/20/20	4
63	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	66
	Government National Mortgage Association II, 30 Year, Single Family,
1,089	5.500%, 09/20/39	1,191
12,516	6.000%, 09/20/38 - 08/20/39	13,673
2,790	6.500%, 10/20/33 - 01/20/39	3,316
20	7.500%, 02/20/28 - 09/20/28	25
30	8.000%, 06/20/26 - 10/20/27	38
17	8.500%, 03/20/25 - 05/20/25	19
	Government National Mortgage Association II, Other,
114	4.433%, 05/20/63	130
1,993	4.462%, 05/20/63	2,248
548	6.000%, 11/20/38	590
992	6.500%, 09/20/34	1,111
	Government National Mortgage Association, 15 Year, Single Family,
227	6.000%, 06/15/18	242
41	7.000%, 09/15/14 - 10/15/16	44
46	7.500%, 11/15/17	50
74	8.000%, 01/15/16	76
	Government National Mortgage Association, 20 Year, Single Family,
468	6.500%, 08/15/22 - 11/15/23	518
51	7.000%, 08/15/23	59
	Government National Mortgage Association, 30 Year, Single Family,
85	6.375%, 08/15/26	95
2,886	6.500%, 10/15/27 - 04/15/33	3,313
2,483	7.000%, 09/15/31 - 03/15/37	2,971
65	7.500%, 11/15/22 - 01/15/33	70
9	8.000%, 09/15/22 - 04/15/28	10
13	9.000%, 02/15/30 - 01/15/31	14
707	9.500%, 10/15/24	808
5	11.000%, 01/15/21	6

	Total Mortgage Pass-Through Securities (Cost $1,445,128)	1,479,442

U.S. Government Agency Securities — 0.1%
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,187
	Federal National Mortgage Association,
3,000	Zero Coupon, 07/05/14	2,980
3,000	Zero Coupon, 06/01/17	2,862

	Total U.S. Government Agency Securities (Cost $6,630)	7,029

U.S. Treasury Obligations — 1.3%
350	U.S. Treasury Bonds, 8.500%, 02/15/20	509
	U.S. Treasury Notes,
470	1.375%, 11/30/18	475
1,500	1.500%, 08/31/18	1,530
4,000	2.625%, 08/15/20	4,282
1,000	2.625%, 11/15/20	1,068
1,737	3.125%, 05/15/19	1,923
950	3.375%, 07/31/13 (m)	955
22,000	3.500%, 02/15/18 (m)	24,570
7,500	3.500%, 05/15/20 (m)	8,489
	U.S. Treasury STRIPS,
3,000	02/15/15	2,984
129	02/15/16	127
486	02/15/17	473
2,000	05/15/18	1,897
700	05/15/19	647
4,339	05/15/20	3,881
500	08/15/20	444
1,000	05/15/21	862
150	02/15/25	110
200	08/15/28	126
500	02/15/29	307
650	11/15/30	371

	Total U.S. Treasury Obligations (Cost $55,226)	56,030

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Investment Trusts (REITs) — 0.2%
	Invitation Homes,
2,236	VAR, 0.500%, 03/15/15 (i)	2,225
7,764	VAR, 3.750%, 03/15/15	7,725

	Total Loan Assignments (Cost $10,000)	9,950

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
23,451	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $23,451)	23,451

	Total Investments — 100.9% (Cost $4,132,679)	4,257,483
	Liabilities in Excess of Other Assets — (0.9)%	(39,668)

	NET ASSETS — 100.0%	$4,217,815

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2013.
(m)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,834
Aggregate gross unrealized depreciation	(27,030)

Net unrealized appreciation/depreciation	$124,804

Federal income tax cost of investments	$4,132,679

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$39,995	$140,774		$180,769
Collateralized Mortgage Obligations
Agency CMO	—	1,648,955	29,257		1,678,212
Non-Agency CMO	—	458,352	154,737		613,089

Total Collateralized Mortgage Obligations	—	2,107,307	183,994		2,291,301

Commercial Mortgage-Backed Securities	—	164,154	45,357		209,511
Mortgage Pass-Through Securities	—	1,470,437	9,005		1,479,442
U.S. Government Agency Securities	—	7,029	—		7,029
U.S. Treasury Obligations	—	56,030	—		56,030
Loan Assignment
Financials	—	7,725	2,225		9,950
Short-Term Investment
Investment Company	23,451	—	—		23,451

Total Investments in Securities	$23,451	$3,852,677	$381,355	*	$4,257,483

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $381,355,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Mortgage- Backed Securities Fund	Balance as of 02/28/13	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$134,643		$(1)	$(54)	$137	$15,195	$(20,741)	$31,541	$(19,946)	$140,774
Collateralized Mortgage Obligations
Agency CMO	94,969	—	(a)	(1,451)	(1,613)	1,790	(140)	4,305	(68,603)	29,257
Non-Agency CMO	133,818	152		(860)	(1,540)	20,646	(9,109)	32,462	(20,832)	154,737
Commercial Mortgage-Backed Securities	56,411	—		(60)	(265)	47	(4,065)	—	(6,711)	45,357
Loan Assignments - Financials	—	—		(11)	—	2,236	—	—	—	2,225
Mortgage Pass-Through Securities	25,980	—		(139)	—	9,145	—	(25,981)	—	9,005

Total	$445,821	$151		$(2,575)	$(3,281)	$49,059	$(34,055)	$42,327	$(116,092)	$381,355

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,575,000).

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.6% (t)
	Alabama — 0.8%
	Other Revenue — 0.8%
3,000	Chatom Industrial Development Board, Solid Waste Disposal Facilities, PowerSouth Energy Corp., Series B, Rev., 4.000%, 08/01/15	3,177
1,000	City of Mobile Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	1,023

	Total Alabama	4,200

	Alaska — 1.0%
	General Obligation — 0.4%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,318

	Housing — 0.2%
1,105	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	1,150

	Other Revenue — 0.4%
1,995	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	2,000

	Total Alaska	5,468

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.6%
2,910	Pinal County, COP, 5.250%, 12/01/19	3,116

	Hospital — 0.8%
1,000	Gila County IDA, Cobre Valley Community Hospital Project, Rev., ACA, 6.000%, 12/01/20	1,001
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,308

		4,309

	Housing — 0.0% (g)
245	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., GNMA/FNMA, 5.650%, 07/01/39	250

	Water & Sewer — 0.6%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,333

	Total Arizona	11,008

	Arkansas — 0.7%
	Housing — 0.1%
430	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	468

	Special Tax — 0.6%
145	City of Fayetteville, Sales & Use Tax Capital Improvement, Rev., AGM, 4.250%, 11/01/25	151
175	City of Rogers, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	187
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,040

		3,378

	Total Arkansas	3,846

	California — 3.2%
	General Obligation — 1.1%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,133
3,000	Escondido Union High School District, Election 2008, Series A, GO, AGC, Zero Coupon, 08/01/23	2,106
2,500	San Diego Community College District, GO, 5.000%, 08/01/28	2,933

		6,172

	Housing — 0.6%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,481
480	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	497
1,385	State of California, Veterans, GO, 4.900%, 12/01/25	1,414

		3,392

	Other Revenue — 1.2%
2,275	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,411
1,000	Los Angeles County Public Works Financing Authority, Multiple Capital Projects II, Rev., 5.000%, 08/01/29	1,129
750	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	844

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,360

		6,744

	Water & Sewer — 0.3%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,286

	Total California	17,594

	Colorado — 1.7%
	Certificate of Participation/Lease — 0.1%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	742

	General Obligation — 0.7%
2,925	Douglas County School District No. Re-1, GO, 5.250%, 12/15/20	3,610

	Hospital — 0.5%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,590

	Housing — 0.4%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
50	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	50
115	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	118
75	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	76
913	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	966
	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program,
701	Series A, Rev., AMT, GNMA/FNMA, 5.350%, 06/01/39	738
345	Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	361

		2,309

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	138
35	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	37

		175

	Total Colorado	9,426

	Connecticut — 1.1%
	Other Revenue — 1.1%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
800	Series A, Rev., 4.000%, 11/15/19	865
1,385	Series A, Rev., 5.000%, 11/15/16	1,571
1,560	Series A, Rev., 5.250%, 11/15/23	1,826
1,500	Series A, Rev., 5.250%, 11/15/24	1,742

	Total Connecticut	6,004

	Delaware — 0.6%
	Housing — 0.6%
	Delaware State Housing Authority, Senior Single Family Mortgage,
2,515	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	2,739
450	Series D-1, Rev., AMT, 4.625%, 01/01/23	456

	Total Delaware	3,195

	District of Columbia — 2.4%
	Housing — 0.0% (g)
200	District of Columbia Housing Finance Agency, Single Family Mortgage, Series B, Rev., AMT, 5.625%, 06/01/35	202

	Other Revenue — 0.9%
	District of Columbia, Income Tax,
2,355	Series A, Rev., 5.000%, 12/01/18	2,823
1,720	Series B, Rev., 5.250%, 12/01/29	2,067

		4,890

	Transportation — 1.5%
3,000	Metropolitan Washington Airports Authority, Airport System, Series A, Rev., AMT, 5.500%, 10/01/21	3,506
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,705

		8,211

	Total District of Columbia	13,303

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — 8.2%
	Certificate of Participation/Lease — 0.9%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,737

	Education — 1.0%
	Capital Projects Finance Authority, Student Housing, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,388
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,884

		5,272

	General Obligation — 0.2%
1,250	Florida State Board of Education, Public Education Capital Outlay, Series C, GO, 5.000%, 06/01/24	1,361

	Housing — 1.5%
825	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	818
1,390	Escambia County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,418
1,625	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,737
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
585	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	605
675	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	673
335	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	348
865	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	894
	Pinellas County Housing Finance Authority, Multi-County Program,
1,055	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	1,113
455	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36	471

		8,077

	Other Revenue — 2.4%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24 (w)	942
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,755	Series B, Rev., GNMA, 4.500%, 01/01/29	1,883
1,335	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,444
2,900	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	3,458
2,500	Miami-Dade County, Special Obligation, Subseries A, Rev., 5.000%, 10/01/30	2,763
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,175
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,704

		13,369

	Utility — 1.1%
5,000	City of Port St. Lucie Utility System, Rev., NATL-RE, 5.250%, 09/01/24	6,083

	Water & Sewer — 1.1%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,323

	Total Florida	45,222

	Georgia — 2.7%
	Certificate of Participation/Lease — 1.1%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	6,022

	General Obligation — 1.1%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,190

	Housing — 0.2%
1,200	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,231

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
500	Burke County Development Authority, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 01/01/40	495
1,000	Monroe County Development Authority, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 01/01/39	990

		1,485

	Total Georgia	14,928

	Hawaii — 0.9%
	General Obligation — 0.9%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,741
2,900	Series D, GO, 5.250%, 09/01/27	3,422

	Total Hawaii	5,163

	Idaho — 0.1%
	Housing — 0.1%
	Idaho Housing & Finance Association, Single Family Mortgage,
475	Series A, Rev., 5.550%, 07/01/20	476
5	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	5
45	Series E-2, Rev., 5.950%, 07/01/14	45
25	Series H-2, Rev., FHA/VA MTGS, 6.050%, 07/01/14	25

	Total Idaho	551

	Illinois — 3.3%
	General Obligation — 1.2%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,211
3,000	Chicago Board of Education, Unlimited Tax, Series C, GO, 5.250%, 12/01/24	3,356
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,350

		6,917

	Housing — 1.1%
	City of Aurora, Single Family Mortgage,
689	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	742
849	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	911
	City of Chicago, Single Family Mortgage,
1,065	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	1,124
1,610	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	1,714
1,330	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	1,389
30	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA/FNMA, FHA/VA, 7.600%, 04/01/27	30

		5,910

	Other Revenue — 1.0%
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19	585
1,000	Series A, Rev., 5.000%, 05/15/20	1,163
	Railsplitter Tobacco Settlement Authority,
1,500	Rev., 5.000%, 06/01/19	1,754
1,500	Rev., 5.250%, 06/01/20	1,786

		5,288

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	18,215

	Indiana — 1.9%
	General Obligation — 0.2%
1,210	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	1,298

	Hospital — 0.4%
	Indiana Health & Educational Facility Financing Authority, Baptist Homes of Indiana,
1,095	Rev., 5.000%, 11/15/15	1,180
1,000	Rev., 5.250%, 11/15/25	1,036

		2,216

	Housing — 0.1%
585	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	596

	Other Revenue — 0.4%
450	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	482

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,425

		1,907

	Water & Sewer — 0.8%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,472

	Total Indiana	10,489

	Iowa — 0.1%
	Housing — 0.1%
610	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	647

	Kansas — 0.2%
	Housing — 0.2%
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
370	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	379
525	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	546
360	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	387

	Total Kansas	1,312

	Louisiana — 1.4%
	Hospital — 0.0% (g)
315	St. Tammany Public Trust Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	315

	Housing — 0.7%
1,430	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	1,499
413	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	432
1,210	Jefferson Parish Home Mortgage Authority, Single Family Mortgage, Series C, Rev., GNMA/FNMA, 4.500%, 12/01/13 (p)	1,232
530	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	531

		3,694

	Other Revenue — 0.7%
445	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	474
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,445

		3,919

	Total Louisiana	7,928

	Maine — 0.1%
	Other Revenue — 0.1%
475	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	514

	Maryland — 1.7%
	General Obligation — 1.5%
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,017
3,000	Series B, GO, 5.000%, 03/01/19	3,625

		8,642

	Housing — 0.2%
410	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	424
385	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	397
100	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 06/01/13 (p)	100

		921

	Total Maryland	9,563

	Massachusetts — 6.2%
	Education — 0.6%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,085

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,137
1,060	Rev., 5.000%, 10/15/17	1,190

		3,412

	General Obligation — 2.3%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,114
7,925	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/28	9,832

		12,946

	Housing — 1.1%
3,725	Boston Housing Authority, Capital Program, Rev., AGM, 5.000%, 04/01/16	4,107
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	307
	New Bedford Housing Authority, Capital Funding Program,
725	Series A, Rev., 3.750%, 10/01/13	733
750	Series A, Rev., 3.900%, 10/01/14	783

		5,930

	Other Revenue — 1.0%
2,500	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., 5.000%, 08/15/26	2,970
2,000	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	2,482

		5,452

	Water & Sewer — 1.2%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,337

	Total Massachusetts	34,077

	Michigan — 3.8%
	Education — 0.9%
4,000	University of Michigan Regents, Series C, Rev., 5.000%, 04/01/18	4,754

	General Obligation — 0.2%
1,000	Detroit City School District, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,145

	Hospital — 0.5%
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,594

	Housing — 0.4%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,098

	Other Revenue — 0.8%
1,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/30	1,157
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,955
1,255	Wayne County Airport Authority, Detroit Metropolitan Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,385

		4,497

	Water & Sewer — 1.0%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	5,851

	Total Michigan	20,939

	Minnesota — 3.8%
	General Obligation — 1.0%
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,407

	Housing — 1.4%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
1,946	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	2,039
211	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	219
1,230	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,232
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living Home Programs,
1,496	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	1,575
1,805	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	1,931
585	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., AMT, 5.500%, 01/01/38	619

		7,615

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.4%
885	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	948
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
1,670	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,782
700	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	753
955	Minnesota Housing Finance Agency, Series D, Rev., FHLMC, 4.000%, 07/01/40	1,046
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,203
1,070	Rev., 5.250%, 08/01/25	1,259
825	Rev., 5.250%, 08/01/26	948

		7,939

	Total Minnesota	20,961

	Mississippi — 0.9%
	Housing — 0.6%
3,165	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	3,327

	Other Revenue — 0.3%
1,610	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,718

	Total Mississippi	5,045

	Missouri — 1.3%
	Housing — 0.9%
	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program,
1,690	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	1,816
370	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	381
830	Series D, Rev., AMT, GNMA, 6.000%, 03/01/36	873
1,005	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,076
760	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	816

		4,962

	Transportation — 0.4%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,340

	Total Missouri	7,302

	Montana — 0.0% (g)
	Housing — 0.0% (g)
160	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	165

	Nebraska — 0.3%
	Housing — 0.1%
320	Nebraska Investment Finance Authority, Single Family Housing, Series C, Rev., 5.500%, 03/01/36	324

	Other Revenue — 0.2%
1,000	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	1,114

	Total Nebraska	1,438

	Nevada — 0.7%
	General Obligation — 0.2%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,448

	Housing — 0.2%
405	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	416
525	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	555

		971

	Other Revenue — 0.3%
1,495	Nevada System of Higher Education, Universities, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/19	1,650

	Total Nevada	4,069

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Hampshire — 1.2%
	Housing — 0.2%
1,155	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,282

	Other Revenue — 1.0%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,473
900	Rev., NATL-RE, 5.500%, 06/01/27	1,151

		5,624

	Total New Hampshire	6,906

	New Jersey — 2.0%
	General Obligation — 0.3%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,586

	Other Revenue — 1.3%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	520
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	293
	New Jersey Higher Education Student Assistance Authority,
1,300	Series 1, Rev., 5.000%, 12/01/16	1,457
500	Series 1A, Rev., AMT, 5.000%, 12/01/19 (w)	568
	Tobacco Settlement Financing Corp.,
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,281
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,863

		6,982

	Transportation — 0.4%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,475

	Total New Jersey	11,043

	New Mexico — 0.6%
	Housing — 0.6%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,545	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,578
465	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	493
1,400	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	1,514

	Total New Mexico	3,585

	New York — 7.6%
	Certificate of Participation/Lease — 2.3%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.500%, 05/15/20	6,063
5,900	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	6,789

		12,852

	Education — 1.0%
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/21	5,668

	General Obligation — 0.2%
830	New York City, Unrefunded Balance, Series D, GO, 5.000%, 11/01/22	883

	Housing — 0.3%
1,510	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	1,613

	Other Revenue — 2.7%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,467
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Resolution, Series EE, Rev., 5.000%, 06/15/29	3,474
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,977
3,000	Series B, Rev., 5.000%, 06/15/28	3,498
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, General Purpose, Series B, Rev., 5.000%, 11/15/29	1,163

		14,579

	Special Tax — 0.4%
2,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/24	2,382

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.7%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,735

	Total New York	41,712

	North Carolina — 2.8%
	Education — 1.0%
3,300	Board of Governors of the University of North Carolina, Appalachian State/UNC Charlotte, Series B1, Rev., 5.250%, 10/01/23	3,871
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,610

		5,481

	Housing — 0.6%
280	Asheville Housing Authority, Multi-Family Housing, Battery Park Apartments, Series A, Rev., GNMA, 3.900%, 08/20/15	283
	North Carolina Housing Finance Agency, Home Ownership,
520	Series 23-A, Rev., AMT, 5.000%, 07/01/36	530
720	Series 26-A, Rev., AMT, 5.500%, 01/01/38	750
1,705	Series 30-A, Rev., AMT, 5.500%, 01/01/39	1,769

		3,332

	Other Revenue — 0.5%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26 (w)	1,177
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,487

		2,664

	Water & Sewer — 0.7%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	4,033

	Total North Carolina	15,510

	North Dakota — 1.3%
	General Obligation — 0.3%
1,305	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, Rev., AMT, 4.500%, 01/01/35	1,412

	Housing — 0.3%
1,585	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	1,694

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,144

	Other Revenue — 0.3%
1,765	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	1,876

	Total North Dakota	7,126

	Ohio — 3.3%
	General Obligation — 1.5%
1,500	Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,900
5,000	Ohio State, Full Faith & Credit Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	6,170

		8,070

	Housing — 0.4%
175	Cuyahoga County, Multi-Family Housing Mortgage, Carter Manor Apartments Project, Rev., GNMA, 4.000%, 09/20/14	178
30	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	30
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
185	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	187
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	601
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,054

		2,050

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
30	Cleveland-Cuyahoga County Port Authority, Series B, Rev., 4.500%, 05/15/30	28
920	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	921
205	Cleveland-Cuyahoga County Port Authority, Council for Economic Opportunities Project, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	205

		1,154

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.9%
1,300	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,493
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,155
80	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	86
2,020	Ohio State, Parks & Recreation Capital Facilities, Lease Appropriation Parks & Recreation Improvement Fund Projects, Series A, Rev., 5.000%, 12/01/18	2,383

		5,117

	Water & Sewer — 0.3%
1,500	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	1,771

	Total Ohio	18,162

	Oklahoma — 1.0%
	Housing — 0.7%
105	IDK Partners III Trust, Mortgage Pass-Through Certificates, Series A, Rev., 5.100%, 08/01/23 (i)	105
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
1,755	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	1,804
595	Series A-2, Rev., GNMA, 5.700%, 04/01/36	602
1,435	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,534

		4,045

	Other Revenue — 0.3%
1,405	Oklahoma Development Finance Authority, Department of Corrections Project, Rev., 5.000%, 04/01/22	1,694

	Total Oklahoma	5,739

	Oregon — 1.9%
	General Obligation — 0.2%
1,000	City of Portland, River District Urban Renewal & Redevelopment, Tax Allocation, Series B, Rev., 5.000%, 06/15/18	1,155

	Housing — 1.0%
1,175	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,175
1,445	Multi-Family Housing, Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., VAR, 5.850%, 05/01/16	1,446
2,525	Oregon State Facilities Authority, Multi-Family Housing, Cascadian Terrace Apartments, Series A, Rev., VAR, LOC: Bank of the West, 5.100%, 11/01/17	2,532

		5,153

	Other Revenue — 0.7%
1,040	Oregon State Department of Administrative Services, Lottery, Series A, Rev., AGM, 5.000%, 04/01/26	1,176
2,590	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	2,813

		3,989

	Total Oregon	10,297

	Pennsylvania — 4.0%
	Education — 0.9%
4,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,778

	Housing — 0.0% (g)
275	Allegheny County Residential Finance Authority, Single Family Mortgage, Series TT, Rev., AMT, GNMA/FNMA, 5.750%, 05/01/37	279
30	Philadelphia Authority for Industrial Development, Senior Living, Arbor House Project, Series E, Rev., 4.700%, 07/01/13	30
20	Philadelphia Authority for Industrial Development, Senior Living, Rieder House Project, Series A, Rev., 4.700%, 07/01/13	20
25	Philadelphia Authority for Industrial Development, Senior Living, Saligman House Project, Series C, Rev., 4.700%, 07/01/13	25

		354

	Other Revenue — 2.4%
	Allegheny County Airport Authority,
3,000	Series 2B, Rev., FGIC, 5.000%, 01/01/18	3,401

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,500	Series A-1, Rev., 5.000%, 01/01/22	1,696
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply LLC Project, Series A, Rev., VAR, 3.000%, 09/01/15	3,117
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 01/01/21	1,185
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,315
1,250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	1,367

		13,081

	Resource Recovery — 0.7%
3,925	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	3,930

	Total Pennsylvania	22,143

	South Carolina — 1.9%
	Certificate of Participation/Lease — 0.5%
2,560	City of Columbia, Public Facilities Corp., Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/13 (p)	2,560

	General Obligation — 1.2%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,815

	Other Revenue — 0.2%
960	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,040

	Total South Carolina	10,415

	South Dakota — 0.3%
	Housing — 0.3%
1,510	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	1,603

	Tennessee — 3.5%
	General Obligation — 0.5%
2,660	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	2,696

	Housing — 1.2%
1,960	Memphis Health, Educational & Housing Facility Board, Multi-Family Housing, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 10/01/17	1,993
835	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	895
	Tennessee Housing Development Agency, Housing Finance Program,
2,040	Series A-1, Rev., 5.000%, 01/01/27	2,180
1,555	Series A-2, Rev., AMT, 4.200%, 07/01/25	1,658

		6,726

	Transportation — 0.2%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,165

	Utility — 0.5%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,338

	Water & Sewer — 1.1%
5,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	6,166

	Total Tennessee	19,091

	Texas — 8.5%
	General Obligation — 2.4%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,577
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,380
1,015	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/30	1,151
2,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	2,334
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,841

		13,283

	Housing — 1.1%
1,525	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	1,609

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — Continued
435	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., AMT, 4.400%, 03/01/28	436
1,218	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	1,273
2,515	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/39	2,570
440	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	461

		6,349

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
900	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	989
2,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.000%, 02/01/23	2,202

		3,191

	Other Revenue — 1.2%
1,685	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,818
4,175	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/26	4,747

		6,565

	Transportation — 1.9%
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,284
1,500	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,684
6,000	Texas Transportation Commission, State Highway Improvement, First Tier, Series A, Rev., 5.000%, 04/01/23	6,701

		10,669

	Utility — 0.2%
950	Harris County Cultural Education Facilities Finance Corp., Thermal Utility, Teco Project, Series A, Rev., 5.000%, 11/15/15	1,053

	Water & Sewer — 1.1%
5,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,808

	Total Texas	46,918

	Utah — 1.0%
	Certificate of Participation/Lease — 0.2%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,240

	Education — 0.8%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	4,006

	Housing — 0.0% (g)
40	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	40

	Total Utah	5,286

	Vermont — 0.2%
	Other Revenue — 0.2%
880	Vermont Housing Finance Agency, Series B, Rev., AMT, 4.125%, 11/01/42	912

	Virginia — 1.9%
	General Obligation — 0.7%
3,000	Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,646

	Other Revenue — 0.4%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,426

	Transportation — 0.8%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series C, Rev., 5.000%, 05/15/24	4,478

	Total Virginia	10,550

	Washington — 0.1%
	Other Revenue — 0.1%
500	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	582

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	West Virginia — 0.5%
	Other Revenue — 0.5%
2,690	West Virginia Economic Development Authority, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,055

	Wisconsin — 1.9%
	Education — 1.0%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	5,182

	General Obligation — 0.5%
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,728

	Other Revenue — 0.4%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,391

	Total Wisconsin	10,301

	Total Municipal Bonds (Cost $503,772)	533,508

SHARES
Investment Companies — 1.0%
	Illinois — 1.0%
389	Nuveen Premium Income Municipal Fund, Inc. (Cost $5,430)	5,377

Short-Term Investment — 1.1%
	Investment Company — 1.1%
5,858	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003% (b) (l) (m) (Cost $5,858)	5,858

	Total Investments — 98.7% (Cost $515,060)	544,743
	Other Assets in Excess of Liabilities — 1.3%	7,208

	NET ASSETS — 100.0%	$551,951

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,817
Aggregate gross unrealized depreciation	(2,134)

Net unrealized appreciation/depreciation	$29,683

Federal income tax cost of investments	$515,060

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$4,200	$—	$4,200
Alaska
General Obligation	—	2,318	—	2,318
Housing	—	1,150	—	1,150
Other Revenue	—	2,000	—	2,000

Total Alaska	—	5,468	—	5,468

Arizona
Certificate of Participation/Lease	—	3,116	—	3,116
Hospital	—	4,309	—	4,309
Housing	—	250	—	250
Water & Sewer	—	3,333	—	3,333

Total Arizona	—	11,008	—	11,008

Arkansas
Housing	—	468	—	468
Special Tax	—	3,378	—	3,378

Total Arkansas	—	3,846	—	3,846

California
General Obligation	—	6,172	—	6,172
Housing	—	3,392	—	3,392
Other Revenue	—	6,744	—	6,744

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Water & Sewer	$—	$1,286	$—	$1,286

Total California	—	17,594	—	17,594

Colorado
Certificate of Participation/Lease	—	742	—	742
General Obligation	—	3,610	—	3,610
Hospital	—	2,590	—	2,590
Housing	—	2,309	—	2,309
Prerefunded	—	175	—	175

Total Colorado	—	9,426	—	9,426

Connecticut
Other Revenue	—	6,004	—	6,004

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

Delaware
Housing	—	3,195	—	3,195
District of Columbia
Housing	—	202	—	202
Other Revenue	—	4,890	—	4,890
Transportation	—	8,211	—	8,211

Total District of Columbia	—	13,303	—	13,303

Florida
Certificate of Participation/Lease	—	4,737	—	4,737
Education	—	5,272	—	5,272
General Obligation	—	1,361	—	1,361
Housing	—	8,077	—	8,077
Other Revenue	—	13,369	—	13,369
Utility	—	6,083	—	6,083
Water & Sewer	—	6,323	—	6,323

Total Florida	—	45,222	—	45,222

Georgia
Certificate of Participation/Lease	—	6,022	—	6,022
General Obligation	—	6,190	—	6,190
Housing	—	1,231	—	1,231
Other Revenue	—	1,485	—	1,485

Total Georgia	—	14,928	—	14,928

Hawaii
General Obligation	—	5,163	—	5,163
Idaho
Housing	—	551	—	551
Illinois
General Obligation	—	6,917	—	6,917
Housing	—	5,910	—	5,910
Other Revenue	—	5,288	—	5,288
Transportation	—	100	—	100

Total Illinois	—	18,215	—	18,215

Indiana
General Obligation	—	1,298	—	1,298
Hospital	—	2,216	—	2,216
Housing	—	596	—	596
Other Revenue	—	1,907	—	1,907
Water & Sewer	—	4,472	—	4,472

Total Indiana	—	10,489	—	10,489

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
Housing	$—	$647	$—	$647
Kansas
Housing	—	1,312	—	1,312
Louisiana
Hospital	—	315	—	315
Housing	—	3,694	—	3,694
Other Revenue	—	3,919	—	3,919

Total Louisiana	—	7,928	—	7,928

Maine
Other Revenue	—	514	—	514

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

Maryland
General Obligation	—	8,642	—	8,642
Housing	—	921	—	921

Total Maryland	—	9,563	—	9,563

Massachusetts
Education	—	3,412	—	3,412
General Obligation	—	12,946	—	12,946
Housing	—	5,930	—	5,930
Other Revenue	—	5,452	—	5,452
Water & Sewer	—	6,337	—	6,337

Total Massachusetts	—	34,077	—	34,077

Michigan
Education	—	4,754	—	4,754
General Obligation	—	1,145	—	1,145
Hospital	—	2,594	—	2,594
Housing	—	2,098	—	2,098
Other Revenue	—	4,497	—	4,497
Water & Sewer	—	5,851	—	5,851

Total Michigan	—	20,939	—	20,939

Minnesota
General Obligation	—	5,407	—	5,407
Housing	—	7,615	—	7,615
Other Revenue	—	7,939	—	7,939

Total Minnesota	—	20,961	—	20,961

Mississippi
Housing	—	3,327	—	3,327
Other Revenue	—	1,718	—	1,718

Total Mississippi	—	5,045	—	5,045

Missouri
Housing	—	4,962	—	4,962
Transportation	—	2,340	—	2,340

Total Missouri	—	7,302	—	7,302

Montana
Housing	—	165	—	165
Nebraska
Housing	—	324	—	324
Other Revenue	—	1,114	—	1,114

Total Nebraska	—	1,438	—	1,438

Nevada
General Obligation	—	1,448	—	1,448
Housing	—	971	—	971

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$1,650	$—	$1,650

Total Nevada	—	4,069	—	4,069

New Hampshire
Housing	—	1,282	—	1,282
Other Revenue	—	5,624	—	5,624

Total New Hampshire	—	6,906	—	6,906

New Jersey
General Obligation	—	1,586	—	1,586
Other Revenue	—	6,982	—	6,982
Transportation	—	2,475	—	2,475

Total New Jersey	—	11,043	—	11,043

New Mexico
Housing	—	3,585	—	3,585

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

New York
Certificate of Participation/Lease	—	12,852	—	12,852
Education	—	5,668	—	5,668
General Obligation	—	883	—	883
Housing	—	1,613	—	1,613
Other Revenue	—	14,579	—	14,579
Special Tax	—	2,382	—	2,382
Transportation	—	3,735	—	3,735

Total New York	—	41,712	—	41,712

North Carolina
Education	—	5,481	—	5,481
Housing	—	3,332	—	3,332
Other Revenue	—	2,664	—	2,664
Water & Sewer	—	4,033	—	4,033

Total North Carolina	—	15,510	—	15,510

North Dakota
General Obligation	—	1,412	—	1,412
Housing	—	1,694	—	1,694
Industrial Development Revenue/Pollution Control Revenue	—	2,144	—	2,144
Other Revenue	—	1,876	—	1,876

Total North Dakota	—	7,126	—	7,126

Ohio
General Obligation	—	8,070	—	8,070
Housing	—	2,050	—	2,050
Industrial Development Revenue/Pollution Control Revenue	—	1,154	—	1,154
Other Revenue	—	5,117	—	5,117
Water & Sewer	—	1,771	—	1,771

Total Ohio	—	18,162	—	18,162

Oklahoma
Housing	—	3,940	105	4,045
Other Revenue	—	1,694	—	1,694

Total Oklahoma	—	5,634	105	5,739

Oregon
General Obligation	—	1,155	—	1,155
Housing	—	5,153	—	5,153

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$3,989	$—	$3,989

Total Oregon	—	10,297	—	10,297

Pennsylvania
Education	—	4,778	—	4,778
Housing	—	354	—	354
Other Revenue	—	13,081	—	13,081
Resource Recovery	—	3,930	—	3,930

Total Pennsylvania	—	22,143	—	22,143

South Carolina
Certificate of Participation/Lease	—	2,560	—	2,560
General Obligation	—	6,815	—	6,815

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

Other Revenue	—	1,040	—		1,040

Total South Carolina	—	10,415	—		10,415

South Dakota
Housing	—	1,603	—		1,603
Tennessee
General Obligation	—	2,696	—		2,696
Housing	—	6,726	—		6,726
Transportation	—	1,165	—		1,165
Utility	—	2,338	—		2,338
Water & Sewer	—	6,166	—		6,166

Total Tennessee	—	19,091	—		19,091

Texas
General Obligation	—	13,283	—		13,283
Housing	—	6,349	—		6,349
Industrial Development Revenue/Pollution Control Revenue	—	3,191	—		3,191
Other Revenue	—	6,565	—		6,565
Transportation	—	10,669	—		10,669
Utility	—	1,053	—		1,053
Water & Sewer	—	5,808	—		5,808

Total Texas	—	46,918	—		46,918

Utah
Certificate of Participation/Lease	—	1,240	—		1,240
Education	—	4,006	—		4,006
Housing	—	40	—		40

Total Utah	—	5,286	—		5,286

Vermont
Other Revenue	—	912	—		912
Virginia
General Obligation	—	3,646	—		3,646
Other Revenue	—	2,426	—		2,426
Transportation	—	4,478	—		4,478

Total Virginia	—	10,550	—		10,550

Washington
Other Revenue	—	582	—		582
West Virginia
Other Revenue	—	3,055	—		3,055
Wisconsin
Education	—	—	5,182		5,182

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
General Obligation	$—	$2,728	$—		$2,728
Other Revenue	—	2,391	—		2,391

Total Wisconsin	—	5,119	5,182		10,301

Total Municipal Bonds	—	528,221	5,287		533,508

Investment Company	5,377	—	—		5,377
Short-Term Investment
Investment Company	5,858	—	—		5,858

Total Investments in Securities	$11,235	$528,221	$5,287	*	$544,743

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $5,287,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Oklahoma — Housing	$109	$—	$—	$—	$—	$(4)	$—	$—	$105
Wisconsin — Education	5,186	—	(4)	—	—	—	—	—	5,182

	$5,295	$—	$(4)	$—	$—	$(4)	$—	$—	$5,287

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 32013, which were valued using significant unobservable inputs (Level 3) was approximately $(4,000).

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 7.9%
	Alabama — 0.3%
9,800	Columbia Industrial Development Board, Pollution Control, Alabama Power Company Project, Rev., VRDO, 0.080%, 06/03/13	9,800

	Georgia — 0.7%
21,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VRDO, 0.100%, 06/03/13	21,000

	Iowa — 0.4%
11,000	City of Iowa Act, Inc., Rev., VRDO, 0.250%, 06/03/13	11,000

	Kentucky — 0.4%
10,500	Louisville & Jefferson County Regional Airport Authority, Special Facilities, Series A, Class A, Rev., VRDO, 0.090%, 06/03/13	10,500

	Massachusetts — 0.1%
1,430	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.120%, 06/03/13	1,430

	Michigan — 3.1%
	Michigan State Housing Development Authority, Rental Housing,
32,980	Series A, Rev., VRDO, AMT, AGM, 0.310%, 06/03/13	32,980
56,740	Series C, Rev., VRDO, AMT, AGM, 0.310%, 06/03/13	56,740
730	University of Michigan, General, Series B, Rev., VRDO, 0.050%, 06/03/13	730

		90,450

	New York — 0.5%
9,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution, Series BB-2, Rev., VRDO, 0.110%, 06/03/13	9,000
4,385	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, 0.080%, 06/03/13	4,385

		13,385

	Ohio — 0.3%
1,290	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13	1,290
1,920	Montgomery County, Miami Valley Hospital, Series B, Rev., VRDO, 0.050%, 06/03/13	1,920
725	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank Trust, 0.080%, 06/03/13	725
	Ohio Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
725	Series 2008-C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.110%, 06/03/13	725
2,655	Series 2010-C, Rev., VRDO, LOC: UBS AG, 0.140%, 06/03/13	2,655

		7,315

	Tennessee — 1.4%
10,000	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/03/13	10,000
31,680	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/03/13	31,680

		41,680

	Texas — 0.4%
12,000	Brazos River Authority, Pollution Control, TXU Electric Company Project, Series D-2, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/03/13	12,000

	Washington — 0.3%
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley, 0.180%, 06/03/13 (e)	10,000

	Total Daily Demand Notes (Cost $228,560 )	228,560

Municipal Bonds — 12.9%
	Colorado — 0.6%
17,600	RBC Municipal Products, Inc. Trust, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.190%, 07/01/13	17,600

	Georgia — 2.7%
78,000	Dekalb County, GO, 2.000%, 12/31/13	78,770

	Massachusetts — 0.6%
9,725	City of Taunton, GO, BAN, 1.000%, 09/27/13	9,742

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
6,321	Town of Saugus, GO, 1.750%, 07/26/13	6,334

		16,076

	New Jersey — 5.5%
20,543	Bergen County, Borough of Edgewater, GO, BAN, 1.500%, 07/26/13	20,569
10,400	Burlington County Bridge Commission, Solid Waste Project, Rev., 2.000%, 10/08/13	10,455
9,026	City of New Brunswick, Middlesex County, GO, BAN, 1.500%, 06/25/13	9,031
100,000	State of New Jersey, Tax and Revenue, Series C, Rev., TRAN, 2.500%, 06/27/13	100,154
	Township of Montclair,
10,542	GO, 1.250%, 12/13/13	10,576
1,450	GO, 1.250%, 12/13/13	1,455
5,795	Township of Voorhees, County of Camden, Series A, GO, BAN, 1.500%, 03/31/14	5,844

		158,084

	New York — 2.0%
8,630	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/28/13	8,634
18,500	Clinton County, Northern Adirondack Central School District at Ellenburg, GO, BAN, 1.500%, 08/02/13	18,530
9,000	Onondaga County, Liverpool Central School District, Series A, GO, RAN, 1.250%, 07/05/13	9,005
10,000	Schenectady City School District, GO, 1.500%, 01/17/14	10,050
13,000	Suffolk County, Copiague Union Free School District, GO, TAN, 1.500%, 06/19/13	13,007

		59,226

	Ohio — 1.5%
17,000	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	17,176
2,000	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	2,006
25,500	Dayton City School District, Refunding, School Facilities Construction and Improvement Notes, GO, 0.750%, 10/15/13	25,543

		44,725

	Total Municipal Bonds (Cost $374,481 )	374,481

Municipal Commercial Paper — 1.9%
	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.230%, 07/31/13 (m)	22,000
	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 94, 0.230%, 08/21/13	34,000

	Total Municipal Commercial Paper (Cost $56,000 )	56,000

Semi-Annual Demand Note — 0.8%
	North Carolina — 0.8%
23,190	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.240%, 10/02/13 (Cost $23,190)	23,190

Weekly Demand Notes — 66.9%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Rev., VRDO, BHAC-CR FSA, 0.170%, 06/07/13	10,890

	Alaska — 0.6%
16,590	Deutsche Bank Spears/Lifers Trust Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.170%, 06/07/13	16,590

	Arizona — 0.7%
20,365	Puttable Floating Option Tax-Exempt Receipts, Series PT-4605, Rev., VRDO, LIQ: PB Capital Corp., 0.170%, 06/07/13	20,365

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/13	15,000

	California — 2.9%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.370%, 06/07/13 (e)	17,900

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.150%, 06/07/13	15,000
32,135	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.500%, 06/07/13	32,135
2,585	Southern California Public Power Authority, Transmission Project, Series A, Rev., VRDO, AGM, 0.140%, 06/07/13 (p)	2,585
15,805	Wells Fargo Stage Trust, Floater Certificates, Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/13	15,805

		83,425

	Colorado — 2.8%
	Denver City & County, Airport,
7,100	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.180%, 06/07/13	7,100
12,600	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.180%, 06/07/13	12,600
	Deutsche Bank Spears/Lifers Trust Various States,
20,000	Rev., VRDO, LIQ: Deutsche Bank AG, 0.190%, 06/07/13	20,000
20,005	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deustche Bank AG, 0.170%, 06/07/13	20,005
21,180	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.150%, 06/07/13	21,180

		80,885

	Connecticut — 0.5%
15,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Rev., VRDO, 0.130%, 06/07/13	15,000

	Delaware — 1.2%
3,355	Delaware State Housing Authority, MERLOTS, Rev., VRDO, 0.430%, 06/07/13	3,355
32,080	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.130%, 06/07/13	32,080

		35,435

	District of Columbia — 0.7%
13,150	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/07/13	13,150
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.150%, 06/07/13	7,500

		20,650

	Florida — 3.8%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/13	17,800
25,000	Deutsche Bank Spears/Lifers Trust Various States, Series DB-459, Rev., VRDO, FSA, LIQ: Deutsche Bank AG, 0.190%, 06/07/13	25,000
15,560	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/07/13	15,560
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.230%, 06/07/13 (i)	13,460
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/13	11,270
26,720	Wells Fargo Stage Trust, Series 39Z, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.130%, 06/07/13	26,720

		109,810

	Georgia — 2.3%
15,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.200%, 06/07/13	15,000
31,525	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.130%, 06/07/13	31,525
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.180%, 06/07/13	8,045
11,345	Municipal Electric Authority of Georgia, Series SGC-32, Class A, Rev., VRDO, FGIC-TCRS, LOC: Societe Generale, LIQ: Societe Generale, 0.150%, 06/07/13	11,345

		65,915

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Illinois — 3.2%
	Deutsche Bank Spears/Lifers Trust Various States,
7,325	Series DB-494, Rev., FGIC, LIQ: Deutsche Bank AG, 0.220%, 06/07/13	7,325
13,896	Series DBE-660, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.250%, 06/07/13	13,896
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/07/13	31,420
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/13	10,000
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.280%, 06/07/13	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, LIQ: Societe Generale, 0.150%, 06/07/13	4,000
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.270%, 06/07/13	7,300

		91,936

	Indiana — 0.1%
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/13	4,100

	Kansas — 0.9%
25,900	City of Wichita, Airport Facility, FlightSafety Internation Inc., Rev., VRDO, 0.130%, 06/07/13	25,900

	Louisiana — 0.2%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.270%, 06/07/13	4,600

	Maine — 1.5%
	Maine State Housing Authority,
15,000	Series B, Rev., VRDO, 0.210%, 06/07/13	15,000
17,540	Series G, Rev., VRDO, AMT, 0.170%, 06/07/13	17,540
10,300	Maine State Housing Authority, Mortgage, Series D-3, Rev., VRDO, AMT, 0.170%, 06/07/13	10,300

		42,840

	Maryland — 1.7%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 06/07/13	7,925
25,500	Maryland Community Development Administration, Department of Housing & Community Development Multi-Family Housing, Residential, Series J, Rev., VRDO, FHA, 0.110%, 06/07/13	25,500
15,465	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/13	15,465

		48,890

	Massachusetts — 1.4%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.210%, 06/07/13 (i)	16,050
10,975	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, GO, VRDO, AMBAC, LOC: Societe Generale, LIQ: Societe Generale, 0.140%, 06/07/13	10,975
14,400	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.210%, 06/07/13 (i)	14,400

		41,425

	Michigan — 6.2%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.190%, 06/07/13	7,575
9,800	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.190%, 06/07/13	9,800
7,500	Series 3317, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.190%, 06/07/13	7,500
12,815	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.270%, 06/07/13	12,815
595	Kent Hospital Finance Authority, Spectrum Health System, Subseries B-3, Rev., VRDO, 0.130%, 06/07/13	595
100	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/07/13	100
155	Michigan Higher Education Facilities Authority, Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/07/13	155

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
20,585	Michigan State Building Authority, Series ROCS-RR-II-R-717PB, Rev., VRDO, AGM-CR, FGIC, LIQ: PB Capital Corp., 0.200%, 06/07/13	20,585
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
8,600	Rev., VRDO, 0.210%, 06/07/13 (i)	8,600
11,200	Rev., VRDO, 0.210%, 06/07/13 (i)	11,200
1,000	Rev., VRDO, 0.210%, 06/07/13 (i)	1,000
9,425	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.130%, 06/07/13	9,425
	Michigan State Housing Development Authority, Single Family Housing,
2,155	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.140%, 06/07/13	2,155
21,700	Series D, Rev., VRDO, AMT, 0.140%, 06/07/13	21,700
4,000	Michigan State Housing Development Authority, Single Family Mortgage, Series E, Rev., VRDO, AMT, 0.130%, 06/07/13	4,000
2,315	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/07/13	2,315
20,000	RBC Municipal Products Inc. Trust, Floater Certificates, Series L-30, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.170%, 06/07/13	20,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.170%, 06/07/13	20,580
18,750	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.170%, 06/07/13	18,750

		178,850

	Minnesota — 0.5%
3,535	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.180%, 06/07/13	3,535
12,450	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.130%, 06/07/13	12,450

		15,985

	Mississippi — 0.4%
13,105	Mississippi Hospital Equipment & Facilities Authority, Series 1, Rev., VRDO, 0.120%, 06/07/13	13,105

	New Jersey — 1.5%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/07/13	6,550
37,580	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Z, Rev., VRDO, 0.120%, 06/07/13	37,580

		44,130

	New York — 7.4%
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Class A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.190%, 06/07/13	20,000
21,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/07/13	21,000
11,165	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.150%, 06/07/13	11,165
22,400	New York Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.130%, 06/07/13	22,400
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/07/13	101,850
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 06/07/13	36,900

		213,315

	North Carolina — 1.6%
12,135	City of Raleigh, Rev., VRDO, 0.220%, 06/07/13 (i)	12,135
7,300	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/13	7,300
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley, 0.150%, 06/07/13	5,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	North Carolina — Continued
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.240%, 06/07/13 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industriel et Commercial, 0.160%, 06/07/13	9,800

		46,235

	North Dakota — 0.3%
10,000	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Class A, Rev., VRDO, 0.170%, 06/07/13	10,000

	Ohio — 2.9%
620	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.120%, 06/07/13	620
740	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/13	740
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
900	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.120%, 06/07/13	900
125	Series J, Rev., VRDO, AMT, 0.130%, 06/07/13	125
51,200	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series I, GO, VRDO, 0.170%, 06/07/13	51,200
25,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-808, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.380%, 06/07/13	25,560
2,450	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.130%, 06/07/13	2,450
1,230	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 06/07/13	1,230

		82,825

	Other Territories — 5.0%
14,875	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.170%, 06/07/13	14,875
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,005	Series M015, Class A, Rev., VRDO, FHLMC, 0.160%, 06/07/13	9,005
49,733	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/13	49,733
17,610	Series M023, Class A, Rev., VRDO, FHLMC, 0.140%, 06/07/13	17,610
17,945	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.180%, 06/07/13	17,945
23,775	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.390%, 06/07/13	23,775
11,845	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.180%, 06/07/13	11,845

		144,788

	Pennsylvania — 0.9%
13,145	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders Trust Co., 0.170%, 06/07/13	13,145
14,165	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.140%, 06/07/13	14,165

		27,310

	Puerto Rico — 0.9%
26,000	Puerto Rico Electric Power Authority, Trust Receipts, Class A, Rev., VRDO, AGM, LOC: Societe Generale, LIQ: Societe Generale, 0.280%, 06/07/13	26,000

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/07/13	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Series G, Rev., VRDO, LOC: Depfa Bank plc, 0.140%, 06/07/13	18,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.190%, 06/07/13	9,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Tennessee — Continued
11,345	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Rev., VRDO, LOC: Citibank N.A., 0.140%, 06/07/13	11,345

		20,345

	Texas — 5.5%
13,695	County of Harris, Class A, Rev., VRDO, LOC: Societe Generale, LIQ: Societe Generale, 0.160%, 06/07/13	13,695
25,500	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.130%, 06/07/13	25,500
	Deutsche Bank Spears/Lifers Trust Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/07/13	37,780
11,250	Series DBE-1168, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 06/07/13	11,250
13,935	Montgomery Country Housing Finance Corp., Multi-Family Housing, Rev., VRDO, AMT, LOC: Citibank N.A., 0.140%, 06/07/13	13,935
11,665	North Central Texas Health Facilities Development Corp., Baylor Health Care System Project, Class A, Rev., VRDO, 0.130%, 06/07/13	11,665
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.270%, 06/07/13	5,200
15,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/13	15,000
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.250%, 06/07/13 (i)	12,500
12,000	Texas State Municipal Securities Trust Receipts, Class A, GO, VRDO, LIQ: Societe Generale, 0.150%, 06/07/13	12,000

		158,525

	Utah — 0.4%
	Utah Housing Corp., Single Family Mortgage,
6,430	Series D-1, Class I, Rev., VRDO, 0.140%, 06/07/13	6,430
3,775	Series F-1, Class I, Rev., VRDO, 0.140%, 06/07/13	3,775

		10,205

	Virginia — 2.1%
	Norfolk EDA, Sentra Healthcare,
10,900	Rev., VRDO, 0.240%, 06/07/13 (i)	10,900
9,245	Rev., VRDO, 0.240%, 06/07/13 (i)	9,245
	Virginia Housing Development Authority, MERLOTS,
8,050	Series B-16, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/13	8,050
19,995	Series B-18, Class B, Rev., VRDO, 0.180%, 06/07/13	19,995
12,750	Series C-42, Rev., VRDO, 0.180%, 06/07/13	12,750

		60,940

	Washington — 0.3%
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 06/07/13	9,985

	Wisconsin — 3.4%
16,795	Wells Fargo Stage Trust, Floater Certificates, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/13	16,795
	Wisconsin Housing & EDA,
39,670	Series A, Rev., VRDO, 0.190%, 06/07/13	39,670
4,350	Series C, Rev., VRDO, 0.190%, 06/07/13	4,350
12,075	Series C, Rev., VRDO, 0.480%, 06/07/13	12,075
16,000	Series C, Rev., VRDO, 0.480%, 06/07/13	16,000
9,930	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/13	9,930

		98,820

	Wyoming — 0.7%
20,000	City of Gillette, Pollution Control, Rev., VRDO, LOC: Royal Bank of Scotland, 0.150%, 06/07/13	20,000

	Total Weekly Demand Notes (Cost $1,939,419 )	1,939,419

SHARES
Variable Rate Demand Preferred Shares — 9.5%
35,400	BlackRock MuniHoldings New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.330%, 06/07/13 # (e)	35,400

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — Continued
42,500	BlackRock MuniHoldings New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.330%, 06/07/13 # (e)	42,500
27,500	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.330%, 06/07/13 # (e)	27,500
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley, 0.220%, 06/07/13 # (e)	15,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.200%, 06/07/13 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.220%, 06/07/13 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.260%, 06/07/13 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.200%, 06/07/13 # (e)	8,600
19,000	Nuveen Pennsylvania Premium Income Municipal Fund II, Inc., LIQ: Citibank N.A., 0.220%, 06/07/13 # (e)	19,000
22,000	Nuveen Premier Insured Municipal Income Fund, Inc., LIQ: Citibank N.A., 0.220%, 06/07/13 # (e)	22,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.220%, 06/07/13 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $275,800 )	275,800

	Total Investments — 99.9% (Cost $2,897,450)*	2,897,450
	Other Assets in Excess of Liabilities — 0.1%	2,930

	NET ASSETS — 100.0%	$2,900,380

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

†	Filed for bankruptcy on November 8, 2010.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,897,450	$—	$2,897,450

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 99.2%
	California — 0.5%
	General Obligation — 0.5%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,167

	Colorado — 2.1%
	Prerefunded — 2.1%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,340
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,779

	Total Colorado	5,119

	Florida — 0.4%
	Transportation — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,094

	Hawaii — 0.7%
	Water & Sewer — 0.7%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,661

	Illinois — 1.6%
	General Obligation — 0.9%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,217

	Water & Sewer — 0.7%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,710

	Total Illinois	3,927

	Kansas — 1.0%
	Prerefunded — 1.0%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	995
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,368

	Total Kansas	2,363

	Louisiana — 0.7%
	Prerefunded — 0.7%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,620

	New York — 0.7%
	General Obligation — 0.5%
985	New York City, Unrefunded Balance, Series E, GO, AGM, 5.000%, 11/01/17	1,048

	Prerefunded — 0.2%
515	New York City, Prerefunded Balance, Series E, GO, AGM, 5.000%, 11/01/14 (p)	549

	Total New York	1,597

	Ohio — 89.4%
	Certificate of Participation/Lease — 5.1%
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., 5.000%, 10/01/22	2,014
2,030	Series B, Rev., 5.250%, 04/01/15	2,207
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund, Series A, Rev., 5.000%, 10/01/24	2,088
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,130
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., 5.250%, 10/01/20	2,412
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., 5.000%, 12/01/20	1,486

		12,337

	Education — 3.1%
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/13 (p)	180
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 06/01/14 (p)	1,052
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,997
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,489

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
1,500	University of Cincinnati, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,742

		7,460

	General Obligation — 35.7%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,776
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,228
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,709
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,237
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,286
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,165
1,000	Series B, GO, 5.000%, 12/01/25	1,160
	City of Cincinnati, Ohio Unlimited Tax Urban Redevelopment Improvement,
1,120	GO, 5.000%, 12/01/25	1,335
1,020	GO, 5.000%, 12/01/26	1,206
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,727
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,411
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,505
1,500	City of Columbus, Series A, GO, 5.000%, 07/01/25	1,775
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,152
214	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	218
	City of Columbus, Various Purpose,
1,000	Series 2012-1, GO, 5.000%, 07/01/20	1,227
1,135	Series 2012-7, GO, 5.000%, 12/01/21	1,400
1,315	Series 2012-7, GO, 5.000%, 12/01/24	1,645
1,385	Series 2012-7, GO, 5.000%, 12/01/25	1,726
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,364
1,030	City of Dublin, Various Purpose, Series A, GO, 4.000%, 12/01/16	1,147
1,445	City of New Albany, Various Purpose, GO, 5.000%, 12/01/27	1,668
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,142
1,000	GO, 5.000%, 12/01/25	1,136
1,000	City of Toledo School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/23	1,184
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,637
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,606
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,498
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	984
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,168
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,123
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,166
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,097
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,151
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,522
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,311
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,148
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,217
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21	1,583
1,000	New Albany Plain Local School District, Franklin & Licking Counties, Various Purpose, GO, 5.000%, 12/01/25	1,163
2,000	Olentangy Local School District, GO, AGM, 5.000%, 12/01/22 (p)	2,261
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,629
1,285	Solid Waste Authority of Central Ohio, Solid Waste Facilities Improvement, GO, 5.000%, 12/01/26	1,505

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,329
1,750	State of Ohio, Series A, GO, 5.375%, 09/01/23	2,065
	State of Ohio, Common Schools,
1,000	Series A, GO, 5.000%, 09/15/18	1,196
2,000	Series A, GO, 5.000%, 09/15/22	2,463
1,000	Series A, GO, 5.000%, 09/15/23	1,237
1,250	Series B, GO, 5.000%, 03/15/14 (p)	1,297
1,500	Series B, GO, 5.000%, 09/15/26	1,751
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,099
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, Rev., AGM, 5.000%, 10/01/15	1,103
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/14 (p)	1,554
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,556
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,872

		86,820

	Hospital — 3.4%
	Ohio Higher Educational Facility Commission, University Hospital Health System,
550	Series A, Rev., 5.000%, 01/15/24	604
1,000	Series A, Rev., 5.250%, 01/15/23	1,130
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,685
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,193
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,672

		8,284

	Housing — 3.6%
800	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	885
285	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15 (p)	296
280	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	289
35	Ohio Capital Corp. for Housing, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Series M, Rev., FHA, 5.900%, 02/01/14	35
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,123
500	Series A, Rev., AGM, 5.000%, 04/01/27	554
405	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	414
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COL, 4.850%, 05/20/21	1,484
335	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	339
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
400	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	416
1,035	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,074
1,345	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	1,388
475	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	497

		8,794

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
505	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	505

	Other Revenue — 16.7%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,690
	City of Cleveland, Parking Facilities,
680	Rev., AGM, 5.000%, 09/15/14	714
320	Rev., AGM, 5.000%, 09/15/14 (p)	339
930	Rev., AGM, 5.250%, 09/15/21	1,103

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
440	Rev., AGM, 5.250%, 09/15/21 (p)	550
1,000	City of Toledo, Waterworks, Series A, Rev., 5.000%, 11/15/25	1,165
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,477
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,476
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,144
1,000	Franklin County, Hospital Facilities, Ohio Health Corp., Rev., 5.000%, 05/15/27	1,161
1,000	Hamilton County, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,136
1,205	Hamilton County, Unrefunded Balance, GO, 5.000%, 12/01/15	1,314
300	Miami University, Rev., 5.000%, 09/01/19	359
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,156
1,220	Series B, Rev. , 5.000%, 10/01/24	1,402
2,000	Ohio State Turnpike Commission, Series A,
	Rev., 5.250%, 02/15/27	2,466
1,000	Ohio State University, General Receipts, Series A, Rev., 4.000%, 06/01/19	1,146
	Ohio State University, General Receipts, Prerefunded Balance,
85	Series D, Rev., 5.000%, 12/01/26 (p)	110
85	Series D, Rev., 5.000%, 12/01/27 (p)	110
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	582
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,370
1,915	Series D, Rev., 5.000%, 12/01/27	2,363
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	78
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,550	Series A, Rev., 5.000%, 12/01/17	2,824
1,235	Series A, Rev., 5.000%, 12/01/21	1,462
1,000	State of Ohio, Capital Facilities Lease Appropriation, Juvenile Correctional Building Fund Projects, Rev., 5.000%, 10/01/26	1,155
2,125	State of Ohio, Capital Facilities, Mental Health Facilities Improvement Project, Series A, Rev., 5.000%, 06/01/19	2,509
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,286
1,000	State of Ohio, Major Infrastructure Project, Series 2012-1, Rev., 5.000%, 12/15/22	1,215
1,500	State of Ohio, University Hospital Health System, Series A, Rev., 5.000%, 01/15/20	1,742
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,127

		40,731

	Prerefunded — 2.9%
1,015	City of Cleveland, GO, AMBAC, 5.250%, 12/01/14 (p)	1,090
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,148
145	Hamilton County, GO, 5.000%, 06/01/15 (p)	158
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,311
1,175	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,230

		6,937

	Special Tax — 1.6%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/13 (p)	1,025
	State of Ohio,
2,500	Series A, Rev., 5.000%, 04/01/18 (p)	2,971

		3,996

	Transportation — 8.0%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,368
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,614
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,101
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,657

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,213
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,300
1,185	Series A, Rev., 5.000%, 02/15/23	1,348
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14 (m)	5,345
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,449

		19,395

	Utility — 2.4%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,113
	City of Cleveland, Public Power Systems,
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,406
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,116
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,122
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,165

		5,922

	Water & Sewer — 6.7%
1,030	City of Akron, Sanitation Sewer System, Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,048
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,167
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,716
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,143
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,377
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	2,999
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,924
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,320
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,549

		16,243

	Total Ohio	217,424

	Texas — 2.1%
	General Obligation — 1.1%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,128
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/19	1,675

		2,803

	Prerefunded — 1.0%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,398

	Total Texas	5,201

	Total Municipal Bonds (Cost $224,983)	241,173

	Total Investments — 99.2% (Cost $224,983)	241,173
	Other Assets in Excess of Liabilities — 0.8%	1,973

	NET ASSETS — 100.0%	$243,146

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	—	Filed for bankruptcy on November 8, 2010.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,848
Aggregate gross unrealized depreciation	(658)
Net unrealized appreciation/depreciation	$16,190

Federal income tax cost of investments	$224,983

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$241,173	$—	$241,173

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 10.0%
	Ohio — 10.0%
2,705	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/03/13 (m)	2,705
775	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.060%, 06/03/13	775
	Ohio Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
1,470	Series 2008-C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.110%, 06/03/13	1,470
620	Series 2010-C, Rev., VRDO, LOC: UBS AG, 0.140%, 06/03/13	620

	Total Daily Demand Notes (Cost $5,570 )	5,570

Municipal Bonds — 13.6%
	Ohio — 13.6%
1,830	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	1,849
1,605	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	1,610
1,500	Dayton City School District, Refunding, School Facilities Construction and Improvement Notes, GO, 0.750%, 10/15/13	1,502
600	Franklin County, Hospital Facilities, Ohio Health Corp., Series C, Rev., VRDO, 0.570%, 06/03/13	600
1,010	State of Ohio, Infrastructure Improvement, Series A, GO, 5.000%, 09/01/13	1,022
1,000	Union Township (Clermont County), Various Purpose, GO, BAN, 1.000%, 09/11/13	1,002

	Total Municipal Bonds (Cost $7,585 )	7,585

Weekly Demand Notes — 76.4%
	Delaware — 1.7%
960	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.430%, 06/07/13	960

	Ohio — 58.4%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.190%, 06/07/13	2,785
1,000	Columbus Regional Airport Authority, Capital Funding, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/07/13	1,000
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.340%, 06/07/13	1,300
3,000	Deutsche Bank Spears/Lifers Trust Various States, Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.130%, 06/07/13	3,000
1,200	Franklin County, Hospital Facilities, Ohio Health Corp., Series B, Rev., VRDO, 0.130%, 06/07/13	1,200
1,450	Franklin County, Hospital Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/07/13	1,450
4,810	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/13	4,810
1,925	Hamilton County, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.150%, 06/07/13	1,925
675	Hancock County, Multi-Family Housing, Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.150%, 06/07/13	675
700	Montgomery County, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.120%, 06/07/13	700
2,750	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.140%, 06/07/13	2,750
470	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.280%, 06/07/13	470
1,000	Ohio Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series 2009-B, Rev., VRDO, LOC: UBS AG, 0.130%, 06/07/13	1,000
1,975	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series J, Rev., VRDO, 0.130%, 06/07/13	1,975

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
900	Ohio Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series 2006-B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/13	900
600	Ohio Water Development Authority, Water Development, The Timken Company Project, Rev., VRDO, LOC: Northern Trust Company, 0.120%, 06/07/13	600
1,900	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.130%, 06/07/13	1,900
2,155	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.150%, 06/07/13 (e)	2,155
2,023	Wood County, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 06/07/13	2,023

		32,618

	Puerto Rico — 16.3%
2,785	Commonwealth of Puerto Rico, Public Improvement, Series C-5-2, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.120%, 06/07/13	2,785
1,310	Deutsche Bank Spears/Lifers Trust Various States, Series DB-462, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.170%, 06/07/13 (e)	1,310
5,000	Puerto Rico Electric Power Authority, Trust Receipts, Class A, Rev., VRDO, AGM, LIQ: Societe Generale, LOC: Societe Generale, 0.280%, 06/07/13	5,000

		9,095

	Total Weekly Demand Notes (Cost $42,673 )	42,673

	Total Investments — 100.0% (Cost $55,828 )*	55,828
	Other Assets in Excess of Liabilities — 0.0% (g)	14

	NET ASSETS — 100.0%	$55,842

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
BAN	—	Bond Anticipation Note
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2013.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$55,828	$—	$55,828

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.5%
8,004	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.993%, 12/27/22 (e)	8,096
6,747	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.373%, 04/25/36	6,555
	Ally Auto Receivables Trust,
1,160	Series 2010-1, Class A4, 2.300%, 12/15/14	1,166
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,070
427	Series 2010-3, Class A3, 1.110%, 10/15/14	428
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,920
2,500	Series 2010-4, Class A4, 1.350%, 12/15/15	2,516
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,049
2,179	Series 2011-1, Class A3, 1.380%, 01/15/15	2,182
1,300	Series 2011-3, Class A3, 0.970%, 08/17/15	1,303
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,592
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,355
3,554	Series 2012-2, Class A3, 0.740%, 04/15/16	3,563
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,802
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,043
7,846	Series 2012-4, Class A3, 0.590%, 01/17/17	7,846
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,666
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,951
	American Credit Acceptance Receivables Trust,
1,636	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,646
12,711	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	12,783
5,023	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	5,023
5,245	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	5,241
	AmeriCredit Automobile Receivables Trust,
1,094	Series 2010-3, Class A3, 1.140%, 04/08/15	1,095
3,255	Series 2010-A, Class A3, 3.510%, 07/06/17	3,325
1,248	Series 2010-B, Class A3, 2.490%, 11/06/17	1,271
3,559	Series 2011-1, Class A3, 1.390%, 09/08/15	3,567
3,078	Series 2011-3, Class A3, 1.170%, 01/08/16	3,085
9,214	Series 2011-4, Class A3, 1.170%, 05/09/16	9,250
14,753	Series 2011-5, Class A3, 1.550%, 07/08/16	14,887
2,196	Series 2012-1, Class A2, 0.910%, 10/08/15	2,200
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,293
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,089
11,405	Series 2012-3, Class A3, 0.960%, 01/09/17	11,463
1,580	Series 2012-4, Class A3, 0.670%, 06/08/17	1,581
68	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.318%, 08/25/32	59
10,079	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	10,079
	Bank of America Auto Trust,
851	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	853
812	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	813
3,541	Series 2010-2, Class A4, 1.940%, 06/15/17	3,559
4,273	Series 2012-1, Class A3, 0.780%, 06/15/16	4,287
7,849	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e) (i)	7,849
	Bear Stearns Asset-Backed Securities Trust,
700	Series 2003-SD2, Class 2A, VAR, 2.959%, 06/25/43	715
674	Series 2006-SD1, Class A, VAR, 0.563%, 04/25/36	631

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
3,111	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	3,118
2,817	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,807
16,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	16,820
9,094	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	9,089
	CarMax Auto Owner Trust,
4,993	Series 2010-1, Class A4, 2.400%, 04/15/15	5,031
1,718	Series 2010-2, Class A3, 1.410%, 02/16/15	1,721
27,905	Series 2010-3, Class A4, 1.410%, 02/16/16	28,167
1,425	Series 2011-1, Class A3, 1.290%, 09/15/15	1,430
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,071
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,759
9,144	Series 2012-1, Class A3, 0.890%, 09/15/16	9,185
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,125
4,117	Series 2012-3, Class A3, 0.520%, 07/17/17	4,115
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,149
	CarNow Auto Receivables Trust,
309	Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	309
6,453	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	6,453
4,652	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,834
2,757	CFC LLC, Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	2,757
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,609
7,531	Series 2012-A, Class A3, 0.940%, 05/15/17	7,561
2,729	Series 2012-B, Class A3, 0.860%, 09/15/17	2,740
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,387
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	9,991
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.793%, 10/25/34	1,385
1,469	Series 2005-6, Class M1, VAR, 0.683%, 12/25/35	1,460
	CPS Auto Receivables Trust,
2,815	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,867
11,409	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	11,574
2,389	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	2,387
	CPS Auto Trust,
4,146	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	4,177
6,007	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	6,023
	Credit Acceptance Auto Loan Trust,
3,636	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,686
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,560
100	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	111
867	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.503%, 11/25/35	859
1,255	Discover Card Execution Note Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,257
5,081	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	5,084
	Exeter Automobile Receivables Trust,
4,485	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	4,497
3,590	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	3,584
21	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	22
4,388	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 04/16/18 (e)	4,416
	Ford Credit Auto Owner Trust,
12	Series 2010-B, Class A3, 0.980%, 10/15/14	12
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,285

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
3,122	Series 2011-B, Class A3, 0.840%, 06/15/15	3,128
10,500	Series 2011-B, Class A4, 1.350%, 12/15/16	10,619
7,364	Series 2012-A, Class A3, 0.840%, 08/15/16	7,392
1,898	Series 2013-A, Class A3, 0.550%, 07/15/17	1,896
13,230	GE Capital Credit Card Master Note Trust, Series 2012-6, Class A, 1.360%, 08/17/20	13,214
94	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.273%, 03/25/36	58
2,421	Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	2,428
	HLSS Servicer Advance Receivables Backed Notes,
6,952	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	6,967
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,347
9	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	9
	Honda Auto Receivables Owner Trust,
4,270	Series 2012-1, Class A3, 0.770%, 01/15/16	4,283
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,767
5,265	Series 2012-2, Class A3, 0.700%, 02/16/16	5,282
	HSBC Home Equity Loan Trust,
7,459	Series 2005-2, Class A1, VAR, 0.468%, 01/20/35	7,363
8,737	Series 2005-2, Class M1, VAR, 0.658%, 01/20/35	8,638
4,054	Series 2005-2, Class M2, VAR, 0.688%, 01/20/35	3,872
	HSBC Home Equity Loan Trust USA,
5,992	Series 2006-1, Class A1, VAR, 0.358%, 01/20/36	5,876
6,271	Series 2006-2, Class A1, VAR, 0.348%, 03/20/36	6,211
7,964	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	8,024
4,239	Series 2006-4, Class A3F, SUB, 5.630%, 03/20/36	4,297
471	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	470
107	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	107
6,127	Series 2007-3, Class APT, VAR, 1.398%, 11/20/36	6,114
	Huntington Auto Trust,
9,608	Series 2012-1, Class A3, 0.810%, 09/15/16	9,640
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,879
17,111	Series 2012-2, Class A3, 0.510%, 04/17/17	17,098
	Hyundai Auto Receivables Trust,
27	Series 2010-A, Class A3, 1.500%, 10/15/14	27
1,060	Series 2010-B, Class A3, 0.970%, 04/15/15	1,062
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,145
1,003	Series 2011-A, Class A3, 1.160%, 04/15/15	1,005
1,042	Series 2011-B, Class A3, 1.040%, 09/15/15	1,046
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,443
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,472
6,440	Series 2012-B, Class A3, 0.620%, 09/15/16	6,448
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,806
8,462	Series 2013-A, Class A3, 0.560%, 07/17/17	8,454
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,965
	John Deere Owner Trust,
7,660	Series 2012-A, Class A3, 0.750%, 03/15/16	7,678
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,924
1,455	Series 2012-B, Class A3, 0.530%, 07/15/16	1,454
5,560	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	5,557
	Mercedes-Benz Auto Receivables Trust,
450	Series 2010-1, Class A3, 1.420%, 08/15/14	450
3,486	Series 2012-1, Class A3, 0.470%, 10/17/16	3,483
1,026	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,124

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
652	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.443%, 03/25/33	465
814	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.293%, 12/25/31	735
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,678
10,127	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.548%, 12/07/20	10,156
	Nissan Auto Receivables Owner Trust,
727	Series 2010-A, Class A3, 0.870%, 07/15/14	727
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,508
4,978	Series 2012-A, Class A3, 0.730%, 05/16/16	4,992
1,798	Series 2012-A, Class A4, 1.000%, 07/16/18	1,811
2,642	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	2,627
31	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	30
	Resort Finance Timeshare Receivables Trust,
2,595	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	2,595
5,455	Series 2012-2, 5.750%, 09/05/18 (i)	5,455
	Santander Drive Auto Receivables Trust,
971	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	975
7,758	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,876
621	Series 2011-1, Class A3, 1.280%, 01/15/15	622
1,305	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,309
4,271	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	4,299
3,367	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	3,391
2,312	Series 2012-1, Class A2, 1.250%, 04/15/15	2,316
3,005	Series 2012-2, Class A2, 0.910%, 05/15/15	3,009
18,652	Series 2012-2, Class A3, 1.220%, 12/15/15	18,742
1,668	Series 2012-3, Class A3, 1.080%, 04/15/16	1,675
1,834	Series 2012-5, Class A2, 0.570%, 12/15/15	1,835
2,400	Series 2012-5, Class A3, 0.830%, 12/15/16	2,404
4,178	Series 2012-6, Class A3, 0.620%, 07/15/16	4,178
4,625	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	4,620
	SNAAC Auto Receivables Trust,
2,732	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	2,748
1,765	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,764
7,500	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e) (i)	7,533
9,140	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,049
	Stanwich Mortgage Loan Co. LLC,
14,897	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	14,925
17,078	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	17,105
11,224	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e) (i)	11,231
15,000	Station Place Securitization Trust, VAR, 1.559%, 02/25/15	15,000
3,354	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.463%, 06/25/35	3,349
	Toyota Auto Receivables Owner Trust,
209	Series 2010-C, Class A3, 0.770%, 04/15/14	209
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,377
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.599%, 10/15/15 (e)	4,665
3,942	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	3,943
2,817	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	2,811
4,675	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	4,693
17,369	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	17,334
12,078	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	12,232

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		World Omni Auto Receivables Trust,
6,426		Series 2010-A, Class A4, 2.210%, 05/15/15	6,464
5,558		Series 2012-A, Class A3, 0.640%, 02/15/17	5,566
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,758
3,598		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	3,612

		Total Asset-Backed Securities (Cost $893,490)	903,141

Collateralized Mortgage Obligations — 7.6%
		Agency CMO — 5.9%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
988		Series 31, Class Z, 8.000%, 04/25/24	1,132
140		Series 56, Class Z, 7.500%, 09/20/26	166
1		Federal Home Loan Mortgage Corp. Reference REMIC, Series R008, Class FK, VAR, 0.599%, 07/15/23	1
		Federal Home Loan Mortgage Corp. REMIC,
8		Series 2, Class Z, 9.300%, 03/15/19	9
5		Series 12, Class A, 9.250%, 11/15/19	5
12		Series 16, Class D, 10.000%, 10/15/19	13
22		Series 17, Class I, 9.900%, 10/15/19	25
36		Series 23, Class F, 9.600%, 04/15/20	40
14		Series 26, Class F, 9.500%, 02/15/20	16
3		Series 81, Class A, 8.125%, 11/15/20	3
16		Series 85, Class C, 8.600%, 01/15/21	17
11		Series 99, Class Z, 9.500%, 01/15/21	12
2		Series 159, Class H, 4.500%, 09/15/21	3
4		Series 189, Class D, 6.500%, 10/15/21	4
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
3		Series 1053, Class G, 7.000%, 03/15/21	4
8		Series 1056, Class KZ, 6.500%, 03/15/21	9
4		Series 1074, Class H, 8.500%, 05/15/21	5
14		Series 1082, Class C, 9.000%, 05/15/21	16
5		Series 1087, Class I, 8.500%, 06/15/21	6
20		Series 1125, Class Z, 8.250%, 08/15/21	23
17		Series 1142, Class IA, 7.000%, 10/15/21	20
2		Series 1169, Class G, 7.000%, 11/15/21	2
32		Series 1343, Class LA, 8.000%, 08/15/22	37
7		Series 1424, Class F, VAR, 1.517%, 11/15/22	7
157		Series 1480, Class LZ, 7.500%, 03/15/23	179
414		Series 1560, Class Z, 7.000%, 08/15/23	463
6		Series 1641, Class FA, VAR, 1.200%, 12/15/13	6
113		Series 1754, Class Z, 8.500%, 09/15/24	126
303		Series 1779, Class Z, 8.500%, 04/15/25	350
6		Series 1807, Class G, 9.000%, 10/15/20	6
687		Series 1888, Class Z, 7.000%, 08/15/26	776
613		Series 2358, Class PD, 6.000%, 09/15/16	648
763		Series 2363, Class PF, 6.000%, 09/15/16	805
375		Series 2390, Class CH, 5.500%, 12/15/16	395
913		Series 2418, Class MF, 6.000%, 02/15/22	992
174		Series 2425, Class JH, 6.000%, 03/15/17	186
680		Series 2453, Class BD, 6.000%, 05/15/17	725
433		Series 2458, Class OE, 6.000%, 06/15/17	461
290		Series 2496, Class BK, 5.500%, 09/15/17	309
231		Series 2503, Class TG, 5.500%, 09/15/17	247
249		Series 2508, Class AQ, 5.500%, 10/15/17	266
1,000		Series 2513, Class DB, 5.000%, 10/15/17	1,053
2,842		Series 2542, Class ES, 5.000%, 12/15/17	3,029
2,617		Series 2546, Class C, 5.000%, 12/15/17	2,788
43		Series 2575, Class KA, 5.000%, 11/15/17	43
3,020		Series 2600, Class MD, 5.500%, 06/15/32	3,094
1,128		Series 2635, Class MS, IF, IO, 7.551%, 02/15/18	62
4,292		Series 2638, Class JG, 5.000%, 02/15/33	4,560
4,778		Series 2638, Class MH, 5.000%, 04/15/32	4,874
614		Series 2641, Class KJ, 4.000%, 01/15/18	622
230		Series 2643, Class ME, 3.500%, 03/15/18	236
52		Series 2666, Class OC, 5.500%, 01/15/22	52
9,477		Series 2682, Class JG, 4.500%, 10/15/23	10,257
692		Series 2692, Class QD, 5.000%, 12/15/22	719

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,448	Series 2707, Class PE, 5.000%, 11/15/18	7,963
7,314	Series 2707, Class XE, 5.000%, 12/15/22	7,493
26,829	Series 2750, Class DE, 4.500%, 02/15/19	28,453
3,382	Series 2761, Class CB, 4.000%, 03/15/19	3,568
2,666	Series 2773, Class OB, 5.000%, 02/15/19	2,804
116	Series 2812, Class AB, 4.500%, 10/15/18	116
291	Series 2825, Class VP, 5.500%, 06/15/15	298
999	Series 2836, Class PX, 4.000%, 05/15/18	1,011
14,734	Series 2843, Class BC, 5.000%, 08/15/19	15,967
357	Series 2859, Class SA, IF, IO, 7.051%, 11/15/18	3
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,081
442	Series 2875, Class HA, 4.000%, 11/15/18	446
279	Series 2924, Class DA, 4.500%, 02/15/19	282
15	Series 2927, Class YN, 4.500%, 10/15/32	15
6,534	Series 2988, Class TY, 5.500%, 06/15/25	7,239
9,796	Series 2989, Class MU, IF, IO, 6.801%, 07/15/34	1,845
12,909	Series 2989, Class TG, 5.000%, 06/15/25	14,086
949	Series 2995, Class FT, VAR, 0.449%, 05/15/29	947
76	Series 3001, Class YN, 4.500%, 06/15/33	78
1,957	Series 3002, Class BN, 5.000%, 07/15/35	2,173
7,163	Series 3005, Class ED, 5.000%, 07/15/25	7,916
308	Series 3005, Class PV, IF, 12.416%, 10/15/33	359
127	Series 3047, Class OB, 5.500%, 12/15/33	131
4,143	Series 3305, Class IW, IF, IO, 6.251%, 04/15/37	767
32,182	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,489
6,041	Series 3429, Class S, IF, IO, 6.621%, 03/15/38	839
3,018	Series 3546, Class A, VAR, 2.719%, 02/15/39	3,069
8,752	Series 3562, Class KA, 4.000%, 11/15/22	8,935
1,903	Series 3564, Class JA, 4.000%, 01/15/18	2,001
5,194	Series 3572, Class JS, IF, IO, 6.601%, 09/15/39	821
12,348	Series 3609, Class SA, IF, IO, 6.141%, 12/15/39	2,094
11,477	Series 3657, Class NK, 4.000%, 08/15/27	11,723
41,263	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,125
9,158	Series 3784, Class S, IF, IO, 6.401%, 07/15/23	1,118
16,961	Series 3855, Class AM, 6.500%, 11/15/36	19,303
13,926	Series 3977, Class AB, 3.000%, 09/15/29	14,378
24,104	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,714
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association REMIC,
10	Series 1988-7, Class Z, 9.250%, 04/25/18	11
12	Series 1988-13, Class C, 9.300%, 05/25/18	14
9	Series 1988-15, Class A, 9.000%, 06/25/18	10
9	Series 1988-16, Class B, 9.500%, 06/25/18	10
8	Series 1989-2, Class D, 8.800%, 01/25/19	9
25	Series 1989-27, Class Y, 6.900%, 06/25/19	26
7	Series 1989-54, Class E, 8.400%, 08/25/19	8
7	Series 1989-66, Class J, 7.000%, 09/25/19	7
5	Series 1989-70, Class G, 8.000%, 10/25/19	5
80	Series 1989-72, Class E, 9.350%, 10/25/19	91
10	Series 1989-89, Class H, 9.000%, 11/25/19	12
4	Series 1989-96, Class H, 9.000%, 12/25/19	4

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8	Series 1990-7, Class B, 8.500%, 01/25/20	9
5	Series 1990-12, Class G, 4.500%, 02/25/20	6
83	Series 1990-19, Class G, 9.750%, 02/25/20	92
25	Series 1990-58, Class J, 7.000%, 05/25/20	28
25	Series 1990-61, Class H, 7.000%, 06/25/20	27
12	Series 1990-106, Class J, 8.500%, 09/25/20	14
6	Series 1990-109, Class J, 7.000%, 09/25/20	6
14	Series 1990-111, Class Z, 8.750%, 09/25/20	15
6	Series 1990-117, Class E, 8.950%, 10/25/20	7
8	Series 1990-123, Class G, 7.000%, 10/25/20	9
8	Series 1990-132, Class Z, 7.000%, 11/25/20	9
197	Series 1990-137, Class X, 9.000%, 12/25/20	226
3	Series 1991-53, Class J, 7.000%, 05/25/21	3
13	Series 1991-130, Class C, 9.000%, 09/25/21	16
1	Series 1992-96, Class B, PO, 05/25/22	1
1,569	Series 1992-131, Class KB, 8.000%, 08/25/22	1,796
1,318	Series 1992-185, Class L, 8.000%, 10/25/22	1,548
5	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	6
37	Series 1993-235, Class G, PO, 09/25/23	35
2,598	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,862
4,547	Series 1994-43, Class PK, 6.350%, 02/25/24	4,957
3,738	Series 1999-6, Class PB, 6.000%, 03/25/19	4,059
15,099	Series 2001-81, Class HE, 6.500%, 01/25/32	16,959
739	Series 2002-2, Class MG, 6.000%, 02/25/17	784
366	Series 2002-3, Class OG, 6.000%, 02/25/17	387
688	Series 2002-28, Class LD, 6.000%, 05/25/17	728
374	Series 2002-58, Class HC, 5.500%, 09/25/17	394
764	Series 2002-59, Class UC, 5.500%, 09/25/17	807
230	Series 2002-63, Class KC, 5.000%, 10/25/17	244
14,397	Series 2002-64, Class PG, 5.500%, 10/25/32	16,010
595	Series 2003-5, Class SE, IF, IO, 7.457%, 08/25/22	8
1,131	Series 2003-16, Class LJ, 5.000%, 03/25/18	1,207
10,262	Series 2003-24, Class PD, 5.000%, 04/25/18	10,958
1,235	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	279
1,754	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	308
2,506	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	199
438	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	1
2,116	Series 2003-89, Class DC, 5.000%, 12/25/32	2,194
1,720	Series 2003-92, Class HP, 4.500%, 09/25/18	1,835
2,247	Series 2003-129, Class ME, 5.000%, 08/25/23	2,384
4,862	Series 2004-53, Class P, 5.500%, 07/25/33	5,038
4,193	Series 2004-60, Class PA, 5.500%, 04/25/34	4,573
652	Series 2004-65, Class EJ, 5.000%, 05/25/23	656
913	Series 2004-72, Class F, VAR, 0.693%, 09/25/34	922
191	Series 2004-101, Class AR, 5.500%, 01/25/35	214
9,147	Series 2005-19, Class PA, 5.500%, 07/25/34	10,183
1,878	Series 2005-29, Class QD, 5.000%, 08/25/33	1,926
3,141	Series 2005-38, Class FK, VAR, 0.493%, 05/25/35	3,150
262	Series 2005-84, Class MB, 5.750%, 10/25/35	293
25,999	Series 2005-87, Class PE, 5.000%, 12/25/33	26,630

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,544	Series 2005-100, Class GC, 5.000%, 12/25/34	10,823
10,359	Series 2006-4, Class PB, 6.000%, 09/25/35	11,697
1,187	Series 2006-58, Class ST, IF, IO, 6.957%, 07/25/36	275
534	Series 2007-16, Class FC, VAR, 0.943%, 03/25/37	531
1,068	Series 2007-22, Class SC, IF, IO, 5.887%, 03/25/37	152
10,476	Series 2007-33, Class MS, IF, IO, 6.397%, 04/25/37	1,520
2,044	Series 2007-54, Class FA, VAR, 0.593%, 06/25/37	2,055
468	Series 2007-76, Class DB, 6.000%, 05/25/33	472
11,028	Series 2007-85, Class SH, IF, IO, 6.307%, 09/25/37	1,624
6,424	Series 2007-95, Class A1, VAR, 0.443%, 08/27/36	6,420
2,003	Series 2007-106, Class A7, VAR, 5.991%, 10/25/37	2,238
2,064	Series 2008-18, Class SE, IF, IO, 6.077%, 03/25/38	308
751	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	90
1,783	Series 2008-77, Class VA, 6.000%, 07/25/19	1,888
4,689	Series 2008-81, Class KA, 5.000%, 10/25/22	4,839
4,644	Series 2008-93, Class AM, 5.500%, 06/25/37	4,978
11,958	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	828
8,384	Series 2009-15, Class AC, 5.500%, 03/25/29	9,274
4,952	Series 2009-29, Class LA, VAR, 2.892%, 05/25/39	4,649
4,743	Series 2009-62, Class HJ, 6.000%, 05/25/39	5,195
24,173	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	1,698
7,588	Series 2009-108, Class VN, 5.000%, 09/25/39	7,940
32,407	Series 2009-112, Class SW, IF, IO, 6.057%, 01/25/40	4,545
7,369	Series 2010-19, Class VA, 5.000%, 02/25/21	7,635
5,636	Series 2010-28, Class NK, 5.000%, 10/25/38	5,863
4,092	Series 2010-58, Class MA, 5.500%, 12/25/38	4,324
7,694	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	619
11,084	Series 2010-64, Class DM, 5.000%, 06/25/40	12,249
4,583	Series 2010-64, Class EH, 5.000%, 10/25/35	4,754
14,739	Series 2010-111, Class AE, 5.500%, 04/25/38	16,067
39,589	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	4,572
5,995	Series 2011-36, Class PA, 4.000%, 02/25/39	6,137
23,034	Series 2011-42, Class DE, 3.250%, 11/25/28	23,650
56,144	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	7,704
11	Series G-11, Class Z, 8.500%, 05/25/21	12
3	Series G-22, Class ZT, 8.000%, 12/25/16	4
630	Series G92-19, Class M, 8.500%, 04/25/22	734
22	Series G92-35, Class E, 7.500%, 07/25/22	25
699	Series G92-35, Class EA, 8.000%, 07/25/22	781
10	Series G92-40, Class ZC, 7.000%, 07/25/22	11
68	Series G92-44, Class ZQ, 8.000%, 07/25/22	75
23	Series G92-54, Class ZQ, 7.500%, 09/25/22	25
3,628	Series G92-64, Class J, 8.000%, 11/25/22	4,275
1,461	Series G92-66, Class K, 8.000%, 12/25/22	1,667
1,330	Series G94-6, Class PJ, 8.000%, 05/17/24	1,546
	Federal National Mortgage Association STRIPS,
33	Series 108, Class 1, PO, 03/25/20	33
1	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,123	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	180
1,079	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	193
1,011	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	75

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,338	Series 334, Class 9, IO, 6.000%, 03/01/33	396
5,902	Series 343, Class 21, IO, 4.000%, 09/01/18	414
2,006	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	148
1,227	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	108
887	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	123
905	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	120
1,105	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	151
684	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	92
2,592	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	408
4,293	Series 394, Class C3, IO, 6.500%, 09/25/38	567
10,150	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.453%, 11/25/46	10,151
	Government National Mortgage Association,
12,800	Series 2004-32, Class VH, 5.000%, 04/20/22	13,090
1,294	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	180
18,458	Series 2006-23, Class S, IF, IO, 6.302%, 01/20/36	2,075
32,861	Series 2006-26, Class S, IF, IO, 6.302%, 06/20/36	4,722
19,598	Series 2007-16, Class KU, IF, IO, 6.452%, 04/20/37	2,846
6,157	Series 2008-75, Class SP, IF, IO, 7.272%, 08/20/38	1,170
8,625	Series 2009-14, Class KS, IF, IO, 6.102%, 03/20/39	1,295
2,391	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	427
20,803	Series 2009-14, Class SA, IF, IO, 5.882%, 03/20/39	3,813
5,000	Series 2009-45, Class PB, PAC, 4.500%, 07/16/33	5,161
9,600	Series 2009-61, Class PD, PAC, 5.000%, 03/16/38	10,265
23,171	Series 2009-106, Class XL, IF, IO, 6.552%, 06/20/37	3,113
2,134	Series 2010-14, Class QP, 6.000%, 12/20/39	2,322
14,963	Series 2011-48, Class QA, PAC, 5.000%, 08/16/39	15,837
23,972	Series 2012-84, Class AB, 5.000%, 07/16/33	25,038
24,097	Series 2012-96, Class WP, 6.500%, 08/16/42	27,820
29,879	Series 2013-H05, Class FB, VAR, 0.604%, 02/20/62	29,819
	NCUA Guaranteed Notes Trust,
16,087	Series 2010-R3, Class 1A, VAR, 0.758%, 12/08/20	16,183
7,692	Series 2010-R3, Class 3A, 2.400%, 12/08/20	7,865
11	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	13

		718,746

	Non-Agency CMO — 1.7%
728	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	741
134	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	141
	Banc of America Mortgage Trust,
2,717	Series 2004-4, Class 4A1, 4.750%, 05/25/19	2,797
3,708	Series 2004-5, Class 4A1, 4.750%, 06/25/19	3,846
5,534	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,715
	BCAP LLC Trust,
4,015	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	4,184
1,736	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	1,761
1,901	Series 2010-RR10, Class 4A5, VAR, 1.704%, 09/27/37 (e)	1,902
2,074	Series 2010-RR4, Class 5A7, VAR, 0.513%, 05/26/37 (e)	2,043
1,140	Series 2010-RR6, Class 23A7, VAR, 0.403%, 06/26/37 (e)	1,137
4,621	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	4,932
9,690	Series 2010-RR9, Class 1A3, VAR, 2.930%, 08/28/37 (e)	9,789
4,666	Series 2011-RR2, Class 3A3, VAR, 2.942%, 11/21/35 (e)	4,683
200	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.596%, 10/25/33	202

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,139	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	6,124
737	Chase Mortgage Finance Trust, Series 2003-S13, Class A2, 5.000%, 11/25/33	770
	CHL Mortgage Pass-Through Trust,
1,738	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	1,785
562	Series 2004-8, Class 2A1, 4.500%, 06/25/19	581
1,093	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,141
	Citigroup Mortgage Loan Trust,
6,092	Series 2008-AR4, Class 1A1A, VAR, 2.935%, 11/25/38 (e)	6,211
12,742	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	13,443
	Citigroup Mortgage Loan Trust, Inc.,
860	Series 2003-UP3, Class A1, 7.000%, 09/25/33	889
2,298	Series 2004-UST1, Class A6, VAR, 4.434%, 08/25/34	2,322
	Credit Suisse First Boston Mortgage Securities Corp.,
524	Series 2003-17, Class 2A6, 3.500%, 07/25/18	527
1,804	Series 2003-23, Class 8A1, 5.000%, 09/25/18	1,846
2,289	Series 2004-8, Class 6A1, 4.500%, 12/25/19	2,335
	CSMC,
3,640	Series 2010-1R, Class 9A1, VAR, 2.989%, 06/27/37 (e)	3,704
3,505	Series 2011-7R, Class A1, VAR, 1.443%, 08/28/47 (e)	3,489
858	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.304%, 12/25/14	855
	First Horizon Mortgage Pass-Through Trust,
2,174	Series 2003-8, Class 2A1, 4.500%, 09/25/18	2,234
2,220	Series 2004-7, Class 2A1, 4.750%, 12/25/19	2,241
4,833	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.388%, 10/19/33	4,975
9,997	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	9,854
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.553%, 02/25/35	2,727
	JP Morgan Mortgage Trust,
4,788	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	4,860
6,118	Series 2006-A2, Class 4A1, VAR, 2.956%, 08/25/34	6,098
7	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	7
	MASTR Alternative Loan Trust,
196	Series 2004-8, Class 6A1, 5.500%, 09/25/19	205
2,888	Series 2004-8, Class 7A1, 5.000%, 09/25/19	2,972
	MASTR Asset Securitization Trust,
623	Series 2002-7, Class 1A1, 5.500%, 11/25/17	645
1,660	Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,709
889	Series 2003-11, Class 10A1, 5.000%, 12/25/18	919
2,189	Series 2004-6, Class 6A1, 4.500%, 07/25/19	2,218
3	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	4
264	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, PAC, 5.000%, 11/25/18	271
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
1,224	Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	1,228
312	Series 2005-AR2, Class 3A1, VAR, 0.443%, 05/25/35	310
2,267	Series 2005-AR6, Class 4A1, VAR, 0.453%, 12/25/35	1,179
2	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	2
3,246	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	3,314
1,406	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	1,420
89	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	91
5,613	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	5,941

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Springleaf Mortgage Loan Trust,
7,658	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	7,927
4,447	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,468
3,771	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,778
1,410	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-8, Class 1A2, 5.000%, 04/25/18	1,435
4,286	Vericrest Opportunity Loan Transferee, Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	4,295
4,286	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, PAC, 4.500%, 10/25/18	4,407
9,034	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	9,147
	Wells Fargo Mortgage-Backed Securities Trust,
1,953	Series 2003-K, Class 1A1, VAR, 4.468%, 11/25/33	1,996
31	Series 2003-K, Class 1A2, VAR, 4.468%, 11/25/33	32
4,996	Series 2003-M, Class A1, VAR, 4.687%, 12/25/33	5,138
1,828	Series 2004-EE, Class 2A2, VAR, 2.624%, 12/25/34	1,892
2,414	Series 2004-EE, Class 3A2, VAR, 2.960%, 12/25/34	2,473
3,342	Series 2004-O, Class A1, VAR, 4.935%, 08/25/34	3,449
3,743	Series 2005-1, Class 1A1, 4.750%, 01/25/20	3,898
3,326	Series 2005-13, Class A1, 5.000%, 11/25/20	3,414

		203,068

	Total Collateralized Mortgage Obligations (Cost $916,376)	921,814

Commercial Mortgage-Backed Securities — 6.1%
	A10 Securitization LLC,
6,362	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	6,435
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,685
	Banc of America Commercial Mortgage Trust,
15,894	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,782
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,810
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	14,091
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.611%, 06/10/39	6,867
4,355	Series 2005-6, Class B, VAR, 5.186%, 09/10/47	4,686
	Bear Stearns Commercial Mortgage Securities Trust,
26,876	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	27,751
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,997
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.218%, 07/15/44	10,705
	COBALT CMBS Commercial Mortgage Trust,
12,605	Series 2006-C1, Class A4, 5.223%, 08/15/48	13,899
15,550	Series 2006-C1, Class AM, 5.254%, 08/15/48	16,752
15,000	COMM Mortgage Trust, Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,857
109	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.440%, 09/15/30 (e)	109
6,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	6,155
15,315	Commercial Mortgage Pass-Through Certificates, Series 2006-C2, Class A3, VAR, 5.674%, 03/15/39	16,888
17,785	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.860%, 07/10/38	19,930
	Credit Suisse First Boston Mortgage Securities Corp.,
7,000	Series 2003-C4, Class D, VAR, 5.353%, 08/15/36	7,018
8,000	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	8,162

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	DBRR Trust,
5,519	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	5,533
29,090	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	29,102
14,245	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	14,245
2,462	DLJ Commercial Mortgage Pass-Through Certificates, Series 1999-CG1, Class B5, 5.750%, 03/10/32 (e)	2,508
	Federal National Mortgage Association - ACES,
8,892	Series 2011-M2, Class A1, 2.019%, 07/25/21	9,118
29,605	Series 2012-M8, Class A1, 1.166%, 12/25/19	29,858
4,408	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,619
16,968	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	17,188
7,729	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	7,998
27,750	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	28,657
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	16,405
911	JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class A1, 4.475%, 07/15/41	910
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.212%, 05/15/41	18,422
4,840	Series 2005-LDP5, Class B, VAR, 5.356%, 12/15/44	5,135
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,290
10,655	Series 2006-LDP7, Class A4, VAR, 5.861%, 04/15/45	11,927
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,445
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,077
17,344	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	18,231
	LB-UBS Commercial Mortgage Trust,
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	15,693
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	5,055
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,933
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,237
14,100	Series 2007-C2, Class A3, 5.430%, 02/15/40	15,691
5,000	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	5,624
4,803	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	5,444
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.683%, 05/12/39	5,441
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	11,097
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,948
	Morgan Stanley Re-REMIC Trust,
771	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	771
9,704	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	9,966
7,130	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	7,195
19,109	Series 2012-IO, Class AXA, 1.000%, 03/29/51	18,888
13,469	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	13,637
22,144	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	22,462
6,614	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.393%, 08/25/29 (e)	6,608
	TIAA CMBS I Trust,
8,121	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	8,281
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,365
15,127	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.536%, 08/15/39	15,801

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Wachovia Bank Commercial Mortgage Trust,
8,305	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,568
15,411	Series 2005-C22, Class A4, VAR, 5.290%, 12/15/44	16,784
20,957	Series 2005-C22, Class AM, VAR, 5.340%, 12/15/44	22,754
13,699	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	13,708
9,602	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	9,772

	Total Commercial Mortgage-Backed Securities (Cost $735,551)	730,970

Corporate Bonds — 18.6%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,663
1,500	2.600%, 12/01/16	1,570
4,435	4.875%, 09/15/13	4,488

		8,721

	Automobiles — 0.3%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,094
3,365	1.650%, 04/10/15 (e)	3,406
3,350	2.300%, 01/09/15 (e)	3,413
385	2.625%, 09/15/16 (e)	399
10,009	6.500%, 11/15/13	10,271
	Nissan Motor Acceptance Corp.,
1,350	1.000%, 03/15/16 (e)	1,344
933	1.800%, 03/15/18 (e)	928
3,980	4.500%, 01/30/15 (e)	4,214
	Volkswagen International Finance N.V., (Netherlands),
993	1.625%, 08/12/13 (e)	995
3,450	1.625%, 03/22/15 (e)	3,491
2,363	2.375%, 03/22/17 (e)	2,431
2,050	2.875%, 04/01/16 (e)	2,146

		34,132

	Media — 0.7%
1,500	CBS Corp., 1.950%, 07/01/17	1,510
	Comcast Corp.,
675	4.950%, 06/15/16	753
1,935	5.300%, 01/15/14	1,991
1,465	5.850%, 11/15/15	1,644
1,370	5.900%, 03/15/16	1,555
416	6.500%, 01/15/17	491
	COX Communications, Inc.,
1,988	5.450%, 12/15/14	2,132
505	5.500%, 10/01/15	558
1,190	5.875%, 12/01/16 (e)	1,370
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,760
4,030	2.400%, 03/15/17	4,124
2,832	3.125%, 02/15/16	2,970
1,400	3.500%, 03/01/16	1,484
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,271
	NBCUniversal Media LLC,
710	2.100%, 04/01/14	719
10,625	2.875%, 04/01/16	11,185
	News America, Inc.,
360	5.300%, 12/15/14	385
1,495	7.600%, 10/11/15	1,712
5,424	TCI Communications, Inc., 8.750%, 08/01/15	6,325
	Thomson Reuters Corp., (Canada),
4,455	0.875%, 05/23/16	4,430
2,935	5.700%, 10/01/14	3,122
	Time Warner Cable, Inc.,
6,785	5.850%, 05/01/17	7,812
4,421	8.250%, 02/14/14	4,647
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,399
1,530	5.875%, 11/15/16	1,764
	Viacom, Inc.,
2,190	1.250%, 02/27/15	2,202
4,700	2.500%, 12/15/16	4,881
	Walt Disney Co. (The),
2,910	0.875%, 12/01/14	2,931
1,022	1.100%, 12/01/17	1,012

		83,139

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	405
851	5.900%, 12/01/16	978
1,485	7.450%, 07/15/17	1,804

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multiline Retail — Continued
1,090	7.875%, 07/15/15	1,243

		4,430

	Specialty Retail — 0.0% (g)
485	AutoZone, Inc., 5.750%, 01/15/15	523
2,555	Home Depot, Inc. (The), 5.250%, 12/16/13	2,621
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,906
105	5.000%, 10/15/15	115

		6,165

	Total Consumer Discretionary	136,587

	Consumer Staples — 0.9%
	Beverages — 0.5%
4,997	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	5,651
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,330
1,550	1.250%, 01/17/18	1,535
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	756
1,420	1.500%, 07/14/14	1,437
1,371	5.375%, 11/15/14 (e)	1,461
3,400	Beam, Inc., 1.875%, 05/15/17	3,426
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,417
1,773	1.800%, 09/01/16	1,826
5,050	3.625%, 03/15/14	5,176
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	463
1,792	Diageo Finance B.V., (Netherlands), 3.250%, 01/15/15	1,867
1,525	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,597
3,130	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,090
	PepsiCo, Inc.,
2,250	0.700%, 02/26/16	2,247
1,300	0.800%, 08/25/14	1,305
3,300	1.250%, 08/13/17	3,284
2,975	3.750%, 03/01/14	3,047
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,292
230	2.450%, 01/15/17 (e)	238
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,377
1,000	5.700%, 01/15/14 (e)	1,031
3,069	6.500%, 07/01/16 (e)	3,543

		56,396

	Food & Staples Retailing — 0.1%
2,080	CVS Caremark Corp., 3.250%, 05/18/15	2,175
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,888
890	3.900%, 10/01/15	947
1,200	4.950%, 01/15/15	1,276
5,705	7.500%, 01/15/14	5,942
3,055	Walgreen Co., 1.800%, 09/15/17	3,072
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,968

		18,268

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,155	4.100%, 03/15/16	2,294
500	5.100%, 07/15/15	540
340	5.350%, 04/15/14	353
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,861
	Cargill, Inc.,
1,555	1.900%, 03/01/17 (e)	1,584
1,215	4.375%, 06/01/13 (e)	1,215
1,385	5.000%, 11/15/13 (e)	1,412
	ConAgra Foods, Inc.,
1,450	1.300%, 01/25/16	1,459
1,529	1.350%, 09/10/15	1,545
	General Mills, Inc.,
1,190	0.875%, 01/29/16	1,188
185	1.550%, 05/16/14	187
	Kellogg Co.,
729	1.750%, 05/17/17	736
3,095	1.875%, 11/17/16	3,171
2,240	4.450%, 05/30/16	2,451
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	929
	Mondelez International, Inc.,
1,900	4.125%, 02/09/16	2,051
1,500	5.250%, 10/01/13	1,522
965	6.750%, 02/19/14	1,005
2,220	Nabisco, Inc., 7.550%, 06/15/15	2,509
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,425

		30,437

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	452

	Total Consumer Staples	105,553

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
737	Cameron International Corp., 1.600%, 04/30/15	744
1,855	Nabors Industries, Inc., 6.150%, 02/15/18	2,108
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	894
2,795	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	2,847
1,200	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,190
	Transocean, Inc., (Cayman Islands),
500	2.500%, 10/15/17	505
650	4.950%, 11/15/15	704
2,980	5.050%, 12/15/16	3,301
1,300	6.000%, 03/15/18	1,491
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,642

		15,426

	Oil, Gas & Consumable Fuels — 1.1%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	456
5,529	5.950%, 09/15/16	6,302
2,000	7.625%, 03/15/14	2,109
	Apache Corp.,
1,980	1.750%, 04/15/17	2,003
1,030	5.625%, 01/15/17	1,177
590	Apache Finance Canada Corp., (Canada), 4.375%, 05/15/15	631
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,895
	BP Capital Markets plc, (United Kingdom),
3,533	0.700%, 11/06/15	3,524
957	1.375%, 11/06/17	946
2,935	1.846%, 05/05/17	2,973
4,605	2.248%, 11/01/16	4,764
2,340	3.125%, 10/01/15	2,466
4,040	3.200%, 03/11/16	4,279
1,870	3.625%, 05/08/14	1,924
4,975	3.875%, 03/10/15	5,246
3,015	5.250%, 11/07/13	3,078
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,299
3,660	4.900%, 12/01/14	3,872
1,080	5.700%, 05/15/17	1,244
965	6.000%, 08/15/16	1,106
4,289	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	4,485
791	Chevron Corp., 1.104%, 12/05/17	786
303	ConocoPhillips, 4.750%, 02/01/14	312
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,377
	Devon Energy Corp.,
2,536	1.875%, 05/15/17	2,542
3,725	2.400%, 07/15/16	3,847
	EOG Resources, Inc.,
797	2.500%, 02/01/16	831
3,570	6.125%, 10/01/13	3,633
	Marathon Oil Corp.,
3,478	0.900%, 11/01/15	3,475
1,195	6.000%, 10/01/17	1,397
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	365
1,075	1.750%, 02/15/17	1,089
4,766	PC Financial Partnership, 5.000%, 11/15/14	5,037
	Petrobras International Finance Co. - Pifco, (Cayman Islands),
6,667	3.500%, 02/06/17	6,848
1,300	3.875%, 01/27/16	1,357
2,091	Phillips 66, 2.950%, 05/01/17	2,188
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	530
3,052	3.100%, 06/28/15	3,213
849	3.250%, 09/22/15	901
5,315	4.000%, 03/21/14	5,468
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,385
1,000	6.200%, 04/15/18	1,188
	Statoil ASA, (Norway),
2,137	1.150%, 05/15/18	2,104
235	1.800%, 11/23/16	242
1,379	3.125%, 08/17/17	1,476
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,632
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	288
924	1.500%, 02/17/17	928

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
716	1.550%, 06/28/17	718
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,395
	TransCanada PipeLines Ltd., (Canada),
400	3.400%, 06/01/15	421
10,025	4.000%, 06/15/13	10,038
249	7.690%, 06/30/16	294
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,402

		130,486

	Total Energy	145,912

	Financials — 10.0%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,325
1,961	1.200%, 02/20/15	1,981
2,113	2.300%, 07/28/16	2,201
6,277	2.500%, 01/15/16	6,533
2,730	2.950%, 06/18/15	2,854
1,870	3.100%, 01/15/15	1,949
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,209
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,403
12,188	5.125%, 08/15/15	13,335
395	5.850%, 08/16/16	450
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,545
5,560	3.875%, 08/18/14	5,774
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	7,075
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	733
13,546	3.300%, 05/03/15	14,087
17,355	3.625%, 02/07/16	18,356
14,145	3.700%, 08/01/15	14,889
2,000	4.750%, 07/15/13	2,009
11,765	5.150%, 01/15/14	12,091
3,000	5.500%, 11/15/14	3,192
5,390	5.950%, 01/18/18	6,215
2,500	6.150%, 04/01/18	2,906
1,640	6.250%, 09/01/17	1,905
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,789
2,050	5.875%, 06/08/14	2,152
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,836
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	1,024
3,275	5.300%, 09/30/15	3,557
4,591	5.450%, 07/15/14	4,806
4,105	6.400%, 08/28/17	4,773
1,725	6.875%, 04/25/18	2,055
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,073
1,936	2.875%, 07/28/14	1,978
6,250	4.100%, 01/26/15	6,533
13,242	4.200%, 11/20/14	13,795
915	4.750%, 04/01/14	940
5,040	4.750%, 03/22/17	5,512
2,500	5.375%, 10/15/15	2,722
1,270	5.550%, 04/27/17	1,418
1,075	5.750%, 10/18/16	1,205
7,370	5.950%, 12/28/17	8,458
13,150	6.000%, 05/13/14	13,773
8,780	6.000%, 04/28/15	9,525
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,478
8,505	5.000%, 03/04/15	9,074
2,760	Northern Trust Corp., 4.625%, 05/01/14	2,867
	State Street Corp.,
920	1.350%, 05/15/18	912
5,570	2.875%, 03/07/16	5,883
2,015	5.375%, 04/30/17	2,312
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,681
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	490
250	2.250%, 01/28/14	252
5,299	3.875%, 01/15/15	5,564
3,126	5.750%, 04/25/18	3,681

		281,135

	Commercial Banks — 3.3%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	535
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,413
	American Express Centurion Bank,
950	0.875%, 11/13/15	952
993	5.950%, 06/12/17	1,159

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
1,645	6.000%, 09/13/17	1,935
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,983
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,805
2,800	3.250%, 03/01/16	2,974
	Bank of Montreal, (Canada),
2,750	0.800%, 11/06/15	2,753
6,034	1.300%, 10/31/14 (e)	6,107
	Bank of Nova Scotia, (Canada),
325	0.750%, 10/09/15	325
1,390	1.375%, 12/18/17	1,376
5,236	1.650%, 10/29/15 (e)	5,364
1,645	2.050%, 10/07/15	1,691
1,173	2.375%, 12/17/13	1,186
230	2.550%, 01/12/17	239
5,300	3.400%, 01/22/15	5,535
3,905	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	4,093
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,346
5,250	2.750%, 02/23/15	5,411
1,250	5.000%, 09/22/16	1,399
3,430	5.200%, 07/10/14	3,598
	BB&T Corp.,
840	1.600%, 08/15/17	841
900	2.050%, 04/28/14	913
2,230	2.150%, 03/22/17	2,275
10,565	3.200%, 03/15/16	11,171
1,535	3.375%, 09/25/13	1,549
312	3.950%, 04/29/16	338
1,878	5.200%, 12/23/15	2,067
6,154	5.700%, 04/30/14	6,443
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,309
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,420
3,000	2.600%, 07/02/15 (e)	3,125
2,040	Comerica, Inc., 3.000%, 09/16/15	2,139
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,413
	Credit Suisse, (Switzerland),
1,925	2.200%, 01/14/14	1,946
9,420	3.500%, 03/23/15	9,895
13,114	5.500%, 05/01/14	13,706
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,601
6,841	Fifth Third Bancorp, 3.625%, 01/25/16	7,266
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,444
2,836	1.625%, 07/07/14 (e)	2,871
1,350	2.000%, 01/19/14 (e)	1,364
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,855
	ING Bank N.V., (Netherlands),
3,572	2.000%, 09/25/15 (e)	3,625
3,000	3.750%, 03/07/17 (e)	3,187
	KeyBank N.A.,
1,560	1.650%, 02/01/18	1,563
1,290	5.800%, 07/01/14	1,359
1,735	KeyCorp, 3.750%, 08/13/15	1,842
3,303	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	3,626
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,828
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,263
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,721
960	2.750%, 09/28/15 (e)	1,003
500	2.750%, 03/09/17	524
3,107	3.000%, 07/27/16 (e)	3,284
2,340	3.750%, 03/02/15 (e)	2,461
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,541
8,246	National City Corp., 4.900%, 01/15/15	8,787
	Nordea Bank AB, (Sweden),
2,500	1.750%, 10/04/13 (e)	2,512
6,450	3.125%, 03/20/17 (e)	6,808
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,839
	PNC Funding Corp.,
2,045	3.625%, 02/08/15	2,143
2,155	4.250%, 09/21/15	2,320
380	5.400%, 06/10/14	399
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	491
2,661	1.200%, 09/19/17	2,647
890	1.500%, 01/16/18	887
12,250	2.300%, 07/20/16	12,725

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	880
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,087
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,919
7,606	3.600%, 04/15/16	8,108
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,257
6,100	2.200%, 07/29/15 (e)	6,312
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,539
1,705	2.450%, 07/27/15	1,768
5,938	2.875%, 11/20/14	6,133
3,366	4.200%, 05/15/14	3,487
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,331
6,202	6.300%, 02/04/14	6,441
	Wachovia Bank N.A.,
1,500	5.000%, 08/15/15	1,629
3,375	5.600%, 03/15/16	3,782
	Wachovia Corp.,
3,000	5.250%, 08/01/14	3,154
22,005	5.625%, 10/15/16	25,018
2,165	5.750%, 06/15/17	2,502
3,362	5.750%, 02/01/18	3,951
	Wells Fargo & Co.,
1,310	1.250%, 02/13/15	1,322
770	1.500%, 07/01/15	782
6,780	2.100%, 05/08/17	6,933
1,040	2.625%, 12/15/16	1,089
5,770	4.625%, 04/15/14	5,970
560	5.000%, 11/15/14	593
5,185	SUB, 3.676%, 06/15/16	5,569
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,586
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,253
6,973	3.000%, 12/09/15	7,361
4,790	4.200%, 02/27/15	5,086

		394,357

	Consumer Finance — 1.4%
	American Express Co.,
720	5.500%, 09/12/16	816
6,896	7.250%, 05/20/14	7,339
	American Express Credit Corp.,
833	2.375%, 03/24/17	863
3,865	2.750%, 09/15/15	4,031
7,302	2.800%, 09/19/16	7,683
3,030	5.125%, 08/25/14	3,198
2,150	5.300%, 12/02/15	2,371
	American Honda Finance Corp.,
638	1.000%, 08/11/15 (e)	642
2,085	1.450%, 02/27/15 (e)	2,109
2,157	1.850%, 09/19/14 (e)	2,189
1,725	2.500%, 09/21/15 (e)	1,793
2,200	3.500%, 03/16/15 (e)	2,306
500	Boeing Capital Corp., 2.125%, 08/15/16	518
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,060
	Capital One Financial Corp.,
1,445	1.000%, 11/06/15	1,436
3,075	2.150%, 03/23/15	3,135
7,098	3.150%, 07/15/16	7,491
1,330	5.500%, 06/01/15	1,437
1,725	6.250%, 11/15/13	1,769
9,165	7.375%, 05/23/14	9,747
	Caterpillar Financial Services Corp.,
829	0.700%, 11/06/15	830
870	0.700%, 02/26/16	866
630	1.050%, 03/26/15	635
3,515	1.125%, 12/15/14	3,550
6,700	1.550%, 12/20/13	6,745
760	2.050%, 08/01/16	786
275	2.650%, 04/01/16	288
1,700	5.500%, 03/15/16	1,906
3,080	6.125%, 02/17/14	3,204
	Ford Motor Credit Co. LLC,
1,778	1.700%, 05/09/16	1,774
4,539	3.000%, 06/12/17	4,658
10,086	3.984%, 06/15/16	10,702
6,080	4.207%, 04/15/16	6,478
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	17,115
1,625	5.250%, 04/15/15	1,747
520	5.500%, 01/19/16	574
3,150	HSBC USA, Inc., 1.625%, 01/16/18	3,125
	John Deere Capital Corp.,
536	0.700%, 09/04/15	537

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
1,418	0.875%, 04/17/15	1,427
2,330	1.300%, 03/12/18	2,305
995	1.600%, 03/03/14	1,004
790	1.850%, 09/15/16	813
2,360	2.000%, 01/13/17	2,417
2,400	2.250%, 06/07/16	2,493
1,335	2.950%, 03/09/15	1,391
2,000	MBNA Corp., 5.000%, 06/15/15	2,138
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,753
4,258	1.600%, 03/15/17	4,276
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,909
3,576	1.250%, 10/05/17	3,541
4,365	1.375%, 01/10/18	4,338
5,195	2.050%, 01/12/17	5,325
2,737	3.200%, 06/17/15	2,874

		171,457

	Diversified Financial Services — 1.9%
	Bank of America Corp.,
5,685	2.000%, 01/11/18	5,634
715	3.625%, 03/17/16	755
2,000	3.875%, 03/22/17	2,137
570	4.750%, 08/01/15	612
975	5.125%, 11/15/14	1,031
4,455	5.625%, 10/14/16	5,018
4,203	5.750%, 12/01/17	4,813
10,040	6.000%, 09/01/17	11,569
2,530	6.500%, 08/01/16	2,893
18,520	7.375%, 05/15/14	19,654
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	5,070
	Citigroup, Inc.,
1,958	3.953%, 06/15/16	2,101
5,570	4.450%, 01/10/17	6,091
10,450	4.750%, 05/19/15	11,175
363	5.500%, 10/15/14	385
600	5.850%, 08/02/16	678
12,475	6.000%, 12/13/13	12,829
12,000	6.010%, 01/15/15	12,918
3,309	6.125%, 11/21/17	3,871
11,313	6.375%, 08/12/14	12,027
19,289	6.500%, 08/19/13	19,525
1,813	CME Group, Inc., 5.750%, 02/15/14	1,877
	General Electric Capital Corp.,
388	1.000%, 12/11/15	390
6,948	1.625%, 07/02/15	7,060
3,000	1.625%, 04/02/18	2,976
5,476	2.300%, 04/27/17	5,636
12,870	3.500%, 06/29/15	13,565
5,000	3.750%, 11/14/14	5,225
2,345	4.375%, 09/21/15	2,523
5,000	4.750%, 09/15/14	5,257
5,585	5.000%, 01/08/16	6,143
1,122	5.400%, 02/15/17	1,274
3,370	5.625%, 09/15/17	3,897
3,225	5.650%, 06/09/14	3,396
18,712	5.900%, 05/13/14	19,682
605	6.900%, 09/15/15	681
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,085
700	2.875%, 04/21/14 (e)	715
1,085	3.125%, 04/14/16 (e)	1,147
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	503

		228,818

	Insurance — 0.7%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,134
5,000	5.600%, 05/15/15	5,465
1,375	5.800%, 03/15/18	1,636
1,670	5.875%, 06/15/14	1,758
	Aflac, Inc.,
4,335	2.650%, 02/15/17	4,516
2,165	3.450%, 08/15/15	2,290
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,493
920	American International Group, Inc., 5.600%, 10/18/16	1,041
2,343	Aon Corp., 3.500%, 09/30/15	2,471
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	667
1,470	1.600%, 05/15/17	1,485
6,615	5.100%, 07/15/14	6,962
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,098
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	5,172
1,255	6.950%, 01/15/18	1,467

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	925
	Metropolitan Life Global Funding I,
1,440	1.500%, 01/10/18 (e)	1,427
1,700	2.000%, 01/09/15 (e)	1,729
3,951	2.500%, 09/29/15 (e)	4,098
1,900	3.125%, 01/11/16 (e)	1,995
2,850	5.125%, 06/10/14 (e)	2,980
1,200	5.200%, 09/18/13 (e)	1,217
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	592
620	2.450%, 07/14/16 (e)	647
5,665	3.000%, 05/04/15 (e)	5,923
1,000	5.375%, 09/15/13 (e)	1,014
	Pricoa Global Funding I,
1,650	1.600%, 05/29/18 (e)	1,634
5,995	5.450%, 06/11/14 (e)	6,295
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,307
	Principal Life Global Funding II,
1,541	1.000%, 12/11/15 (e)	1,545
730	1.125%, 09/18/15 (e)	733
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,091
2,561	Travelers Cos., Inc. (The), 6.250%, 06/20/16	2,954

		85,761

	Real Estate Investment Trusts (REITs) — 0.3%
705	Boston Properties LP, 5.000%, 06/01/15	758
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,521
825	5.950%, 02/15/17	933
	ERP Operating LP,
500	5.250%, 09/15/14	528
525	5.375%, 08/01/16	592
566	5.750%, 06/15/17	654
	HCP, Inc.,
2,300	2.700%, 02/01/14	2,330
1,095	6.700%, 01/30/18	1,315
3,852	7.072%, 06/08/15	4,299
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,024
1,738	4.200%, 02/01/15	1,823
1,850	4.900%, 01/30/14	1,902
438	5.100%, 06/15/15	476
2,355	5.250%, 12/01/16	2,659
825	6.100%, 05/01/16	934
1,125	6.750%, 05/15/14	1,172
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,458
4,980	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (e)	5,295

		32,673

	Thrifts & Mortgage Finance — 0.1%
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,384

	Total Financials	1,209,585

	Health Care — 0.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
292	1.875%, 11/15/14	297
4,670	2.300%, 06/15/16	4,817
1,065	2.500%, 11/15/16	1,109
435	5.850%, 06/01/17	506
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,508
2,086	2.450%, 10/15/15	2,155

		10,392

	Health Care Equipment & Supplies — 0.0% (g)
255	Baxter International, Inc., 4.000%, 03/01/14	261
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,007

		2,268

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,132
2,155	6.000%, 06/15/16	2,460
315	Cardinal Health, Inc., 1.900%, 06/15/17	317
	Express Scripts Holding Co.,
1,530	2.100%, 02/12/15	1,562
830	2.650%, 02/15/17	860
1,780	2.750%, 11/21/14	1,828
1,180	3.500%, 11/15/16	1,267
	Laboratory Corp. of America Holdings,
4,735	2.200%, 08/23/17	4,753
2,214	3.125%, 05/15/16	2,310
2,800	5.625%, 12/15/15	3,082
544	McKesson Corp., 0.950%, 12/04/15	545
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	851

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	Quest Diagnostics, Inc.,
1,545	3.200%, 04/01/16	1,613
800	5.450%, 11/01/15	877
	UnitedHealth Group, Inc.,
765	0.850%, 10/15/15	769
867	1.400%, 10/15/17	866
250	1.875%, 11/15/16	256
2,095	5.000%, 08/15/14	2,206
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,811
380	5.000%, 12/15/14	404
3,030	5.250%, 01/15/16	3,345
945	5.875%, 06/15/17	1,096
215	6.000%, 02/15/14	223

		34,433

	Life Sciences Tools & Services — 0.0% (g)
2,455	Thermo Fisher Scientific, Inc., 5.000%, 06/01/15	2,630

	Pharmaceuticals — 0.2%
1,100	AbbVie, Inc., 1.750%, 11/06/17 (e)	1,097
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	818
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	657
	Hospira, Inc.,
1,985	5.900%, 06/15/14	2,080
1,165	6.050%, 03/30/17	1,286
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,706
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,749
1,175	Sanofi, (France), 2.625%, 03/29/16	1,233
3,650	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	3,798
2,793	Wyeth LLC, 5.500%, 02/01/14	2,885

		23,309

	Total Health Care	73,032

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
2,716	4.950%, 06/01/14 (e)	2,821
3,510	5.200%, 08/15/15 (e)	3,793
1,000	Boeing Co. (The), 3.500%, 02/15/15	1,049
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,228
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,142
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,916
1,300	7.650%, 05/01/16	1,536
	Northrop Grumman Corp.,
2,035	1.750%, 06/01/18	2,025
1,000	3.700%, 08/01/14	1,037
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,144
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,377
	Textron, Inc.,
655	5.600%, 12/01/17	731
3,910	6.200%, 03/15/15	4,242
595	United Technologies Corp., 1.800%, 06/01/17	607

		25,648

	Air Freight & Logistics — 0.0% (g)
1,358	United Parcel Service, Inc., 1.125%, 10/01/17	1,349

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,443
685	Pitney Bowes, Inc., 3.875%, 06/15/13	686
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,270
3,313	6.375%, 03/11/15	3,625
1,800	7.125%, 12/15/17	2,169

		18,193

	Construction & Engineering — 0.1%
445	ABB Finance USA, Inc., 1.625%, 05/08/17	446
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,675

		5,121

	Diversified Financial Services — 0.0% (g)
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	541

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15 (e)	2,465
6,084	1.500%, 11/02/17 (e)	6,018
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,812

		10,295

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrial Conglomerates — 0.1%
800	Cooper U.S., Inc., 5.450%, 04/01/15	865
4,323	Danaher Corp., 1.300%, 06/23/14	4,359
3,100	General Electric Co., 5.250%, 12/06/17	3,581
5,000	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 9.500%, 04/15/14	5,367
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	863

		15,035

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
220	5.700%, 08/15/16	252
745	7.000%, 12/15/13	771
1,475	Deere & Co., 6.950%, 04/25/14	1,552
1,150	PACCAR, Inc., 6.875%, 02/15/14	1,200

		3,775

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
1,700	5.650%, 05/01/17	1,959
2,000	7.000%, 02/01/14	2,083
2,852	Canadian National Railway Co., (Canada), 4.950%, 01/15/14	2,930
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,491
	CSX Corp.,
1,780	5.300%, 02/15/14	1,837
4,595	6.250%, 04/01/15	5,050
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,952
3,710	2.750%, 07/01/13 (e)	3,716
783	2.750%, 03/15/17 (e)	813
3,038	5.600%, 05/01/15 (e)	3,300
1,476	6.200%, 11/01/16 (e)	1,695
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,234
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
2,486	2.500%, 07/11/14 (e)	2,525
2,970	3.125%, 05/11/15 (e)	3,078
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,692
1,000	3.600%, 03/01/16	1,053
	Union Pacific Corp.,
1,588	5.125%, 02/15/14	1,636
1,075	5.650%, 05/01/17	1,233
1,455	7.000%, 02/01/16	1,672

		45,949

	Total Industrials	125,906

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
2,500	1.625%, 03/14/14	2,524
1,960	5.500%, 02/22/16	2,205

		4,729

	Computers & Peripherals — 0.3%
6,276	Apple, Inc., 0.450%, 05/03/16	6,233
	Dell, Inc.,
1,075	2.300%, 09/10/15	1,082
600	5.625%, 04/15/14	622
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,567
3,250	2.650%, 06/01/16	3,342
10,100	3.000%, 09/15/16	10,465
2,500	4.750%, 06/02/14	2,595
7,505	6.125%, 03/01/14	7,785

		36,691

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
432	3.000%, 03/01/18	439
5,285	3.375%, 11/01/15	5,474

		5,913

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,872
1,360	1.625%, 10/15/15	1,392

		4,264

	IT Services — 0.1%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	320
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	1,992
1,375	0.875%, 10/31/14	1,383
5,860	1.950%, 07/22/16	6,050
1,250	6.500%, 10/15/13	1,278
650	7.500%, 06/15/13	652

		11,675

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	650
4,540	4.250%, 02/15/15	4,769
1,390	6.750%, 02/01/17	1,606
3,305	8.250%, 05/15/14	3,530

		10,555

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
4,728	1.350%, 12/15/17	4,698
2,943	1.950%, 10/01/16	3,039
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,575
1,988	6.600%, 06/15/17	2,377
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,820

		21,509

	Software — 0.1%
2,742	Intuit, Inc., 5.750%, 03/15/17	3,094
	Microsoft Corp.,
349	0.875%, 11/15/17	344
3,155	2.950%, 06/01/14	3,237
	Oracle Corp.,
1,210	1.200%, 10/15/17	1,200
5,155	5.250%, 01/15/16	5,748

		13,623

	Total Information Technology	108,959

	Materials — 0.8%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
2,135	2.500%, 02/15/16	2,215
6,904	5.900%, 02/15/15	7,493
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,936
3,225	3.250%, 01/15/15	3,370
2,840	5.250%, 12/15/16	3,251
	Ecolab, Inc.,
733	1.000%, 08/09/15	735
520	1.450%, 12/08/17	512
2,100	2.375%, 12/08/14	2,149
3,175	3.000%, 12/08/16	3,369
960	Monsanto Co., 2.750%, 04/15/16	1,010
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,153	3.750%, 09/30/15	3,368
4,275	5.250%, 05/15/14	4,457
	PPG Industries, Inc.,
410	1.900%, 01/15/16	419
840	6.650%, 03/15/18	1,018
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,242
1,920	3.950%, 06/01/13	1,920
830	4.625%, 03/30/15	890
3,390	5.375%, 11/01/16	3,878

		45,232

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
690	5.300%, 10/15/13	702
975	6.000%, 09/30/16	1,106

		1,808

	Metals & Mining — 0.4%
3,990	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	4,109
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,721
5,035	1.625%, 02/24/17	5,086
375	5.250%, 12/15/15	417
950	6.750%, 11/01/13	974
	Freeport-McMoRan Copper & Gold, Inc.,
5,245	1.400%, 02/13/15	5,280
2,417	2.150%, 03/01/17	2,442
650	Nucor Corp., 5.000%, 06/01/13	650
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,228
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,186
897	2.250%, 09/20/16	923
8,900	8.950%, 05/01/14	9,558
	Teck Resources Ltd., (Canada),
1,385	2.500%, 02/01/18	1,398
1,710	3.150%, 01/15/17	1,776

		43,748

	Total Materials	90,788

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
1,272	0.800%, 12/01/15	1,270
1,260	0.875%, 02/13/15	1,263
993	0.900%, 02/12/16	991

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
596	1.600%, 02/15/17	599
2,000	1.700%, 06/01/17	2,010
2,922	5.100%, 09/15/14	3,088
470	5.625%, 06/15/16	532
	BellSouth Corp.,
9,252	5.200%, 09/15/14	9,783
2,270	5.200%, 12/15/16	2,570
2,419	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	2,477
	Deutsche Telekom International Finance B.V., (Netherlands),
2,715	2.250%, 03/06/17 (e)	2,770
4,470	4.875%, 07/08/14	4,670
1,000	5.750%, 03/23/16	1,125
550	5.875%, 08/20/13	556
8,745	France Telecom S.A., (France), 4.375%, 07/08/14	9,065
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,528
2,000	Qwest Corp., 7.500%, 10/01/14	2,167
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,771
775	5.250%, 11/15/13	788
3,165	6.175%, 06/18/14	3,305
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	851
500	3.729%, 04/27/15	519
1,121	3.992%, 02/16/16	1,172
1,280	4.949%, 01/15/15	1,348
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,360
15,000	5.550%, 02/15/16	16,751

		75,329

	Wireless Telecommunication Services — 0.3%
3,170	Alltel Corp., 7.000%, 03/15/16	3,670
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,336
430	5.750%, 01/15/15	462
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	15,560
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	3,198
1,335	7.500%, 03/15/15	1,491
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,527
4,340	1.625%, 03/20/17	4,346
4,075	4.150%, 06/10/14	4,210
1,396	5.625%, 02/27/17	1,593

		38,393

	Total Telecommunication Services	113,722

	Utilities — 1.1%
	Electric Utilities — 0.7%
224	American Electric Power Co., Inc., 1.650%, 12/15/17	223
4,295	Arizona Public Service Co., 6.250%, 08/01/16	4,982
	Commonwealth Edison Co.,
1,424	1.625%, 01/15/14	1,433
2,780	1.950%, 09/01/16	2,865
525	5.950%, 08/15/16	605
	Duke Energy Carolinas LLC,
1,480	5.250%, 01/15/18	1,724
1,645	5.750%, 11/15/13	1,684
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,636
1,520	3.950%, 09/15/14	1,582
5,085	5.650%, 06/15/13	5,095
2,133	6.300%, 02/01/14	2,211
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	537
1,019	Entergy Corp., 3.625%, 09/15/15	1,059
935	Entergy Louisiana LLC, 1.875%, 12/15/14	952
1,000	Exelon Corp., 4.900%, 06/15/15	1,078
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	837
5,840	Metropolitan Edison Co., 4.875%, 04/01/14	6,033
2,800	MidAmerican Energy Co., 4.650%, 10/01/14	2,949
600	Monongahela Power Co., Inc., 6.700%, 06/15/14	634
2,745	Nevada Power Co., 5.875%, 01/15/15	2,963
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	936
355	2.600%, 09/01/15	367
1,239	5.350%, 06/15/13	1,241
5,665	7.875%, 12/15/15	6,619
	Ohio Power Co.,
3,230	5.750%, 09/01/13	3,269
530	6.000%, 06/01/16	601

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,793
	Pacific Gas & Electric Co.,
3,195	4.800%, 03/01/14	3,294
425	5.625%, 11/30/17	501
750	PacifiCorp, 4.950%, 08/15/14	785
2,076	Peco Energy Co., 5.000%, 10/01/14	2,192
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,224
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,082
550	Potomac Electric Power Co., 4.950%, 11/15/13	561
	Progress Energy, Inc.,
370	5.625%, 01/15/16	413
295	6.050%, 03/15/14	307
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,475
	Public Service Electric & Gas Co.,
1,150	2.700%, 05/01/15	1,195
1,200	5.000%, 08/15/14	1,263
	Sierra Pacific Power Co.,
890	5.450%, 09/01/13	901
3,545	6.000%, 05/15/16	4,048
745	Southern California Edison Co., 4.150%, 09/15/14	779
	Southern Co. (The),
2,975	1.950%, 09/01/16	3,056
2,952	4.150%, 05/15/14	3,052
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	568
787	Virginia Electric and Power Co., 1.200%, 01/15/18	779
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,896
1,125	6.250%, 12/01/15	1,276

		86,555

	Gas Utilities — 0.1%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,063
1,320	6.375%, 07/15/16	1,523
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,382
	CenterPoint Energy Resources Corp.,
1,045	6.125%, 11/01/17	1,236
1,300	6.150%, 05/01/16	1,475
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,066
668	Southern California Gas Co., 5.500%, 03/15/14	693

		14,438

	Independent Power Producers & Energy Traders — 0.1%
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,583
610	PPL Energy Supply LLC, 6.200%, 05/15/16	688
	PSEG Power LLC,
960	2.750%, 09/15/16	995
1,000	5.320%, 09/15/16	1,120

		4,386

	Multi-Utilities — 0.2%
	CenterPoint Energy, Inc.,
350	5.950%, 02/01/17	401
800	6.850%, 06/01/15	890
	Consolidated Edison Co. of New York, Inc.,
2,000	3.850%, 06/15/13	2,003
2,725	5.500%, 09/15/16	3,114
800	Consumers Energy Co., 5.500%, 08/15/16	914
1,000	Dominion Resources, Inc., 1.800%, 03/15/14	1,009
1,263	National Grid plc, (United Kingdom), 6.300%, 08/01/16	1,452
1,515	PG&E Corp., 5.750%, 04/01/14	1,577
	Sempra Energy,
1,210	2.000%, 03/15/14	1,222
1,880	6.500%, 06/01/16	2,168
6,010	8.900%, 11/15/13	6,229

		20,979

	Total Utilities	126,358

	Total Corporate Bonds (Cost $2,200,153)	2,236,402

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	32,448
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,430
6,530	2.950%, 02/05/15	6,800
1,250	4.100%, 06/16/14	1,298

	Total Foreign Government Securities (Cost $41,327)	41,976

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 0.1%
	Invitation Homes,
2,236	VAR, 0.500%, 03/15/15 (i)	2,225
7,764	VAR, 3.750%, 03/15/15	7,725

	Total Loan Assignments (Cost $10,000)	9,950

Mortgage Pass-Through Securities — 6.3%
	Federal Home Loan Mortgage Corp.,
548	ARM, 1.845%, 08/01/37	570
2,001	ARM, 2.074%, 03/01/37	2,124
2,541	ARM, 2.095%, 05/01/37	2,695
2,031	ARM, 2.238%, 12/01/36	2,160
72	ARM, 2.263%, 01/01/27	77
107	ARM, 2.350%, 12/01/27	113
2,765	ARM, 2.361%, 08/01/36 - 04/01/37	2,954
1,122	ARM, 2.445%, 03/01/37	1,198
273	ARM, 2.459%, 03/01/35	290
1,776	ARM, 2.480%, 08/01/36	1,880
540	ARM, 2.513%, 06/01/36	573
1,419	ARM, 2.640%, 11/01/36	1,513
3,709	ARM, 2.646%, 10/01/36	3,987
2,338	ARM, 2.659%, 01/01/37	2,468
1,084	ARM, 2.740%, 12/01/36	1,157
4	ARM, 2.788%, 12/01/17	4
267	ARM, 2.833%, 04/01/37	287
265	ARM, 2.864%, 07/01/36	281
5,364	ARM, 2.868%, 03/01/35	5,701
839	ARM, 2.889%, 10/01/37	900
2,752	ARM, 2.915%, 03/01/36	2,958
4,260	ARM, 2.930%, 10/01/35	4,547
3,024	ARM, 2.931%, 04/01/38	3,252
2,351	ARM, 2.936%, 01/01/38	2,525
8,636	ARM, 2.966%, 06/01/37	9,216
4,113	ARM, 2.980%, 06/01/37	4,339
1,579	ARM, 3.020%, 08/01/37	1,693
1,324	ARM, 3.046%, 03/01/37	1,419
1,057	ARM, 3.060%, 02/01/37	1,131
555	ARM, 3.236%, 08/01/37	592
7,091	ARM, 3.438%, 03/01/36	7,662
2	ARM, 5.751%, 01/01/27	2
333	ARM, 6.153%, 08/01/36	356
877	ARM, 6.340%, 11/01/37	952
301	ARM, 6.365%, 02/01/37	324
389	ARM, 6.393%, 12/01/36	416
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
46,408	4.000%, 07/01/18 - 06/01/26	49,038
1,077	4.500%, 04/01/16 - 10/01/18	1,140
16,258	5.000%, 03/01/18 - 01/01/21	17,247
33,036	5.500%, 08/01/19 - 01/01/24	35,763
12,536	6.000%, 08/01/16 - 12/01/23	13,178
12,575	6.500%, 07/01/14 - 08/01/21	13,361
6,103	7.000%, 03/01/15 - 03/01/17	6,413
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,726	6.000%, 01/01/19 - 10/01/24	1,873
5,922	6.500%, 08/01/18 - 03/01/26	6,576
7	7.000%, 03/01/14	7
112	7.500%, 10/01/16 - 07/01/18	119
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
26,887	5.500%, 03/01/34 - 07/01/37	29,098
425	6.000%, 07/01/32	471
1,125	7.000%, 08/01/38	1,280
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
13,937	7.500%, 12/01/36	16,093
4,702	10.000%, 10/01/30	5,503
240	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	252
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
33	8.000%, 04/01/17 - 05/01/19	34
8	8.250%, 08/01/17	8
	Federal National Mortgage Association,
56	ARM, 1.455%, 08/01/37	60
3,143	ARM, 1.621%, 08/01/37	3,382
1,329	ARM, 1.721%, 04/01/37	1,391
2,413	ARM, 1.828%, 07/01/37	2,576
34	ARM, 1.904%, 03/01/19	34
1,893	ARM, 1.949%, 02/01/37	1,988
2,730	ARM, 1.974%, 01/01/37	2,888
284	ARM, 2.023%, 01/01/35	302
402	ARM, 2.170%, 07/01/37	416
120	ARM, 2.213%, 04/01/36	127
565	ARM, 2.217%, 05/01/36	602
21	ARM, 2.240%, 06/01/27	22
1,709	ARM, 2.242%, 08/01/36	1,839
21	ARM, 2.261%, 01/01/19	21
2,484	ARM, 2.302%, 11/01/37	2,636

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
23	ARM, 2.345%, 07/01/27	24
653	ARM, 2.357%, 10/01/36	695
5	ARM, 2.375%, 08/01/19	5
46	ARM, 2.398%, 07/01/37	49
13	ARM, 2.422%, 05/01/25	13
1	ARM, 2.470%, 10/01/27	1
638	ARM, 2.474%, 07/01/36	679
388	ARM, 2.541%, 01/01/37	412
1,883	ARM, 2.545%, 11/01/37	2,000
3,466	ARM, 2.548%, 03/01/37	3,695
182	ARM, 2.594%, 12/01/36	194
818	ARM, 2.616%, 04/01/37	872
3,425	ARM, 2.641%, 12/01/36	3,666
1,007	ARM, 2.669%, 12/01/35	1,076
1,780	ARM, 2.703%, 11/01/37	1,901
10	ARM, 2.723%, 10/01/25	11
1,282	ARM, 2.737%, 12/01/37	1,360
333	ARM, 2.741%, 12/01/36	355
1,312	ARM, 2.749%, 09/01/34	1,404
825	ARM, 2.754%, 10/01/36	884
340	ARM, 2.782%, 08/01/36	363
1,526	ARM, 2.912%, 08/01/36	1,630
51	ARM, 2.984%, 06/01/36	54
1,787	ARM, 3.010%, 08/01/36	1,910
536	ARM, 3.040%, 12/01/36	576
3,877	ARM, 3.085%, 03/01/36	4,136
10	ARM, 3.125%, 11/01/16	10
5,950	ARM, 3.320%, 03/01/36	6,352
4,913	ARM, 3.330%, 03/01/36	5,246
4,200	ARM, 3.453%, 10/01/35	4,480
5	ARM, 3.749%, 08/01/17	5
8	ARM, 4.011%, 08/01/36	9
493	ARM, 4.140%, 04/01/38	529
2,822	ARM, 5.409%, 01/01/23	3,097
465	ARM, 5.623%, 03/01/47	501
	Federal National Mortgage Association, 15 Year, Single Family,
3,247	4.000%, 07/01/18 - 01/01/19	3,454
5,076	4.500%, 05/01/18 - 05/01/19	5,425
30,266	5.000%, 12/01/13 - 02/01/23	32,407
65,245	5.500%, 01/01/18 - 07/01/25	70,709
36,023	6.000%, 08/01/14 - 07/01/24	38,791
21,339	6.500%, 09/01/13 - 03/01/23	22,795
4,063	7.000%, 03/01/15 - 01/01/18	4,258
17	7.500%, 05/01/15	18
216	8.000%, 11/01/15 - 10/01/16	227
	Federal National Mortgage Association, 20 Year, Single Family,
1,913	5.500%, 05/01/27	2,083
2,680	6.000%, 03/01/18 - 04/01/24	2,916
4,111	6.500%, 01/01/14 - 03/01/25	4,573
1,187	7.000%, 08/01/20 - 08/01/21	1,311
6	7.500%, 11/01/13 - 06/01/16	6
26	8.000%, 07/01/14 - 11/01/15	27
	Federal National Mortgage Association, 30 Year, FHA/VA,
215	5.500%, 08/01/34	236
2	6.000%, 07/01/17	2
15	8.500%, 03/01/27	15
	Federal National Mortgage Association, 30 Year, Single Family,
31,947	5.000%, 10/01/39	35,396
58,441	5.500%, 12/01/32 - 09/01/38	63,997
35,925	6.000%, 04/01/35 - 01/01/38	39,713
29,214	6.500%, 03/01/26 - 10/01/38	32,601
11,828	7.000%, 04/01/37 - 08/01/37	13,624
131	8.000%, 12/01/30	151
11	8.500%, 09/01/21	12
51	9.000%, 02/01/31	57
27	9.500%, 07/01/28	31
10	10.000%, 02/01/24	10
	Federal National Mortgage Association, Other,
349	4.000%, 07/01/13 - 07/01/17	371
403	4.500%, 11/01/13 - 12/01/19	422
192	5.000%, 01/01/14 - 05/01/14	196
1,320	5.500%, 06/01/16 - 09/01/17	1,407
696	6.000%, 09/01/17	730
	Government National Mortgage Association II,
142	ARM, 1.625%, 11/20/25 - 01/20/28	149
47	ARM, 1.750%, 07/20/21	49
82	ARM, 2.000%, 08/20/16 - 09/20/22	86
14	ARM, 2.500%, 12/20/17 - 05/20/21	14
40	ARM, 3.000%, 01/20/16 - 05/20/20	42
6	ARM, 3.500%, 10/20/17 - 12/20/17	6
14	ARM, 4.000%, 11/20/15 - 08/20/18	15
	Government National Mortgage Association II, 30 Year, Single Family,
9,782	6.000%, 09/20/38	10,624
18,300	7.000%, 08/20/38 - 09/20/38	20,997

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
19	7.500%, 09/20/28	23
41	8.000%, 09/20/26 - 12/20/27	51
51	8.500%, 03/20/25 - 04/20/25	60
	Government National Mortgage Association, 15 Year, Single Family,
2	6.000%, 04/15/14	3
3,535	6.500%, 10/15/23	3,912
	Government National Mortgage Association, 30 Year, Single Family,
7,137	6.500%, 09/15/38	8,189
15	8.500%, 04/15/25	17
10	9.000%, 09/15/24 - 10/15/26	11
329	9.500%, 07/15/20 - 12/15/25	364
8	12.000%, 11/15/19	8

	Total Mortgage Pass-Through Securities (Cost $750,395)	758,839

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $885)	935

U.S. Government Agency Securities — 15.6%
	Federal Farm Credit Bank,
36,025	2.350%, 09/23/13	36,272
8,000	2.625%, 04/17/14	8,170
2,769	2.700%, 08/19/13	2,784
1,580	3.000%, 02/12/14	1,611
5,000	3.000%, 09/22/14	5,181
1,400	5.250%, 08/21/13	1,416
5,000	5.450%, 12/11/13	5,139
	Federal Home Loan Bank,
15,000	0.250%, 01/16/15	14,988
5,600	1.375%, 05/28/14	5,665
34,125	1.625%, 06/14/13	34,144
25,865	2.375%, 03/14/14	26,308
15,085	2.500%, 06/13/14	15,441
74,350	2.625%, 09/13/13	74,867
13,730	2.750%, 12/12/14	14,245
23,405	2.750%, 03/13/15	24,400
10,000	3.050%, 06/28/13	10,021
153,715	3.125%, 12/13/13	156,138
21,685	3.125%, 03/11/16	23,229
15,895	4.250%, 06/14/13	15,920
10,000	4.875%, 11/27/13	10,231
44,470	4.875%, 12/13/13	45,581
24,980	5.000%, 03/14/14	25,899
20,025	5.250%, 09/13/13	20,308
29,755	5.375%, 06/13/14	31,329
6,670	7.000%, 08/15/14	7,210
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,409
57,900	0.500%, 10/15/13	57,985
20,000	0.500%, 05/13/16	19,950
10,000	0.875%, 03/07/18	9,880
30,000	1.000%, 07/30/14	30,275
50,100	1.000%, 08/20/14	50,550
50,000	1.000%, 08/27/14	50,497
25,100	1.350%, 04/29/14	25,366
10,000	1.750%, 09/10/15	10,304
65,200	2.000%, 08/25/16	68,003
75,000	2.500%, 05/27/16	79,168
11,038	4.000%, 06/12/13	11,051
50,000	4.375%, 07/17/15	54,218
25,000	4.500%, 01/15/14	25,664
15,960	4.500%, 04/02/14	16,521
75,196	5.000%, 01/30/14	77,585
65,505	5.000%, 07/15/14	68,997
35,000	5.250%, 04/18/16	39,657
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,663
30,000	0.375%, 03/16/15	30,021
25,000	0.500%, 08/09/13	25,018
28,000	0.500%, 05/27/15	28,073
15,650	0.875%, 05/21/18	15,403
7,100	1.125%, 10/08/13	7,125
70,000	1.125%, 04/27/17	70,712
20,000	1.250%, 09/28/16	20,379
5,000	1.250%, 01/30/17	5,084
71,200	1.375%, 11/15/16	72,832
20,000	1.625%, 10/26/15	20,567
22,000	2.250%, 03/15/16	23,027
20,000	2.375%, 07/28/15	20,848
20,000	2.375%, 04/11/16	21,045
5,000	2.500%, 05/15/14	5,110
7,892	4.125%, 07/11/13	7,926
107,600	4.375%, 07/17/13	108,156
40,000	4.625%, 10/15/13	40,665
10,000	5.000%, 04/15/15	10,863
3,315	5.000%, 03/15/16	3,723

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	10,833

	Total U.S. Government Agency Securities (Cost $1,868,663)	1,881,650

U.S. Treasury Obligations — 37.2%
	U.S. Treasury Notes,
60,000	0.125%, 08/31/13	60,009
10,000	0.125%, 09/30/13	10,002
35,000	0.250%, 10/31/13	35,023
20,000	0.250%, 11/30/13	20,014
4,000	0.250%, 01/31/14	4,003
5,000	0.250%, 02/28/14	5,005
30,000	0.250%, 03/31/14	30,027
40,000	0.250%, 01/15/15	39,994
70,000	0.250%, 02/15/15	69,964
20,000	0.250%, 10/15/15	19,938
65,000	0.375%, 07/31/13	65,033
10,000	0.375%, 11/15/14	10,021
30,000	0.375%, 04/15/15	30,041
65,000	0.375%, 06/15/15	65,066
20,000	0.375%, 03/15/16	19,945
10,000	0.500%, 10/15/13	10,015
45,000	0.500%, 11/15/13	45,081
75,000	0.500%, 08/15/14	75,284
85,000	0.500%, 10/15/14	85,332
87,000	0.500%, 07/31/17	85,736
20,000	0.625%, 05/31/17	19,858
50,000	0.625%, 08/31/17	49,480
60,000	0.625%, 09/30/17	59,297
10,000	0.625%, 11/30/17	9,863
35,000	0.625%, 04/30/18	34,314
100,000	0.750%, 09/15/13	100,191
20,000	0.750%, 06/15/14	20,120
50,000	0.750%, 10/31/17	49,633
10,000	0.750%, 12/31/17	9,903
25,000	0.750%, 02/28/18	24,713
65,000	0.875%, 11/30/16	65,462
85,000	0.875%, 12/31/16	85,558
60,000	0.875%, 01/31/17	60,352
45,000	0.875%, 04/30/17	45,165
20,000	1.000%, 07/15/13	20,023
125,000	1.000%, 05/15/14 (m)	125,996
125,000	1.000%, 08/31/16 (m)	126,611
75,000	1.000%, 09/30/16	75,943
105,000	1.000%, 10/31/16	106,271
60,000	1.250%, 02/15/14 (m)	60,473
105,000	1.250%, 04/15/14	105,993
20,000	1.250%, 08/31/15	20,400
20,000	1.250%, 09/30/15	20,406
25,000	1.250%, 10/31/15	25,514
10,000	1.375%, 11/30/15	10,239
40,000	1.500%, 06/30/16	41,159
76,620	1.500%, 07/31/16 (m)	78,847
25,000	1.750%, 01/31/14	25,270
155,000	1.750%, 07/31/15	159,686
100,000	1.750%, 05/31/16 (m)	103,617
75,000	1.875%, 02/28/14	75,970
30,750	1.875%, 04/30/14	31,231
20,000	1.875%, 06/30/15	20,638
45,000	1.875%, 10/31/17	46,888
60,000	2.000%, 11/30/13	60,560
140,000	2.000%, 01/31/16	145,742
50,000	2.000%, 04/30/16	52,145
5,000	2.125%, 11/30/14	5,140
125,000	2.125%, 02/29/16	130,664
25,000	2.250%, 05/31/14	25,516
103,720	2.375%, 08/31/14	106,528
80,000	2.375%, 10/31/14	82,409
100,000	2.375%, 02/28/15	103,629
75,000	2.375%, 03/31/16	78,984
35,000	2.375%, 07/31/17	37,207
25,000	2.500%, 03/31/15 (m)	26,003
65,000	2.500%, 04/30/15	67,712
10,000	2.500%, 06/30/17	10,681
30,000	2.625%, 07/31/14	30,848
40,000	2.625%, 04/30/16	42,438
5,000	2.750%, 11/30/16	5,359
20,000	3.125%, 09/30/13	20,198
15,000	3.125%, 10/31/16	16,261
47,000	3.125%, 04/30/17	51,274
35,000	3.250%, 12/31/16	38,183
170,000	4.000%, 02/15/15 (m)	180,711
65,000	4.125%, 05/15/15	69,801
74,675	4.250%, 08/15/14	78,315
15,000	4.250%, 11/15/14	15,869
175,000	4.250%, 08/15/15 (m)	189,930
45,000	4.500%, 11/15/15	49,482
45,000	4.500%, 02/15/16	49,880

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
15,000	4.750%, 05/15/14	15,652

	Total U.S. Treasury Obligations (Cost $4,475,320)	4,487,738

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
31,382	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $31,382)	31,382

	Total Investments — 99.6% (Cost $11,923,542)	12,004,797
	Other Assets in Excess of Liabilities — 0.4%	42,813

	NET ASSETS — 100.0%	$12,047,610

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2013.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2013.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,777
Aggregate gross unrealized depreciation	(35,522)

Net unrealized appreciation/depreciation	$81,255

Federal income tax cost of investments	$11,923,542

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$720,477	$182,664		$903,141
Collateralized Mortgage Obligations
Agency CMO	—	673,140	45,606		718,746
Non-Agency CMO	—	182,795	20,273		203,068

Total Collateralized Mortgage Obligations	—	855,935	65,879		921,814

Commercial Mortgage-Backed Securities	—	582,192	148,778		730,970
Corporate Bonds
Consumer Discretionary	—	136,587	—		136,587
Consumer Staples	—	105,553	—		105,553
Energy	—	145,912	—		145,912
Financials	—	1,209,585	—		1,209,585
Health Care	—	73,032	—		73,032
Industrials	—	125,906	—		125,906
Information Technology	—	108,959	—		108,959
Materials	—	90,788	—		90,788
Telecommunication Services	—	113,722	—		113,722
Utilities	—	126,358	—		126,358

Total Corporate Bonds	—	2,236,402	—		2,236,402

Foreign Government Securities	—	41,976	—		41,976
Mortgage Pass-Through Securities	—	758,839	—		758,839
Supranational	—	935	—		935
U.S. Government Agency Securities	—	1,881,650	—		1,881,650
U.S. Treasury Obligations	—	4,487,738	—		4,487,738
Loan Assignment Financials	—	7,725	2,225		9,950
Short-Term Investment
Investment Company	31,382	—	—		31,382

Total Investments in Securities	$31,382	$11,573,869	$399,546	*	$12,004,797

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $399,546,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities
Asset-Backed Securities	$150,545	$—	$(46)	$70	$7,500	$(23,066)	$58,282	$(10,621)	$182,664
Collateralized Mortgage Obligations
Agency CMO	74,601	—	989	7	—	(2,563)	4,509	(31,937)	45,606
Non-Agency CMO	24,935	—	(23)	—	16,388	(1,301)	—	(19,726)	20,273
Commercial Mortgage-Backed Securities	217,901	—	(227)	(15)	—	(6,674)	—	(62,207)	148,778
Loan Assignment — Financials	—	—	(11)	—	2,236		—	—	2,225

Total	$467,982	$—	$682	$62	$26,124	$(33,604)	$62,791	$(124,491)	$399,546

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $682,000.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.9% (t)
	Alabama — 1.2%
	Other Revenue — 1.0%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,090
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,561
8,670	Industrial Development Board of the City of Mobile, Pollution Control, Rev., VAR, 0.580%, 09/13/13	8,675

		13,326

	Prerefunded — 0.2%
3,000	Birmingham Water Works and Sewer Board, Series A, Rev., NATL-RE, FGIC, 5.000%, 01/01/14 (p)	3,113

	Total Alabama	16,439

	Alaska — 0.9%
	General Obligation — 0.9%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	9,658
2,000	Series B, GO, 5.000%, 08/01/18	2,401

	Total Alaska	12,059

	Arizona — 0.9%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,707

	General Obligation — 0.5%
3,755	Maricopa County, Unified School District No. 11-Peoria, GO, 5.000%, 07/01/18	4,431
1,950	University of Arizona, Board of Regents, COP, 5.000%, 06/01/16	2,184

		6,615

	Other Revenue — 0.1%
1,000	Yuma County Jail District, Rev., AMBAC, 4.750%, 07/01/15 (p)	1,089

	Total Arizona	11,411

	Arkansas — 0.2%
	Other Revenue — 0.2%
2,210	University of Arkansas, Various Facilities, Rev., 5.000%, 11/01/21	2,679

	California — 5.2%
	General Obligation — 0.9%
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	10,210
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,671

		11,881

	Other Revenue — 4.2%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14	2,633
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,323
3,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 0.620%, 04/01/14	3,009
4,000	California State Department of Water Resources, Water Systems, Series AM, Rev., 5.000%, 12/01/21	4,973
	California State Public Works Board, Various Capital Projects,
2,000	Series A, Rev., 4.000%, 04/01/14	2,061
8,815	Series A, Rev., 5.000%, 04/01/15	9,530
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.070%, 05/01/17	1,511
	City of Los Angeles Department of Airports,
1,350	Series C, Rev., 4.000%, 05/15/17	1,516
1,015	Series C, Rev., 4.000%, 05/15/18	1,154
1,000	Series C, Rev., 5.000%, 05/15/19	1,207
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,630
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,823
2,500	City of Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15	2,683
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,782
1,250	Series A, Rev., 5.000%, 06/01/19	1,505
	Contra Costa County Transportation Authority, Sales Tax,
1,000	Series B, Rev., 4.000%, 03/01/18	1,140
1,600	Series B, Rev., 5.000%, 03/01/18	1,897
1,750	Series B, Rev., 5.000%, 03/01/19	2,107

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Metropolitan Water District of Southern California, Series C, Rev., 5.000%, 07/01/18	5,992

		56,476

	Prerefunded — 0.1%
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,642

	Total California	69,999

	Colorado — 3.0%
	General Obligation — 1.6%
4,075	City & County of Denver, School District No. 1, Series B, GO, 4.000%, 12/01/19	4,680
	Denver Urban Renewal Authority,
1,750	Series A-1, Rev., 5.000%, 12/01/14	1,866
1,850	Series A-1, Rev., 5.000%, 12/01/16	2,099
	Regional Transportation District,
5,000	Series A, COP, 5.000%, 06/01/18	5,803
6,000	Series A, COP, 5.000%, 06/01/19	7,035

		21,483

	Other Revenue — 0.5%
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15 (w)	1,322
5,000	Colorado Housing and Finance Authority, Colorado Unemployment Compensation Fund, Series A, Rev., 5.000%, 05/15/14	5,223

		6,545

	Prerefunded — 0.1%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,344

	Transportation — 0.8%
10,000	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/14	10,543

	Total Colorado	40,915

	Connecticut — 2.6%
	Education — 0.1%
1,970	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	1,997

	General Obligation — 1.4%
5,000	City of Stamford, Series C, GO, 3.000%, 07/01/14	5,150
6,005	State of Connecticut, Series A, GO, AGM, 5.000%, 12/15/16	6,900
5,050	State of Connecticut, Second Lien, Transportation Infrastructure, Special Tax, Series 1, GO, 5.000%, 02/01/15	5,441
1,000	Town of Glastonbury, GO, 5.000%, 05/15/14	1,046

		18,537

	Other Revenue — 1.1%
1,100	Connecticut Development Authority, Pollution Control, The Connecticut Light & Power Company Project, Series B, Rev., VAR, 1.250%, 09/03/13	1,102
1,000	South Central Connecticut Regional Water Authority, Water System, Series B, Rev., 5.000%, 08/01/20 (w)	1,209
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	5,024
5,750	Series B, Rev., 5.000%, 12/01/17	6,774

		14,109

	Total Connecticut	34,643

	Delaware — 2.2%
	General Obligation — 2.0%
	State of Delaware,
120	GO, 5.000%, 07/01/19	146
8,500	Series 2009C, GO, 5.000%, 10/01/16	9,751
14,590	Series A, GO, 5.000%, 07/01/17	17,092

		26,989

	Other Revenue — 0.2%
2,500	Delaware Transportation Authority, Transportation System, Rev., 5.000%, 07/01/18	2,979

	Total Delaware	29,968

	District of Columbia — 0.6%
	Other Revenue — 0.5%
5,000	District of Columbia, Income Tax Secured, Series C, Rev., 5.000%, 12/01/18	5,994

	Water & Sewer — 0.1%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,753

	Total District of Columbia	7,747

	Florida — 2.5%
	Other Revenue — 1.6%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,197

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	637
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,542
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,094
4,140	Jea Electric System, Series A, Rev., 5.000%, 10/01/16	4,728
1,000	Lee County, Rev., 5.000%, 10/01/17	1,152
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,213

		21,563

	Water & Sewer — 0.9%
1,645	Miami-Dade County, Water & Sewer Systems, Series B, Rev., AGM, 5.000%, 10/01/13	1,671
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,079
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,547

		12,297

	Total Florida	33,860

	Georgia — 3.0%
	General Obligation — 2.5%
1,500	Association County Commissioners of Georgia Leasing Program, Effingham County Project, COP, 4.000%, 09/01/16 (w)	1,633
5,305	Atlanta Independent School System, Series B, COP, 5.000%, 03/01/15	5,689
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,607
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,878
3,100	Henry County School District, GO, NATL-RE, FGIC, 5.000%, 08/01/14 (p)	3,269
10,000	State of Georgia, Series I, GO, 5.000%, 07/01/18	11,978

		33,054

	Other Revenue — 0.5%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 04/01/15	3,044
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,365
1,685	Rev., 5.000%, 12/01/16	1,929
1,000	Henry County & Henry County Water & Sewer Authority, Series A, Rev., 4.000%, 02/01/16	1,087

		7,425

	Total Georgia	40,479

	Hawaii — 1.9%
	General Obligation — 1.9%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,020
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,497
10,160	Series DY, GO, 5.000%, 02/01/20	12,262
5,000	Series EA, GO, 5.000%, 12/01/16	5,750

	Total Hawaii	25,529

	Illinois — 4.4%
	General Obligation — 0.7%
2,350	Chicago Park District, Series D, GO, 5.000%, 01/01/15	2,520
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,617
1,585	Series B, GO, 4.000%, 01/01/16	1,722
1,120	Village of Schaumburg, Series A, GO, 4.000%, 12/01/18	1,281
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,518

		9,658

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
580	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, Rev., AMBAC, 4.350%, 06/01/13	580

	Other Revenue — 1.8%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,874
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	7,154

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,565	Northwest Suburban Municipal Joint Action Water Agency, Cook, DuPage and Kane Counties, Water Supply System, Rev., 4.000%, 05/01/21	4,037
	State of Illinois, Unemployment Insurance Fund Building Receipts,
5,000	Series A, Rev., 5.000%, 06/15/16	5,670
5,000	Series C, Rev., 1.500%, 06/15/21	5,007

		23,742

	Prerefunded — 1.9%
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	6,963
14,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	16,361
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,008

		25,332

	Total Illinois	59,312

	Indiana — 3.3%
	Education — 0.2%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,507

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,106

	Other Revenue — 1.5%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,051
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,141
	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project,
1,170	Series B, Rev., 5.000%, 02/01/19 (w)	1,355
640	Series B, Rev., 5.000%, 02/01/21 (w)	741
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,302
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,237
1,000	Series A, Rev., 5.000%, 01/01/18	1,166
1,250	Series A, Rev., 5.000%, 01/01/19	1,479
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,195
3,320	Series D, Rev., 5.000%, 06/01/17	3,808

		20,475

	Prerefunded — 1.5%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	4,803
3,855	Franklin Community Multi-School Building Corp., First Mortgage, Rev., FGIC, 5.000%, 07/15/14 (p)	4,058
11,100	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	11,647

		20,508

	Total Indiana	44,596

	Iowa — 0.3%
	General Obligation — 0.2%
2,320	City of West Des Moines, Series B, GO, 5.000%, 06/01/16	2,622

	Other Revenue — 0.1%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,038

	Total Iowa	4,660

	Kansas — 0.6%
	Other Revenue — 0.6%
	City of Wichita, Hospital Facilities, Refunding and Improvement,
450	Series IV-A, Rev., 4.000%, 11/15/13	457
200	Series IV-A, Rev., 4.000%, 11/15/14	210
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,065
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,995
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,084
1,000	Rev., 5.000%, 12/01/16	1,142

	Total Kansas	7,953

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — 1.2%
	Other Revenue — 0.8%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,115
5,125	Kentucky State Property & Buildings Commission, Project 93, Rev., AGC, 5.250%, 02/01/19	6,130
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,831

		10,076

	Prerefunded — 0.4%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,833

	Total Kentucky	15,909

	Louisiana — 1.0%
	General Obligation — 0.3%
3,760	State of Louisiana, Series B, GO, 5.000%, 05/15/14	3,931

	Other Revenue — 0.5%
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	5,885

	Prerefunded — 0.2%
3,010	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,138

	Total Louisiana	12,954

	Maine — 0.9%
	General Obligation — 0.7%
	State of Maine,
6,000	Series B, GO, 5.000%, 06/01/18	7,146
2,675	Series C, GO, 4.000%, 06/01/13	2,675

		9,821

	Prerefunded — 0.2%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,133

	Total Maine	11,954

	Maryland — 1.8%
	General Obligation — 1.4%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,726
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,321
1,500	Prince George’s County, Public Improvement, GO, 5.500%, 10/01/13	1,527
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	12,035

		18,609

	Other Revenue — 0.4%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,610

	Total Maryland	24,219

	Massachusetts — 3.3%
	Education — 0.6%
7,250	Massachusetts School Building Authority, Series A, Rev., 5.000%, 05/15/15	7,912

	General Obligation — 0.5%
1,450	City of Boston, Series A, GO, 4.000%, 04/01/19	1,670
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,111

		6,781

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,512

	Other Revenue — 0.7%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,672
4,845	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,983
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,141

		9,796

	Prerefunded — 1.1%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,175
500	Series B, GO, 5.000%, 08/01/14 (p)	527
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,083
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,511

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., 5.250%, 11/01/14 (p)	3,762

		14,058

	Special Tax — 0.3%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,544

	Total Massachusetts	43,603

	Michigan — 1.9%
	General Obligation — 0.5%
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,780
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,950

		6,730

	Other Revenue — 1.2%
2,060	Lansing Board of Water & Light, Utility System, Series A, Rev., 5.000%, 07/01/16	2,319
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,443
675	Series B, Rev., 4.000%, 11/01/19	756
455	Series B, Rev., 4.000%, 11/01/20	509
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,769
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,408

		15,204

	Transportation — 0.2%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,012

	Total Michigan	24,946

	Minnesota — 1.6%
	General Obligation — 1.4%
5,650	Metropolitan Council, Series E, GO, 5.000%, 09/01/14	5,988
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	6,618
5,555	GO, 5.000%, 10/01/15	6,153

		18,759

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,136

	Total Minnesota	20,895

	Mississippi — 0.2%
	General Obligation — 0.2%
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,219

	Missouri — 0.7%
	General Obligation — 0.1%
2,130	Columbia School District, GO, 4.000%, 03/01/14	2,189

	Other Revenue — 0.6%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,233
4,500	Missouri State Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Rev., 1.250%, 07/01/17	4,500

		7,733

	Total Missouri	9,922

	Nebraska — 0.8%
	General Obligation — 0.2%
	City of Omaha, Various Purpose,
1,000	Series A, GO, 3.000%, 11/15/15	1,062
1,680	Series A, GO, 4.000%, 11/15/16	1,870

		2,932

	Other Revenue — 0.6%
	Central Plains Energy Project, Gas Project No. 3,
650	Rev., 3.000%, 09/01/13	654
1,400	Rev., 4.000%, 09/01/14	1,451
2,000	Rev., 5.000%, 09/01/17	2,245
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	2,016
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,309

		7,675

	Total Nebraska	10,607

	Nevada — 0.8%
	Certificate of Participation/Lease — 0.2%
2,500	Clark County, Motor Vehicle Fuel Tax, Rev., COP, AMBAC, 5.250%, 07/01/13 (p)	2,510

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 0.4%
5,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1, GO, 5.000%, 03/01/20	6,050

	Other Revenue — 0.2%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,048

	Total Nevada	10,608

	New Hampshire — 0.4%
	Other Revenue — 0.4%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	4,981

	New Jersey — 5.9%
	Certificate of Participation/Lease — 0.9%
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	11,280

	Education — 1.7%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	2,620
7,130	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	7,548
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,523
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,164
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,481

		23,336

	General Obligation — 1.2%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	421
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL-RE, 5.250%, 12/15/13	9,864
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,119
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,662

		16,066

	Other Revenue — 1.6%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,826
	New Jersey EDA, School Facilities Construction,
7,895	Series C, Rev., VAR, 1.920%, 02/01/18	8,194
5,000	Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,374
	New Jersey Turnpike Authority,
2,000	Series B, Rev., 5.000%, 01/01/19	2,361
2,000	Series B, Rev., 5.000%, 01/01/20	2,383

		21,138

	Prerefunded — 0.5%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	4,772
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	2,127

		6,899

	Total New Jersey	78,719

	New Mexico — 1.8%
	General Obligation — 1.0%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,409
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,104
8,000	Santa Fe Public School District, GO, 5.000%, 08/01/22	9,850

		13,363

	Other Revenue — 0.8%
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,128
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,356

		10,484

	Total New Mexico	23,847

	New York — 7.4%
	General Obligation — 1.7%
5,000	New York City, Series F, GO, 5.000%, 08/01/18	5,924
6,500	New York City, Fiscal Year 2013, Series E, GO, 5.000%, 08/01/21	7,861
1,120	Niagara County, Series C, GO, 5.000%, 07/15/16	1,263
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,062

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	3,006

		23,116

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,086

	Other Revenue — 4.5%
1,050	Erie County Industrial Development Agency, Series A, Rev., 5.000%, 05/01/14	1,096
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,250
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Sub Series B-2, Rev., 5.000%, 11/01/16	3,433
1,650	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/18	1,993
5,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/19	6,037
	New York City Transitional Finance Authority, Future Tax Secured,
2,750	Series B, Rev., 5.000%, 02/01/20	3,333
2,120	Sub Series A-1, Rev., 5.000%, 11/01/17	2,503
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	6,943
6,095	New York State Dormitory Authority, General Purpose Bonds, State Personal Income Tax, Series A, Rev., 5.000%, 12/15/19	7,400
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,669
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,338
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,285
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,855
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,654
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,898

		59,687

	Prerefunded — 1.1%
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	15,133

	Total New York	99,022

	North Carolina — 3.2%
	General Obligation — 1.3%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,671
1,140	County of Carteret, GO, 5.000%, 04/01/21	1,396
6,320	State of North Carolina, Series B, GO, 5.000%, 04/01/16	7,117
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,830
1,300	Union County, Series A, GO, 5.000%, 03/01/19	1,562
2,035	Wake County, Series C, GO, 5.000%, 03/01/14	2,108

		17,684

	Other Revenue — 1.5%
500	Cary North Carolina Enterprise System, Rev., 5.000%, 12/01/23	617
1,840	City of Charlotte, Water & Sewer System, Series B, Rev., 5.000%, 07/01/18	2,200
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,852
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,666
1,695	Orange County Public Facilities Co., Limited Obligation, Rev., 5.000%, 10/01/18	2,010
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	10,857

		20,202

	Prerefunded — 0.1%
1,650	North Carolina Infrastructure Finance Corp., North Carolina Facilities Project, Rev., 5.000%, 11/01/14 (p)	1,759

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.3%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,417

	Total North Carolina	43,062

	Ohio — 3.0%
	General Obligation — 1.1%
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, GO, 5.000%, 10/01/16	1,427
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, GO, 4.000%, 08/01/16	2,533
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,491
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,574

		15,025

	Housing — 0.0% (g)
105	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	107

	Other Revenue — 1.9%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,283
5,500	Jobsohio Beverage System, Statewide Liquor Profits, Senior Lien, Series A, Rev., 5.000%, 01/01/20	6,558
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19 (w)	608
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,116
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.000%, 12/01/15	1,837
	State of Ohio, Capital Facilities Lease- Appropriation, Refunding,
1,000	Rev., 5.000%, 10/01/18	1,189
1,785	Rev., 5.000%, 08/01/19	2,133
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,495

		25,219

	Total Ohio	40,351

	Oklahoma — 0.3%
	Other Revenue — 0.3%
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,759
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,743

	Total Oklahoma	4,502

	Oregon — 0.6%
	Certificate of Participation/Lease — 0.2%
2,850	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/15	3,099

	Other Revenue — 0.4%
5,030	City of Portland, Second Lien Water System, Series A, Rev., 5.000%, 10/01/14	5,346

	Total Oregon	8,445

	Pennsylvania — 6.4%
	General Obligation — 1.2%
11,900	Pennsylvania Second Refunding, GO, 5.000%, 07/01/19	14,367
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14	1,395
730	Series C, GO, 5.000%, 09/01/14	772

		16,534

	Other Revenue — 2.4%
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,367
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	2,953
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	13,912
2,450	Series B, Rev., 5.000%, 07/01/21	2,856
6,000	Series B, Rev., 5.000%, 01/01/23	6,635
3,000	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.770%, 06/01/14	3,008
700	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/14	727

		31,458

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 2.8%
6,025	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.000%, 02/01/14 (p)	6,214
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,570
2,350	Philadelphia School District, Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,463
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,340
14,420	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	14,420
2,135	Warwick School District, GO, FGIC, 5.000%, 03/01/14 (p)	2,211

		37,218

	Total Pennsylvania	85,210

	Puerto Rico — 0.2%
	Prerefunded — 0.2%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	2,889

	South Carolina — 0.4%
	General Obligation — 0.4%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,555

	Tennessee — 1.8%
	Education — 0.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,591

	General Obligation — 1.6%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,586
4,200	Metropolitan Government Nashville & Davidson County, Series A, GO, 5.000%, 01/01/21	5,122
	Shelby County,
5,000	Series A, GO, 5.000%, 03/01/17	5,776
85	Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	92
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,489

		21,065

	Total Tennessee	23,656

	Texas — 9.3%
	Education — 0.3%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,119
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,355
1,000	Series A, Rev., 5.000%, 04/15/16	1,122

		3,596

	General Obligation — 3.9%
	City of Denton,
2,890	GO, 2.000%, 02/15/14	2,923
1,000	GO, 4.000%, 02/15/16	1,091
1,000	City of Killeen, GO, 5.000%, 08/01/21	1,216
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,123
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,481
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,341
2,870	Grapevine-Colleyville Independent School District, Series B, GO, 5.000%, 08/15/21	3,497
1,500	Hurst-Euless-Bedford Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/14	1,585
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,699
	Northside Independent School District,
10,000	GO, VAR, PSF-GTD, 1.000%, 05/31/16	10,072
6,955	Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	7,015
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,501
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,604
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,675
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,044
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,242

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,180	GO, AGM, 5.000%, 03/01/16	2,426

		52,535

	Other Revenue — 3.9%
	City of Austin, Water and Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,663
9,655	Rev., 5.000%, 05/15/16	10,873
2,510	Rev., 5.000%, 11/15/16	2,875
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,116
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,564
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,514
1,535	Dallas-Fort Worth International Airport Facilities Improvement Corp., Taxable Joint, Series A, Rev., 1.934%, 11/01/14	1,559
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	571
	Harris County, Toll Road, Senior Lien,
3,200	Rev., VAR, 0.750%, 08/15/17	3,201
2,500	Rev., VAR, 0.900%, 08/15/18	2,527
	Lower Colorado River Authority,
15	Rev., 5.000%, 05/15/14 (p)	16
7,690	Rev., 5.000%, 05/15/14	8,037
60	Rev., 5.000%, 05/15/14 (p)	63
5	Rev., 5.000%, 05/15/16 (p)	5
15	Rev., 5.000%, 05/15/16 (p)	17
1,225	Series B, Rev., 5.000%, 05/15/19	1,463
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,731
970	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,164
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,310
1,000	Tarrant County Cultural Education Facilities Finance Corp., Scott and White Health Care Project, Series A, Rev., 5.000%, 08/15/19	1,185
2,000	Texas Transportation Commission, Turnpike System First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	2,015
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,246

		52,715

	Prerefunded — 1.2%
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,327
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,216
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,640
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	2,904

		16,087

	Total Texas	124,933

	Utah — 0.4%
	General Obligation — 0.2%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,220

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,464

	Total Utah	5,684

	Virginia — 4.7%
	Education — 0.4%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,351

	General Obligation — 1.6%
1,200	Arlington County, Series D, GO, 5.000%, 08/01/17	1,409
3,485	Arlington County, Public Improvement, Series A, GO, 5.000%, 08/01/19	4,248
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,678
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,502
	Fairfax County, Public Improvement,
3,000	Series A, GO, 5.000%, 10/01/13	3,048
1,385	Series A, GO, 5.000%, 10/01/14	1,473
7,275	Series A, GO, 5.250%, 04/01/14	7,581
1,100	Loudoun County, Series A, GO, 5.000%, 07/01/14	1,157

		22,096

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	6,047

	Other Revenue — 2.2%
4,435	City of Norfolk, Water Revenue, Rev., 5.000%, 11/01/17	5,219
5,000	City of Richmond, Public Utility, Series B, Rev., 5.000%, 01/15/18	5,718
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., 5.000%, 09/15/15	2,848
	Roanoke EDA, Carilion Clinic Obligation Group,
1,000	Rev., 4.000%, 07/01/13	1,003
1,000	Rev., 4.000%, 07/01/14	1,040
1,000	Rev., 5.000%, 07/01/15	1,093
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,207
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,304
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,563

		28,995

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,196

	Total Virginia	63,685

	Washington — 3.0%
	General Obligation — 2.6%
3,720	King County, Series C, GO, 5.000%, 01/01/16	4,141
1,865	Snohomish County School District No. 201 Snohomish, GO, 5.000%, 12/01/15	2,074
4,000	Snohomish County, Edmonds School District 15, GO, 5.000%, 12/01/19	4,835
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	8,961
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	1,890
	State of Washington, Various Purpose,
2,000	Series D, GO, AGM, 5.000%, 01/01/15 (p)	2,146
2,000	Series D, GO, AMBAC, 5.000%, 01/01/14 (p)	2,055
7,300	Series R, GO, 5.000%, 07/01/17	8,505

		34,607

	Other Revenue — 0.4%
4,560	University of Washington, Series C, Rev., 5.000%, 07/01/19	5,497

	Total Washington	40,104

	West Virginia — 0.1%
	Other Revenue — 0.1%
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	635
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	576
555	Series B-II, Rev., 3.000%, 11/01/16	593

	Total West Virginia	1,804

	Wisconsin — 1.0%
	General Obligation — 1.0%
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	13,681

	Total Municipal Bonds (Cost $1,284,680)	1,300,215

	Collateralized Mortgage Obligation — 0.1%
	Agency CMO — 0.1%
686	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.693%, 06/25/32 (Cost $686)	690

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
23,223	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003% (b) (l) (m) (Cost $23,223)	23,223

	Total Investments — 98.7% (Cost $1,308,589)	1,324,128
	Other Assets in Excess of Liabilities — 1.3%	17,708

	NET ASSETS — 100.0%	$1,341,836

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,659
Aggregate gross unrealized depreciation	(3,120)

Net unrealized appreciation/depreciation	$15,539

Federal income tax cost of investments	$1,308,589

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$23,223	$1,300,905	$—	$1,324,128

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.8% (t)
	Alaska — 3.6%
	Certificate of Participation/Lease — 0.8%
2,750	Matanuska-Susitna Borough, Goose Creek Correctional Center, Rev., AGC, 6.000%, 09/01/28	3,359

	Utility — 2.8%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	4,139
3,915	Rev., AGM, 6.000%, 07/01/19	4,849
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,897

		11,885

	Total Alaska	15,244

	Arizona — 3.6%
	Special Tax — 3.6%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 01/01/14 (p)	15,526

	Arkansas — 0.8%
	Other Revenue — 0.8%
3,250	University of Arkansas, Various Facilities, Rev., 4.000%, 11/01/34	3,292

	California — 16.3%
	General Obligation — 3.0%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,547
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	61
3,000	Santa Maria Joint Union High School District, GO, Zero Coupon, 08/01/37	850
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	6,156

		12,614

	Hospital — 1.2%
2,000	California Health Facilities Financing Authority, Marshall Medical Center, Series A, Rev., MTG, 5.000%, 11/01/29	2,094
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14 (p)	3,157

		5,251

	Other Revenue — 5.8%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,349
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	387
2,500	Los Angeles Department of Water & Power, Power System, Series A, Rev., 5.000%, 07/01/23	3,054
5,000	Los Angeles Department of Water & Power, Water System, Series B, Rev., 5.000%, 07/01/43	5,546
6,000	San Fransisco City & County Public Utilities Commission, Water WSIP, Sub Series A, Rev., 5.000%, 11/01/30	6,911
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,948
500	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/38 (w)	546

		24,741

	Prerefunded — 0.6%
40	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	51
2,105	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	2,496

		2,547

	Special Tax — 1.1%
4,550	Sweetwater Union High School District, Special Tax, Series A, Rev., AGM, 5.000%, 09/01/27	4,743

	Utility — 1.2%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,322
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,800

		5,122

	Water & Sewer — 3.4%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,653
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,345
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	8,544

		14,542

	Total California	69,560

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Colorado — 2.8%
	Education — 0.4%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,750

	General Obligation — 0.5%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,217

	Other Revenue — 0.6%
2,000	University of Colorado, Series B, Rev., 5.000%, 06/01/41	2,226

	Prerefunded — 0.8%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,466

	Utility — 0.5%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,113
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,095

		2,208

	Total Colorado	11,867

	Delaware — 1.4%
	Prerefunded — 1.4%
5,000	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	5,796

	District of Columbia — 1.2%
	General Obligation — 1.2%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,935

	Florida — 1.6%
	General Obligation — 0.7%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,085

	Transportation — 0.9%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,827

	Total Florida	6,912

	Georgia — 5.6%
	Hospital — 1.3%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,647

	Other Revenue — 0.9%
3,225	Fulton County, Water & Sewage, Rev., 5.000%, 01/01/28	3,686

	Special Tax — 2.8%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,030

	Utility — 0.6%
2,000	Municipal Electric Authority of Georgia, Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,294

	Total Georgia	23,657

	Hawaii — 0.8%
	Other Revenue — 0.8%
2,000	City & County of Honolulu, Wastewater System, Series A, Rev., 5.000%, 07/01/37	2,260
1,000	State of Hawaii, Highway, Series A, Rev., 5.000%, 01/01/32	1,138

	Total Hawaii	3,398

	Idaho — 0.3%
	Other Revenue — 0.3%
1,000	Boise State University, Series A, Rev., 5.000%, 04/01/42	1,109

	Illinois — 6.5%
	Education — 0.7%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	2,963

	General Obligation — 0.5%
2,000	Cook County Forest Preserve District, Limited Tax, Series B, GO, 5.000%, 12/15/37	2,216

	Other Revenue — 1.3%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,721
3,500	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/51	3,779

		5,500

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.9%
1,750	Chicago Public Building Commission, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,293
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,758

		4,051

	Transportation — 3.1%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	8,132
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,882

		13,014

	Total Illinois	27,744

	Indiana — 3.5%
	Certificate of Participation/Lease — 0.2%
975	Beech Grove School Building Corp., First Mortgage, GO, NATL-RE, 6.250%, 07/05/16	1,061

	Other Revenue — 1.4%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,754

	Transportation — 1.9%
5,480	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	6,070
1,945	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	2,058

		8,128

	Total Indiana	14,943

	Kansas — 0.8%
	General Obligation — 0.8%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,361

	Louisiana — 0.4%
	Other Revenue — 0.4%
200	Lafayette Public Power Authority Electric, Rev., 4.000%, 11/01/20	226
1,400	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/35	1,438

	Total Louisiana	1,664

	Maine — 1.6%
	Transportation — 1.6%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,615
2,680	Rev., 6.000%, 07/01/38	3,232

	Total Maine	6,847

	Massachusetts — 0.4%
	Education — 0.4%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,669

	Michigan — 0.9%
	Other Revenue — 0.9%
	City of Grand Rapids, County of Kent, Sanitary Sewer System,
500	Rev., 5.000%, 01/01/24	601
1,500	Rev., 5.000%, 01/01/34	1,707
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,690

	Total Michigan	3,998

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	442

	New Jersey — 5.2%
	Housing — 0.7%
2,955	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	3,204

	Other Revenue — 1.3%
5,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/29	5,615

	Prerefunded — 1.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., NATL-RE, 5.250%, 06/15/15 (k) (p)	5,490

	Transportation — 1.9%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	7,999

	Total New Jersey	22,308

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — 15.7%
	General Obligation — 2.2%
9,135	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	9,178

	Housing — 1.4%
	Tobacco Settlement Financing Corp., Asset-Backed,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,000
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,000

		6,000

	Other Revenue — 3.8%
1,000	New York State Dormitory Authority, State University Educational Facilities Issue, Third General Resolution, Series A, Rev., 5.000%, 05/15/30	1,147
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,013
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
3,000	Series B, Rev., 5.000%, 11/15/30	3,515
7,500	Series C, Rev., 5.000%, 11/15/38	8,405

		16,080

	Transportation — 6.9%
24,750	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	29,564

	Water & Sewer — 1.4%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,865

	Total New York	66,687

	Ohio — 1.7%
	General Obligation — 0.4%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	576
400	GO, AGC, 6.000%, 12/01/28	455
250	GO, AGC, 6.125%, 12/01/33	282
400	GO, AGC, 6.125%, 12/01/38	445

		1,758

	Other Revenue — 1.3%
5,600	Franklin County, Hospital Facilities, Ohio Health Corp., Rev., 4.000%, 05/15/43	5,283

	Total Ohio	7,041

	Oklahoma — 0.5%
	Water & Sewer — 0.5%
2,000	Oklahoma City Water Utilities Trust, Water and Sewer System, Series A, Rev., 5.000%, 07/01/34	2,280

	Pennsylvania — 1.4%
	General Obligation — 1.4%
5,000	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 11/15/22	6,060

	South Carolina — 5.3%
	General Obligation — 2.7%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	11,436

	Prerefunded — 1.2%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,150

	Utility — 1.4%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,922

	Total South Carolina	22,508

	South Dakota — 0.6%
	Other Revenue — 0.5%
470	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/14 (p)	486
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,762

		2,248

	Prerefunded — 0.1%
321	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	350

	Total South Dakota	2,598

	Texas — 10.4%
	General Obligation — 3.6%
535	City of Carrollton, GO, 5.000%, 08/15/26	612
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,609
7,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/24	8,473
3,000	Harris County, Series A, GO, 5.000%, 10/01/24	3,666

		15,360

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 1.1%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,641

	Other Revenue — 1.2%
1,965	Dallas-Fort Worth International Airport, Facilities Improvement, Series A, Rev., 5.000%, 11/01/42	2,098
455	Lower Colorado River Authority, Rev., 5.750%, 05/15/28	490
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,400

		4,988

	Prerefunded — 2.0%
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,574
2,890	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	3,137
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,802

		8,513

	Utility — 1.3%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,544

	Water & Sewer — 1.2%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	5,028

	Total Texas	44,074

	Washington — 2.8%
	Education — 1.6%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,722

	Hospital — 1.2%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,303

	Total Washington	12,025

	Total Municipal Bonds (Cost $369,092)	407,545

Short-Term Investment — 3.1%
	Investment Company — 3.1%
13,307	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.003% (b) (l) (m) (Cost $13,307)	13,307

	Total Investments — 98.9% (Cost $382,399)	420,852
	Other Assets in Excess of Liabilities — 1.1%	4,480

	NET ASSETS — 100.0%	$425,332

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(36)	30 Year U.S. Treasury Bond	06/19/13	$(5,078)	$103
(35)	30 Year U.S. Treasury Bond	09/19/13	(4,901)	16

				$119

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
MTG	—	Insured by California Mortgage Insurance
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
*	—	Filed for bankruptcy on November 8, 2010.
As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,267
Aggregate gross unrealized depreciation	(1,814)

Net unrealized appreciation/depreciation	$38,453

Federal income tax cost of investments	$382,399

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,307	$407,545	$—	$420,852
Appreciation in Other Financial Instruments
Futures Contracts	$119	$—	$—	$119

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 13.3%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14 (m)	26,277
500	6.270%, 01/26/16	576
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,776
4,600	New Valley Generation I, 7.299%, 03/15/19	5,466
3,668	New Valley Generation II, 5.572%, 05/01/20	4,264

	Total U.S. Government Agency Securities (Cost $38,452)	40,359

U.S. Treasury Obligations — 83.8%
1,000	U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	1,117
	U.S. Treasury Notes,
12,000	0.625%, 04/30/18	11,765
10,000	0.750%, 10/31/17	9,926
6,000	0.750%, 02/28/18	5,931
20,000	0.875%, 12/31/16	20,131
10,000	0.875%, 04/30/17	10,037
4,000	1.375%, 11/30/15	4,096
20,000	1.750%, 07/31/15	20,605
12,000	1.875%, 04/30/14	12,187
70,000	2.000%, 11/30/13	70,653
15,000	2.000%, 01/31/16	15,615
10,000	2.000%, 04/30/16	10,429
3,800	2.125%, 11/30/14	3,907
8,000	2.375%, 10/31/14	8,241
28,000	2.625%, 02/29/16	29,645
15,000	2.625%, 04/30/16	15,914
4,000	3.250%, 12/31/16	4,364

	Total U.S. Treasury Obligations (Cost $252,441)	254,563

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
8,148	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $8,148)	8,148

	Total Investments — 99.8% (Cost $299,041)	303,070
	Other Assets in Excess of Liabilities — 0.2%	609

	NET ASSETS — 100.0%	$303,679

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,275
Aggregate gross unrealized depreciation	(246)

Net unrealized appreciation/depreciation	$4,029

Federal income tax cost of investments	$299,041

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$36,095	$4,264		$40,359
U.S. Treasury Obligations	—	254,563	—		254,563

Short-Term Investment

Investment Company	8,148	—	—		8,148

Total Investments in Securities	$8,148	$290,658	$4,264	*	$303,070

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2013, the value of these securities was approximately $4,264,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/13
Investments in Securities

U.S. Government Agency Securities	$10,837	$—	$(6)	$(4)	$—	$(440)	$—	$(6,123)	$4,264

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 54.2%
	Federal Farm Credit Bank — 1.5%
238,000	0.140%, 05/14/14	237,984
70,650	0.250%, 07/22/13	70,650
190,000	DN, 0.110%, 06/20/13 (m) (n)	189,989
75,000	DN, 0.130%, 01/06/14 (n)	74,941
25,000	DN, 0.170%, 10/11/13 (n)	24,984
250,000	VAR, 0.320%, 06/03/13	250,000
75,000	VAR, 0.320%, 06/03/13	75,000

		923,548

	Federal Home Loan Bank — 30.5%
100,000	0.100%, 11/01/13	99,992
140,000	0.100%, 11/06/13	139,991
100,000	0.100%, 11/08/13	99,993
205,000	0.100%, 11/12/13	204,979
255,000	0.120%, 07/22/13	254,998
215,000	0.120%, 10/01/13	214,982
40,000	0.125%, 06/28/13	39,998
144,000	0.125%, 04/11/14	143,941
108,000	0.140%, 07/08/13	107,998
194,000	0.160%, 12/05/13	193,987
215,000	0.160%, 04/17/14	214,972
125,000	0.170%, 06/20/13	124,998
45,000	0.170%, 06/24/13	44,999
183,000	0.170%, 12/18/13	182,978
325,000	0.170%, 04/15/14	324,994
100,000	0.180%, 06/13/13	100,000
220,000	0.180%, 06/14/13	219,999
250,000	0.250%, 07/02/13	249,996
50,000	0.280%, 09/05/13	50,004
238,900	0.370%, 08/09/13	239,031
21,195	0.400%, 06/21/13	21,197
9,000	0.420%, 06/21/13	9,001
155,000	1.625%, 06/14/13	155,076
1,000,000	DN, 0.039%, 06/19/13 (n)	999,980
698,300	DN, 0.050%, 07/24/13 (n)	698,249
250,000	DN, 0.055%, 07/29/13 (n)	249,978
1,805,000	DN, 0.068%, 08/28/13 (n)	1,804,700
153,000	DN, 0.070%, 07/31/13 (n)	152,982
600,000	DN, 0.070%, 08/07/13 (n)	599,922
213,100	DN, 0.070%, 08/14/13 (n)	213,069
1,008,715	DN, 0.084%, 07/26/13 (n)	1,008,586
1,000,000	DN, 0.100%, 06/17/13 (n)	999,956
100,000	DN, 0.100%, 10/23/13 (n)	99,960
521,000	DN, 0.100%, 11/06/13 (n)	520,771
388,600	DN, 0.101%, 11/13/13 (n)	388,420
360,000	DN, 0.102%, 06/12/13 (n)	359,989
629,000	DN, 0.110%, 07/12/13 (n)	628,921
1,239,000	DN, 0.114%, 10/11/13 (n)	1,238,482
234,700	DN, 0.115%, 07/17/13 (n)	234,666
50,000	DN, 0.115%, 07/19/13 (n)	49,992
300,000	DN, 0.115%, 08/02/13 (n)	299,941
587,000	DN, 0.118%, 06/14/13 (n)	586,975
900,000	DN, 0.125%, 07/10/13 (n)	899,878
640,000	DN, 0.125%, 10/02/13 (n)	639,727
120,000	DN, 0.135%, 04/01/14 (n)	119,863
38,000	DN, 0.200%, 06/07/13 (n)	37,999
86,000	DN, 0.200%, 06/10/13 (n)	85,996
135,000	DN, 0.200%, 07/15/13 (n)	134,967
900,000	VAR, 0.139%, 06/15/13	900,000
300,000	VAR, 0.160%, 06/03/13	299,931
300,000	VAR, 0.195%, 08/04/13	299,968

		17,991,972

	Federal Home Loan Mortgage Corp. — 13.2%
225,000	0.130%, 02/07/14	224,972
99,292	0.500%, 10/15/13	99,394
500,000	DN, 0.070%, 09/06/13 (n)	499,906
500,000	DN, 0.070%, 09/10/13 (n)	499,902
209,130	DN, 0.085%, 10/15/13 (n)	209,063
1,000,000	DN, 0.100%, 06/05/13 (n)	999,989
560,000	DN, 0.100%, 12/19/13 (n)	559,687
559,696	DN, 0.105%, 06/17/13 (n)	559,670
23,000	DN, 0.114%, 10/04/13 (n)	22,991
464,355	DN, 0.114%, 10/07/13 (n)	464,167
93,252	DN, 0.115%, 07/15/13 (n)	93,239
750,000	DN, 0.115%, 07/29/13 (n)	749,861
90,000	DN, 0.130%, 09/16/13 (n)	89,965
300,000	DN, 0.135%, 07/01/13 (n)	299,966
158,715	DN, 0.136%, 07/08/13 (n)	158,693
500,000	DN, 0.150%, 09/05/13 (n)	499,800
500,000	DN, 0.150%, 09/06/13 (n)	499,798
315,000	DN, 0.150%, 02/18/14 (n)	314,656
100,000	DN, 0.180%, 07/02/13 (n)	99,984
388,000	VAR, 0.300%, 06/03/13	387,969
460,000	VAR, 0.300%, 06/03/13	459,972

		7,793,644

	Federal National Mortgage Association — 9.0%
70,000	1.250%, 02/27/14	70,566
430,000	2.750%, 02/05/14	437,569
300,136	4.625%, 10/15/13	305,055
705,000	DN, 0.060%, 09/16/13 (n)	704,874
500,000	DN, 0.100%, 06/17/13 (n)	499,978

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Federal National Mortgage Association — (Continued)
75,000	DN, 0.105%, 06/12/13 (n)	74,998
500,000	DN, 0.110%, 07/25/13 (n)	499,918
315,000	DN, 0.112%, 07/24/13 (n)	314,948
289,000	DN, 0.113%, 07/31/13 (n)	288,946
100,000	DN, 0.115%, 07/17/13 (n)	99,985
490,000	DN, 0.118%, 07/10/13 (n)	489,937
500,000	DN, 0.125%, 01/27/14 (n)	499,583
750,000	DN, 0.130%, 06/06/13 (n)	749,986
150,000	DN, 0.133%, 09/11/13 (n)	149,943
125,000	VAR, 0.179%, 06/11/13	124,968

		5,311,254

	Total U.S. Government Agency Securities (Cost $32,020,418 )	32,020,418

U.S. Treasury Obligations — 10.4%
	U.S. Treasury Notes – 10.4%
266,000	0.125%, 09/30/13	265,933
400,000	0.375%, 07/31/13	400,219
980,000	0.500%, 10/15/13	981,093
900,000	1.000%, 07/15/13	900,880
470,000	1.875%, 04/30/14	477,317
130,000	2.750%, 10/31/13	131,373
1,450,000	3.375%, 06/30/13	1,453,783
1,500,000	3.375%, 07/31/13	1,508,111

	Total U.S. Treasury Obligations (Cost $6,118,709)	6,118,709

Repurchase Agreements — 35.3%
1,500,000	Barclays Capital, Inc., 0.050%, dated 05/31/13, due 06/04/13, repurchase price $1,500,008, collateralized by Federal Farm Credit Banks, 0.163% - 3.290%, dated 10/14/14 - 11/15/32, Federal Home Loan Mortgage Corp., 0.000% - 5.500%, dated 06/03/13 - 05/04/37, Federal National Mortgage Association, 0.000% - 6.250%, dated 07/05/14 - 11/15/30 and Tennessee Valley Authority, 0.000%, dated 05/01/30, with a value of $1,530,004.	1,500,000
350,000	Barclays Capital, Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.000% - 0.375%, dated 02/15/16 - 02/15/22, with a value of $357,000.	350,000
300,000	Barclays Capital, Inc., 0.090%, dated 05/31/13, due 06/03/13, repurchase price $300,002, collateralized by Federal National Mortgage Association, 3.800% - 11.354%, dated 05/25/40 - 05/25/43, Federal Home Loan Mortgage Corp., 3.000% - 05.801%, dated 10/15/39 - 03/15/43 and Government National Mortgage Association, 0.604% - 6.402%, dated 04/16/40 - 02/20/62, with a value of $309,000.	300,000
550,000	BNP Paribas Securities Corp., 0.090%, dated 05/31/13, due 06/03/13, repurchase price $550,004, collateralized by Federal National Mortgage Association, 2.500% - 4.500%, dated 09/01/27 - 11/01/31, with a value of $561,000.	550,000
750,000	BNP Paribas Securities Corp., 0.090%, dated 05/31/13, due 06/03/13, repurchase price $750,006, collateralized by Federal National Mortgage Association, 5.500%, dated 06/01/38 and Government National Mortgage Association, 3.000% - 4.000%, dated 02/20/41 - 09/20/42, with a value of $765,000.	750,000
500,000	BNP Paribas Securities Corp., 0.100%, dated 05/31/13, due 06/12/13, repurchase price $500,017, collateralized by Federal National Mortgage Association, 2.212% - 6.291%, dated 02/01/26 - 05/01/43, Federal Home Loan Mortgage Corp., 0.000% - 5.500%, dated 06/01/25 - 05/15/43 and Government National Mortgage Association, 1.125% - 1.625%, dated 11/20/33 - 01/20/35, with a value of $510,567. (i)	500,000
500,000	Citibank N.A., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $500,004, collateralized by Federal Home Loan Mortgage Corp., 2.212% - 6.000%, dated 12/01/18 - 04/01/43, Federal National Mortgage Association, 2.430% - 6.000%, dated 04/01/14 - 05/01/43 and Government National Mortgage Association, 2.430% - 7.000%, dated 02/20/24 - 06/15/48, with a value of $510,000.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,500,000	Citigroup Global Markets Holdings, Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $1,500,008, collateralized by Federal Home Loan Mortgage Corp., 1.103% - 6.500%, dated 10/01/25 - 03/15/43, Federal National Mortgage Association, 0.000% - 6.000%, dated 09/25/17 - 06/25/43 and Government National Mortgage Association, 0.599% - 7.500%, dated 02/15/26 - 11/16/45, with a value of $1,542,725.	1,500,000
20,833	Citigroup Global Markets Holdings, Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $20,833, collateralized by Federal National Mortgage Association, 3.000% - 3.500%, dated 12/01/27 - 05/01/47, with a value of $21,250.	20,833
250,000	Credit Suisse First Boston USA, Inc., 0.050%, dated 05/31/13, due 06/05/13, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corp., 1.925% - 5.751%, dated 06/15/27 - 06/15/42 and Federal National Mortgage Association, 0.130% - 4.000%, dated 02/25/19 - 06/25/43, with a value of $257,501.	250,000
250,000	Credit Suisse First Boston USA, Inc., 0.050%, dated 05/31/13, due 06/06/13, repurchase price $250,002, collateralized by Federal National Mortgage Association, 0.000% - 6.625%, dated 05/15/19 - 11/15/30, with a value of $255,002.	250,000
250,000	Deutsche Bank Securities Inc., 0.060%, dated 05/31/13, due 06/06/13, repurchase price $250,003, collateralized by Government National Mortgage Association, 3.500%, dated 04/20/43 - 05/20/43, with a value of $255,418.	250,000
1,050,000	Deutsche Bank Securities Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $1,050,009, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 27.603%, dated 06/15/25 - 05/15/43 and Federal National Mortgage Association, 0.000% - 23.833%, dated 05/25/35 - 05/25/43, with a value of $1,080,437.	1,050,000
500,000	Deutsche Bank Securities, Inc., 0.100%, dated 05/31/13, due 06/12/13, repurchase price $500,017, collateralized by Federal Home Loan Mortgage Corp., 2.350%, dated 03/01/35, Federal National Mortgage Association, 0.000% - 7.000%, dated 10/11/25 - 11/25/42 and Government National Mortgage Association, 5.394%, dated 10/20/59, with a value of $514,085. (i)	500,000
800,000	Goldman Sachs & Co., 0.050%, dated 05/31/13, due 06/05/13, repurchase price $800,006, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 8.250%, dated 07/15/21 - 06/01/43, Federal National Mortgage Association, 0.000% - 6.500%, dated 12/25/23 - 06/25/43 and Government National Mortgage Association, 4.500%, dated 12/16/40, with a value of $819,021.	800,000
500,000	Goldman Sachs & Co., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 2.523% - 5.500%, dated 02/01/25 - 06/01/43 and Federal National Mortgage Association, 2.071% - 6.500%, dated 02/01/21 - 05/01/43, with a value of $510,000.	500,000
750,000	Goldman Sachs & Co., 0.060%, dated 05/31/13, due 06/04/13, repurchase price $750,005, collateralized by Federal Home Loan Mortgage Corp., 2.384% - 7.000%, dated 12/01/19 - 06/01/43 and Federal National Mortgage Association, 0.502% - 6.500%, dated 09/01/22 - 07/01/48, with a value of $765,000.	750,000
23,813	Merrill Lynch & Co., Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $23,813, collateralized by U.S. Treasury Securities, 0.875%, dated 02/28/17, with a value of $24,289.	23,813
400,000	Merrill Lynch & Co., Inc., 0.081%, dated 05/31/13, due 07/05/13, repurchase price $400,032, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 17.031%, dated 08/15/28 - 04/15/43, Federal National Mortgage Association, 4.800% - 7.900%, dated 05/25/23 - 03/25/43 and Government National Mortgage Association, 5.002% - 7.550%, dated 06/20/25 - 01/20/43, with a value of $412,000. (i)	400,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,000,000	Morgan Stanley & Co. LLC, 0.050%, dated 05/31/13, due 06/05/13, repurchase price $1,000,007, collateralized by Federal Home Loan Mortgage Corp., 2.304% - 6.000%, dated 02/01/27 - 05/01/43 and Federal National Mortgage Association, 2.449% - 5.000%, dated 12/01/20 - 05/01/43, with a value of $1,020,000.	1,000,000
500,000	Morgan Stanley & Co. LLC, 0.050%, dated 05/31/13, due 06/06/13, repurchase price $500,004, collateralized by Federal Home Loan Mortgage Corp., 5.500%, dated 03/01/40 and Federal National Mortgage Association, 1.378% - 4.694%, dated 09/01/19 - 04/01/44, with a value of $510,000.	500,000
2,000,000	Morgan Stanley & Co. LLC, 0.060%, dated 05/31/13, due 06/04/13, repurchase price $2,000,013, collateralized by Federal Home Loan Mortgage Corp., 2.049% - 6.000%, dated 06/01/26 - 06/01/43 and Federal National Mortgage Association, 2.000% - 5.500%, dated 01/01/21 - 05/01/43, with a value of 2,040,000.	2,000,000
1,500,000	Morgan Stanley & Co. LLC, 0.090%, dated 05/31/13, due 06/03/13, repurchase price $1,500,011, collateralized by Federal Home Loan Mortgage Corp., 1.837% - 6.500%, dated 06/01/13 - 06/01/43 and Federal National Mortgage Association, 2.000% - 6.000%, dated 08/01/14 - 06/01/43, with a value of $1,530,000.	1,500,000
289,167	RBS Securities, Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $289,168, collateralized by U.S. Treasury Securities, 1.500%, dated 06/30/16, with a value of $294,952.	289,167
498,000	RBS Securities, Inc., 0.120%, dated 05/31/13, due 06/03/13, repurchase price $498,005, collateralized by Federal Home Loan Mortgage Corp., 5.000% - 5.500%, dated 04/01/24 - 05/01/39 and Government National Mortgage Association, 1.002% - 5.500%, dated 07/20/59 -05/20/63, with a value of $507,960.	498,000
500,000	Royal Bank of Scotland plc, 0.060%, dated 05/31/13, due 07/03/13, repurchase price $500,028, collateralized by U.S. Treasury Securities, 0.250% - 5.125%, dated 07/31/13 - 06/30/17, with a value of $510,003. (i)	500,000
500,000	Royal Bank of Scotland plc, 0.080%, dated 05/31/13, due 06/24/13, repurchase price $500,027, collateralized by U.S. Treasury Securities, 0.250% - 2.000%, dated 01/31/14 - 05/15/22, with a value of $510,003. (i)	500,000
500,000	Societe Generale North America, Inc., 0.040%, dated 05/31/13, due 06/05/13, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 0.599% - 6.500%, dated 12/15/18 - 01/01/43, Federal National Mortgage Association, 0.500% - 6.000%, dated 07/01/17 - 05/01/43 and Government National Mortgage Association, 0.298% - 6.000%, dated 08/16/22 - 02/16/42,
	with a value of $512,171.	500,000
500,000	Societe Generale North America, Inc., 0.090%, dated 05/31/13, due 06/07/13, repurchase price $500,009, collateralized by Federal Home Loan Mortgage Corp., 2.000% - 4.000%, dated 07/01/34 - 03/01/43, Federal National Mortgage Association, 0.900% - 6.000%, dated 04/01/27 - 04/01/43 and Government National Mortgage Association, 0.338% - 7.500%, dated 08/16/34 - 08/16/43, with a value of $512,010.	500,000
2,300,000	Societe Generale North America, Inc., 0.090%, dated 05/31/13, due 06/03/13, repurchase price $2,300,017, collateralized by Federal Home Loan Mortgage Corp., 4.000%, dated 12/01/40 - 03/01/43, Federal National Mortgage Association, 2.500% - 4.500%, dated 10/01/27 - 06/01/43 and Government National Mortgage Association, 3.000% - 4.500%, dated 07/20/41 - 09/15/42, with a value of $2,346,000.	2,300,000

	Total Repurchase Agreements (Cost $20,831,813)	20,831,813

	Total Investments — 99.9% (Cost $58,970,940) *	58,970,940
	Other Assets in Excess of Liabilities — 0.1%	46,507

	NET ASSETS — 100.0%	$59,017,447

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2013.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,970,940	$—	$58,970,940

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 45.2%
	U.S. Treasury Bills — 12.8% (n)
300,000	0.040%, 09/19/13	299,963
650,000	0.043%, 08/29/13	649,932
200,000	0.081%, 11/21/13	199,923
400,000	0.095%, 06/13/13	399,987
100,000	0.115%, 09/05/13	99,969
150,000	0.119%, 08/15/13	149,963
50,000	0.130%, 08/22/13 (m)	49,985
100,000	0.132%, 08/08/13	99,976

		1,949,698

	U.S. Treasury Notes — 32.4%
520,000	0.125%, 08/31/13	519,999
100,000	0.125%, 09/30/13	99,975
24,000	0.250%, 10/31/13	24,004
100,000	0.250%, 11/30/13	100,068
60,000	0.250%, 01/31/14	60,056
39,000	0.250%, 03/31/14	39,024
100,000	0.250%, 05/31/14	100,102
241,000	0.375%, 06/30/13	241,051
35,000	0.375%, 07/31/13	35,011
75,000	0.500%, 10/15/13	75,083
75,000	0.500%, 11/15/13	75,130
15,000	0.750%, 08/15/13	15,020
100,000	0.750%, 09/15/13	100,172
191,924	1.000%, 07/15/13	192,127
50,000	1.000%, 01/15/14	50,279
543,000	1.125%, 06/15/13	543,200
80,000	1.250%, 02/15/14	80,622
110,000	1.250%, 03/15/14	110,915
304,000	1.875%, 02/28/14	307,881
250,000	2.000%, 11/30/13	252,288
125,000	2.250%, 05/31/14	127,613
175,000	2.750%, 10/31/13	176,883
125,000	3.125%, 09/30/13	126,218
475,000	3.375%, 06/30/13	476,227
250,000	3.375%, 07/31/13	251,350
126,000	4.000%, 02/15/14	129,451
315,000	4.250%, 08/15/13	317,681
295,000	4.750%, 05/15/14	307,933

		4,935,363

	Total U.S. Treasury Obligations (Cost $6,885,061 )	6,885,061

	Repurchase Agreements — 54.7%
150,000	Barclays Capital, Inc., 0.030%, dated 05/31/13, due 06/06/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.375% - 0.750%, due 01/15/16 - 10/31/17, with a value of $153,000.	150,000
150,000	Barclays Capital, Inc., 0.030%, dated 05/31/13, due 06/05/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 11/30/14 - 05/15/22, with a value of $153,011.	150,000
350,000	Barclays Capital, Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $350,002, collateralized by U.S. Treasury Securities, 0.250%, due 03/31/15, with a value of $357,000.	350,000
600,000	BNP Paribas Securities Corp., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $600,003, collateralized by U.S. Treasury Securities, 0.250% - 4.250%, due 08/15/14 - 09/30/14, with a value of $612,000.	600,000
400,000	BNP Paribas Securities Corp., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $400,002, collateralized by U.S. Treasury Securities, 0.250% - 2.375%, due 10/31/14, with a value of $408,032.	400,000
150,000	Citibank N.A., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 4.500% - 8.875%, due 08/15/17 - 05/15/38, with a value of $153,000.	150,000
200,000	Citigroup Global Markets Inc., 0.030%, dated 05/31/13, due 06/03/13, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 1.250%, due 02/28/18 - 11/15/27, with a value of $204,000.	200,000
300,000	Citigroup Global Markets Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $300,002, collateralized by U.S. Treasury Securities, 0.125% - 4.000%, due 09/30/13 - 07/31/17, with a value of $306,000.	300,000
100,000	Credit Suisse First Boston LLC, 0.030%, dated 05/31/13, due 06/06/13, repurchase price $100,001, collateralized by U.S. Treasury Securities, 1.375%, due 11/30/15, with a value of $102,003.	100,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
150,000	Credit Suisse First Boston LLC, 0.060%, dated 05/31/13, due 06/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 2.750%, due 11/15/42, with a value of $153,001.	150,000
1,000,000	Credit Suisse First Boston LLC, 0.060%, dated 05/31/13, due 06/03/13, repurchase price $1,000,005, collateralized by U.S. Treasury Securities, 0.250% - 2.125%, due 11/15/13 - 08/15/21, with a value of $1,020,004.	1,000,000
250,000	Deutsche Bank Securities Inc., 0.040%, dated 05/31/13, due 06/05/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.000% - 2.625%, due 12/31/14 - 11/15/40, with a value of $255,000.	250,000
300,000	Deutsche Bank Securities Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $300,002, collateralized by U.S. Treasury Securities, 0.250%, due 09/30/14, with a value of $306,000.	300,000
150,000	Goldman Sachs & Co., 0.020%, dated 05/31/13, due 06/06/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.125%, due 01/15/23, with a value of $153,000.	150,000
250,000	Goldman Sachs & Co., 0.040%, dated 05/31/13, due 06/04/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.875%, due 07/15/13, with a value of $255,000.	250,000
700,000	HSBC Securities (USA), Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $700,004, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 08/15/13 - 05/15/43, with a value of $714,003.	700,000
250,000	Merrill Lynch PFS, Inc., 0.040%, dated 05/31/13, due 06/05/13, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 09/12/13 - 01/15/16, with a value of $255,000.	250,000
100,000	Merrill Lynch PFS, Inc., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $100,001, collateralized by U.S. Treasury Securities, 0.125%, due 12/31/14, with a value of $102,016.	100,000
150,000	Merrill Lynch PFS, Inc., 0.100%, dated 05/31/13, due 06/03/13, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.000%, due 11/15/21, with a value of $153,000.	150,000
650,000	Royal Bank of Scotland plc, 0.030%, dated 05/31/13, due 06/05/13, repurchase price $650,003, collateralized by U.S. Treasury Securities, 0.500% - 1.875%, due 08/15/13 - 01/31/18, with a value of $663,004.	650,000
694,294	Royal Bank of Scotland plc, 0.060%, dated 05/31/13, due 06/03/13, repurchase price $694,297, collateralized by U.S. Treasury Securities, 0.375% - 4.625%, due 10/31/13 - 08/15/42, with a value of $708,184.	694,294
150,000	Royal Bank of Scotland plc, 0.060%, dated 05/31/13, due 07/03/13, repurchase price $150,008, collateralized by U.S. Treasury Securities, 2.250% - 4.500%, due 11/15/15 - 11/30/17, with a value of $153,005. (i)	150,000
150,000	Royal Bank of Scotland plc, 0.100%, dated 05/31/13, due 06/10/13, repurchase price $150,004, collateralized by U.S. Treasury Securities, 2.250%, due 11/30/17, with a value of $153,004. (i)	150,000
1,000,000	Societe Generale S.A., 0.060%, dated 05/31/13, due 06/03/13, repurchase price $1,000,005, collateralized by U.S. Treasury Securities, 0.875% - 4.250%, due 08/15/14 - 08/31/19, with a value of $1,020,000.	1,000,000

	Total Repurchase Agreements (Cost $8,344,294)	8,344,294

	Total Investments — 99.9% (Cost $15,229,355) *	15,229,355
	Other Assets in Excess of Liabilities — 0.1%	22,140

	NET ASSETS — 100.0%	$15,251,495

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	15,229,355	$—	15,229,355

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2013